UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Developed World ex-U.S. and Currency Hedged Equity Funds

Semi-Annual Report

September 30, 2015

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

(formerly, WisdomTree Europe Dividend Growth Fund)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

(formerly, WisdomTree DEFA Fund)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

(formerly, WisdomTree International Hedged Dividend Growth Fund)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

(formerly, WisdomTree DEFA Equity Income Fund)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

(formerly, WisdomTree Japan Hedged Dividend Growth Fund)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth (JDG)

(formerly, WisdomTree Japan Dividend Growth)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	22.7%
Materials	14.7%
Consumer Discretionary	13.4%
Industrials	13.4%
Energy	9.6%
Consumer Staples	9.3%
Healthcare	7.5%
Telecommunication Services	4.3%
Information Technology	2.6%
Utilities	2.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Woodside Petroleum Ltd.	3.7%
Insurance Australia Group Ltd.	3.1%
Suncorp Group Ltd.	2.7%
Westpac Banking Corp.	2.7%
National Australia Bank Ltd.	2.7%
CIMIC Group Ltd.	2.4%
Australia & New Zealand Banking Group Ltd.	2.4%
Woolworths Ltd.	2.4%
Telstra Corp., Ltd.	2.4%
Commonwealth Bank of Australia	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised October 7, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-20.69%	-22.10%	-3.80%	-1.33%	3.77%
Fund Market Price Returns	-19.85%	-21.71%	-3.47%	-1.30%	3.74%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index[2]	-20.57%	-21.86%	-3.50%	-1.08%	4.23%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[3]	-20.56%	-21.08%	-4.16%	-0.86%	3.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[3]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	1

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Staples	19.5%
Consumer Discretionary	18.8%
Industrials	18.3%
Healthcare	11.3%
Financials	11.3%
Materials	7.5%
Information Technology	6.0%
Telecommunication Services	5.3%
Energy	1.3%
Utilities	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Anheuser-Busch InBev N.V.	5.6%
Telefonica S.A.	5.3%
Siemens AG, Registered Shares	4.8%
Sanofi	4.7%
Unilever N.V., CVA	4.6%
Banco Bilbao Vizcaya Argentaria S.A.	4.6%
Banco Santander S.A.	4.5%
Daimler AG, Registered Shares	4.1%
Bayer AG, Registered Shares	3.5%
Bayerische Motoren Werke AG	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-16.07%	0.10%	12.02%	7.24%	6.12%
Fund Market Price Returns	-16.07%	0.21%	11.74%	7.05%	6.14%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	-15.91%	0.39%	12.36%	7.61%	6.60%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	-13.08%	2.94%	12.41%	7.65%	6.48%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.
[2]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[3]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Industrials	24.2%
Financials	21.7%
Consumer Discretionary	13.9%
Materials	8.7%
Consumer Staples	6.9%
Information Technology	6.2%
Healthcare	6.0%
Utilities	5.3%
Telecommunication Services	4.4%
Energy	2.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Elisa Oyj	2.0%
bpost S.A.	1.7%
Nokian Renkaat Oyj	1.5%
Freenet AG	1.5%
Mediolanum SpA	1.3%
Lagardere SCA	1.2%
Orion Oyj, Class B	1.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1.1%
Hochtief AG	1.1%
Zardoya Otis S.A.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-7.88%	-3.92%
Fund Market Price Returns	-7.79%	-4.64%
WisdomTree Europe Hedged SmallCap Equity Index	-8.06%	-4.14%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-5.97%	-1.79%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	3

Performance Summary (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

(formerly, WisdomTree Europe Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Staples	20.8%
Consumer Discretionary	20.1%
Healthcare	19.8%
Industrials	19.3%
Information Technology	8.0%
Materials	6.0%
Financials	3.2%
Telecommunication Services	2.3%
Energy	0.2%
Utilities	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Roche Holding AG, Genusschein	6.8%
British American Tobacco PLC	4.2%
Anheuser-Busch InBev N.V.	4.0%
Novo Nordisk A/S, Class B	3.2%
Bayer AG, Registered Shares	3.2%
SAP SE	2.3%
Unilever N.V., CVA	2.2%
Daimler AG, Registered Shares	2.2%
Diageo PLC	2.2%
Telefonaktiebolaget LM Ericsson, Class B	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Europe Quality Dividend Growth Index was named the WisdomTree Europe Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-6.79%	-6.87%	-9.24%
Fund Market Price Returns	-6.57%	-5.96%	-9.21%
WisdomTree Europe Quality Dividend Growth Index	-6.37%	-6.28%	-8.76%
MSCI Europe Index	-8.37%	-9.33%	-11.00%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Industrials	26.4%
Financials	19.4%
Consumer Discretionary	15.9%
Information Technology	12.4%
Materials	7.7%
Consumer Staples	6.6%
Healthcare	3.7%
Energy	3.6%
Utilities	3.0%
Telecommunication Services	0.6%
Investment Company	0.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Cofinimmo S.A.	1.8%
Kemira Oyj	1.1%
Cembra Money Bank AG	1.1%
ERG SpA	1.1%
Ratos AB, Class B	1.0%
Neopost S.A.	1.0%
Bilfinger SE	1.0%
Leroy Seafood Group ASA	1.0%
Tieto Oyj	0.9%
Iren SpA	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.18%	4.68%	16.86%	10.41%	5.49%
Fund Market Price Returns	-1.13%	5.49%	16.71%	10.62%	5.36%
WisdomTree Europe SmallCap Dividend Index	-0.83%	4.95%	18.19%	11.27%	6.03%
MSCI Europe Small Cap Index	0.53%	3.87%	14.03%	9.53%	5.86%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	5

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	20.3%
Financials	19.7%
Industrials	16.4%
Materials	13.3%
Healthcare	10.4%
Telecommunication Services	6.7%
Information Technology	5.8%
Consumer Staples	3.9%
Utilities	3.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Deutsche Telekom AG, Registered Shares	6.7%
Allianz SE, Registered Shares	6.7%
Bayer AG, Registered Shares	5.7%
Siemens AG, Registered Shares	5.7%
BASF SE	5.5%
Daimler AG, Registered Shares	5.1%
Bayerische Motoren Werke AG	5.0%
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	4.7%
SAP SE	4.1%
Deutsche Post AG, Registered Shares	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-18.15%	2.42%	4.63%
Fund Market Price Returns	-18.06%	2.38%	4.12%
WisdomTree Germany Hedged Equity Index	-18.25%	2.53%	4.69%
MSCI Germany Local Currency Index	-19.05%	2.69%	4.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Utilities	15.2%
Telecommunication Services	13.8%
Energy	12.8%
Industrials	11.9%
Consumer Staples	11.0%
Materials	10.2%
Consumer Discretionary	9.1%
Healthcare	9.1%
Information Technology	6.3%
Investment Company	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Woodside Petroleum Ltd.	2.3%
Eni SpA	2.1%
Snam SpA	2.0%
TeliaSonera AB	1.9%
Telefonica Deutschland Holding AG	1.8%
EDP-Energias de Portugal S.A.	1.8%
Fortum Oyj	1.7%
Kuehne + Nagel International AG, Registered Shares	1.7%
Total S.A.	1.7%
Telefonica S.A.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised October 7, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.57%	-15.00%	2.52%	1.83%	1.87%
Fund Market Price Returns	-10.64%	-14.84%	2.56%	1.88%	1.75%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[2]	-10.44%	-14.63%	2.83%	2.01%	2.05%
MSCI EAFE Value Index	-11.58%	-12.60%	4.69%	3.06%	1.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	7

Performance Summary (unaudited)

WisdomTree International Equity Fund (DWM)

(formerly, WisdomTree DEFA Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	24.2%
Industrials	11.5%
Consumer Staples	11.4%
Consumer Discretionary	11.2%
Healthcare	9.3%
Telecommunication Services	8.6%
Energy	8.3%
Materials	6.2%
Utilities	5.9%
Information Technology	2.9%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
HSBC Holdings PLC	1.7%
Nestle S.A., Registered Shares	1.6%
China Mobile Ltd.	1.5%
Novartis AG, Registered Shares	1.5%
BP PLC	1.5%
GlaxoSmithKline PLC	1.4%
Royal Dutch Shell PLC, Class A	1.3%
Total S.A.	1.2%
Banco Santander S.A.	1.2%
British American Tobacco PLC	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index. Prior to August 31, 2015, the WisdomTree International Equity Index was named the WisdomTree DEFA Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.18%	-9.97%	5.22%	3.90%	2.62%
Fund Market Price Returns	-10.33%	-10.01%	5.39%	4.00%	2.61%
WisdomTree International Equity Index	-10.00%	-9.94%	5.42%	4.03%	2.96%
MSCI EAFE Index	-9.68%	-8.66%	5.63%	3.98%	2.23%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	24.4%
Consumer Staples	11.5%
Industrials	11.4%
Consumer Discretionary	11.0%
Healthcare	9.2%
Energy	8.4%
Telecommunication Services	8.4%
Materials	5.9%
Utilities	5.8%
Information Technology	3.1%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
HSBC Holdings PLC	1.7%
Nestle S.A., Registered Shares	1.7%
Novartis AG, Registered Shares	1.5%
BP PLC	1.5%
Roche Holding AG, Genusschein	1.4%
GlaxoSmithKline PLC	1.4%
Royal Dutch Shell PLC, Class A	1.3%
China Mobile Ltd.	1.3%
Total S.A.	1.2%
Banco Santander S.A.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated June 24, 2015, the Fund’s annual expense ratio was 0.35%.

Performance as of 9/30/15

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-7.71%
Fund Market Price Returns	-6.63%
WisdomTree International Hedged Equity Index	-7.88%
MSCI EAFE Local Currency Index	-8.57%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	9

Performance Summary (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

(formerly, WisdomTree International Hedged Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Staples	21.1%
Consumer Discretionary	20.8%
Industrials	15.7%
Healthcare	14.3%
Telecommunication Services	9.5%
Information Technology	7.3%
Financials	5.2%
Materials	3.5%
Utilities	1.7%
Energy	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Roche Holding AG, Genusschein	5.3%
British American Tobacco PLC	5.1%
Telstra Corp., Ltd.	3.9%
Unilever N.V., CVA	3.2%
Novo Nordisk A/S, Class B	3.0%
Unilever PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Industria de Diseno Textil S.A.	2.5%
Hennes & Mauritz AB, Class B	2.4%
L’Oreal S.A.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree International Hedged Quality Dividend Growth Index was named the WisdomTree International Hedged Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-6.54%	4.87%	3.85%
Fund Market Price Returns	-6.46%	4.99%	3.44%
WisdomTree International Hedged Quality Dividend Growth Index	-6.34%	5.02%	4.43%
MSCI EAFE Local Currency Index	-10.64%	0.80%	3.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Industrials	24.8%
Consumer Discretionary	19.2%
Financials	18.3%
Information Technology	9.5%
Materials	7.6%
Consumer Staples	7.2%
Healthcare	4.5%
Energy	3.4%
Utilities	3.3%
Telecommunication Services	1.3%
Investment Company	0.3%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Salmar ASA	0.5%
Cofinimmo S.A.	0.5%
Drillisch AG	0.5%
Genesis Energy Ltd.	0.4%
Metropole Television S.A.	0.4%
Nexity S.A.	0.4%
Moneysupermarket.com Group PLC	0.4%
Meridian Energy Ltd.	0.4%
Ladbrokes PLC	0.4%
NCC AB, Class B	0.4%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes the Underlying Fund’s investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged SmallCap Dividend Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International SmallCap Dividend Fund (the “Underlying Fund”)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated June 1, 2015, the Fund’s annual expense ratio was 0.58%. The prospectus expense ratio includes 0.58% of acquired fund fees and expenses (‘‘AFFEs’’). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Performance as of 9/30/15

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-9.55%
Fund Market Price Returns	-9.38%
WisdomTree International Hedged SmallCap Dividend Index	-9.39%
MSCI EAFE Small Cap Local Index	-8.30%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	11

Performance Summary (unaudited)

WisdomTree International High Dividend Fund (DTH)

(formerly, WisdomTree DEFA Equity Income Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	24.2%
Telecommunication Services	12.1%
Energy	11.7%
Consumer Staples	11.1%
Industrials	9.8%
Healthcare	8.5%
Utilities	8.4%
Consumer Discretionary	6.5%
Materials	5.8%
Information Technology	1.4%
Investment Company	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Nestle S.A., Registered Shares	2.8%
Novartis AG, Registered Shares	2.6%
China Mobile Ltd.	2.6%
Total S.A.	2.2%
HSBC Holdings PLC	2.1%
BP PLC	2.1%
GlaxoSmithKline PLC	2.0%
Royal Dutch Shell PLC, Class A	1.9%
Banco Santander S.A.	1.8%
British American Tobacco PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index. Prior to August 31, 2015, the WisdomTree International High Dividend Index was named the WisdomTree DEFA Equity Income Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-11.15%	-14.06%	3.86%	3.12%	1.58%
Fund Market Price Returns	-11.02%	-14.05%	3.88%	3.14%	1.52%
WisdomTree International High Dividend Index	-11.12%	-13.78%	4.26%	3.38%	2.15%
MSCI EAFE Value Index	-11.58%	-12.60%	4.69%	3.06%	1.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	24.0%
Consumer Staples	13.1%
Healthcare	11.3%
Telecommunication Services	10.5%
Energy	10.2%
Consumer Discretionary	9.4%
Industrials	8.0%
Utilities	5.6%
Materials	5.2%
Information Technology	2.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Nestle S.A., Registered Shares	2.3%
HSBC Holdings PLC	2.2%
China Mobile Ltd.	2.2%
Novartis AG, Registered Shares	2.1%
BP PLC	2.0%
GlaxoSmithKline PLC	2.0%
Royal Dutch Shell PLC, Class A	1.8%
Total S.A.	1.7%
Roche Holding AG, Genusschein	1.7%
British American Tobacco PLC	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-11.16%	-12.22%	3.88%	3.17%	2.06%
Fund Market Price Returns	-10.94%	-11.86%	4.00%	3.22%	2.00%
WisdomTree International LargeCap Dividend Index	-10.94%	-11.91%	4.33%	3.45%	2.39%
MSCI EAFE Index	-9.68%	-8.66%	5.63%	3.98%	2.23%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	13

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	22.8%
Industrials	21.6%
Consumer Discretionary	15.6%
Materials	8.9%
Consumer Staples	7.9%
Utilities	7.0%
Information Technology	4.1%
Healthcare	4.0%
Telecommunication Services	4.0%
Energy	3.6%
Investment Company	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Transocean Ltd.	0.7%
Suncorp Group Ltd.	0.7%
Insurance Australia Group Ltd.	0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	0.7%
Veolia Environnement S.A.	0.6%
Proximus	0.6%
Bouygues S.A.	0.6%
Terna Rete Elettrica Nazionale SpA	0.6%
Taylor Wimpey PLC	0.6%
Persimmon PLC	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.72%	-4.08%	7.77%	4.97%	4.14%
Fund Market Price Returns	-7.74%	-3.48%	8.08%	5.07%	4.07%
WisdomTree International MidCap Dividend Index	-7.79%	-3.88%	8.31%	5.22%	4.25%
MSCI EAFE Mid Cap Index	-6.43%	-1.65%	8.62%	5.66%	3.09%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Industrials	24.8%
Consumer Discretionary	19.2%
Financials	18.3%
Information Technology	9.5%
Materials	7.6%
Consumer Staples	7.2%
Healthcare	4.5%
Energy	3.4%
Utilities	3.3%
Telecommunication Services	1.3%
Investment Company	0.3%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Salmar ASA	0.5%
Cofinimmo S.A.	0.5%
Drillisch AG	0.5%
Genesis Energy Ltd.	0.4%
Metropole Television S.A.	0.4%
Nexity S.A.	0.4%
Moneysupermarket.com Group PLC	0.4%
Meridian Energy Ltd.	0.4%
Ladbrokes PLC	0.4%
NCC AB, Class B	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.15%	-4.10%	8.95%	6.80%	4.56%
Fund Market Price Returns	-5.07%	-3.98%	8.98%	6.87%	4.50%
WisdomTree International SmallCap Dividend Index	-4.67%	-3.48%	9.57%	7.21%	5.05%
MSCI EAFE Small Cap Index	-2.78%	0.29%	10.17%	7.30%	3.85%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	15

Performance Summary (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

Industry Breakdown†  as of 9/30/15

Industry	% of Net Assets
Automobiles	33.9%
Machinery	27.9%
Auto Components	16.8%
Electrical Equipment	7.5%
Metals & Mining	5.7%
Building Products	5.2%
Construction & Engineering	1.8%
Chemicals	1.6%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Toyota Motor Corp.	10.8%
Honda Motor Co., Ltd.	8.4%
FANUC Corp.	4.7%
Bridgestone Corp.	3.7%
Fuji Heavy Industries Ltd.	3.7%
Nissan Motor Co., Ltd.	3.6%
Denso Corp.	3.3%
Mitsubishi Electric Corp.	3.1%
Nidec Corp.	2.8%
Nippon Steel & Sumitomo Metal Corp.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Capital Goods Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Capital Goods Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-17.02%	-7.10%	4.95%
Fund Market Price Returns	-16.16%	-5.87%	6.82%
WisdomTree Japan Hedged Capital Goods Index	-16.85%	-6.29%	5.76%
MSCI Japan Local Currency Index	-9.20%	6.76%	13.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	25.5%
Industrials	22.4%
Information Technology	13.4%
Financials	11.3%
Consumer Staples	9.2%
Materials	8.6%
Healthcare	8.6%
Telecommunication Services	0.9%
Energy	0.5%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Toyota Motor Corp.	5.2%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Japan Tobacco, Inc.	4.1%
Canon, Inc.	3.8%
Mizuho Financial Group, Inc.	3.6%
Honda Motor Co., Ltd.	3.1%
Nissan Motor Co., Ltd.	3.0%
Takeda Pharmaceutical Co., Ltd.	2.8%
FANUC Corp.	2.5%
Mitsui & Co., Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-11.92%	2.49%	20.74%	10.17%	2.14%
Fund Market Price Returns	-11.15%	3.16%	21.22%	10.16%	2.27%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[2]	-11.47%	3.49%	21.56%	10.65%	2.33%
MSCI Japan/MSCI Japan Local Currency Spliced Index[3]	-9.20%	6.76%	25.81%	12.75%	2.93%

*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[3]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	17

Performance Summary (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown† as of 9/30/15

Industry	% of Net Assets
Banks	60.8%
Insurance	21.9%
Capital Markets	9.5%
Diversified Financial Services	4.3%
Consumer Finance	3.8%
Other Assets less Liabilities‡	-0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	10.9%
Sumitomo Mitsui Financial Group, Inc.	10.9%
Tokio Marine Holdings, Inc.	7.3%
Dai-ichi Life Insurance Co., Ltd. (The)	4.9%
Nomura Holdings, Inc.	4.1%
Mizuho Financial Group, Inc.	4.0%
MS&AD Insurance Group Holdings, Inc.	3.8%
Sumitomo Mitsui Trust Holdings, Inc.	3.7%
Sompo Japan Nipponkoa Holdings, Inc.	3.2%
Daiwa Securities Group, Inc.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.35%	11.98%	14.98%
Fund Market Price Returns	-1.44%	12.87%	17.07%
WisdomTree Japan Hedged Financials Index	-2.53%	12.96%	15.75%
MSCI Japan Local Currency Index	-9.20%	6.76%	13.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

Industry Breakdown† as of 9/30/15

Industry	% of Net Assets
Pharmaceuticals	64.8%
Health Care Equipment & Supplies	22.9%
Food & Staples Retailing	5.7%
Health Care Providers & Services	5.4%
Health Care Technology	1.4%
Biotechnology	0.3%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Takeda Pharmaceutical Co., Ltd.	10.1%
Astellas Pharma, Inc.	10.0%
Otsuka Holdings Co., Ltd.	7.0%
Eisai Co., Ltd.	6.4%
Hoya Corp.	6.3%
Ono Pharmaceutical Co., Ltd.	4.9%
Daiichi Sankyo Co., Ltd.	4.7%
Shionogi & Co., Ltd.	4.4%
Terumo Corp.	4.1%
Olympus Corp.	4.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Health Care Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Health Care Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-4.02%	21.35%	26.88%
Fund Market Price Returns	-3.27%	21.64%	28.99%
WisdomTree Japan Hedged Health Care Index	-4.32%	21.87%	27.47%
MSCI Japan Local Currency Index	-9.20%	6.76%	13.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	19

Performance Summary (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

(formerly, WisdomTree Japan Hedged Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	26.0%
Industrials	22.2%
Information Technology	13.2%
Consumer Staples	10.6%
Telecommunication Services	9.7%
Materials	7.2%
Healthcare	6.4%
Financials	5.1%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
NTT DOCOMO, Inc.	5.2%
Toyota Motor Corp.	4.7%
Japan Tobacco, Inc.	4.4%
Canon, Inc.	4.1%
KDDI Corp.	3.6%
Honda Motor Co., Ltd.	3.2%
Nissan Motor Co., Ltd.	3.1%
FANUC Corp.	2.6%
Mitsui & Co., Ltd.	2.3%
Mitsubishi Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Japan Hedged Quality Dividend Growth Index was named the WisdomTree Japan Hedged Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/15

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-12.92%
Fund Market Price Returns	-12.61%
WisdomTree Japan Hedged Quality Dividend Growth Index	-12.76%
JPX-Nikkei 400 Local Index	-12.26%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

Industry Breakdown† as of 9/30/15

Industry	% of Net Assets
Real Estate Management & Development	40.9%
Real Estate Investment Trusts (REITs)	27.8%
Construction & Engineering	14.4%
Household Durables	8.5%
Building Products	4.3%
Transportation Infrastructure	2.7%
Construction Materials	1.9%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Mitsubishi Estate Co., Ltd.	9.7%
Mitsui Fudosan Co., Ltd.	9.7%
Daiwa House Industry Co., Ltd.	5.6%
Sumitomo Realty & Development Co., Ltd.	5.5%
Sekisui House Ltd.	3.5%
Daito Trust Construction Co., Ltd.	3.0%
Taisei Corp.	2.8%
Nippon Building Fund, Inc.	2.3%
Shimizu Corp.	2.3%
Obayashi Corp.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Real Estate Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities. An index is a statistical measure of a specified financial market or sector.

An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-4.17%	6.13%	11.48%
Fund Market Price Returns	-3.20%	6.93%	13.52%
WisdomTree Japan Hedged Real Estate Index	-4.17%	6.97%	12.33%
MSCI Japan Local Currency Index	-9.20%	6.76%	13.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	21

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Industrials	24.1%
Consumer Discretionary	24.1%
Financials	12.4%
Materials	12.3%
Information Technology	11.5%
Consumer Staples	9.9%
Healthcare	4.8%
Energy	1.0%
Utilities	0.3%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Matsui Securities Co., Ltd.	1.0%
Benesse Holdings, Inc.	0.9%
Heiwa Corp.	0.7%
Park24 Co., Ltd.	0.7%
Sanrio Co., Ltd.	0.7%
Kawasaki Kisen Kaisha Ltd.	0.6%
Nipro Corp.	0.6%
Canon Marketing Japan, Inc.	0.5%
Daiichikosho Co., Ltd.	0.5%
DIC Corp.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.24%	12.66%	14.96%
Fund Market Price Returns	-1.85%	13.08%	14.84%
WisdomTree Japan Hedged SmallCap Equity Index	-2.13%	13.32%	16.05%
MSCI Japan Small Cap Local Currency Index	-3.13%	12.39%	16.61%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

Industry Breakdown†

as of 9/30/15

Industry	% of Net Assets
Electronic Equipment, Instruments & Components	27.0%
Wireless Telecommunication Services	19.8%
Technology Hardware, Storage & Peripherals	14.3%
Household Durables	11.9%
IT Services	7.8%
Media	4.9%
Semiconductors & Semiconductor Equipment	3.4%
Software	3.3%
Internet & Catalog Retail	2.9%
Internet Software & Services	2.6%
Leisure Products	2.3%
Communications Equipment	0.1%
Commercial Services & Supplies	0.1%
Trading Companies & Distributors	0.1%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
SoftBank Group Corp.	8.4%
KDDI Corp.	7.2%
Canon, Inc.	5.8%
Sony Corp.	5.3%
Murata Manufacturing Co., Ltd.	5.1%
Hitachi Ltd.	4.4%
NTT DOCOMO, Inc.	4.2%
Panasonic Corp.	4.2%
Keyence Corp.	3.7%
FUJIFILM Holdings Corp.	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Tech, Media and Telecom Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Tech, Media and Telecom Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-12.96%	2.44%	10.29%
Fund Market Price Returns	-11.81%	3.28%	12.37%
WisdomTree Japan Hedged Tech, Media and Telecom Index	-12.66%	3.17%	11.00%
MSCI Japan Local Currency Index	-9.20%	6.76%	13.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	23

Performance Summary (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

(formerly, WisdomTree Japan Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	25.2%
Industrials	21.9%
Information Technology	13.0%
Consumer Staples	11.3%
Telecommunication Services	9.6%
Materials	7.1%
Healthcare	6.2%
Financials	4.9%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
NTT DOCOMO, Inc.	5.2%
Toyota Motor Corp.	4.7%
Japan Tobacco, Inc.	4.2%
Canon, Inc.	4.0%
KDDI Corp.	3.5%
Honda Motor Co., Ltd.	3.2%
Nissan Motor Co., Ltd.	2.9%
FANUC Corp.	2.6%
Mitsui & Co., Ltd.	2.2%
Mitsubishi Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Japan Quality Dividend Growth Index was named the WisdomTree Japan Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/15

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-13.06%
Fund Market Price Returns	-12.92%
WisdomTree Japan Quality Dividend Growth Index	-12.92%
JPX-Nikkei 400 Index	-12.87%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 28, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Industrials	24.1%
Consumer Discretionary	23.9%
Financials	11.9%
Materials	11.7%
Information Technology	11.7%
Consumer Staples	10.1%
Healthcare	4.6%
Energy	1.0%
Utilities	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Matsui Securities Co., Ltd.	0.9%
Benesse Holdings, Inc.	0.8%
Heiwa Corp.	0.7%
Kaneka Corp.	0.6%
Sanrio Co., Ltd.	0.6%
Park24 Co., Ltd.	0.6%
Denki Kagaku Kogyo K.K.	0.5%
Nipro Corp.	0.5%
Azbil Corp.	0.5%
Kawasaki Kisen Kaisha Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.71%	4.18%	9.37%	7.61%	2.12%
Fund Market Price Returns	-0.77%	5.03%	9.95%	7.77%	2.38%
WisdomTree Japan SmallCap Dividend Index	-2.00%	3.87%	9.91%	8.24%	2.75%
MSCI Japan Small Cap Index	-3.00%	2.94%	10.58%	8.18%	1.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	25

Performance Summary (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	27.6%
Materials	26.2%
Information Technology	23.6%
Industrials	20.4%
Consumer Staples	1.4%
Healthcare	1.4%
Other Assets less Liabilities‡	-0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Samsung Electronics Co., Ltd.	7.9%
LG Chem Ltd.	7.8%
Kia Motors Corp.	5.5%
Hyundai Glovis Co., Ltd.	5.4%
Hyundai Steel Co.	4.8%
Hyundai Motor Co.	4.5%
Hyundai Mobis Co., Ltd.	4.4%
CJ Corp.	4.1%
POSCO	4.0%
Hyosung Corp.	4.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Korea Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Korea Hedged Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-9.15%	-10.09%	-11.10%
Fund Market Price Returns	-9.99%	-10.48%	-11.48%
WisdomTree Korea Hedged Equity Index	-6.89%	-7.96%	-9.47%
MSCI South Korea Local Currency Index	-9.29%	-8.39%	-6.20%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on November 7, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

26	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Staples	22.9%
Financials	16.0%
Energy	15.3%
Healthcare	10.6%
Materials	9.3%
Telecommunication Services	7.3%
Industrials	6.4%
Utilities	5.2%
Consumer Discretionary	5.2%
Information Technology	1.3%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
British American Tobacco PLC	5.9%
GlaxoSmithKline PLC	5.1%
Vodafone Group PLC	5.0%
AstraZeneca PLC	4.9%
Royal Dutch Shell PLC, Class A	4.6%
Royal Dutch Shell PLC, Class B	4.6%
HSBC Holdings PLC	4.6%
SABMiller PLC	4.4%
BP PLC	4.2%
National Grid PLC	3.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-9.42%	-6.17%	1.63%
Fund Market Price Returns	-9.91%	-5.84%	1.14%
WisdomTree United Kingdom Hedged Equity Index	-9.27%	-5.71%	2.27%
MSCI United Kingdom Local Currency Index	-9.19%	-5.95%	2.02%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	27

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The JPX-Nikkei 400 Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal).

The JPX-Nikkei 400 Local Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal), calculated in local currency.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

28	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (continued)

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Korea Local Currency Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the South Korean equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI United Kingdom Local Currency Index is a capitalization weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the euro and the U.S. dollar.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the Financials sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International Hedged Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends and that meet

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	29

Description of Indexes (unaudited) (continued)

other liquidity and capitalization requirements while at the same time neutralizing exposure to fluctuations of the foreign currencies relative to the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree International Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada while at the same time neutralizing exposure to fluctuations of the foreign currencies relative to the U.S. dollar.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Capital Goods Index is designed to provide exposure to Japanese capital goods companies while at the same time neutralizing exposure to fluctuations between the Japanese yen and the U.S. dollar.

The WisdomTree Japan Hedged Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index while at the same time neutralizing exposure to fluctuations between the Japanese yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Japanese yen and the U.S. dollar.

The WisdomTree Japan Hedged Health Care Index is designed to provide exposure to Japanese health care companies while at the same time neutralizing exposure to fluctuations between the Japanese yen and the U.S. dollar.

The WisdomTree Japan Hedged Real Estate Index is designed to provide exposure to Japanese real estate companies while at the same time neutralizing exposure to fluctuations between the Japanese yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged Tech, Media and Telecom Index is designed to provide exposure to Japanese tech, media, and telecom companies while at the same time neutralizing exposure to fluctuations between the Japanese yen and the U.S. dollar.

30	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree Japan Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Korea Hedged Equity Index is designed to provide exposure to Korean equity markets while at the same time neutralizing exposure to fluctuations of the Korean won movements relative to the U.S. dollar.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British pound movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	31

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/15 to 9/30/15” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio Based on the Period 4/1/15 to 9/30/15	Expenses Paid During the Period† 4/1/15 to 9/30/15
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$793.10	0.58%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$839.30	0.58%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe Hedged SmallCap Equity Fund
Actual	$1,000.00	$921.20	0.58%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe Quality Dividend Growth Fund
Actual	$1,000.00	$932.10	0.58%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$988.20	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Germany Hedged Equity Fund
Actual	$1,000.00	$818.50	0.48%	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$894.30	0.58%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International Equity Fund
Actual	$1,000.00	$898.20	0.48%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International Hedged Equity Fund
Actual[1]	$1,000.00	$922.90	0.35%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77
WisdomTree International Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$934.60	0.58%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International Hedged SmallCap Dividend Fund
Actual[2]	$1,000.00	$904.50	0.00%*	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	0.00%*	$0.00
WisdomTree International High Dividend Fund
Actual	$1,000.00	$888.50	0.58%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$888.40	0.48%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$922.80	0.58%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$948.50	0.58%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Japan Hedged Capital Goods Fund
Actual	$1,000.00	$829.80	0.45%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$880.80	0.48%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	33

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio Based on the Period 4/1/15 to 9/30/15	Expenses Paid During the Period† 4/1/15 to 9/30/15
WisdomTree Japan Hedged Financials Fund
Actual	$1,000.00	$976.50	0.46%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33
WisdomTree Japan Hedged Health Care Fund
Actual	$1,000.00	$959.80	0.46%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33
WisdomTree Japan Hedged Quality Dividend Growth Fund
Actual[3]	$1,000.00	$870.80	0.43%**	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	0.43%**	$2.17
WisdomTree Japan Hedged Real Estate Fund
Actual	$1,000.00	$958.30	0.45%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$977.60	0.58%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Japan Hedged Tech, Media and Telecom Fund
Actual	$1,000.00	$870.40	0.45%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Japan Quality Dividend Growth Fund
Actual[4]	$1,000.00	$869.40	0.43%**	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	0.43%**	$2.17
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$982.90	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Korea Hedged Equity Fund
Actual	$1,000.00	$908.50	0.58%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$905.80	0.49%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.55	0.49%	$2.48
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

**	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[1]

Fund commenced operations on July 9, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 84/366 (to reflect the period since commencement of operations).

[2]

Fund commenced operations on June 4, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 119/366 (to reflect the period since commencement of operations).

[3]

Fund commenced operations on April 9, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 175/366 (to reflect the period since commencement of operations).

[4]

Fund commenced operations on May 28, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 126/366 (to reflect the period since commencement of operations).

34	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 99.5%
Banks – 10.0%
Australia & New Zealand Banking Group Ltd.	37,323	$709,769
Commonwealth Bank of Australia	13,058	666,841
National Australia Bank Ltd.	37,007	779,126
Westpac Banking Corp.	37,759	787,533

Total Banks		2,943,269
Beverages – 3.7%
Coca-Cola Amatil Ltd.	95,767	605,944
Treasury Wine Estates Ltd.	102,316	471,345

Total Beverages		1,077,289
Biotechnology – 1.1%
CSL Ltd.	3,615	226,446
Sirtex Medical Ltd.	3,784	87,001

Total Biotechnology		313,447
Capital Markets – 2.0%
Macquarie Group Ltd.	10,906	587,119
Chemicals – 3.0%
Incitec Pivot Ltd.	155,223	425,121
Orica Ltd.(a)	42,989	454,043

Total Chemicals		879,164
Commercial Services & Supplies – 4.6%
Brambles Ltd.	47,928	327,823
Downer EDI Ltd.	165,611	388,443
Recall Holdings Ltd.	65,808	337,822
Spotless Group Holdings Ltd.	195,675	295,438

Total Commercial Services & Supplies		1,349,526
Construction & Engineering – 2.4%
CIMIC Group Ltd.	43,317	714,855
Construction Materials – 2.9%
Adelaide Brighton Ltd.	165,163	504,538
Boral Ltd.	94,253	348,817

Total Construction Materials		853,355
Containers & Packaging – 1.6%
Amcor Ltd.	50,097	463,329
Diversified Telecommunication Services – 4.3%
M2 Group Ltd.	53,500	356,543
Telstra Corp., Ltd.	175,400	691,010
TPG Telecom Ltd.	28,492	217,292

Total Diversified Telecommunication Services		1,264,845
Energy Equipment & Services – 2.2%
WorleyParsons Ltd.(a)	159,006	659,922
Food & Staples Retailing – 4.6%
Wesfarmers Ltd.	23,605	650,135
Woolworths Ltd.(a)	40,017	698,052

Total Food & Staples Retailing		1,348,187
Food Products – 1.1%
GrainCorp Ltd. Class A(a)	48,656	309,227
Investments	Shares	Value
Health Care Equipment & Supplies – 2.1%
Ansell Ltd.	17,411	$229,254
Cochlear Ltd.	6,559	384,468

Total Health Care Equipment & Supplies		613,722
Health Care Providers & Services – 4.3%
Healthscope Ltd.	94,957	170,043
Primary Health Care Ltd.(a)	155,939	415,036
Ramsay Health Care Ltd.	5,024	206,289
Sonic Healthcare Ltd.	36,632	469,478

Total Health Care Providers & Services		1,260,846
Hotels, Restaurants & Leisure – 9.0%
Aristocrat Leisure Ltd.	57,665	348,664
Crown Resorts Ltd.	47,855	332,701
Domino’s Pizza Enterprises Ltd.	6,545	184,952
Echo Entertainment Group Ltd.	94,946	322,711
Flight Centre Travel Group Ltd.(a)	16,212	410,994
Tabcorp Holdings Ltd.	158,240	518,950
Tatts Group Ltd.	197,796	522,273

Total Hotels, Restaurants & Leisure		2,641,245
Insurance – 8.8%
AMP Ltd.	133,408	520,893
Insurance Australia Group Ltd.(a)	269,757	916,874
QBE Insurance Group Ltd.	38,019	344,148
Suncorp Group Ltd.	93,772	802,729

Total Insurance		2,584,644
Internet Software & Services – 1.6%
carsales.com Ltd.	67,237	461,312
IT Services – 1.0%
Computershare Ltd.	41,051	305,289
Media – 2.9%
Fairfax Media Ltd.	922,853	573,545
REA Group Ltd.(a)	9,264	288,330

Total Media		861,875
Metals & Mining – 7.2%
Alumina Ltd.	158,717	125,392
BHP Billiton Ltd.	37,658	587,615
Fortescue Metals Group Ltd.(a)	474,769	606,800
Iluka Resources Ltd.	53,301	232,444
Rio Tinto Ltd.	16,742	571,394

Total Metals & Mining		2,123,645
Multi-Utilities – 2.0%
AGL Energy Ltd.	52,872	592,956
Multiline Retail – 1.5%
Harvey Norman Holdings Ltd.(a)	160,073	436,156
Oil, Gas & Consumable Fuels – 7.4%
Beach Energy Ltd.	558,943	178,595
Caltex Australia Ltd.	14,218	312,318
Origin Energy Ltd.	62,500	267,733
Santos Ltd.(a)	110,148	307,859

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2015

Investments	Shares	Value
Woodside Petroleum Ltd.	53,791	$1,092,823

Total Oil, Gas & Consumable Fuels		2,159,328
Professional Services – 2.1%
ALS Ltd.(a)	121,821	393,524
Seek Ltd.(a)	27,566	232,299

Total Professional Services		625,823
Real Estate Management & Development – 1.9%
Lend Lease Group	62,463	550,501
Road & Rail – 3.4%
Asciano Ltd.	82,138	484,524
Aurizon Holdings Ltd.	145,616	512,317

Total Road & Rail		996,841
Transportation Infrastructure – 0.8%
Qube Holdings Ltd.(a)	163,214	226,942
TOTAL COMMON STOCKS (Cost: $38,384,736)		29,204,659
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 20.5%
United States – 20.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $6,010,730)(c)	6,010,730	6,010,730
TOTAL INVESTMENTS IN SECURITIES – 120.0% (Cost: $44,395,466)		35,215,389
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (20.0)%		(5,862,928)

NET ASSETS – 100.0%		$29,352,461
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $5,692,878 and the total market value of the collateral held by the Fund was $6,010,731. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1.

See Notes to Financial Statements.

36	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
Austria – 0.4%
Andritz AG	831,626	$37,354,880
Lenzing AG(a)	235,668	17,643,723
RHI AG(a)	282,016	5,694,736
Schoeller-Bleckmann Oilfield Equipment AG(a)	333,088	18,754,063

Total Austria		79,447,402
Belgium – 7.2%
Anheuser-Busch InBev N.V.	9,710,355	1,028,854,936
Bekaert S.A.(a)	603,814	15,856,018
Delhaize Group	790,230	69,773,628
Melexis N.V.	233,917	10,794,277
Solvay S.A.(a)	1,001,527	101,979,772
UCB S.A.(a)	1,066,156	83,128,219

Total Belgium		1,310,386,850
Finland – 4.0%
Amer Sports Oyj	994,945	25,255,202
Cargotec Oyj Class B(a)	629,504	17,173,587
Huhtamaki Oyj	872,312	26,592,236
Kemira Oyj(a)	2,691,889	31,009,742
Kone Oyj Class B(a)	6,145,874	233,251,195
Konecranes Oyj(a)	735,147	18,348,784
Metso Oyj(a)	2,153,948	44,696,747
Nokia Oyj	32,034,382	218,304,821
Outotec Oyj(a)	2,008,118	7,410,600
Valmet Oyj	1,485,065	14,355,709
Wartsila Oyj Abp	2,398,624	94,969,614

Total Finland		731,368,237
France – 27.2%
Air Liquide S.A.	2,427,024	286,223,232
Airbus Group SE	6,135,924	362,392,367
Arkema S.A.	541,370	34,940,859
BioMerieux	137,359	14,831,314
Bourbon S.A.(a)	329,133	4,125,841
Bureau Veritas S.A.(a)	3,104,383	65,268,289
Casino Guichard Perrachon S.A.	1,349,138	71,533,799
Christian Dior SE	952,721	177,653,401
Cie Generale des Etablissements Michelin	1,361,211	123,713,717
Danone S.A.	4,790,433	301,695,728
Dassault Systemes	501,378	36,937,757
Edenred	2,256,441	36,761,175
Essilor International S.A.(a)	624,183	75,875,423
Hermes International	269,497	97,768,422
Imerys S.A.(a)	768,338	49,220,933
Ingenico Group	122,082	14,690,335
IPSOS(a)	332,635	6,518,236
Kering	937,531	152,791,713
L’Oreal S.A.	2,755,264	476,865,932
Legrand S.A.	1,689,378	89,451,381
LVMH Moet Hennessy Louis Vuitton SE	2,991,626	508,256,873
Pernod Ricard S.A.	1,272,689	128,113,185
Publicis Groupe S.A.	1,107,042	75,355,131
Investments	Shares	Value
Rallye S.A.(a)	470,584	$7,695,487
Remy Cointreau S.A.(a)	312,821	20,486,761
Rubis SCA	449,337	33,334,491
Safran S.A.	2,351,467	176,650,659
Saft Groupe S.A.	312,840	10,210,828
Sanofi	9,133,422	865,468,700
Schneider Electric SE	5,023,466	280,428,165
SCOR SE	3,118,837	111,561,479
Societe BIC S.A.	307,228	47,600,506
Sodexo S.A.(a)	918,122	75,839,144
Technicolor S.A. Registered Shares(a)	1,419,971	9,768,614
Technip S.A.	1,018,107	47,918,900
Teleperformance	212,655	16,082,228
Valeo S.A.	394,992	53,239,841
Vallourec S.A.(a)	1,150,641	10,167,330
Zodiac Aerospace(a)	781,470	17,878,107

Total France		4,975,316,283
Germany – 24.6%
adidas AG(a)	1,595,575	128,254,125
Bayer AG Registered Shares(a)	4,991,473	637,684,457
Bayerische Motoren Werke AG(a)	5,964,453	527,432,354
Brenntag AG	724,953	38,976,490
Daimler AG Registered Shares(a)	10,479,570	758,603,342
Duerr AG(a)	126,933	8,896,647
Fresenius Medical Care AG & Co. KGaA	1,074,105	83,712,033
Fresenius SE & Co. KGaA	1,522,959	102,000,141
GEA Group AG	1,440,736	54,735,800
Hannover Rueck SE(a)	1,341,612	137,087,909
HeidelbergCement AG	789,065	53,957,408
Hochtief AG(a)	481,187	40,031,910
Infineon Technologies AG(a)	6,152,871	69,059,144
K+S AG Registered Shares(a)	2,154,567	71,970,658
Krones AG	101,122	10,621,762
LANXESS AG(a)	249,065	11,625,352
Linde AG(a)	1,087,463	175,951,923
Merck KGaA	1,555,379	137,315,359
MTU Aero Engines AG(a)	232,842	19,438,653
NORMA Group SE(a)	101,655	4,984,273
OSRAM Licht AG	706,119	36,426,896
SAP SE(a)	7,142,864	462,048,038
Siemens AG Registered Shares	9,802,860	874,738,522
Software AG	363,698	10,591,959
Symrise AG(a)	430,037	25,820,740
Wacker Chemie AG(a)	300,860	22,806,545

Total Germany		4,504,772,440
Ireland – 1.1%
CRH PLC	6,851,895	179,737,986
Glanbia PLC	1,227,700	22,803,782

Total Ireland		202,541,768
Italy – 2.6%
DiaSorin SpA	344,108	15,026,399
Interpump Group SpA	1,160,039	15,422,176
Luxottica Group SpA(a)	4,522,587	312,996,822

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2015

Investments	Shares	Value
Moncler SpA	970,486	$17,332,873
Parmalat SpA(a)	3,077,975	7,929,799
Piaggio & C. SpA(a)	3,385,727	8,125,530
Pirelli & C. SpA	4,021,889	67,206,796
Salini Impregilo SpA	3,138,514	11,918,448
Salvatore Ferragamo SpA(a)	855,030	22,743,993

Total Italy		478,702,836
Netherlands – 7.9%
Akzo Nobel N.V.	2,057,818	133,205,261
Arcadis N.V.	718,439	16,845,112
ASM International N.V.	347,599	11,225,049
ASML Holding N.V.(a)	1,223,807	106,772,348
BE Semiconductor Industries N.V.	943,572	14,587,677
Boskalis Westminster	1,487,361	64,883,199
Corbion N.V.	392,215	8,975,101
Gemalto N.V.(a)	207,160	13,414,364
Heineken Holding N.V.	1,138,329	80,852,049
Heineken N.V.	3,713,534	299,451,471
Koninklijke Ahold N.V.	9,366,914	182,035,718
Koninklijke DSM N.V.	2,269,683	104,368,879
Koninklijke Philips N.V.	11,859,365	278,593,946
Koninklijke Vopak N.V.	1,021,259	40,680,184
Wolters Kluwer N.V.	3,030,526	93,061,471

Total Netherlands		1,448,951,829
Portugal – 0.4%
Galp Energia, SGPS, S.A.	7,858,096	77,181,277
Spain – 17.2%
Acerinox S.A.(a)	3,639,903	32,431,187
ACS Actividades de Construccion y Servicios S.A.	5,667,670	162,560,298
Banco Bilbao Vizcaya Argentaria S.A.	98,393,081	832,520,764
Banco Santander S.A.	155,093,147	821,293,900
Grifols S.A.(a)	1,283,574	52,862,748
Mapfre S.A.	60,004,668	156,398,733
Obrascon Huarte Lain S.A.(a)	1,168,024	15,332,762
Prosegur Cia de Seguridad S.A.(a)	4,595,400	22,057,337
Tecnicas Reunidas S.A.(a)	994,360	43,882,029
Telefonica S.A.	80,470,965	972,812,124
Viscofan S.A.	459,004	27,606,119

Total Spain		3,139,758,001
Switzerland – 0.7%
STMicroelectronics N.V.(a)	17,891,981	121,628,970
United Kingdom – 6.2%
CNH Industrial N.V.(a)	14,704,683	95,612,110
RELX N.V.	11,796,048	191,848,051
Unilever N.V. CVA	20,869,779	836,089,207

Total United Kingdom		1,123,549,368
TOTAL COMMON STOCKS (Cost: $20,701,363,592)		18,193,605,261
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $407,707,245)(c)	407,707,245	$407,707,245
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $21,109,070,837)		18,601,312,506
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.7)%		(312,811,113)

NET ASSETS – 100.0%		$18,288,501,393
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $402,427,361 and the total market value of the collateral held by the Fund was $423,200,975. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,493,730.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

38	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.9%
Austria – 4.1%
Austria Technologie & Systemtechnik AG	17,007	$250,020
Lenzing AG	9,753	730,176
Oesterreichische Post AG	47,609	1,630,443
POLYTEC Holding AG	43,988	334,333
RHI AG	21,838	440,974
Schoeller-Bleckmann Oilfield Equipment AG	6,022	339,060
Semperit AG Holding	9,846	298,120
Telekom Austria AG	17,327	97,577
UNIQA Insurance Group AG	200,970	1,738,578
Vienna Insurance Group AG Wiener Versicherung Gruppe	83,516	2,456,471
Wienerberger AG	18,939	332,437
Zumtobel Group AG	12,122	266,091

Total Austria		8,914,280
Belgium – 8.3%
Ackermans & van Haaren N.V.	9,072	1,326,587
Barco N.V.	6,047	389,743
Bekaert S.A.(a)	34,563	907,616
bpost S.A.	152,271	3,608,515
Cie d’Entreprises CFE	7,688	971,881
Cofinimmo S.A.	22,818	2,403,150
D’ieteren S.A./N.V.	22,692	874,009
Econocom Group S.A./N.V.(a)	42,877	371,213
Elia System Operator S.A./N.V.	29,358	1,425,532
Euronav N.V.(a)	35,422	494,050
EVS Broadcast Equipment S.A.	18,957	489,236
Exmar N.V.	46,048	426,218
Fagron(a)	13,402	254,469
Kinepolis Group N.V.	10,273	398,200
Melexis N.V.	10,321	476,270
Ontex Group N.V.	9,139	280,029
Umicore S.A.(a)	42,359	1,628,670
Warehouses De Pauw CVA	15,641	1,210,450

Total Belgium		17,935,838
Finland – 12.7%
Aktia Bank Oyj	37,440	455,537
Amer Sports Oyj	40,585	1,030,190
Aspo Oyj	21,069	151,928
Atria Oyj	15,351	133,486
Cargotec Oyj Class B	18,296	499,136
Caverion Corp.	46,090	459,945
Citycon Oyj*	309,538	760,148
Cramo Oyj	24,835	516,462
Elisa Oyj	126,069	4,252,693
F-Secure Oyj(a)	70,997	195,748
Huhtamaki Oyj	32,715	997,310
Kemira Oyj	132,969	1,531,762
Kesko Oyj Class B	47,576	1,681,358
Konecranes Oyj(a)	39,153	977,233
Metsa Board Oyj	93,280	524,784
Metso Oyj	100,544	2,086,397
Investments	Shares	Value
Nokian Renkaat Oyj(a)	102,588	$3,310,594
Orion Oyj Class B	69,258	2,613,051
Outotec Oyj(a)	69,339	255,883
PKC Group Oyj	13,686	248,251
Ramirent Oyj	119,709	915,332
Sanoma Oyj(a)	69,048	254,655
Technopolis Oyj	98,282	377,393
Tieto Oyj	61,505	1,550,228
Tikkurila Oyj	18,374	304,573
Uponor Oyj	12,148	157,705
Valmet Oyj	65,793	636,003
YIT Oyj(a)	91,248	498,481

Total Finland		27,376,266
France – 16.5%
Alten S.A.	12,211	625,709
Altran Technologies S.A.	50,650	586,865
Arkema S.A.	33,234	2,144,974
Assystem	15,067	308,284
BioMerieux	6,199	669,336
Bourbon S.A.(a)	49,525	620,820
Eiffage S.A.	35,969	2,220,316
Elior(b)	30,591	583,917
Eurazeo S.A.	21,399	1,421,254
Faurecia	15,525	481,248
Gaztransport Et Technigaz S.A.	19,598	1,015,715
Havas S.A.	123,926	1,008,443
Ipsen S.A.	24,462	1,512,736
IPSOS	17,660	346,061
Korian S.A.	25,073	942,627
Lagardere SCA	97,687	2,697,726
Metropole Television S.A.	101,529	1,937,972
Neopost S.A.(a)	54,100	1,405,858
Nexity S.A.	43,043	1,850,520
Orpea	10,172	806,964
Plastic Omnium S.A.	33,351	761,313
Rallye S.A.(a)	22,258	363,986
Remy Cointreau S.A.(a)	13,997	916,669
Rubis SCA	21,330	1,582,386
Saft Groupe S.A.	8,704	284,091
SEB S.A.	16,972	1,561,256
Societe Television Francaise 1	58,525	819,873
Sopra Steria Group	4,892	541,591
Tarkett S.A.	28,825	672,476
Technicolor S.A. Registered Shares	57,261	393,924
Teleperformance	13,318	1,007,186
Vallourec S.A.	86,506	764,387
Vicat	18,867	1,176,638
Wendel S.A.	13,947	1,630,004

Total France		35,663,125
Germany – 17.6%
Aareal Bank AG	32,378	1,147,868
alstria office REIT-AG*	57,724	749,694
Aurelius AG	14,117	654,985

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2015

Investments	Shares	Value
Aurubis AG	14,711	$934,363
BayWa AG(a)	16,163	519,427
Bechtle AG	7,438	668,697
Bertrandt AG	4,347	452,383
Bilfinger SE(a)	41,772	1,543,386
Carl Zeiss Meditec AG Bearer Shares	6,422	179,178
CompuGroup Medical AG	12,780	421,408
CTS Eventim AG & Co. KGaA	22,392	827,836
DMG MORI AG Bearer Shares	20,885	799,282
DO Deutsche Office AG	11,377	55,738
Drillisch AG	34,427	1,825,768
Duerr AG	10,462	733,274
ElringKlinger AG(a)	21,758	417,743
Freenet AG	99,807	3,290,480
Fuchs Petrolub SE	22,099	848,209
Gerresheimer AG	8,158	594,099
Gerry Weber International AG(a)	13,300	200,497
Hamburger Hafen und Logistik AG	36,938	600,544
Hochtief AG	29,197	2,429,018
Indus Holding AG	9,354	417,029
Jenoptik AG	26,021	368,012
KION Group AG*	20,726	917,781
Kloeckner & Co. SE(a)	53,788	439,559
Krones AG	5,540	581,917
KUKA AG(a)	4,143	316,740
LANXESS AG	17,379	811,182
LEG Immobilien AG*	26,128	2,152,696
Leoni AG	9,537	506,840
MLP AG	93,258	412,753
MTU Aero Engines AG	14,032	1,171,452
NORMA Group SE	7,260	355,967
Pfeiffer Vacuum Technology AG	5,448	627,593
Rheinmetall AG	5,207	318,398
Rhoen Klinikum AG	41,279	1,166,226
Sixt SE	9,233	448,480
Software AG	29,880	870,194
Stada Arzneimittel AG	23,497	839,313
Stroeer SE	8,615	506,116
Suedzucker AG(a)	114,616	2,077,747
Takkt AG	25,770	483,265
TLG Immobilien AG	17,458	315,697
VTG AG	1,678	49,496
Wacker Neuson SE	30,905	446,918
Wincor Nixdorf AG	28,469	1,115,426
Wirecard AG	8,977	427,929

Total Germany		38,038,603
Ireland – 2.1%
C&C Group PLC	176,613	698,285
Fyffes PLC	174,994	283,238
Glanbia PLC	41,064	762,739
Irish Continental Group PLC	92,449	449,935
Kingspan Group PLC	23,269	559,610
Origin Enterprises PLC	35,242	252,005
Investments	Shares	Value
Paddy Power PLC	13,491	$1,554,122

Total Ireland		4,559,934
Italy – 21.2%
A2A SpA	1,628,059	2,017,225
ACEA SpA	64,545	870,344
Anima Holding SpA(b)	99,412	866,665
Ansaldo STS SpA	53,618	567,388
Ascopiave SpA	277,264	637,561
Astaldi SpA	41,589	378,121
ASTM SpA	63,039	835,963
Azimut Holding SpA	67,706	1,449,563
Banca Generali SpA	63,068	1,774,775
Banca IFIS SpA	28,061	651,207
Banca Popolare di Milano Scarl	1,678,835	1,654,741
Banca Popolare di Sondrio SCARL	116,850	533,996
Brembo SpA	16,089	621,393
Cementir Holding SpA	51,503	277,103
Credito Emiliano SpA	117,946	809,692
Danieli & C. Officine Meccaniche SpA RSP	21,326	324,702
Datalogic SpA	21,166	335,024
Davide Campari-Milano SpA(a)	107,553	854,799
De’ Longhi	47,737	1,169,637
DiaSorin SpA	12,213	533,313
Ei Towers SpA	9,056	555,982
ERG SpA	108,622	1,515,616
Falck Renewables SpA	280,875	348,014
FinecoBank Banca Fineco SpA	279,154	1,850,937
Hera SpA	887,263	2,299,725
Immobiliare Grande Distribuzione SIIQ SpA	632,307	566,061
Industria Macchine Automatiche SpA	17,332	773,873
Interpump Group SpA	19,460	258,712
Intesa Sanpaolo SpA RSP	442,571	1,422,777
Iren SpA	825,783	1,344,877
Italcementi SpA	89,562	991,238
MARR SpA	39,406	746,898
Mediolanum SpA(a)	406,539	2,899,775
Moncler SpA	33,913	605,686
Parmalat SpA	137,206	353,484
Piaggio & C. SpA(a)	150,458	361,090
Prysmian SpA	82,158	1,692,028
RAI Way SpA(b)	118,167	564,285
Recordati SpA	91,300	2,102,477
Salini Impregilo SpA	82,551	313,486
Salvatore Ferragamo SpA(a)	37,287	991,843
Societa Cattolica di Assicurazioni SCRL	149,488	1,051,255
Societa Iniziative Autostradali e Servizi SpA	123,243	1,381,202
Tod’s SpA(a)	11,611	1,014,828
Unipol Gruppo Finanziario SpA	280,897	1,231,629
UnipolSai SpA	327,867	711,834
Vittoria Assicurazioni SpA	36,120	396,738
Zignago Vetro SpA	51,135	316,791

Total Italy		45,826,353

See Notes to Financial Statements.

40	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2015

Investments	Shares	Value
Netherlands – 4.9%
Aalberts Industries N.V.	33,411	$986,826
Accell Group	22,332	476,874
Arcadis N.V.	35,101	823,007
ASM International N.V.	14,897	481,070
BE Semiconductor Industries N.V.	41,112	635,594
Beter Bed Holding N.V.	14,174	314,852
BinckBank N.V.	61,716	507,172
Brunel International N.V.(a)	33,145	560,706
Corbion N.V.	3,492	79,908
Delta Lloyd N.V.	234,927	1,967,565
Euronext N.V.(b)	25,337	1,077,560
Koninklijke Ten Cate N.V.	5,825	157,775
NSI N.V.	168,172	650,269
TKH Group N.V. CVA	23,575	851,441
TNT Express N.V.	97,002	738,242
USG People N.V.	22,108	300,702

Total Netherlands		10,609,563
Portugal – 3.3%
Altri, SGPS, S.A.	81,818	329,060
CTT-Correios de Portugal S.A.	100,421	1,117,474
NOS, SGPS S.A.	179,669	1,478,294
Portucel S.A.	370,011	1,280,376
REN – Redes Energeticas Nacionais, SGPS, S.A.	328,806	983,639
Semapa-Sociedade de Investimento e Gestao	55,754	720,997
Sonae, SGPS, S.A.	1,007,507	1,237,092

Total Portugal		7,146,932
Spain – 9.2%
Abengoa S.A. Class B(a)	445,564	412,312
Acerinox S.A.(a)	121,444	1,082,054
Atresmedia Corp. de Medios de Comunicaion S.A.	55,088	699,164
Bolsas y Mercados Espanoles SHMSF S.A.	68,989	2,326,440
Cia de Distribucion Integral Logista Holdings S.A.	60,557	1,139,681
Cie Automotive S.A.	29,869	414,765
Distribuidora Internacional de Alimentacion S.A.*	232,366	1,401,422
Duro Felguera S.A.	195,944	452,755
Ebro Foods S.A.	88,649	1,736,155
Ence Energia y Celulosa S.A.	138,812	448,577
Faes Farma S.A.	164,994	432,810
Grupo Catalana Occidente S.A.	49,729	1,426,051
Indra Sistemas S.A.(a)	104,777	1,084,428
Mediaset Espana Comunicacion S.A.	58,847	641,246
Obrascon Huarte Lain S.A.(a)	43,943	576,844
Papeles y Cartones de Europa S.A.	44,370	212,723
Prosegur Cia de Seguridad S.A.	175,369	841,749
Tecnicas Reunidas S.A.	27,742	1,224,280
Viscofan S.A.	17,116	1,029,417
Zardoya Otis S.A.(a)	224,711	2,423,052

Total Spain		20,005,925
TOTAL COMMON STOCKS (Cost: $231,605,790)		216,076,819
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.5%
United States – 8.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $18,479,208)(d)	18,479,208	$18,479,208
TOTAL INVESTMENTS IN SECURITIES – 108.4% (Cost: $250,084,998)		234,556,027
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.4)%		(18,151,151)

NET ASSETS – 100.0%		$216,404,876
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $19,000,424 and the total market value of the collateral held by the Fund was $19,995,432. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,516,224.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	41

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.8%
Austria – 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	868	$25,531
Belgium – 5.3%
Ackermans & van Haaren N.V.	191	27,930
Anheuser-Busch InBev N.V.	6,467	685,207
bpost S.A.	2,620	62,089
Melexis N.V.	336	15,505
UCB S.A.	1,025	79,919
Umicore S.A.(a)	888	34,143

Total Belgium		904,793
Denmark – 4.6%
Chr Hansen Holding A/S	605	33,766
Coloplast A/S Class B	1,680	118,825
Novo Nordisk A/S Class B	10,348	554,618
Novozymes A/S Class B	1,026	44,658
Pandora A/S	318	37,066

Total Denmark		788,933
Finland – 2.2%
Elisa Oyj	2,507	84,569
Huhtamaki Oyj	846	25,790
Kone Oyj Class B	4,306	163,423
Konecranes Oyj	820	20,467
Metsa Board Oyj	3,105	17,468
Wartsila Oyj Abp	1,458	57,727

Total Finland		369,444
France – 11.3%
Airbus Group SE	3,899	230,278
Alten S.A.	444	22,751
Arkema S.A.	633	40,855
BioMerieux	161	17,384
Bureau Veritas S.A.	2,730	57,397
Carrefour S.A.	3,018	89,072
Cie Generale des Etablissements Michelin	815	74,071
Dassault Systemes	560	41,257
Essilor International S.A.	617	75,002
Gaztransport Et Technigaz S.A.	562	29,127
Hermes International	153	55,505
Ingenico Group	198	23,826
L’Oreal S.A.	1,628	281,765
LVMH Moet Hennessy Louis Vuitton SE	1,678	285,081
Publicis Groupe S.A.	700	47,648
Renault S.A.	965	68,940
Schneider Electric SE	4,396	245,401
Societe BIC S.A.	259	40,128
Sodexo S.A.	566	46,753
Teleperformance	281	21,251
Thales S.A.	1,085	75,296
Valeo S.A.	229	30,866
Zodiac Aerospace	860	19,675

Total France		1,919,329
Investments	Shares	Value
Germany – 13.9%
adidas AG	793	$63,742
Aurubis AG	319	20,261
Axel Springer SE	745	41,514
Bayer AG Registered Shares	4,339	554,328
Beiersdorf AG	475	41,978
Brenntag AG	763	41,022
Continental AG	528	112,041
Daimler AG Registered Shares	5,160	373,526
Duerr AG	226	15,840
Evonik Industries AG	4,112	137,311
Fielmann AG	508	34,704
Fresenius Medical Care AG & Co. KGaA	965	75,209
Fresenius SE & Co. KGaA	1,276	85,460
GEA Group AG	928	35,256
Hugo Boss AG	464	52,001
Infineon Technologies AG	5,616	63,033
MTU Aero Engines AG	269	22,457
ProSiebenSat.1 Media SE	1,467	71,790
Rhoen Klinikum AG	944	26,670
SAP SE	6,197	400,863
Symrise AG	570	34,225
United Internet AG Registered Shares	1,072	54,165
Wacker Chemie AG	259	19,633

Total Germany		2,377,029
Ireland – 0.2%
Paddy Power PLC	305	35,135
Italy – 3.0%
Anima Holding SpA(b)	2,345	20,443
Atlantia SpA	7,599	211,975
DiaSorin SpA	415	18,122
Industria Macchine Automatiche SpA	398	17,771
Luxottica Group SpA	1,991	137,792
Pirelli & C. SpA	2,267	37,882
Prysmian SpA	1,381	28,441
Recordati SpA	1,937	44,606

Total Italy		517,032
Netherlands – 2.7%
Aalberts Industries N.V.	685	20,232
ASML Holding N.V.	965	84,193
Euronext N.V.(b)	563	23,944
Heineken Holding N.V.	972	69,038
Heineken N.V.	1,706	137,568
Koninklijke Ahold N.V.	4,299	83,546
Wolters Kluwer N.V.	1,511	46,400

Total Netherlands		464,921
Norway – 2.0%
Kongsberg Gruppen ASA	1,099	15,847
Telenor ASA	9,869	183,844
Veidekke ASA	1,604	17,911
Wilh. Wilhelmsen ASA(a)	2,355	10,105
Yara International ASA	2,969	118,168

Total Norway		345,875

See Notes to Financial Statements.

42	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2015

Investments	Shares	Value
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.	2,438	$32,780
NOS, SGPS S.A.	2,493	20,512

Total Portugal		53,292
Spain – 4.0%
Abertis Infraestructuras S.A.	10,151	160,108
Acerinox S.A.(a)	2,606	23,219
Amadeus IT Holding S.A. Class A	2,549	108,762
Distribuidora Internacional de Alimentacion S.A.*	3,155	19,028
Industria de Diseno Textil S.A.	9,024	301,486
Prosegur Cia de Seguridad S.A.	4,502	21,609
Zardoya Otis S.A.(a)	4,074	43,930

Total Spain		678,142
Sweden – 8.5%
Alfa Laval AB	2,847	46,471
Assa Abloy AB Class B	3,784	67,631
Atlas Copco AB Class A	4,992	119,695
Atlas Copco AB Class B	2,818	62,831
Axfood AB	1,420	23,365
BillerudKorsnas AB	1,627	23,337
Boliden AB	1,205	18,792
Electrolux AB Series B	1,285	36,158
Getinge AB Class B	941	20,913
Hennes & Mauritz AB Class B	7,995	291,410
Hexagon AB Class B	1,201	36,558
Hexpol AB	1,728	19,264
Holmen AB Class B	855	23,906
Intrum Justitia AB	696	24,008
Loomis AB Class B	564	14,734
Modern Times Group MTG AB Class B(a)	632	16,209
NCC AB Class B	1,099	33,073
Sandvik AB	10,800	91,684
SKF AB Class B	2,909	53,310
Tele2 AB Class B	6,011	58,375
Telefonaktiebolaget LM Ericsson Class B	32,965	323,084
Trelleborg AB Class B	1,768	27,910
Wihlborgs Fastigheter AB	1,050	18,779

Total Sweden		1,451,497
Switzerland – 15.3%
ABB Ltd. Registered Shares*	15,470	272,637
Actelion Ltd. Registered Shares*	345	43,677
Adecco S.A. Registered Shares*	1,315	95,890
Cie Financiere Richemont S.A. Registered Shares	1,794	138,989
EFG International AG*	1,203	12,804
Galenica AG Registered Shares	35	44,453
Geberit AG Registered Shares	253	77,083
Georg Fischer AG Registered Shares	33	18,660
Partners Group Holding AG	243	82,131
Roche Holding AG Bearer Shares	1,188	312,168
Roche Holding AG Genusschein	4,399	1,157,039
Schindler Holding AG Registered Shares	266	38,875
Sonova Holding AG Registered Shares	346	44,405
Straumann Holding AG Registered Shares	94	26,961
Investments	Shares	Value
Syngenta AG Registered Shares	763	$243,713

Total Switzerland		2,609,485
United Kingdom – 26.3%
Aggreko PLC	1,287	18,540
Antofagasta PLC	5,214	39,466
ARM Holdings PLC	2,774	39,813
Ashmore Group PLC(a)	11,422	42,648
Ashtead Group PLC	1,508	21,243
Babcock International Group PLC	2,575	35,592
BBA Aviation PLC	4,896	19,853
Bellway PLC	645	24,289
Berkeley Group Holdings PLC	1,354	68,502
Big Yellow Group PLC	1,804	19,784
Bodycote PLC	2,737	22,844
Booker Group PLC	7,539	21,115
Bovis Homes Group PLC	1,033	15,757
British American Tobacco PLC	12,969	715,660
Britvic PLC	1,809	18,592
Burberry Group PLC	1,646	34,108
Capita PLC	4,089	74,202
Carillion PLC(a)	6,634	30,317
Carnival PLC	800	41,480
Compass Group PLC	7,146	113,981
Countrywide PLC	2,016	15,330
Croda International PLC	996	40,870
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,677	19,141
Derwent London PLC	401	22,104
Diageo PLC	13,841	371,197
Drax Group PLC	4,026	14,880
easyJet PLC	2,748	73,968
Essentra PLC	1,618	19,264
Galliford Try PLC	916	22,006
Go-Ahead Group PLC	432	16,071
Halma PLC	2,450	26,776
Hargreaves Lansdown PLC	3,706	67,757
Hays PLC	7,748	17,992
Howden Joinery Group PLC	2,949	21,732
IG Group Holdings PLC	4,570	53,268
IMI PLC	2,376	34,137
Inchcape PLC	2,293	24,973
Inmarsat PLC	4,440	66,044
Interserve PLC	1,758	15,285
Intertek Group PLC	859	31,631
ITV PLC	12,443	46,366
Johnson Matthey PLC	1,284	47,612
Jupiter Fund Management PLC	4,443	29,168
London Stock Exchange Group PLC	1,025	37,558
Melrose Industries PLC	8,609	34,453
Merlin Entertainments PLC(b)	3,054	17,190
Michael Page International PLC	2,281	16,377
Moneysupermarket.com Group PLC	5,823	29,813
Next PLC	699	80,575
Premier Farnell PLC	7,683	12,191

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2015

Investments	Shares	Value
Reckitt Benckiser Group PLC	3,187	$289,023
RELX N.V.	5,363	87,223
RELX PLC	5,154	88,376
Renishaw PLC	485	14,811
Rotork PLC	5,366	13,395
Sage Group PLC (The)	8,088	61,183
Sky PLC	8,885	140,507
Smith & Nephew PLC	4,839	84,513
Spirax-Sarco Engineering PLC	416	17,650
St. James’s Place PLC	4,203	54,115
Taylor Wimpey PLC	27,220	80,608
Travis Perkins PLC	1,171	34,872
Unilever N.V. CVA	9,577	383,676
Unilever PLC	7,216	293,592
Vesuvius PLC	3,441	18,368
Whitbread PLC	570	40,304
William Hill PLC	4,558	24,220
WS Atkins PLC	793	16,673

Total United Kingdom		4,486,624
TOTAL COMMON STOCKS (Cost: $18,724,764)		17,027,062
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $146,743)(d)	146,743	146,743
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $18,871,507)		17,173,805
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.6)%		(107,553)

NET ASSETS – 100.0%		$17,066,252
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)	At September 30, 2015, the total market value of the Fund’s securities on loan was $139,278 and the total market value of the collateral held by the Fund was $146,743.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

44	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.3%
Austria – 1.7%
Austria Technologie & Systemtechnik AG	77,674	$1,141,886
CAT Oil AG	80,939	590,877
Lenzing AG	51,014	3,819,258
POLYTEC Holding AG	136,615	1,038,348
RHI AG	139,170	2,810,253
Schoeller-Bleckmann Oilfield Equipment AG	50,106	2,821,150
Semperit AG Holding	31,970	967,996
Wienerberger AG	138,930	2,438,642
Zumtobel Group AG	37,737	828,367

Total Austria		16,456,777
Belgium – 4.8%
Barco N.V.	38,865	2,504,937
Bekaert S.A.(a)	231,888	6,089,326
Cofinimmo S.A.	163,262	17,194,452
Econocom Group S.A./N.V.(a)	236,476	2,047,322
Euronav N.V.	256,142	3,572,550
EVS Broadcast Equipment S.A.(a)	24,631	635,669
Exmar N.V.(a)	262,492	2,429,611
Fagron(a)	46,612	885,041
Kinepolis Group N.V.	69,716	2,702,315
Recticel S.A.(a)	257,429	1,422,407
Warehouses De Pauw CVA	83,856	6,489,581

Total Belgium		45,973,211
Denmark – 3.3%
Alm Brand A/S	257,271	1,478,204
DFDS A/S	172,125	5,472,871
Matas A/S	192,364	3,597,875
NKT Holding A/S	24,080	1,268,269
Rockwool International A/S Class B	13,914	1,980,948
Royal Unibrew A/S	177,955	6,651,428
Schouw & Co.	69,859	3,752,573
SimCorp A/S	94,563	4,754,149
Spar Nord Bank A/S	278,882	3,171,366

Total Denmark		32,127,683
Finland – 6.5%
Aspo Oyj	69,061	497,997
Atria Oyj	54,881	477,222
Bittium Oyj	179,010	1,003,096
Caverion Corp.	313,254	3,126,047
Cramo Oyj	126,482	2,630,286
F-Secure Oyj(a)	373,141	1,028,801
HKScan Oyj Class A	151,972	664,984
Kemira Oyj	931,468	10,730,228
Konecranes Oyj(a)	247,531	6,178,211
Metsa Board Oyj	805,836	4,533,551
Outotec Oyj(a)	299,264	1,104,380
PKC Group Oyj(a)	93,340	1,693,099
Raisio Oyj Class V(a)	428,636	2,057,398
Ramirent Oyj	492,997	3,769,608
Sanoma Oyj(a)	348,550	1,285,483
Investments	Shares	Value
Technopolis Oyj	282,087	$1,083,185
Tieto Oyj	359,616	9,064,091
Tikkurila Oyj	149,751	2,482,318
Uponor Oyj(a)	212,132	2,753,894
Valmet Oyj	406,419	3,928,739
YIT Oyj(a)	369,732	2,019,818

Total Finland		62,112,436
France – 3.7%
Albioma S.A.(a)	124,614	2,071,204
Alten S.A.	92,427	4,736,092
Altran Technologies S.A.	309,927	3,591,022
IPSOS	145,841	2,857,866
Jacquet Metal Service	72,181	975,324
Lectra	94,052	1,039,357
Montupet(a)	20,524	1,203,916
Neopost S.A.(a)	381,478	9,913,198
Saft Groupe S.A.	66,413	2,167,663
Sopra Steria Group	32,506	3,598,727
Tarkett S.A.	140,622	3,280,657

Total France		35,435,026
Germany – 9.8%
Adler Modemaerkte AG	117,907	1,315,742
alstria office REIT-AG*(a)	443,048	5,754,114
Aurelius AG	80,236	3,722,703
BayWa AG(a)	71,772	2,306,524
Bechtle AG	43,498	3,910,589
Bertrandt AG	23,832	2,480,147
Bilfinger SE(a)	259,025	9,570,420
Borussia Dortmund GmbH & Co. KGaA(a)	255,314	1,161,351
CANCOM SE	14,979	519,751
Carl Zeiss Meditec AG Bearer Shares(a)	181,687	5,069,187
CompuGroup Medical AG(a)	84,005	2,769,982
Elmos Semiconductor AG	49,522	748,476
ElringKlinger AG(a)	173,273	3,326,754
Gerresheimer AG	45,645	3,324,057
Gerry Weber International AG(a)	213,670	3,221,065
GFT Technologies SE	57,920	1,409,116
Hamburger Hafen und Logistik AG(a)	168,594	2,741,031
Indus Holding AG	69,348	3,091,742
Jenoptik AG	93,040	1,315,854
Kloeckner & Co. SE(a)	312,135	2,550,787
MLP AG	483,820	2,141,353
NORMA Group SE	54,177	2,656,367
Pfeiffer Vacuum Technology AG	24,572	2,830,620
QSC AG(a)	823,625	1,385,492
RIB Software AG(a)	62,181	975,551
SHW AG	25,012	561,883
Sixt SE	66,712	3,240,442
Stroeer SE	56,511	3,319,920
Takkt AG	126,246	2,367,490
TLG Immobilien AG	123,864	2,239,863
VTG AG(a)	72,645	2,142,802
Wacker Neuson SE	186,876	2,702,416

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2015

Investments	Shares	Value
Wincor Nixdorf AG	193,551	$7,583,398

Total Germany		94,456,989
Ireland – 2.3%
C&C Group PLC	1,209,185	4,780,822
Fyffes PLC	447,509	724,321
Greencore Group PLC	818,390	3,386,741
Hibernia REIT PLC	1,051,955	1,488,942
IFG Group PLC	526,682	1,140,543
Irish Continental Group PLC	605,558	2,947,159
Origin Enterprises PLC	408,488	2,920,973
Total Produce PLC	886,311	1,221,840
UDG Healthcare PLC	481,032	3,665,075

Total Ireland		22,276,416
Italy – 9.7%
Amplifon SpA(a)	239,511	1,808,650
Ansaldo STS SpA	336,369	3,559,472
Ascopiave SpA	1,530,314	3,518,917
Astaldi SpA(a)	242,206	2,202,101
ASTM SpA	324,623	4,304,840
Banca IFIS SpA	221,038	5,129,591
Banca Popolare di Sondrio SCARL	767,709	3,508,373
Banco di Desio e della Brianza SpA	412,749	1,381,271
Biesse SpA	67,421	1,018,250
Cairo Communication SpA(a)	134,372	640,769
Cementir Holding SpA	344,974	1,856,072
Danieli & C. Officine Meccaniche SpA RSP	174,436	2,655,901
Datalogic SpA	123,939	1,961,758
Ei Towers SpA	67,640	4,152,672
ERG SpA	737,198	10,286,212
Esprinet SpA(a)	95,832	791,596
Falck Renewables SpA(a)	2,008,659	2,488,803
Immobiliare Grande Distribuzione SIIQ SpA	3,904,199	3,495,165
Industria Macchine Automatiche SpA	108,211	4,831,619
Interpump Group SpA	166,048	2,207,531
Iren SpA	5,470,322	8,909,011
MARR SpA	271,931	5,154,158
Moleskine SpA	831,811	1,439,188
Piaggio & C. SpA(a)	1,034,879	2,483,644
RAI Way SpA(b)	848,273	4,050,771
Societa Cattolica di Assicurazioni SCRL	960,597	6,755,276
Trevi Finanziaria Industriale SpA(a)	750,582	949,269
Vittoria Assicurazioni SpA	175,839	1,931,397

Total Italy		93,472,277
Netherlands – 3.2%
Accell Group	110,434	2,358,191
BE Semiconductor Industries N.V.(a)	279,067	4,314,392
Beter Bed Holding N.V.	79,850	1,773,737
BinckBank N.V.	373,888	3,072,548
Brunel International N.V.(a)	132,320	2,238,426
Corbion N.V.	82,317	1,883,669
IMCD Group N.V.	33,436	1,150,666
Kendrion N.V.	57,748	1,398,807
Koninklijke Ten Cate N.V.	72,109	1,953,130
Investments	Shares	Value
NSI N.V.	870,361	$3,365,415
TKH Group N.V. CVA	132,322	4,778,975
USG People N.V.	105,885	1,440,195
Wessanen	132,469	1,397,653

Total Netherlands		31,125,804
Norway – 5.6%
ABG Sundal Collier Holding ASA	3,995,350	3,175,671
Aker Solutions ASA(a)	1,076,069	3,713,889
American Shipping ASA*	202,315	948,722
Austevoll Seafood ASA	546,536	3,395,827
Borregaard ASA	302,459	1,817,236
Entra ASA(b)	608,624	4,905,381
Hexagon Composites ASA(a)	388,011	682,317
Leroy Seafood Group ASA	264,318	9,481,982
Norway Royal Salmon ASA	127,833	944,136
Petroleum Geo-Services ASA(a)	430,586	1,652,178
Protector Forsikring ASA	332,389	2,338,024
Selvaag Bolig ASA	556,520	1,644,115
SpareBank 1 Nord Norge	543,691	2,307,341
SpareBank 1 SMN	547,831	3,468,098
SpareBank 1 SR-Bank ASA	392,228	1,949,644
Tomra Systems ASA	352,030	3,301,571
Veidekke ASA	389,736	4,351,976
XXL ASA(b)	360,389	3,506,716

Total Norway		53,584,824
Portugal – 2.2%
Altri, SGPS, S.A.	502,426	2,020,681
CTT-Correios de Portugal S.A.	729,333	8,115,939
REN – Redes Energeticas Nacionais, SGPS, S.A.	2,439,291	7,297,258
Semapa-Sociedade de Investimento e Gestao(a)	326,381	4,220,678

Total Portugal		21,654,556
Spain – 2.6%
Abengoa S.A. Class A(a)	288,157	420,725
Cie Automotive S.A.(a)	221,192	3,071,504
Duro Felguera S.A.(a)	933,812	2,157,700
Ence Energia y Celulosa S.A.(a)	920,121	2,973,410
Faes Farma S.A.	803,839	2,108,619
Indra Sistemas S.A.(a)	710,560	7,354,201
Laboratorios Farmaceuticos Rovi S.A.(a)	82,945	1,228,634
Obrascon Huarte Lain S.A.(a)	265,281	3,482,369
Papeles y Cartones de Europa S.A.	374,892	1,797,342
Pescanova S.A.*†	3,781	0
Tubacex S.A.(a)	375,672	790,463

Total Spain		25,384,967
Sweden – 12.8%
Acando AB	979,745	1,541,977
AddTech AB Class B	75,811	1,075,647
AF AB Class B	222,055	3,064,590
Avanza Bank Holding AB	68,335	2,798,728
B&B Tools AB Class B	78,833	1,045,680

See Notes to Financial Statements.

46	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2015

Investments	Shares	Value
Betsson AB*	210,908	$3,540,678
Bilia AB Class A	244,212	4,877,223
Bufab Holding AB	196,202	1,076,099
Bulten AB(a)	108,676	926,468
Byggmax Group AB	298,607	2,652,449
Clas Ohlson AB Class B	234,588	3,580,194
Com Hem Holding AB	312,902	2,609,677
Duni AB	145,901	2,139,706
Granges AB(a)	175,606	1,135,873
Gunnebo AB	178,028	789,627
Haldex AB	119,940	1,258,454
Hemfosa Fastigheter AB	139,321	1,482,571
HIQ International AB*	409,619	2,227,079
Holmen AB Class B	262,999	7,353,392
Husqvarna AB Class A	163,893	1,050,339
Indutrade AB	91,409	4,166,621
Inwido AB	119,394	1,227,813
KappAhl AB(a)	318,928	817,564
KNOW IT AB	203,005	1,240,485
Kungsleden AB	519,743	3,485,796
Lifco AB Class B(a)	146,894	3,196,375
Lindab International AB(a)	167,156	1,236,672
Loomis AB Class B(a)	191,094	4,992,065
Mekonomen AB(a)	123,126	2,848,015
Modern Times Group MTG AB Class B(a)	318,354	8,164,724
Mycronic AB	140,844	772,480
NetEnt AB*	76,878	4,266,901
New Wave Group AB Class B(a)	189,266	728,897
Nobia AB	417,913	5,087,476
Nolato AB Class B	121,212	3,034,979
Nordnet AB Class B	257,170	959,744
Peab AB	1,081,211	7,483,477
Platzer Fastigheter Holding AB Class B(a)	167,380	692,506
Ratos AB Class B	1,658,577	9,976,715
Scandi Standard AB	220,332	1,192,681
Skandinaviska Enskilda Banken AB Class C	119,388	1,244,834
SkiStar AB	105,849	1,501,843
Svenska Handelsbanken AB Class B(a)	135,143	1,927,150
Thule Group AB (The)(b)	116,425	1,332,626
Wihlborgs Fastigheter AB	275,471	4,926,720

Total Sweden		122,731,610
Switzerland – 3.2%
Ascom Holding AG Registered Shares	131,292	2,411,924
Cembra Money Bank AG*	180,660	10,649,899
EFG International AG*	332,650	3,540,641
Gategroup Holding AG*	46,192	1,552,970
Implenia AG Registered Shares	62,961	3,105,844
Kudelski S.A. Bearer Shares	134,905	1,843,191
Mobilezone Holding AG Registered Shares	152,080	2,077,851
Swissquote Group Holding S.A. Registered Shares	49,937	1,093,697
Tecan Group AG Registered Shares	17,820	2,502,204
U-Blox AG*	8,124	1,630,454

Total Switzerland		30,408,675
Investments	Shares	Value
United Kingdom – 27.9%
A.G.BARR PLC	146,647	$1,165,090
Abcam PLC	201,687	1,774,986
Acacia Mining PLC	240,664	904,074
Al Noor Hospitals Group PLC	116,932	1,477,204
Alent PLC	438,159	3,225,588
Assura PLC	2,021,747	1,676,686
Assura PLC (Entitlement Shares)*	404,349	29,093
AVEVA Group PLC	67,840	2,092,206
Bank of Georgia Holdings PLC	95,910	2,620,845
Big Yellow Group PLC	350,423	3,843,015
Bodycote PLC	554,043	4,624,194
Bovis Homes Group PLC	288,963	4,407,706
Brammer PLC	253,863	995,956
Brewin Dolphin Holdings PLC	564,013	2,195,650
Capital & Regional PLC	1,221,981	1,226,285
Card Factory PLC	413,387	2,454,617
Central Asia Metals PLC(a)	454,055	1,084,973
Chemring Group PLC	249,613	843,166
Chesnara PLC	407,394	2,076,542
Cineworld Group PLC	517,342	4,349,223
Computacenter PLC	153,423	1,756,925
Concentric AB	138,613	1,607,253
Costain Group PLC	251,045	1,380,382
Countrywide PLC	397,085	3,019,452
Cranswick PLC	86,273	2,085,685
Crest Nicholson Holdings PLC	451,420	3,904,432
Dairy Crest Group PLC(a)	376,224	3,467,752
De La Rue PLC(a)	300,731	2,194,527
Debenhams PLC	3,497,551	4,185,353
Dechra Pharmaceuticals PLC	131,999	1,877,488
Development Securities PLC	243,690	904,367
Devro PLC	323,964	1,447,637
Dignity PLC	30,122	1,085,017
Diploma PLC	157,800	1,589,533
Domino’s Pizza Group PLC	290,157	3,902,896
E2V Technologies PLC	465,182	1,599,520
Electrocomponents PLC	1,338,886	3,632,287
Elementis PLC	549,362	1,857,350
EMIS Group PLC	107,112	1,703,603
esure Group PLC	1,080,025	4,057,200
FDM Group Holdings PLC	138,504	1,011,231
Fenner PLC	831,773	2,075,731
Ferrexpo PLC	2,322,769	1,249,037
Fidessa Group PLC	89,736	2,438,541
Foxtons Group PLC	399,938	1,436,972
Galliford Try PLC	179,695	4,316,981
GAME Digital PLC(a)	344,149	1,161,195
Genus PLC	61,878	1,330,962
Go-Ahead Group PLC	93,892	3,492,994
Greggs PLC	172,773	2,839,531
Halfords Group PLC	420,809	2,943,607
Hargreaves Services PLC	242,791	1,262,362
Helical Bar PLC	194,783	1,210,433

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	47

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2015

Investments	Shares	Value
HellermannTyton Group PLC	256,342	$1,812,556
Hill & Smith Holdings PLC	161,918	1,724,215
Home Retail Group PLC	1,392,216	2,868,048
HomeServe PLC	571,131	3,510,659
Hunting PLC	317,880	1,930,368
Interserve PLC	347,046	3,017,448
ITE Group PLC	693,982	1,482,205
J D Wetherspoon PLC	124,612	1,389,244
James Fisher & Sons PLC	63,340	893,241
James Halstead PLC	235,591	1,473,838
JD Sports Fashion PLC	134,776	1,949,651
John Menzies PLC	199,081	1,246,188
Just Retirement Group PLC	665,577	1,651,403
Just Retirement Group PLC (Entitlement Shares)*	84,416	6,138
Kcom Group PLC	1,238,752	1,669,996
Keller Group PLC	106,379	1,393,034
Kier Group PLC	167,906	3,433,531
Ladbrokes PLC	4,835,182	7,009,155
Laird PLC	671,626	3,830,305
Lavendon Group PLC	349,396	824,303
Lookers PLC	522,775	1,320,053
LSL Property Services PLC	212,445	1,102,169
Marshalls PLC	381,202	2,060,255
Marston’s PLC	1,807,089	4,103,195
McBride PLC*	750,010	1,715,477
McColl’s Retail Group PLC	456,901	1,024,294
Mitie Group PLC	925,793	4,279,956
Morgan Advanced Materials PLC	541,537	2,315,687
N Brown Group PLC	832,921	3,863,224
NCC Group PLC	285,471	1,184,823
NMC Health PLC	99,071	1,250,065
Northgate PLC	152,785	1,050,466
Nostrum Oil & Gas PLC	392,634	2,750,683
Novae Group PLC	190,984	2,502,384
Numis Corp. PLC	282,594	1,005,939
OneSavings Bank PLC	207,617	1,226,817
Oxford Instruments PLC	61,990	546,494
Pace PLC	252,450	1,378,547
Pan African Resources PLC	6,731,334	764,722
PayPoint PLC	175,972	2,724,177
Pendragon PLC	2,628,248	1,652,172
Photo-Me International PLC	482,355	1,148,943
Polar Capital Holdings PLC	284,206	1,611,150
Polypipe Group PLC	268,077	1,339,015
Premier Farnell PLC	418,651	664,274
Rank Group PLC	698,504	2,828,191
Redde PLC	1,010,318	2,463,910
Restaurant Group PLC (The)	298,869	3,055,805
Ricardo PLC	69,679	928,807
RPS Group PLC	560,247	1,907,305
Safestore Holdings PLC	377,346	1,684,746
Savills PLC	252,068	3,484,107
Schroders PLC Non-Voting Shares	116,271	3,809,508
Investments	Shares	Value
Senior PLC	461,438	$1,755,795
Shanks Group PLC	978,777	1,360,288
SIG PLC	847,156	2,227,686
Soco International PLC	1,303,776	3,115,396
Spirent Communications PLC	1,021,164	1,167,840
St. Ives PLC	522,899	1,431,651
St. Modwen Properties PLC	176,517	1,110,693
SThree PLC	173,828	914,988
Synthomer PLC	579,713	2,987,365
Ted Baker PLC	45,822	2,225,942
Telecom Plus PLC(a)	274,606	4,646,267
Trinity Mirror PLC	475,374	1,083,709
Tullett Prebon PLC	709,179	4,016,542
Tyman PLC	300,935	1,266,099
UK Mail Group PLC	21,455	115,371
Ultra Electronics Holdings PLC(a)	115,341	2,992,830
Unite Group PLC (The)	244,294	2,416,389
Vesuvius PLC	697,902	3,725,386
WS Atkins PLC	149,193	3,136,742
Xaar PLC	78,910	668,764
Zoopla Property Group PLC(a)(b)	251,897	797,081

Total United Kingdom		268,121,045
TOTAL COMMON STOCKS (Cost: $1,036,373,796)		955,322,296
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $3,791,768)	68,417	3,633,627
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.8%
United States – 10.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(d)
(Cost: $104,407,896)(e)	104,407,896	104,407,896
TOTAL INVESTMENTS IN SECURITIES – 110.5% (Cost: $1,144,573,460)		1,063,363,819
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (10.5)%		(101,270,830)

NET ASSETS – 100.0%		$962,092,989
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(e)

At September 30, 2015, the total market value of the Fund’s securities on loan was $99,698,740 and the total market value of the collateral held by the Fund was $104,964,222. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $556,326.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

48	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.8%
Germany – 99.8%
Aerospace & Defense – 0.5%
MTU Aero Engines AG	19,762	$1,649,817
Air Freight & Logistics – 3.4%
Deutsche Post AG Registered Shares	392,930	10,866,512
Auto Components – 2.4%
Continental AG	32,867	6,974,346
ElringKlinger AG	13,767	264,319
Leoni AG	6,712	356,707

Total Auto Components		7,595,372
Automobiles – 12.5%
Bayerische Motoren Werke AG	179,665	15,887,649
Daimler AG Registered Shares	223,237	16,159,855
Volkswagen AG	65,681	7,694,555

Total Automobiles		39,742,059
Capital Markets – 3.2%
Aurelius AG	5,850	271,422
Deutsche Bank AG Registered Shares	367,058	9,862,161

Total Capital Markets		10,133,583
Chemicals – 11.7%
BASF SE	227,955	17,384,343
Evonik Industries AG	154,528	5,160,093
Fuchs Petrolub SE	27,578	1,058,505
K+S AG Registered Shares	91,591	3,059,485
LANXESS AG	27,251	1,271,967
Linde AG	37,176	6,015,091
Symrise AG	32,967	1,979,440
Wacker Chemie AG	16,771	1,271,317

Total Chemicals		37,200,241
Commercial Services & Supplies – 0.6%
Bilfinger SE(a)	48,827	1,804,053
Construction & Engineering – 0.8%
Hochtief AG	30,526	2,539,583
Construction Materials – 0.7%
HeidelbergCement AG	31,101	2,126,732
Diversified Financial Services – 1.7%
Deutsche Boerse AG	64,219	5,521,852
Diversified Telecommunication Services – 6.7%
Deutsche Telekom AG Registered Shares	1,197,483	21,233,319
Electrical Equipment – 0.6%
OSRAM Licht AG	39,205	2,022,487
Food & Staples Retailing – 1.0%
METRO AG	117,465	3,237,359
Food Products – 0.7%
Suedzucker AG(a)	125,593	2,276,737
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares	14,633	408,270
Investments	Shares	Value
Health Care Providers & Services – 2.7%
Celesio AG	58,441	$1,638,370
Fresenius Medical Care AG & Co. KGaA	42,762	3,332,723
Fresenius SE & Co. KGaA	56,680	3,796,142

Total Health Care Providers & Services		8,767,235
Health Care Technology – 0.1%
CompuGroup Medical AG	6,092	200,878
Hotels, Restaurants & Leisure – 0.8%
TUI AG	149,438	2,727,345
Household Products – 1.3%
Henkel AG & Co. KGaA	45,666	4,023,939
Industrial Conglomerates – 5.8%
Indus Holding AG	6,452	287,650
Rheinmetall AG	2,486	152,014
Siemens AG Registered Shares	202,283	18,050,317

Total Industrial Conglomerates		18,489,981
Insurance – 14.3%
Allianz SE Registered Shares	135,219	21,169,076
Hannover Rueck SE	48,979	5,004,747
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	80,782	15,036,326
Talanx AG	141,360	4,222,542

Total Insurance		45,432,691
Internet & Catalog Retail – 0.1%
Takkt AG	12,198	228,749
IT Services – 0.2%
Bechtle AG	3,733	335,607
Wirecard AG	4,494	214,226

Total IT Services		549,833
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	4,309	313,799
Machinery – 3.7%
DMG MORI AG Bearer Shares(a)	12,786	489,328
Duerr AG	17,525	1,228,315
GEA Group AG	53,727	2,041,172
KION Group AG*	35,267	1,561,680
Krones AG	4,167	437,698
KUKA AG(a)	1,930	147,552
MAN SE	52,462	5,338,392
NORMA Group SE	5,149	252,462
Wacker Neuson SE	17,508	253,184

Total Machinery		11,749,783
Media – 1.2%
Axel Springer SE	54,399	3,031,285
CTS Eventim AG & Co. KGaA	11,555	427,191
Stroeer SE	4,989	293,095

Total Media		3,751,571
Metals & Mining – 0.9%
Aurubis AG	26,194	1,663,701
Salzgitter AG	3,676	91,053

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2015

Investments	Shares		Value
ThyssenKrupp AG	65,402		$1,144,718

Total Metals & Mining			2,899,472
Multi-Utilities – 3.3%
E.ON SE	798,698		6,844,401
RWE AG	312,133		3,536,446

Total Multi-Utilities			10,380,847
Personal Products – 0.9%
Beiersdorf AG	33,164		2,930,818
Pharmaceuticals – 7.3%
Bayer AG Registered Shares	141,817		18,117,797
Merck KGaA	53,109		4,688,685
Stada Arzneimittel AG(a)	12,728		454,644

Total Pharmaceuticals			23,261,126
Road & Rail – 0.1%
Sixt SE	6,496		315,534
Semiconductors & Semiconductor Equipment – 0.9%
Infineon Technologies AG	245,604		2,756,632
Software – 4.3%
SAP SE	203,912		13,190,387
Software AG	16,092		468,646

Total Software			13,659,033
Specialty Retail – 0.7%
Fielmann AG	34,635		2,366,072
Technology Hardware, Storage & Peripherals – 0.5%
Wincor Nixdorf AG	42,128		1,650,590
Textiles, Apparel & Luxury Goods – 2.6%
adidas AG	54,816		4,406,172
Gerry Weber International AG(a)	16,726		252,144
Hugo Boss AG	31,915		3,576,760

Total Textiles, Apparel & Luxury Goods			8,235,076
Thrifts & Mortgage Finance – 0.5%
Aareal Bank AG	47,290		1,676,529
Trading Companies & Distributors – 0.8%
BayWa AG(a)	8,368		268,921
Brenntag AG	43,750		2,352,182

Total Trading Companies & Distributors			2,621,103
Transportation Infrastructure – 0.1%
Hamburger Hafen und Logistik AG	18,208		296,029
TOTAL COMMON STOCKS (Cost: $373,361,733)			317,642,641
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $3,338,671)(c)	3,338,671		3,338,671
Investments		Value
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $376,700,404)		$320,981,312
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(2,775,358)

NET ASSETS – 100.0%		$318,205,954
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $3,175,905 and the total market value of the collateral held by the Fund was $3,338,671.

See Notes to Financial Statements.

50	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 9.0%
BHP Billiton Ltd.	227,369	$3,547,865
Rio Tinto Ltd.	101,092	3,450,205
Telstra Corp., Ltd.	1,058,559	4,170,324
Wesfarmers Ltd.	141,401	3,894,502
Woodside Petroleum Ltd.	323,692	6,576,158
Woolworths Ltd.(a)	241,300	4,209,212

Total Australia		25,848,266
Belgium – 0.8%
Anheuser-Busch InBev N.V.	22,450	2,378,676
China – 1.5%
CNOOC Ltd.(a)	3,207,000	3,281,464
Lenovo Group Ltd.(a)	1,314,000	1,107,144

Total China		4,388,608
Denmark – 0.8%
Coloplast A/S Class B	31,418	2,222,166
Finland – 2.5%
Fortum Oyj	337,930	4,990,544
Nokia Oyj	302,848	2,063,820

Total Finland		7,054,364
France – 9.1%
Cap Gemini S.A.	17,630	1,566,880
Electricite de France S.A.	242,192	4,262,016
Engie	280,933	4,528,259
Orange S.A.	270,079	4,075,950
Sanofi	31,735	3,007,159
Total S.A.	107,746	4,834,911
Vivendi S.A.	163,518	3,856,793

Total France		26,131,968
Germany – 8.4%
BASF SE	36,289	2,767,478
Bayerische Motoren Werke AG	26,139	2,311,453
Daimler AG Registered Shares	31,232	2,260,847
Deutsche Telekom AG Registered Shares	188,219	3,337,429
Evonik Industries AG	77,930	2,602,286
Infineon Technologies AG	122,722	1,377,418
SAP SE	21,974	1,421,425
Siemens AG Registered Shares	32,839	2,930,322
Telefonica Deutschland Holding AG	830,711	5,063,880

Total Germany		24,072,538
Hong Kong – 1.4%
CLP Holdings Ltd.	464,500	3,964,707
Israel – 0.7%
Teva Pharmaceutical Industries Ltd.	35,779	2,046,520
Italy – 5.5%
Atlantia SpA	136,367	3,803,968
Eni SpA	383,562	6,015,520
Snam SpA	1,129,698	5,793,149

Total Italy		15,612,637
Investments	Shares	Value
Japan – 6.5%
Canon, Inc.	104,200	$3,005,109
Eisai Co., Ltd.(a)	30,700	1,802,037
Kyocera Corp.	27,800	1,267,382
Mitsui & Co., Ltd.(a)	272,200	3,046,667
NTT DOCOMO, Inc.(a)	157,400	2,619,281
Sumitomo Corp.(a)	289,500	2,784,653
Takeda Pharmaceutical Co., Ltd.(a)	61,000	2,667,365
Yahoo Japan Corp.(a)	397,100	1,505,310

Total Japan		18,697,804
Norway – 2.4%
Statoil ASA	274,433	3,992,630
Yara International ASA	70,160	2,792,417

Total Norway		6,785,047
Portugal – 1.8%
EDP-Energias de Portugal S.A.	1,373,029	5,013,275
Singapore – 1.2%
Singapore Telecommunications Ltd.	1,320,600	3,343,526
Spain – 7.2%
Abertis Infraestructuras S.A.(a)	249,689	3,938,246
Amadeus IT Holding S.A. Class A	38,702	1,651,362
Ferrovial S.A.	160,944	3,833,809
Gas Natural SDG S.A.	164,688	3,204,208
Repsol S.A.	293,407	3,409,436
Telefonica S.A.	383,154	4,631,942

Total Spain		20,669,003
Sweden – 4.8%
Hennes & Mauritz AB Class B	73,394	2,675,142
Sandvik AB	285,159	2,420,794
Telefonaktiebolaget LM Ericsson Class B(a)	316,923	3,106,106
TeliaSonera AB	1,016,395	5,458,228

Total Sweden		13,660,270
Switzerland – 8.6%
Givaudan S.A. Registered Shares*	1,644	2,666,810
Kuehne + Nagel International AG Registered Shares	37,901	4,856,417
Nestle S.A. Registered Shares	40,095	3,005,791
Novartis AG Registered Shares	26,866	2,458,111
Roche Holding AG Bearer Shares	10,094	2,652,374
SGS S.A. Registered Shares	1,980	3,444,888
Swisscom AG Registered Shares	7,164	3,564,770
Syngenta AG Registered Shares	6,036	1,927,987

Total Switzerland		24,577,148
United Kingdom – 27.2%
Anglo American PLC	299,759	2,501,416
AstraZeneca PLC	52,742	3,340,640
BAE Systems PLC	455,781	3,090,895
BG Group PLC	43,698	629,482
BHP Billiton PLC	243,536	3,707,406
BP PLC	740,169	3,744,711
British American Tobacco PLC	66,628	3,676,689

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2015

Investments	Shares	Value
Centrica PLC	1,012,049	$3,513,639
Diageo PLC	86,019	2,306,913
GlaxoSmithKline PLC	219,915	4,217,251
Imperial Tobacco Group PLC	77,167	3,989,411
Marks & Spencer Group PLC	310,779	2,358,470
National Grid PLC	296,613	4,128,567
Next PLC	18,996	2,189,716
Pearson PLC	169,394	2,891,764
RELX N.V.	174,201	2,833,163
RELX PLC	126,658	2,171,801
Rio Tinto PLC	92,199	3,086,451
Royal Dutch Shell PLC Class A	171,697	4,041,612
SABMiller PLC	50,198	2,841,518
Sky PLC	162,050	2,562,657
Smith & Nephew PLC	84,984	1,484,251
SSE PLC	177,351	4,018,890
Unilever N.V. CVA	70,174	2,811,325
Unilever PLC	59,409	2,417,125
Vodafone Group PLC	1,037,222	3,275,024

Total United Kingdom		77,830,787
TOTAL COMMON STOCKS (Cost: $329,743,031)		284,297,310
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $749,688)	16,923	718,889
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.2%
United States – 9.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $26,443,371)(d)	26,443,371	26,443,371
TOTAL INVESTMENTS IN SECURITIES – 108.8% (Cost: $356,936,090)		311,459,570
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.8)%		(25,322,743)

NET ASSETS – 100.0%		$286,136,827
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)	At September 30, 2015, the total market value of the Fund’s securities on loan was $25,117,689 and the total market value of the collateral held by the Fund was $26,443,371.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

52	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.7%
Adelaide Brighton Ltd.	74,749	$228,342
AGL Energy Ltd.	47,738	535,379
Amcor Ltd.	60,034	555,233
AMP Ltd.	188,024	734,142
ASX Ltd.	21,512	572,246
Aurizon Holdings Ltd.	157,279	553,350
Australia & New Zealand Banking Group Ltd.	217,902	4,143,828
Bank of Queensland Ltd.	53,340	434,888
Bendigo & Adelaide Bank Ltd.	58,289	405,651
BHP Billiton Ltd.	223,051	3,480,487
Boral Ltd.	54,963	203,410
Brambles Ltd.	67,795	463,712
Brickworks Ltd.	31,547	344,050
Cabcharge Australia Ltd.(a)	86,076	180,736
Caltex Australia Ltd.	14,829	325,740
Cardno Ltd.(a)	51,595	103,988
Coca-Cola Amatil Ltd.	63,931	404,509
Cochlear Ltd.	4,714	276,320
Commonwealth Bank of Australia	110,588	5,647,467
Computershare Ltd.	39,030	290,259
Crown Resorts Ltd.(a)	37,214	258,722
CSL Ltd.	10,662	667,875
CSR Ltd.	65,468	132,867
Echo Entertainment Group Ltd.	54,362	184,770
ERM Power Ltd.	77,431	121,802
Flight Centre Travel Group Ltd.(a)	8,482	215,029
Fortescue Metals Group Ltd.(a)	275,670	352,333
GrainCorp Ltd. Class A(a)	46,715	296,891
Incitec Pivot Ltd.	92,309	252,814
Insurance Australia Group Ltd.(a)	269,080	914,573
IOOF Holdings Ltd.(a)	51,848	311,308
JB Hi-Fi Ltd.(a)	12,317	165,208
Lend Lease Group	48,489	427,345
Macquarie Group Ltd.	19,610	1,055,694
McMillan Shakespeare Ltd.	20,251	175,064
Mineral Resources Ltd.(a)	44,243	128,007
Monadelphous Group Ltd.(a)	27,398	118,135
National Australia Bank Ltd.	209,915	4,419,437
Navitas Ltd.(a)	59,016	164,533
Origin Energy Ltd.	25,316	108,447
Perpetual Ltd.	8,323	231,689
Platinum Asset Management Ltd.(a)	61,754	293,593
Primary Health Care Ltd.(a)	91,267	242,910
QBE Insurance Group Ltd.	48,906	442,697
Ramsay Health Care Ltd.	7,751	318,260
Rio Tinto Ltd.	17,685	603,578
Santos Ltd.(a)	57,360	160,319
Sonic Healthcare Ltd.	30,062	385,277
Southern Cross Media Group Ltd.(a)	238,913	149,321
Suncorp Group Ltd.	114,179	977,421
Super Retail Group Ltd.(a)	26,121	163,440
Tabcorp Holdings Ltd.	82,719	271,278
Investments	Shares	Value
Tatts Group Ltd.	153,604	$405,585
Telstra Corp., Ltd.	822,626	3,240,837
Wesfarmers Ltd.	76,316	2,101,914
Westpac Banking Corp.	247,905	5,170,512
Woodside Petroleum Ltd.	93,791	1,905,467
Woolworths Ltd.	97,410	1,699,210
WorleyParsons Ltd.(a)	17,008	70,588

Total Australia		49,188,487
Austria – 0.4%
Andritz AG	5,048	226,746
EVN AG	20,414	224,544
Oesterreichische Post AG	8,620	295,205
OMV AG	20,896	506,856
S IMMO AG*	602	5,107
UNIQA Insurance Group AG	16,496	142,706
Verbund AG(a)	24,345	322,568
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,500	220,599
Voestalpine AG	9,522	326,308

Total Austria		2,270,639
Belgium – 1.8%
Ageas	17,514	717,583
Anheuser-Busch InBev N.V.	56,655	6,002,847
Bekaert S.A.(a)	8,580	225,309
D’ieteren S.A./N.V.	4,546	175,095
Delhaize Group	5,228	461,608
Elia System Operator S.A./N.V.	9,206	447,014
Exmar N.V.	15,521	143,662
KBC Groep N.V.	11,472	721,853
Melexis N.V.	894	41,254
Proximus	31,648	1,090,193
Solvay S.A.	3,607	367,280
UCB S.A.	8,442	658,223
Umicore S.A.	7,730	297,212

Total Belgium		11,349,133
China – 2.9%
China Merchants Holdings International Co., Ltd.	96,294	282,668
China Mobile Ltd.	827,981	9,807,505
China Overseas Land & Investment Ltd.	201,175	607,415
China Power International Development Ltd.(a)	526,000	342,067
China Resources Enterprise Ltd.	59,812	110,979
China Resources Power Holdings Co., Ltd.	188,000	428,880
China South City Holdings Ltd.(a)	476,000	116,082
China Unicom Hong Kong Ltd.	535,588	677,946
CITIC Ltd.(a)	452,000	822,343
CNOOC Ltd.	2,978,700	3,047,863
Dah Chong Hong Holdings Ltd.	333,000	133,629
Fosun International Ltd.(a)	111,500	191,347
Guangdong Investment Ltd.	158,000	234,858
Lenovo Group Ltd.(a)	377,003	317,653
Poly Property Group Co., Ltd.(a)	469,000	128,899
Shenzhen Investment Ltd.	780,000	274,760
Sino-Ocean Land Holdings Ltd.	670,000	364,823

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
Sun Art Retail Group Ltd.(a)	392,000	$300,953
Yuexiu Property Co., Ltd.	1,714,000	280,873

Total China		18,471,543
Denmark – 1.2%
AP Moeller – Maersk A/S Class B	269	413,366
Carlsberg A/S Class B	3,903	299,299
Chr Hansen Holding A/S	10,315	575,692
Coloplast A/S Class B	7,625	539,309
Danske Bank A/S	28,010	844,502
FLSmidth & Co. A/S(a)	2,177	72,151
Novo Nordisk A/S Class B	53,266	2,854,881
Novozymes A/S Class B	7,809	339,900
Pandora A/S	4,237	493,865
TDC A/S	89,886	462,257
Tryg A/S	30,920	599,593
Vestas Wind Systems A/S	2,162	112,124

Total Denmark		7,606,939
Finland – 1.2%
Elisa Oyj	16,523	557,371
Fortum Oyj	70,982	1,048,261
Kone Oyj Class B(a)	20,474	777,039
Konecranes Oyj(a)	11,065	276,175
Lassila & Tikanoja Oyj	11,676	234,209
Metso Oyj(a)	9,585	198,899
Neste Oyj(a)	21,687	497,961
Nokia Oyj	86,904	592,225
Nokian Renkaat Oyj(a)	4,102	132,375
Orion Oyj Class B	13,471	508,251
Sampo Oyj Class A	27,641	1,335,372
Stora Enso Oyj Class R	43,733	329,758
UPM-Kymmene Oyj	47,797	714,935
Wartsila Oyj Abp	7,004	277,312

Total Finland		7,480,143
France – 10.0%
Accor S.A.	11,760	548,188
Aeroports de Paris	4,223	477,756
Air Liquide S.A.	11,189	1,319,539
Airbus Group SE	15,872	937,413
Arkema S.A.	3,819	246,484
AXA S.A.	138,532	3,345,556
BNP Paribas S.A.	47,859	2,802,549
Bourbon S.A.(a)	5,410	67,817
Bouygues S.A.	21,561	763,660
Bureau Veritas S.A.	12,399	260,684
Cap Gemini S.A.	6,200	551,030
Carrefour S.A.	28,425	838,925
Casino Guichard Perrachon S.A.	5,910	313,359
Christian Dior SE	4,398	820,093
Cie de Saint-Gobain	25,450	1,099,695
Cie Generale des Etablissements Michelin	7,006	636,741
CNP Assurances	43,972	609,129
Credit Agricole S.A.	84,505	967,341
Investments	Shares	Value
Danone S.A.	21,040	$1,325,074
Edenred	13,325	217,086
Eiffage S.A.	4,166	257,161
Electricite de France S.A.	138,555	2,438,246
Engie	202,132	3,258,094
Essilor International S.A.	3,423	416,098
Eutelsat Communications S.A.	11,967	366,014
Imerys S.A.	4,147	265,663
Ipsen S.A.	3,390	209,638
IPSOS	5,352	104,877
Kering	3,712	604,954
Klepierre	14,055	635,243
L’Oreal S.A.	13,515	2,339,102
Legrand S.A.	5,914	313,142
LVMH Moet Hennessy Louis Vuitton SE	15,452	2,625,190
Metropole Television S.A.	17,700	337,855
Natixis S.A.	157,830	870,142
Neopost S.A.	4,101	106,570
Nexity S.A.	6,340	272,572
Orange S.A.	150,297	2,268,236
Pernod Ricard S.A.	6,367	640,924
Publicis Groupe S.A.	6,463	439,929
Rallye S.A.(a)	8,439	138,003
Remy Cointreau S.A.	2,605	170,602
Renault S.A.	9,901	707,327
Rexel S.A.	19,734	241,868
Safran S.A.	10,683	802,545
Sanofi	59,153	5,605,245
Schneider Electric SE	24,359	1,359,808
SCOR SE	17,316	619,397
Societe Generale S.A.	26,296	1,169,713
Societe Television Francaise 1	19,583	274,337
Sodexo S.A.	5,565	459,683
Suez Environnement Co.	29,057	519,931
Technip S.A.	5,585	262,867
Thales S.A.	9,275	643,659
Total S.A.	167,491	7,515,863
Unibail-Rodamco SE	4,671	1,205,999
Valeo S.A.	2,912	392,500
Vallourec S.A.(a)	6,238	55,120
Veolia Environnement S.A.	23,862	544,172
Vinci S.A.	31,246	1,977,950
Vivendi S.A.	88,785	2,094,114

Total France		63,678,472
Germany – 7.4%
adidas AG	5,836	469,104
Allianz SE Registered Shares	25,200	3,945,161
BASF SE	38,124	2,907,419
Bayer AG Registered Shares	21,189	2,706,996
Bayerische Motoren Werke AG	26,412	2,335,595
Beiersdorf AG	5,911	522,376
Bilfinger SE(a)	5,253	194,087
Brenntag AG	5,895	316,940

See Notes to Financial Statements.

54	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
Celesio AG	6,876	$192,766
Continental AG	5,513	1,169,853
Daimler AG Registered Shares	45,527	3,295,644
Deutsche Bank AG Registered Shares(a)	36,700	986,060
Deutsche Boerse AG	10,726	922,272
Deutsche Post AG Registered Shares	48,159	1,331,841
Deutsche Telekom AG Registered Shares	212,505	3,768,059
E.ON SE	90,358	774,318
Evonik Industries AG	25,653	856,621
Fielmann AG	7,382	504,298
Fraport AG Frankfurt Airport Services Worldwide	4,245	261,517
Freenet AG	17,015	560,958
Fresenius Medical Care AG & Co. KGaA	5,861	456,786
Fresenius SE & Co. KGaA	9,414	630,502
GEA Group AG	8,091	307,390
Hannover Rueck SE	6,994	714,657
Henkel AG & Co. KGaA	6,406	564,476
Hugo Boss AG	4,750	532,339
Infineon Technologies AG	25,786	289,419
K+S AG Registered Shares	5,598	186,994
Linde AG	4,518	731,014
MAN SE	5,643	574,217
Merck KGaA	8,515	751,740
MTU Aero Engines AG	2,811	234,674
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,872	1,837,521
ProSiebenSat.1 Media SE	14,326	701,063
RWE AG	28,734	325,554
SAP SE	29,876	1,932,579
Siemens AG Registered Shares	39,050	3,484,548
Software AG	5,241	152,633
Suedzucker AG(a)	12,763	231,366
Symrise AG	7,281	437,174
Talanx AG	15,687	468,584
Telefonica Deutschland Holding AG(a)	231,725	1,412,558
United Internet AG Registered Shares	5,481	276,939
Volkswagen AG(a)	8,399	983,946
VTG AG(a)	12,071	356,057
Wacker Chemie AG(a)	1,884	142,816
Wincor Nixdorf AG	4,482	175,606
Wirecard AG	1,766	84,184

Total Germany		46,999,221
Hong Kong – 2.6%
AIA Group Ltd.	172,165	889,699
Bank of East Asia Ltd. (The)	129,058	432,966
BOC Hong Kong Holdings Ltd.	612,444	1,797,808
Cathay Pacific Airways Ltd.(a)	86,000	161,124
CLP Holdings Ltd.	140,500	1,199,228
Dah Sing Banking Group Ltd.	118,000	216,510
Dah Sing Financial Holdings Ltd.	34,800	189,939
Galaxy Entertainment Group Ltd.	37,000	94,051
Hang Lung Properties Ltd.	224,000	501,757
Hang Seng Bank Ltd.	112,600	2,022,428
Henderson Land Development Co., Ltd.	70,894	421,702
Investments	Shares	Value
Hong Kong & China Gas Co., Ltd.	329,284	$616,926
Hong Kong Exchanges and Clearing Ltd.	24,400	556,631
Hysan Development Co., Ltd.	72,000	299,146
MTR Corp., Ltd.	258,500	1,120,715
New World Development Co., Ltd.	423,000	409,352
PCCW Ltd.	587,088	300,739
Power Assets Holdings Ltd.	117,000	1,103,567
Sino Land Co., Ltd.	374,400	567,152
SJM Holdings Ltd.(a)	672,760	475,703
Sun Hung Kai Properties Ltd.	90,000	1,167,089
Swire Pacific Ltd. Class A	18,500	206,363
Swire Pacific Ltd. Class B	190,000	390,785
Swire Properties Ltd.	183,600	506,970
Television Broadcasts Ltd.	60,000	199,741
Wharf Holdings Ltd. (The)	104,000	583,738
Wheelock & Co., Ltd.	67,000	289,611

Total Hong Kong		16,721,440
Ireland – 0.3%
C&C Group PLC	50,358	199,103
CRH PLC	17,659	463,229
DCC PLC	7,638	577,210
Kerry Group PLC Class A	5,487	411,284
Paddy Power PLC	4,034	464,705

Total Ireland		2,115,531
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	570,496	1,090,148
Delek Automotive Systems Ltd.	47,797	447,537
Gazit-Globe Ltd.	53,106	531,750
Israel Chemicals Ltd.	47,023	241,770
Teva Pharmaceutical Industries Ltd.	33,334	1,906,669

Total Israel		4,217,874
Italy – 3.2%
Assicurazioni Generali SpA	49,094	896,547
Astaldi SpA(a)	11,688	106,266
ASTM SpA	8,085	107,216
Atlantia SpA	49,700	1,386,385
Banca Generali SpA	20,664	581,498
Banca Popolare di Milano Scarl	98,100	96,692
Danieli & C. Officine Meccaniche SpA RSP	7,521	114,512
Davide Campari-Milano SpA(a)	16,578	131,757
Enel Green Power SpA(a)	107,851	203,577
Enel SpA	432,973	1,927,424
Eni SpA	343,182	5,382,229
ERG SpA	22,546	314,587
Hera SpA	142,923	370,447
Intesa Sanpaolo SpA	496,936	1,750,648
Iren SpA	143,349	233,459
Luxottica Group SpA	12,384	857,065
MARR SpA	14,189	268,937
Mediolanum SpA(a)	61,296	437,214
Parmalat SpA	84,273	217,113
Pirelli & C. SpA	28,182	470,928
Prysmian SpA	6,318	130,118

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
Recordati SpA	4,654	$107,173
Snam SpA	278,513	1,428,229
Societa Iniziative Autostradali e Servizi SpA	31,397	351,871
Telecom Italia SpA RSP	340,602	348,641
Terna Rete Elettrica Nazionale SpA	161,473	783,341
Tod’s SpA	1,670	145,962
Trevi Finanziaria Industriale SpA(a)	62,841	79,476
UniCredit SpA	140,257	872,049
UnipolSai SpA	167,059	362,703

Total Italy		20,464,064
Japan – 13.9%
Aeon Co., Ltd.(a)	30,100	466,209
Aichi Steel Corp.(a)	39,000	146,537
Aisin Seiki Co., Ltd.	8,000	267,190
Ajinomoto Co., Inc.	14,000	293,992
Amada Holdings Co., Ltd.	20,500	155,421
ANA Holdings, Inc.	91,000	254,084
Aozora Bank Ltd.	156,000	539,256
Asahi Group Holdings Ltd.	13,500	436,229
Asahi Holdings, Inc.(a)	5,500	82,340
Asahi Kasei Corp.	38,000	266,522
Astellas Pharma, Inc.	59,100	762,406
Axell Corp.	18,500	222,436
Azbil Corp.	7,500	189,120
Belluna Co., Ltd.(a)	38,000	207,189
Bridgestone Corp.	21,000	723,467
Brother Industries Ltd.	20,600	246,653
Canon, Inc.	72,600	2,093,770
Central Japan Railway Co.	2,700	433,411
Chugai Pharmaceutical Co., Ltd.	12,600	385,580
Chugoku Electric Power Co., Inc. (The)(a)	18,800	258,536
Dai Nippon Printing Co., Ltd.	31,000	298,702
Dai-ichi Life Insurance Co., Ltd. (The)(a)	30,133	476,407
Daido Steel Co., Ltd.(a)	35,000	110,466
Daihatsu Motor Co., Ltd.(a)	24,700	284,814
Daiichi Sankyo Co., Ltd.(a)	33,800	584,194
Daikin Industries Ltd.	4,900	273,138
Daikyo, Inc.(a)	81,000	136,618
Daito Trust Construction Co., Ltd.	3,800	384,712
Daiwa House Industry Co., Ltd.	21,100	519,286
Daiwa Securities Group, Inc.	80,000	514,140
DeNa Co., Ltd.(a)	5,800	107,462
Denki Kagaku Kogyo K.K.	53,000	207,991
Denso Corp.(a)	24,400	1,025,996
Dynam Japan Holdings Co., Ltd.	60,000	74,322
Earth Chemical Co., Ltd.	8,200	311,527
East Japan Railway Co.	6,000	503,737
Eisai Co., Ltd.(a)	7,800	457,847
Electric Power Development Co., Ltd.	5,700	173,477
FANUC Corp.	7,300	1,116,349
Fast Retailing Co., Ltd.(a)	1,000	404,876
France Bed Holdings Co., Ltd.	35,200	248,647
Fuji Heavy Industries Ltd.	18,200	650,863
Investments	Shares	Value
FUJIFILM Holdings Corp.	14,900	$554,372
Future Architect, Inc.	24,100	135,829
Gurunavi, Inc.(a)	3,700	60,799
Hitachi Construction Machinery Co., Ltd.(a)	19,000	253,355
Hitachi Ltd.	110,000	551,906
Honda Motor Co., Ltd.	57,400	1,696,143
Hoya Corp.	15,000	488,832
Iida Group Holdings Co., Ltd.	10,400	161,777
Information Services International-Dentsu Ltd.(a)	19,500	268,163
Internet Initiative Japan, Inc.(a)	3,300	58,910
Isuzu Motors Ltd.	25,800	257,429
ITOCHU Corp.(a)	87,500	918,726
Japan Airlines Co., Ltd.	18,400	647,568
Japan Exchange Group, Inc.(a)	13,200	191,445
Japan Tobacco, Inc.	71,344	2,201,111
JFE Holdings, Inc.(a)	22,300	290,934
JGC Corp.(a)	6,000	79,330
JX Holdings, Inc.(a)	110,800	398,645
Kajima Corp.(a)	49,000	258,982
Kao Corp.	10,600	478,202
Kawasaki Heavy Industries Ltd.(a)	50,000	171,586
KDDI Corp.	75,000	1,670,146
Keiyo Co., Ltd.(a)	53,100	227,448
Kikkoman Corp.(a)	7,000	191,709
Kirin Holdings Co., Ltd.	33,300	435,279
Kobe Steel Ltd.(a)	153,000	164,798
Kokuyo Co., Ltd.	30,800	325,320
Komatsu Ltd.(a)	34,600	506,296
Kubota Corp.	38,000	518,925
Kyocera Corp.	11,700	533,395
Kyoei Steel Ltd.(a)	9,000	140,826
KYORIN Holdings, Inc.	6,100	93,004
Kyowa Hakko Kirin Co., Ltd.	13,000	192,995
Lawson, Inc.	5,100	375,160
LIXIL Group Corp.	9,100	183,877
Makita Corp.(a)	6,000	317,121
Marubeni Corp.(a)	104,400	508,903
Marui Group Co., Ltd.(a)	15,400	185,034
Matsui Securities Co., Ltd.(a)	31,300	269,708
Medipal Holdings Corp.	24,300	383,679
Misawa Homes Co., Ltd.(a)	21,600	130,395
Mitsubishi Chemical Holdings Corp.	62,100	322,154
Mitsubishi Corp.(a)	75,100	1,224,964
Mitsubishi Electric Corp.	34,000	309,439
Mitsubishi Estate Co., Ltd.(a)	14,000	284,699
Mitsubishi Gas Chemical Co., Inc.(a)	31,000	142,362
Mitsubishi Heavy Industries Ltd.	62,000	275,613
Mitsubishi Materials Corp.(a)	65,000	196,468
Mitsubishi Motors Corp.(a)	29,200	222,355
Mitsubishi Tanabe Pharma Corp.	22,500	395,462
Mitsubishi UFJ Financial Group, Inc.	411,700	2,462,672
Mitsui & Co., Ltd.(a)	101,400	1,134,945
Mitsui Fudosan Co., Ltd.	9,000	245,205
Mitsui Mining & Smelting Co., Ltd.	82,000	146,520

See Notes to Financial Statements.

56	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
Mitsui OSK Lines Ltd.(a)	55,000	$131,341
Mizuho Financial Group, Inc.(a)	952,800	1,773,299
Monex Group, Inc.(a)	56,400	137,980
MS&AD Insurance Group Holdings, Inc.	20,330	542,009
Murata Manufacturing Co., Ltd.	3,300	423,504
Nexon Co., Ltd.	10,500	138,960
Nidec Corp.(a)	4,000	273,402
Nikon Corp.(a)	19,300	232,377
Nippon Beet Sugar Manufacturing Co., Ltd.	71,000	113,823
Nippon Electric Glass Co., Ltd.(a)	36,000	173,139
Nippon Express Co., Ltd.	39,000	185,288
Nippon Steel & Sumitomo Metal Corp.(a)	27,000	488,870
Nippon Telegraph & Telephone Corp.	64,600	2,253,570
Nishi-Nippon City Bank Ltd. (The)	102,000	278,495
Nissan Chemical Industries Ltd.(a)	9,900	216,491
Nissan Motor Co., Ltd.(a)	180,400	1,647,874
Nissin Foods Holdings Co., Ltd.(a)	4,900	224,615
Nitto Denko Corp.(a)	3,600	214,169
Nomura Holdings, Inc.(a)	137,600	790,570
Nomura Real Estate Holdings, Inc.	8,900	178,052
NSK Ltd.(a)	17,000	163,662
NTT Data Corp.	4,600	230,835
NTT DOCOMO, Inc.(a)	171,255	2,849,841
NTT Urban Development Corp.(a)	20,500	187,772
Oji Holdings Corp.	44,000	188,102
Okuwa Co., Ltd.(a)	23,000	188,970
Ono Pharmaceutical Co., Ltd.	2,200	259,558
Oracle Corp.	7,100	298,785
Oriental Land Co., Ltd.(a)	3,000	167,052
Osaka Gas Co., Ltd.	63,000	238,292
Panasonic Corp.	33,600	337,641
Park24 Co., Ltd.	9,700	181,908
Rengo Co., Ltd.(a)	36,000	138,872
Resona Holdings, Inc.	117,200	593,315
Ricoh Co., Ltd.(a)	30,900	310,767
Saibu Gas Co., Ltd.	73,000	166,401
Sanrio Co., Ltd.(a)	5,300	144,045
Sanyo Special Steel Co., Ltd.	38,000	143,731
Secom Co., Ltd.	5,200	311,266
Sega Sammy Holdings, Inc.(a)	9,000	87,471
Sekisui Chemical Co., Ltd.	16,000	167,394
Sekisui House Ltd.	30,900	481,180
Seven & I Holdings Co., Ltd.	20,200	918,205
Shin-Etsu Chemical Co., Ltd.	6,600	336,985
Shionogi & Co., Ltd.	7,000	249,864
Ship Healthcare Holdings, Inc.	2,400	51,501
Showa Denko K.K.(a)	191,000	208,917
Showa Shell Sekiyu K.K.	34,200	268,711
SMC Corp.	1,000	217,551
SoftBank Group Corp.	7,800	356,704
Sojitz Corp.(a)	132,000	244,679
Sompo Japan Nipponkoa Holdings, Inc.	12,700	366,478
St. Marc Holdings Co., Ltd.(a)	5,600	170,668
Sumitomo Chemical Co., Ltd.(a)	38,000	191,007
Investments	Shares	Value
Sumitomo Corp.(a)	65,800	$632,919
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	101,689
Sumitomo Electric Industries Ltd.	30,700	390,527
Sumitomo Forestry Co., Ltd.	18,400	204,948
Sumitomo Heavy Industries Ltd.	22,000	86,519
Sumitomo Metal Mining Co., Ltd.	24,000	270,931
Sumitomo Mitsui Financial Group, Inc.(a)	54,100	2,038,151
Sumitomo Mitsui Trust Holdings, Inc.(a)	105,070	383,732
Sumitomo Realty & Development Co., Ltd.	5,000	158,268
Sumitomo Rubber Industries Ltd.	19,400	268,245
Suntory Beverage & Food Ltd.	9,200	352,206
Suruga Bank Ltd.	9,300	172,077
Suzuken Co., Ltd.	4,000	132,760
Suzuki Motor Corp.(a)	4,700	143,710
Systena Corp.	38,200	350,535
T&D Holdings, Inc.	25,100	294,351
Taiheiyo Cement Corp.(a)	20,000	59,784
Taisei Corp.	54,000	350,787
Taiyo Holdings Co., Ltd.(a)	4,800	146,286
Taiyo Nippon Sanso Corp.(a)	10,000	94,518
Takashimaya Co., Ltd.	7,000	56,402
Takeda Pharmaceutical Co., Ltd.(a)	33,600	1,469,237
Takuma Co., Ltd.(a)	16,000	120,369
Teijin Ltd.	39,000	117,881
Terumo Corp.(a)	9,000	253,246
Toagosei Co., Ltd.	24,200	174,784
Tobu Railway Co., Ltd.(a)	34,000	145,635
Toda Corp.(a)	29,000	127,850
Toho Co., Ltd.(a)	4,000	90,945
Toho Zinc Co., Ltd.(a)	47,000	107,135
Tokai Rika Co., Ltd.	9,100	186,688
Tokio Marine Holdings, Inc.	20,500	760,331
Tokyo Electron Ltd.(a)	5,000	234,376
Tokyo Gas Co., Ltd.	49,000	236,398
Tokyo Tatemono Co., Ltd.	3,500	41,527
Tokyu Corp.(a)	20,000	146,119
TonenGeneral Sekiyu K.K.	26,000	251,175
TOTO Ltd.	4,000	124,076
Toyo Seikan Group Holdings Ltd.	14,500	229,307
Toyo Suisan Kaisha Ltd.	5,900	222,669
Toyobo Co., Ltd.	73,000	98,743
Toyoda Gosei Co., Ltd.	15,700	307,144
Toyota Motor Corp.	114,900	6,687,830
Toyota Tsusho Corp.	20,900	438,540
Trend Micro, Inc.	9,100	320,265
TS Tech Co., Ltd.	5,000	135,682
UACJ Corp.(a)	47,000	74,955
Ube Industries Ltd.	154,000	267,457
Unicharm Corp.	7,600	134,149
Union Tool Co.(a)	5,500	132,397
United Arrows Ltd.(a)	1,500	61,871
Ushio, Inc.	8,100	96,917
USS Co., Ltd.	16,460	272,673
Wacoal Holdings Corp.	16,000	190,774

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
West Japan Railway Co.	8,820	$550,932
Xebio Co., Ltd.(a)	6,600	118,262
Yahoo Japan Corp.(a)	115,710	438,628
Yakult Honsha Co., Ltd.(a)	4,000	198,389
Yamada Denki Co., Ltd.(a)	25,300	101,821
Yamagata Bank Ltd. (The)(a)	37,000	147,364
Yamaha Corp.	6,900	151,983
Yamanashi Chuo Bank Ltd. (The)(a)	44,000	228,882
Yamato Kogyo Co., Ltd.(a)	8,000	159,646
Yamazen Corp.(a)	32,600	268,117
Yokogawa Electric Corp.(a)	8,200	85,379
Yokohama Reito Co., Ltd.(a)	28,900	227,069
Yokohama Rubber Co., Ltd. (The)	10,000	175,427
Yuasa Trading Co., Ltd.(a)	10,200	209,084
Yusen Logistics Co., Ltd.	18,300	186,873
Zeon Corp.	12,000	94,285

Total Japan		88,263,428
Netherlands – 1.1%
Aegon N.V.	93,062	533,426
Akzo Nobel N.V.	8,522	551,640
ASML Holding N.V.	5,009	437,015
Boskalis Westminster	7,705	336,115
Delta Lloyd N.V.	27,255	228,267
Heineken N.V.	13,636	1,099,578
ING Groep N.V. CVA	15,585	220,069
Koninklijke Ahold N.V.	41,718	810,744
Koninklijke DSM N.V.	6,946	319,404
Koninklijke Philips N.V.	43,778	1,028,410
Koninklijke Ten Cate N.V.	8,588	232,613
Randstad Holding N.V.	8,280	491,796
Wessanen	13,149	138,732
Wolters Kluwer N.V.	20,416	626,935

Total Netherlands		7,054,744
New Zealand – 0.4%
Auckland International Airport Ltd.	134,603	420,195
Contact Energy Ltd.	73,945	234,148
Fisher & Paykel Healthcare Corp., Ltd.	63,932	290,371
Fletcher Building Ltd.	42,209	183,607
Mighty River Power Ltd.	224,813	361,689
Sky Network Television Ltd.(a)	75,537	224,693
Spark New Zealand Ltd.	235,796	449,499
Trade Me Group Ltd.	76,570	179,274
TrustPower Ltd.(a)	32,388	153,732
Vector Ltd.	191,727	386,340

Total New Zealand		2,883,548
Norway – 1.3%
Aker ASA Class A	12,254	212,613
Atea ASA*	29,128	267,206
DNB ASA	47,039	610,459
Gjensidige Forsikring ASA	50,553	679,176
Kvaerner ASA	195,893	90,024
Marine Harvest ASA*	50,564	642,572
Norsk Hydro ASA	94,821	315,255
Investments	Shares	Value
Orkla ASA	64,536	$477,400
SpareBank 1 SMN	27,801	175,997
Statoil ASA	211,419	3,075,861
Telenor ASA(a)	55,903	1,041,382
Tomra Systems ASA	20,212	189,562
Yara International ASA	16,669	663,438

Total Norway		8,440,945
Portugal – 0.4%
EDP-Energias de Portugal S.A.	310,166	1,132,494
Galp Energia, SGPS, S.A.	37,840	371,660
Jeronimo Martins, SGPS, S.A.	25,752	346,242
Portucel S.A.	62,689	216,927
Sonae, SGPS, S.A.	269,117	330,442

Total Portugal		2,397,765
Singapore – 2.0%
Asian Pay Television Trust	805,600	444,754
CapitaLand Ltd.	162,400	306,092
ComfortDelGro Corp., Ltd.	278,300	561,728
Cosco Corp. Singapore Ltd.†	564,300	148,824
DBS Group Holdings Ltd.	89,200	1,016,901
Dyna-Mac Holdings Ltd.	307,900	37,895
Hutchison Port Holdings Trust(a)	1,028,136	565,475
Jardine Cycle & Carriage Ltd.	19,255	365,898
Keppel Corp., Ltd.(a)	114,700	546,920
Keppel Infrastructure Trust	845,960	312,349
Lian Beng Group Ltd.	265,500	97,095
Oversea-Chinese Banking Corp., Ltd.	193,895	1,198,634
Pacc Offshore Services Holdings Ltd.	82,993	18,678
Pacific Radiance Ltd.(a)	326,600	72,353
SATS Ltd.	88,200	237,574
Sembcorp Industries Ltd.(a)	100,600	244,796
Sembcorp Marine Ltd.(a)	179,700	289,411
Singapore Airlines Ltd.	34,400	258,865
Singapore Post Ltd.(a)	526,600	627,742
Singapore Press Holdings Ltd.(a)	156,400	422,376
Singapore Technologies Engineering Ltd.	164,400	344,547
Singapore Telecommunications Ltd.	943,300	2,388,269
SMRT Corp., Ltd.(a)	157,400	144,459
StarHub Ltd.	124,800	303,684
Super Group Ltd.	170,400	92,277
United Overseas Bank Ltd.	56,800	741,008
Wee Hur Holdings Ltd.	146,100	29,797
Wilmar International Ltd.	241,600	436,678
Wing Tai Holdings Ltd.	221,200	259,796
Yanlord Land Group Ltd.(a)	312,400	223,002

Total Singapore		12,737,877
Spain – 4.6%
Abengoa S.A. Class B(a)	41,149	38,078
Abertis Infraestructuras S.A.(a)	50,664	799,103
ACS Actividades de Construccion y Servicios S.A.	25,233	723,734
Amadeus IT Holding S.A. Class A	15,750	672,031
Banco Bilbao Vizcaya Argentaria S.A.	282,101	2,386,905
Banco Santander S.A.	1,402,834	7,428,691

See Notes to Financial Statements.

58	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
Bolsas y Mercados Espanoles SHMSF S.A.(a)	11,934	$402,437
CaixaBank S.A.	319,855	1,229,995
Cie Automotive S.A.	5,837	81,054
Duro Felguera S.A.(a)	35,712	82,518
Enagas S.A.	17,278	494,122
Endesa S.A.	52,528	1,104,671
Ferrovial S.A.	50,714	1,208,046
Gas Natural SDG S.A.	62,576	1,217,493
Iberdrola S.A.	295,015	1,958,409
Industria de Diseno Textil S.A.	76,291	2,548,833
Mapfre S.A.	182,502	475,681
Obrascon Huarte Lain S.A.(a)	13,778	180,865
Red Electrica Corp. S.A.	6,647	550,097
Repsol S.A.	98,040	1,139,240
Tecnicas Reunidas S.A.	4,481	197,751
Telefonica S.A.	379,729	4,590,537

Total Spain		29,510,291
Sweden – 3.7%
Alfa Laval AB(a)	19,736	322,146
Assa Abloy AB Class B	17,011	304,034
Atlas Copco AB Class A	21,672	519,639
Atlas Copco AB Class B	23,451	522,870
Axfood AB(a)	23,514	386,898
BillerudKorsnas AB	29,867	428,398
Boliden AB	14,079	219,569
Electrolux AB Series B	16,374	460,742
Elekta AB Class B	16,265	107,922
Fabege AB	29,830	436,404
Gunnebo AB	35,384	156,942
Hennes & Mauritz AB Class B	71,972	2,623,311
Hexagon AB Class B(a)	14,004	426,279
Husqvarna AB Class B	38,501	251,561
ICA Gruppen AB(a)	8,177	275,912
Indutrade AB	2,454	111,859
Investment AB Latour Class B	16,131	509,488
Mekonomen AB	9,035	208,988
NCC AB Class B	12,928	389,055
Nordea Bank AB	227,754	2,530,887
Peab AB	86,526	598,880
Sandvik AB	29,677	251,936
Securitas AB Class B	35,475	431,856
Skandinaviska Enskilda Banken AB Class A	110,998	1,182,498
Skanska AB Class B	35,260	689,052
SKF AB Class B	21,682	397,341
Svenska Cellulosa AB SCA Class B	19,259	536,870
Svenska Handelsbanken AB Class A	72,732	1,039,766
Swedbank AB Class A	82,349	1,815,457
Swedish Match AB	10,886	327,993
Telefonaktiebolaget LM Ericsson Class B	157,805	1,546,619
TeliaSonera AB	348,939	1,873,867
Trelleborg AB Class B(a)	26,780	422,756
Volvo AB Class A	59,250	564,450
Volvo AB Class B	37,646	359,536

Total Sweden		23,231,781
Investments	Shares	Value
Switzerland – 8.8%
ABB Ltd. Registered Shares*	112,665	$1,985,561
Actelion Ltd. Registered Shares*	2,484	314,472
Adecco S.A. Registered Shares*	9,315	679,249
Baloise Holding AG Registered Shares	4,674	534,322
BKW AG	8,019	305,298
Cie Financiere Richemont S.A. Registered Shares	10,100	782,489
Clariant AG Registered Shares*	24,144	405,489
Coca-Cola HBC AG*	7,193	152,211
Credit Suisse Group AG Registered Shares*	39,326	942,600
EFG International AG*(a)	20,616	219,431
EMS-Chemie Holding AG Registered Shares	857	351,492
Geberit AG Registered Shares	2,147	654,142
Givaudan S.A. Registered Shares*	458	742,943
Implenia AG Registered Shares	2,859	141,033
Julius Baer Group Ltd.*	10,832	490,217
Kuehne + Nagel International AG Registered Shares	7,831	1,003,419
LafargeHolcim Ltd. Registered Shares*	12,992	678,786
Logitech International S.A. Registered Shares(a)	20,218	262,786
Nestle S.A. Registered Shares	131,824	9,882,415
Novartis AG Registered Shares	105,936	9,692,640
Panalpina Welttransport Holding AG Registered Shares(a)	775	84,472
Partners Group Holding AG	1,348	455,610
Roche Holding AG Bearer Shares	7,428	1,951,836
Roche Holding AG Genusschein	26,254	6,905,412
Schindler Holding AG Participation Certificate	3,660	524,409
SGS S.A. Registered Shares	208	361,887
STMicroelectronics N.V.(a)	59,550	404,819
Straumann Holding AG Registered Shares	882	252,974
Sulzer AG Registered Shares(a)	2,616	255,683
Swatch Group AG (The) Registered Shares	6,076	436,843
Swiss Life Holding AG Registered Shares*	3,108	691,515
Swiss Re AG	46,756	4,000,411
Swisscom AG Registered Shares	3,080	1,532,592
Syngenta AG Registered Shares	3,951	1,262,007
Tecan Group AG Registered Shares	1,045	146,734
Temenos Group AG Registered Shares*	3,013	123,345
Transocean Ltd.(a)	69,867	893,091
UBS Group AG Registered Shares	96,723	1,782,808
Vontobel Holding AG Registered Shares	12,281	620,272
Zurich Insurance Group AG*	12,329	3,018,214

Total Switzerland		55,925,929
United Kingdom – 23.9%
Aberdeen Asset Management PLC	79,507	357,085
Admiral Group PLC	8,978	204,263
Aggreko PLC	9,692	139,616
Amec Foster Wheeler PLC	33,026	358,437
Amlin PLC	88,844	883,494
Anglo American PLC	110,083	918,616
Antofagasta PLC	60,973	461,517
ARM Holdings PLC	22,857	328,050
Ashmore Group PLC(a)	73,699	275,182

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
Associated British Foods PLC	16,876	$853,802
AstraZeneca PLC	77,135	4,885,674
Aviva PLC	153,810	1,053,086
Awilco Drilling PLC	50,171	217,623
Babcock International Group PLC	28,315	391,373
BAE Systems PLC	236,809	1,605,929
Bank of Georgia Holdings PLC	3,596	98,265
Barclays PLC	615,795	2,277,371
Barratt Developments PLC	26,462	258,337
Berendsen PLC	38,031	577,803
Berkeley Group Holdings PLC	14,687	743,054
BG Group PLC	90,474	1,303,303
BHP Billiton PLC	183,703	2,796,554
Bodycote PLC	14,756	123,158
BP PLC	1,821,723	9,216,579
British American Tobacco PLC	127,949	7,060,525
British Land Co. PLC (The)	37,178	472,204
Britvic PLC	9,005	92,550
BT Group PLC	330,177	2,098,569
Burberry Group PLC	19,245	398,791
Capita PLC	30,385	551,388
Carillion PLC(a)	50,499	230,780
Carnival PLC	9,390	486,870
Centrica PLC	392,609	1,363,063
Chemring Group PLC	32,099	108,427
Close Brothers Group PLC	29,236	661,178
CNH Industrial N.V.	46,150	300,074
Cobham PLC	56,639	245,113
Communisis PLC	128,386	106,960
Compass Group PLC	53,114	847,185
Croda International PLC	7,827	321,178
Daily Mail & General Trust PLC Class A Non-Voting Shares	34,057	388,714
Darty PLC	145,574	212,790
De La Rue PLC	14,594	106,497
Debenhams PLC	208,638	249,667
Devro PLC	41,091	183,616
Diageo PLC	108,891	2,920,309
Direct Line Insurance Group PLC	129,763	736,898
Drax Group PLC	30,764	113,703
easyJet PLC	15,673	421,872
Electrocomponents PLC	75,351	204,421
Fenner PLC	55,000	137,255
Fidessa Group PLC	5,500	149,460
G4S PLC	95,851	334,954
GKN PLC	82,876	336,438
GlaxoSmithKline PLC	453,756	8,701,558
Halfords Group PLC	38,291	267,850
Hammerson PLC	48,047	453,778
Hargreaves Lansdown PLC	10,745	196,451
Hargreaves Services PLC	27,652	143,773
Hays PLC	189,940	441,062
HSBC Holdings PLC	1,410,687	10,656,411
Hunting PLC	15,406	93,555
Investments	Shares	Value
ICAP PLC	68,802	$476,484
IG Group Holdings PLC	38,702	451,111
IMI PLC	12,785	183,687
Imperial Tobacco Group PLC	69,111	3,572,929
Inchcape PLC	43,493	473,685
Infinis Energy PLC	38,134	77,692
Inmarsat PLC	24,294	361,369
InterContinental Hotels Group PLC	6,605	228,512
Interserve PLC	13,051	113,474
Intertek Group PLC	6,190	227,938
Intu Properties PLC	75,736	378,121
Investec PLC	46,859	358,802
ITV PLC	207,188	772,041
J D Wetherspoon PLC	5,802	64,684
J Sainsbury PLC(a)	165,099	652,718
John Wood Group PLC	34,242	318,989
Johnson Matthey PLC	9,055	335,769
Kingfisher PLC	103,137	560,229
Ladbrokes PLC	117,249	169,966
Legal & General Group PLC	343,556	1,239,076
Lloyds Banking Group PLC	509,496	580,054
London Stock Exchange Group PLC	18,156	665,269
Man Group PLC	129,225	299,879
Marks & Spencer Group PLC	93,713	711,178
Marston’s PLC	126,939	288,229
Meggitt PLC	46,914	338,402
Melrose Industries PLC	79,852	319,565
Mondi PLC	25,922	543,040
N Brown Group PLC	43,216	200,443
National Grid PLC	272,112	3,787,537
Next PLC	3,520	405,759
Nostrum Oil & Gas PLC	13,217	92,595
Numis Corp. PLC	51,694	184,013
Old Mutual PLC	320,034	916,703
Pan African Resources PLC	414,433	47,082
PayPoint PLC	11,075	171,449
Pearson PLC	57,315	978,438
Persimmon PLC*	24,984	759,918
Polar Capital Holdings PLC	23,542	133,458
Premier Farnell PLC	46,546	73,855
Prudential PLC	88,061	1,858,795
QinetiQ Group PLC	47,030	160,643
Reckitt Benckiser Group PLC	32,040	2,905,646
RELX N.V.	69,811	1,135,389
RELX PLC	42,656	731,421
Restaurant Group PLC (The)	10,893	111,376
Rexam PLC	47,166	374,013
Rio Tinto PLC	94,987	3,179,782
Rolls-Royce Holdings PLC*	48,201	494,294
Rotork PLC	33,250	83,002
Royal Dutch Shell PLC Class A	354,179	8,337,095
Royal Dutch Shell PLC Class B	223,411	5,289,376
Royal Mail PLC	44,827	311,533
RPS Group PLC	31,139	106,010

See Notes to Financial Statements.

60	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2015

Investments	Shares	Value
SABMiller PLC	76,362	$4,322,563
Sage Group PLC (The)	77,056	582,903
Savills PLC	10,593	146,417
Schroders PLC Non-Voting Shares	14,060	460,662
Segro PLC	77,140	501,861
Severn Trent PLC	18,442	610,101
Sky PLC	88,876	1,405,484
Smith & Nephew PLC	24,903	434,933
Smiths Group PLC	22,304	339,539
Soco International PLC	59,242	141,560
SSE PLC	71,820	1,627,488
St. Ives PLC	58,079	159,015
Standard Chartered PLC	175,675	1,705,192
Standard Life PLC	113,433	666,328
TalkTalk Telecom Group PLC(a)	76,374	363,837
Tate & Lyle PLC	34,915	310,978
Taylor Wimpey PLC	209,663	620,883
Telecom Plus PLC(a)	9,892	167,370
Ultra Electronics Holdings PLC	8,423	218,557
Unilever N.V. CVA(a)	69,247	2,774,187
Unilever PLC	62,620	2,547,769
United Utilities Group PLC	55,006	770,713
Vedanta Resources PLC(a)	52,857	340,437
Vesuvius PLC	22,804	121,727
Victrex PLC	7,016	188,319
Vodafone Group PLC	2,198,400	6,941,440
Weir Group PLC (The)	11,412	202,250
WH Smith PLC	22,008	521,385
Whitbread PLC	9,946	703,267
William Hill PLC	59,331	315,270
WM Morrison Supermarkets PLC	238,213	599,344
WS Atkins PLC	5,957	125,244

Total United Kingdom		151,653,598
TOTAL COMMON STOCKS (Cost: $647,899,346)		632,663,392
RIGHTS – 0.0%
China – 0.0%
Fosun International Ltd., expiring 10/19/15*
(Cost $0)	12,488	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.9%
United States – 6.9%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $43,869,140)(c)	43,869,140	43,869,140
TOTAL INVESTMENTS IN SECURITIES – 106.4% (Cost: $691,768,486)		676,532,532
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.4)%		(40,916,738)

NET ASSETS – 100.0%		$635,615,794
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $148,824, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $42,486,484 and the total market value of the collateral held by the Fund was $44,918,410. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,049,270.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	61

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 7.6%
AGL Energy Ltd.	190	$2,131
Amalgamated Holdings Ltd.	121	1,096
Amcor Ltd.	250	2,312
AMP Ltd.	554	2,163
Ansell Ltd.	34	448
Aristocrat Leisure Ltd.	104	629
Asaleo Care Ltd.	436	547
Asciano Ltd.	115	678
ASX Ltd.	46	1,224
Aurizon Holdings Ltd.	373	1,312
Australia & New Zealand Banking Group Ltd.	764	14,529
Bank of Queensland Ltd.	70	571
Beach Energy Ltd.	836	267
Bendigo & Adelaide Bank Ltd.	101	703
BHP Billiton Ltd.	796	12,421
Boral Ltd.	151	559
Brickworks Ltd.	96	1,047
BT Investment Management Ltd.	96	644
Caltex Australia Ltd.	34	747
carsales.com Ltd.	99	679
CIMIC Group Ltd.	76	1,254
Coca-Cola Amatil Ltd.	145	917
Cochlear Ltd.	14	821
Commonwealth Bank of Australia	400	20,427
Computershare Ltd.	69	513
Cover-More Group Ltd.	344	539
Crown Resorts Ltd.	67	466
CSL Ltd.	42	2,631
CSR Ltd.	240	487
Downer EDI Ltd.	169	396
Echo Entertainment Group Ltd.	175	595
Fairfax Media Ltd.	1,033	642
Genworth Mortgage Insurance Australia Ltd.(a)	258	417
GrainCorp Ltd. Class A	96	610
Harvey Norman Holdings Ltd.	257	700
Healthscope Ltd.	307	550
Incitec Pivot Ltd.	216	592
Insurance Australia Group Ltd.	691	2,349
IOOF Holdings Ltd.	91	546
Iress Ltd.	94	632
JB Hi-Fi Ltd.	42	563
Lend Lease Group	131	1,154
M2 Group Ltd.	82	546
Magellan Financial Group Ltd.	47	627
National Australia Bank Ltd.	705	14,843
Navitas Ltd.	195	544
New Hope Corp., Ltd.	431	534
NIB Holdings Ltd.(a)	372	854
Orica Ltd.	57	602
Origin Energy Ltd.	190	814
Perpetual Ltd.	16	445
Platinum Asset Management Ltd.	135	642
Investments	Shares	Value
Premier Investments Ltd.	64	$578
Primary Health Care Ltd.	162	431
QBE Insurance Group Ltd.	161	1,457
Qube Holdings Ltd.	344	478
REA Group Ltd.	21	654
Rio Tinto Ltd.	111	3,788
Santos Ltd.(a)	189	528
Seek Ltd.	58	489
Select Harvests Ltd.	74	578
Sonic Healthcare Ltd.	88	1,128
Steadfast Group Ltd.	496	496
Suncorp Group Ltd.	340	2,911
Super Retail Group Ltd.	90	563
Tabcorp Holdings Ltd.	174	571
Tatts Group Ltd.	348	919
Technology One Ltd.	252	680
Telstra Corp., Ltd.	3,340	13,158
TPG Telecom Ltd.	92	702
Transpacific Industries Group Ltd.	1,073	512
Treasury Wine Estates Ltd.	160	737
Wesfarmers Ltd.	295	8,125
Westpac Banking Corp.	875	18,250
Woodside Petroleum Ltd.	398	8,086
Woolworths Ltd.	321	5,599
WorleyParsons Ltd.	76	315

Total Australia		174,692
Austria – 0.2%
EVN AG	50	550
Lenzing AG	9	674
Oesterreichische Post AG	55	1,884
OMV AG	95	2,304

Total Austria		5,412
Belgium – 1.9%
Ackermans & van Haaren N.V.	6	877
Ageas	60	2,458
Anheuser-Busch InBev N.V.	231	24,476
bpost S.A.	91	2,157
Colruyt S.A.(a)	30	1,441
Delhaize Group	10	883
Euronav N.V.	40	558
KBC Groep N.V.	67	4,216
Proximus	97	3,341
UCB S.A.	41	3,197

Total Belgium		43,604
China – 3.0%
Beijing Enterprises Holdings Ltd.	500	2,997
China Jinmao Holdings Group Ltd.	4,000	1,006
China Mobile Ltd.	2,500	29,613
China Overseas Land & Investment Ltd.	2,000	6,039
China Power International Development Ltd.	2,000	1,301
China South City Holdings Ltd.	2,000	488
China Unicom Hong Kong Ltd.	2,000	2,532
CITIC Ltd.	2,000	3,639

See Notes to Financial Statements.

62	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
CNOOC Ltd.	9,000	$9,209
Fosun International Ltd.	1,000	1,716
Guotai Junan International Holdings Ltd.	2,000	565
Lenovo Group Ltd.	2,000	1,685
Shenzhen Investment Ltd.	6,000	2,113
Sino-Ocean Land Holdings Ltd.	2,000	1,089
Sun Art Retail Group Ltd.	3,000	2,303
Yangzijiang Shipbuilding Holdings Ltd.	2,100	1,676
Yuexiu Property Co., Ltd.	14,000	2,294

Total China		70,265
Denmark – 1.1%
Carlsberg A/S Class B	10	767
Coloplast A/S Class B	34	2,405
Danske Bank A/S	20	603
DSV A/S	28	1,044
GN Store Nord A/S	30	538
Novo Nordisk A/S Class B	196	10,505
Novozymes A/S Class B	24	1,045
Pandora A/S	9	1,049
Rockwool International A/S Class B	4	570
Royal Unibrew A/S	27	1,009
SimCorp A/S	23	1,156
Sydbank A/S	23	874
TDC A/S	328	1,687
Tryg A/S	90	1,745
Vestas Wind Systems A/S	13	674

Total Denmark		25,671
Finland – 1.2%
Elisa Oyj	64	2,159
F-Secure Oyj	182	502
Fortum Oyj	319	4,711
Kesko Oyj Class B	20	707
Kone Oyj Class B	100	3,795
Metso Oyj	27	560
Neste Oyj	42	964
Nokia Oyj	397	2,706
Nokian Renkaat Oyj	20	645
Orion Oyj Class B	34	1,283
Raisio Oyj Class V	160	768
Sampo Oyj Class A	142	6,860
Tieto Oyj	27	681
UPM-Kymmene Oyj	101	1,511

Total Finland		27,852
France – 9.8%
Accor S.A.	22	1,026
Aeroports de Paris	17	1,923
Air Liquide S.A.	37	4,363
Airbus Group SE	73	4,311
Alten S.A.	14	717
Arkema S.A.	9	581
AXA S.A.	435	10,505
BioMerieux	8	864
BNP Paribas S.A.	141	8,257
Investments	Shares	Value
Bollore S.A.	215	$1,044
Bouygues S.A.	80	2,833
Bureau Veritas S.A.	75	1,577
Cap Gemini S.A.	13	1,155
Carrefour S.A.	85	2,509
Casino Guichard Perrachon S.A.	17	901
Christian Dior SE	16	2,983
Cie de Saint-Gobain	75	3,241
CNP Assurances	120	1,662
Credit Agricole S.A.	279	3,194
Danone S.A.	83	5,227
Dassault Systemes	17	1,252
Edenred	57	929
Electricite de France S.A.	533	9,380
Elior(b)	34	649
Engie	663	10,687
Essilor International S.A.	13	1,580
Gaztransport Et Technigaz S.A.	17	881
Havas S.A.	75	610
Hermes International	9	3,265
Iliad S.A.	3	604
Imerys S.A.	11	705
Ingenico Group	6	722
Ipsen S.A.	13	804
JCDecaux S.A.	27	976
Kering	13	2,119
Klepierre	45	2,034
L’Oreal S.A.	52	9,000
Lagardere SCA	35	967
Legrand S.A.	24	1,271
LVMH Moet Hennessy Louis Vuitton SE	48	8,155
Metropole Television S.A.	42	802
Natixis S.A.	434	2,393
Neopost S.A.	15	390
Nexity S.A.	24	1,032
Orange S.A.	551	8,316
Pernod Ricard S.A.	23	2,315
Publicis Groupe S.A.	17	1,157
Remy Cointreau S.A.	9	589
Renault S.A.	17	1,214
Rexel S.A.	39	478
Rubis SCA	16	1,187
Safran S.A.	49	3,681
Sanofi	211	19,994
Schneider Electric SE	89	4,968
SCOR SE	36	1,288
Societe BIC S.A.	11	1,704
Societe Generale S.A.	82	3,648
Societe Television Francaise 1	36	504
Sodexo S.A.	18	1,487
Suez Environnement Co.	112	2,004
Technip S.A.	17	800
Teleperformance	9	681
Thales S.A.	21	1,457

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
Total S.A.(a)	632	$28,360
Unibail-Rodamco SE	9	2,324
Veolia Environnement S.A.	125	2,851
Vicat	9	561
Vinci S.A.	105	6,647
Vivendi S.A.	303	7,147

Total France		225,442
Germany – 7.6%
adidas AG	19	1,527
Allianz SE Registered Shares	96	15,029
Aurelius AG	17	789
Axel Springer SE	28	1,560
BASF SE	146	11,134
Bayer AG Registered Shares	74	9,454
Bayerische Motoren Werke AG	61	5,394
Bechtle AG	9	809
Beiersdorf AG	26	2,298
Bertrandt AG	6	624
Brenntag AG	18	968
Carl Zeiss Meditec AG Bearer Shares	30	837
Celesio AG	44	1,233
Comdirect Bank AG	292	3,308
Continental AG	11	2,334
CTS Eventim AG & Co. KGaA	27	998
Daimler AG Registered Shares	131	9,483
Deutsche Bank AG Registered Shares	137	3,681
Deutsche Boerse AG	32	2,751
Deutsche Post AG Registered Shares	189	5,227
Deutsche Telekom AG Registered Shares	754	13,370
Deutsche Wohnen AG Bearer Shares	49	1,306
DMG MORI AG Bearer Shares	17	651
Drillisch AG	26	1,379
Duerr AG	7	491
E.ON SE	379	3,248
Evonik Industries AG	72	2,404
Fielmann AG	37	2,528
Fraport AG Frankfurt Airport Services Worldwide	19	1,170
Freenet AG	55	1,813
GEA Group AG	25	950
Gerresheimer AG	10	728
Hamburger Hafen und Logistik AG	47	764
Hannover Rueck SE	26	2,657
Henkel AG & Co. KGaA	34	2,996
Hugo Boss AG	13	1,457
Infineon Technologies AG	136	1,526
K+S AG Registered Shares	24	802
Krones AG	9	945
KUKA AG(a)	7	535
LEG Immobilien AG*	15	1,236
MAN SE	46	4,681
Merck KGaA	30	2,649
METRO AG	47	1,295
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	33	6,142
Investments	Shares	Value
OSRAM Licht AG	13	$671
ProSiebenSat.1 Media SE	49	2,398
Rhoen Klinikum AG	52	1,469
RWE AG	117	1,326
SAP SE	112	7,245
Siemens AG Registered Shares	158	14,099
Software AG	23	670
Suedzucker AG	38	689
Talanx AG	65	1,942
Telefonica Deutschland Holding AG	871	5,309
Wacker Chemie AG	6	455
Wincor Nixdorf AG	16	627
Wirecard AG	16	763

Total Germany		174,824
Hong Kong – 2.5%
AIA Group Ltd.	1,000	5,168
Bank of East Asia Ltd. (The)	1,200	4,026
BOC Hong Kong Holdings Ltd.	2,000	5,871
CLP Holdings Ltd.	500	4,268
Dah Sing Banking Group Ltd.	1,200	2,202
Galaxy Entertainment Group Ltd.	1,000	2,542
Hang Seng Bank Ltd.	400	7,184
Hong Kong & China Gas Co., Ltd.	1,000	1,874
Hong Kong Exchanges and Clearing Ltd.	100	2,281
MTR Corp., Ltd.	1,000	4,335
New World Development Co., Ltd.	2,000	1,935
Power Assets Holdings Ltd.	500	4,716
Sino Land Co., Ltd.	2,000	3,030
SJM Holdings Ltd.	3,000	2,121
Techtronic Industries Co., Ltd.	500	1,845
Wharf Holdings Ltd. (The)	1,000	5,613

Total Hong Kong		59,011
Ireland – 0.2%
Grafton Group PLC	51	516
Green REIT PLC	613	1,014
Greencore Group PLC	130	538
IFG Group PLC	749	1,622
Paddy Power PLC	16	1,843

Total Ireland		5,533
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	1,820	3,478
Delek Automotive Systems Ltd.	86	805
First International Bank of Israel Ltd.	47	584
Frutarom Industries Ltd.	15	567
Harel Insurance Investments & Financial Services Ltd.	143	593
Migdal Insurance & Financial Holding Ltd.	799	725
Mizrahi Tefahot Bank Ltd.	55	650
NICE-Systems Ltd.	11	600
Osem Investments Ltd.	53	1,023
Teva Pharmaceutical Industries Ltd.	111	6,349

Total Israel		15,374

See Notes to Financial Statements.

64	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
Italy – 3.3%
A2A SpA	669	$829
ACEA SpA	81	1,092
Anima Holding SpA(b)	71	619
Ansaldo STS SpA	76	804
Ascopiave SpA	488	1,122
Assicurazioni Generali SpA	252	4,602
Atlantia SpA	178	4,965
Azimut Holding SpA	21	450
Banca Generali SpA	28	788
Banca Popolare di Milano Scarl	594	585
Davide Campari-Milano SpA	82	652
De’ Longhi	27	662
DiaSorin SpA	16	699
Enel Green Power SpA	489	923
Enel SpA	1,490	6,633
Eni SpA	1,227	19,243
ERG SpA	68	949
FinecoBank Banca Fineco SpA	181	1,200
Hera SpA	575	1,490
Intesa Sanpaolo SpA	1,642	5,785
Iren SpA	468	762
Luxottica Group SpA	65	4,498
MARR SpA	42	796
Mediolanum SpA	104	742
Parmalat SpA	406	1,046
Recordati SpA	54	1,244
Snam SpA	1,046	5,364
Terna Rete Elettrica Nazionale SpA	564	2,736
UniCredit SpA	431	2,680
UnipolSai SpA	819	1,778

Total Italy		75,738
Japan – 13.7%
Amada Holdings Co., Ltd.	100	758
Astellas Pharma, Inc.	100	1,290
Bridgestone Corp.	200	6,890
Brother Industries Ltd.	400	4,789
Canon, Inc.	300	8,652
Dai-ichi Life Insurance Co., Ltd. (The)	200	3,162
Daicel Corp.	100	1,221
Daihatsu Motor Co., Ltd.	100	1,153
Fuji Heavy Industries Ltd.	100	3,576
Fujitsu Ltd.	1,000	4,329
Hino Motors Ltd.	500	5,064
Hitachi Chemical Co., Ltd.	100	1,370
Hitachi Construction Machinery Co., Ltd.	300	4,000
Honda Motor Co., Ltd.	400	11,820
Hulic Co., Ltd.	400	3,597
Idemitsu Kosan Co., Ltd.	100	1,525
Iida Group Holdings Co., Ltd.	100	1,556
Isuzu Motors Ltd.	400	3,991
ITOCHU Corp.	600	6,300
Japan Tobacco, Inc.	200	6,170
Investments	Shares	Value
JFE Holdings, Inc.	300	$3,914
JSR Corp.	100	1,434
JTEKT Corp.	100	1,389
JX Holdings, Inc.	1,400	5,037
Kawasaki Kisen Kaisha Ltd.	2,000	4,375
KDDI Corp.	300	6,681
Kobe Steel Ltd.	3,000	3,231
Komatsu Ltd.	200	2,927
Konica Minolta, Inc.	100	1,047
Kuraray Co., Ltd.	300	3,722
LIXIL Group Corp.	200	4,041
Marubeni Corp.	500	2,437
Mitsubishi Chemical Holdings Corp.	600	3,113
Mitsubishi Corp.	200	3,262
Mitsubishi Materials Corp.	1,000	3,023
Mitsubishi Motors Corp.	600	4,569
Mitsubishi UFJ Financial Group, Inc.	1,400	8,374
Mitsui & Co., Ltd.	700	7,835
Mitsui OSK Lines Ltd.	1,000	2,388
Mizuho Financial Group, Inc.	3,800	7,072
Nikon Corp.	300	3,612
Nippon Steel & Sumitomo Metal Corp.	200	3,621
Nippon Telegraph & Telephone Corp.	200	6,977
Nippon Yusen K.K.	1,000	2,305
Nissan Motor Co., Ltd.	900	8,221
Nomura Holdings, Inc.	600	3,447
Nomura Real Estate Holdings, Inc.	200	4,001
NSK Ltd.	200	1,925
NTT DOCOMO, Inc.	600	9,985
Oji Holdings Corp.	1,000	4,275
Panasonic Corp.	200	2,010
Resona Holdings, Inc.	900	4,556
Ricoh Co., Ltd.	500	5,029
SBI Holdings, Inc.	100	1,120
Sega Sammy Holdings, Inc.	300	2,916
Seiko Epson Corp.	100	1,409
Sekisui House Ltd.	100	1,557
Shin-Etsu Chemical Co., Ltd.	100	5,106
Sojitz Corp.	1,200	2,224
Sumitomo Chemical Co., Ltd.	1,000	5,027
Sumitomo Corp.	900	8,657
Sumitomo Mitsui Financial Group, Inc.	200	7,535
Sumitomo Mitsui Trust Holdings, Inc.	2,000	7,304
Sumitomo Rubber Industries Ltd.	300	4,148
Suzuki Motor Corp.	100	3,058
T&D Holdings, Inc.	100	1,173
Takeda Pharmaceutical Co., Ltd.	100	4,373
Toyota Motor Corp.	400	23,282
Toyota Tsusho Corp.	200	4,197
Yahoo Japan Corp.	600	2,274
Yamaha Corp.	100	2,203
Yamaha Motor Co., Ltd.	200	3,993
Yokohama Rubber Co., Ltd. (The)	200	3,509

Total Japan		316,113

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
Netherlands – 1.3%
Aalberts Industries N.V.	20	$591
Aegon N.V.	265	1,519
Akzo Nobel N.V.	25	1,618
Arcadis N.V.	23	539
ASM International N.V.	17	549
BE Semiconductor Industries N.V.	24	371
BinckBank N.V.	64	526
Boskalis Westminster	19	829
Brunel International N.V.	32	541
Corbion N.V.	32	732
Euronext N.V.(b)	20	851
Gemalto N.V.	7	453
Heineken N.V.	56	4,516
IMCD Group N.V.	17	585
Koninklijke Ahold N.V.	137	2,663
Koninklijke DSM N.V.	24	1,104
Koninklijke KPN N.V.	590	2,202
Koninklijke Philips N.V.	141	3,312
Koninklijke Vopak N.V.	17	677
NN Group N.V.	45	1,287
Randstad Holding N.V.	26	1,544
TNT Express N.V.	74	563
USG People N.V.	44	599
Wessanen	105	1,108
Wolters Kluwer N.V.	50	1,535

Total Netherlands		30,814
New Zealand – 0.5%
Contact Energy Ltd.	350	1,108
Ebos Group Ltd.	92	733
Freightways Ltd.	162	575
Genesis Energy Ltd.	639	748
Kiwi Property Group Ltd.	806	663
Mainfreight Ltd.	73	708
Meridian Energy Ltd.	737	990
Metlifecare Ltd.	199	538
Mighty River Power Ltd.	780	1,255
Port of Tauranga Ltd.	113	1,229
Spark New Zealand Ltd.	1,033	1,969
TrustPower Ltd.	292	1,386
Z Energy Ltd.	169	717

Total New Zealand		12,619
Norway – 1.4%
Atea ASA*	82	752
Austevoll Seafood ASA	122	758
DNB ASA	227	2,946
Entra ASA(b)	123	991
Gjensidige Forsikring ASA	130	1,747
Kongsberg Gruppen ASA	39	563
Leroy Seafood Group ASA	19	682
Marine Harvest ASA*	99	1,258
Norsk Hydro ASA	207	688
Orkla ASA	242	1,790
Investments	Shares	Value
Salmar ASA	61	$962
SpareBank 1 SR-Bank ASA	97	482
Statoil ASA	791	11,508
Telenor ASA	199	3,707
TGS Nopec Geophysical Co. ASA	29	535
Yara International ASA	49	1,950

Total Norway		31,319
Portugal – 0.3%
CTT-Correios de Portugal S.A.	60	668
EDP-Energias de Portugal S.A.	1,011	3,691
Galp Energia, SGPS, S.A.	123	1,208
Jeronimo Martins, SGPS, S.A.	71	955
REN – Redes Energeticas Nacionais, SGPS, S.A.	220	658
Sonae, SGPS, S.A.	466	572

Total Portugal		7,752
Singapore – 2.0%
Asian Pay Television Trust	1,100	607
CapitaLand Ltd.	600	1,131
Chip Eng Seng Corp., Ltd.	1,100	472
City Developments Ltd.	100	542
ComfortDelGro Corp., Ltd.	500	1,009
CWT Ltd.	400	557
DBS Group Holdings Ltd.	400	4,560
Great Eastern Holdings Ltd.	100	1,498
Hutchison Port Holdings Trust	1,300	715
Jardine Cycle & Carriage Ltd.	100	1,900
K1 Ventures Ltd.	4,000	532
Keppel Corp., Ltd.	500	2,384
M1 Ltd.	300	595
Olam International Ltd.	700	994
OSIM International Ltd.	600	686
OUE Ltd.	700	884
Oversea-Chinese Banking Corp., Ltd.	600	3,709
Pacc Offshore Services Holdings Ltd.	2,400	540
Pacific Radiance Ltd.	1,600	354
Rotary Engineering Ltd.	1,800	430
Sembcorp Industries Ltd.	1,100	2,677
Sembcorp Marine Ltd.	1,400	2,255
SIA Engineering Co., Ltd.	200	518
Singapore Airlines Ltd.	200	1,505
Singapore Exchange Ltd.	600	2,966
Singapore Technologies Engineering Ltd.	600	1,257
Singapore Telecommunications Ltd.	2,100	5,317
StarHub Ltd.	200	487
United Engineers Ltd.	400	540
United Overseas Bank Ltd.	300	3,914

Total Singapore		45,535
Spain – 4.7%
Amadeus IT Holding S.A. Class A	47	2,005
Atresmedia Corp. de Medios de Comunicaion S.A.	40	508
Banco Bilbao Vizcaya Argentaria S.A.	1,086	9,189
Banco Popular Espanol S.A.	131	477
Banco Santander S.A.	5,250	27,801

See Notes to Financial Statements.

66	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
Bankinter S.A.(a)	102	$748
Bolsas y Mercados Espanoles SHMSF S.A.	27	910
CaixaBank S.A.	1,089	4,189
Cia de Distribucion Integral Logista Holdings S.A.	57	1,073
Distribuidora Internacional de Alimentacion S.A.*	82	495
Ebro Foods S.A.	63	1,234
Enagas S.A.	80	2,288
Endesa S.A.	140	2,944
Ferrovial S.A.	160	3,811
Gas Natural SDG S.A.	229	4,455
Grifols S.A.	16	659
Grupo Catalana Occidente S.A.	27	774
Iberdrola S.A.	939	6,233
Industria de Diseno Textil S.A.	299	9,989
Mapfre S.A.	366	954
Mediaset Espana Comunicacion S.A.	47	512
Red Electrica Corp. S.A.	35	2,897
Repsol S.A.	330	3,835
Tecnicas Reunidas S.A.	22	971
Telefonica S.A.	1,347	16,284
Viscofan S.A.	15	902
Zardoya Otis S.A.	135	1,456

Total Spain		107,593
Sweden – 3.5%
AAK AB	10	647
AF AB Class B	49	676
Atlas Copco AB Class A	147	3,525
Atrium Ljungberg AB Class B	64	966
Avanza Bank Holding AB	17	696
Axfood AB	71	1,168
Betsson AB*	42	705
Clas Ohlson AB Class B	57	870
Com Hem Holding AB	70	584
Electrolux AB Series B	31	872
Fabege AB	60	878
Hennes & Mauritz AB Class B	254	9,258
Hexpol AB	60	669
ICA Gruppen AB	45	1,518
Indutrade AB	13	593
Investment AB Kinnevik Class B	22	627
Investment AB Latour Class B	32	1,011
Lifco AB Class B	46	1,001
Loomis AB Class B	23	601
Meda AB Class A	51	726
NetEnt AB*	20	1,110
Nordea Bank AB	973	10,812
Sandvik AB	190	1,613
Securitas AB Class B	86	1,047
Skandinaviska Enskilda Banken AB Class A	452	4,815
Skanska AB Class B	68	1,329
Svenska Cellulosa AB SCA Class B	105	2,927
Svenska Handelsbanken AB Class A	333	4,760
Swedbank AB Class A	292	6,437
Investments	Shares	Value
Swedish Match AB	29	$874
Tele2 AB Class B	133	1,292
Telefonaktiebolaget LM Ericsson Class B	537	5,263
TeliaSonera AB	1,332	7,153
Thule Group AB (The)(b)	53	607
Trelleborg AB Class B	34	537
Volvo AB Class B	247	2,359
Wallenstam AB Class B	110	902

Total Sweden		81,428
Switzerland – 8.7%
ABB Ltd. Registered Shares*	311	5,481
Actelion Ltd. Registered Shares*	7	886
Adecco S.A. Registered Shares*	26	1,896
Baloise Holding AG Registered Shares	3	343
Cie Financiere Richemont S.A. Registered Shares	45	3,486
Clariant AG Registered Shares*	31	521
Coca-Cola HBC AG*	31	656
Credit Suisse Group AG Registered Shares*	184	4,410
DKSH Holding AG*	19	1,199
EMS-Chemie Holding AG Registered Shares	4	1,641
Galenica AG Registered Shares	1	1,270
GAM Holding AG*	50	878
Geberit AG Registered Shares	5	1,523
Givaudan S.A. Registered Shares*	2	3,244
Helvetia Holding AG Registered Shares	3	1,468
Julius Baer Group Ltd.*	22	996
Kuehne + Nagel International AG Registered Shares	41	5,254
LafargeHolcim Ltd. Registered Shares*	55	2,874
Leonteq AG*	4	705
Logitech International S.A. Registered Shares	42	546
Lonza Group AG Registered Shares*	8	1,046
Nestle S.A. Registered Shares	509	38,158
Novartis AG Registered Shares	375	34,311
OC Oerlikon Corp. AG Registered Shares*	51	499
Partners Group Holding AG	5	1,690
Roche Holding AG Genusschein	127	33,404
SGS S.A. Registered Shares	2	3,480
Sonova Holding AG Registered Shares	7	898
STMicroelectronics N.V.	214	1,455
Straumann Holding AG Registered Shares	3	860
Sulzer AG Registered Shares	6	586
Swiss Life Holding AG Registered Shares*	3	668
Swiss Re AG	136	11,636
Swisscom AG Registered Shares	12	5,971
Syngenta AG Registered Shares	12	3,833
Transocean Ltd.(a)	239	3,055
UBS Group AG Registered Shares	415	7,649
Vontobel Holding AG Registered Shares	40	2,020
Zurich Insurance Group AG*	39	9,547

Total Switzerland		200,043
United Kingdom – 23.9%
A.G.BARR PLC	137	1,088
Abcam PLC	87	766

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
Aberdeen Asset Management PLC	211	$948
Admiral Group PLC	63	1,433
Aggreko PLC	31	447
Al Noor Hospitals Group PLC	43	543
Amec Foster Wheeler PLC	91	988
Amlin PLC	175	1,740
Anglo American PLC	372	3,104
Antofagasta PLC	59	447
Ashmore Group PLC(a)	150	560
Associated British Foods PLC	57	2,884
AstraZeneca PLC	296	18,748
Aviva PLC	476	3,259
Babcock International Group PLC	56	774
BAE Systems PLC	884	5,995
Barclays PLC	1,991	7,363
BBA Aviation PLC	168	681
Bellway PLC	17	640
Berkeley Group Holdings PLC	45	2,277
Betfair Group PLC	15	755
BG Group PLC	316	4,552
BHP Billiton PLC	674	10,260
Big Yellow Group PLC	74	812
Bodycote PLC	74	618
Booker Group PLC	313	877
BP PLC	6,678	33,786
Brewin Dolphin Holdings PLC	136	529
British American Tobacco PLC	491	27,095
British Land Co. PLC (The)	182	2,312
Britvic PLC	66	678
BT Group PLC	1,196	7,602
Burberry Group PLC	39	808
Cable & Wireless Communications PLC	1,141	957
Capital & Counties Properties PLC	153	1,007
Carnival PLC	21	1,089
Centrica PLC	1,407	4,885
Close Brothers Group PLC	34	769
CNH Industrial N.V.	194	1,261
Compass Group PLC	237	3,780
Countrywide PLC	71	540
Cranswick PLC	39	943
Croda International PLC	17	698
Dechra Pharmaceuticals PLC	87	1,237
Derwent London PLC	22	1,213
Diageo PLC	429	11,505
Direct Line Insurance Group PLC	354	2,010
Domino’s Pizza Group PLC	63	847
Drax Group PLC	112	414
DS Smith PLC	137	817
Dunelm Group PLC	85	1,159
easyJet PLC	93	2,503
Electrocomponents PLC	265	719
Essentra PLC	40	476
esure Group PLC	160	601
Foxtons Group PLC	174	625
Investments	Shares	Value
Genus PLC	31	$667
GlaxoSmithKline PLC	1,737	33,310
Greggs PLC	53	871
Halfords Group PLC	75	525
Halma PLC	133	1,454
Hammerson PLC	138	1,303
Hargreaves Lansdown PLC	68	1,243
Hays PLC	385	894
Hikma Pharmaceuticals PLC	20	691
HomeServe PLC	185	1,137
Howden Joinery Group PLC	127	936
HSBC Holdings PLC	5,257	39,712
Hunting PLC	74	449
ICAP PLC	144	997
IG Group Holdings PLC	123	1,434
IMI PLC	37	532
Imperial Tobacco Group PLC	267	13,803
Inchcape PLC	80	871
Informa PLC	125	1,063
Inmarsat PLC	143	2,127
Intertek Group PLC	26	957
Intu Properties PLC	416	2,077
Investec PLC	69	528
ITV PLC	469	1,748
J Sainsbury PLC	435	1,720
Jardine Lloyd Thompson Group PLC	91	1,405
John Wood Group PLC	67	624
Johnson Matthey PLC	15	556
Jupiter Fund Management PLC	90	591
Kingfisher PLC	322	1,749
Ladbrokes PLC	305	442
Land Securities Group PLC	116	2,212
Legal & General Group PLC	1,349	4,865
London Stock Exchange Group PLC	20	733
Man Group PLC	263	610
Marks & Spencer Group PLC	278	2,110
Meggitt PLC	86	620
Melrose Industries PLC	162	648
Michael Page International PLC	129	926
Micro Focus International PLC	36	656
Mondi PLC	35	733
Moneysupermarket.com Group PLC	243	1,244
National Grid PLC	1,069	14,879
Old Mutual PLC	837	2,398
Pearson PLC	172	2,936
Pennon Group PLC	144	1,695
Persimmon PLC*	62	1,886
Prudential PLC	365	7,704
PZ Cussons PLC	148	651
QinetiQ Group PLC	177	605
Reckitt Benckiser Group PLC	110	9,976
Redde PLC	415	1,012
RELX N.V.	194	3,155
RELX PLC	227	3,892

See Notes to Financial Statements.

68	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2015

Investments	Shares	Value
Renishaw PLC	20	$611
Restaurant Group PLC (The)	57	583
Rexam PLC	137	1,086
Rightmove PLC	13	718
Rio Tinto PLC	360	12,051
Rolls-Royce Holdings PLC*	199	2,041
Rotork PLC	172	429
Royal Dutch Shell PLC Class A	1,289	30,342
Royal Dutch Shell PLC Class B	796	18,846
Royal Mail PLC	218	1,515
SABMiller PLC	293	16,586
Saga PLC	397	1,236
Sage Group PLC (The)	179	1,354
Savills PLC	105	1,451
Schroders PLC	35	1,487
Segro PLC	179	1,165
Severn Trent PLC	71	2,349
Sky PLC	330	5,219
Smith & Nephew PLC	97	1,694
Smiths Group PLC	104	1,583
Spectris PLC	22	564
Spirax-Sarco Engineering PLC	17	721
SSE PLC	305	6,911
St. James’s Place PLC	76	979
Stagecoach Group PLC	128	655
Standard Chartered PLC	660	6,406
Standard Life PLC	408	2,397
TalkTalk Telecom Group PLC(a)	268	1,277
Tate & Lyle PLC	126	1,122
Taylor Wimpey PLC	749	2,218
Ted Baker PLC	13	632
Telecity Group PLC	39	643
Telecom Plus PLC	39	660
Tullett Prebon PLC	109	617
Unilever N.V. CVA	283	11,338
Unilever PLC	237	9,643
United Utilities Group PLC	180	2,522
Vedanta Resources PLC	183	1,179
Victrex PLC	28	752
Vodafone Group PLC	7,573	23,912
Weir Group PLC (The)	23	408
WH Smith PLC	68	1,611
Whitbread PLC	19	1,343
William Hill PLC	125	664
WM Morrison Supermarkets PLC	892	2,244
WS Atkins PLC	47	988

Total United Kingdom		552,738
TOTAL COMMON STOCKS (Cost: $2,481,586)		2,289,372
RIGHTS – 0.0%
China – 0.0%
Fosun International Ltd., expiring 10/19/15*	112	0
Investments	Shares	Value
Spain – 0.0%
Banco Popular Espanol S.A., expiring 10/1/15*	131	$3
TOTAL RIGHTS (Cost: $3)		3
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $34,515)(d)	34,515	34,515
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $2,516,104)		2,323,890
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.6)%		(15,004)

NET ASSETS – 100.0%		$2,308,886
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)	At September 30, 2015, the total market value of the Fund’s securities on loan was $32,827 and the total market value of the collateral held by the Fund was $34,515.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	69

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 6.5%
Brambles Ltd.	266,753	$1,824,568
carsales.com Ltd.(a)	92,995	638,037
CSL Ltd.	58,754	3,680,393
Domino’s Pizza Enterprises Ltd.	11,232	317,400
Incitec Pivot Ltd.	450,718	1,234,415
JB Hi-Fi Ltd.(a)	34,479	462,466
M2 Group Ltd.	51,951	346,220
Platinum Asset Management Ltd.	252,949	1,202,579
Ramsay Health Care Ltd.	28,946	1,188,539
REA Group Ltd.(a)	19,635	611,114
Seek Ltd.(a)	68,228	574,958
Telstra Corp., Ltd.	4,739,947	18,673,606
TPG Telecom Ltd.	71,559	545,740

Total Australia		31,300,035
Belgium – 0.1%
Melexis N.V.	8,065	372,166
China – 2.3%
China Everbright International Ltd.	278,000	388,122
China Overseas Land & Investment Ltd.	1,418,000	4,281,418
China South City Holdings Ltd.(a)	2,656,000	647,717
CITIC Telecom International Holdings Ltd.(a)	701,000	239,695
CSPC Pharmaceutical Group Ltd.	804,000	704,403
Fosun International Ltd.(a)	545,000	935,284
Guangdong Investment Ltd.	1,460,000	2,170,205
Guotai Junan International Holdings Ltd.(a)	326,000	92,121
Lenovo Group Ltd.	1,600,000	1,348,120

Total China		10,807,085
Denmark – 4.4%
Chr Hansen Holding A/S	15,734	878,133
Coloplast A/S Class B	44,485	3,146,382
Novo Nordisk A/S Class B	270,003	14,471,264
Novozymes A/S Class B	23,505	1,023,096
Pandora A/S	11,690	1,362,587

Total Denmark		20,881,462
Finland – 1.7%
Caverion Corp.	47,132	470,343
Kone Oyj Class B	128,416	4,873,707
Konecranes Oyj(a)	25,624	639,558
Uponor Oyj	29,461	382,462
Wartsila Oyj Abp	44,891	1,777,386

Total Finland		8,143,456
France – 6.5%
Bureau Veritas S.A.	81,680	1,717,286
Cie Generale des Etablissements Michelin	31,197	2,835,341
Dassault Systemes	12,655	932,325
Essilor International S.A.	16,553	2,012,176
Gaztransport Et Technigaz S.A.	14,589	756,111
Hermes International	5,887	2,135,692
Ingenico Group	5,889	708,633
L’Oreal S.A.	65,447	11,327,207
Investments	Shares	Value
SEB S.A.	6,830	$628,293
Societe BIC S.A.	8,016	1,241,962
Societe Television Francaise 1	28,704	402,112
Sodexo S.A.	21,141	1,746,299
Tarkett S.A.	16,714	389,931
Teleperformance	8,575	648,492
Thales S.A.	33,969	2,357,355
Valeo S.A.	7,842	1,057,001
Zodiac Aerospace	19,722	451,191

Total France		31,347,407
Germany – 6.9%
Axel Springer SE	29,671	1,653,363
Brenntag AG	27,769	1,492,977
Continental AG	20,811	4,416,074
Duerr AG	7,188	503,802
Evonik Industries AG	104,607	3,493,100
Fielmann AG	19,786	1,351,670
Hugo Boss AG	18,933	2,121,849
Infineon Technologies AG	129,976	1,458,836
MTU Aero Engines AG	9,736	812,803
ProSiebenSat.1 Media SE	59,115	2,892,874
Rhoen Klinikum AG	20,439	577,448
SAP SE	158,420	10,247,661
Symrise AG	13,454	807,820
United Internet AG Registered Shares	28,557	1,442,901

Total Germany		33,273,178
Hong Kong – 2.9%
Chong Hing Bank Ltd.	107,000	222,558
Hong Kong Exchanges and Clearing Ltd.	122,200	2,787,719
Power Assets Holdings Ltd.	617,000	5,819,666
Techtronic Industries Co., Ltd.	147,000	542,474
Wharf Holdings Ltd. (The)	822,000	4,613,777

Total Hong Kong		13,986,194
Indonesia – 0.0%
Bumitama Agri Ltd.	350,200	197,032
Ireland – 0.3%
Greencore Group PLC	87,964	364,021
Paddy Power PLC	10,806	1,244,818

Total Ireland		1,608,839
Israel – 1.4%
Bezeq Israeli Telecommunication Corp., Ltd.	2,491,022	4,760,036
Israel Chemicals Ltd.	413,795	2,127,540

Total Israel		6,887,576
Italy – 2.0%
De’ Longhi	29,541	723,804
Industria Macchine Automatiche SpA	10,950	488,917
Luxottica Group SpA	77,820	5,385,726
Pirelli & C. SpA	89,342	1,492,928
Recordati SpA	52,639	1,212,183
Salvatore Ferragamo SpA(a)	13,958	371,286

Total Italy		9,674,844

See Notes to Financial Statements.

70	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2015

Investments	Shares	Value
Japan – 12.3%
ABC-Mart, Inc.	8,400	$467,115
Astellas Pharma, Inc.	302,900	3,907,490
Bandai Namco Holdings, Inc.	41,800	966,777
Casio Computer Co., Ltd.(a)	28,200	509,773
Chugai Pharmaceutical Co., Ltd.	64,700	1,979,923
CyberAgent, Inc.(a)	3,200	124,511
Daikin Industries Ltd.	25,400	1,415,859
Daito Trust Construction Co., Ltd.	21,700	2,196,906
Fast Retailing Co., Ltd.(a)	4,400	1,781,455
Fuji Heavy Industries Ltd.	78,700	2,814,446
Hino Motors Ltd.(a)	117,700	1,192,085
Hoya Corp.	51,100	1,665,289
Isuzu Motors Ltd.	105,100	1,048,675
ITOCHU Corp.	356,500	3,743,153
Japan Tobacco, Inc.(a)	348,300	10,745,781
KDDI Corp.	417,400	9,294,918
Keyence Corp.	1,700	755,146
Koito Manufacturing Co., Ltd.	11,500	373,043
Kuraray Co., Ltd.	68,200	846,200
Minebea Co., Ltd.	16,000	168,463
Murata Manufacturing Co., Ltd.	16,640	2,135,489
Nexon Co., Ltd.	32,300	427,466
Nippon Paint Holdings Co., Ltd.(a)	12,600	218,934
Nitori Holdings Co., Ltd.	5,600	437,190
Nitto Denko Corp.	17,600	1,047,050
NOK Corp.	15,100	324,404
Omron Corp.	28,900	865,082
Sanrio Co., Ltd.	15,100	410,391
SCSK Corp.(a)	15,100	564,209
Shionogi & Co., Ltd.	34,700	1,238,613
Sundrug Co., Ltd.	6,100	319,860
Sysmex Corp.	10,000	524,360
Trend Micro, Inc.(a)	36,300	1,277,539
Unicharm Corp.	24,000	423,630
Yahoo Japan Corp.(a)	773,700	2,932,909

Total Japan		59,144,134
Netherlands – 2.5%
Aalberts Industries N.V.	10,265	303,187
ASML Holding N.V.	26,429	2,305,826
Euronext N.V.(b)	15,951	678,382
Heineken N.V.	70,132	5,655,295
Koninklijke Ahold N.V.	163,597	3,179,328

Total Netherlands		12,122,018
New Zealand – 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	141,158	641,121
Mainfreight Ltd.	21,687	210,179
Ryman Healthcare Ltd.	63,162	295,358
Spark New Zealand Ltd.	1,349,379	2,572,329

Total New Zealand		3,718,987
Norway – 1.9%
Kongsberg Gruppen ASA	34,717	500,608
Investments	Shares	Value
Telenor ASA	267,508	$4,983,238
Veidekke ASA	38,128	425,755
Wilh. Wilhelmsen ASA	39,161	168,030
Yara International ASA	76,601	3,048,774

Total Norway		9,126,405
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.	91,460	1,229,700
Singapore – 0.7%
First Resources Ltd.(a)	282,600	325,947
M1 Ltd.	531,500	1,054,104
Raffles Medical Group Ltd.	108,900	346,176
Singapore Exchange Ltd.	361,200	1,785,805

Total Singapore		3,512,032
Spain – 4.4%
Abertis Infraestructuras S.A.(a)	318,812	5,028,496
Amadeus IT Holding S.A. Class A	66,481	2,836,654
Atresmedia Corp. de Medios de Comunicaion S.A.	28,869	366,398
Distribuidora Internacional de Alimentacion S.A.*	94,587	570,463
Industria de Diseno Textil S.A.	356,499	11,910,400
Prosegur Cia de Seguridad S.A.	66,561	319,485

Total Spain		21,031,896
Sweden – 6.6%
Alfa Laval AB	95,070	1,551,807
Assa Abloy AB Class B	125,255	2,238,656
Atlas Copco AB Class A	160,975	3,859,769
Axfood AB	60,481	995,151
Boliden AB	29,767	464,230
Getinge AB Class B	20,896	464,408
Hennes & Mauritz AB Class B	318,733	11,617,515
Hexagon AB Class B	29,063	884,671
Loomis AB Class B	22,172	579,213
Modern Times Group MTG AB Class B(a)	22,832	585,565
NCC AB Class B	36,793	1,107,249
Sandvik AB	338,531	2,873,884
SKF AB Class B	95,267	1,745,851
Tele2 AB Class B	152,169	1,477,774
Trelleborg AB Class B	63,058	995,449
Wihlborgs Fastigheter AB	20,679	369,838

Total Sweden		31,811,030
Switzerland – 10.4%
ABB Ltd. Registered Shares*	464,437	8,185,043
Actelion Ltd. Registered Shares*	8,895	1,126,099
Adecco S.A. Registered Shares*	41,827	3,050,019
Cie Financiere Richemont S.A. Registered Shares	68,755	5,326,736
Geberit AG Registered Shares	7,125	2,170,825
Georg Fischer AG Registered Shares	1,179	666,664
Leonteq AG*	1,837	323,557
Partners Group Holding AG	6,662	2,251,689
Roche Holding AG Genusschein	96,293	25,327,296
Sonova Holding AG Registered Shares	8,031	1,030,690
Straumann Holding AG Registered Shares	2,447	701,844

Total Switzerland		50,160,462

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	71

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2015

Investments	Shares	Value
United Kingdom – 24.4%
Aggreko PLC	46,686	$672,525
ARM Holdings PLC	77,308	1,109,544
Ashmore Group PLC(a)	317,776	1,186,531
Ashtead Group PLC	35,141	495,037
AVEVA Group PLC	9,399	289,868
Babcock International Group PLC	88,952	1,229,503
BBA Aviation PLC	171,286	694,562
Bellway PLC	24,306	915,283
Berkeley Group Holdings PLC	54,595	2,762,106
Bodycote PLC	94,459	788,381
Booker Group PLC	312,510	875,269
Bovis Homes Group PLC	35,938	548,181
British American Tobacco PLC	447,046	24,669,043
Britvic PLC	79,022	812,155
Burberry Group PLC	63,847	1,323,023
Compass Group PLC	289,223	4,613,198
Crest Nicholson Holdings PLC	58,753	508,168
Croda International PLC	28,697	1,177,569
Daily Mail & General Trust PLC Class A Non-Voting Shares	64,901	740,757
Derwent London PLC	8,255	455,030
Drax Group PLC	100,971	373,188
Dunelm Group PLC	46,427	632,928
easyJet PLC	89,554	2,410,534
Essentra PLC	47,871	569,949
Fresnillo PLC	21,257	190,457
Galliford Try PLC	32,923	790,940
Go-Ahead Group PLC	15,898	591,441
Hargreaves Lansdown PLC	102,602	1,875,876
Hays PLC	290,235	673,958
Howden Joinery Group PLC	95,468	703,528
IMI PLC	82,459	1,184,722
Inmarsat PLC	121,934	1,813,749
Interserve PLC	54,529	474,111
ITV PLC	496,765	1,851,088
Melrose Industries PLC	297,286	1,189,729
Moneysupermarket.com Group PLC	164,029	839,805
N Brown Group PLC	79,853	370,371
Next PLC	28,502	3,285,496
Pace PLC	45,180	246,713
Reckitt Benckiser Group PLC	133,902	12,143,315
RELX N.V.	217,813	3,542,458
Renishaw PLC	13,019	397,566
Rightmove PLC	7,630	421,619
Smith & Nephew PLC	135,341	2,363,740
Taylor Wimpey PLC	1,094,918	3,242,420
Unilever N.V. CVA	383,257	15,354,118
Unilever PLC	300,668	12,233,033
Whitbread PLC	20,876	1,476,111

Total United Kingdom		117,108,696
TOTAL COMMON STOCKS (Cost: $520,285,702)		477,444,634
Investments	Shares	Value
RIGHTS – 0.0%
China – 0.0%
Fosun International Ltd., expiring 10/19/15* (Cost $0)	57,680	$0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
United States – 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $15,177,877)(d)	15,177,877	15,177,877
TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $535,463,579)		492,622,511
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.5)%		(12,067,796)

NET ASSETS – 100.0%		$480,554,715
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $14,768,279 and the total market value of the collateral held by the Fund was $15,606,006. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $428,129.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

72	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

September 30, 2015

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree International SmallCap Dividend Fund(a)
(Cost: $3,646,422)	59,829	$3,300,766
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $3,646,422)		3,300,766
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		616

NET ASSETS – 100.0%		$3,301,382
(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	73

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 10.8%
Adelaide Brighton Ltd.	56,739	$173,326
AGL Energy Ltd.	23,767	266,545
ALS Ltd.(a)	17,275	55,804
Amcor Ltd.	50,316	465,354
AMP Ltd.	111,850	436,720
ASX Ltd.	11,384	302,828
Aurizon Holdings Ltd.	75,032	263,983
Australia & New Zealand Banking Group Ltd.	136,577	2,597,276
Bank of Queensland Ltd.	25,548	208,296
Bendigo & Adelaide Bank Ltd.	34,716	241,599
BHP Billiton Ltd.	173,853	2,712,802
Brickworks Ltd.	17,165	187,201
Cabcharge Australia Ltd.(a)	36,326	76,275
Cardno Ltd.(a)	18,917	38,126
CIMIC Group Ltd.	20,527	338,755
Coca-Cola Amatil Ltd.	48,445	306,525
Commonwealth Bank of Australia	70,330	3,591,587
DuluxGroup Ltd.	32,159	120,823
Fairfax Media Ltd.	178,431	110,893
Flight Centre Travel Group Ltd.(a)	5,093	129,114
Fortescue Metals Group Ltd.(a)	190,554	243,546
Harvey Norman Holdings Ltd.(a)	31,456	85,709
Incitec Pivot Ltd.	83,808	229,531
Insurance Australia Group Ltd.(a)	149,461	508,002
IOOF Holdings Ltd.	17,691	106,221
JB Hi-Fi Ltd.	8,326	111,676
Lend Lease Group	22,473	198,060
Macquarie Group Ltd.	11,796	635,032
McMillan Shakespeare Ltd.	8,381	72,451
Mineral Resources Ltd.(a)	19,673	56,919
National Australia Bank Ltd.	132,036	2,779,815
New Hope Corp., Ltd.	41,554	51,505
Orica Ltd.(a)	21,750	229,720
Origin Energy Ltd.	37,123	159,025
Platinum Asset Management Ltd.(a)	22,630	107,588
Primary Health Care Ltd.	44,639	118,808
Programmed Maintenance Services Ltd.(a)	23,598	43,915
Rio Tinto Ltd.	24,101	822,552
SAI Global Ltd.	44,983	143,416
Santos Ltd.(a)	42,982	120,133
Seven Group Holdings Ltd.(a)	29,028	89,286
Seven West Media Ltd.	166,481	86,514
Skilled Group Ltd.	48,805	58,607
Sonic Healthcare Ltd.	18,506	237,174
Suncorp Group Ltd.	61,000	522,186
Super Retail Group Ltd.(a)	14,209	88,906
Tabcorp Holdings Ltd.	50,175	164,549
Tatts Group Ltd.	95,536	252,259
Telstra Corp., Ltd.	628,376	2,475,565
Wesfarmers Ltd.	58,836	1,620,476
Westpac Banking Corp.	156,150	3,256,794
Woodside Petroleum Ltd.	76,731	1,558,874
Investments	Shares	Value
Woolworths Ltd.(a)	64,655	$1,127,835
WorleyParsons Ltd.(a)	19,513	80,985

Total Australia		31,067,466
Austria – 0.4%
EVN AG	15,184	167,017
Oesterreichische Post AG	3,855	132,020
OMV AG	19,203	465,790
UNIQA Insurance Group AG	18,062	156,253
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,726	139,007

Total Austria		1,060,087
Belgium – 0.8%
Ageas	6,579	269,554
Bekaert S.A.(a)	4,667	122,554
bpost S.A.	9,070	214,941
Cofinimmo S.A.	1,337	140,810
Elia System Operator S.A./N.V.	2,962	143,826
EVS Broadcast Equipment S.A.	275	7,097
Exmar N.V.	9,222	85,358
KBC Groep N.V.	9,218	580,024
Proximus	20,995	723,225

Total Belgium		2,287,389
China – 3.9%
China Jinmao Holdings Group Ltd.	312,000	78,503
China Mobile Ltd.	636,000	7,533,474
China Power International Development Ltd.(a)	291,000	189,243
China Resources Power Holdings Co., Ltd.	192,000	438,005
China South City Holdings Ltd.(a)	332,000	80,965
CNOOC Ltd.	2,334,000	2,388,193
Dah Chong Hong Holdings Ltd.(a)	217,000	87,079
Shanghai Industrial Holdings Ltd.	45,000	99,290
Shenzhen Investment Ltd.	344,000	121,176
Sino-Ocean Land Holdings Ltd.	288,000	156,819
Yuexiu Property Co., Ltd.	878,000	143,878

Total China		11,316,625
Denmark – 0.2%
TDC A/S	66,689	342,962
Tryg A/S	15,911	308,542

Total Denmark		651,504
Finland – 1.7%
Elisa Oyj	12,931	436,202
Fortum Oyj	61,515	908,452
Kemira Oyj	9,367	107,905
Kesko Oyj Class B	4,663	164,793
Kone Oyj Class B(a)	15,448	586,290
Metso Oyj(a)	7,217	149,761
Neste Oyj	8,571	196,801
Nokian Renkaat Oyj(a)	6,596	212,858
Orion Oyj Class B	7,725	291,458
Ramirent Oyj	4,359	33,330
Sampo Oyj Class A	20,309	981,154
Stora Enso Oyj Class R	26,400	199,063

See Notes to Financial Statements.

74	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2015

Investments	Shares	Value
Tikkurila Oyj	5,543	$91,883
UPM-Kymmene Oyj	37,275	557,550

Total Finland		4,917,500
France – 10.2%
AXA S.A.	84,581	2,042,636
BNP Paribas S.A.	29,033	1,700,128
Bourbon S.A.(a)	7,856	98,479
Bouygues S.A.	16,472	583,415
Casino Guichard Perrachon S.A.	4,449	235,894
Cie de Saint-Gobain	21,003	907,540
CNP Assurances	33,729	467,236
Edenred	7,466	121,634
Electricite de France S.A.	117,228	2,062,940
Engie	154,258	2,486,430
Eutelsat Communications S.A.	7,435	227,401
Klepierre	9,882	446,636
Lagardere SCA	3,873	106,957
Metropole Television S.A.	9,135	174,368
Natixis S.A.	63,917	352,384
Neopost S.A.	3,474	90,276
Nexity S.A.	4,006	172,227
Orange S.A.	125,121	1,888,288
Rallye S.A.(a)	6,097	99,705
Rexel S.A.	15,188	186,151
Sanofi	45,581	4,319,184
SCOR SE	3,690	131,992
Suez Environnement Co.	28,384	507,889
Technip S.A.	4,294	202,104
Total S.A.	138,124	6,198,070
Vallourec S.A.	5,955	52,620
Veolia Environnement S.A.	18,648	425,267
Vinci S.A.	24,571	1,555,406
Vivendi S.A.	63,984	1,509,149

Total France		29,352,406
Germany – 8.3%
Allianz SE Registered Shares	16,021	2,508,152
Axel Springer SE	4,448	247,857
BASF SE	31,261	2,384,032
Bayerische Motoren Werke AG	17,015	1,504,624
Bilfinger SE(a)	3,067	113,319
Comdirect Bank AG	11,142	126,238
Daimler AG Registered Shares	36,359	2,631,984
Deutsche Boerse AG	6,664	573,002
Deutsche Post AG Registered Shares	42,581	1,177,581
Deutsche Telekom AG Registered Shares	161,963	2,871,867
Drillisch AG(a)	3,878	205,662
E.ON SE	79,751	683,422
Evonik Industries AG	15,867	529,841
Freenet AG	10,736	353,949
Hannover Rueck SE	5,839	596,638
Hugo Boss AG	2,929	328,257
K+S AG Registered Shares	5,774	192,873
MAN SE	3,826	389,323
Investments	Shares	Value
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	6,740	$1,254,547
ProSiebenSat.1 Media SE	7,894	386,304
RWE AG	28,335	321,034
Siemens AG Registered Shares	31,478	2,808,876
Suedzucker AG(a)	12,182	220,834
Talanx AG	10,902	325,652
Telefonica Deutschland Holding AG	155,198	946,062

Total Germany		23,681,930
Hong Kong – 2.3%
Bank of East Asia Ltd. (The)	41,000	137,548
BOC Hong Kong Holdings Ltd.	347,547	1,020,212
CLP Holdings Ltd.	125,500	1,071,196
Hang Lung Properties Ltd.	85,000	190,399
Hang Seng Bank Ltd.	67,018	1,203,722
Hopewell Holdings Ltd.	54,000	183,250
Hysan Development Co., Ltd.	16,000	66,477
Kowloon Development Co., Ltd.	55,000	63,019
New World Development Co., Ltd.	252,666	244,514
PCCW Ltd.	352,380	180,508
Power Assets Holdings Ltd.	89,018	839,635
Sino Land Co., Ltd.	204,000	309,025
SJM Holdings Ltd.(a)	514,000	363,445
Swire Pacific Ltd. Class B	37,500	77,129
Television Broadcasts Ltd.	32,500	108,193
Wharf Holdings Ltd. (The)	76,000	426,578

Total Hong Kong		6,484,850
Israel – 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	368,387	703,942
Delek Automotive Systems Ltd.	19,631	183,811
Gazit-Globe Ltd.	11,665	116,802
Harel Insurance Investments & Financial Services Ltd.	24,467	101,486
Israel Chemicals Ltd.	46,453	238,840
Matrix IT Ltd.	12,028	70,760
Migdal Insurance & Financial Holding Ltd.	133,664	121,305
Phoenix Holdings Ltd. (The)	7,830	20,708
Sella Capital Real Estate Ltd.	45,577	66,921
Shikun & Binui Ltd.	28,405	51,601

Total Israel		1,676,176
Italy – 3.8%
ACEA SpA	16,269	219,376
Assicurazioni Generali SpA	36,392	664,585
Atlantia SpA	36,492	1,017,947
Banca Generali SpA	5,557	156,378
Enel SpA	344,563	1,533,858
Eni SpA	268,846	4,216,394
ERG SpA	14,000	195,344
Hera SpA	84,793	219,778
MARR SpA	5,416	102,654
Mediolanum SpA(a)	15,901	113,419
Snam SpA	227,098	1,164,570
Societa Iniziative Autostradali e Servizi SpA	24,530	274,911

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2015

Investments	Shares	Value
Telecom Italia SpA RSP	256,506	$262,560
Terna Rete Elettrica Nazionale SpA	113,509	550,657
Unipol Gruppo Finanziario SpA	23,105	101,307

Total Italy		10,793,738
Japan – 3.8%
Aozora Bank Ltd.	62,000	214,320
Asahi Holdings, Inc.(a)	3,100	46,410
Benesse Holdings, Inc.(a)	2,600	69,361
Canon, Inc.	51,200	1,476,598
Daihatsu Motor Co., Ltd.(a)	14,100	162,586
Daito Trust Construction Co., Ltd.	2,200	222,728
Daiwa Securities Group, Inc.	61,000	392,032
Dynam Japan Holdings Co., Ltd.	66,400	82,250
Fuji Corp., Ltd.(a)	11,200	62,843
Idec Corp.	7,600	58,444
ITOCHU Corp.(a)	61,600	646,783
Japan Pulp & Paper Co., Ltd.(a)	25,000	67,215
JX Holdings, Inc.(a)	69,200	248,973
Marubeni Corp.(a)	65,800	320,745
Matsui Securities Co., Ltd.(a)	8,600	74,105
Max Co., Ltd.	7,000	65,754
Mitsui & Co., Ltd.(a)	70,000	783,493
Mizuho Financial Group, Inc.(a)	582,200	1,083,558
Nippon Road Co., Ltd. (The)	14,000	69,787
Nippon Valqua Industries Ltd.	25,000	60,118
NTT DOCOMO, Inc.(a)	134,700	2,241,532
Ryoden Trading Co., Ltd.(a)	9,000	59,817
Sankyo Co., Ltd.(a)	4,700	166,785
Sanoh Industrial Co., Ltd.	8,800	52,242
Shinko Plantech Co., Ltd.	7,400	59,996
Showa Shell Sekiyu K.K.(a)	15,800	124,141
Space Co., Ltd.(a)	6,700	70,936
Sumitomo Corp.(a)	46,200	444,390
Systena Corp.	7,700	70,658
Takaoka Toko Co., Ltd.(a)	5,300	60,185
Takeda Pharmaceutical Co., Ltd.(a)	25,500	1,115,046
TonenGeneral Sekiyu K.K.	19,000	183,551

Total Japan		10,857,382
Netherlands – 0.8%
Aegon N.V.	49,663	284,666
Boskalis Westminster	5,854	255,369
Delta Lloyd N.V.	12,675	106,156
Koninklijke Ahold N.V.	31,903	620,000
Koninklijke DSM N.V.	4,590	211,066
Koninklijke Philips N.V.	30,985	727,883

Total Netherlands		2,205,140
New Zealand – 0.8%
Air New Zealand Ltd.	70,653	110,958
Auckland International Airport Ltd.	88,131	275,122
Contact Energy Ltd.	43,169	136,695
Fisher & Paykel Healthcare Corp., Ltd.	47,508	215,775
Fletcher Building Ltd.	29,133	126,728
Genesis Energy Ltd.(a)	86,305	101,033
Investments	Shares	Value
Mighty River Power Ltd.	132,217	$212,717
Nuplex Industries Ltd.	22,376	55,681
Sky Network Television Ltd.(a)	37,244	110,786
SKYCITY Entertainment Group Ltd.	44,296	105,977
Spark New Zealand Ltd.	226,385	431,559
Trade Me Group Ltd.	34,555	80,904
Vector Ltd.	115,997	233,740

Total New Zealand		2,197,675
Norway – 1.7%
Aker ASA Class A	6,749	117,098
Aker Solutions ASA	15,788	54,490
Austevoll Seafood ASA	25,659	159,429
Gjensidige Forsikring ASA	30,220	406,004
Marine Harvest ASA*	25,448	323,395
Ocean Yield ASA	13,082	99,687
Orkla ASA	52,211	386,227
Salmar ASA	13,018	205,266
Statoil ASA	172,884	2,515,229
TGS Nopec Geophysical Co. ASA(a)	6,327	116,675
Yara International ASA	12,946	515,260

Total Norway		4,898,760
Portugal – 0.5%
EDP-Energias de Portugal S.A.	234,958	857,891
Galp Energia, SGPS, S.A.	31,695	311,305
Portucel S.A.	68,052	235,485

Total Portugal		1,404,681
Singapore – 2.8%
Asian Pay Television Trust	390,700	215,697
DBS Group Holdings Ltd.	47,700	543,791
Frasers Centrepoint Ltd.	109,700	114,568
Hutchison Port Holdings Trust(a)	715,423	393,483
Jardine Cycle & Carriage Ltd.	11,444	217,467
Keppel Corp., Ltd.(a)	101,100	482,072
M1 Ltd.	41,200	81,710
Olam International Ltd.	86,500	122,885
Oversea-Chinese Banking Corp., Ltd.	95,447	590,041
Pacc Offshore Services Holdings Ltd.	216,500	48,724
Religare Health Trust	85,400	57,057
SATS Ltd.	90,400	243,500
Sembcorp Industries Ltd.(a)	65,600	159,629
Sembcorp Marine Ltd.(a)	129,400	208,401
SIA Engineering Co., Ltd.(a)	65,600	169,779
Singapore Airlines Ltd.	52,400	394,317
Singapore Exchange Ltd.(a)	40,200	198,752
Singapore Post Ltd.(a)	241,400	287,765
Singapore Press Holdings Ltd.(a)	102,800	277,623
Singapore Technologies Engineering Ltd.	155,000	324,847
Singapore Telecommunications Ltd.	702,000	1,777,340
StarHub Ltd.	100,800	245,283
United Engineers Ltd.	24,800	33,488
United Overseas Bank Ltd.	36,800	480,090
Venture Corp., Ltd.	44,200	257,696

See Notes to Financial Statements.

76	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2015

Investments	Shares	Value
Wing Tai Holdings Ltd.	53,400	$62,718

Total Singapore		7,988,723
Spain – 5.8%
Abertis Infraestructuras S.A.	47,789	753,757
ACS Actividades de Construccion y Servicios S.A.	19,084	547,368
Banco Bilbao Vizcaya Argentaria S.A.	229,106	1,938,505
Banco Santander S.A.	949,554	5,028,352
Bolsas y Mercados Espanoles SHMSF S.A.(a)	7,729	260,636
CaixaBank S.A.	236,234	908,433
Enagas S.A.	13,083	374,152
Ferrovial S.A.	21,175	504,405
Gas Natural SDG S.A.	54,176	1,054,061
Mapfre S.A.	101,765	265,245
Red Electrica Corp. S.A.	6,663	551,421
Repsol S.A.	84,739	984,680
Tecnicas Reunidas S.A.	2,603	114,873
Telefonica S.A.	276,341	3,340,682

Total Spain		16,626,570
Sweden – 4.0%
Atlas Copco AB Class B	12,007	267,711
Axfood AB	13,020	214,230
Bilia AB Class A	9,149	182,717
Castellum AB	16,160	226,782
Elekta AB Class B(a)	14,759	97,929
Fabege AB	22,717	332,343
Hennes & Mauritz AB Class B	55,016	2,005,281
ICA Gruppen AB(a)	7,446	251,247
Mekonomen AB(a)	4,816	111,398
Modern Times Group MTG AB Class B(a)	2,658	68,169
Nordea Bank AB	166,636	1,851,721
Peab AB	43,086	298,215
Sandvik AB	45,505	386,305
Skanska AB Class B	20,759	405,673
SKF AB Class B	12,180	223,209
Svenska Handelsbanken AB Class A	51,209	732,076
Swedbank AB Class A	50,031	1,102,978
Swedish Match AB	4,634	139,621
Tele2 AB Class B	14,306	138,931
Telefonaktiebolaget LM Ericsson Class B	116,084	1,137,719
TeliaSonera AB	250,696	1,346,284

Total Sweden		11,520,539
Switzerland – 9.5%
ABB Ltd. Registered Shares*	77,114	1,359,025
Baloise Holding AG Registered Shares	2,646	302,485
BKW AG	2,413	91,867
Givaudan S.A. Registered Shares*	248	402,293
Kuehne + Nagel International AG Registered Shares	6,148	787,770
Nestle S.A. Registered Shares	107,119	8,030,362
Novartis AG Registered Shares	82,489	7,547,351
Partners Group Holding AG	464	156,827
Roche Holding AG Bearer Shares	4,417	1,160,644
SGS S.A. Registered Shares	318	553,270
Investments	Shares	Value
STMicroelectronics N.V.(a)	44,703	$303,889
Sulzer AG Registered Shares(a)	1,730	169,087
Swiss Re AG	29,651	2,536,919
Swisscom AG Registered Shares	2,591	1,289,268
Transocean Ltd.(a)	57,267	732,028
Zurich Insurance Group AG*	7,921	1,939,109

Total Switzerland		27,362,194
United Kingdom – 26.8%
Aberdeen Asset Management PLC	41,769	187,594
Admiral Group PLC	10,012	227,789
Amec Foster Wheeler PLC	19,778	214,654
Amlin PLC	35,879	356,793
Anglo American PLC	76,155	635,495
Ashmore Group PLC(a)	28,983	108,218
AstraZeneca PLC	53,763	3,405,309
Aviva PLC	91,078	623,581
BAE Systems PLC	176,988	1,200,250
BBA Aviation PLC	29,149	118,199
Berendsen PLC	13,083	198,769
Berkeley Group Holdings PLC	7,587	383,846
BHP Billiton PLC	124,953	1,902,189
BP PLC	1,187,797	6,009,379
British American Tobacco PLC	89,023	4,912,497
British Land Co. PLC (The)	25,670	326,039
Cable & Wireless Communications PLC	212,463	178,293
Carillion PLC(a)	37,403	170,932
Centrica PLC	266,573	925,490
Cobham PLC	26,194	113,358
Dairy Crest Group PLC	12,515	115,354
De La Rue PLC	10,528	76,826
Debenhams PLC	109,213	130,690
Devro PLC	8,726	38,992
Diageo PLC	71,501	1,917,560
Direct Line Insurance Group PLC	53,072	301,385
DS Smith PLC	15,787	94,195
easyJet PLC	8,614	231,864
Electrocomponents PLC	33,896	91,957
Evraz PLC*	61,116	67,488
G4S PLC	62,819	219,523
GlaxoSmithKline PLC	301,564	5,783,013
Greene King PLC	14,129	170,252
Halfords Group PLC	22,898	160,174
HSBC Holdings PLC	798,006	6,028,183
ICAP PLC	43,199	299,172
IG Group Holdings PLC	16,523	192,592
Imperial Tobacco Group PLC	50,126	2,591,435
Infinis Energy PLC	21,934	44,687
Inmarsat PLC	15,380	228,775
Interserve PLC	19,114	166,190
Intu Properties PLC	23,027	114,965
Investec PLC	37,551	287,530
J Sainsbury PLC(a)	108,762	429,990
Kier Group PLC	11,186	228,744

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	77

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2015

Investments	Shares	Value
Kingfisher PLC	40,886	$222,088
Ladbrokes PLC	69,845	101,248
Laird PLC	31,954	182,235
Legal & General Group PLC	240,824	868,561
Man Group PLC	76,693	177,974
Marks & Spencer Group PLC	67,655	513,427
Marston’s PLC	39,842	90,466
Meggitt PLC	13,547	97,718
Melrose Industries PLC	30,700	122,861
Moneysupermarket.com Group PLC	19,870	101,732
N Brown Group PLC	12,466	57,819
National Grid PLC	204,509	2,846,568
Next PLC	2,407	277,461
Old Mutual PLC	187,806	537,950
Pearson PLC	39,083	667,195
Pennon Group PLC	20,183	237,546
Persimmon PLC*	16,578	504,239
Premier Farnell PLC	43,121	68,420
RELX N.V.	44,367	721,574
Rexam PLC	28,264	224,126
Rio Tinto PLC	65,712	2,199,773
Royal Dutch Shell PLC Class A	233,740	5,502,056
Royal Mail PLC	25,892	179,941
SABMiller PLC	49,786	2,818,196
Segro PLC	44,548	289,823
Severn Trent PLC	12,074	399,434
Sky PLC	57,519	909,605
Smiths Group PLC	12,643	192,467
Soco International PLC	31,048	74,190
SSE PLC	58,020	1,314,771
Standard Chartered PLC	92,771	900,483
Standard Life PLC	68,071	399,863
TalkTalk Telecom Group PLC(a)	37,915	180,623
Tate & Lyle PLC	26,503	236,055
Taylor Wimpey PLC	148,578	439,989
Unilever N.V. CVA	57,949	2,321,564
Unilever PLC	44,397	1,806,344
United Utilities Group PLC	37,665	527,741
Vedanta Resources PLC(a)	33,468	215,558
Vodafone Group PLC	1,372,976	4,335,166
William Hill PLC	31,908	169,551
WM Morrison Supermarkets PLC	178,834	449,946

Total United Kingdom		76,694,557
TOTAL COMMON STOCKS (Cost: $316,831,412)		285,045,892
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $76,637)	1,624	68,987
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.1%
United States – 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $17,297,275)(d)	17,297,275	$17,297,275
TOTAL INVESTMENTS IN SECURITIES – 105.6% (Cost: $334,205,324)		302,412,154
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.6)%		(16,025,852)

NET ASSETS – 100.0%		$286,386,302
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $16,735,713 and the total market value of the collateral held by the Fund was $17,666,084. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $368,809.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

78	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.3%
AMP Ltd.	129,586	$505,970
Australia & New Zealand Banking Group Ltd.	149,174	2,836,832
BHP Billiton Ltd.	179,180	2,795,924
Brambles Ltd.	53,966	369,123
Commonwealth Bank of Australia	79,893	4,079,946
CSL Ltd.	10,287	644,385
Macquarie Group Ltd.	15,157	815,969
National Australia Bank Ltd.	145,722	3,067,952
QBE Insurance Group Ltd.	36,581	331,131
Rio Tinto Ltd.	22,237	758,935
Telstra Corp., Ltd.	688,299	2,711,639
Wesfarmers Ltd.	56,876	1,566,493
Westpac Banking Corp.	173,293	3,614,343
Woodside Petroleum Ltd.	78,399	1,592,762
Woolworths Ltd.(a)	67,558	1,178,475

Total Australia		26,869,879
Belgium – 1.5%
Anheuser-Busch InBev N.V.	51,810	5,489,498
China – 3.3%
China Mobile Ltd.	679,986	8,054,492
China Overseas Land & Investment Ltd.	244,000	736,718
China Unicom Hong Kong Ltd.	621,522	786,721
CNOOC Ltd.	2,495,529	2,553,473

Total China		12,131,404
Denmark – 1.1%
AP Moeller – Maersk A/S Class B	300	461,003
Coloplast A/S Class B	7,627	539,451
Danske Bank A/S	30,793	928,409
Novo Nordisk A/S Class B	40,042	2,146,118

Total Denmark		4,074,981
Finland – 1.0%
Fortum Oyj	66,111	976,326
Kone Oyj Class B	21,441	813,739
Nokia Oyj	76,840	523,642
Sampo Oyj Class A	26,404	1,275,611

Total Finland		3,589,318
France – 11.3%
Air Liquide S.A.	9,177	1,082,260
Airbus Group SE	17,453	1,030,787
AXA S.A.	94,461	2,281,239
BNP Paribas S.A.	31,234	1,829,015
Carrefour S.A.	19,023	561,438
Christian Dior SE	3,342	623,181
Cie de Saint-Gobain	19,160	827,904
Cie Generale des Etablissements Michelin	5,419	492,506
Credit Agricole S.A.	66,220	758,030
Danone S.A.	17,433	1,097,909
Electricite de France S.A.	119,509	2,103,080
Engie	148,239	2,389,412
Essilor International S.A.	3,399	413,181
Investments	Shares	Value
Kering	3,451	$562,418
L’Oreal S.A.	10,061	1,741,302
Legrand S.A.	7,816	413,852
LVMH Moet Hennessy Louis Vuitton SE	11,084	1,883,096
Natixis S.A.	109,238	602,246
Orange S.A.	126,899	1,915,121
Pernod Ricard S.A.	4,813	484,493
Publicis Groupe S.A.	5,547	377,578
Renault S.A.	6,807	486,292
Safran S.A.	10,493	788,272
Sanofi	45,481	4,309,708
Schneider Electric SE	19,230	1,073,489
Societe Generale S.A.	21,304	947,656
Sodexo S.A.	4,622	381,789
Total S.A.(a)	138,102	6,197,083
Unibail-Rodamco SE	2,712	700,207
Vinci S.A.	22,569	1,428,674
Vivendi S.A.	66,739	1,574,130

Total France		41,357,348
Germany – 8.2%
adidas AG	5,837	469,185
Allianz SE Registered Shares	20,542	3,215,932
BASF SE	34,829	2,656,135
Bayer AG Registered Shares	16,425	2,098,372
Bayerische Motoren Werke AG	19,241	1,701,468
Continental AG	3,850	816,966
Daimler AG Registered Shares	34,882	2,525,066
Deutsche Bank AG Registered Shares	34,602	929,691
Deutsche Boerse AG	7,993	687,276
Deutsche Post AG Registered Shares	45,669	1,262,980
Deutsche Telekom AG Registered Shares	168,523	2,988,187
E.ON SE	88,386	757,419
Evonik Industries AG	18,120	605,074
Fresenius Medical Care AG & Co. KGaA	5,945	463,333
Linde AG	4,619	747,356
MAN SE	6,078	618,481
Merck KGaA	6,552	578,438
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	7,635	1,421,138
SAP SE	24,965	1,614,902
Siemens AG Registered Shares	33,846	3,020,180
Volkswagen AG(a)	7,125	834,696

Total Germany		30,012,275
Hong Kong – 2.6%
AIA Group Ltd.	126,600	654,232
BOC Hong Kong Holdings Ltd.	371,215	1,089,689
CLP Holdings Ltd.	113,000	964,503
Hang Lung Properties Ltd.	162,000	362,878
Hang Seng Bank Ltd.	70,895	1,273,357
Henderson Land Development Co., Ltd.	75,709	450,343
Hong Kong & China Gas Co., Ltd.	275,100	515,410
Hong Kong Exchanges and Clearing Ltd.	18,000	410,630
MTR Corp., Ltd.	195,000	845,414

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2015

Investments	Shares	Value
Power Assets Holdings Ltd.	90,500	$853,614
Sun Hung Kai Properties Ltd.	75,442	978,306
Swire Properties Ltd.	171,200	472,730
Wharf Holdings Ltd. (The)	112,000	628,641

Total Hong Kong		9,499,747
Ireland – 0.1%
CRH PLC	6,859	179,924
Israel – 0.4%
Teva Pharmaceutical Industries Ltd.	23,661	1,353,384
Italy – 3.1%
Assicurazioni Generali SpA	47,405	865,703
Atlantia SpA	35,111	979,424
Enel SpA	332,745	1,481,249
Eni SpA	267,788	4,199,801
Intesa Sanpaolo SpA	341,378	1,202,635
Luxottica Group SpA	13,546	937,485
Snam SpA	215,977	1,107,541
UniCredit SpA	106,190	660,237

Total Italy		11,434,075
Japan – 11.0%
Astellas Pharma, Inc.	52,300	674,684
Bridgestone Corp.	24,700	850,935
Canon, Inc.	60,900	1,756,345
Dai-ichi Life Insurance Co., Ltd. (The)(a)	19,500	308,298
Daiwa Securities Group, Inc.	65,000	417,739
Denso Corp.(a)	19,000	798,931
East Japan Railway Co.	6,300	528,923
Eisai Co., Ltd.	6,200	363,929
FANUC Corp.	6,700	1,024,594
Fast Retailing Co., Ltd.(a)	1,000	404,876
Fuji Heavy Industries Ltd.	15,400	550,730
Hitachi Ltd.	96,000	481,663
Honda Motor Co., Ltd.(a)	42,800	1,264,720
Hoya Corp.	12,300	400,842
ITOCHU Corp.(a)	55,800	585,885
Japan Tobacco, Inc.	54,009	1,666,290
Kao Corp.	11,100	500,758
KDDI Corp.	63,500	1,414,057
Komatsu Ltd.(a)	27,900	408,256
Kubota Corp.(a)	25,000	341,398
Kyocera Corp.	10,600	483,246
Mitsubishi Corp.(a)	50,400	822,080
Mitsubishi Electric Corp.	46,000	418,653
Mitsubishi Heavy Industries Ltd.(a)	65,000	288,949
Mitsubishi UFJ Financial Group, Inc.	299,400	1,790,925
Mitsui & Co., Ltd.(a)	77,200	864,081
Mizuho Financial Group, Inc.(a)	717,298	1,334,995
MS&AD Insurance Group Holdings, Inc.	16,500	439,899
Murata Manufacturing Co., Ltd.	3,400	436,338
Nippon Steel & Sumitomo Metal Corp.(a)	22,100	400,149
Nippon Telegraph & Telephone Corp.	55,300	1,929,140
Nissan Motor Co., Ltd.(a)	135,600	1,238,646
Investments	Shares	Value
Nomura Holdings, Inc.(a)	101,400	$582,585
NTT DOCOMO, Inc.(a)	141,600	2,356,355
Panasonic Corp.(a)	37,700	378,841
Seven & I Holdings Co., Ltd.	16,300	740,928
Shin-Etsu Chemical Co., Ltd.	9,500	485,054
SoftBank Group Corp.(a)	7,600	347,557
Sumitomo Corp.(a)	53,700	516,532
Sumitomo Mitsui Financial Group, Inc.(a)	36,800	1,386,395
Sumitomo Mitsui Trust Holdings, Inc.(a)	113,000	412,693
Takeda Pharmaceutical Co., Ltd.(a)	29,200	1,276,837
Tokio Marine Holdings, Inc.	18,900	700,988
Toyota Motor Corp.	92,400	5,378,202
Yahoo Japan Corp.(a)	133,200	504,929

Total Japan		40,258,850
Netherlands – 1.0%
Aegon N.V.	75,230	431,214
Akzo Nobel N.V.	7,723	499,920
ASML Holding N.V.(a)	5,182	452,109
Heineken N.V.	11,117	896,451
Koninklijke Ahold N.V.	29,989	582,804
Koninklijke Philips N.V.	37,778	887,461

Total Netherlands		3,749,959
Norway – 1.2%
DNB ASA	52,170	677,048
Statoil ASA	179,044	2,604,849
Telenor ASA	41,438	771,922
Yara International ASA	5,594	222,645

Total Norway		4,276,464
Portugal – 0.2%
EDP-Energias de Portugal S.A.	224,898	821,159
Singapore – 1.2%
DBS Group Holdings Ltd.	67,800	772,936
Oversea-Chinese Banking Corp., Ltd.(a)	127,255	786,674
Singapore Telecommunications Ltd.	732,900	1,855,573
United Overseas Bank Ltd.	50,800	662,733
Wilmar International Ltd.	136,800	247,258

Total Singapore		4,325,174
Spain – 5.4%
Abertis Infraestructuras S.A.	43,507	686,219
Amadeus IT Holding S.A. Class A	13,561	578,629
Banco Bilbao Vizcaya Argentaria S.A.	228,366	1,932,244
Banco Santander S.A.	1,066,296	5,646,558
CaixaBank S.A.	221,672	852,436
Endesa S.A.	27,415	576,541
Ferrovial S.A.	35,633	848,805
Gas Natural SDG S.A.	43,258	841,638
Iberdrola S.A.	174,498	1,158,376
Industria de Diseno Textil S.A.	59,047	1,972,722
Repsol S.A.	81,693	949,286
Telefonica S.A.	292,612	3,537,381

Total Spain		19,580,835

See Notes to Financial Statements.

80	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2015

Investments	Shares	Value
Sweden – 3.4%
Assa Abloy AB Class B	21,818	$389,949
Atlas Copco AB Class A	25,029	600,132
Hennes & Mauritz AB Class B	53,037	1,933,148
Nordea Bank AB	201,823	2,242,732
Sandvik AB	50,847	431,654
Skandinaviska Enskilda Banken AB Class A	92,673	987,276
Svenska Cellulosa AB SCA Class B(a)	16,393	456,976
Svenska Handelsbanken AB Class A	59,798	854,863
Swedbank AB Class A	59,895	1,320,439
Telefonaktiebolaget LM Ericsson Class B	132,580	1,299,393
TeliaSonera AB	274,863	1,476,065
Volvo AB Class B	48,235	460,665

Total Sweden		12,453,292
Switzerland – 10.4%
ABB Ltd. Registered Shares*	68,303	1,203,743
Adecco S.A. Registered Shares*	6,892	502,564
Cie Financiere Richemont S.A. Registered Shares	11,863	919,076
Credit Suisse Group AG Registered Shares*(a)	40,430	969,062
Givaudan S.A. Registered Shares*	410	665,080
Kuehne + Nagel International AG Registered Shares	8,080	1,035,325
LafargeHolcim Ltd. Registered Shares*	17,206	898,952
Nestle S.A. Registered Shares	110,535	8,286,449
Novartis AG Registered Shares	82,153	7,516,609
Roche Holding AG Bearer Shares	4,346	1,141,987
Roche Holding AG Genusschein	23,400	6,154,744
SGS S.A. Registered Shares	338	588,067
Swiss Re AG	29,216	2,499,701
Swisscom AG Registered Shares	2,443	1,215,624
Syngenta AG Registered Shares	2,956	944,190
UBS Group AG Registered Shares	92,117	1,697,909
Zurich Insurance Group AG*	8,150	1,995,169

Total Switzerland		38,234,251
United Kingdom – 25.8%
Anglo American PLC	94,559	789,072
Associated British Foods PLC	12,319	623,251
AstraZeneca PLC	64,016	4,054,726
Aviva PLC	115,697	792,139
BAE Systems PLC	199,156	1,350,583
Barclays PLC	427,734	1,581,872
BG Group PLC	73,738	1,062,216
BHP Billiton PLC	157,089	2,391,403
BP PLC	1,457,847	7,375,634
British American Tobacco PLC	106,266	5,864,006
BT Group PLC	267,744	1,701,752
Centrica PLC	317,781	1,103,274
Compass Group PLC	61,907	987,436
Diageo PLC	94,552	2,535,757
GlaxoSmithKline PLC	377,035	7,230,300
HSBC Holdings PLC	1,072,934	8,105,005
Imperial Tobacco Group PLC	61,081	3,157,791
Legal & General Group PLC	303,015	1,092,860
Investments	Shares	Value
National Grid PLC	241,204	$3,357,327
Next PLC	6,340	730,827
Old Mutual PLC	246,212	705,248
Pearson PLC	45,299	773,310
Prudential PLC	67,767	1,430,429
Reckitt Benckiser Group PLC	22,988	2,084,737
RELX N.V.	46,670	759,029
RELX PLC	47,843	820,362
Rio Tinto PLC	83,481	2,794,608
Rolls-Royce Holdings PLC*	52,873	542,205
Royal Dutch Shell PLC Class A	281,026	6,615,131
Royal Dutch Shell PLC Class B	176,768	4,185,078
SABMiller PLC	64,043	3,625,231
Sky PLC	74,639	1,180,340
SSE PLC	67,037	1,519,103
Standard Chartered PLC	136,993	1,329,725
Standard Life PLC	99,826	586,398
Unilever N.V. CVA	59,044	2,365,432
Unilever PLC	50,358	2,048,875
Vodafone Group PLC	1,680,579	5,306,422

Total United Kingdom		94,558,894
TOTAL COMMON STOCKS (Cost: $388,679,483)		364,250,711
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(a)(b)
(Cost: $288,219)	4,862	258,221
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
United States – 4.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $16,731,295)(d)	16,731,295	16,731,295
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $405,698,997)		381,240,227
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.1)%		(15,164,767)

NET ASSETS – 100.0%		$366,075,460
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $15,908,190 and the total market value of the collateral held by the Fund was $16,738,327. The total market value of the collateral includes non-cash U.S. Government Agencies securities collateral having a value of $7,032.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	81

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.3%
AGL Energy Ltd.	41,637	$466,956
Amcor Ltd.	63,932	591,284
Ansell Ltd.	8,550	112,579
Aristocrat Leisure Ltd.	15,556	94,057
Asciano Ltd.	24,219	142,866
ASX Ltd.	16,843	448,045
Aurizon Holdings Ltd.	126,788	446,075
Bank of Queensland Ltd.	40,804	332,680
Bendigo & Adelaide Bank Ltd.	46,761	325,424
Boral Ltd.	18,295	67,707
Caltex Australia Ltd.	11,085	243,497
Challenger Ltd.	21,065	105,621
CIMIC Group Ltd.(a)	30,472	502,876
Coca-Cola Amatil Ltd.	62,142	393,189
Cochlear Ltd.	2,920	171,161
Computershare Ltd.	26,239	195,135
Crown Resorts Ltd.	41,664	289,660
Echo Entertainment Group Ltd.	4,838	16,444
Flight Centre Travel Group Ltd.(a)	7,389	187,320
Fortescue Metals Group Ltd.(a)	295,442	377,603
Harvey Norman Holdings Ltd.	69,584	189,598
Iluka Resources Ltd.	11,123	48,507
Incitec Pivot Ltd.	92,635	253,706
Insurance Australia Group Ltd.(a)	285,655	970,910
Lend Lease Group	39,811	350,864
Orica Ltd.(a)	28,589	301,953
Origin Energy Ltd.	60,913	260,935
Platinum Asset Management Ltd.(a)	55,386	263,318
Ramsay Health Care Ltd.	5,963	244,844
REA Group Ltd.	5,532	172,176
Santos Ltd.(a)	53,382	149,200
Seek Ltd.(a)	17,471	147,228
Sonic Healthcare Ltd.	25,624	328,399
Suncorp Group Ltd.	114,340	978,800
Tabcorp Holdings Ltd.	26,604	87,248
Tatts Group Ltd.	109,992	290,430
TPG Telecom Ltd.	6,388	48,718
Treasury Wine Estates Ltd.	26,899	123,917

Total Australia		10,720,930
Austria – 1.3%
Andritz AG	4,121	185,106
Oesterreichische Post AG	4,181	143,185
OMV AG	25,493	618,361
UNIQA Insurance Group AG	22,153	191,644
Verbund AG(a)	17,249	228,547
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,279	243,512
Voestalpine AG	8,153	279,394

Total Austria		1,889,749
Belgium – 2.4%
Ackermans & van Haaren N.V.	457	66,827
Investments	Shares	Value
Ageas	17,873	$732,291
bpost S.A.	18,769	444,787
Cie d’Entreprises CFE	365	46,142
Colruyt S.A.	6,439	309,279
Delhaize Group	4,144	365,896
Elia System Operator S.A./N.V.	4,102	199,180
Proximus	25,106	864,838
Solvay S.A.	3,060	311,582
Umicore S.A.	5,747	220,968

Total Belgium		3,561,790
China – 2.5%
Beijing Enterprises Holdings Ltd.	25,200	151,036
China Everbright International Ltd.	52,000	72,598
China Jinmao Holdings Group Ltd.	745,242	187,511
China Merchants Holdings International Co., Ltd.	113,197	332,286
China Power International Development Ltd.(a)	331,000	215,255
China Resources Enterprise Ltd.	34,000	63,086
China Resources Power Holdings Co., Ltd.	264,000	602,257
China South City Holdings Ltd.(a)	652,000	159,003
CSPC Pharmaceutical Group Ltd.	102,000	89,365
Guangdong Investment Ltd.	300,208	446,242
Guotai Junan International Holdings Ltd.(a)	134,000	37,866
Shanghai Industrial Holdings Ltd.	48,500	107,012
Shenzhen Investment Ltd.	366,000	128,926
Sino-Ocean Land Holdings Ltd.	633,464	344,929
Sun Art Retail Group Ltd.(a)	485,000	372,352
Yangzijiang Shipbuilding Holdings Ltd.	219,100	174,892
Yuexiu Property Co., Ltd.	626,000	102,582

Total China		3,587,198
Denmark – 1.4%
Carlsberg A/S Class B	2,509	192,401
Chr Hansen Holding A/S	3,381	188,698
ISS A/S	4,731	156,797
Pandora A/S	3,430	399,801
Sydbank A/S	2,258	85,782
TDC A/S	72,306	371,849
Tryg A/S	22,184	430,187
Vestas Wind Systems A/S	4,300	223,002

Total Denmark		2,048,517
Finland – 2.0%
Amer Sports Oyj	641	16,271
Elisa Oyj	13,296	448,515
Huhtamaki Oyj	1,009	30,759
Metso Oyj	7,849	162,875
Neste Oyj(a)	15,310	351,537
Nokian Renkaat Oyj(a)	10,025	323,515
Orion Oyj Class B	7,260	273,914
Stora Enso Oyj Class R	40,362	304,340
UPM-Kymmene Oyj	43,036	643,721
Wartsila Oyj Abp	8,519	337,296

Total Finland		2,892,743

See Notes to Financial Statements.

82	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
France – 7.2%
Accor S.A.	7,999	$372,870
Aeroports de Paris	3,265	369,376
Arkema S.A.	2,649	170,970
Atos SE	1,955	149,573
Bouygues S.A.	23,623	836,693
Bureau Veritas S.A.	13,189	277,293
Casino Guichard Perrachon S.A.	7,077	375,236
CNP Assurances	52,218	723,358
Edenred	11,891	193,724
Eiffage S.A.	5,022	310,001
Eurazeo S.A.	1,813	120,414
Eutelsat Communications S.A.	13,141	401,921
Groupe Eurotunnel SE Registered Shares	9,084	123,404
Havas S.A.	14,991	121,989
Imerys S.A.	2,727	174,696
Ingenico Group	1,070	128,755
Ipsen S.A.	3,684	227,819
JCDecaux S.A.	6,509	235,371
Korian S.A.	472	17,745
Lagardere SCA	11,357	313,635
Plastic Omnium S.A.	4,276	97,609
Remy Cointreau S.A.	1,805	118,210
Rexel S.A.	22,299	273,306
Rubis SCA	1,468	108,905
SCOR SE	15,480	553,723
SEB S.A.	1,739	159,971
Societe BIC S.A.	1,293	200,331
Societe Television Francaise 1	10,601	148,509
Suez Environnement Co.	36,123	646,366
Technip S.A.	5,784	272,234
Teleperformance	660	49,913
Thales S.A.	8,046	558,370
Valeo S.A.	2,373	319,850
Vallourec S.A.(a)	9,594	84,775
Veolia Environnement S.A.	38,019	867,022
Vicat	1,602	99,908
Wendel S.A.	757	88,472
Zodiac Aerospace	7,123	162,957

Total France		10,455,274
Germany – 5.3%
Axel Springer SE	7,089	395,022
Brenntag AG	3,572	192,045
Celesio AG	3,524	98,794
Deutsche Wohnen AG Bearer Shares	8,137	216,946
Duerr AG	1,293	90,625
Fielmann AG	4,432	302,770
Fraport AG Frankfurt Airport Services Worldwide	3,650	224,861
Freenet AG	12,235	403,369
Fuchs Petrolub SE	426	16,351
GEA Group AG	7,027	266,967
Hannover Rueck SE	7,457	761,967
Hochtief AG	2,754	229,116
Investments	Shares	Value
Hugo Boss AG	3,874	$434,165
K+S AG Registered Shares	9,208	307,582
KION Group AG*	993	43,972
LANXESS AG	722	33,700
LEG Immobilien AG*	2,003	165,028
METRO AG	13,164	362,802
MTU Aero Engines AG	1,430	119,382
OSRAM Licht AG	3,082	158,993
ProSiebenSat.1 Media SE	14,597	714,324
RWE AG	44,287	501,769
Suedzucker AG(a)	15,491	280,819
Symrise AG	4,037	242,394
Talanx AG	18,126	541,439
TUI AG	11,597	213,961
United Internet AG Registered Shares	6,673	337,167
Wacker Chemie AG(a)	1,473	111,660

Total Germany		7,767,990
Hong Kong – 3.3%
Bank of East Asia Ltd. (The)	134,122	449,955
Cathay Pacific Airways Ltd.	119,774	224,401
Dah Sing Banking Group Ltd.	16,800	30,825
Hang Lung Group Ltd.	40,000	135,741
Hopewell Holdings Ltd.	45,162	153,258
Hysan Development Co., Ltd.	70,000	290,837
New World Development Co., Ltd.	545,642	528,037
PCCW Ltd.	583,543	298,923
Sino Land Co., Ltd.	399,046	604,486
SJM Holdings Ltd.(a)	793,000	560,724
Swire Pacific Ltd. Class A	51,500	574,470
Swire Pacific Ltd. Class B	115,000	236,528
Techtronic Industries Co., Ltd.	28,500	105,174
Television Broadcasts Ltd.	44,424	147,888
Wheelock & Co., Ltd.	103,000	445,223

Total Hong Kong		4,786,470
Ireland – 0.5%
DCC PLC	3,367	254,447
Kerry Group PLC Class A	807	60,490
Paddy Power PLC	1,973	227,284
Smurfit Kappa Group PLC	8,322	222,946

Total Ireland		765,167
Israel – 1.2%
Azrieli Group	3,647	145,698
Bank Hapoalim BM	29,696	149,278
Bezeq Israeli Telecommunication Corp., Ltd.	497,824	951,280
Elbit Systems Ltd.	1,656	122,315
Israel Chemicals Ltd.	82,550	424,434

Total Israel		1,793,005
Italy – 3.8%
A2A SpA	169,919	210,536
ACEA SpA	11,857	159,883
Azimut Holding SpA(a)	8,015	171,598
Banca Generali SpA	6,817	191,835

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
Banca Popolare di Milano Scarl	164,752	$162,388
Brembo SpA	2,280	88,059
Credito Emiliano SpA	7,408	50,855
Davide Campari-Milano SpA	13,141	104,441
De’ Longhi	8,036	196,895
Enel Green Power SpA(a)	103,848	196,021
FinecoBank Banca Fineco SpA	17,658	117,082
Hera SpA	108,564	281,390
Intesa Sanpaolo SpA RSP	16,196	52,067
Mediobanca SpA	22,292	218,725
Mediolanum SpA(a)	47,477	338,646
Parmalat SpA	39,416	101,548
Pirelli & C. SpA	23,055	385,255
Prysmian SpA	8,222	169,330
Recordati SpA	10,334	237,974
Salvatore Ferragamo SpA(a)	4,779	127,122
Telecom Italia SpA RSP	339,643	347,659
Terna Rete Elettrica Nazionale SpA	171,990	834,361
Tod’s SpA(a)	1,414	123,587
Unione di Banche Italiane SCpA	16,405	116,099
UnipolSai SpA	242,503	526,500

Total Italy		5,509,856
Japan – 20.6%
ABC-Mart, Inc.	1,678	93,312
Aeon Co., Ltd.	28,099	435,216
Air Water, Inc.	7,000	104,680
Ajinomoto Co., Inc.	10,319	216,693
Alfresa Holdings Corp.	6,000	101,950
Amada Holdings Co., Ltd.	14,800	112,206
ANA Holdings, Inc.	68,000	189,865
Aozora Bank Ltd.	106,000	366,418
Asahi Glass Co., Ltd.(a)	42,141	245,249
Asahi Kasei Corp.	49,000	343,673
Asics Corp.	3,630	86,018
Bandai Namco Holdings, Inc.	12,300	284,482
Bank of Yokohama Ltd. (The)	45,000	272,070
Benesse Holdings, Inc.(a)	3,500	93,370
Brother Industries Ltd.	9,900	118,537
Canon Marketing Japan, Inc.	900	13,271
Casio Computer Co., Ltd.(a)	6,000	108,462
Chiba Bank Ltd. (The)	30,000	211,915
Chubu Electric Power Co., Inc.	1,300	19,115
Chugoku Bank Ltd. (The)	6,900	101,917
Chugoku Electric Power Co., Inc. (The)	20,000	275,039
Dai Nippon Printing Co., Ltd.	31,958	307,932
Daicel Corp.	9,600	117,190
Daihatsu Motor Co., Ltd.(a)	21,900	252,527
Daiichi Sankyo Co., Ltd.(a)	31,400	542,713
Daito Trust Construction Co., Ltd.	4,820	487,976
DIC Corp.	6,000	13,376
Dowa Holdings Co., Ltd.(a)	10,000	75,398
Electric Power Development Co., Ltd.	5,400	164,347
FamilyMart Co., Ltd.	4,200	191,124
Investments	Shares	Value
Fuji Electric Co., Ltd.	22,876	$82,515
Fujitsu Ltd.	23,000	99,574
Fukuoka Financial Group, Inc.	41,000	194,105
Hachijuni Bank Ltd. (The)	14,000	98,777
Hamamatsu Photonics K.K.	4,900	110,466
Hankyu Hanshin Holdings, Inc.	31,000	188,953
Hikari Tsushin, Inc.	1,600	111,552
Hino Motors Ltd.	26,200	265,358
Hirose Electric Co., Ltd.	300	32,489
Hiroshima Bank Ltd. (The)(a)	26,075	149,790
Hisamitsu Pharmaceutical Co., Inc.	3,900	129,929
Hitachi Chemical Co., Ltd.	6,200	84,951
Hitachi Construction Machinery Co., Ltd.(a)	9,800	130,678
Hitachi High-Technologies Corp.	4,000	86,069
Hitachi Metals Ltd.	6,100	70,440
Hokuhoku Financial Group, Inc.	60,000	136,768
Hokuriku Electric Power Co.	10,600	142,142
Hulic Co., Ltd.(a)	4,500	40,467
Idemitsu Kosan Co., Ltd.(a)	4,700	71,659
IHI Corp.(a)	42,553	108,723
Iida Group Holdings Co., Ltd.	8,900	138,444
Isetan Mitsukoshi Holdings Ltd.(a)	6,634	99,262
Isuzu Motors Ltd.	26,000	259,425
Itochu Techno-Solutions Corp.(a)	700	14,875
Iyo Bank Ltd. (The)	11,000	125,738
J. Front Retailing Co., Ltd.	6,400	103,349
Japan Airlines Co., Ltd.	17,300	608,855
Japan Exchange Group, Inc.(a)	15,200	220,452
JGC Corp.	7,000	92,552
Joyo Bank Ltd. (The)	34,000	178,282
JSR Corp.(a)	8,700	124,799
JTEKT Corp.	5,200	72,248
JX Holdings, Inc.(a)	116,400	418,793
Kajima Corp.(a)	30,953	163,597
Kansai Paint Co., Ltd.(a)	7,000	94,802
Kawasaki Heavy Industries Ltd.(a)	45,565	156,366
Keikyu Corp.(a)	13,000	103,119
Keio Corp.(a)	16,000	113,289
Kintetsu Group Holdings Co., Ltd.(a)	50,000	179,101
Kirin Holdings Co., Ltd.	27,200	355,543
Kobe Steel Ltd.(a)	146,000	157,258
Koito Manufacturing Co., Ltd.(a)	4,200	136,242
Konami Corp.(a)	5,400	116,463
Konica Minolta, Inc.	15,900	166,481
Kuraray Co., Ltd.	16,200	201,004
Kyowa Hakko Kirin Co., Ltd.(a)	15,000	222,686
Lawson, Inc.	4,900	360,448
LIXIL Group Corp.(a)	9,900	200,042
Makita Corp.(a)	3,729	197,091
Marubeni Corp.(a)	100,800	491,354
Marui Group Co., Ltd.(a)	10,481	125,931
Medipal Holdings Corp.	7,000	110,525
MEIJI Holdings Co., Ltd.	1,800	131,357
Mitsubishi Chemical Holdings Corp.	56,700	294,140

See Notes to Financial Statements.

84	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
Mitsubishi Gas Chemical Co., Inc.(a)	19,000	$87,254
Mitsubishi Materials Corp.(a)	46,000	139,039
Mitsubishi Motors Corp.(a)	32,000	243,677
Mitsubishi Tanabe Pharma Corp.	21,100	370,855
Mitsui Chemicals, Inc.(a)	32,000	101,799
Mitsui OSK Lines Ltd.(a)	32,000	76,416
Mixi, Inc.(a)	400	13,627
Nabtesco Corp.	3,900	70,761
NEC Corp.	47,608	145,887
Nexon Co., Ltd.	7,600	100,580
NGK Insulators Ltd.(a)	7,000	133,086
NGK Spark Plug Co., Ltd.(a)	5,400	123,046
NH Foods Ltd.	6,000	122,039
Nikon Corp.(a)	13,034	156,933
Nippon Electric Glass Co., Ltd.(a)	22,000	105,807
Nippon Express Co., Ltd.	38,000	180,537
Nippon Paint Holdings Co., Ltd.(a)	3,200	55,602
Nippon Yusen K.K.	46,000	106,008
Nissan Chemical Industries Ltd.(a)	5,100	111,526
Nisshin Seifun Group, Inc.	8,700	125,889
Nissin Foods Holdings Co., Ltd.(a)	3,700	169,607
Nitori Holdings Co., Ltd.	1,500	117,104
NOK Corp.	900	19,335
Nomura Real Estate Holdings, Inc.	6,468	129,398
Nomura Research Institute Ltd.	8,019	306,324
NSK Ltd.(a)	9,400	90,496
NTT Data Corp.	6,900	346,253
NTT Urban Development Corp.(a)	8,900	81,521
Obayashi Corp.(a)	25,000	212,500
Obic Co., Ltd.	400	18,202
Odakyu Electric Railway Co., Ltd.(a)	13,000	116,578
Oji Holdings Corp.(a)	46,862	200,337
Omron Corp.	4,600	137,695
Ono Pharmaceutical Co., Ltd.	1,900	224,164
Oracle Corp.	3,868	162,775
Osaka Gas Co., Ltd.	67,000	253,421
Otsuka Corp.	3,200	155,505
Pola Orbis Holdings, Inc.	300	18,536
Resona Holdings, Inc.	96,600	489,029
Ricoh Co., Ltd.(a)	32,060	322,434
Ryohin Keikaku Co., Ltd.	600	121,839
Sankyo Co., Ltd.(a)	6,300	223,563
Santen Pharmaceutical Co., Ltd.	10,600	141,522
SBI Holdings, Inc.(a)	6,700	75,019
Sega Sammy Holdings, Inc.(a)	9,273	90,125
Seiko Epson Corp.	12,000	169,031
Sekisui Chemical Co., Ltd.	16,000	167,395
Sekisui House Ltd.	33,552	522,477
Seven Bank Ltd.(a)	37,100	159,843
Shimadzu Corp.	9,000	128,877
Shimamura Co., Ltd.(a)	1,100	118,115
Shimano, Inc.(a)	1,100	153,751
Shimizu Corp.	20,000	171,002
Shionogi & Co., Ltd.(a)	7,100	253,434
Investments	Shares	Value
Shiseido Co., Ltd.(a)	7,000	$151,994
Shizuoka Bank Ltd. (The)(a)	14,000	139,807
Showa Shell Sekiyu K.K.(a)	20,109	157,998
Sojitz Corp.(a)	6,600	12,234
Sony Financial Holdings, Inc.(a)	11,209	183,252
Sumitomo Chemical Co., Ltd.(a)	42,000	211,113
Sumitomo Dainippon Pharma Co., Ltd.(a)	12,190	121,529
Sumitomo Electric Industries Ltd.	19,812	252,023
Sumitomo Heavy Industries Ltd.	17,500	68,822
Sumitomo Metal Mining Co., Ltd.	19,000	214,487
Sumitomo Rubber Industries Ltd.	12,800	176,987
Suntory Beverage & Food Ltd.	6,300	241,185
Sysmex Corp.	1,800	94,385
T&D Holdings, Inc.	20,051	235,141
Taisei Corp.	34,876	226,556
Taiyo Nippon Sanso Corp.(a)	7,200	68,053
TDK Corp.(a)	2,900	162,961
Terumo Corp.(a)	8,900	250,432
THK Co., Ltd.(a)	2,300	36,373
Tobu Railway Co., Ltd.(a)	32,000	137,068
Toho Co., Ltd.(a)	5,200	118,228
Tohoku Electric Power Co., Inc.	1,300	17,552
Tokyo Electron Ltd.(a)	4,794	224,719
Tokyu Corp.(a)	30,000	219,179
Tokyu Fudosan Holdings Corp.(a)	2,100	13,905
TonenGeneral Sekiyu K.K.	32,104	310,143
Toppan Printing Co., Ltd.	23,000	184,553
TOTO Ltd.(a)	5,000	155,095
Toyo Seikan Group Holdings Ltd.(a)	6,100	96,467
Toyo Suisan Kaisha Ltd.	3,700	139,640
Toyo Tire & Rubber Co., Ltd.(a)	1,300	27,983
Toyoda Gosei Co., Ltd.(a)	6,600	129,118
Toyota Tsusho Corp.	10,800	226,614
Trend Micro, Inc.	5,630	198,142
USS Co., Ltd.	12,300	203,759
West Japan Railway Co.	6,376	398,270
Yamada Denki Co., Ltd.(a)	27,900	112,285
Yamaguchi Financial Group, Inc.(a)	7,000	85,451
Yamaha Corp.	4,900	107,930
Yamaha Motor Co., Ltd.(a)	9,460	188,860
Yamato Holdings Co., Ltd.(a)	9,200	175,450
Yokohama Rubber Co., Ltd. (The)	7,100	124,553

Total Japan		30,053,230
Netherlands – 1.7%
Aalberts Industries N.V.	3,839	113,389
Boskalis Westminster	6,663	290,660
Delta Lloyd N.V.	24,953	208,987
Euronext N.V.(b)	1,734	73,745
Koninklijke DSM N.V.	7,710	354,536
Koninklijke Vopak N.V.(a)	4,281	170,527
NN Group N.V.	9,971	285,154
Randstad Holding N.V.	8,155	484,371
Wolters Kluwer N.V.	15,067	462,678

Total Netherlands		2,444,047

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
New Zealand – 1.1%
Auckland International Airport Ltd.	100,082	$312,430
Contact Energy Ltd.	59,587	188,683
Fletcher Building Ltd.	67,363	293,026
Mighty River Power Ltd.	144,308	232,169
Spark New Zealand Ltd.	263,551	502,409

Total New Zealand		1,528,717
Norway – 1.4%
Gjensidige Forsikring ASA	45,421	610,228
Marine Harvest ASA*	40,527	515,021
Norsk Hydro ASA	87,670	291,480
Orkla ASA	76,193	563,632
TGS Nopec Geophysical Co. ASA(a)	6,961	128,366

Total Norway		2,108,727
Portugal – 0.9%
Galp Energia, SGPS, S.A.	41,600	408,590
Jeronimo Martins, SGPS, S.A.	25,356	340,917
NOS, SGPS S.A.	17,973	147,880
Portucel S.A.	75,674	261,860
Sonae, SGPS, S.A.	126,586	155,432

Total Portugal		1,314,679
Singapore – 4.5%
CapitaLand Ltd.	183,500	345,861
City Developments Ltd.	18,500	100,183
ComfortDelGro Corp., Ltd.	124,400	251,092
Fraser and Neave Ltd.(a)	75,200	115,294
Frasers Centrepoint Ltd.	229,200	239,371
Global Logistic Properties Ltd.	102,700	147,344
Great Eastern Holdings Ltd.	12,000	179,759
Hutchison Port Holdings Trust(a)	1,065,285	585,907
Jardine Cycle & Carriage Ltd.	19,511	370,762
Keppel Corp., Ltd.(a)	163,000	777,228
Olam International Ltd.	136,200	193,490
SATS Ltd.	89,000	239,729
Sembcorp Industries Ltd.(a)	115,700	281,540
Sembcorp Marine Ltd.(a)	156,051	251,323
SIA Engineering Co., Ltd.	99,536	257,608
Singapore Airlines Ltd.	67,761	509,911
Singapore Exchange Ltd.(a)	49,500	244,732
Singapore Post Ltd.(a)	115,500	137,684
Singapore Press Holdings Ltd.(a)	158,648	428,447
Singapore Technologies Engineering Ltd.	197,300	413,499
StarHub Ltd.	152,594	371,317
UOL Group Ltd.	11,400	48,185

Total Singapore		6,490,266
Spain – 3.1%
Abengoa S.A. Class B(a)	48,382	44,771
Acerinox S.A.(a)	11,510	102,553
ACS Actividades de Construccion y Servicios S.A.	21,090	604,904
Banco Popular Espanol S.A.	38,780	141,076
Bankinter S.A.(a)	18,163	133,244
Bolsas y Mercados Espanoles SHMSF S.A.(a)	8,118	273,754
Investments	Shares	Value
Cia de Distribucion Integral Logista Holdings S.A.	2,493	$46,918
Distribuidora Internacional de Alimentacion S.A.*	17,470	105,363
Ebro Foods S.A.	11,695	229,042
Enagas S.A.	22,372	639,802
Grifols S.A.	4,367	179,851
Grupo Catalana Occidente S.A.	1,689	48,435
Mapfre S.A.	220,483	574,676
Prosegur Cia de Seguridad S.A.	20,084	96,401
Red Electrica Corp. S.A.	8,816	729,601
Tecnicas Reunidas S.A.	4,051	178,774
Viscofan S.A.	2,727	164,012
Zardoya Otis S.A.	19,254	207,615

Total Spain		4,500,792
Sweden – 3.8%
AAK AB	1,413	91,481
Alfa Laval AB(a)	14,161	231,147
Atlas Copco AB Class B	20,337	453,439
Axfood AB	10,946	180,105
BillerudKorsnas AB	5,044	72,349
Boliden AB	9,424	146,972
Electrolux AB Series B	11,260	316,841
Getinge AB Class B(a)	6,697	148,839
Hexagon AB Class B	6,724	204,677
Husqvarna AB Class B	15,231	99,517
ICA Gruppen AB(a)	10,203	344,275
Investment AB Kinnevik Class B	7,632	217,393
Investment AB Latour Class B	8,289	261,803
Lundbergforetagen AB Class B	4,358	209,819
Meda AB Class A	11,465	163,218
Saab AB Class B(a)	6,210	165,856
Securitas AB Class B	20,081	244,457
Skanska AB Class B	28,928	565,312
SKF AB Class B	20,515	375,955
Swedish Match AB	10,593	319,165
Tele2 AB Class B	29,257	284,126
Trelleborg AB Class B	9,394	148,296
Volvo AB Class A	26,520	252,645
Wallenstam AB Class B(a)	13,995	114,803

Total Sweden		5,612,490
Switzerland – 4.9%
Aryzta AG*(a)	1,575	66,524
Baloise Holding AG Registered Shares	4,164	476,020
Bucher Industries AG Registered Shares(a)	381	81,651
Clariant AG Registered Shares*	14,876	249,836
Coca-Cola HBC AG*	8,950	189,391
DKSH Holding AG*	1,254	79,121
EMS-Chemie Holding AG Registered Shares	886	363,386
Galenica AG Registered Shares(a)	187	237,506
GAM Holding AG*	11,041	193,791
Georg Fischer AG Registered Shares	124	70,116
Helvetia Holding AG Registered Shares	403	197,252
Julius Baer Group Ltd.*	5,698	257,871
Lonza Group AG Registered Shares*	2,301	300,960

See Notes to Financial Statements.

86	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
OC Oerlikon Corp. AG Registered Shares*	12,176	$119,131
Panalpina Welttransport Holding AG Registered Shares(a)	1,262	137,553
Partners Group Holding AG	1,503	507,999
Schindler Holding AG Participation Certificate	1,432	205,178
Schindler Holding AG Registered Shares	1,900	277,679
SFS Group AG*	1,037	62,352
Sonova Holding AG Registered Shares	1,379	176,979
STMicroelectronics N.V.(a)	77,858	529,275
Straumann Holding AG Registered Shares(a)	662	189,874
Sulzer AG Registered Shares(a)	1,858	181,597
Swatch Group AG (The) Bearer Shares(a)	1,021	377,219
Swatch Group AG (The) Registered Shares	3,287	236,323
Swiss Life Holding AG Registered Shares*	1,213	269,887
Transocean Ltd.(a)	82,183	1,050,523
Vontobel Holding AG Registered Shares	2,236	112,933

Total Switzerland		7,197,927
United Kingdom – 19.3%
Aberdeen Asset Management PLC	104,463	469,168
Admiral Group PLC	16,686	379,632
Aggreko PLC	6,908	99,512
Amec Foster Wheeler PLC	34,307	372,340
Amlin PLC	41,277	410,472
Antofagasta PLC	26,718	202,234
Ashmore Group PLC(a)	65,322	243,903
Ashtead Group PLC	9,243	130,208
Babcock International Group PLC	15,420	213,137
Barratt Developments PLC	32,061	312,997
Bellway PLC	5,059	190,505
Berendsen PLC	5,673	86,190
Berkeley Group Holdings PLC	15,011	759,446
Booker Group PLC	63,618	178,179
British Land Co. PLC (The)	57,291	727,663
Britvic PLC	8,019	82,416
Bunzl PLC	11,485	307,925
Burberry Group PLC	13,878	287,577
Cable & Wireless Communications PLC	219,240	183,980
Capita PLC	29,998	544,365
Carnival PLC	9,433	489,100
Close Brothers Group PLC	7,725	174,702
CNH Industrial N.V.	54,344	353,353
Cobham PLC	68,947	298,378
Croda International PLC	5,272	216,334
Daily Mail & General Trust PLC Class A Non-Voting Shares	20,014	228,433
Derwent London PLC	2,267	124,961
Direct Line Insurance Group PLC	100,243	569,260
Dixons Carphone PLC	16,859	108,380
DS Smith PLC	45,081	268,980
Dunelm Group PLC	2,449	33,387
easyJet PLC	21,817	587,250
Essentra PLC	7,220	85,961
Evraz PLC*	92,384	102,015
Fresnillo PLC	9,625	86,238
Investments	Shares	Value
G4S PLC	88,922	$310,740
GKN PLC	69,325	281,427
Greene King PLC	10,857	130,825
Halma PLC	13,946	152,415
Hammerson PLC	35,296	333,352
Hargreaves Lansdown PLC	23,450	428,737
Hays PLC	44,311	102,895
Hikma Pharmaceuticals PLC	3,070	106,026
Howden Joinery Group PLC	16,616	122,448
ICAP PLC	56,032	388,046
IG Group Holdings PLC	33,182	386,769
IMI PLC	13,919	199,980
Inchcape PLC	24,444	266,221
Informa PLC	30,860	262,474
Inmarsat PLC	31,755	472,351
InterContinental Hotels Group PLC	8,043	278,263
Intertek Group PLC	4,439	163,460
Intu Properties PLC	74,920	374,047
Investec PLC	45,433	347,883
J Sainsbury PLC(a)	188,000	743,257
Jardine Lloyd Thompson Group PLC	12,982	200,381
John Wood Group PLC	15,217	141,757
Johnson Matthey PLC	7,274	269,728
Jupiter Fund Management PLC	20,406	133,964
Kingfisher PLC	101,845	553,211
London Stock Exchange Group PLC	8,075	295,882
Man Group PLC	152,415	353,694
Meggitt PLC	33,572	242,163
Melrose Industries PLC	49,012	196,144
Merlin Entertainments PLC(b)	13,360	75,201
Michael Page International PLC	5,280	37,910
Micro Focus International PLC	5,470	99,677
Millennium & Copthorne Hotels PLC	18,491	135,201
Mondi PLC	17,956	376,160
Pennon Group PLC	22,146	260,650
Persimmon PLC*	25,846	786,136
Renishaw PLC	2,637	80,527
Rentokil Initial PLC	57,556	128,246
Rexam PLC	45,717	362,523
Rightmove PLC	3,455	190,917
Rotork PLC	28,208	70,416
Royal Mail PLC	70,699	491,335
Saga PLC	13,826	43,038
Sage Group PLC (The)	54,680	413,636
Schroders PLC	8,336	354,186
Segro PLC	56,679	368,745
Severn Trent PLC	17,209	569,310
Smiths Group PLC	21,985	334,683
Spectris PLC	5,820	149,076
Spirax-Sarco Engineering PLC	1,468	62,284
St. James’s Place PLC	20,884	268,889
Stagecoach Group PLC	34,843	178,180
TalkTalk Telecom Group PLC(a)	54,656	260,375
Tate & Lyle PLC	34,899	310,836

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	87

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2015

Investments	Shares	Value
Taylor Wimpey PLC	271,181	$803,058
Telecity Group PLC	5,957	98,174
Travis Perkins PLC	7,006	208,639
United Utilities Group PLC	53,343	747,412
Vedanta Resources PLC(a)	59,141	380,910
Victrex PLC	4,904	131,630
Weir Group PLC (The)	9,258	164,076
WH Smith PLC	3,480	82,444
William Hill PLC	53,884	286,326
WM Morrison Supermarkets PLC(a)	301,453	758,456

Total United Kingdom		28,216,383
TOTAL COMMON STOCKS (Cost: $142,459,110)		145,245,947
RIGHTS – 0.0%
Spain – 0.0%
Banco Popular Espanol S.A., expiring 10/1/15*(a)
(Cost $871)	38,780	996
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Australia Dividend Fund(c)	8	335
WisdomTree Japan Hedged Equity Fund(c)	6	292
TOTAL EXCHANGE-TRADED FUNDS (Cost: $705)		627
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.8%
United States – 14.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(d)
(Cost: $21,599,272)(e)	21,599,272	21,599,272
TOTAL INVESTMENTS IN SECURITIES – 114.3% (Cost: $164,059,958)		166,846,842
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (14.3)%		(20,919,400)

NET ASSETS – 100.0%		$145,927,442
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(e)

At September 30, 2015, the total market value of the Fund’s securities on loan was $21,276,298 and the total market value of the collateral held by the Fund was $22,546,208. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $946,936.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

88	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 10.7%
Adelaide Brighton Ltd.	898,495	$2,744,712
ALS Ltd.	496,132	1,602,680
Altium Ltd.(a)	214,931	695,812
Amalgamated Holdings Ltd.	221,373	2,005,424
AP Eagers Ltd.	245,345	1,753,949
ARB Corp., Ltd.(a)	58,537	563,174
Asaleo Care Ltd.	737,116	923,987
Australian Industrial REIT	637,764	1,056,973
Australian Pharmaceutical Industries Ltd.	898,533	955,957
Bega Cheese Ltd.(a)	170,992	567,974
BlueScope Steel Ltd.	347,672	878,950
Brickworks Ltd.	89,265	973,519
BT Investment Management Ltd.	476,845	3,201,304
Cardno Ltd.(a)	636,757	1,283,357
carsales.com Ltd.(a)	251,523	1,725,695
Cash Converters International Ltd.(a)	1,019,806	379,564
Collins Foods Ltd.	302,088	689,459
Corporate Travel Management Ltd.(a)	95,914	649,982
Cover-More Group Ltd.(a)	427,076	668,809
CSG Ltd.	927,312	1,133,097
CSR Ltd.	905,763	1,838,249
Decmil Group Ltd.	867,796	563,704
Dick Smith Holdings Ltd.(a)	762,964	691,171
Domino’s Pizza Enterprises Ltd.	62,550	1,767,572
Downer EDI Ltd.	684,231	1,604,874
DuluxGroup Ltd.	435,540	1,636,340
ERM Power Ltd.	462,840	728,066
Fairfax Media Ltd.	3,375,185	2,097,648
Folkestone Education Trust	648,312	899,173
G8 Education Ltd.(a)	726,465	1,489,668
Generation Healthcare REIT	400,979	518,121
Genworth Mortgage Insurance Australia Ltd.(a)	1,090,892	1,761,982
GrainCorp Ltd. Class A(a)	115,009	730,924
GUD Holdings Ltd.	170,815	1,034,011
GWA Group Ltd.(a)	358,736	624,768
IMF Bentham Ltd.(a)	645,316	602,720
Independence Group NL(a)	212,760	378,009
Infomedia Ltd.	572,592	329,724
Invocare Ltd.(a)	128,549	979,468
IOOF Holdings Ltd.(a)	447,846	2,688,974
Iress Ltd.(a)	261,824	1,759,597
Japara Healthcare Ltd.(a)	284,408	561,229
JB Hi-Fi Ltd.(a)	135,672	1,819,766
M2 Group Ltd.	238,507	1,589,495
MACA Ltd.	1,866,056	1,153,186
Magellan Financial Group Ltd.	171,720	2,291,218
McMillan Shakespeare Ltd.	142,774	1,234,238
Mineral Resources Ltd.(a)	234,428	678,264
MMA Offshore Ltd.(a)	2,114,697	764,799
Monadelphous Group Ltd.(a)	249,892	1,077,488
Myer Holdings Ltd.(a)	2,211,232	1,366,497
MyState Ltd.	150,357	475,147
Investments	Shares	Value
Navitas Ltd.(a)	604,584	$1,685,540
New Hope Corp., Ltd.	987,612	1,224,117
NIB Holdings Ltd.(a)	849,845	1,951,548
Nine Entertainment Co. Holdings Ltd.(a)	1,706,640	1,881,627
Northern Star Resources Ltd.(a)	662,735	1,242,633
Nufarm Ltd.	200,406	1,145,584
Orora Ltd.	1,226,840	1,990,177
OZ Minerals Ltd.	223,913	520,474
OzForex Group Ltd.(a)	385,458	722,737
Pact Group Holdings Ltd.	461,504	1,536,193
Peet Ltd.	1,197,168	903,765
Perpetual Ltd.(a)	57,987	1,614,196
Premier Investments Ltd.	199,618	1,801,336
Primary Health Care Ltd.(a)	648,706	1,726,549
Programmed Maintenance Services Ltd.(a)	245,330	456,550
Qube Holdings Ltd.(a)	617,285	858,307
Recall Holdings Ltd.	232,608	1,194,081
Retail Food Group Ltd.(a)	256,838	746,709
SAI Global Ltd.	271,899	866,873
Sandfire Resources NL	189,134	715,896
Servcorp Ltd.	158,692	774,518
Seven Group Holdings Ltd.(a)	439,543	1,351,971
Seven West Media Ltd.(a)	4,438,242	2,306,400
SG Fleet Group Ltd.	353,152	734,083
Sigma Pharmaceuticals Ltd.	1,371,226	717,393
Sims Metal Management Ltd.(a)	196,016	1,329,721
Skilled Group Ltd.	1,069,986	1,284,890
Slater & Gordon Ltd.(a)	171,434	353,945
SMS Management & Technology Ltd.	273,548	1,002,757
Southern Cross Media Group Ltd.(a)	1,186,761	741,729
Spotless Group Holdings Ltd.	743,012	1,121,828
Steadfast Group Ltd.	708,301	708,801
Super Retail Group Ltd.(a)	238,907	1,494,853
Thorn Group Ltd.	335,064	469,421
Transpacific Industries Group Ltd.	1,971,712	941,552
Veda Group Ltd.	583,488	1,094,045
Villa World Ltd.	453,540	665,662
Village Roadshow Ltd.	292,952	1,431,850
Western Areas Ltd.(a)	236,024	356,358
WorleyParsons Ltd.	572,394	2,375,606

Total Australia		108,232,743
Austria – 0.5%
Austria Technologie & Systemtechnik AG	45,295	665,882
Lenzing AG	16,095	1,204,982
RHI AG	49,564	1,000,844
S IMMO AG*	97,565	827,692
Schoeller-Bleckmann Oilfield Equipment AG(a)	16,902	951,644
Semperit AG Holding	14,439	437,188

Total Austria		5,088,232
Belgium – 1.8%
Barco N.V.	16,479	1,062,109
Bekaert S.A.(a)	49,253	1,293,373
Cofinimmo S.A.	48,430	5,100,558

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
D’ieteren S.A./N.V.	35,289	$1,359,198
Econocom Group S.A./N.V.(a)	84,772	733,925
Euronav N.V.(a)	81,584	1,137,896
EVS Broadcast Equipment S.A.(a)	44,287	1,142,945
Exmar N.V.(a)	108,980	1,008,712
Fagron(a)	28,551	542,109
Kinepolis Group N.V.	21,708	841,440
Melexis N.V.	36,408	1,680,075
Warehouses De Pauw CVA	32,044	2,479,872

Total Belgium		18,382,212
China – 0.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	514,392	568,151
CITIC Telecom International Holdings Ltd.(a)	3,892,822	1,331,085
CPMC Holdings Ltd.(a)	1,059,000	567,074
Dah Chong Hong Holdings Ltd.(a)	2,503,000	1,004,423
Goldpac Group Ltd.	858,922	433,337
Poly Property Group Co., Ltd.(a)	3,182,129	874,567
Shougang Fushan Resources Group Ltd.	4,440,000	549,983

Total China		5,328,620
Denmark – 1.1%
DFDS A/S	69,010	2,194,235
FLSmidth & Co. A/S(a)	47,660	1,579,574
Matas A/S	55,932	1,046,123
NKT Holding A/S	20,833	1,097,253
Royal Unibrew A/S	47,036	1,758,066
Schouw & Co.	22,380	1,202,173
SimCorp A/S	26,086	1,311,472
Spar Nord Bank A/S	74,385	845,885

Total Denmark		11,034,781
Finland – 3.2%
Aktia Bank Oyj	66,160	804,977
Aspo Oyj	62,284	449,128
Cargotec Oyj Class B	36,438	994,070
Caverion Corp.(a)	88,104	879,214
Citycon Oyj*	1,321,325	3,244,843
Cramo Oyj	45,226	940,508
F-Secure Oyj(a)	181,026	499,113
Fiskars Oyj Abp	96,664	1,942,221
Kemira Oyj	229,368	2,642,249
Kesko Oyj Class B	103,122	3,644,379
Konecranes Oyj(a)	74,172	1,851,284
Lassila & Tikanoja Oyj	33,438	670,733
Metsa Board Oyj	225,886	1,270,811
Outotec Oyj(a)	136,920	505,279
PKC Group Oyj(a)	22,665	411,122
Raisio Oyj Class V	203,677	977,624
Ramirent Oyj	258,669	1,977,863
Sanoma Oyj(a)	311,958	1,150,529
Technopolis Oyj	264,626	1,016,137
Tieto Oyj	106,933	2,695,237
Tikkurila Oyj	73,307	1,215,159
Uponor Oyj	81,370	1,056,344
Investments	Shares	Value
Valmet Oyj	130,260	$1,259,187
YIT Oyj(a)	84,681	462,606

Total Finland		32,560,617
France – 2.8%
Albioma S.A.	59,131	982,814
Alten S.A.	31,378	1,607,854
Altran Technologies S.A.	94,933	1,099,957
Assystem	53,552	1,095,720
Bourbon S.A.(a)	170,563	2,138,090
Gaztransport Et Technigaz S.A.(a)	56,036	2,904,204
IPSOS	55,533	1,088,211
Jacquet Metal Service	38,972	526,597
Lectra	46,226	510,838
Metropole Television S.A.	213,122	4,068,045
Montupet(a)	7,752	454,724
Neopost S.A.(a)	118,064	3,068,045
Nexity S.A.	94,472	4,061,573
Saft Groupe S.A.	37,681	1,229,875
Sopra Steria Group	10,798	1,195,443
Tarkett S.A.	69,680	1,625,608
Technicolor S.A. Registered Shares	127,726	878,684

Total France		28,536,282
Germany – 4.5%
Aareal Bank AG	67,358	2,387,982
alstria office REIT-AG*(a)	128,862	1,673,603
Aurelius AG	42,904	1,990,613
BayWa AG(a)	38,075	1,223,610
Bechtle AG	15,960	1,434,848
Bertrandt AG	7,240	753,452
Bilfinger SE(a)	86,632	3,200,867
Borussia Dortmund GmbH & Co. KGaA(a)	162,516	739,239
Carl Zeiss Meditec AG Bearer Shares(a)	50,918	1,420,646
Comdirect Bank AG	85,842	972,584
CompuGroup Medical AG(a)	38,268	1,261,850
Drillisch AG(a)	92,569	4,909,213
ElringKlinger AG(a)	55,874	1,072,753
Gerresheimer AG	12,934	941,907
Gerry Weber International AG(a)	65,994	994,856
Grammer AG(a)	18,250	416,496
Hamburger Hafen und Logistik AG	54,657	888,623
Indus Holding AG	25,527	1,138,070
Jenoptik AG	50,553	714,965
Kloeckner & Co. SE(a)	132,808	1,085,315
Leoni AG	23,568	1,252,513
NORMA Group SE	18,293	896,929
Pfeiffer Vacuum Technology AG	11,584	1,334,442
Rhoen Klinikum AG	78,618	2,221,138
Salzgitter AG(a)	15,866	392,994
Sixt SE	41,144	1,998,512
Software AG	55,150	1,606,131
Stada Arzneimittel AG(a)	50,706	1,811,218
Takkt AG	48,069	901,438
VTG AG(a)	24,704	728,691

See Notes to Financial Statements.

90	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
Wacker Neuson SE	49,245	$712,133
Wincor Nixdorf AG(a)	59,583	2,334,483

Total Germany		45,412,114
Hong Kong – 1.5%
Chong Hing Bank Ltd.	309,000	642,716
Dah Sing Financial Holdings Ltd.	374,229	2,042,553
Goldlion Holdings Ltd.	3,645,000	1,481,507
Hong Kong Aircraft Engineering Co., Ltd.(a)	148,800	1,128,953
Hong Kong Ferry Holdings Co., Ltd.	741,000	845,213
Hongkong & Shanghai Hotels Ltd. (The)(a)	1,150,000	1,296,895
Kowloon Development Co., Ltd.	1,596,000	1,828,695
Lippo China Resources Ltd.	7,850,000	298,804
Liu Chong Hing Investment Ltd.	588,000	621,379
Melco International Development Ltd.(a)	1,059,000	1,294,021
Miramar Hotel & Investment	476,000	751,768
Singamas Container Holdings Ltd.	3,514,000	453,416
Vitasoy International Holdings Ltd.	792,364	1,171,669
Welling Holding Ltd.	5,187,518	856,772

Total Hong Kong		14,714,361
Indonesia – 0.1%
Bumitama Agri Ltd.	1,100,000	618,890
Ireland – 0.7%
C&C Group PLC	492,386	1,946,774
Greencore Group PLC	367,510	1,520,866
Irish Continental Group PLC	308,653	1,502,167
Origin Enterprises PLC	124,800	892,407
UDG Healthcare PLC	193,916	1,477,483

Total Ireland		7,339,697
Israel – 2.3%
B Communications Ltd.	31,356	616,511
Delek Automotive Systems Ltd.	373,512	3,497,303
Delta-Galil Industries Ltd.	22,020	659,214
Gazit-Globe Ltd.	211,718	2,119,931
Harel Insurance Investments & Financial Services Ltd.	358,204	1,485,786
Industrial Buildings Corp., Ltd.	386,695	392,222
Inrom Construction Industries Ltd.	399,164	973,680
Ituran Location and Control Ltd.	52,693	1,083,288
Jerusalem Economy Ltd.*	298,971	809,718
Magic Software Enterprises Ltd.	102,580	559,565
Matrix IT Ltd.	169,186	995,313
Melisron Ltd.	49,108	1,826,739
Menorah Mivtachim Holdings Ltd.	155,900	1,360,039
Migdal Insurance & Financial Holding Ltd.	2,044,186	1,855,178
Osem Investments Ltd.	73,196	1,412,486
Sella Capital Real Estate Ltd.	780,128	1,145,476
Shapir Engineering and Industry Ltd.	244,536	395,006
Shikun & Binui Ltd.	925,493	1,681,257

Total Israel		22,868,712
Italy – 4.4%
Anima Holding SpA(b)	178,956	1,560,122
Ansaldo STS SpA	96,965	1,026,088
Investments	Shares	Value
Ascopiave SpA	628,668	$1,445,606
Astaldi SpA(a)	83,131	755,815
ASTM SpA	173,989	2,307,276
Banca IFIS SpA	84,111	1,951,950
Banca Popolare di Sondrio SCARL	207,110	946,477
Cairo Communication SpA(a)	179,006	853,611
Cementir Holding SpA	89,628	482,228
Danieli & C. Officine Meccaniche SpA RSP	53,764	818,592
Datalogic SpA	61,653	975,870
DiaSorin SpA	31,214	1,363,043
Ei Towers SpA	16,128	990,158
ERG SpA	198,602	2,771,117
Falck Renewables SpA	755,889	936,574
Immobiliare Grande Distribuzione SIIQ SpA	1,231,679	1,102,639
Industria Macchine Automatiche SpA	55,172	2,463,429
Interpump Group SpA	87,384	1,161,729
Iren SpA	1,562,273	2,544,331
Italcementi SpA	178,332	1,973,710
MARR SpA	114,592	2,171,967
Piaggio & C. SpA(a)	320,384	768,901
RAI Way SpA(b)	216,688	1,034,754
Salini Impregilo SpA	166,236	631,278
Societa Cattolica di Assicurazioni SCRL	306,240	2,153,594
Societa Iniziative Autostradali e Servizi SpA	243,256	2,726,205
Trevi Finanziaria Industriale SpA(a)	440,315	556,871
Unipol Gruppo Finanziario SpA	534,180	2,342,181
UnipolSai SpA	935,616	2,031,321
Vittoria Assicurazioni SpA	55,354	608,003
Zignago Vetro SpA	158,037	979,068

Total Italy		44,434,508
Japan – 26.4%
77 Bank Ltd. (The)	265,000	1,497,975
ADEKA Corp.	85,400	1,085,282
Aeon Delight Co., Ltd.	41,500	1,195,466
Ai Holdings Corp.(a)	33,700	830,928
Aica Kogyo Co., Ltd.	32,800	653,727
Aichi Steel Corp.	198,940	747,489
Aida Engineering Ltd.	58,200	477,690
Aisan Industry Co., Ltd.	64,400	587,728
Akebono Brake Industry Co., Ltd.(a)	252,500	799,044
Akita Bank Ltd. (The)	296,000	946,587
Alpen Co., Ltd.(a)	40,200	640,770
Amano Corp.	69,400	797,348
Anritsu Corp.(a)	154,965	938,084
AOKI Holdings, Inc.	59,400	720,646
Aoyama Trading Co., Ltd.	38,600	1,356,874
Arcs Co., Ltd.	36,700	689,475
Ariake Japan Co., Ltd.	30,400	1,186,657
Asahi Diamond Industrial Co., Ltd.(a)	52,700	475,671
Ashikaga Holdings Co., Ltd.	161,800	674,139
ASKUL Corp.	25,588	971,047
Autobacs Seven Co., Ltd.(a)	84,800	1,404,070
Avex Group Holdings, Inc.(a)	41,700	473,179
Axell Corp.	42,200	507,394

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
Azbil Corp.(a)	66,600	$1,679,389
Bando Chemical Industries Ltd.	142,000	547,773
Bank of Nagoya Ltd. (The)(a)	173,000	661,579
Bank of Saga Ltd. (The)	360,764	819,336
Bank of the Ryukyus Ltd.(a)	53,200	779,132
Belluna Co., Ltd.	146,800	800,404
Calsonic Kansei Corp.	132,000	984,227
Canon Electronics, Inc.	31,200	501,743
Capcom Co., Ltd.	33,200	652,274
Central Glass Co., Ltd.	228,000	993,746
Chiyoda Co., Ltd.(a)	35,400	1,133,545
Citizen Holdings Co., Ltd.(a)	172,000	1,183,384
Cleanup Corp.	80,400	588,072
Coca-Cola East Japan Co., Ltd.	49,200	792,442
Coca-Cola West Co., Ltd.	58,400	1,133,720
COMSYS Holdings Corp.(a)	78,400	930,863
CONEXIO Corp.	47,300	454,181
Daido Steel Co., Ltd.(a)	175,000	552,332
Daifuku Co., Ltd.(a)	59,900	817,739
Daiichikosho Co., Ltd.	35,900	1,269,457
Daikyo, Inc.(a)	668,000	1,126,673
Daio Paper Corp.(a)	48,000	393,571
Daishi Bank Ltd. (The)	326,000	1,527,040
Daiwabo Holdings Co., Ltd.	457,000	797,503
DCM Holdings Co., Ltd.	151,600	1,106,320
Denki Kagaku Kogyo K.K.	434,000	1,703,169
Doshisha Co., Ltd.(a)	36,500	667,737
Doutor Nichires Holdings Co., Ltd.(a)	38,100	583,119
Dynam Japan Holdings Co., Ltd.	1,347,851	1,669,585
Earth Chemical Co., Ltd.	26,700	1,014,361
Ebara Corp.(a)	306,000	1,124,202
EDION Corp.(a)	109,700	751,088
Eighteenth Bank Ltd. (The)	310,000	955,120
Exedy Corp.	27,900	615,936
Fancl Corp.(a)	50,200	717,592
Fields Corp.(a)	37,200	503,807
Foster Electric Co., Ltd.	33,985	675,642
France Bed Holdings Co., Ltd.	117,200	827,881
Fuji Corp., Ltd.(a)	130,000	729,428
Fuji Oil Co., Ltd.	42,200	546,153
Fujikura Ltd.	141,000	579,234
Fujimi, Inc.	50,241	675,809
Fujitec Co., Ltd.(a)	45,200	392,502
Fujitsu General Ltd.	41,000	443,669
Fukuyama Transporting Co., Ltd.(a)	117,000	630,109
Funai Soken Holdings, Inc.	83,900	1,190,916
Furukawa Co., Ltd.(a)	361,000	759,588
Fuso Pharmaceutical Industries Ltd.(a)	279,000	638,300
Geo Holdings Corp.(a)	113,600	1,810,733
Glory Ltd.	22,900	538,632
GMO Internet, Inc.	73,624	949,154
Goldcrest Co., Ltd.(a)	31,200	577,551
GS Yuasa Corp.(a)	268,000	1,006,972
Gulliver International Co., Ltd.(a)	64,940	592,114
Investments	Shares	Value
Gunze Ltd.	276,000	$831,929
H-One Co., Ltd.	97,600	517,480
H2O Retailing Corp.	39,700	748,819
Hakuto Co., Ltd.	72,694	759,929
Hanwa Co., Ltd.(a)	233,000	852,119
Heiwa Corp.	100,700	1,722,826
Heiwado Co., Ltd.	68,900	1,508,994
Higashi-Nippon Bank Ltd. (The)	353,000	1,155,396
Hiramatsu, Inc.	84,400	444,674
Hitachi Koki Co., Ltd.(a)	72,200	501,569
Hitachi Kokusai Electric, Inc.	65,000	683,296
Hitachi Maxell Ltd.(a)	54,200	780,654
Hitachi Transport System Ltd.	41,200	675,974
Hitachi Zosen Corp.	99,100	512,194
Hokkoku Bank Ltd. (The)	163,000	658,723
Hokuetsu Bank Ltd. (The)	294,000	596,518
Hokuetsu Kishu Paper Co., Ltd.(a)	190,500	1,032,309
Hokuto Corp.	33,200	597,664
Horiba Ltd.	24,400	886,236
Hosokawa Micron Corp.	126,000	601,778
Hyakujushi Bank Ltd. (The)	163,000	585,229
Idec Corp.	67,600	519,848
Inaba Denki Sangyo Co., Ltd.(a)	32,800	985,931
Inabata & Co., Ltd.	78,700	817,458
IT Holdings Corp.	46,900	1,058,495
Ito En Ltd.(a)	41,500	865,933
Itochu Enex Co., Ltd.	160,000	1,211,706
Itoham Foods, Inc.(a)	110,000	596,084
IwaiCosmo Holdings, Inc.(a)	43,100	489,425
Iwatani Corp.(a)	114,000	645,364
J-Oil Mills, Inc.	270,000	773,264
Japan Aviation Electronics Industry Ltd.	26,000	387,075
Japan Steel Works Ltd. (The)(a)	124,000	391,366
Japan Vilene Co., Ltd.(a)	117,000	1,163,504
Jimoto Holdings, Inc.	321,800	553,507
Juroku Bank Ltd. (The)	260,000	1,133,219
K’s Holdings Corp.(a)	35,700	1,117,814
kabu.com Securities Co., Ltd.(a)	477,200	1,538,005
Kaga Electronics Co., Ltd.	52,000	659,959
Kagoshima Bank Ltd. (The)(a)	110,000	890,911
Kamigumi Co., Ltd.	95,000	774,183
Kandenko Co., Ltd.	143,000	921,772
Kaneka Corp.	165,000	1,209,619
Kanematsu Corp.	348,000	485,250
Kansai Urban Banking Corp.	66,700	770,783
Kato Sangyo Co., Ltd.	37,200	802,612
Kawasaki Kisen Kaisha Ltd.(a)	789,000	1,726,030
Keiyo Bank Ltd. (The)	122,000	645,831
Kiyo Bank Ltd. (The)	74,291	1,186,026
Koatsu Gas Kogyo Co., Ltd.	123,000	663,449
Kohnan Shoji Co., Ltd.(a)	57,400	722,742
Kokuyo Co., Ltd.	102,500	1,082,641
Konaka Co., Ltd.	85,700	440,790
Kurabo Industries Ltd.	381,000	674,421

See Notes to Financial Statements.

92	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
KYB Co., Ltd.(a)	285,000	$749,593
Kyokuto Kaihatsu Kogyo Co., Ltd.	60,400	601,151
Kyokuto Securities Co., Ltd.(a)	63,500	846,737
KYORIN Holdings, Inc.	46,100	702,865
Kyosan Electric Manufacturing Co., Ltd.(a)	229,000	609,953
Kyoto Kimono Yuzen Co., Ltd.(a)	98,300	820,774
Kyowa Exeo Corp.	86,700	834,677
Lintec Corp.	52,230	1,093,313
Lion Corp.(a)	204,000	1,786,799
Maeda Road Construction Co., Ltd.	42,000	733,637
Makino Milling Machine Co., Ltd.(a)	61,000	380,470
Mandom Corp.	21,830	710,867
Maruha Nichiro Corp.(a)	38,200	547,651
Marusan Securities Co., Ltd.	146,800	1,481,912
Matsui Securities Co., Ltd.	310,600	2,676,401
Matsumotokiyoshi Holdings Co., Ltd.	35,600	1,572,446
Max Co., Ltd.	58,547	549,955
MegaChips Corp.(a)	42,200	404,153
Megmilk Snow Brand Co., Ltd.(a)	56,400	1,076,528
Meidensha Corp.(a)	193,000	572,079
Meitec Corp.	40,300	1,399,808
Mie Bank Ltd. (The)	320,056	708,177
Minato Bank Ltd. (The)	429,787	764,369
Ministop Co., Ltd.	37,200	844,544
Mirait Holdings Corp.	59,400	536,641
Misawa Homes Co., Ltd.	70,400	424,992
Mitsubishi Shokuhin Co., Ltd.(a)	31,200	709,890
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	320,000	459,567
Mitsui Home Co., Ltd.(a)	152,775	762,823
Mitsui Mining & Smelting Co., Ltd.	356,000	636,112
Mitsui-Soko Holdings Co., Ltd.(a)	235,000	682,837
Miura Co., Ltd.	74,800	862,512
Miyazaki Bank Ltd. (The)	215,000	725,254
Monex Group, Inc.(a)	198,138	484,736
Morinaga Milk Industry Co., Ltd.	218,000	904,655
Musashino Bank Ltd. (The)	28,200	1,013,660
NAC Co., Ltd.(a)	84,550	574,656
Nachi-Fujikoshi Corp.(a)	101,000	416,599
Nagaileben Co., Ltd.	31,200	575,727
Nagase & Co., Ltd.	83,500	966,317
Nankai Electric Railway Co., Ltd.	155,000	789,463
NDS Co., Ltd.	297,970	726,483
NEC Networks & System Integration Corp.(a)	37,100	660,746
NET One Systems Co., Ltd.(a)	121,200	684,100
Nichias Corp.	131,000	783,167
Nichiha Corp.	56,800	782,532
Nichirei Corp.	244,000	1,519,843
Nifco, Inc.(a)	38,300	1,303,156
Nihon House Holdings Co., Ltd.(a)	136,800	575,687
Nihon Kohden Corp.	43,800	723,387
Nihon Parkerizing Co., Ltd.(a)	59,500	483,889
Nihon Unisys Ltd.(a)	65,200	671,245
Nippo Corp.	39,000	662,673
Nippon Coke & Engineering Co., Ltd.	671,900	566,625
Investments	Shares	Value
Nippon Denko Co., Ltd.(a)	248,400	$445,923
Nippon Flour Mills Co., Ltd.	220,194	1,371,559
Nippon Kayaku Co., Ltd.(a)	73,000	757,033
Nippon Konpo Unyu Soko Co., Ltd.	51,600	907,788
Nippon Light Metal Holdings Co., Ltd.(a)	435,400	647,111
Nippon Paper Industries Co., Ltd.(a)	79,800	1,214,674
Nippon Road Co., Ltd. (The)	164,000	817,501
Nippon Shinyaku Co., Ltd.(a)	20,000	718,908
Nippon Soda Co., Ltd.	95,000	538,596
Nippon Steel & Sumikin Bussan Corp.(a)	269,736	795,030
Nippon Valqua Industries Ltd.	284,000	682,937
Nipro Corp.	177,691	1,818,972
Nishi-Nippon City Bank Ltd. (The)	587,000	1,602,714
Nishi-Nippon Railroad Co., Ltd.	236,000	1,152,757
Nishimatsu Construction Co., Ltd.	191,000	791,016
Nisshin Steel Co., Ltd.(a)	83,400	741,627
Nisshinbo Holdings, Inc.	66,000	741,753
Nissin Kogyo Co., Ltd.(a)	51,300	765,870
Nitta Corp.	21,200	507,320
Nitto Kogyo Corp.	33,900	590,734
Noevir Holdings Co., Ltd.	28,200	608,432
NOF Corp.(a)	81,000	553,233
Noritake Co., Ltd.	253,000	532,342
North Pacific Bank Ltd.	129,200	509,184
NS Solutions Corp.	37,200	1,565,466
NSD Co., Ltd.	74,400	910,703
Ohsho Food Service Corp.	21,200	700,973
Oiles Corp.(a)	32,200	476,151
Oita Bank Ltd. (The)(a)	138,000	571,519
Okabe Co., Ltd.(a)	73,400	617,770
Okamura Corp.	51,700	464,486
Oki Electric Industry Co., Ltd.(a)	522,000	810,688
OKUMA Corp.(a)	58,000	360,306
Okumura Corp.(a)	163,000	865,595
Okuwa Co., Ltd.	69,000	566,910
Onoken Co., Ltd.	61,400	522,411
Onward Holdings Co., Ltd.(a)	169,000	996,234
OSG Corp.(a)	54,200	1,020,507
Pal Co., Ltd.	21,400	618,244
Paltac Corp.	74,676	1,343,688
PanaHome Corp.(a)	83,000	536,400
Paramount Bed Holdings Co., Ltd.	19,500	578,007
Park24 Co., Ltd.	104,400	1,957,854
Plenus Co., Ltd.(a)	33,800	521,259
Relo Holdings, Inc.	10,199	992,947
Rengo Co., Ltd.(a)	221,000	852,520
Ricoh Leasing Co., Ltd.	20,200	544,784
Riso Kagaku Corp.	44,900	761,049
Rohto Pharmaceutical Co., Ltd.(a)	43,200	661,175
Ryobi Ltd.	201,000	748,516
Ryoden Trading Co., Ltd.	85,000	564,940
Ryosan Co., Ltd.	29,786	694,132
Saibu Gas Co., Ltd.	370,000	843,402
Saizeriya Co., Ltd.	41,900	946,699

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
San-Ai Oil Co., Ltd.	80,000	$545,735
San-In Godo Bank Ltd. (The)	118,000	1,149,802
Sanden Holdings Corp.(a)	111,000	343,848
Sangetsu Co., Ltd.	51,200	814,395
Sankyu, Inc.	255,000	1,228,531
Sanoh Industrial Co., Ltd.	102,600	609,098
Sanrio Co., Ltd.(a)	61,200	1,663,307
Sanwa Holdings Corp.	196,000	1,341,961
Sanyo Chemical Industries Ltd.	90,000	602,680
Sapporo Holdings Ltd.(a)	242,000	941,611
Sato Holdings Corp.(a)	32,400	601,929
Sawai Pharmaceutical Co., Ltd.	17,000	985,096
Seika Corp.	224,000	471,323
Seiko Holdings Corp.(a)	103,000	595,992
Seino Holdings Co., Ltd.	80,000	830,293
Sekisui Jushi Corp.	47,200	613,622
Senko Co., Ltd.(a)	167,000	1,171,294
Senshu Ikeda Holdings, Inc.	227,200	982,671
Senshukai Co., Ltd.(a)	103,600	647,905
Shikoku Bank Ltd. (The)	282,000	595,717
Shimachu Co., Ltd.(a)	33,200	725,735
Shinko Electric Industries Co., Ltd.(a)	103,800	581,554
Shinsho Corp.	221,680	418,317
Ship Healthcare Holdings, Inc.	43,200	927,015
Showa Corp.	87,400	693,274
Showa Denko K.K.(a)	804,000	879,422
SKY Perfect JSAT Holdings, Inc.	153,700	719,957
Sotetsu Holdings, Inc.(a)	384,000	2,093,700
Space Co., Ltd.	59,400	628,892
St. Marc Holdings Co., Ltd.	19,500	594,289
Star Micronics Co., Ltd.(a)	61,900	840,391
Starts Corp., Inc.	39,200	605,192
Starzen Co., Ltd.	21,900	572,346
Sumitomo Bakelite Co., Ltd.(a)	267,000	976,462
Sumitomo Forestry Co., Ltd.	79,500	885,509
Sumitomo Osaka Cement Co., Ltd.	310,000	1,097,483
Sumitomo Real Estate Sales Co., Ltd.	34,200	870,956
Sumitomo Riko Co., Ltd.	77,400	672,116
Sumitomo Warehouse Co., Ltd. (The)	174,295	838,258
T-Gaia Corp.	46,900	727,985
Tadano Ltd.	48,000	529,437
Taiyo Holdings Co., Ltd.	38,059	1,159,899
Takasago Thermal Engineering Co., Ltd.(a)	101,600	1,400,589
Takiron Co., Ltd.	122,000	498,126
Toagosei Co., Ltd.(a)	103,900	750,415
Tochigi Bank Ltd. (The)	115,000	628,940
Toda Corp.(a)	148,000	652,478
Toei Co., Ltd.	67,000	525,304
Toho Bank Ltd. (The)	294,000	1,085,025
Toho Holdings Co., Ltd.(a)	41,900	870,431
TOKAI Holdings Corp.	162,800	678,305
Tokai Rika Co., Ltd.	80,087	1,642,999
Tokyo Seimitsu Co., Ltd.	28,500	526,143
Tokyo TY Financial Group, Inc.	19,500	607,314
Investments	Shares	Value
Tokyotokeiba Co., Ltd.	248,000	$592,226
TOMONY Holdings, Inc.	153,390	596,833
Toppan Forms Co., Ltd.	107,400	1,269,807
Toshiba Machine Co., Ltd.	129,000	402,839
Toshiba TEC Corp.(a)	212,000	672,651
Toyo Ink SC Holdings Co., Ltd.	275,000	1,003,423
Toyo Securities Co., Ltd.	170,000	528,034
Toyobo Co., Ltd.(a)	822,694	1,112,816
Transcosmos, Inc.	25,200	612,299
TS Tech Co., Ltd.	31,900	865,654
Tsubakimoto Chain Co.	71,000	442,842
Tsugami Corp.(a)	74,247	273,393
Tsumura & Co.(a)	59,400	1,287,045
UACJ Corp.(a)	305,540	487,272
Ube Industries Ltd.(a)	672,000	1,167,086
Union Tool Co.	14,000	337,010
Unipres Corp.	25,100	475,740
United Arrows Ltd.(a)	27,800	1,146,679
Universal Entertainment Corp.(a)	41,800	735,029
Unizo Holdings Co., Ltd.(a)	24,300	1,016,516
UNY Group Holdings Co., Ltd.(a)	185,600	1,165,376
Ushio, Inc.(a)	67,400	806,448
Valor Co., Ltd.	49,500	1,239,515
Vital KSK Holdings, Inc.	90,400	609,133
Wacoal Holdings Corp.	80,000	953,868
Wacom Co., Ltd.(a)	227,500	835,803
Wakita & Co., Ltd.	61,400	553,172
Yamazen Corp.	88,000	723,751
Yuasa Trading Co., Ltd.	36,600	750,244
Yumeshin Holdings Co., Ltd.(a)	116,600	687,343
Zenrin Co., Ltd.(a)	43,500	585,133
Zeon Corp.	75,000	589,279

Total Japan		267,045,654
Netherlands – 1.2%
Accell Group	44,352	947,086
Amsterdam Commodities N.V.	46,234	1,057,978
Arcadis N.V.	68,644	1,609,484
BE Semiconductor Industries N.V.(a)	81,754	1,263,921
Beter Bed Holding N.V.	24,504	544,316
BinckBank N.V.	113,555	933,176
Brunel International N.V.(a)	79,201	1,339,825
Kendrion N.V.	23,880	578,436
NSI N.V.	430,896	1,666,141
TKH Group N.V. CVA	39,639	1,431,612
USG People N.V.	57,279	779,080

Total Netherlands		12,151,055
New Zealand – 4.2%
Air New Zealand Ltd.	2,324,130	3,649,961
Ebos Group Ltd.	225,786	1,799,664
Fisher & Paykel Healthcare Corp., Ltd.	714,329	3,244,389
Fonterra Co-operative Group Ltd.(a)	213,072	741,484
Freightways Ltd.	231,944	823,479
Genesis Energy Ltd.(a)	3,755,676	4,396,585

See Notes to Financial Statements.

94	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
Heartland New Zealand Ltd.(a)	1,141,290	$817,693
Infratil Ltd.(a)	1,026,051	2,008,476
Kathmandu Holdings Ltd.(a)	1,110,440	994,488
Kiwi Property Group Ltd.	2,285,580	1,878,780
Mainfreight Ltd.	73,136	708,794
Meridian Energy Ltd.	2,935,340	3,943,247
Nuplex Industries Ltd.	359,756	895,229
Restaurant Brands New Zealand Ltd.	278,592	702,168
Skellerup Holdings Ltd.	978,715	807,648
Sky Network Television Ltd.(a)	822,686	2,447,165
SKYCITY Entertainment Group Ltd.	1,012,901	2,423,343
Tower Ltd.	585,789	749,458
Trade Me Group Ltd.(a)	918,372	2,150,186
TrustPower Ltd.	696,280	3,304,944
Z Energy Ltd.	885,801	3,756,868

Total New Zealand		42,244,049
Norway – 3.6%
ABG Sundal Collier Holding ASA	1,595,054	1,267,816
Aker ASA Class A	164,788	2,859,159
Aker Solutions ASA	345,612	1,192,827
American Shipping ASA*	1,985	9,308
Atea ASA*	272,084	2,495,964
Austevoll Seafood ASA	359,723	2,235,090
Borregaard ASA	123,942	744,669
Entra ASA(b)	239,848	1,933,124
Kongsberg Gruppen ASA(a)	117,548	1,695,006
Kvaerner ASA	2,827,477	1,299,380
Leroy Seafood Group ASA	84,579	3,034,135
Ocean Yield ASA	367,632	2,801,416
Petroleum Geo-Services ASA	155,840	597,965
Protector Forsikring ASA	126,498	889,787
Salmar ASA	334,888	5,280,473
Selvaag Bolig ASA	225,405	665,909
SpareBank 1 Nord Norge	220,999	937,886
SpareBank 1 SMN	152,765	967,094
Tomra Systems ASA	141,360	1,325,768
Veidekke ASA	186,721	2,085,015
Wilh. Wilhelmsen ASA	360,154	1,545,327
XXL ASA(b)	95,480	929,055

Total Norway		36,792,173
Portugal – 0.7%
Altri, SGPS, S.A.	153,216	616,211
CTT-Correios de Portugal S.A.	225,119	2,505,100
REN – Redes Energeticas Nacionais, SGPS, S.A.	752,584	2,251,392
Semapa-Sociedade de Investimento e Gestao	110,416	1,427,872

Total Portugal		6,800,575
Singapore – 3.4%
Accordia Golf Trust	3,704,200	1,641,217
Asian Pay Television Trust	5,725,400	3,160,869
Chip Eng Seng Corp., Ltd.	2,265,778	972,027
Cosco Corp. Singapore Ltd.†(a)	1,629,000	429,619
CWT Ltd.(a)	649,476	904,397
Investments	Shares	Value
Dyna-Mac Holdings Ltd.	5,053,900	$622,007
First Resources Ltd.(a)	1,013,600	1,169,072
GuocoLand Ltd.	597,200	774,903
Ho Bee Land Ltd.	493,200	676,377
Hyflux Ltd.(a)	1,426,200	692,087
Keppel Infrastructure Trust	3,759,200	1,387,988
Lian Beng Group Ltd.	2,407,200	880,332
Low Keng Huat Singapore Ltd.	1,827,000	700,271
M1 Ltd.	1,513,200	3,001,072
OSIM International Ltd.(a)	1,000,500	1,143,408
Pacc Offshore Services Holdings Ltd.	3,577,200	805,052
Pacific Radiance Ltd.(a)	2,493,342	552,361
Petra Foods Ltd.	450,203	794,718
QAF Ltd.	743,000	530,378
Raffles Education Corp., Ltd.	2,453,800	474,573
Raffles Medical Group Ltd.(a)	379,000	1,204,782
Religare Health Trust	1,960,432	1,309,804
Rotary Engineering Ltd.	1,842,300	440,525
Sheng Siong Group Ltd.	1,605,800	931,701
SMRT Corp., Ltd.(a)	954,500	876,027
Super Group Ltd.(a)	1,179,300	638,625
Swissco Holdings Ltd.(a)	2,238,200	377,782
UMS Holdings Ltd.	2,215,167	786,736
United Engineers Ltd.	829,789	1,120,469
UOB-Kay Hian Holdings Ltd.	551,900	564,747
Venture Corp., Ltd.	519,344	3,027,893
Wee Hur Holdings Ltd.	2,683,699	547,347
Wing Tai Holdings Ltd.(a)	704,000	826,837
Yanlord Land Group Ltd.(a)	1,091,000	778,792

Total Singapore		34,744,795
Spain – 0.7%
Cie Automotive S.A.(a)	92,907	1,290,120
Duro Felguera S.A.	467,936	1,081,230
Ence Energia y Celulosa S.A.	267,656	864,942
Faes Farma S.A.	170,756	447,925
Indra Sistemas S.A.(a)	193,476	2,002,451
Obrascon Huarte Lain S.A.(a)	86,813	1,139,602
Papeles y Cartones de Europa S.A.	115,830	555,323
Pescanova S.A.*†(a)	7,082	0

Total Spain		7,381,593
Sweden – 5.8%
Acando AB	530,148	834,376
AF AB Class B(a)	93,428	1,289,404
Atrium Ljungberg AB Class B(a)	116,747	1,762,261
Avanza Bank Holding AB	19,648	804,704
Betsson AB*	85,523	1,435,742
Bilia AB Class A	100,661	2,010,328
Castellum AB	238,708	3,349,918
Clas Ohlson AB Class B	93,291	1,423,772
Com Hem Holding AB	73,088	609,571
Duni AB	89,960	1,319,305
Elekta AB Class B(a)	474,736	3,149,982
Fabege AB	234,600	3,432,127

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
Haldex AB	43,728	$458,810
HIQ International AB*	137,412	747,103
Holmen AB Class B	61,358	1,715,556
Indutrade AB	34,189	1,558,409
Intrum Justitia AB	71,852	2,478,438
JM AB	92,112	2,468,899
KappAhl AB	154,248	395,411
KNOW IT AB	110,724	676,591
Kungsleden AB	167,269	1,121,834
Lifco AB Class B	33,188	722,162
Lindab International AB	72,060	533,122
Loomis AB Class B(a)	74,926	1,957,337
Mekonomen AB(a)	54,869	1,269,169
Modern Times Group MTG AB Class B(a)	101,936	2,614,320
NCC AB Class B	128,608	3,870,331
NetEnt AB*	20,572	1,141,792
Nobia AB	106,622	1,297,966
Nolato AB Class B	43,511	1,089,455
Nordnet AB Class B	187,432	699,486
Peab AB	343,283	2,375,994
Platzer Fastigheter Holding AB Class B	122,022	504,845
Proffice AB Class B	246,261	546,134
Ratos AB Class B(a)	386,364	2,324,067
Scandi Standard AB	91,388	494,693
SkiStar AB	59,032	837,578
Sweco AB Class B(a)	93,738	1,296,476
Wihlborgs Fastigheter AB	104,108	1,861,942

Total Sweden		58,479,410
Switzerland – 1.6%
Allreal Holding AG Registered Shares*	22,861	2,983,090
Ascom Holding AG Registered Shares	44,198	811,948
BKW AG	59,325	2,258,612
Cembra Money Bank AG*	52,605	3,101,062
Daetwyler Holding AG Bearer Shares(a)	8,738	1,182,237
EFG International AG*	29,348	312,373
Gategroup Holding AG*	20,810	699,630
Implenia AG Registered Shares	21,179	1,044,753
Kudelski S.A. Bearer Shares	50,822	694,375
Mobilezone Holding AG Registered Shares	44,814	612,288
Swissquote Group Holding S.A. Registered Shares	16,135	353,381
Tecan Group AG Registered Shares	6,281	881,950
Temenos Group AG Registered Shares*	27,650	1,131,921

Total Switzerland		16,067,620
United Kingdom – 17.4%
A.G.BARR PLC	86,826	689,821
Abcam PLC	109,243	961,415
Acacia Mining PLC	226,605	851,260
Al Noor Hospitals Group PLC	55,514	701,309
Alent PLC	228,458	1,681,836
Assura PLC	801,836	664,983
Assura PLC (Entitlement Shares)*	160,367	11,539
AVEVA Group PLC(a)	28,258	871,485
Investments	Shares	Value
Bank of Georgia Holdings PLC	48,799	$1,333,486
BBA Aviation PLC	535,316	2,170,699
Big Yellow Group PLC	159,932	1,753,941
Bodycote PLC	309,677	2,584,648
Bovis Homes Group PLC	144,689	2,207,018
Brammer PLC(a)	176,187	691,217
Brewin Dolphin Holdings PLC	280,204	1,090,808
Card Factory PLC	184,744	1,096,977
Carillion PLC(a)	845,252	3,862,802
Central Asia Metals PLC	316,144	755,432
Chesnara PLC	247,982	1,263,997
Chime Communications PLC	115,890	638,104
Cineworld Group PLC	235,647	1,981,052
Computacenter PLC	119,222	1,365,272
Concentric AB	42,820	496,509
Connect Group PLC	458,272	1,089,843
Costain Group PLC	186,590	1,025,973
Countrywide PLC	201,927	1,535,462
Cranswick PLC	52,099	1,259,515
Crest Nicholson Holdings PLC	246,841	2,134,983
Dairy Crest Group PLC(a)	238,105	2,194,674
Darty PLC	804,742	1,176,318
De La Rue PLC	259,953	1,896,957
Debenhams PLC	1,870,569	2,238,421
Dechra Pharmaceuticals PLC	80,569	1,145,973
Development Securities PLC	140,969	523,155
Devro PLC	209,533	936,301
Diploma PLC	100,822	1,015,589
Domino’s Pizza Group PLC	179,311	2,411,908
Drax Group PLC(a)	492,100	1,818,797
E2V Technologies PLC	326,017	1,121,004
Electrocomponents PLC	807,750	2,191,359
Elementis PLC	276,571	935,065
EMIS Group PLC	64,000	1,017,912
esure Group PLC	587,948	2,208,674
Fenner PLC	487,567	1,216,748
Ferrexpo PLC	1,325,225	712,621
Fidessa Group PLC	49,143	1,335,442
Foxtons Group PLC	203,338	730,591
Galliford Try PLC	99,071	2,380,075
GAME Digital PLC(a)	164,788	556,012
Genus PLC	43,891	944,071
Go-Ahead Group PLC	73,442	2,732,208
Greggs PLC	109,948	1,806,999
Halfords Group PLC	272,336	1,905,022
Hargreaves Services PLC	135,428	704,141
Helical Bar PLC	171,077	1,063,117
HellermannTyton Group PLC	105,344	744,872
Hill & Smith Holdings PLC	130,817	1,393,030
Hilton Food Group PLC	96,856	671,394
Home Retail Group PLC	703,208	1,448,651
HomeServe PLC	394,641	2,425,801
Hunting PLC	201,432	1,223,222
Infinis Energy PLC(a)	449,920	916,639

See Notes to Financial Statements.

96	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2015

Investments	Shares	Value
Interserve PLC	185,303	$1,611,147
ITE Group PLC	428,597	915,396
J D Wetherspoon PLC	76,671	854,771
James Fisher & Sons PLC	31,778	448,144
James Halstead PLC	205,342	1,284,603
John Menzies PLC	103,593	648,461
Johnson Service Group PLC	444,941	586,358
Just Retirement Group PLC	298,676	741,063
Just Retirement Group PLC (Entitlement Shares)*	37,882	2,754
Kcom Group PLC	1,057,007	1,424,980
Keller Group PLC	57,292	750,239
Kier Group PLC	125,075	2,557,674
Ladbrokes PLC	2,687,610	3,896,001
Laird PLC	488,077	2,783,519
Lookers PLC	378,546	955,862
LSL Property Services PLC	138,012	716,009
Marshalls PLC	237,866	1,285,577
Marston’s PLC	1,075,448	2,441,923
McColl’s Retail Group PLC	257,216	576,634
Mears Group PLC	98,004	573,023
Mitie Group PLC	423,004	1,955,555
Moneysupermarket.com Group PLC	788,824	4,038,664
Morgan Advanced Materials PLC	267,950	1,145,791
Morgan Sindall Group PLC	68,133	761,649
N Brown Group PLC(a)	443,385	2,056,492
National Express Group PLC	708,589	3,056,858
NCC Group PLC(a)	231,999	962,892
NMC Health PLC	91,044	1,148,781
Northgate PLC	70,314	483,440
Nostrum Oil & Gas PLC	198,164	1,388,281
Novae Group PLC	125,297	1,641,715
Numis Corp. PLC	198,392	706,209
Pace PLC	124,233	678,396
Pan African Resources PLC	7,550,887	857,828
PayPoint PLC	94,596	1,464,416
Pendragon PLC	1,221,598	767,922
Photo-Me International PLC	375,333	894,022
Polar Capital Holdings PLC	216,787	1,228,955
Premier Farnell PLC	766,339	1,215,950
PZ Cussons PLC(a)	313,768	1,380,688
QinetiQ Group PLC	445,690	1,522,370
Rank Group PLC	391,476	1,585,058
Redde PLC	535,628	1,306,261
Redrow PLC	98,216	678,701
Restaurant Group PLC (The)	170,974	1,748,134
Ricardo PLC	60,194	802,374
RPC Group PLC	264,872	2,541,696
RPS Group PLC	326,424	1,111,278
RWS Holdings PLC	345,916	733,567
Safestore Holdings PLC	170,480	761,146
Savills PLC	110,938	1,533,395
Schroders PLC Non-Voting Shares	62,635	2,052,176
Senior PLC	234,142	890,922
Shanks Group PLC	406,385	564,787
Investments	Shares	Value
SIG PLC	442,775	$1,164,324
Soco International PLC	736,600	1,760,119
Spirent Communications PLC	658,960	753,610
St. Modwen Properties PLC	102,511	645,027
SThree PLC	159,438	839,243
Synthomer PLC(a)	284,690	1,467,059
Ted Baker PLC	22,884	1,111,660
Telecom Plus PLC(a)	154,832	2,619,720
TT electronics PLC	286,216	576,616
Tullett Prebon PLC	364,493	2,064,361
Tyman PLC	158,280	665,918
Ultra Electronics Holdings PLC	44,150	1,145,589
Unite Group PLC (The)	98,157	970,902
Vesuvius PLC	375,941	2,006,765
WS Atkins PLC	93,519	1,966,212
Xchanging PLC	339,608	549,145
Zoopla Property Group PLC(a)(b)	133,980	423,955

Total United Kingdom		175,964,881
TOTAL COMMON STOCKS (Cost: $1,015,547,854)		1,002,223,574
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	31,782	1,711,461
WisdomTree Japan SmallCap Dividend Fund(a)(c)	27,174	1,451,091
TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,220,906)		3,162,552
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.5%
United States – 16.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(d)
(Cost: $166,511,236)(e)	166,511,236	166,511,236
TOTAL INVESTMENTS IN SECURITIES – 115.9% (Cost: $1,185,279,996)		1,171,897,362
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.9)%		(160,585,717)

NET ASSETS – 100.0%		$1,011,311,645
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $429,619, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(e)

At September 30, 2015, the total market value of the Fund’s securities on loan was $161,159,534 and the total market value of the collateral held by the Fund was $170,166,402. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,655,166.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	97

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.4%
Japan – 100.4%
Auto Components – 16.8%
Aisin Seiki Co., Ltd.	750	$25,049
Bridgestone Corp.	2,452	84,473
Calsonic Kansei Corp.	711	5,301
Denso Corp.	1,818	76,445
Eagle Industry Co., Ltd.	100	1,775
Exedy Corp.(a)	162	3,576
FCC Co., Ltd.	168	2,684
HI-LEX Corp.	100	2,922
Keihin Corp.	177	2,492
Koito Manufacturing Co., Ltd.	536	17,387
KYB Co., Ltd.	1,106	2,909
Mitsuba Corp.	177	2,359
NGK Spark Plug Co., Ltd.	637	14,515
NHK Spring Co., Ltd.	913	8,805
Nifco, Inc.(a)	209	7,111
Nissin Kogyo Co., Ltd.(a)	168	2,508
NOK Corp.	465	9,990
Pacific Industrial Co., Ltd.	200	1,989
Sanden Holdings Corp.	720	2,230
Stanley Electric Co., Ltd.	668	13,247
Sumitomo Electric Industries Ltd.	2,919	37,132
Sumitomo Rubber Industries Ltd.	767	10,605
Tokai Rika Co., Ltd.	224	4,595
Topre Corp.	179	3,441
Toyo Tire & Rubber Co., Ltd.	429	9,235
Toyoda Gosei Co., Ltd.	326	6,378
Toyota Boshoku Corp.(a)	356	6,007
TPR Co., Ltd.	115	2,605
TS Tech Co., Ltd.	190	5,156
Unipres Corp.	163	3,090
Yokohama Rubber Co., Ltd. (The)	549	9,631

Total Auto Components		385,642
Automobiles – 33.9%
Daihatsu Motor Co., Ltd.	782	9,017
Fuji Heavy Industries Ltd.	2,357	84,290
Honda Motor Co., Ltd.	6,530	192,959
Isuzu Motors Ltd.	2,436	24,306
Mazda Motor Corp.	2,336	36,669
Mitsubishi Motors Corp.	2,953	22,487
Nissan Motor Co., Ltd.	9,053	82,695
Nissan Shatai Co., Ltd.	362	3,981
Suzuki Motor Corp.	1,709	52,255
Toyota Motor Corp.	4,229	246,152
Yamaha Motor Co., Ltd.	1,130	22,559

Total Automobiles		777,370
Building Products – 5.2%
Aica Kogyo Co., Ltd.	250	4,983
Asahi Glass Co., Ltd.	4,538	26,410
Bunka Shutter Co., Ltd.	236	1,689
Central Glass Co., Ltd.	780	3,400
Investments	Shares	Value
Daikin Industries Ltd.	1,143	$63,714
Nippon Sheet Glass Co., Ltd.*	3,653	3,080
Nitto Boseki Co., Ltd.	966	2,879
Noritz Corp.	176	2,638
Sanwa Holdings Corp.	935	6,402
Takasago Thermal Engineering Co., Ltd.(a)	212	2,922

Total Building Products		118,117
Chemicals – 1.6%
Kansai Paint Co., Ltd.	1,485	20,112
Nippon Paint Holdings Co., Ltd.	720	12,510
Toyo Ink SC Holdings Co., Ltd.	831	3,032

Total Chemicals		35,654
Construction & Engineering – 1.8%
COMSYS Holdings Corp.	576	6,839
JGC Corp.	1,064	14,068
Kandenko Co., Ltd.	563	3,629
Kyowa Exeo Corp.	379	3,649
Kyudenko Corp.	226	3,750
Mirait Holdings Corp.	219	1,978
Nippon Densetsu Kogyo Co., Ltd.	201	3,592
Taikisha Ltd.	159	3,584

Total Construction & Engineering		41,089
Electrical Equipment – 7.5%
Daihen Corp.	470	2,213
Fuji Electric Co., Ltd.	2,547	9,187
Fujikura Ltd.	1,602	6,581
Furukawa Electric Co., Ltd.(a)	3,095	4,858
GS Yuasa Corp.(a)	1,167	4,385
Mitsubishi Electric Corp.	7,810	71,080
Nidec Corp.	952	65,070
Nitto Kogyo Corp.	100	1,743
Ushio, Inc.	535	6,401

Total Electrical Equipment		171,518
Machinery – 27.9%
Aida Engineering Ltd.	262	2,150
Amada Holdings Co., Ltd.	1,595	12,093
Asahi Diamond Industrial Co., Ltd.(a)	349	3,150
CKD Corp.	210	1,724
Daifuku Co., Ltd.	438	5,980
DMG Mori Co., Ltd.	416	5,248
Ebara Corp.	1,792	6,584
FANUC Corp.	704	107,659
Fuji Machine Manufacturing Co., Ltd.(a)	300	2,625
Fujitec Co., Ltd.	240	2,084
Furukawa Co., Ltd.(a)	1,714	3,607
Glory Ltd.	231	5,433
Hino Motors Ltd.	1,100	11,141
Hitachi Construction Machinery Co., Ltd.(a)	358	4,774
Hitachi Zosen Corp.	553	2,858
Hoshizaki Electric Co., Ltd.	239	16,663
IHI Corp.(a)	4,925	12,583
Japan Steel Works Ltd. (The)	1,703	5,375

See Notes to Financial Statements.

98	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2015

Investments	Shares	Value
JTEKT Corp.	925	$12,852
Kawasaki Heavy Industries Ltd.	5,974	20,501
Komatsu Ltd.	3,423	50,088
Kubota Corp.	4,217	57,587
Kurita Water Industries Ltd.	400	8,460
Makino Milling Machine Co., Ltd.	399	2,489
Makita Corp.	449	23,731
Meidensha Corp.	1,039	3,080
Minebea Co., Ltd.(a)	1,652	17,394
Mitsubishi Heavy Industries Ltd.	12,325	54,789
Mitsui Engineering & Shipbuilding Co., Ltd.	3,547	5,094
Miura Co., Ltd.	400	4,612
Nabtesco Corp.	328	5,951
Nachi-Fujikoshi Corp.	818	3,374
NGK Insulators Ltd.	1,313	24,963
Nitta Corp.	100	2,393
NSK Ltd.	1,853	17,839
NTN Corp.	2,059	8,424
Obara Group, Inc.	45	1,760
OKUMA Corp.	556	3,454
OSG Corp.	364	6,854
Ryobi Ltd.	600	2,234
Shinmaywa Industries Ltd.	351	3,523
SMC Corp.	262	56,998
Star Micronics Co., Ltd.	149	2,023
Sumitomo Heavy Industries Ltd.	2,327	9,151
Tadano Ltd.	412	4,544
Takeuchi Manufacturing Co., Ltd.	100	1,737
Takuma Co., Ltd.	300	2,257
THK Co., Ltd.	282	4,460
Tsubakimoto Chain Co.	574	3,580

Total Machinery		637,927
Metals & Mining – 5.7%
Daido Steel Co., Ltd.	1,711	5,400
Hitachi Metals Ltd.	698	8,060
JFE Holdings, Inc.	2,122	27,684
Kobe Steel Ltd.	12,106	13,040
Nippon Steel & Sumitomo Metal Corp.	3,564	64,533
Nisshin Steel Co., Ltd.	400	3,557
Sanyo Special Steel Co., Ltd.	720	2,723
Tokyo Steel Manufacturing Co., Ltd.	369	2,006
Yamato Kogyo Co., Ltd.	191	3,812

Total Metals & Mining		130,815
TOTAL COMMON STOCKS (Cost: $2,766,165)		2,298,132
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $55,905)(c)	55,905	$55,905
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $2,822,070)		2,354,037
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.8)%		(64,629)

NET ASSETS – 100.0%		$2,289,408
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $53,131 and the total market value of the collateral held by the Fund was $55,905.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	99

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.4%
Japan – 100.4%
Air Freight & Logistics – 0.0%
Kintetsu World Express, Inc.	231,400	$4,061,310
Yusen Logistics Co., Ltd.	147,200	1,503,157

Total Air Freight & Logistics		5,564,467
Airlines – 0.9%
Japan Airlines Co., Ltd.	3,882,400	136,636,881
Auto Components – 7.3%
Aisan Industry Co., Ltd.	223,800	2,042,445
Aisin Seiki Co., Ltd.	2,275,608	76,002,438
Bridgestone Corp.	8,590,485	295,949,076
Calsonic Kansei Corp.	1,837,000	13,697,165
Daido Metal Co., Ltd.	496,200	4,109,969
Denso Corp.	6,552,079	275,508,453
Eagle Industry Co., Ltd.	373,800	6,635,484
Exedy Corp.	409,415	9,038,477
FCC Co., Ltd.(a)	461,100	7,365,126
Keihin Corp.	587,334	8,268,235
Koito Manufacturing Co., Ltd.	549,301	17,818,514
KYB Co., Ltd.(a)	594,000	1,562,310
NGK Spark Plug Co., Ltd.(a)	966,864	22,031,243
NHK Spring Co., Ltd.	1,752,000	16,896,088
Nifco, Inc.(a)	461,845	15,714,260
NOK Corp.	833,800	17,913,142
Pacific Industrial Co., Ltd.(a)	926,200	9,210,572
Press Kogyo Co., Ltd.(a)	1,843,200	7,002,513
Sanden Holdings Corp.(a)	2,005,000	6,210,955
Showa Corp.	929,800	7,375,360
Stanley Electric Co., Ltd.(a)	931,407	18,470,268
Sumitomo Electric Industries Ltd.	5,353,083	68,095,203
Sumitomo Rubber Industries Ltd.	2,794,391	38,638,262
Tokai Rika Co., Ltd.	1,152,014	23,633,769
Topre Corp.	498,600	9,583,578
Toyo Tire & Rubber Co., Ltd.	1,272,100	27,382,573
Toyoda Gosei Co., Ltd.	750,100	14,674,440
Toyota Boshoku Corp.(a)	854,136	14,413,300
TPR Co., Ltd.	263,994	5,980,176
TS Tech Co., Ltd.	475,232	12,896,122
Unipres Corp.	373,400	7,077,343
Yokohama Rubber Co., Ltd. (The)	1,635,600	28,692,820

Total Auto Components		1,089,889,679
Automobiles – 14.1%
Daihatsu Motor Co., Ltd.(a)	3,117,669	35,949,576
Fuji Heavy Industries Ltd.	4,795,467	171,494,052
Honda Motor Co., Ltd.(a)	15,718,147	464,463,927
Isuzu Motors Ltd.	5,922,300	59,091,959
Mazda Motor Corp.(a)	1,240,615	19,474,439
Mitsubishi Motors Corp.	4,840,201	36,857,707
Nissan Motor Co., Ltd.(a)	49,451,004	451,712,925
Suzuki Motor Corp.	1,487,636	45,486,770
Toyota Motor Corp.	13,210,275	768,912,679
Investments	Shares	Value
Yamaha Motor Co., Ltd.(a)	2,354,700	$47,009,458

Total Automobiles		2,100,453,492
Banks – 8.3%
Mitsubishi UFJ Financial Group, Inc.	117,686,022	703,964,148
Mizuho Financial Group, Inc.(a)	283,405,144	527,457,993

Total Banks		1,231,422,141
Beverages – 1.1%
Kirin Holdings Co., Ltd.	8,034,245	105,019,084
Suntory Beverage & Food Ltd.	1,489,500	57,022,982

Total Beverages		162,042,066
Building Products – 1.2%
Aica Kogyo Co., Ltd.	571,000	11,380,428
Asahi Glass Co., Ltd.(a)	11,294,735	65,732,312
Central Glass Co., Ltd.	1,765,000	7,692,815
Daikin Industries Ltd.(a)	1,323,249	73,761,202
Noritz Corp.	602,400	9,028,581
Sanwa Holdings Corp.	2,025,231	13,866,233

Total Building Products		181,461,571
Capital Markets – 1.5%
Monex Group, Inc.(a)	2,133,296	5,219,018
Nomura Holdings, Inc.	37,023,945	212,718,044

Total Capital Markets		217,937,062
Chemicals – 5.9%
ADEKA Corp.	894,000	11,361,149
Asahi Kasei Corp.	10,024,522	70,309,343
Daicel Corp.	2,098,242	25,613,742
Denki Kagaku Kogyo K.K.	6,138,076	24,087,970
DIC Corp.	7,254,538	16,173,019
Fujimi, Inc.	571,900	7,692,823
Hitachi Chemical Co., Ltd.(a)	1,348,915	18,482,608
JSR Corp.(a)	2,030,600	29,128,467
Kaneka Corp.	2,334,000	17,110,608
Kansai Paint Co., Ltd.(a)	906,000	12,270,129
Kuraray Co., Ltd.	2,739,837	33,994,888
Kureha Corp.(a)	1,188,000	4,255,433
Lintec Corp.	778,347	16,292,873
Mitsubishi Chemical Holdings Corp.	11,762,063	61,017,574
Mitsubishi Gas Chemical Co., Inc.	2,596,564	11,924,270
Mitsui Chemicals, Inc.(a)	4,364,079	13,883,139
Nippon Kayaku Co., Ltd.(a)	1,740,000	18,044,337
Nippon Paint Holdings Co., Ltd.(a)	853,400	14,828,417
Nippon Shokubai Co., Ltd.(a)	221,200	14,960,297
Nippon Soda Co., Ltd.	1,020,000	5,782,825
Nippon Synthetic Chemical Industry Co., Ltd. (The)	1,077,000	6,708,487
Nissan Chemical Industries Ltd.(a)	1,084,753	23,721,188
Nitto Denko Corp.	1,071,774	63,761,447
NOF Corp.	922,000	6,297,299
Sanyo Chemical Industries Ltd.	1,167,000	7,814,754
Shin-Etsu Chemical Co., Ltd.(a)	2,128,879	108,696,991
Showa Denko K.K.(a)	5,972,312	6,532,567
Sumitomo Bakelite Co., Ltd.	3,950,000	14,445,790

See Notes to Financial Statements.

100	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2015

Investments	Shares	Value
Sumitomo Chemical Co., Ltd.	9,182,485	$46,155,855
Taiyo Holdings Co., Ltd.	236,526	7,208,449
Taiyo Nippon Sanso Corp.(a)	1,580,953	14,942,920
Teijin Ltd.	5,870,000	17,742,579
Toray Industries, Inc.(a)	7,943,318	68,347,090
Tosoh Corp.(a)	3,090,614	14,786,639
Toyobo Co., Ltd.	10,422,513	14,098,001
Ube Industries Ltd.	12,967,000	22,520,235
Zeon Corp.	893,000	7,016,349

Total Chemicals		878,010,551
Commercial Services & Supplies – 0.1%
Pilot Corp.	82,000	3,372,020
Sato Holdings Corp.	360,767	6,702,347

Total Commercial Services & Supplies		10,074,367
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	1,026,000	10,785,572
Construction & Engineering – 0.1%
JGC Corp.(a)	582,416	7,700,545
Construction Materials – 0.2%
Taiheiyo Cement Corp.	9,059,000	27,079,046
Containers & Packaging – 0.1%
Fuji Seal International, Inc.(a)	266,491	7,654,399
Electrical Equipment – 1.7%
Denyo Co., Ltd.	79,900	1,260,894
Fuji Electric Co., Ltd.	4,474,869	16,141,138
Fujikura Ltd.	1,568,577	6,443,785
Furukawa Electric Co., Ltd.	2,852,000	4,476,901
GS Yuasa Corp.(a)	1,748,920	6,571,319
Mitsubishi Electric Corp.	14,540,114	132,331,852
Nidec Corp.	910,158	62,209,772
Sanyo Denki Co., Ltd.	725,000	4,316,161
Tatsuta Electric Wire and Cable Co., Ltd.	1,817,800	6,587,277
Ushio, Inc.(a)	744,109	8,903,337

Total Electrical Equipment		249,242,436
Electronic Equipment, Instruments & Components – 4.9%
Alps Electric Co., Ltd.	14,500	406,191
Amano Corp.	776,733	8,924,015
Anritsu Corp.(a)	2,468,700	14,944,329
Canon Electronics, Inc.	643,000	10,340,400
Citizen Holdings Co., Ltd.(a)	1,896,185	13,046,019
Enplas Corp.(a)	177,948	6,136,394
Hakuto Co., Ltd.	586,619	6,132,401
Hamamatsu Photonics K.K.	847,200	19,099,403
Hirose Electric Co., Ltd.(a)	237,800	25,752,649
Hitachi High-Technologies Corp.	870,919	18,739,684
Hitachi Ltd.	27,772,028	139,341,307
Horiba Ltd.	312,200	11,339,457
Ibiden Co., Ltd.(a)	1,052,301	13,733,115
Japan Aviation Electronics Industry Ltd.	309,000	4,600,234
Keyence Corp.	98,510	43,758,460
Koa Corp.	312,446	2,705,352
Kyocera Corp.	2,231,318	101,724,179
Investments	Shares	Value
Murata Manufacturing Co., Ltd.	964,956	$123,837,296
Nichicon Corp.(a)	788,300	5,640,822
Nippon Electric Glass Co., Ltd.(a)	3,166,301	15,228,066
Oki Electric Industry Co., Ltd.	5,132,309	7,970,688
Omron Corp.	1,157,700	34,654,152
Ryosan Co., Ltd.	424,845	9,900,575
Sanshin Electronics Co., Ltd.(a)	586,554	5,950,512
Shimadzu Corp.	1,290,000	18,472,425
Siix Corp.(a)	331,200	8,586,616
TDK Corp.	520,168	29,229,997
Topcon Corp.	250,800	3,268,892
UKC Holdings Corp.	149,399	2,851,635
Yaskawa Electric Corp.(a)	1,318,600	13,343,992
Yokogawa Electric Corp.(a)	1,113,638	11,595,262

Total Electronic Equipment, Instruments & Components		731,254,519
Energy Equipment & Services – 0.0%
Modec, Inc.(a)	593,600	7,201,610
Food & Staples Retailing – 1.6%
Ministop Co., Ltd.(a)	175,500	3,984,340
Seven & I Holdings Co., Ltd.	5,166,724	234,856,974

Total Food & Staples Retailing		238,841,314
Food Products – 0.9%
Ajinomoto Co., Inc.	2,643,513	55,512,339
Fuji Oil Co., Ltd.	779,100	10,083,121
Kikkoman Corp.(a)	793,000	21,717,864
Nisshin Oillio Group Ltd. (The)	2,466,909	8,918,896
Sakata Seed Corp.	220,639	3,629,264
Toyo Suisan Kaisha Ltd.	639,000	24,116,228
Yakult Honsha Co., Ltd.(a)	260,087	12,899,568

Total Food Products		136,877,280
Health Care Equipment & Supplies – 1.3%
Asahi Intecc Co., Ltd.	49,600	1,776,679
Hoya Corp.	2,897,157	94,414,927
Nihon Kohden Corp.	555,600	9,176,110
Nikkiso Co., Ltd.(a)	724,300	4,832,094
Nipro Corp.	2,430,600	24,881,356
Sysmex Corp.	473,260	24,815,871
Terumo Corp.(a)	1,464,356	41,204,690

Total Health Care Equipment & Supplies		201,101,727
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	424,000	17,913,748
Health Care Technology – 0.0%
M3, Inc.	35,400	699,635
Household Durables – 1.7%
Casio Computer Co., Ltd.(a)	1,675,757	30,292,772
Foster Electric Co., Ltd.	595,496	11,838,817
Fujitsu General Ltd.	685,000	7,412,516
Nikon Corp.(a)	3,201,000	38,540,826
Panasonic Corp.	9,833,070	98,811,003
Rinnai Corp.	251,300	19,094,310
Sekisui Chemical Co., Ltd.	3,623,000	37,904,388

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2015

Investments	Shares	Value
Tamron Co., Ltd.	351,000	$6,380,220

Total Household Durables		250,274,852
Household Products – 0.3%
Lion Corp.(a)	1,549,000	13,567,411
Pigeon Corp.	582,900	13,544,948
Unicharm Corp.	1,120,800	19,783,503

Total Household Products		46,895,862
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.	908,000	10,204,718
Insurance – 1.5%
Tokio Marine Holdings, Inc.	6,140,200	227,735,719
IT Services – 0.7%
Fujitsu Ltd.	8,325,328	36,042,939
NTT Data Corp.	1,286,600	64,563,654

Total IT Services		100,606,593
Leisure Products – 0.3%
Dunlop Sports Co., Ltd.	136,580	1,279,529
Shimano, Inc.	107,600	15,039,653
Yamaha Corp.	1,232,307	27,143,371

Total Leisure Products		43,462,553
Machinery – 8.6%
Aida Engineering Ltd.	651,000	5,343,239
Amada Holdings Co., Ltd.(a)	3,253,793	24,668,676
Asahi Diamond Industrial Co., Ltd.(a)	757,000	6,832,689
CKD Corp.	697,300	5,723,257
Daifuku Co., Ltd.(a)	758,100	10,349,380
DMG Mori Co., Ltd.	514,300	6,488,601
Ebara Corp.(a)	3,705,158	13,612,237
FANUC Corp.	2,478,689	379,052,219
Fujitec Co., Ltd.	767,900	6,668,192
Furukawa Co., Ltd.(a)	5,804,000	12,212,316
Glory Ltd.	477,300	11,226,603
Hino Motors Ltd.(a)	6,174,410	62,535,460
Hitachi Construction Machinery Co., Ltd.(a)	2,644,100	35,257,610
Hitachi Koki Co., Ltd.	1,209,511	8,402,398
Hoshizaki Electric Co., Ltd.	305,169	21,276,342
IHI Corp.(a)	2,586,882	6,609,493
Japan Steel Works Ltd. (The)(a)	354,313	1,118,276
JTEKT Corp.	2,093,978	29,093,470
Kawasaki Heavy Industries Ltd.(a)	10,735,510	36,841,269
Kitz Corp.	1,784,200	7,895,679
Komatsu Ltd.	8,230,306	120,432,608
Kubota Corp.(a)	7,276,502	99,367,253
Kurita Water Industries Ltd.	815,500	17,247,622
Makino Milling Machine Co., Ltd.	583,000	3,636,296
Makita Corp.	1,062,269	56,144,640
Meidensha Corp.	2,272,000	6,734,522
Minebea Co., Ltd.(a)	797,701	8,398,956
Mitsubishi Heavy Industries Ltd.	18,486,198	82,178,030
Mitsubishi Nichiyu Forklift Co., Ltd.	488,900	1,918,616
Mitsui Engineering & Shipbuilding Co., Ltd.	4,391,315	6,306,569
Nabtesco Corp.	599,700	10,880,876
Investments	Shares	Value
Nachi-Fujikoshi Corp.(a)	1,617,000	$6,669,712
NGK Insulators Ltd.(a)	1,187,875	22,584,155
Nippon Thompson Co., Ltd.	534,000	2,202,613
Nitta Corp.	168,500	4,032,238
NSK Ltd.(a)	2,875,066	27,678,797
NTN Corp.	1,073,000	4,390,014
Obara Group, Inc.(a)	82,600	3,231,169
Oiles Corp.(a)	184,500	2,728,255
OKUMA Corp.(a)	530,000	3,292,448
OSG Corp.(a)	581,224	10,943,599
Ryobi Ltd.	1,552,000	5,779,585
SMC Corp.	141,751	30,838,077
Sodick Co., Ltd.(a)	193,000	1,200,559
Star Micronics Co., Ltd.(a)	915,400	12,428,008
Sumitomo Heavy Industries Ltd.	3,898,186	15,330,402
Tadano Ltd.	860,000	9,485,743
THK Co., Ltd.(a)	806,579	12,755,485
Tsubakimoto Chain Co.	1,269,000	7,915,025

Total Machinery		1,287,939,278
Marine – 0.4%
Kawasaki Kisen Kaisha Ltd.(a)	9,155,725	20,029,224
Nippon Yusen K.K.	15,863,035	36,556,570
NS United Kaiun Kaisha Ltd.	1,531,000	3,004,091

Total Marine		59,589,885
Media – 0.4%
Dentsu, Inc.	1,070,500	54,702,626
Metals & Mining – 2.3%
Aichi Steel Corp.	3,086,000	11,595,207
Hitachi Metals Ltd.	2,200,018	25,404,959
JFE Holdings, Inc.(a)	4,635,062	60,470,792
Kobe Steel Ltd.	21,549,000	23,210,629
Kyoei Steel Ltd.(a)	386,300	6,044,555
Mitsubishi Materials Corp.(a)	8,286,000	25,045,147
Mitsubishi Steel Manufacturing Co., Ltd.	2,894,000	5,291,913
Mitsui Mining & Smelting Co., Ltd.	3,129,000	5,590,999
Nippon Steel & Sumitomo Metal Corp.	4,895,499	88,639,335
Sanyo Special Steel Co., Ltd.	1,270,000	4,803,657
Sumitomo Metal Mining Co., Ltd.(a)	5,555,000	62,709,139
Toyo Kohan Co., Ltd.	350,600	1,045,082
UACJ Corp.(a)	3,729,000	5,946,971
Yamato Kogyo Co., Ltd.	610,200	12,176,997

Total Metals & Mining		337,975,382
Multiline Retail – 0.1%
Ryohin Keikaku Co., Ltd.	117,000	23,758,527
Oil, Gas & Consumable Fuels – 0.5%
TonenGeneral Sekiyu K.K.	7,229,000	69,836,371
Paper & Forest Products – 0.2%
Oji Holdings Corp.	8,702,000	37,201,386
Personal Products – 1.1%
Kao Corp.	2,667,080	120,320,905
Mandom Corp.	203,500	6,626,727

See Notes to Financial Statements.

102	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2015

Investments	Shares	Value
Shiseido Co., Ltd.(a)	1,700,622	$36,926,210

Total Personal Products		163,873,842
Pharmaceuticals – 7.1%
Astellas Pharma, Inc.	15,461,804	199,461,338
Daiichi Sankyo Co., Ltd.(a)	7,391,721	127,757,379
Eisai Co., Ltd.(a)	2,574,277	151,105,643
Hisamitsu Pharmaceutical Co., Inc.(a)	452,400	15,071,815
Kyowa Hakko Kirin Co., Ltd.(a)	3,789,470	56,257,485
Rohto Pharmaceutical Co., Ltd.	691,200	10,578,797
Shionogi & Co., Ltd.	2,088,077	74,533,705
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,501,500	14,969,240
Takeda Pharmaceutical Co., Ltd.(a)	9,519,663	416,269,153

Total Pharmaceuticals		1,066,004,555
Professional Services – 0.6%
Recruit Holdings Co., Ltd.	3,113,000	93,053,396
Road & Rail – 0.3%
Hitachi Transport System Ltd.	832,300	13,655,655
Nippon Express Co., Ltd.	6,108,000	29,018,929

Total Road & Rail		42,674,584
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.(a)	544,000	3,888,148
Disco Corp.(a)	89,100	6,219,480
MegaChips Corp.	491,400	4,706,181
Mitsui High-Tec, Inc.	229,400	1,229,698
SCREEN Holdings Co., Ltd.(a)	264,300	1,284,370
Shindengen Electric Manufacturing Co., Ltd.	1,266,000	4,059,149
Shinko Electric Industries Co., Ltd.	1,503,110	8,421,382
Tokyo Electron Ltd.(a)	1,368,453	64,146,413
Tokyo Seimitsu Co., Ltd.	458,100	8,457,054

Total Semiconductors & Semiconductor Equipment		102,411,875
Software – 0.7%
Capcom Co., Ltd.(a)	487,700	9,581,748
Konami Corp.(a)	520,700	11,230,060
Nexon Co., Ltd.	1,684,300	22,290,448
Square Enix Holdings Co., Ltd.	654,400	16,179,004
Trend Micro, Inc.(a)	1,439,108	50,647,854

Total Software		109,929,114
Specialty Retail – 1.1%
ABC-Mart, Inc.(a)	474,400	26,380,863
Fast Retailing Co., Ltd.(a)	304,600	123,325,295
Sanrio Co., Ltd.(a)	823,648	22,385,290

Total Specialty Retail		172,091,448
Technology Hardware, Storage & Peripherals – 6.3%
Brother Industries Ltd.	2,089,643	25,020,232
Canon, Inc.	19,649,097	566,676,250
FUJIFILM Holdings Corp.	2,921,595	108,701,435
Hitachi Maxell Ltd.	1,063,100	15,312,048
Konica Minolta, Inc.	3,100,238	32,461,057
Ricoh Co., Ltd.(a)	8,708,978	87,587,893
Riso Kagaku Corp.	589,800	9,997,027
Roland DG Corp.	232,700	4,970,121
Investments	Shares	Value
Seiko Epson Corp.	4,362,600	$61,451,227
Toshiba TEC Corp.	3,093,531	9,815,403
Wacom Co., Ltd.(a)	3,016,000	11,080,366

Total Technology Hardware, Storage & Peripherals		933,073,059
Textiles, Apparel & Luxury Goods – 0.5%
Asics Corp.(a)	897,992	21,279,183
Descente Ltd.	427,681	6,024,280
Kurabo Industries Ltd.	2,169,472	3,840,254
Seiko Holdings Corp.(a)	1,496,000	8,656,352
Seiren Co., Ltd.	675,510	7,462,111
Wacoal Holdings Corp.	1,779,000	21,211,639

Total Textiles, Apparel & Luxury Goods		68,473,819
Tobacco – 4.1%
Japan Tobacco, Inc.	20,015,731	617,527,041
Trading Companies & Distributors – 8.4%
Hanwa Co., Ltd.	2,779,000	10,163,253
Inabata & Co., Ltd.	262,886	2,730,599
ITOCHU Corp.(a)	19,466,794	204,396,054
Kuroda Electric Co., Ltd.(a)	326,087	6,028,110
Marubeni Corp.(a)	27,560,178	134,343,355
MISUMI Group, Inc.(a)	638,200	6,549,057
Mitsubishi Corp.(a)	16,852,000	274,874,813
Mitsui & Co., Ltd.(a)	29,068,589	325,357,521
Nagase & Co., Ltd.(a)	1,106,056	12,800,014
Nippon Steel & Sumikin Bussan Corp.	3,693,000	10,884,891
Sojitz Corp.(a)	12,248,721	22,704,597
Sumitomo Corp.(a)	18,713,377	180,000,921
Toyota Tsusho Corp.(a)	2,594,610	54,442,074

Total Trading Companies & Distributors		1,245,275,259
Transportation Infrastructure – 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,968,000	9,464,935
Wireless Telecommunication Services – 0.9%
SoftBank Group Corp.	2,804,800	128,266,936
TOTAL COMMON STOCKS (Cost: $16,259,207,223)		14,952,147,723
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
United States – 7.6%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $1,133,300,658)(c)	1,133,300,658	1,133,300,658
TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $17,392,507,881)		16,085,448,381
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.0)%		(1,195,175,482)

NET ASSETS – 100.0%		$14,890,272,899
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $1,090,512,348 and the total market value of the collateral held by the Fund was $1,142,126,414. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $8,825,756.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	103

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.3%
Japan – 100.3%
Banks – 60.8%
77 Bank Ltd. (The)	24,419	$138,034
Akita Bank Ltd. (The)	11,800	37,736
Aomori Bank Ltd. (The)	13,000	41,682
Aozora Bank Ltd.	71,830	248,300
Ashikaga Holdings Co., Ltd.	9,400	39,165
Awa Bank Ltd. (The)	14,000	80,424
Bank of Iwate Ltd. (The)	1,100	49,689
Bank of Kyoto Ltd. (The)	24,517	247,903
Bank of Nagoya Ltd. (The)(a)	11,500	43,978
Bank of Okinawa Ltd. (The)	1,100	45,326
Bank of the Ryukyus Ltd.	2,300	33,684
Bank of Yokohama Ltd. (The)	80,850	488,820
Chiba Bank Ltd. (The)	52,781	372,836
Chugoku Bank Ltd. (The)	12,150	179,463
Daishi Bank Ltd. (The)	20,650	96,728
Eighteenth Bank Ltd. (The)	10,000	30,810
Fukuoka Financial Group, Inc.	57,133	270,483
Gunma Bank Ltd. (The)	29,250	186,346
Hachijuni Bank Ltd. (The)	32,709	230,778
Higashi-Nippon Bank Ltd. (The)	11,000	36,004
Higo Bank Ltd. (The)(a)	12,700	93,634
Hiroshima Bank Ltd. (The)	38,200	219,443
Hokkoku Bank Ltd. (The)	21,700	87,695
Hokuhoku Financial Group, Inc.	82,800	188,740
Hyakugo Bank Ltd. (The)	15,990	76,769
Hyakujushi Bank Ltd. (The)	18,390	66,027
Iyo Bank Ltd. (The)	20,150	230,329
Joyo Bank Ltd. (The)	46,746	245,117
Juroku Bank Ltd. (The)	23,750	103,515
Kagoshima Bank Ltd. (The)	11,700	94,761
Keiyo Bank Ltd. (The)	17,350	91,846
Kiyo Bank Ltd. (The)	4,520	72,160
Minato Bank Ltd. (The)	36,500	64,915
Mitsubishi UFJ Financial Group, Inc.	443,940	2,655,522
Miyazaki Bank Ltd. (The)	17,000	57,346
Mizuho Financial Group, Inc.	520,780	969,247
Musashino Bank Ltd. (The)	2,050	73,688
Nanto Bank Ltd. (The)	18,420	57,983
Nishi-Nippon City Bank Ltd. (The)	55,670	151,998
North Pacific Bank Ltd.	24,900	98,132
Ogaki Kyoritsu Bank Ltd. (The)	21,350	83,785
Oita Bank Ltd. (The)	9,800	40,586
Resona Holdings, Inc.	132,650	671,529
San-In Godo Bank Ltd. (The)(a)	9,340	91,010
Senshu Ikeda Holdings, Inc.	17,030	73,657
Seven Bank Ltd.	46,170	198,920
Shiga Bank Ltd. (The)(a)	17,340	87,739
Shinsei Bank Ltd.	113,350	231,877
Shizuoka Bank Ltd. (The)	37,740	376,880
Sumitomo Mitsui Financial Group, Inc.	70,440	2,653,741
Sumitomo Mitsui Trust Holdings, Inc.	248,610	907,961
Investments	Shares	Value
Suruga Bank Ltd.	15,100	$279,394
Tochigi Bank Ltd. (The)	7,000	38,283
Toho Bank Ltd. (The)	19,000	70,121
Tokyo TY Financial Group, Inc.	1,500	46,716
TOMONY Holdings, Inc.	13,600	52,917
Yamagata Bank Ltd. (The)	10,300	41,023
Yamaguchi Financial Group, Inc.	16,511	201,554
Yamanashi Chuo Bank Ltd. (The)	10,700	55,660

Total Banks		14,800,409
Capital Markets – 9.5%
Daiwa Securities Group, Inc.	106,330	683,356
kabu.com Securities Co., Ltd.	12,000	38,676
Marusan Securities Co., Ltd.	3,700	37,351
Matsui Securities Co., Ltd.(a)	10,900	93,924
Monex Group, Inc.(a)	25,500	62,385
Nomura Holdings, Inc.	171,990	988,154
Okasan Securities Group, Inc.	17,700	105,965
SBI Holdings, Inc.	17,350	194,267
Tokai Tokyo Financial Holdings, Inc.	19,850	117,345

Total Capital Markets		2,321,423
Consumer Finance – 3.8%
Acom Co., Ltd.*	32,150	163,481
AEON Financial Service Co., Ltd.	9,150	179,997
Aiful Corp.*(a)	24,700	91,157
Credit Saison Co., Ltd.	11,750	212,406
Hitachi Capital Corp.(a)	3,850	93,417
J Trust Co., Ltd.(a)	4,770	38,115
Jaccs Co., Ltd.(a)	17,400	65,233
Orient Corp.*(a)	47,900	80,790

Total Consumer Finance		924,596
Diversified Financial Services – 4.3%
Century Tokyo Leasing Corp.	4,680	134,618
Fuyo General Lease Co., Ltd.	1,967	75,139
IBJ Leasing Co., Ltd.	3,832	74,359
Japan Exchange Group, Inc.	36,420	528,214
Japan Securities Finance Co., Ltd.	9,260	47,164
Mitsubishi UFJ Lease & Finance Co., Ltd.	42,600	186,385

Total Diversified Financial Services		1,045,879
Insurance – 21.9%
Dai-ichi Life Insurance Co., Ltd. (The)	75,240	1,189,554
MS&AD Insurance Group Holdings, Inc.	34,360	916,056
Sompo Japan Nipponkoa Holdings, Inc.	26,800	773,355
Sony Financial Holdings, Inc.	10,900	178,201
T&D Holdings, Inc.	43,260	507,316
Tokio Marine Holdings, Inc.	47,640	1,766,934

Total Insurance		5,331,416
TOTAL COMMON STOCKS (Cost: $27,365,893)		24,423,723

See Notes to Financial Statements.

104	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $610,140)(c)	610,140	$610,140
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $27,976,033)		25,033,863
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.8)%		(688,119)

NET ASSETS – 100.0%		$24,345,744
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $667,185 and the total market value of the collateral held by the Fund was $704,115. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $93,975.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	105

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.5%
Japan – 100.5%
Biotechnology – 0.3%
PeptiDream, Inc.*(a)	1,300	$33,269
Food & Staples Retailing – 5.7%
Ain Pharmaciez, Inc.	1,275	64,833
Cocokara fine, Inc.	950	34,981
Cosmos Pharmaceutical Corp.	360	42,293
Kusuri No Aoki Co., Ltd.	800	42,283
Matsumotokiyoshi Holdings Co., Ltd.	1,870	82,598
Sugi Holdings Co., Ltd.	1,950	87,271
Sundrug Co., Ltd.	1,860	97,531
Tsuruha Holdings, Inc.	1,035	88,925
Welcia Holdings Co., Ltd.	1,100	53,271

Total Food & Staples Retailing		593,986
Health Care Equipment & Supplies – 22.9%
Asahi Intecc Co., Ltd.	2,800	100,296
CYBERDYNE, Inc.*	2,700	31,855
Hogy Medical Co., Ltd.	780	35,690
Hoya Corp.	20,100	655,035
Jeol Ltd.	5,000	28,556
Mani, Inc.	1,400	27,120
Nagaileben Co., Ltd.	1,900	35,060
Nakanishi, Inc.	1,160	43,101
Nihon Kohden Corp.	3,400	56,153
Nikkiso Co., Ltd.(a)	4,950	33,024
Nipro Corp.	6,900	70,633
Olympus Corp.	13,640	423,100
Paramount Bed Holdings Co., Ltd.	1,050	31,124
Sysmex Corp.	7,310	383,307
Terumo Corp.	15,130	425,735

Total Health Care Equipment & Supplies		2,379,789
Health Care Providers & Services – 5.4%
Alfresa Holdings Corp.	7,440	126,418
Medipal Holdings Corp.	7,650	120,788
Miraca Holdings, Inc.	2,320	98,019
Ship Healthcare Holdings, Inc.	1,880	40,342
Suzuken Co., Ltd.	3,850	127,781
Toho Holdings Co., Ltd.	2,350	48,819

Total Health Care Providers & Services		562,167
Health Care Technology – 1.4%
M3, Inc.	7,350	145,263
Pharmaceuticals – 64.8%
Astellas Pharma, Inc.	80,860	1,043,115
Chugai Pharmaceutical Co., Ltd.	8,800	269,294
Daiichi Sankyo Co., Ltd.(a)	28,452	491,760
Eisai Co., Ltd.	11,310	663,878
Hisamitsu Pharmaceutical Co., Inc.	3,110	103,610
Kaken Pharmaceutical Co., Ltd.	1,340	123,634
KYORIN Holdings, Inc.	1,050	16,009
Kyowa Hakko Kirin Co., Ltd.	12,620	187,353
Mitsubishi Tanabe Pharma Corp.	10,750	188,943
Investments	Shares	Value
Mochida Pharmaceutical Co., Ltd.	870	$50,196
Nichi-iko Pharmaceutical Co., Ltd.	2,540	66,488
Nippon Shinyaku Co., Ltd.	2,928	105,248
Ono Pharmaceutical Co., Ltd.	4,360	514,397
Otsuka Holdings Co., Ltd.	22,845	726,370
Rohto Pharmaceutical Co., Ltd.	4,021	61,541
Santen Pharmaceutical Co., Ltd.	18,500	246,996
Sawai Pharmaceutical Co., Ltd.	1,830	106,043
Seikagaku Corp.	1,350	16,491
Shionogi & Co., Ltd.	12,750	455,110
Sosei Group Corp.	780	24,195
Sumitomo Dainippon Pharma Co., Ltd.(a)	8,900	88,729
Takeda Pharmaceutical Co., Ltd.	23,947	1,047,138
Towa Pharmaceutical Co., Ltd.	600	38,325
Tsumura & Co.	3,145	68,144
ZERIA Pharmaceutical Co., Ltd.	1,950	24,000

Total Pharmaceuticals		6,727,007
TOTAL COMMON STOCKS (Cost: $11,614,579)		10,441,481
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.9%
United States – 5.9%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $614,943)(c)	614,943	614,943
TOTAL INVESTMENTS IN SECURITIES – 106.4% (Cost: $12,229,522)		11,056,424
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.4)%		(663,619)

NET ASSETS – 100.0%		$10,392,805
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $585,380 and the total market value of the collateral held by the Fund was $614,943.

See Notes to Financial Statements.

106	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.4%
Japan – 100.4%
Air Freight & Logistics – 0.3%
Yamato Holdings Co., Ltd.(a)	3,735	$71,229
Auto Components – 6.7%
Aisin Seiki Co., Ltd.	3,081	102,902
Bridgestone Corp.	13,092	451,030
Denso Corp.	9,964	418,976
Exedy Corp.	900	19,869
Koito Manufacturing Co., Ltd.	1,000	32,439
NGK Spark Plug Co., Ltd.	1,777	40,491
NHK Spring Co., Ltd.	2,768	26,694
Nifco, Inc.(a)	800	27,220
Nissin Kogyo Co., Ltd.	900	13,436
NOK Corp.	1,216	26,124
Stanley Electric Co., Ltd.	1,776	35,219
Sumitomo Electric Industries Ltd.	7,891	100,379
Sumitomo Rubber Industries Ltd.	4,222	58,378
Toyo Tire & Rubber Co., Ltd.(a)	1,973	42,470
Toyoda Gosei Co., Ltd.	1,200	23,476
Toyota Boshoku Corp.	1,130	19,068
TS Tech Co., Ltd.	900	24,423
Yokohama Rubber Co., Ltd. (The)(a)	2,100	36,840

Total Auto Components		1,499,434
Automobiles – 13.3%
Fuji Heavy Industries Ltd.	7,196	257,341
Honda Motor Co., Ltd.	24,010	709,484
Isuzu Motors Ltd.	10,788	107,641
Mazda Motor Corp.	1,783	27,989
Nissan Motor Co., Ltd.(a)	74,784	683,119
Suzuki Motor Corp.(a)	2,158	65,984
Toyota Motor Corp.	18,011	1,048,342
Yamaha Motor Co., Ltd.	3,215	64,185

Total Automobiles		2,964,085
Banks – 0.1%
Suruga Bank Ltd.	1,241	22,962
Beverages – 1.2%
Asahi Group Holdings Ltd.	3,874	125,182
Coca-Cola East Japan Co., Ltd.	1,194	19,231
Ito En Ltd.(a)	953	19,885
Suntory Beverage & Food Ltd.	2,705	103,556

Total Beverages		267,854
Building Products – 0.7%
Aica Kogyo Co., Ltd.	848	16,901
Daikin Industries Ltd.	2,086	116,279
Sanwa Holdings Corp.	2,974	20,362

Total Building Products		153,542
Chemicals – 5.0%
Air Water, Inc.	1,244	18,603
Asahi Kasei Corp.	18,383	128,934
Daicel Corp.	3,200	39,063
DIC Corp.	17,940	39,995
Investments	Shares	Value
Hitachi Chemical Co., Ltd.	2,000	$27,404
JSR Corp.	2,937	42,131
Kansai Paint Co., Ltd.	997	13,503
Kuraray Co., Ltd.	4,200	52,112
Mitsubishi Chemical Holdings Corp.	16,968	88,024
Mitsubishi Gas Chemical Co., Inc.	8,000	36,739
Nihon Parkerizing Co., Ltd.(a)	1,231	10,011
Nippon Paint Holdings Co., Ltd.(a)	1,159	20,138
Nippon Shokubai Co., Ltd.	268	18,112
Nissan Chemical Industries Ltd.(a)	1,800	39,362
Nitto Denko Corp.	1,600	95,186
NOF Corp.	1,699	11,604
Shin-Etsu Chemical Co., Ltd.	4,070	207,807
Sumitomo Chemical Co., Ltd.	11,000	55,292
Taiyo Holdings Co., Ltd.	798	24,320
Toray Industries, Inc.(a)	11,000	94,648
Tosoh Corp.	6,000	28,706
Zeon Corp.	1,554	12,210

Total Chemicals		1,103,904
Commercial Services & Supplies – 0.8%
Aeon Delight Co., Ltd.(a)	200	5,762
Park24 Co., Ltd.	2,205	41,351
Secom Co., Ltd.	2,210	132,288

Total Commercial Services & Supplies		179,401
Construction & Engineering – 0.6%
COMSYS Holdings Corp.	1,886	22,393
JGC Corp.	1,001	13,235
Kajima Corp.	8,332	44,038
Kyowa Exeo Corp.	2,158	20,775
Maeda Road Construction Co., Ltd.	790	13,799
Nippo Corp.	691	11,741

Total Construction & Engineering		125,981
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.(a)	7,664	27,133
Taiheiyo Cement Corp.	11,793	35,251

Total Construction Materials		62,384
Electrical Equipment – 1.7%
Fuji Electric Co., Ltd.	9,214	33,235
GS Yuasa Corp.(a)	7,733	29,056
Mitsubishi Electric Corp.	22,110	201,226
Nidec Corp.	1,638	111,958
Nitto Kogyo Corp.	800	13,941

Total Electrical Equipment		389,416
Electronic Equipment, Instruments & Components – 3.6%
Alps Electric Co., Ltd.	236	6,611
Azbil Corp.(a)	1,122	28,292
Hamamatsu Photonics K.K.(a)	1,100	24,799
Hirose Electric Co., Ltd.	230	24,908
Hitachi High-Technologies Corp.	1,200	25,821
Hitachi Ltd.	47,873	240,195
Horiba Ltd.	200	7,264
Keyence Corp.	193	85,731

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	107

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2015

Investments	Shares	Value
Murata Manufacturing Co., Ltd.	1,281	$164,397
Oki Electric Industry Co., Ltd.(a)	9,000	13,977
Omron Corp.	2,000	59,867
Shimadzu Corp.	1,080	15,465
TDK Corp.	900	50,574
Yaskawa Electric Corp.	2,740	27,728
Yokogawa Electric Corp.	1,745	18,169

Total Electronic Equipment, Instruments & Components		793,798
Food & Staples Retailing – 2.8%
FamilyMart Co., Ltd.	1,277	58,111
Lawson, Inc.	1,967	144,694
Matsumotokiyoshi Holdings Co., Ltd.	200	8,834
Seven & I Holdings Co., Ltd.	8,285	376,600
Sundrug Co., Ltd.	225	11,798
Tsuruha Holdings, Inc.	200	17,184
Welcia Holdings Co., Ltd.	100	4,843

Total Food & Staples Retailing		622,064
Food Products – 0.9%
Ajinomoto Co., Inc.	3,469	72,847
Calbee, Inc.	400	12,875
Ezaki Glico Co., Ltd.	223	10,278
Kikkoman Corp.	672	18,404
MEIJI Holdings Co., Ltd.	460	33,569
NH Foods Ltd.	1,616	32,869
Yakult Honsha Co., Ltd.	264	13,094

Total Food Products		193,936
Health Care Equipment & Supplies – 1.5%
Hoya Corp.	4,695	153,005
Nihon Kohden Corp.(a)	833	13,758
Nipro Corp.	3,094	31,672
Sysmex Corp.	828	43,417
Terumo Corp.(a)	2,962	83,346

Total Health Care Equipment & Supplies		325,198
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	800	33,800
Hotels, Restaurants & Leisure – 0.4%
Oriental Land Co., Ltd.(a)	1,049	58,412
Resorttrust, Inc.	926	22,956

Total Hotels, Restaurants & Leisure		81,368
Household Durables – 1.4%
Casio Computer Co., Ltd.(a)	2,821	50,995
Haseko Corp.	1,222	13,774
Rinnai Corp.	196	14,893
Sekisui Chemical Co., Ltd.	5,575	58,327
Sekisui House Ltd.	11,755	183,051

Total Household Durables		321,040
Household Products – 0.3%
Lion Corp.	1,000	8,759
Pigeon Corp.	918	21,332
Unicharm Corp.	2,000	35,302

Total Household Products		65,393
Investments	Shares	Value
Insurance – 2.7%
Sompo Japan Nipponkoa Holdings, Inc.	4,737	$136,693
Sony Financial Holdings, Inc.	5,862	95,836
Tokio Marine Holdings, Inc.	10,159	376,790

Total Insurance		609,319
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	2,110	26,850
Start Today Co., Ltd.	900	29,608

Total Internet & Catalog Retail		56,458
Internet Software & Services – 1.4%
Kakaku.com, Inc.(a)	1,805	29,148
Mixi, Inc.	923	31,444
Yahoo Japan Corp.(a)	67,814	257,066

Total Internet Software & Services		317,658
IT Services – 1.5%
Itochu Techno-Solutions Corp.	1,800	38,250
NEC Networks & System Integration Corp.	849	15,121
Nihon Unisys Ltd.	1,200	12,354
Nomura Research Institute Ltd.	2,420	92,444
NS Solutions Corp.	200	8,416
Obic Co., Ltd.	900	40,955
Otsuka Corp.(a)	1,075	52,240
SCSK Corp.(a)	1,149	42,932
Transcosmos, Inc.(a)	890	21,625

Total IT Services		324,337
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	3,865	89,392
Heiwa Corp.	2,202	37,673
Shimano, Inc.	243	33,965
Universal Entertainment Corp.(a)	1,092	19,202

Total Leisure Products		180,232
Machinery – 7.7%
Ebara Corp.(a)	7,935	29,152
FANUC Corp.	3,861	590,441
Fujitec Co., Ltd.	1,751	15,205
Hino Motors Ltd.(a)	9,888	100,147
Hitachi Construction Machinery Co., Ltd.(a)	4,049	53,991
Hoshizaki Electric Co., Ltd.	252	17,569
IHI Corp.(a)	10,677	27,280
JTEKT Corp.	3,215	44,669
Kawasaki Heavy Industries Ltd.	19,319	66,297
Komatsu Ltd.	15,122	221,278
Kubota Corp.	11,219	153,206
Kurita Water Industries Ltd.	1,202	25,422
Makita Corp.(a)	1,799	95,084
Minebea Co., Ltd.	948	9,981
Miura Co., Ltd.	1,794	20,687
Nabtesco Corp.	1,225	22,226
NGK Insulators Ltd.	1,223	23,252
NSK Ltd.	5,762	55,472
OKUMA Corp.	1,000	6,212
OSG Corp.(a)	951	17,906

See Notes to Financial Statements.

108	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2015

Investments	Shares	Value
SMC Corp.	243	$52,865
Sumitomo Heavy Industries Ltd.	8,204	32,264
Tadano Ltd.	802	8,846
THK Co., Ltd.	1,848	29,225
Tsubakimoto Chain Co.	1,372	8,557

Total Machinery		1,727,234
Marine – 0.5%
Kawasaki Kisen Kaisha Ltd.(a)	19,257	42,127
Nippon Yusen K.K.	27,507	63,390

Total Marine		105,517
Media – 0.5%
CyberAgent, Inc.(a)	798	31,050
Daiichikosho Co., Ltd.	890	31,471
Hakuhodo DY Holdings, Inc.	3,213	30,342
Toho Co., Ltd.	1,148	26,101

Total Media		118,964
Metals & Mining – 1.9%
Dowa Holdings Co., Ltd.	2,350	17,718
Hitachi Metals Ltd.	2,763	31,906
Mitsubishi Materials Corp.	12,000	36,271
Mitsui Mining & Smelting Co., Ltd.	9,000	16,082
Nippon Steel & Sumitomo Metal Corp.(a)	10,747	194,592
Sumitomo Metal Mining Co., Ltd.	10,000	112,888
UACJ Corp.(a)	2,080	3,317
Yamato Kogyo Co., Ltd.	900	17,960

Total Metals & Mining		430,734
Multiline Retail – 0.4%
Don Quijote Holdings Co., Ltd.	200	7,498
Isetan Mitsukoshi Holdings Ltd.	1,200	17,955
Izumi Co., Ltd.	800	32,297
Ryohin Keikaku Co., Ltd.(a)	112	22,743

Total Multiline Retail		80,493
Personal Products – 1.0%
Kao Corp.	4,187	188,890
Kobayashi Pharmaceutical Co., Ltd.	194	14,562
Kose Corp.	200	18,119

Total Personal Products		221,571
Pharmaceuticals – 4.8%
Astellas Pharma, Inc.	25,724	331,846
Chugai Pharmaceutical Co., Ltd.	5,135	157,139
Eisai Co., Ltd.	3,930	230,684
Hisamitsu Pharmaceutical Co., Inc.	1,133	37,746
Kaken Pharmaceutical Co., Ltd.	302	27,864
KYORIN Holdings, Inc.	1,053	16,055
Mochida Pharmaceutical Co., Ltd.	259	14,943
Rohto Pharmaceutical Co., Ltd.	960	14,693
Santen Pharmaceutical Co., Ltd.	3,648	48,705
Sawai Pharmaceutical Co., Ltd.	197	11,416
Shionogi & Co., Ltd.	2,895	103,337
Sumitomo Dainippon Pharma Co., Ltd.(a)	3,991	39,788
Tsumura & Co.	1,178	25,524

Total Pharmaceuticals		1,059,740
Investments	Shares	Value
Professional Services – 0.2%
Meitec Corp.	811	$28,170
Temp Holdings Co., Ltd.	289	13,127

Total Professional Services		41,297
Real Estate Management & Development – 2.3%
Daito Trust Construction Co., Ltd.	1,761	178,284
Daiwa House Industry Co., Ltd.	8,900	219,035
Hulic Co., Ltd.	4,792	43,093
Sumitomo Real Estate Sales Co., Ltd.	900	22,920
Sumitomo Realty & Development Co., Ltd.	924	29,248
Tokyo Tatemono Co., Ltd.	1,100	13,051

Total Real Estate Management & Development		505,631
Road & Rail – 2.7%
Central Japan Railway Co.	878	140,939
East Japan Railway Co.	2,897	243,221
Hitachi Transport System Ltd.(a)	986	16,177
Nippon Express Co., Ltd.	11,204	53,230
Sankyu, Inc.	2,602	12,536
West Japan Railway Co.	2,129	132,986

Total Road & Rail		599,089
Semiconductors & Semiconductor Equipment – 0.1%
Disco Corp.(a)	244	17,032
Shinko Electric Industries Co., Ltd.	2,801	15,693

Total Semiconductors & Semiconductor Equipment		32,725
Software – 1.1%
GungHo Online Entertainment, Inc.(a)	5,091	15,048
Konami Corp.	1,119	24,134
Nexon Co., Ltd.	1,838	24,324
Oracle Corp.	1,800	75,748
Square Enix Holdings Co., Ltd.	985	24,353
Trend Micro, Inc.(a)	2,211	77,814

Total Software		241,421
Specialty Retail – 2.1%
ABC-Mart, Inc.	856	47,601
AOKI Holdings, Inc.	1,230	14,923
Fast Retailing Co., Ltd.(a)	353	142,921
Hikari Tsushin, Inc.	777	54,172
K’s Holdings Corp.(a)	711	22,262
Nitori Holdings Co., Ltd.	300	23,421
Sanrio Co., Ltd.	1,791	48,676
Shimamura Co., Ltd.(a)	270	28,992
T-Gaia Corp.(a)	1,082	16,795
United Arrows Ltd.	200	8,250
USS Co., Ltd.	3,225	53,425

Total Specialty Retail		461,438
Technology Hardware, Storage & Peripherals – 5.6%
Brother Industries Ltd.	3,213	38,471
Canon, Inc.	31,993	922,672
FUJIFILM Holdings Corp.	4,576	170,255
Konica Minolta, Inc.	5,100	53,400
NEC Corp.	18,176	55,697

Total Technology Hardware, Storage & Peripherals		1,240,495

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	109

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2015

Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	1,095	$25,948
Tobacco – 4.4%
Japan Tobacco, Inc.	31,873	983,349
Trading Companies & Distributors – 6.9%
ITOCHU Corp.	30,999	325,481
Marubeni Corp.	43,255	210,848
MISUMI Group, Inc.	1,200	12,314
Mitsubishi Corp.	27,759	452,780
Mitsui & Co., Ltd.	46,371	519,019
Nippon Steel & Sumikin Bussan Corp.	8,000	23,580

Total Trading Companies & Distributors		1,544,022
Transportation Infrastructure – 0.1%
Kamigumi Co., Ltd.	1,698	13,837
Wireless Telecommunication Services – 9.7%
KDDI Corp.(a)	35,987	801,380
NTT DOCOMO, Inc.	70,146	1,167,294
SoftBank Group Corp.	4,395	200,989

Total Wireless Telecommunication Services		2,169,663
TOTAL COMMON STOCKS (Cost: $25,337,249)		22,367,961
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.9%
United States – 10.9%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $2,431,284)(c)	2,431,284	2,431,284
TOTAL INVESTMENTS IN SECURITIES – 111.3% (Cost: $27,768,533)		24,799,245
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (11.3)%		(2,514,557)

NET ASSETS – 100.0%		$22,284,688
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $2,321,542 and the total market value of the collateral held by the Fund was $2,442,859. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,575.

See Notes to Financial Statements.

110	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.5%
Japan – 100.5%
Building Products – 4.3%
LIXIL Group Corp.	28,218	$570,180
Nichias Corp.	13,025	77,868
Takara Standard Co., Ltd.	12,611	89,293
TOTO Ltd.	17,033	528,348

Total Building Products		1,265,689
Construction & Engineering – 14.4%
Hazama Ando Corp.	20,206	128,729
Kajima Corp.	105,073	555,348
Kumagai Gumi Co., Ltd.	39,919	124,325
Maeda Corp.	17,642	128,450
Maeda Road Construction Co., Ltd.	7,274	127,059
Nippo Corp.	5,381	91,432
Nishimatsu Construction Co., Ltd.	29,978	124,152
Obayashi Corp.	76,320	648,718
Okumura Corp.	21,387	113,573
Penta-Ocean Construction Co., Ltd.	30,391	142,103
Raito Kogyo Co., Ltd.	5,200	49,019
Shimizu Corp.	78,798	673,729
SHO-BOND Holdings Co., Ltd.	2,725	103,867
Sumitomo Mitsui Construction Co., Ltd.(a)	89,546	107,666
Taisei Corp.	124,669	809,857
Toda Corp.	27,267	120,210
Tokyu Construction Co., Ltd.	10,000	82,328
Totetsu Kogyo Co., Ltd.	3,328	71,053

Total Construction & Engineering		4,201,618
Construction Materials – 1.9%
Sumitomo Osaka Cement Co., Ltd.	41,842	148,132
Taiheiyo Cement Corp.	130,909	391,311

Total Construction Materials		539,443
Household Durables – 8.5%
Haseko Corp.	30,520	344,024
Iida Group Holdings Co., Ltd.	20,697	321,951
PanaHome Corp.	8,045	51,992
Sekisui Chemical Co., Ltd.	48,359	505,939
Sekisui House Ltd.	65,123	1,014,106
Sumitomo Forestry Co., Ltd.	17,068	190,112
Token Corp.	728	54,586

Total Household Durables		2,482,710
Real Estate Investment Trusts (REITs) – 27.8%
Activia Properties, Inc.	56	234,259
Advance Residence Investment Corp.	140	295,044
AEON REIT Investment Corp.	100	105,373
Daiwa House REIT Investment Corp.	38	139,448
Daiwa House Residential Investment Corp.(a)	79	160,817
Daiwa Office Investment Corp.	34	164,088
Frontier Real Estate Investment Corp.	50	193,504
Fukuoka REIT Corp.	73	107,886
Global One Real Estate Investment Corp.	20	59,951
GLP J-REIT	247	236,142
Investments	Shares	Value
Hankyu REIT, Inc.	60	$63,174
Hoshino Resorts REIT, Inc.	6	53,956
Hulic Reit, Inc.	77	101,582
Ichigo Office REIT Investment	148	102,073
Industrial & Infrastructure Fund Investment Corp.	36	156,607
Invincible Investment Corp.	284	157,929
Japan Excellent, Inc.	136	149,666
Japan Hotel REIT Investment Corp.	303	193,035
Japan Logistics Fund, Inc.	92	165,234
Japan Prime Realty Investment Corp.	97	314,654
Japan Real Estate Investment Corp.	131	602,689
Japan Rental Housing Investments, Inc.	111	72,384
Japan Retail Fund Investment Corp.	254	491,182
Kenedix Office Investment Corp.	42	199,541
Kenedix Residential Investment Corp.	39	100,622
Kenedix Retail REIT Corp.	28	53,912
MCUBS MidCity Investment Corp.	27	70,225
Mori Hills REIT Investment Corp.	130	152,724
Mori Trust Sogo REIT, Inc.	105	179,552
Nippon Accommodations Fund, Inc.	53	176,349
Nippon Building Fund, Inc.	140	676,825
Nippon Prologis REIT, Inc.	190	344,575
NIPPON REIT Investment Corp.	39	83,884
Nomura Real Estate Master Fund, Inc.	168	215,041
Nomura Real Estate Office Fund, Inc.	38	172,287
Nomura Real Estate Residential Fund, Inc.(a)	17	95,245
Orix JREIT, Inc.	236	319,028
Premier Investment Corp.	26	129,387
Sekisui House REIT, Inc.	81	83,729
Sekisui House SI Residential Investment Corp.	106	90,631
Tokyu REIT, Inc.	100	128,836
Top REIT, Inc.	18	69,511
United Urban Investment Corp.	312	416,295

Total Real Estate Investment Trusts (REITs)		8,078,876
Real Estate Management & Development – 40.9%
Aeon Mall Co., Ltd.	12,448	190,308
Daito Trust Construction Co., Ltd.	8,722	883,015
Daiwa House Industry Co., Ltd.	66,429	1,634,864
Hulic Co., Ltd.	49,024	440,854
Kenedix, Inc.(a)	29,092	96,192
Leopalace21 Corp.*	29,167	135,406
Mitsubishi Estate Co., Ltd.	139,203	2,830,784
Mitsui Fudosan Co., Ltd.	103,222	2,812,286
Nomura Real Estate Holdings, Inc.	12,979	259,656
NTT Urban Development Corp.	11,273	103,256
Open House Co., Ltd.	3,300	50,754
Relo Holdings, Inc.	1,218	118,581
Sumitomo Realty & Development Co., Ltd.	50,343	1,593,540
TOC Co., Ltd.(a)	5,200	36,298
Tokyo Tatemono Co., Ltd.	23,300	276,452
Tokyu Fudosan Holdings Corp.	53,294	352,876
Unizo Holdings Co., Ltd.	1,500	62,748

Total Real Estate Management & Development		11,877,870

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	111

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2015

Investments	Shares	Value
Transportation Infrastructure – 2.7%
Japan Airport Terminal Co., Ltd.	7,423	$317,956
Kamigumi Co., Ltd.	25,943	211,417
Mitsubishi Logistics Corp.	16,011	184,755
Sumitomo Warehouse Co., Ltd. (The)	15,803	76,003

Total Transportation Infrastructure		790,131
TOTAL COMMON STOCKS (Cost: $30,577,929)		29,236,337
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $313,526)(c)	313,526	313,526
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $30,891,455)		29,549,863
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.6)%		(477,403)

NET ASSETS – 100.0%		$29,072,460
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $385,175 and the total market value of the collateral held by the Fund was $407,496. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $93,970.

See Notes to Financial Statements.

112	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.4%
Japan – 100.4%
Aerospace & Defense – 0.1%
Jamco Corp.	5,300	$203,123
Air Freight & Logistics – 0.4%
AIT Corp.(a)	17,200	133,418
Kintetsu World Express, Inc.	9,800	172,000
Konoike Transport Co., Ltd.	17,600	218,228
Mitsui-Soko Holdings Co., Ltd.(a)	74,000	215,021

Total Air Freight & Logistics		738,667
Auto Components – 4.7%
Aisan Industry Co., Ltd.	38,600	352,271
Akebono Brake Industry Co., Ltd.(a)	102,900	325,630
Calsonic Kansei Corp.	47,000	350,445
Daido Metal Co., Ltd.(a)	11,500	95,253
Daikyonishikawa Corp.	6,300	290,895
Eagle Industry Co., Ltd.	16,200	287,573
Exedy Corp.(a)	17,600	388,548
FCC Co., Ltd.	17,500	279,527
G-Tekt Corp.(a)	16,598	188,618
Kasai Kogyo Co., Ltd.(a)	13,600	151,143
Keihin Corp.	18,700	263,251
Kinugawa Rubber Industrial Co., Ltd.	26,000	128,518
KYB Co., Ltd.(a)	174,000	457,646
Mitsuba Corp.	1,200	15,991
Musashi Seimitsu Industry Co., Ltd.(a)	9,500	165,704
Nifco, Inc.(a)	18,300	622,657
Nissin Kogyo Co., Ltd.	17,200	256,783
Pacific Industrial Co., Ltd.(a)	29,300	291,373
Piolax, Inc.	3,600	164,723
Press Kogyo Co., Ltd.(a)	65,600	249,221
Riken Corp.(a)	34,000	112,136
Sanden Holdings Corp.(a)	46,000	142,496
Sanoh Industrial Co., Ltd.	28,900	171,568
Shoei Co., Ltd.	10,100	150,954
Showa Corp.	53,100	421,200
Sumitomo Riko Co., Ltd.(a)	27,600	239,669
Taiho Kogyo Co., Ltd.	17,000	182,115
Tokai Rika Co., Ltd.	36,425	747,265
Topre Corp.(a)	13,900	267,172
TPR Co., Ltd.(a)	11,306	256,111
TS Tech Co., Ltd.	27,300	740,826
Unipres Corp.	11,100	210,387
Yorozu Corp.(a)	10,900	222,250

Total Auto Components		9,189,919
Automobiles – 0.1%
Nissan Shatai Co., Ltd.(a)	23,200	255,120
Banks – 8.1%
77 Bank Ltd. (The)	101,000	570,926
Akita Bank Ltd. (The)	79,000	252,636
Aomori Bank Ltd. (The)(a)	84,000	269,327
Ashikaga Holdings Co., Ltd.	129,800	540,811
Investments	Shares	Value
Awa Bank Ltd. (The)	69,000	$396,376
Bank of Nagoya Ltd. (The)(a)	78,000	298,284
Bank of Okinawa Ltd. (The)(a)	7,500	309,043
Bank of Saga Ltd. (The)	59,000	133,996
Bank of the Ryukyus Ltd.(a)	15,600	228,467
Chukyo Bank Ltd. (The)	79,000	162,268
Daishi Bank Ltd. (The)(a)	133,000	622,995
Ehime Bank Ltd. (The)(a)	120,000	248,487
Eighteenth Bank Ltd. (The)	83,000	255,726
FIDEA Holdings Co., Ltd.	94,900	189,380
Fukui Bank Ltd. (The)(a)	64,000	130,923
Higashi-Nippon Bank Ltd. (The)(a)	78,000	255,300
Higo Bank Ltd. (The)(a)	81,000	597,195
Hokkoku Bank Ltd. (The)	130,000	525,362
Hokuetsu Bank Ltd. (The)(a)	162,000	328,694
Hyakugo Bank Ltd. (The)(a)	82,000	393,688
Hyakujushi Bank Ltd. (The)	118,000	423,663
Juroku Bank Ltd. (The)	145,000	631,988
Kagoshima Bank Ltd. (The)(a)	64,000	518,348
Kansai Urban Banking Corp.(a)	40,200	464,550
Keiyo Bank Ltd. (The)(a)	53,000	280,566
Kiyo Bank Ltd. (The)	36,198	577,887
Mie Bank Ltd. (The)	95,000	210,203
Minato Bank Ltd. (The)	109,587	194,899
Miyazaki Bank Ltd. (The)(a)	55,000	185,530
Musashino Bank Ltd. (The)	13,300	478,074
Nanto Bank Ltd. (The)(a)	63,000	198,313
Nishi-Nippon City Bank Ltd. (The)	254,000	693,508
North Pacific Bank Ltd.	96,300	379,523
Ogaki Kyoritsu Bank Ltd. (The)	128,000	502,317
Oita Bank Ltd. (The)(a)	63,000	260,911
San-In Godo Bank Ltd. (The)	38,000	370,275
Senshu Ikeda Holdings, Inc.	160,300	693,319
Shiga Bank Ltd. (The)(a)	68,000	344,074
Shikoku Bank Ltd. (The)(a)	122,000	257,721
Tochigi Bank Ltd. (The)	40,000	218,762
Toho Bank Ltd. (The)(a)	74,000	273,101
Tokyo TY Financial Group, Inc.(a)	8,600	267,841
TOMONY Holdings, Inc.(a)	34,400	133,849
Towa Bank Ltd. (The)	219,000	192,001
Yamagata Bank Ltd. (The)(a)	60,000	238,968
Yamanashi Chuo Bank Ltd. (The)	63,000	327,717

Total Banks		16,027,792
Beverages – 1.4%
Coca-Cola East Japan Co., Ltd.	39,200	631,377
Coca-Cola West Co., Ltd.(a)	47,717	926,331
Ito En Ltd.(a)	31,800	663,534
Sapporo Holdings Ltd.(a)	105,000	408,550
Takara Holdings, Inc.	33,900	202,950

Total Beverages		2,832,742
Building Products – 1.6%
Aica Kogyo Co., Ltd.(a)	15,400	306,933
Bunka Shutter Co., Ltd.	29,500	211,092

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	113

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
Central Glass Co., Ltd.	60,000	$261,512
Nichias Corp.	70,000	418,486
Nichiha Corp.	13,900	191,500
Nitto Boseki Co., Ltd.	55,000	163,946
Noritz Corp.(a)	18,600	278,771
Sanwa Holdings Corp.	77,300	529,253
Sinko Industries Ltd.	12,500	130,673
Takara Standard Co., Ltd.	24,000	169,933
Takasago Thermal Engineering Co., Ltd.(a)	29,300	403,910

Total Building Products		3,066,009
Capital Markets – 2.6%
GCA Savvian Corp.	17,000	211,498
Ichiyoshi Securities Co., Ltd.(a)	17,300	149,216
IwaiCosmo Holdings, Inc.	28,400	322,498
kabu.com Securities Co., Ltd.(a)	199,700	643,629
Kyokuto Securities Co., Ltd.(a)	26,400	352,029
Marusan Securities Co., Ltd.(a)	87,200	880,264
Matsui Securities Co., Ltd.(a)	230,100	1,982,743
Monex Group, Inc.(a)	139,865	342,174
Toyo Securities Co., Ltd.	51,000	158,410

Total Capital Markets		5,042,461
Chemicals – 7.8%
Achilles Corp.	94,000	115,376
ADEKA Corp.	38,200	485,454
Chugoku Marine Paints Ltd.	26,000	163,904
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	42,000	178,499
Daiso Co., Ltd.	63,885	218,702
Denki Kagaku Kogyo K.K.	229,000	898,677
DIC Corp.	447,000	996,526
Fujimori Kogyo Co., Ltd.	5,300	129,662
Ihara Chemical Industry Co., Ltd.(a)	13,000	134,271
JCU Corp.(a)	3,700	122,648
JSP Corp.	6,417	99,927
Kaneka Corp.	135,240	991,448
Kureha Corp.(a)	114,000	408,350
Lintec Corp.	22,600	473,078
Mitsubishi Gas Chemical Co., Inc.	212,000	973,573
Nihon Parkerizing Co., Ltd.(a)	17,600	143,134
Nippon Kayaku Co., Ltd.(a)	62,000	642,959
Nippon Shokubai Co., Ltd.	13,000	879,222
Nippon Soda Co., Ltd.	57,000	323,158
Nippon Synthetic Chemical Industry Co., Ltd. (The)	26,000	161,950
Nippon Valqua Industries Ltd.	97,000	233,257
NOF Corp.(a)	64,000	437,123
Okamoto Industries, Inc.(a)	27,000	254,749
Sakai Chemical Industry Co., Ltd.	59,000	165,031
Sakata INX Corp.	19,700	156,264
Sanyo Chemical Industries Ltd.	35,000	234,376
Sekisui Plastics Co., Ltd.	40,000	127,249
Shikoku Chemicals Corp.	17,000	143,080
Showa Denko K.K.(a)	651,759	712,900
Sumitomo Bakelite Co., Ltd.(a)	116,000	424,231
Investments	Shares	Value
Sumitomo Seika Chemicals Co., Ltd.(a)	13,000	$82,929
Taiyo Holdings Co., Ltd.	11,800	359,621
Takasago International Corp.	8,800	214,480
Takiron Co., Ltd.(a)	57,000	232,731
Toagosei Co., Ltd.(a)	77,100	556,853
Tokai Carbon Co., Ltd.(a)	106,000	253,129
Toyo Ink SC Holdings Co., Ltd.	146,000	532,727
Toyobo Co., Ltd.(a)	377,000	509,949
Ube Industries Ltd.(a)	386,800	671,769
Zeon Corp.	72,000	565,708

Total Chemicals		15,408,674
Commercial Services & Supplies – 2.2%
Aeon Delight Co., Ltd.	14,500	417,693
Daiseki Co., Ltd.	11,500	195,307
Kokuyo Co., Ltd.	25,600	270,396
Mitsubishi Pencil Co., Ltd.	3,600	169,532
Moshi Moshi Hotline, Inc.	32,000	329,979
NAC Co., Ltd.(a)	24,600	167,197
Nippon Parking Development Co., Ltd.(a)	111,200	117,918
Nissha Printing Co., Ltd.	10,200	193,925
Okamura Corp.	41,100	369,253
Park24 Co., Ltd.	69,800	1,308,987
Pilot Corp.	4,000	164,489
Sato Holdings Corp.(a)	10,800	200,643
Toppan Forms Co., Ltd.	35,700	422,087

Total Commercial Services & Supplies		4,327,406
Communications Equipment – 0.4%
Hitachi Kokusai Electric, Inc.(a)	52,000	546,637
Japan Radio Co., Ltd.	60,000	193,880

Total Communications Equipment		740,517
Construction & Engineering – 4.4%
Asunaro Aoki Construction Co., Ltd.	21,800	134,333
COMSYS Holdings Corp.(a)	50,700	601,974
Dai-Dan Co., Ltd.	19,000	128,026
Fudo Tetra Corp.(a)	137,500	182,545
Hazama Ando Corp.(a)	28,500	181,568
Kandenko Co., Ltd.(a)	69,000	444,771
Kyowa Exeo Corp.	32,600	313,846
Kyudenko Corp.(a)	16,000	265,453
Maeda Corp.	40,000	291,237
Maeda Road Construction Co., Ltd.	35,000	611,364
Mirait Holdings Corp.	37,844	341,896
NDS Co., Ltd.	35,000	85,334
Nippo Corp.	32,000	543,732
Nippon Densetsu Kogyo Co., Ltd.	13,000	232,288
Nippon Koei Co., Ltd.	38,000	157,058
Nippon Road Co., Ltd. (The)	86,000	428,690
Nishimatsu Construction Co., Ltd.	125,000	517,680
Okumura Corp.(a)	83,000	440,763
Penta-Ocean Construction Co., Ltd.	53,300	249,221
Sumitomo Mitsui Construction Co., Ltd.(a)	113,000	135,866
Taikisha Ltd.	10,700	241,222

See Notes to Financial Statements.

114	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
TOA ROAD Corp.	43,000	$151,872
Toda Corp.(a)	86,000	379,143
Toenec Corp.(a)	23,000	167,845
Tokyu Construction Co., Ltd.(a)	31,500	259,333
Totetsu Kogyo Co., Ltd.	6,000	128,101
Toyo Construction Co., Ltd.(a)	44,200	193,016
Toyo Engineering Corp.(a)	83,000	199,591
Yahagi Construction Co., Ltd.(a)	25,800	230,286
Yokogawa Bridge Holdings Corp.(a)	15,600	131,297
Yurtec Corp.	27,000	243,928

Total Construction & Engineering		8,613,279
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.(a)	135,000	477,936
Containers & Packaging – 0.6%
FP Corp.(a)	11,500	424,895
Fuji Seal International, Inc.	9,800	281,484
Rengo Co., Ltd.(a)	145,381	560,815

Total Containers & Packaging		1,267,194
Distributors – 1.1%
Canon Marketing Japan, Inc.	70,900	1,045,459
Chori Co., Ltd.	10,900	157,905
Doshisha Co., Ltd.(a)	18,200	332,954
Happinet Corp.	15,600	151,356
Paltac Corp.	32,203	579,447

Total Distributors		2,267,121
Diversified Consumer Services – 1.0%
Benesse Holdings, Inc.(a)	67,300	1,795,378
Meiko Network Japan Co., Ltd.	10,000	109,297
Studio Alice Co., Ltd.	6,600	127,465

Total Diversified Consumer Services		2,032,140
Diversified Financial Services – 0.2%
Financial Products Group Co., Ltd.(a)	15,800	113,192
Ricoh Leasing Co., Ltd.	11,800	318,240

Total Diversified Financial Services		431,432
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	8,000	179,485
Electrical Equipment – 1.5%
Daihen Corp.	42,000	197,787
Denyo Co., Ltd.(a)	9,600	151,497
Endo Lighting Corp.	6,109	63,046
Fujikura Ltd.	79,000	324,536
Furukawa Electric Co., Ltd.	95,000	149,125
GS Yuasa Corp.(a)	135,000	507,243
Idec Corp.	28,600	219,936
Nissin Electric Co., Ltd.	33,300	204,363
Nitto Kogyo Corp.	19,300	336,318
Sanyo Denki Co., Ltd.	22,000	130,973
Tatsuta Electric Wire and Cable Co., Ltd.	47,400	171,766
Ushio, Inc.(a)	39,900	477,408

Total Electrical Equipment		2,933,998
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 5.0%
Ai Holdings Corp.(a)	11,400	$281,086
Amano Corp.(a)	38,000	436,588
Anritsu Corp.(a)	100,200	606,563
Azbil Corp.	32,500	819,522
Canon Electronics, Inc.	19,400	311,981
Citizen Holdings Co., Ltd.	135,300	930,883
CONEXIO Corp.	41,100	394,648
Daiwabo Holdings Co., Ltd.	145,000	253,037
Enplas Corp.(a)	6,529	225,147
Hakuto Co., Ltd.(a)	15,200	158,898
Horiba Ltd.(a)	14,100	512,128
Iriso Electronics Co., Ltd.(a)	700	30,393
Japan Aviation Electronics Industry Ltd.	11,000	163,762
Kaga Electronics Co., Ltd.	18,600	236,062
Koa Corp.(a)	16,500	142,867
Mitsumi Electric Co., Ltd.(a)	38,300	211,063
Nippon Electric Glass Co., Ltd.(a)	206,000	990,740
Nippon Signal Co., Ltd.	28,200	271,251
Nohmi Bosai Ltd.	14,066	152,328
Oki Electric Industry Co., Ltd.(a)	386,000	599,474
Panasonic Industrial Devices SUNX Co., Ltd.	25,700	130,898
Ryoden Trading Co., Ltd.	41,000	272,500
Ryosan Co., Ltd.	19,300	449,767
Sanshin Electronics Co., Ltd.(a)	24,000	243,477
Siix Corp.	7,200	186,666
SMK Corp.(a)	53,000	218,612
Taiyo Yuden Co., Ltd.	13,700	177,763
Tokyo Electron Device Ltd.	11,900	154,606
Topcon Corp.	7,500	97,754
UKC Holdings Corp.	6,200	118,342

Total Electronic Equipment, Instruments & Components		9,778,806
Energy Equipment & Services – 0.3%
Modec, Inc.(a)	24,300	294,810
Shinko Plantech Co., Ltd.	31,500	255,388

Total Energy Equipment & Services		550,198
Food & Staples Retailing – 3.2%
Ain Pharmaciez, Inc.	4,500	228,823
Arcs Co., Ltd.	17,200	323,133
Axial Retailing, Inc.(a)	6,500	213,021
Belc Co., Ltd.	5,700	194,180
Cocokara fine, Inc.	9,700	357,175
Heiwado Co., Ltd.	15,500	339,469
Inageya Co., Ltd.	15,200	154,202
Kato Sangyo Co., Ltd.(a)	17,600	379,730
Kobe Bussan Co., Ltd.(a)	2,500	225,650
Life Corp.(a)	11,100	315,117
Matsumotokiyoshi Holdings Co., Ltd.	15,200	671,381
Ministop Co., Ltd.	19,200	435,894
Mitsubishi Shokuhin Co., Ltd.(a)	14,000	318,541
Qol Co., Ltd.	10,300	147,149
San-A Co., Ltd.	5,100	223,137
UNY Group Holdings Co., Ltd.(a)	119,936	753,074

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	115

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
Valor Co., Ltd.	15,800	$395,643
Welcia Holdings Co., Ltd.	5,900	285,726
Yaoko Co., Ltd.(a)	6,400	288,565

Total Food & Staples Retailing		6,249,610
Food Products – 3.4%
Ariake Japan Co., Ltd.(a)	8,700	339,603
Fuji Oil Co., Ltd.	25,551	330,681
Fujicco Co., Ltd.	10,600	214,540
Hokuto Corp.(a)	20,400	367,239
Itoham Foods, Inc.(a)	51,000	276,366
J-Oil Mills, Inc.	78,000	223,387
Kagome Co., Ltd.(a)	23,800	381,349
Marudai Food Co., Ltd.(a)	63,000	247,760
Maruha Nichiro Corp.(a)	11,200	160,568
Megmilk Snow Brand Co., Ltd.(a)	34,000	648,971
Mitsui Sugar Co., Ltd.	75,000	311,861
Morinaga & Co., Ltd.	76,000	372,496
Morinaga Milk Industry Co., Ltd.	65,000	269,737
Nichirei Corp.	88,000	548,140
Nippon Flour Mills Co., Ltd.(a)	75,000	467,165
Nippon Suisan Kaisha Ltd.	65,200	193,806
Nisshin Oillio Group Ltd. (The)	102,000	368,772
Riken Vitamin Co., Ltd.(a)	7,300	231,011
S Foods, Inc.(a)	10,800	216,424
Sakata Seed Corp.	11,800	194,097
Showa Sangyo Co., Ltd.	72,000	279,547
Starzen Co., Ltd.	3,500	91,471

Total Food Products		6,734,991
Gas Utilities – 0.3%
K&O Energy Group, Inc.	14,600	176,885
Saibu Gas Co., Ltd.	62,000	141,327
Shizuoka Gas Co., Ltd.	29,400	190,247

Total Gas Utilities		508,459
Health Care Equipment & Supplies – 1.6%
Asahi Intecc Co., Ltd.	4,400	157,609
Eiken Chemical Co., Ltd.	10,500	178,587
Hogy Medical Co., Ltd.(a)	5,800	265,386
Mani, Inc.	10,600	205,336
Nagaileben Co., Ltd.	15,300	282,328
Nakanishi, Inc.	8,700	323,258
Nihon Kohden Corp.	15,800	260,948
Nikkiso Co., Ltd.(a)	15,700	104,741
Nipro Corp.	113,623	1,163,126
Paramount Bed Holdings Co., Ltd.	7,603	225,363

Total Health Care Equipment & Supplies		3,166,682
Health Care Providers & Services – 0.9%
BML, Inc.	9,500	263,745
Message Co., Ltd.(a)	5,700	118,317
Nichii Gakkan Co.(a)	19,800	137,219
Ship Healthcare Holdings, Inc.	30,759	660,048
Toho Holdings Co., Ltd.(a)	15,800	328,229
Investments	Shares	Value
Vital KSK Holdings, Inc.(a)	33,900	$228,425

Total Health Care Providers & Services		1,735,983
Hotels, Restaurants & Leisure – 3.1%
Accordia Golf Co., Ltd.(a)	59,800	539,256
Atom Corp.(a)	25,800	139,378
Create Restaurants Holdings, Inc.(a)	5,700	117,698
Doutor Nichires Holdings Co., Ltd.(a)	10,500	160,702
Hiramatsu, Inc.(a)	32,600	171,758
HIS Co., Ltd.	7,500	243,915
Kyoritsu Maintenance Co., Ltd.(a)	2,100	134,488
McDonald’s Holdings Co., Japan Ltd.(a)	41,700	936,261
MOS Food Services, Inc.(a)	9,300	197,003
Ohsho Food Service Corp.	10,300	340,567
Plenus Co., Ltd.(a)	18,200	280,678
Resorttrust, Inc.(a)	25,100	622,235
Round One Corp.(a)	82,000	329,328
Saizeriya Co., Ltd.	7,500	169,457
Skylark Co., Ltd.	64,500	837,453
St. Marc Holdings Co., Ltd.	7,000	213,335
Tokyo Dome Corp.	34,000	148,190
Tokyotokeiba Co., Ltd.	127,000	303,277
Yoshinoya Holdings Co., Ltd.(a)	19,000	246,533

Total Hotels, Restaurants & Leisure		6,131,512
Household Durables – 2.6%
Alpine Electronics, Inc.	14,700	160,176
Cleanup Corp.	8,000	58,515
First Juken Co., Ltd.	13,900	155,173
Foster Electric Co., Ltd.	6,706	133,319
France Bed Holdings Co., Ltd.	19,300	136,332
Fuji Corp., Ltd.(a)	22,400	125,686
Fujitsu General Ltd.	27,000	292,172
Misawa Homes Co., Ltd.(a)	26,441	159,620
Mitsui Home Co., Ltd.(a)	46,000	229,683
Nihon House Holdings Co., Ltd.(a)	54,300	228,507
Nissei Build Kogyo Co., Ltd.(a)	59,000	182,274
PanaHome Corp.(a)	78,000	504,087
Pressance Corp.(a)	6,300	245,393
Sangetsu Co., Ltd.	31,100	494,681
Starts Corp., Inc.	28,600	441,543
Sumitomo Forestry Co., Ltd.	50,700	564,721
Tamron Co., Ltd.(a)	13,500	245,393
TOA Corp.	12,100	108,912
Token Corp.	4,280	320,915
West Holdings Corp.(a)	34,800	179,572
Zojirushi Corp.(a)	5,000	71,640

Total Household Durables		5,038,314
Household Products – 0.6%
Earth Chemical Co., Ltd.	11,300	429,299
Lion Corp.(a)	76,000	665,670

Total Household Products		1,094,969
Industrial Conglomerates – 0.2%
Nisshinbo Holdings, Inc.	43,000	483,263

See Notes to Financial Statements.

116	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
Internet & Catalog Retail – 0.3%
ASKUL Corp.	9,500	$360,518
Belluna Co., Ltd.	27,700	151,030

Total Internet & Catalog Retail		511,548
Internet Software & Services – 0.7%
Dip Corp.	8,500	139,248
F@N Communications, Inc.(a)	32,700	214,059
GMO Internet, Inc.	34,100	439,614
Gree, Inc.(a)	61,500	274,726
Infomart Corp.(a)	15,400	173,590
NIFTY Corp.	7,100	70,843

Total Internet Software & Services		1,312,080
IT Services – 1.6%
DTS Corp.	13,100	308,345
Future Architect, Inc.	37,400	210,788
Ines Corp.	18,300	164,870
Information Services International-Dentsu Ltd.	9,400	129,268
IT Holdings Corp.	19,800	446,870
NEC Networks & System Integration Corp.(a)	16,500	293,863
NET One Systems Co., Ltd.(a)	59,800	337,534
Nihon Unisys Ltd.(a)	31,400	323,268
NS Solutions Corp.	13,700	576,529
Transcosmos, Inc.	18,700	454,365

Total IT Services		3,245,700
Leisure Products – 1.3%
Daikoku Denki Co., Ltd.	10,100	136,196
Dunlop Sports Co., Ltd.(a)	23,400	219,219
Fields Corp.(a)	17,700	239,715
Heiwa Corp.	76,600	1,310,511
Tomy Co., Ltd.(a)	20,200	98,331
Universal Entertainment Corp.(a)	28,600	502,915

Total Leisure Products		2,506,887
Machinery – 5.6%
Aichi Corp.	34,000	190,206
Aida Engineering Ltd.	28,800	236,383
Alinco, Inc.	16,600	149,555
Asahi Diamond Industrial Co., Ltd.(a)	28,200	254,533
Bando Chemical Industries Ltd.	55,000	212,166
CKD Corp.	26,400	216,684
Daifuku Co., Ltd.(a)	23,800	324,911
DMG Mori Co., Ltd.	28,900	364,613
Ebara Corp.(a)	192,000	705,381
Fujitec Co., Ltd.(a)	28,100	244,011
Furukawa Co., Ltd.(a)	217,000	456,594
Giken Ltd.(a)	7,600	102,040
Glory Ltd.	19,300	453,957
Harmonic Drive Systems, Inc.(a)	8,300	118,091
Hitachi Koki Co., Ltd.(a)	56,000	389,029
Hitachi Zosen Corp.	53,535	276,693
Hokuetsu Industries Co., Ltd.(a)	18,000	116,628
Japan Steel Works Ltd. (The)(a)	77,018	243,083
Kitz Corp.(a)	60,600	268,175
Investments	Shares	Value
Kobelco Eco-Solutions Co., Ltd.(a)	19,433	$80,318
Kokusai Co., Ltd.(a)	10,500	138,960
Makino Milling Machine Co., Ltd.(a)	22,000	137,219
Max Co., Ltd.	12,000	112,721
Meidensha Corp.(a)	60,000	177,848
Mitsuboshi Belting Ltd.(a)	32,000	242,608
Mitsui Engineering & Shipbuilding Co., Ltd.	108,000	155,104
Miura Co., Ltd.(a)	33,300	383,980
Morita Holdings Corp.	20,000	183,693
Nachi-Fujikoshi Corp.(a)	52,000	214,487
Nippon Thompson Co., Ltd.	25,000	103,119
Nitta Corp.	7,400	177,083
Nitto Kohki Co., Ltd.	7,600	145,064
Noritake Co., Ltd.	93,000	195,683
Obara Group, Inc.(a)	4,700	183,856
Oiles Corp.(a)	11,000	162,660
OKUMA Corp.(a)	28,000	173,941
OSG Corp.(a)	26,200	493,308
Ryobi Ltd.	64,000	238,333
Shima Seiki Manufacturing Ltd.(a)	7,000	95,854
Sodick Co., Ltd.(a)	17,900	111,347
Star Micronics Co., Ltd.(a)	20,300	275,605
Tadano Ltd.	24,000	264,718
Takuma Co., Ltd.(a)	24,000	180,554
Tocalo Co., Ltd.	7,700	138,872
Toshiba Machine Co., Ltd.	59,000	184,244
Tsubakimoto Chain Co.	55,000	343,047
Tsugami Corp.(a)	21,000	77,326
Tsurumi Manufacturing Co., Ltd.	10,700	171,179
Union Tool Co.(a)	4,000	96,289
YAMABIKO Corp.	16,300	132,289

Total Machinery		11,094,042
Marine – 0.8%
Japan Transcity Corp.	39,000	132,209
Kawasaki Kisen Kaisha Ltd.(a)	541,000	1,183,501
NS United Kaiun Kaisha Ltd.	120,740	236,913

Total Marine		1,552,623
Media – 1.3%
Avex Group Holdings, Inc.(a)	20,500	232,618
Daiichikosho Co., Ltd.	29,200	1,032,539
SKY Perfect JSAT Holdings, Inc.	103,300	483,875
Toei Co., Ltd.	19,000	148,967
Tv Tokyo Holdings Corp.	13,100	221,824
Wowow, Inc.	10,100	274,922
Zenrin Co., Ltd.(a)	18,900	254,230

Total Media		2,648,975
Metals & Mining – 2.6%
Aichi Steel Corp.	62,000	232,956
Asahi Holdings, Inc.	20,600	308,402
Daido Steel Co., Ltd.(a)	120,000	378,742
Dowa Holdings Co., Ltd.(a)	116,000	874,613
Godo Steel Ltd.(a)	73,000	112,763

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	117

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
Kyoei Steel Ltd.(a)	16,400	$256,616
Mitsubishi Steel Manufacturing Co., Ltd.	86,987	159,063
Mitsui Mining & Smelting Co., Ltd.	208,000	371,661
Neturen Co., Ltd.(a)	13,000	92,915
Nippon Denko Co., Ltd.(a)	15,500	27,825
Nippon Steel & Sumitomo Metal Corp.	70	1,267
Nisshin Steel Co., Ltd.(a)	59,932	532,940
Osaka Steel Co., Ltd.	10,800	150,865
OSAKA Titanium Technologies Co., Ltd.(a)	6,000	156,807
Sanyo Special Steel Co., Ltd.	67,000	253,421
Toho Zinc Co., Ltd.(a)	64,000	145,886
Tokyo Steel Manufacturing Co., Ltd.	19,700	107,082
Topy Industries Ltd.(a)	70,000	143,782
Toyo Kohan Co., Ltd.	41,700	124,301
UACJ Corp.(a)	193,532	308,643
Yamato Kogyo Co., Ltd.(a)	22,200	443,018

Total Metals & Mining		5,183,568
Multiline Retail – 0.5%
H2O Retailing Corp.	24,900	469,662
Parco Co., Ltd.(a)	39,700	317,560
Seria Co., Ltd.(a)	3,746	184,540

Total Multiline Retail		971,762
Oil, Gas & Consumable Fuels – 0.7%
BP Castrol K.K.(a)	19,800	196,239
Itochu Enex Co., Ltd.	46,000	348,366
Nippon Coke & Engineering Co., Ltd.	220,600	186,036
Nippon Gas Co., Ltd.(a)	7,800	221,434
San-Ai Oil Co., Ltd.	35,000	238,759
Sinanen Co., Ltd.	40,000	147,956

Total Oil, Gas & Consumable Fuels		1,338,790
Paper & Forest Products – 1.0%
Daiken Corp.	60,000	181,856
Daio Paper Corp.(a)	21,000	172,187
Hokuetsu Kishu Paper Co., Ltd.(a)	78,400	424,845
Nippon Paper Industries Co., Ltd.(a)	60,700	923,944
Tokushu Tokai Paper Co., Ltd.(a)	81,000	217,100

Total Paper & Forest Products		1,919,932
Personal Products – 1.3%
Artnature, Inc.(a)	25,500	255,926
Dr. Ci:Labo Co., Ltd.(a)	13,500	253,734
Fancl Corp.	24,800	354,508
Kobayashi Pharmaceutical Co., Ltd.	10,300	773,156
Mandom Corp.	7,900	257,254
Milbon Co., Ltd.	7,600	250,975
Noevir Holdings Co., Ltd.	20,500	442,299

Total Personal Products		2,587,852
Pharmaceuticals – 2.3%
Fuji Pharma Co., Ltd.	12,100	202,264
KYORIN Holdings, Inc.	27,500	419,279
Mochida Pharmaceutical Co., Ltd.	7,100	409,644
Nichi-iko Pharmaceutical Co., Ltd.(a)	11,100	290,557
Nippon Shinyaku Co., Ltd.(a)	10,000	359,454
Investments	Shares	Value
Rohto Pharmaceutical Co., Ltd.(a)	29,700	$454,558
Sawai Pharmaceutical Co., Ltd.	13,200	764,898
Torii Pharmaceutical Co., Ltd.	10,900	255,196
Towa Pharmaceutical Co., Ltd.(a)	5,500	351,313
Tsumura & Co.(a)	32,100	695,525
ZERIA Pharmaceutical Co., Ltd.(a)	21,300	262,148

Total Pharmaceuticals		4,464,836
Professional Services – 1.5%
Altech Corp.	6,800	122,640
FULLCAST Holdings Co., Ltd.	22,300	148,213
Funai Soken Holdings, Inc.	15,900	225,692
Meitec Corp.	14,000	486,286
Nihon M&A Center, Inc.(a)	6,200	269,194
Nomura Co., Ltd.	24,700	348,541
Space Co., Ltd.(a)	21,400	226,570
Temp Holdings Co., Ltd.	10,400	472,392
Weathernews, Inc.	7,700	244,312
Yumeshin Holdings Co., Ltd.(a)	58,200	343,082

Total Professional Services		2,886,922
Real Estate Management & Development – 1.4%
Airport Facilities Co., Ltd.	38,300	174,287
Daibiru Corp.(a)	12,600	97,631
Daikyo, Inc.(a)	323,000	544,784
Goldcrest Co., Ltd.(a)	17,800	329,500
Heiwa Real Estate Co., Ltd.(a)	18,200	194,210
Kenedix, Inc.(a)	54,100	178,880
Open House Co., Ltd.	13,600	209,170
Relo Holdings, Inc.	3,548	345,424
Sumitomo Real Estate Sales Co., Ltd.	9,200	234,292
Takara Leben Co., Ltd.(a)	25,800	125,806
TOC Co., Ltd.(a)	25,600	178,697
Unizo Holdings Co., Ltd.(a)	4,700	196,610

Total Real Estate Management & Development		2,809,291
Road & Rail – 2.3%
Fukuyama Transporting Co., Ltd.(a)	84,000	452,386
Hitachi Transport System Ltd.(a)	28,700	470,885
Ichinen Holdings Co., Ltd.	14,100	121,145
Maruzen Showa Unyu Co., Ltd.	41,000	143,439
Nankai Electric Railway Co., Ltd.(a)	129,838	661,305
Nippon Konpo Unyu Soko Co., Ltd.	28,600	503,154
Nishi-Nippon Railroad Co., Ltd.(a)	69,000	337,035
Sankyu, Inc.	99,000	476,959
Seino Holdings Co., Ltd.	59,200	614,416
Senko Co., Ltd.(a)	40,000	280,549
Sotetsu Holdings, Inc.(a)	104,000	567,044

Total Road & Rail		4,628,317
Semiconductors & Semiconductor Equipment – 1.1%
Advantest Corp.(a)	41,800	298,758
Axell Corp.	14,000	168,330
Lasertec Corp.(a)	10,300	104,492
MegaChips Corp.(a)	13,992	134,003
Mimasu Semiconductor Industry Co., Ltd.	12,200	111,136

See Notes to Financial Statements.

118	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
Mitsui High-Tec, Inc.	15,800	$84,696
Nuflare Technology, Inc.(a)	4,200	153,776
Sanken Electric Co., Ltd.(a)	32,000	107,410
SCREEN Holdings Co., Ltd.(a)	26,700	129,749
Shindengen Electric Manufacturing Co., Ltd.	34,000	109,013
Shinko Electric Industries Co., Ltd.(a)	56,500	316,549
Tokyo Seimitsu Co., Ltd.	21,300	393,223

Total Semiconductors & Semiconductor Equipment		2,111,135
Software – 1.6%
Capcom Co., Ltd.(a)	22,200	436,159
Fuji Soft, Inc.(a)	3,700	64,568
Imagica Robot Holdings, Inc.(a)	22,000	83,581
Konami Corp.(a)	35,800	772,107
Marvelous, Inc.(a)	12,600	96,158
MTI Ltd.(a)	18,500	126,510
NSD Co., Ltd.	55,000	673,235
Square Enix Holdings Co., Ltd.	27,750	686,075
Systena Corp.	26,400	242,255

Total Software		3,180,648
Specialty Retail – 6.1%
Adastria Co., Ltd.	9,361	558,854
Alpen Co., Ltd.(a)	12,100	192,869
AOKI Holdings, Inc.	44,500	539,878
Aoyama Trading Co., Ltd.	20,100	706,559
Arcland Sakamoto Co., Ltd.	7,248	155,533
Autobacs Seven Co., Ltd.(a)	53,300	882,511
Bic Camera, Inc.(a)	29,500	255,922
Chiyoda Co., Ltd.(a)	18,500	592,389
DCM Holdings Co., Ltd.	59,800	436,398
EDION Corp.(a)	50,000	342,337
Geo Holdings Corp.(a)	26,100	416,022
Gulliver International Co., Ltd.(a)	34,100	310,919
Joyful Honda Co., Ltd.(a)	15,200	293,682
K’s Holdings Corp.(a)	22,917	717,561
Keiyo Co., Ltd.(a)	27,300	116,936
Kohnan Shoji Co., Ltd.(a)	24,400	307,228
Komeri Co., Ltd.(a)	11,000	237,607
Kyoto Kimono Yuzen Co., Ltd.(a)	22,300	186,198
Nishimatsuya Chain Co., Ltd.	26,400	244,018
Nojima Corp.(a)	12,200	134,463
Pal Co., Ltd.	8,600	248,453
Sac’s Bar Holdings, Inc.	8,500	144,855
Sanrio Co., Ltd.(a)	47,657	1,295,233
Shimachu Co., Ltd.(a)	25,200	550,859
T-Gaia Corp.	36,100	560,346
United Arrows Ltd.(a)	18,500	763,078
VT Holdings Co., Ltd.	54,654	328,567
Xebio Co., Ltd.(a)	14,200	254,442
Yellow Hat Ltd.(a)	7,100	153,661

Total Specialty Retail		11,927,378
Technology Hardware, Storage & Peripherals – 1.2%
Eizo Corp.(a)	12,100	280,867
Elecom Co., Ltd.	10,800	123,632
Investments	Shares	Value
Hitachi Maxell Ltd.(a)	39,200	$564,606
Riso Kagaku Corp.	20,100	340,692
Toshiba TEC Corp.(a)	142,000	450,549
Wacom Co., Ltd.(a)	140,100	514,708

Total Technology Hardware, Storage & Peripherals		2,275,054
Textiles, Apparel & Luxury Goods – 2.0%
Descente Ltd.	11,500	161,988
Fujibo Holdings, Inc.	40,000	74,479
Gunze Ltd.	111,000	334,580
Japan Vilene Co., Ltd.(a)	27,000	268,501
Japan Wool Textile Co., Ltd. (The)(a)	45,000	377,990
Kurabo Industries Ltd.	124,000	219,496
Onward Holdings Co., Ltd.(a)	119,639	705,257
Sanyo Shokai Ltd.(a)	73,000	219,430
Seiko Holdings Corp.	57,000	329,821
Seiren Co., Ltd.	26,700	294,945
Wacoal Holdings Corp.	59,000	703,478
Yondoshi Holdings, Inc.(a)	9,200	223,538

Total Textiles, Apparel & Luxury Goods		3,913,503
Trading Companies & Distributors – 2.8%
Daiichi Jitsugyo Co., Ltd.(a)	40,000	191,375
Hanwa Co., Ltd.(a)	123,000	449,831
Inaba Denki Sangyo Co., Ltd.(a)	13,700	411,806
Inabata & Co., Ltd.	37,100	385,358
Iwatani Corp.(a)	34,000	192,477
Japan Pulp & Paper Co., Ltd.	79,000	212,399
Kanematsu Corp.	195,000	271,907
Kuroda Electric Co., Ltd.(a)	14,300	264,353
MonotaRO Co., Ltd.(a)	8,300	188,988
Nagase & Co., Ltd.(a)	55,200	638,811
Nippon Steel & Sumikin Bussan Corp.(a)	169,960	500,947
Nishio Rent All Co., Ltd.	11,100	217,060
Onoken Co., Ltd.	19,400	165,061
Sanyo Trading Co., Ltd.	5,300	67,752
Seika Corp.	63,000	132,560
Shinsho Corp.	77,000	145,301
Trusco Nakayama Corp.	8,100	285,071
Wakita & Co., Ltd.	12,445	112,121
Yamazen Corp.	36,800	302,659
Yuasa Trading Co., Ltd.	14,400	295,178

Total Trading Companies & Distributors		5,431,015
Transportation Infrastructure – 0.7%
Kamigumi Co., Ltd.	64,000	521,555
Mitsubishi Logistics Corp.(a)	33,000	380,796
Nissin Corp.	60,000	172,337
Sumitomo Warehouse Co., Ltd. (The)	79,000	379,944

Total Transportation Infrastructure		1,454,632
TOTAL COMMON STOCKS (Cost: $202,133,084)		197,464,292

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	119

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.1%
United States – 30.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $59,188,899)(c)	59,188,899	$59,188,899
TOTAL INVESTMENTS IN SECURITIES – 130.5% (Cost: $261,321,983)		256,653,191
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (30.5)%		(59,985,662)

NET ASSETS – 100.0%		$196,667,529
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $57,422,258 and the total market value of the collateral held by the Fund was $60,534,774. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,345,875.

See Notes to Financial Statements.

120	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.5%
Japan – 100.5%
Commercial Services & Supplies – 0.1%
Nissha Printing Co., Ltd.	210	$3,993
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	500	5,256
Electronic Equipment, Instruments & Components – 27.0%
Ai Holdings Corp.	270	6,657
Alps Electric Co., Ltd.	1,470	41,179
Amano Corp.	460	5,285
Anritsu Corp.	980	5,933
Azbil Corp.	380	9,582
Citizen Holdings Co., Ltd.	2,180	14,999
Hamamatsu Photonics K.K.	1,180	26,602
Hirose Electric Co., Ltd.	201	21,767
Hitachi High-Technologies Corp.	440	9,468
Hitachi Ltd.	33,600	168,582
Horiba Ltd.	300	10,896
Ibiden Co., Ltd.	870	11,354
Japan Aviation Electronics Industry Ltd.	600	8,933
Japan Display, Inc.*(a)	2,900	8,306
Keyence Corp.	317	140,812
Kyocera Corp.	2,480	113,061
Murata Manufacturing Co., Ltd.	1,515	194,427
Nichicon Corp.	430	3,077
Nippon Electric Glass Co., Ltd.	2,300	11,062
Nippon Signal Co., Ltd.	340	3,270
Oki Electric Industry Co., Ltd.	6,200	9,629
Omron Corp.	1,710	51,187
Ryosan Co., Ltd.	200	4,661
Shimadzu Corp.	2,000	28,639
Siix Corp.	140	3,630
Taiyo Yuden Co., Ltd.	840	10,899
TDK Corp.	940	52,822
Topcon Corp.	750	9,775
Yaskawa Electric Corp.	2,100	21,252
Yokogawa Electric Corp.	1,600	16,659

Total Electronic Equipment, Instruments & Components		1,024,405
Household Durables – 11.9%
Alpine Electronics, Inc.	400	4,358
Casio Computer Co., Ltd.(a)	1,930	34,889
Foster Electric Co., Ltd.	210	4,175
Fujitsu General Ltd.	500	5,411
Nikon Corp.(a)	2,720	32,749
Panasonic Corp.	15,980	160,581
Pioneer Corp.*(a)	1,440	3,114
Sharp Corp.*(a)	4,900	5,605
Sony Corp.	8,350	202,083

Total Household Durables		452,965
Internet & Catalog Retail – 2.9%
ASKUL Corp.	180	6,831
Rakuten, Inc.	6,700	85,257
Investments	Shares	Value
Start Today Co., Ltd.	500	$16,449

Total Internet & Catalog Retail		108,537
Internet Software & Services – 2.6%
COOKPAD, Inc.	500	10,491
DeNa Co., Ltd.(a)	650	12,043
GMO Internet, Inc.	700	9,024
Internet Initiative Japan, Inc.	280	4,999
Kakaku.com, Inc.(a)	1,100	17,763
Mixi, Inc.	290	9,879
Yahoo Japan Corp.	9,020	34,193

Total Internet Software & Services		98,392
IT Services – 7.8%
Digital Garage, Inc.	440	6,051
DTS Corp.	210	4,943
Fujitsu Ltd.	13,400	58,013
GMO Payment Gateway, Inc.(a)	200	7,682
IT Holdings Corp.	710	16,024
Itochu Techno-Solutions Corp.(a)	520	11,050
NEC Networks & System Integration Corp.(a)	190	3,384
Nihon Unisys Ltd.	680	7,001
Nomura Research Institute Ltd.	1,078	41,179
NS Solutions Corp.	250	10,520
NTT Data Corp.	1,050	52,691
Obic Co., Ltd.	580	26,393
Otsuka Corp.	450	21,868
SCSK Corp.(a)	500	18,682
Transcosmos, Inc.	410	9,962

Total IT Services		295,443
Leisure Products – 2.3%
Bandai Namco Holdings, Inc.	1,410	32,611
Heiwa Corp.	200	3,422
Sankyo Co., Ltd.	330	11,710
Sega Sammy Holdings, Inc.	1,050	10,205
Yamaha Corp.	1,400	30,837

Total Leisure Products		88,785
Media – 4.9%
Avex Group Holdings, Inc.	300	3,404
CyberAgent, Inc.(a)	380	14,786
Daiichikosho Co., Ltd.	280	9,901
Dentsu, Inc.	1,730	88,403
Hakuhodo DY Holdings, Inc.	2,400	22,664
Kadokawa Dwango	260	3,445
Shochiku Co., Ltd.	600	5,045
SKY Perfect JSAT Holdings, Inc.	1,230	5,762
Toei Co., Ltd.	700	5,488
Toho Co., Ltd.	1,000	22,736
Tokyo Broadcasting System Holdings, Inc.	340	4,537

Total Media		186,171
Semiconductors & Semiconductor Equipment – 3.4%
Advantest Corp.(a)	1,400	10,006
Disco Corp.	230	16,055
Renesas Electronics Corp.*	2,540	13,382

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	121

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

September 30, 2015

Investments	Shares	Value
SCREEN Holdings Co., Ltd.	1,800	$8,747
Sumco Corp.	1,100	9,791
Tokyo Electron Ltd.	1,270	59,532
Tokyo Seimitsu Co., Ltd.	300	5,538
Ulvac, Inc.	370	5,994

Total Semiconductors & Semiconductor Equipment		129,045
Software – 3.3%
Capcom Co., Ltd.	500	9,823
COLOPL, Inc.(a)	410	6,559
GungHo Online Entertainment, Inc.	3,400	10,050
Konami Corp.(a)	870	18,763
Nexon Co., Ltd.	1,350	17,866
NSD Co., Ltd.	360	4,407
Oracle Corp.	300	12,625
Square Enix Holdings Co., Ltd.	550	13,598
Trend Micro, Inc.	880	30,971

Total Software		124,662
Technology Hardware, Storage & Peripherals – 14.3%
Brother Industries Ltd.	1,930	23,109
Canon, Inc.	7,570	218,317
FUJIFILM Holdings Corp.	3,410	126,873
Hitachi Maxell Ltd.	60	864
Konica Minolta, Inc.	3,520	36,856
NEC Corp.	17,400	53,320
Ricoh Co., Ltd.	4,550	45,760
Riso Kagaku Corp.	180	3,051
Seiko Epson Corp.	2,090	29,440
Wacom Co., Ltd.(a)	1,250	4,592

Total Technology Hardware, Storage & Peripherals		542,182
Trading Companies & Distributors – 0.1%
Inaba Denki Sangyo Co., Ltd.	90	2,705
Wireless Telecommunication Services – 19.8%
KDDI Corp.	12,290	273,681
NTT DOCOMO, Inc.	9,680	161,084
SoftBank Group Corp.	6,930	316,918

Total Wireless Telecommunication Services		751,683
TOTAL COMMON STOCKS (Cost: $4,003,088)		3,814,224
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%
United States – 4.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $184,218)(c)	184,218	184,218
TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $4,187,306)		3,998,442
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.3)%		(201,669)

NET ASSETS – 100.0%		$3,796,773
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $176,512 and the total market value of the collateral held by the Fund was $185,418. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,200.

See Notes to Financial Statements.

122	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.1%
Yamato Holdings Co., Ltd.	163	$3,109
Auto Components – 6.4%
Aisin Seiki Co., Ltd.	300	10,020
Bridgestone Corp.	1,210	41,685
Denso Corp.	934	39,274
Exedy Corp.	72	1,590
Koito Manufacturing Co., Ltd.	81	2,628
NGK Spark Plug Co., Ltd.	135	3,076
NHK Spring Co., Ltd.	200	1,929
Nifco, Inc.	51	1,735
NOK Corp.	135	2,900
Stanley Electric Co., Ltd.	132	2,618
Sumitomo Electric Industries Ltd.	744	9,464
Sumitomo Rubber Industries Ltd.	429	5,932
Toyo Tire & Rubber Co., Ltd.	185	3,982
Toyoda Gosei Co., Ltd.	116	2,269
Toyota Boshoku Corp.	125	2,109
TS Tech Co., Ltd.	53	1,438
Yokohama Rubber Co., Ltd. (The)	200	3,509

Total Auto Components		136,158
Automobiles – 13.2%
Fuji Heavy Industries Ltd.	690	24,676
Honda Motor Co., Ltd.	2,335	68,998
Isuzu Motors Ltd.	975	9,729
Mazda Motor Corp.	137	2,151
Nissan Motor Co., Ltd.	6,885	62,891
Suzuki Motor Corp.	221	6,757
Toyota Motor Corp.	1,731	100,754
Yamaha Motor Co., Ltd.	334	6,668

Total Automobiles		282,624
Banks – 0.1%
Suruga Bank Ltd.	152	2,813
Beverages – 1.2%
Asahi Group Holdings Ltd.	378	12,214
Coca-Cola East Japan Co., Ltd.	127	2,046
Ito En Ltd.	100	2,087
Suntory Beverage & Food Ltd.	261	9,992

Total Beverages		26,339
Building Products – 0.6%
Daikin Industries Ltd.	205	11,427
Sanwa Holdings Corp.	288	1,972

Total Building Products		13,399
Chemicals – 4.7%
Air Water, Inc.	190	2,841
Asahi Kasei Corp.	1,659	11,636
Daicel Corp.	268	3,271
DIC Corp.	1,377	3,070
Hitachi Chemical Co., Ltd.	224	3,069
JSR Corp.	248	3,557
Investments	Shares	Value
Kansai Paint Co., Ltd.	156	$2,113
Kuraray Co., Ltd.	316	3,921
Mitsubishi Chemical Holdings Corp.	1,171	6,075
Mitsubishi Gas Chemical Co., Inc.	853	3,917
Nihon Parkerizing Co., Ltd.	169	1,374
Nippon Paint Holdings Co., Ltd.	70	1,216
Nippon Shokubai Co., Ltd.	41	2,773
Nissan Chemical Industries Ltd.	100	2,187
Nitto Denko Corp.	141	8,388
NOF Corp.	249	1,701
Shin-Etsu Chemical Co., Ltd.	340	17,360
Sumitomo Chemical Co., Ltd.	1,681	8,450
Taiyo Holdings Co., Ltd.	42	1,280
Toray Industries, Inc.	921	7,925
Tosoh Corp.	532	2,545
Zeon Corp.	219	1,721

Total Chemicals		100,390
Commercial Services & Supplies – 1.0%
Aeon Delight Co., Ltd.	100	2,881
Park24 Co., Ltd.	255	4,782
Secom Co., Ltd.	237	14,186

Total Commercial Services & Supplies		21,849
Construction & Engineering – 0.7%
COMSYS Holdings Corp.	158	1,876
Hazama Ando Corp.	100	637
JGC Corp.	148	1,957
Kajima Corp.	759	4,011
Kyowa Exeo Corp.	188	1,810
Maeda Road Construction Co., Ltd.	120	2,096
Nippo Corp.	105	1,784
SHO-BOND Holdings Co., Ltd.	40	1,525

Total Construction & Engineering		15,696
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	1,841
Taiheiyo Cement Corp.	1,143	3,417

Total Construction Materials		5,258
Containers & Packaging – 0.1%
Rengo Co., Ltd.	352	1,358
Electrical Equipment – 1.7%
Fuji Electric Co., Ltd.	454	1,638
GS Yuasa Corp.	543	2,040
Mitsubishi Electric Corp.	2,192	19,950
Nidec Corp.	151	10,321
Nitto Kogyo Corp.	100	1,742

Total Electrical Equipment		35,691
Electronic Equipment, Instruments & Components – 3.6%
Alps Electric Co., Ltd.	68	1,905
Azbil Corp.	116	2,925
Hirose Electric Co., Ltd.	37	4,007
Hitachi High-Technologies Corp.	129	2,776
Hitachi Ltd.	4,396	22,056

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	123

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2015

Investments	Shares	Value
Horiba Ltd.	46	$1,671
Keyence Corp.	15	6,663
Murata Manufacturing Co., Ltd.	127	16,298
Oki Electric Industry Co., Ltd.	1,000	1,553
Omron Corp.	184	5,508
Shimadzu Corp.	188	2,692
TDK Corp.	87	4,889
Yaskawa Electric Corp.	200	2,024
Yokogawa Electric Corp.	154	1,603

Total Electronic Equipment, Instruments & Components		76,570
Food & Staples Retailing – 3.1%
FamilyMart Co., Ltd.	156	7,099
Lawson, Inc.	168	12,358
Matsumotokiyoshi Holdings Co., Ltd.	66	2,915
Seven & I Holdings Co., Ltd.	779	35,410
Sugi Holdings Co., Ltd.	42	1,880
Sundrug Co., Ltd.	60	3,146
Tsuruha Holdings, Inc.	33	2,835

Total Food & Staples Retailing		65,643
Food Products – 1.3%
Ajinomoto Co., Inc.	386	8,106
Calbee, Inc.	73	2,350
Ezaki Glico Co., Ltd.	37	1,705
Kikkoman Corp.	108	2,958
MEIJI Holdings Co., Ltd.	74	5,400
NH Foods Ltd.	239	4,861
Yakult Honsha Co., Ltd.	32	1,587

Total Food Products		26,967
Health Care Equipment & Supplies – 1.4%
Hoya Corp.	437	14,241
Nakanishi, Inc.	41	1,523
Nipro Corp.	374	3,829
Sysmex Corp.	87	4,562
Terumo Corp.	211	5,937

Total Health Care Equipment & Supplies		30,092
Health Care Technology – 0.1%
M3, Inc.	100	1,976
Hotels, Restaurants & Leisure – 0.4%
Oriental Land Co., Ltd.	100	5,568
Resorttrust, Inc.	100	2,479

Total Hotels, Restaurants & Leisure		8,047
Household Durables – 1.3%
Casio Computer Co., Ltd.(a)	263	4,754
Haseko Corp.	162	1,826
Rinnai Corp.	31	2,356
Sekisui Chemical Co., Ltd.	345	3,610
Sekisui House Ltd.	1,056	16,444

Total Household Durables		28,990
Household Products – 0.4%
Lion Corp.	275	2,409
Pigeon Corp.	131	3,044
Investments	Shares	Value
Unicharm Corp.	200	$3,530

Total Household Products		8,983
Insurance – 2.6%
Sompo Japan Nipponkoa Holdings, Inc.	435	12,553
Sony Financial Holdings, Inc.	558	9,123
Tokio Marine Holdings, Inc.	947	35,123

Total Insurance		56,799
Internet Software & Services – 1.5%
DeNa Co., Ltd.	78	1,445
GMO Internet, Inc.	161	2,076
Kakaku.com, Inc.	148	2,390
Mixi, Inc.	79	2,691
Yahoo Japan Corp.	6,208	23,533

Total Internet Software & Services		32,135
IT Services – 1.4%
Itochu Techno-Solutions Corp.	148	3,145
NEC Networks & System Integration Corp.	100	1,781
Nihon Unisys Ltd.	100	1,030
Nomura Research Institute Ltd.	254	9,703
Obic Co., Ltd.	82	3,731
Otsuka Corp.	100	4,859
SCSK Corp.	126	4,708
Transcosmos, Inc.	81	1,968

Total IT Services		30,925
Leisure Products – 0.9%
Bandai Namco Holdings, Inc.	349	8,072
Heiwa Corp.	210	3,593
Shimano, Inc.	39	5,451
Universal Entertainment Corp.(a)	100	1,758

Total Leisure Products		18,874
Machinery – 7.6%
Ebara Corp.	586	2,153
FANUC Corp.	361	55,206
Hino Motors Ltd.	918	9,298
Hitachi Construction Machinery Co., Ltd.	368	4,907
Hoshizaki Electric Co., Ltd.	40	2,789
IHI Corp.	1,000	2,555
JTEKT Corp.	331	4,599
Kawasaki Heavy Industries Ltd.	1,813	6,222
Komatsu Ltd.	1,390	20,340
Kubota Corp.	1,118	15,267
Kurita Water Industries Ltd.	139	2,940
Makita Corp.	154	8,139
Minebea Co., Ltd.	160	1,685
Miura Co., Ltd.	157	1,810
Nabtesco Corp.	127	2,304
NGK Insulators Ltd.	196	3,726
NSK Ltd.	513	4,939
OSG Corp.	100	1,883
SMC Corp.	23	5,004
Sumitomo Heavy Industries Ltd.	660	2,595
Tadano Ltd.	118	1,301

See Notes to Financial Statements.

124	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2015

Investments	Shares	Value
THK Co., Ltd.	158	$2,499
Tsubakimoto Chain Co.	208	1,297

Total Machinery		163,458
Marine – 0.4%
Kawasaki Kisen Kaisha Ltd.	1,758	3,846
Nippon Yusen K.K.	2,243	5,169

Total Marine		9,015
Media – 0.5%
CyberAgent, Inc.	48	1,867
Daiichikosho Co., Ltd.	100	3,536
Hakuhodo DY Holdings, Inc.	322	3,041
Toho Co., Ltd.	130	2,956

Total Media		11,400
Metals & Mining – 2.1%
Dowa Holdings Co., Ltd.	291	2,194
Hitachi Metals Ltd.	311	3,591
Mitsubishi Materials Corp.	1,715	5,184
Mitsui Mining & Smelting Co., Ltd.	1,000	1,787
Nippon Steel & Sumitomo Metal Corp.	968	17,518
Sumitomo Metal Mining Co., Ltd.	939	10,600
UACJ Corp.	1,000	1,595
Yamato Kogyo Co., Ltd.	100	1,995

Total Metals & Mining		44,464
Multiline Retail – 0.4%
Isetan Mitsukoshi Holdings Ltd.	160	2,394
Izumi Co., Ltd.	48	1,938
Ryohin Keikaku Co., Ltd.	18	3,655

Total Multiline Retail		7,987
Personal Products – 1.2%
Kao Corp.	404	18,226
Kobayashi Pharmaceutical Co., Ltd.	41	3,077
Kose Corp.	42	3,805

Total Personal Products		25,108
Pharmaceuticals – 4.7%
Astellas Pharma, Inc.	2,362	30,470
Chugai Pharmaceutical Co., Ltd.	488	14,934
Eisai Co., Ltd.	366	21,484
Hisamitsu Pharmaceutical Co., Inc.	119	3,965
Kaken Pharmaceutical Co., Ltd.	49	4,521
KYORIN Holdings, Inc.	125	1,906
Mochida Pharmaceutical Co., Ltd.	38	2,192
Rohto Pharmaceutical Co., Ltd.	100	1,530
Santen Pharmaceutical Co., Ltd.	225	3,004
Sawai Pharmaceutical Co., Ltd.	43	2,492
Shionogi & Co., Ltd.	230	8,210
Sumitomo Dainippon Pharma Co., Ltd.	364	3,629
Tsumura & Co.	134	2,903

Total Pharmaceuticals		101,240
Professional Services – 0.1%
Meitec Corp.	44	1,528
Investments	Shares	Value
Real Estate Management & Development – 2.1%
Daikyo, Inc.	1,000	$1,687
Daito Trust Construction Co., Ltd.	93	9,415
Daiwa House Industry Co., Ltd.	863	21,239
Hulic Co., Ltd.	454	4,083
Relo Holdings, Inc.	20	1,947
Sumitomo Realty & Development Co., Ltd.	155	4,906
Tokyo Tatemono Co., Ltd.	100	1,187

Total Real Estate Management & Development		44,464
Road & Rail – 2.7%
Central Japan Railway Co.	60	9,631
East Japan Railway Co.	277	23,256
Hitachi Transport System Ltd.	145	2,379
Keisei Electric Railway Co., Ltd.	137	1,497
Nippon Express Co., Ltd.	1,137	5,402
Sankyu, Inc.	377	1,816
West Japan Railway Co.	217	13,555

Total Road & Rail		57,536
Semiconductors & Semiconductor Equipment – 0.2%
Disco Corp.	38	2,652
Shinko Electric Industries Co., Ltd.	290	1,625

Total Semiconductors & Semiconductor Equipment		4,277
Software – 0.9%
GungHo Online Entertainment, Inc.(a)	474	1,401
Konami Corp.	107	2,308
Nexon Co., Ltd.	128	1,694
Oracle Corp.	82	3,451
Square Enix Holdings Co., Ltd.	93	2,299
Trend Micro, Inc.	256	9,009

Total Software		20,162
Specialty Retail – 2.1%
ABC-Mart, Inc.	73	4,060
AOKI Holdings, Inc.	152	1,844
Fast Retailing Co., Ltd.	41	16,600
Hikari Tsushin, Inc.	60	4,183
K’s Holdings Corp.	51	1,597
Sanrio Co., Ltd.	137	3,723
Shimamura Co., Ltd.	38	4,080
T-Gaia Corp.	157	2,437
United Arrows Ltd.	57	2,351
USS Co., Ltd.	220	3,645

Total Specialty Retail		44,520
Technology Hardware, Storage & Peripherals – 5.4%
Brother Industries Ltd.	214	2,562
Canon, Inc.	3,000	86,519
FUJIFILM Holdings Corp.	436	16,222
Konica Minolta, Inc.	386	4,042
NEC Corp.	1,758	5,387

Total Technology Hardware, Storage & Peripherals		114,732
Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	100	2,370

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	125

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2015

Investments	Shares	Value
Tobacco – 4.2%
Japan Tobacco, Inc.	2,900	$89,471
Trading Companies & Distributors – 6.8%
ITOCHU Corp.	2,931	30,775
Marubeni Corp.	3,979	19,396
MISUMI Group, Inc.	300	3,078
Mitsubishi Corp.	2,577	42,034
Mitsui & Co., Ltd.	4,264	47,726
Nippon Steel & Sumikin Bussan Corp.	1,000	2,947

Total Trading Companies & Distributors		145,956
Transportation Infrastructure – 0.1%
Kamigumi Co., Ltd.	258	2,103
Wireless Telecommunication Services – 9.6%
KDDI Corp.	3,355	74,711
NTT DOCOMO, Inc.	6,732	112,027
SoftBank Group Corp.	417	19,070

Total Wireless Telecommunication Services		205,808
TOTAL COMMON STOCKS (Cost: $2,471,167)		2,126,284
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $6,938)(c)	6,938	6,938
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $2,478,105)		2,133,222
Cash and Other Assets in Excess of Liabilities – 0.5%		9,782

NET ASSETS – 100.0%		$2,143,004
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $6,616 and the total market value of the collateral held by the Fund was $6,938.

See Notes to Financial Statements.

126	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.3%
AIT Corp.(a)	18,300	$141,951
Kintetsu World Express, Inc.	20,966	367,975
Konoike Transport Co., Ltd.	11,000	136,392
Yusen Logistics Co., Ltd.	25,800	263,461

Total Air Freight & Logistics		909,779
Auto Components – 4.5%
Aisan Industry Co., Ltd.	32,800	299,340
Akebono Brake Industry Co., Ltd.(a)	148,132	468,768
Calsonic Kansei Corp.	97,000	723,258
Daido Metal Co., Ltd.	34,100	282,446
Daikyonishikawa Corp.	5,300	244,721
Eagle Industry Co., Ltd.	16,300	289,348
Exedy Corp.	31,025	684,926
FCC Co., Ltd.	32,700	522,315
G-Tekt Corp.	31,000	352,282
H-One Co., Ltd.	33,700	178,679
Keihin Corp.	16,221	228,352
Kinugawa Rubber Industrial Co., Ltd.	42,372	209,445
KYB Co., Ltd.(a)	232,400	611,247
Nifco, Inc.(a)	38,086	1,295,875
Nissin Kogyo Co., Ltd.(a)	38,300	571,790
Pacific Industrial Co., Ltd.(a)	34,600	344,079
Press Kogyo Co., Ltd.(a)	66,800	253,780
Riken Corp.	82,687	272,712
Sanden Holdings Corp.(a)	70,963	219,824
Shoei Co., Ltd.	7,700	115,084
Showa Corp.	65,800	521,939
Sumitomo Riko Co., Ltd.	52,800	458,498
Taiho Kogyo Co., Ltd.	31,600	338,520
Tokai Rika Co., Ltd.	59,358	1,217,740
Topre Corp.(a)	35,400	680,423
TPR Co., Ltd.(a)	18,700	423,605
TS Tech Co., Ltd.	26,900	729,971
Unipres Corp.	12,503	236,979
Yorozu Corp.(a)	8,900	181,470

Total Auto Components		12,957,416
Automobiles – 0.1%
Nissan Shatai Co., Ltd.(a)	22,300	245,223
Banks – 7.7%
77 Bank Ltd. (The)	166,000	938,354
Akita Bank Ltd. (The)	74,000	236,647
Aomori Bank Ltd. (The)(a)	142,622	457,286
Ashikaga Holdings Co., Ltd.	170,900	712,054
Awa Bank Ltd. (The)	63,378	364,080
Bank of Nagoya Ltd. (The)(a)	92,691	354,465
Bank of Okinawa Ltd. (The)	8,000	329,646
Bank of Saga Ltd. (The)	155,448	353,040
Bank of the Ryukyus Ltd.	21,708	317,921
Chukyo Bank Ltd. (The)	104,000	213,618
Daishi Bank Ltd. (The)	187,552	878,526
Investments	Shares	Value
Eighteenth Bank Ltd. (The)	149,046	$459,216
FIDEA Holdings Co., Ltd.	143,127	285,621
Fukui Bank Ltd. (The)(a)	160,671	328,680
Higashi-Nippon Bank Ltd. (The)	178,000	582,608
Higo Bank Ltd. (The)(a)	73,000	538,212
Hokkoku Bank Ltd. (The)	62,621	253,067
Hokuetsu Bank Ltd. (The)	188,000	381,447
Hyakugo Bank Ltd. (The)	59,000	283,263
Hyakujushi Bank Ltd. (The)	129,000	463,157
Juroku Bank Ltd. (The)	209,000	910,934
Kagoshima Bank Ltd. (The)(a)	74,719	605,164
Kansai Urban Banking Corp.	45,800	529,263
Keiyo Bank Ltd. (The)	134,684	712,977
Kiyo Bank Ltd. (The)	39,690	633,635
Mie Bank Ltd. (The)	133,389	295,145
Minato Bank Ltd. (The)	190,000	337,912
Miyazaki Bank Ltd. (The)	173,000	583,576
Musashino Bank Ltd. (The)	18,205	654,386
Nanto Bank Ltd. (The)(a)	100,000	314,783
Nishi-Nippon City Bank Ltd. (The)	510,000	1,392,477
North Pacific Bank Ltd.	154,315	608,163
Ogaki Kyoritsu Bank Ltd. (The)	241,423	947,429
Oita Bank Ltd. (The)(a)	89,000	368,588
San-In Godo Bank Ltd. (The)	63,000	613,877
Senshu Ikeda Holdings, Inc.	143,240	619,533
Shiga Bank Ltd. (The)(a)	83,923	424,643
Shikoku Bank Ltd. (The)	157,000	331,658
Tochigi Bank Ltd. (The)	37,843	206,965
Toho Bank Ltd. (The)	220,000	811,923
Tokyo TY Financial Group, Inc.	13,700	426,677
TOMONY Holdings, Inc.	49,877	194,069
Towa Bank Ltd. (The)	307,000	269,152
Yamagata Bank Ltd. (The)(a)	56,000	223,037
Yamanashi Chuo Bank Ltd. (The)	54,066	281,243

Total Banks		22,028,117
Beverages – 1.3%
Coca-Cola East Japan Co., Ltd.	48,400	779,557
Coca-Cola West Co., Ltd.	63,079	1,224,554
Ito En Ltd.(a)	36,300	757,431
Sapporo Holdings Ltd.	183,992	715,904
Takara Holdings, Inc.	48,311	289,224

Total Beverages		3,766,670
Building Products – 1.9%
Aica Kogyo Co., Ltd.	35,115	699,866
Bunka Shutter Co., Ltd.	34,600	247,586
Central Glass Co., Ltd.	124,933	544,525
Nichias Corp.	55,827	333,755
Nichiha Corp.	11,900	163,946
Nitto Boseki Co., Ltd.	112,996	336,823
Noritz Corp.	20,500	307,248
Okabe Co., Ltd.(a)	40,800	343,392
Sanwa Holdings Corp.	133,766	915,861
Sekisui Jushi Corp.	24,000	312,011

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	127

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
Takara Standard Co., Ltd.(a)	22,063	$156,218
Takasago Thermal Engineering Co., Ltd.(a)	80,572	1,110,712

Total Building Products		5,471,943
Capital Markets – 2.4%
GCA Savvian Corp.	19,400	241,356
Ichigo, Inc.(a)	74,000	171,152
Ichiyoshi Securities Co., Ltd.(a)	29,688	256,065
IwaiCosmo Holdings, Inc.	30,900	350,887
kabu.com Securities Co., Ltd.(a)	307,900	992,355
Kyokuto Securities Co., Ltd.	37,600	501,375
Marusan Securities Co., Ltd.	136,100	1,373,898
Matsui Securities Co., Ltd.	299,500	2,580,754
Monex Group, Inc.(a)	134,794	329,768
Toyo Securities Co., Ltd.	21,198	65,843

Total Capital Markets		6,863,453
Chemicals – 7.7%
ADEKA Corp.	70,025	889,893
Chugoku Marine Paints Ltd.	52,000	327,809
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,714	215,534
Daiso Co., Ltd.	54,000	184,862
Denki Kagaku Kogyo K.K.	397,000	1,557,968
DIC Corp.	527,000	1,174,876
Fujimi, Inc.	23,900	321,487
Fujimori Kogyo Co., Ltd.	6,300	154,127
JSP Corp.(a)	18,223	283,771
Kaneka Corp.	220,000	1,612,825
Kureha Corp.	134,648	482,311
Lintec Corp.	39,565	828,201
Mitsubishi Gas Chemical Co., Inc.(a)	270,000	1,239,928
Nihon Nohyaku Co., Ltd.(a)	20,988	140,720
Nihon Parkerizing Co., Ltd.	42,400	344,822
Nippon Kayaku Co., Ltd.(a)	95,000	985,179
Nippon Shokubai Co., Ltd.(a)	14,000	946,854
Nippon Soda Co., Ltd.	79,091	448,401
Nippon Synthetic Chemical Industry Co., Ltd. (The)	34,860	217,138
Nippon Valqua Industries Ltd.	109,688	263,768
NOF Corp.	102,000	696,664
Okamoto Industries, Inc.(a)	42,436	400,390
Sakai Chemical Industry Co., Ltd.	110,000	307,686
Sakata INX Corp.	51,500	408,508
Sanyo Chemical Industries Ltd.	44,176	295,822
Sekisui Plastics Co., Ltd.(a)	63,000	200,417
Shikoku Chemicals Corp.	26,000	218,829
Showa Denko K.K.(a)	728,692	797,050
Sumitomo Bakelite Co., Ltd.(a)	110,092	402,624
Sumitomo Seika Chemicals Co., Ltd.(a)	60,000	382,750
Taiyo Holdings Co., Ltd.	21,091	642,777
Takasago International Corp.	10,000	243,727
Takiron Co., Ltd.	58,000	236,814
Toagosei Co., Ltd.	85,300	616,077
Tokai Carbon Co., Ltd.(a)	94,000	224,473
Toyo Ink SC Holdings Co., Ltd.	237,512	866,637
Investments	Shares	Value
Toyobo Co., Ltd.	374,531	$506,609
Ube Industries Ltd.(a)	746,930	1,297,219
Zeon Corp.	87,000	683,564

Total Chemicals		22,049,111
Commercial Services & Supplies – 2.2%
Aeon Delight Co., Ltd.	33,000	950,612
Daiseki Co., Ltd.	14,307	242,979
Itoki Corp.	32,300	205,238
Kokuyo Co., Ltd.	59,403	627,435
Kyodo Printing Co., Ltd.(a)	55,049	151,682
Moshi Moshi Hotline, Inc.	27,500	283,576
NAC Co., Ltd.(a)	40,900	277,983
Nippon Parking Development Co., Ltd.(a)	201,300	213,460
Okamura Corp.	72,776	653,839
Park24 Co., Ltd.	85,700	1,607,166
Sato Holdings Corp.(a)	19,938	370,409
Toppan Forms Co., Ltd.	65,100	769,687

Total Commercial Services & Supplies		6,354,066
Communications Equipment – 0.3%
Hitachi Kokusai Electric, Inc.	59,948	630,189
Japan Radio Co., Ltd.	55,000	177,723

Total Communications Equipment		807,912
Construction & Engineering – 4.5%
COMSYS Holdings Corp.(a)	63,200	750,390
Fudo Tetra Corp.(a)	169,700	225,294
Hazama Ando Corp.	48,300	307,710
Kandenko Co., Ltd.	80,138	516,566
Kitano Construction Corp.	100,651	263,887
Kyowa Exeo Corp.	64,066	616,775
Kyudenko Corp.(a)	32,890	545,672
Maeda Corp.(a)	63,087	459,332
Maeda Road Construction Co., Ltd.	44,694	780,694
Mirait Holdings Corp.	38,800	350,533
NDS Co., Ltd.	94,000	229,182
Nippo Corp.	35,358	600,789
Nippon Densetsu Kogyo Co., Ltd.	25,000	446,708
Nippon Koei Co., Ltd.	41,000	169,457
Nippon Road Co., Ltd. (The)	104,291	519,866
Nishimatsu Construction Co., Ltd.	156,037	646,219
Obayashi Road Corp.	33,000	179,927
Okumura Corp.(a)	127,853	678,951
Penta-Ocean Construction Co., Ltd.	33,593	157,075
Raito Kogyo Co., Ltd.	19,900	187,593
SHO-BOND Holdings Co., Ltd.(a)	5,600	213,451
Sumitomo Densetsu Co., Ltd.	16,200	195,458
Taikisha Ltd.	10,865	244,942
TOA ROAD Corp.	55,000	194,255
Toda Corp.(a)	98,549	434,466
Toenec Corp.	66,000	481,643
Tokyu Construction Co., Ltd.(a)	50,100	412,463
Totetsu Kogyo Co., Ltd.	13,079	279,239
Toyo Construction Co., Ltd.(a)	49,100	214,414
Toyo Engineering Corp.(a)	125,554	301,921

See Notes to Financial Statements.

128	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
Yahagi Construction Co., Ltd.	30,100	$268,667
Yokogawa Bridge Holdings Corp.(a)	15,800	132,980
Yurtec Corp.	88,000	795,024

Total Construction & Engineering		12,801,543
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	171,404	606,816
Containers & Packaging – 0.6%
FP Corp.(a)	18,600	687,221
Fuji Seal International, Inc.(a)	16,305	468,327
Rengo Co., Ltd.	138,000	532,342

Total Containers & Packaging		1,687,890
Distributors – 1.0%
Canon Marketing Japan, Inc.	89,100	1,313,828
Doshisha Co., Ltd.	28,700	525,042
Happinet Corp.	15,900	154,267
Paltac Corp.	55,757	1,003,268

Total Distributors		2,996,405
Diversified Consumer Services – 1.0%
Benesse Holdings, Inc.(a)	89,200	2,379,610
Meiko Network Japan Co., Ltd.(a)	17,586	192,210
Studio Alice Co., Ltd.	10,260	198,150

Total Diversified Consumer Services		2,769,970
Diversified Financial Services – 0.2%
Financial Products Group Co., Ltd.(a)	16,200	116,057
Ricoh Leasing Co., Ltd.	15,900	428,815

Total Diversified Financial Services		544,872
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	7,100	159,293
Electrical Equipment – 1.3%
Daihen Corp.	58,000	273,135
Fujikura Ltd.	145,715	598,604
GS Yuasa Corp.(a)	211,000	792,803
Idec Corp.	25,636	197,142
Nissin Electric Co., Ltd.	44,965	275,951
Nitto Kogyo Corp.	26,900	468,754
Sanyo Denki Co., Ltd.	18,000	107,160
Takaoka Toko Co., Ltd.(a)	16,900	191,909
Ushio, Inc.	59,475	711,624

Total Electrical Equipment		3,617,082
Electronic Equipment, Instruments & Components – 5.0%
Ai Holdings Corp.(a)	35,800	882,707
Amano Corp.	58,935	677,114
Anritsu Corp.(a)	134,800	816,015
Azbil Corp.(a)	61,354	1,547,106
Canon Electronics, Inc.	13,500	217,100
Citizen Holdings Co., Ltd.(a)	165,100	1,135,911
CONEXIO Corp.	46,500	446,499
Daiwabo Holdings Co., Ltd.	192,396	335,747
Enplas Corp.(a)	8,889	306,530
Hakuto Co., Ltd.	21,434	224,067
Horiba Ltd.	16,100	584,770
Investments	Shares	Value
Japan Aviation Electronics Industry Ltd.	27,000	$401,962
Kaga Electronics Co., Ltd.	32,900	417,551
Koa Corp.(a)	22,147	191,763
Mitsumi Electric Co., Ltd.(a)	41,800	230,351
Nippon Electric Glass Co., Ltd.	266,000	1,279,305
Nippon Signal Co., Ltd.	31,300	301,070
Nohmi Bosai Ltd.	50,791	550,043
Oki Electric Industry Co., Ltd.	486,000	754,778
Ryoden Trading Co., Ltd.	64,723	430,172
Ryosan Co., Ltd.	17,500	407,820
Sanshin Electronics Co., Ltd.(a)	35,800	363,186
Shinko Shoji Co., Ltd.(a)	22,000	230,168
Siix Corp.(a)	16,300	422,590
SMK Corp.(a)	55,000	226,861
Taiyo Yuden Co., Ltd.	32,700	424,296
Tokyo Electron Device Ltd.	15,800	205,275
Topcon Corp.	12,200	159,013
UKC Holdings Corp.	8,700	166,060

Total Electronic Equipment, Instruments & Components		14,335,830
Energy Equipment & Services – 0.2%
Modec, Inc.(a)	34,004	412,540
Shinko Plantech Co., Ltd.	27,500	222,957

Total Energy Equipment & Services		635,497
Food & Staples Retailing – 3.2%
Ain Pharmaciez, Inc.	8,400	427,137
Arcs Co., Ltd.	36,494	685,605
Belc Co., Ltd.	17,300	589,354
Cawachi Ltd.(a)	21,500	352,394
Cocokara fine, Inc.	12,900	475,005
Cosmos Pharmaceutical Corp.(a)	1,300	152,724
Heiwado Co., Ltd.	32,563	713,170
Kato Sangyo Co., Ltd.	23,516	507,371
Life Corp.	10,400	295,245
Matsumotokiyoshi Holdings Co., Ltd.	22,800	1,007,072
Qol Co., Ltd.	40,000	571,452
San-A Co., Ltd.	13,000	568,781
UNY Group Holdings Co., Ltd.	167,200	1,049,843
Valor Co., Ltd.	25,791	645,825
Welcia Holdings Co., Ltd.	14,600	707,051
Yaoko Co., Ltd.	2,800	126,247
Yokohama Reito Co., Ltd.(a)	48,728	382,859

Total Food & Staples Retailing		9,257,135
Food Products – 3.8%
Ariake Japan Co., Ltd.	23,328	910,603
Fuji Oil Co., Ltd.	35,800	463,324
Fujicco Co., Ltd.	34,000	688,148
Hokuto Corp.	22,591	406,681
J-Oil Mills, Inc.	148,981	426,673
Kameda Seika Co., Ltd.	2,300	95,733
Marudai Food Co., Ltd.	118,000	464,059
Maruha Nichiro Corp.(a)	26,032	373,205
Megmilk Snow Brand Co., Ltd.(a)	41,200	786,400
Mitsui Sugar Co., Ltd.	83,492	347,172

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	129

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
Morinaga & Co., Ltd.	158,439	$776,551
Morinaga Milk Industry Co., Ltd.	103,411	429,134
Nichirei Corp.	141,096	878,868
Nippon Beet Sugar Manufacturing Co., Ltd.	148,000	237,265
Nippon Flour Mills Co., Ltd.	149,766	932,872
Nippon Suisan Kaisha Ltd.	56,100	166,757
Nisshin Oillio Group Ltd. (The)	142,000	513,389
Riken Vitamin Co., Ltd.(a)	6,200	196,201
S Foods, Inc.(a)	34,900	699,370
Sakata Seed Corp.	5,500	90,469
Showa Sangyo Co., Ltd.	160,000	621,217
Starzen Co., Ltd.	9,200	240,437

Total Food Products		10,744,528
Gas Utilities – 0.1%
K&O Energy Group, Inc.	17,100	207,173
Shizuoka Gas Co., Ltd.	20,692	133,898

Total Gas Utilities		341,071
Health Care Equipment & Supplies – 1.6%
Asahi Intecc Co., Ltd.	5,000	179,101
Eiken Chemical Co., Ltd.	10,935	185,986
Hogy Medical Co., Ltd.(a)	5,400	247,084
Nagaileben Co., Ltd.	23,126	426,740
Nakanishi, Inc.	8,600	319,542
Nihon Kohden Corp.	37,000	611,080
Nikkiso Co., Ltd.(a)	48,800	325,564
Nipro Corp.	151,200	1,547,791
Paramount Bed Holdings Co., Ltd.	20,721	614,199

Total Health Care Equipment & Supplies		4,457,087
Health Care Providers & Services – 0.6%
BML, Inc.	13,100	363,691
Ship Healthcare Holdings, Inc.	39,407	845,623
Toho Holdings Co., Ltd.(a)	19,900	413,403

Total Health Care Providers & Services		1,622,717
Hotels, Restaurants & Leisure – 3.3%
Accordia Golf Co., Ltd.(a)	81,000	730,431
Doutor Nichires Holdings Co., Ltd.(a)	33,253	508,936
Fuji Kyuko Co., Ltd.	27,402	255,796
Hiramatsu, Inc.	40,300	212,327
HIS Co., Ltd.	5,500	178,871
Ichibanya Co., Ltd.(a)	5,418	246,098
Kyoritsu Maintenance Co., Ltd.(a)	8,300	531,549
McDonald’s Holdings Co., Japan Ltd.(a)	48,500	1,088,937
MOS Food Services, Inc.(a)	13,000	275,381
Ohsho Food Service Corp.	16,200	535,649
Plenus Co., Ltd.(a)	29,368	452,909
Resorttrust, Inc.(a)	52,708	1,306,643
Round One Corp.(a)	117,537	472,052
Royal Holdings Co., Ltd.	4,600	78,584
Saizeriya Co., Ltd.	28,100	634,898
Skylark Co., Ltd.	66,300	860,823
St. Marc Holdings Co., Ltd.	15,800	481,526
Tokyotokeiba Co., Ltd.(a)	70,424	168,173
Investments	Shares	Value
Yoshinoya Holdings Co., Ltd.(a)	26,600	$345,146

Total Hotels, Restaurants & Leisure		9,364,729
Household Durables – 2.4%
Alpine Electronics, Inc.	15,400	167,804
Cleanup Corp.	17,000	124,343
First Juken Co., Ltd.	18,500	206,525
Foster Electric Co., Ltd.	21,800	433,397
France Bed Holdings Co., Ltd.	54,800	387,098
Fujitsu General Ltd.	41,000	443,669
Mitsui Home Co., Ltd.	55,000	274,621
Nihon House Holdings Co., Ltd.(a)	75,300	316,881
Nissei Build Kogyo Co., Ltd.(a)	58,000	179,184
PanaHome Corp.	88,177	569,858
Pressance Corp.(a)	8,700	338,876
Sangetsu Co., Ltd.	48,300	768,267
Starts Corp., Inc.	32,500	501,753
Sumitomo Forestry Co., Ltd.	65,300	727,343
Tamron Co., Ltd.	14,866	270,223
TOA Corp.	23,952	215,591
Token Corp.	7,270	545,106
West Holdings Corp.(a)	56,600	292,062

Total Household Durables		6,762,601
Household Products – 0.7%
Earth Chemical Co., Ltd.	18,700	710,433
Lion Corp.(a)	160,013	1,401,525

Total Household Products		2,111,958
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	77,000	865,378
TOKAI Holdings Corp.	94,100	392,067

Total Industrial Conglomerates		1,257,445
Internet & Catalog Retail – 0.5%
ASKUL Corp.	21,465	814,582
Belluna Co., Ltd.	48,584	264,897
Senshukai Co., Ltd.(a)	48,576	303,790

Total Internet & Catalog Retail		1,383,269
Internet Software & Services – 0.8%
Dip Corp.	7,000	114,675
F@N Communications, Inc.(a)	38,200	250,063
GMO Internet, Inc.	50,772	654,548
Gree, Inc.(a)	108,700	485,572
Gurunavi, Inc.(a)	15,800	259,628
Internet Initiative Japan, Inc.(a)	18,700	333,825
NIFTY Corp.	14,100	140,688

Total Internet Software & Services		2,238,999
IT Services – 1.9%
DTS Corp.	19,691	463,482
Future Architect, Inc.	32,400	182,608
Ines Corp.(a)	28,010	252,351
Information Services International-Dentsu Ltd.	25,000	343,798
IT Holdings Corp.	40,800	920,823
NEC Networks & System Integration Corp.	33,579	598,038

See Notes to Financial Statements.

130	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
NET One Systems Co., Ltd.	99,258	$560,250
Nihon Unisys Ltd.(a)	50,600	520,935
NS Solutions Corp.	27,190	1,144,221
Transcosmos, Inc.	17,000	413,059

Total IT Services		5,399,565
Leisure Products – 1.3%
Dunlop Sports Co., Ltd.	37,886	354,929
Fields Corp.(a)	35,700	483,492
Heiwa Corp.	108,900	1,863,116
Mizuno Corp.(a)	62,616	284,416
Tomy Co., Ltd.(a)	34,500	167,942
Universal Entertainment Corp.(a)	37,900	666,450

Total Leisure Products		3,820,345
Life Sciences Tools & Services – 0.1%
CMIC Holdings Co., Ltd.(a)	16,100	228,531
EPS Holdings, Inc.	11,000	107,369

Total Life Sciences Tools & Services		335,900
Machinery – 5.6%
Aida Engineering Ltd.	59,200	485,898
Alinco, Inc.(a)	21,100	190,096
Anest Iwata Corp.(a)	35,500	232,092
Asahi Diamond Industrial Co., Ltd.(a)	29,500	266,267
Bando Chemical Industries Ltd.	69,787	269,207
CKD Corp.	29,141	239,182
Daifuku Co., Ltd.(a)	26,304	359,095
DMG Mori Co., Ltd.(a)	46,700	589,185
Ebara Corp.(a)	252,000	925,813
Fujitec Co., Ltd.	47,861	415,609
Furukawa Co., Ltd.(a)	253,000	532,342
Glory Ltd.	22,900	538,632
Hitachi Koki Co., Ltd.	65,827	457,296
Hitachi Zosen Corp.	65,200	336,983
Iseki & Co., Ltd.(a)	155,000	222,603
Japan Steel Works Ltd. (The)(a)	55,524	175,244
Kato Works Co., Ltd.(a)	40,000	160,314
Kito Corp.	14,700	108,748
Kitz Corp.(a)	64,789	286,713
Kobelco Eco-Solutions Co., Ltd.(a)	61,000	252,119
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,980	198,857
Makino Milling Machine Co., Ltd.	45,578	284,280
Max Co., Ltd.	36,000	338,162
Meidensha Corp.(a)	99,000	293,450
Mitsubishi Nichiyu Forklift Co., Ltd.(a)	44,600	175,026
Mitsuboshi Belting Ltd.	17,092	129,583
Mitsui Engineering & Shipbuilding Co., Ltd.	226,404	325,149
Miura Co., Ltd.	66,600	767,959
Morita Holdings Corp.	27,505	252,624
Nachi-Fujikoshi Corp.	82,000	338,229
Nippon Thompson Co., Ltd.	54,051	222,946
Nitta Corp.	13,400	320,665
Obara Group, Inc.(a)	8,479	331,684
Oiles Corp.(a)	24,200	357,852
OKUMA Corp.(a)	45,852	284,840
Investments	Shares	Value
OSG Corp.(a)	42,000	$790,799
Ryobi Ltd.	70,000	260,677
Shinmaywa Industries Ltd.	54,685	548,836
Sodick Co., Ltd.(a)	26,500	164,844
Star Micronics Co., Ltd.(a)	38,034	516,372
Tadano Ltd.	42,000	463,257
Tocalo Co., Ltd.	15,000	270,530
Toshiba Machine Co., Ltd.	52,806	164,902
Tsubakimoto Chain Co.	73,228	456,739
Tsugami Corp.(a)	41,000	150,971
Union Tool Co.	14,400	346,639
YAMABIKO Corp.	20,800	168,811

Total Machinery		15,968,121
Marine – 0.6%
Kawasaki Kisen Kaisha Ltd.(a)	688,000	1,505,081
NS United Kaiun Kaisha Ltd.	172,000	337,494

Total Marine		1,842,575
Media – 1.3%
Avex Group Holdings, Inc.(a)	26,799	304,094
Daiichikosho Co., Ltd.	34,800	1,230,560
Kadokawa Dwango(a)	23,500	311,397
SKY Perfect JSAT Holdings, Inc.	133,100	623,464
Toei Co., Ltd.	54,313	425,833
Tv Tokyo Holdings Corp.	15,400	260,771
Wowow, Inc.	5,900	160,598
Zenrin Co., Ltd.	21,087	283,648

Total Media		3,600,365
Metals & Mining – 2.4%
Aichi Steel Corp.	52,000	195,383
Asahi Holdings, Inc.(a)	24,300	363,795
Daido Steel Co., Ltd.(a)	149,000	470,271
Dowa Holdings Co., Ltd.(a)	145,000	1,093,266
Godo Steel Ltd.	81,000	125,120
Kyoei Steel Ltd.(a)	20,314	317,859
Mitsubishi Steel Manufacturing Co., Ltd.	98,000	179,201
Mitsui Mining & Smelting Co., Ltd.	296,000	528,902
Neturen Co., Ltd.(a)	26,800	191,549
Nippon Denko Co., Ltd.	115,441	207,238
Nippon Light Metal Holdings Co., Ltd.	346,900	515,578
Nippon Steel & Sumitomo Metal Corp.	12	219
Nisshin Steel Co., Ltd.(a)	76,228	677,851
Osaka Steel Co., Ltd.	13,000	181,597
OSAKA Titanium Technologies Co., Ltd.	5,200	135,900
Sanyo Special Steel Co., Ltd.	69,000	260,986
Toho Zinc Co., Ltd.(a)	13,967	31,837
Tokyo Steel Manufacturing Co., Ltd.	16,000	86,970
Topy Industries Ltd.(a)	55,000	112,971
Toyo Kohan Co., Ltd.	77,905	232,222
UACJ Corp.(a)	270,632	431,601
Yamato Kogyo Co., Ltd.(a)	30,900	616,633

Total Metals & Mining		6,956,949

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	131

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
Multiline Retail – 0.4%
H2O Retailing Corp.	35,200	$663,940
Parco Co., Ltd.	36,000	287,964
Seria Co., Ltd.	7,000	344,842

Total Multiline Retail		1,296,746
Oil, Gas & Consumable Fuels – 0.8%
BP Castrol K.K.(a)	20,000	198,221
Itochu Enex Co., Ltd.	93,681	709,462
Nippon Coke & Engineering Co., Ltd.	284,873	240,238
Nippon Gas Co., Ltd.(a)	20,800	590,490
San-Ai Oil Co., Ltd.	52,916	360,977
Sinanen Co., Ltd.	43,771	161,905

Total Oil, Gas & Consumable Fuels		2,261,293
Paper & Forest Products – 0.8%
Daio Paper Corp.(a)	20,478	167,907
Hokuetsu Kishu Paper Co., Ltd.(a)	91,732	497,091
Nippon Paper Industries Co., Ltd.(a)	80,800	1,229,895
Tokushu Tokai Paper Co., Ltd.(a)	102,000	273,385

Total Paper & Forest Products		2,168,278
Personal Products – 1.0%
Artnature, Inc.	37,400	375,359
Fancl Corp.(a)	41,400	591,799
Kobayashi Pharmaceutical Co., Ltd.	10,400	780,662
Mandom Corp.	11,553	376,209
Milbon Co., Ltd.	7,700	254,277
Noevir Holdings Co., Ltd.	21,000	453,087

Total Personal Products		2,831,393
Pharmaceuticals – 2.4%
Fuji Pharma Co., Ltd.	13,900	232,353
KYORIN Holdings, Inc.	31,785	484,611
Mochida Pharmaceutical Co., Ltd.	9,811	566,059
Nichi-iko Pharmaceutical Co., Ltd.(a)	29,400	769,582
Nippon Shinyaku Co., Ltd.(a)	28,000	1,006,471
Rohto Pharmaceutical Co., Ltd.(a)	39,100	598,424
Sawai Pharmaceutical Co., Ltd.	17,224	998,076
Torii Pharmaceutical Co., Ltd.	12,800	299,680
Towa Pharmaceutical Co., Ltd.	6,300	402,413
Tsumura & Co.(a)	47,800	1,035,703
ZERIA Pharmaceutical Co., Ltd.(a)	31,700	390,146

Total Pharmaceuticals		6,783,518
Professional Services – 1.4%
FULLCAST Holdings Co., Ltd.	28,400	188,756
Funai Soken Holdings, Inc.	18,400	261,178
Meitec Corp.	30,500	1,059,408
Nihon M&A Center, Inc.(a)	8,516	369,751
Nomura Co., Ltd.	25,500	359,830
Space Co., Ltd.	24,100	255,156
Temp Holdings Co., Ltd.	15,700	713,130
Weathernews, Inc.	6,500	206,237
Yumeshin Holdings Co., Ltd.(a)	84,600	498,707

Total Professional Services		3,912,153
Investments	Shares	Value
Real Estate Management & Development – 1.6%
Airport Facilities Co., Ltd.	42,919	$195,306
Daibiru Corp.	49,800	385,876
Daikyo, Inc.(a)	541,000	912,470
Goldcrest Co., Ltd.	19,100	353,565
Heiwa Real Estate Co., Ltd.	27,068	288,840
Kenedix, Inc.(a)	60,200	199,050
Open House Co., Ltd.(a)	16,100	247,620
Relo Holdings, Inc.	7,546	734,658
Takara Leben Co., Ltd.(a)	55,700	271,605
TOC Co., Ltd.(a)	37,200	259,669
Unizo Holdings Co., Ltd.(a)	15,600	652,578

Total Real Estate Management & Development		4,501,237
Road & Rail – 2.5%
Fukuyama Transporting Co., Ltd.(a)	119,059	641,198
Hitachi Transport System Ltd.	34,600	567,687
Ichinen Holdings Co., Ltd.	24,200	207,922
Maruzen Showa Unyu Co., Ltd.	72,000	251,893
Nankai Electric Railway Co., Ltd.	148,000	753,810
Nippon Konpo Unyu Soko Co., Ltd.	48,560	854,306
Nishi-Nippon Railroad Co., Ltd.	135,000	659,416
Sankyu, Inc.	173,532	836,037
Seino Holdings Co., Ltd.	63,360	657,592
Senko Co., Ltd.(a)	93,156	653,371
Sotetsu Holdings, Inc.	194,000	1,057,755

Total Road & Rail		7,140,987
Semiconductors & Semiconductor Equipment – 1.0%
Advantest Corp.(a)	48,300	345,216
Axell Corp.	19,600	235,662
Lasertec Corp.(a)	14,600	148,115
MegaChips Corp.	19,500	186,753
Mimasu Semiconductor Industry Co., Ltd.	13,927	126,868
Mitsui High-Tec, Inc.	23,500	125,972
Nuflare Technology, Inc.(a)	8,700	318,536
Sanken Electric Co., Ltd.(a)	36,000	120,837
SCREEN Holdings Co., Ltd.(a)	55,000	267,273
Shindengen Electric Manufacturing Co., Ltd.	44,000	141,076
Shinko Electric Industries Co., Ltd.(a)	96,053	538,150
Tokyo Seimitsu Co., Ltd.	21,500	396,915

Total Semiconductors & Semiconductor Equipment		2,951,373
Software – 1.6%
Capcom Co., Ltd.(a)	32,313	634,847
Fuji Soft, Inc.	13,300	232,096
Imagica Robot Holdings, Inc.(a)	36,100	137,148
Konami Corp.(a)	41,100	886,413
Marvelous, Inc.(a)	14,500	110,658
MTI Ltd.(a)	15,900	108,731
NSD Co., Ltd.	56,500	691,596
Square Enix Holdings Co., Ltd.	57,300	1,416,652
Systena Corp.	25,000	229,408

Total Software		4,447,549

See Notes to Financial Statements.

132	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2015

Investments	Shares	Value
Specialty Retail – 6.1%
Adastria Co., Ltd.	15,800	$943,264
AOKI Holdings, Inc.	50,954	618,179
Aoyama Trading Co., Ltd.	37,200	1,307,661
Arcland Sakamoto Co., Ltd.	11,208	240,509
Autobacs Seven Co., Ltd.(a)	73,400	1,215,315
Bic Camera, Inc.(a)	33,000	286,286
Chiyoda Co., Ltd.(a)	29,791	953,939
DCM Holdings Co., Ltd.	101,645	741,767
EDION Corp.(a)	91,839	628,798
Geo Holdings Corp.(a)	72,700	1,158,805
Gulliver International Co., Ltd.(a)	48,560	442,763
Joshin Denki Co., Ltd.	41,000	318,031
Joyful Honda Co., Ltd.(a)	16,000	309,139
K’s Holdings Corp.(a)	31,474	985,492
Kohnan Shoji Co., Ltd.(a)	51,100	643,417
Komeri Co., Ltd.(a)	20,937	452,252
Konaka Co., Ltd.	41,700	214,480
Kyoto Kimono Yuzen Co., Ltd.	35,700	298,084
Nishimatsuya Chain Co., Ltd.	41,900	387,286
Nojima Corp.(a)	9,100	100,296
Pal Co., Ltd.	14,200	410,237
Sanrio Co., Ltd.(a)	59,242	1,610,092
Shimachu Co., Ltd.(a)	27,364	598,163
T-Gaia Corp.	65,600	1,018,247
United Arrows Ltd.	24,629	1,015,883
VT Holdings Co., Ltd.	64,500	387,759

Total Specialty Retail		17,286,144
Technology Hardware, Storage & Peripherals – 1.1%
Eizo Corp.(a)	11,500	266,940
Elecom Co., Ltd.	18,200	208,343
Hitachi Maxell Ltd.	47,500	684,152
Riso Kagaku Corp.	35,100	594,940
Roland DG Corp.	11,300	241,351
Toshiba TEC Corp.(a)	179,655	570,024
Wacom Co., Ltd.(a)	173,711	638,190

Total Technology Hardware, Storage & Peripherals		3,203,940
Textiles, Apparel & Luxury Goods – 2.1%
Descente Ltd.	38,153	537,420
Fujibo Holdings, Inc.	84,000	156,406
Gunze Ltd.	154,834	466,706
Japan Vilene Co., Ltd.	55,000	546,946
Japan Wool Textile Co., Ltd. (The)	51,025	428,599
Kurabo Industries Ltd.	152,766	270,416
Onward Holdings Co., Ltd.(a)	110,433	650,989
Sanyo Shokai Ltd.(a)	117,000	351,689
Seiko Holdings Corp.(a)	88,000	509,197
Seiren Co., Ltd.	45,111	498,325
Wacoal Holdings Corp.	95,000	1,132,718
Yondoshi Holdings, Inc.(a)	13,700	332,877

Total Textiles, Apparel & Luxury Goods		5,882,288
Trading Companies & Distributors – 2.8%
Daiichi Jitsugyo Co., Ltd.	27,000	129,178
Investments	Shares	Value
Hanwa Co., Ltd.	145,114	$530,705
Inaba Denki Sangyo Co., Ltd.	29,194	877,538
Inabata & Co., Ltd.	63,941	664,156
Iwatani Corp.(a)	38,166	216,061
Japan Pulp & Paper Co., Ltd.	103,578	278,480
Kanamoto Co., Ltd.(a)	11,028	197,420
Kanematsu Corp.	191,000	266,330
Kuroda Electric Co., Ltd.(a)	24,765	457,811
MonotaRO Co., Ltd.	7,200	163,941
Nagase & Co., Ltd.	65,804	761,528
Nippon Steel & Sumikin Bussan Corp.	215,000	633,699
Nishio Rent All Co., Ltd.	13,400	262,036
Onoken Co., Ltd.	25,900	220,366
Seika Corp.	78,000	164,121
Shinsho Corp.	106,000	200,025
Trusco Nakayama Corp.	20,300	714,437
Wakita & Co., Ltd.	32,400	291,902
Yamazen Corp.	70,006	575,760
Yuasa Trading Co., Ltd.	18,000	368,973

Total Trading Companies & Distributors		7,974,467
Transportation Infrastructure – 0.5%
Kamigumi Co., Ltd.	58,000	472,659
Mitsubishi Logistics Corp.(a)	31,000	357,717
Nissin Corp.	71,000	203,933
Sumitomo Warehouse Co., Ltd. (The)	80,538	387,341

Total Transportation Infrastructure		1,421,650
TOTAL COMMON STOCKS (Cost: $266,108,205)		283,137,263
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.0%
United States – 25.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $71,231,563)(c)	71,231,563	71,231,563
TOTAL INVESTMENTS IN SECURITIES – 124.2% (Cost: $337,339,768)		354,368,826
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (24.2)%		(69,009,540)

NET ASSETS – 100.0%		$285,359,286
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $70,425,862 and the total market value of the collateral held by the Fund was $74,046,234. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,814,671.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	133

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 100.6%
South Korea – 100.6%
Aerospace & Defense – 1.7%
Korea Aerospace Industries Ltd.	6,771	$387,877
Air Freight & Logistics – 5.4%
Hyundai Glovis Co., Ltd.	6,519	1,231,972
Auto Components – 11.7%
Hankook Tire Co., Ltd.	23,823	795,909
Hanon Systems Corp.	13,782	456,377
Hyundai Mobis Co., Ltd.	5,076	991,390
Kumho Tire Co., Inc.*(a)	26,445	161,084
Nexen Tire Corp.	18,889	228,682

Total Auto Components		2,633,442
Automobiles – 10.0%
Hyundai Motor Co.	7,392	1,022,769
Kia Motors Corp.	27,432	1,240,492

Total Automobiles		2,263,261
Biotechnology – 0.6%
Medy-Tox, Inc.	354	127,318
Building Products – 0.6%
LG Hausys Ltd.	1,000	135,409
Chemicals – 16.5%
AK Holdings, Inc.	1,992	134,615
Hanwha Chemical Corp.	10,710	194,719
Hyosung Corp.	9,506	902,240
Kumho Petrochemical Co., Ltd.	3,237	145,287
LG Chem Ltd.	7,302	1,758,813
Lotte Chemical Corp.	2,633	599,772

Total Chemicals		3,735,446
Construction & Engineering – 3.9%
Hyundai Engineering & Construction Co., Ltd.	24,306	701,312
KEPCO Engineering & Construction Co., Inc.	3,279	81,332
Samsung Engineering Co., Ltd.*	4,172	107,353

Total Construction & Engineering		889,997
Construction Materials – 0.8%
Ssangyong Cement Industrial Co., Ltd.*	11,645	192,069
Electrical Equipment – 0.7%
LS Corp.	5,613	162,428
Electronic Equipment, Instruments & Components – 6.5%
LG Display Co., Ltd.	39,855	761,592
Samsung Electro-Mechanics Co., Ltd.	13,187	715,367

Total Electronic Equipment, Instruments & Components		1,476,959
Food Products – 1.1%
CJ CheilJedang Corp.	791	253,923
Household Durables – 3.4%
LG Electronics, Inc.	19,898	766,341
Industrial Conglomerates – 5.3%
CJ Corp.	4,112	915,859
Investments	Shares	Value
Doosan Corp.	2,975	$278,601

Total Industrial Conglomerates		1,194,460
Internet Software & Services – 2.8%
NAVER Corp.	1,463	633,189
Machinery – 1.3%
Doosan Infracore Co., Ltd.*	10,152	56,271
Samsung Heavy Industries Co., Ltd.(a)	22,099	229,324

Total Machinery		285,595
Media – 0.7%
Cheil Worldwide, Inc.*	9,943	152,672
Metals & Mining – 8.8%
Hyundai Steel Co.	24,913	1,082,443
POSCO	6,422	912,939

Total Metals & Mining		1,995,382
Personal Products – 0.3%
Cosmax, Inc.	374	67,208
Pharmaceuticals – 0.9%
Hanmi Pharm Co., Ltd.*	617	193,382
Semiconductors & Semiconductor Equipment – 3.8%
Eo Technics Co., Ltd.	687	63,698
SK Hynix, Inc.	27,835	787,872

Total Semiconductors & Semiconductor Equipment		851,570
Software – 2.6%
Com2uSCorp*	946	92,820
NCSoft Corp.	2,602	414,898
NHN Entertainment Corp.*	1,532	83,366

Total Software		591,084
Technology Hardware, Storage & Peripherals – 7.9%
Samsung Electronics Co., Ltd.	1,871	1,790,023
Textiles, Apparel & Luxury Goods – 1.9%
Hansae Co., Ltd.	3,416	159,085
Youngone Corp.	5,097	260,161

Total Textiles, Apparel & Luxury Goods		419,246
Trading Companies & Distributors – 1.4%
Daewoo International Corp.	18,072	316,371
TOTAL COMMON STOCKS (Cost: $26,083,461)		22,746,624
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $205,500)(c)	205,500	205,500
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $26,288,961)		22,952,124
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.5)%		(348,956)

NET ASSETS – 100.0%		$22,603,168

See Notes to Financial Statements.

134	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

September 30, 2015

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $195,140 and the total market value of the collateral held by the Fund was $205,500.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	135

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS – 99.5%
United Kingdom – 99.5%
Aerospace & Defense – 2.7%
BAE Systems PLC	76,033	$515,620
Cobham PLC	23,152	100,194
Meggitt PLC	11,792	85,059
QinetiQ Group PLC	6,327	21,612
Rolls-Royce Holdings PLC*	20,939	214,726
Senior PLC	2,611	9,935
Ultra Electronics Holdings PLC	837	21,718

Total Aerospace & Defense		968,864
Airlines – 0.4%
easyJet PLC	5,820	156,658
Auto Components – 0.2%
GKN PLC	19,778	80,289
Banks – 8.6%
Bank of Georgia Holdings PLC	805	21,998
Barclays PLC	204,893	757,748
HSBC Holdings PLC	215,110	1,624,953
Standard Chartered PLC	67,247	652,734

Total Banks		3,057,433
Beverages – 7.5%
Britvic PLC	4,300	44,194
Diageo PLC	40,323	1,081,408
SABMiller PLC	27,493	1,556,274

Total Beverages		2,681,876
Biotechnology – 0.1%
Abcam PLC	1,795	15,797
Genus PLC	416	8,948

Total Biotechnology		24,745
Building Products – 0.1%
James Halstead PLC	3,564	22,296
Capital Markets – 1.6%
Aberdeen Asset Management PLC	30,276	135,977
ICAP PLC	12,479	86,422
Investec PLC	9,737	74,557
Man Group PLC	36,111	83,799
Schroders PLC	2,736	116,249
Schroders PLC Non-Voting Shares	860	28,177
Tullett Prebon PLC	5,854	33,155

Total Capital Markets		558,336
Chemicals – 0.8%
Alent PLC	3,297	24,271
Croda International PLC	1,510	61,962
Elementis PLC	4,118	13,923
Essentra PLC	2,609	31,063
Johnson Matthey PLC	2,170	80,466
Synthomer PLC	5,086	26,209
Victrex PLC	2,065	55,427

Total Chemicals		293,321
Investments	Shares	Value
Commercial Services & Supplies – 0.7%
Aggreko PLC	2,477	$35,682
Berendsen PLC	2,436	37,010
G4S PLC	25,402	88,768
HomeServe PLC	4,839	29,745
Rentokil Initial PLC	17,259	38,456

Total Commercial Services & Supplies		229,661
Communications Equipment – 0.0%
Pace PLC	1,391	7,596
Construction & Engineering – 0.2%
Carillion PLC(a)	11,332	51,787
Keller Group PLC	1,084	14,195

Total Construction & Engineering		65,982
Containers & Packaging – 0.5%
DS Smith PLC	12,762	76,146
Rexam PLC	11,465	90,914
RPC Group PLC	2,769	26,571

Total Containers & Packaging		193,631
Distributors – 0.2%
Inchcape PLC	5,155	56,143
Diversified Financial Services – 0.4%
IG Group Holdings PLC	7,748	90,311
London Stock Exchange Group PLC	1,806	66,175

Total Diversified Financial Services		156,486
Diversified Telecommunication Services – 2.3%
BT Group PLC	104,060	661,394
Cable & Wireless Communications PLC	72,453	60,800
Inmarsat PLC	7,586	112,841

Total Diversified Telecommunication Services		835,035
Electrical Equipment – 0.1%
HellermannTyton Group PLC	2,441	17,260
Electronic Equipment, Instruments & Components – 0.4%
Electrocomponents PLC	8,955	24,294
Halma PLC	3,235	35,355
Laird PLC	5,227	29,810
Premier Farnell PLC	7,406	11,751
Renishaw PLC	724	22,109
Spectris PLC	1,347	34,503

Total Electronic Equipment, Instruments & Components		157,822
Energy Equipment & Services – 0.5%
Amec Foster Wheeler PLC	10,105	109,671
Hunting PLC	2,502	15,194
John Wood Group PLC	4,894	45,591

Total Energy Equipment & Services		170,456
Food Products – 0.9%
Associated British Foods PLC	4,531	229,235
Tate & Lyle PLC	11,864	105,670

Total Food Products		334,905

See Notes to Financial Statements.

136	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2015

Investments	Shares	Value
Health Care Equipment & Supplies – 0.4%
Smith & Nephew PLC	8,299	$144,943
Health Care Providers & Services – 0.1%
Al Noor Hospitals Group PLC	611	7,719
NMC Health PLC	1,049	13,236

Total Health Care Providers & Services		20,955
Hotels, Restaurants & Leisure – 1.8%
Betfair Group PLC	655	32,950
Carnival PLC	2,351	121,899
Compass Group PLC	21,241	338,800
InterContinental Hotels Group PLC	2,280	78,881
Merlin Entertainments PLC(b)	7,913	44,541
Millennium & Copthorne Hotels PLC	3,432	25,094
SSP Group PLC	1,630	7,538

Total Hotels, Restaurants & Leisure		649,703
Household Products – 2.4%
PZ Cussons PLC	3,563	15,679
Reckitt Benckiser Group PLC	9,370	849,747

Total Household Products		865,426
Industrial Conglomerates – 0.3%
Smiths Group PLC	7,005	106,639
Insurance – 4.9%
Amlin PLC	14,562	144,809
Aviva PLC	52,646	360,450
Jardine Lloyd Thompson Group PLC	3,184	49,146
Old Mutual PLC	104,673	299,824
Prudential PLC	30,548	644,808
RSA Insurance Group PLC	1,927	11,755
Standard Life PLC	37,833	222,239

Total Insurance		1,733,031
Internet Software & Services – 0.1%
Telecity Group PLC	1,542	25,413
IT Services – 0.1%
Computacenter PLC	1,977	22,640
Machinery – 0.8%
Bodycote PLC	4,956	41,364
IMI PLC	4,183	60,099
Melrose Industries PLC	15,616	62,495
Morgan Advanced Materials PLC	4,411	18,862
Rotork PLC	6,888	17,195
Spirax-Sarco Engineering PLC	681	28,894
Vesuvius PLC	5,457	29,129
Weir Group PLC (The)	2,360	41,825

Total Machinery		299,863
Media – 2.0%
Cineworld Group PLC	4,223	35,502
Daily Mail & General Trust PLC Class A Non-Voting Shares	4,339	49,524
Informa PLC	10,346	87,996
Pearson PLC	16,801	286,814
Investments	Shares	Value
RELX PLC	15,491	$265,623

Total Media		725,459
Metals & Mining – 7.7%
Acacia Mining PLC	1,573	5,909
Anglo American PLC	39,346	328,333
Antofagasta PLC	9,174	69,440
BHP Billiton PLC	66,453	1,011,630
Evraz PLC*	16,532	18,255
Fresnillo PLC	1,005	9,005
Rio Tinto PLC	35,235	1,179,526
Vedanta Resources PLC(a)	15,693	101,074

Total Metals & Mining		2,723,172
Multi-Utilities – 5.2%
Centrica PLC	135,804	471,485
National Grid PLC	100,233	1,395,147

Total Multi-Utilities		1,866,632
Oil, Gas & Consumable Fuels – 14.8%
BG Group PLC	30,581	440,528
BP PLC	298,745	1,511,430
James Fisher & Sons PLC	341	4,809
Nostrum Oil & Gas PLC	2,708	18,971
Royal Dutch Shell PLC Class A	70,355	1,656,101
Royal Dutch Shell PLC Class B	69,384	1,642,704

Total Oil, Gas & Consumable Fuels		5,274,543
Paper & Forest Products – 0.3%
Mondi PLC	4,279	89,641
Personal Products – 2.4%
Unilever PLC	21,180	861,733
Pharmaceuticals – 10.1%
AstraZeneca PLC	27,391	1,734,926
Dechra Pharmaceuticals PLC	717	10,198
GlaxoSmithKline PLC	95,200	1,825,625
Hikma Pharmaceuticals PLC	708	24,452

Total Pharmaceuticals		3,595,201
Professional Services – 0.4%
Hays PLC	13,600	31,581
Intertek Group PLC	1,698	62,526
Michael Page International PLC	3,818	27,413
WS Atkins PLC	1,357	28,531

Total Professional Services		150,051
Real Estate Investment Trusts (REITs) – 0.5%
Hammerson PLC	10,929	103,219
Segro PLC	12,744	82,910

Total Real Estate Investment Trusts (REITs)		186,129
Real Estate Management & Development – 0.1%
Savills PLC	1,403	19,392
Road & Rail – 0.1%
National Express Group PLC	9,642	41,596
Northgate PLC	1,197	8,230

Total Road & Rail		49,826

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	137

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2015

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 0.2%
ARM Holdings PLC	4,381	$62,877
Software – 0.5%
AVEVA Group PLC	457	14,094
Fidessa Group PLC	702	19,076
Micro Focus International PLC	1,995	36,354
Sage Group PLC (The)	13,441	101,677

Total Software		171,201
Specialty Retail – 0.6%
Dixons Carphone PLC	5,801	37,292
JD Sports Fashion PLC	1,208	17,475
Kingfisher PLC	31,607	171,686

Total Specialty Retail		226,453
Textiles, Apparel & Luxury Goods – 0.3%
Burberry Group PLC	4,525	93,766
Ted Baker PLC	435	21,131

Total Textiles, Apparel & Luxury Goods		114,897
Tobacco – 9.6%
British American Tobacco PLC	38,243	2,110,338
Imperial Tobacco Group PLC	25,240	1,304,868

Total Tobacco		3,415,206
Trading Companies & Distributors – 0.5%
Ashtead Group PLC	3,073	43,290
Bunzl PLC	3,367	90,273
Diploma PLC	1,493	15,039
SIG PLC	4,680	12,306

Total Trading Companies & Distributors		160,908
Transportation Infrastructure – 0.1%
BBA Aviation PLC	8,153	33,060
Wireless Telecommunication Services – 5.0%
Vodafone Group PLC	557,888	1,761,529
TOTAL COMMON STOCKS (Cost: $40,541,183)		35,425,318
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $146,879)(d)	146,879	146,879
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $40,688,062)		35,572,197
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		46,859

NET ASSETS – 100.0%		$35,619,056
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $145,214 and the total market value of the collateral held by the Fund was $153,047. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,168.

See Notes to Financial Statements.

138	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2015

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$44,395,466	$21,109,070,837	$250,084,998	$18,871,507	$1,140,781,692

Investment in affiliates, at cost (Note 7)	—	—	—	—	3,791,768

Foreign currency, at cost	138,148	506,604	29,781	14,156	1,493,619
Investments in securities, at value (including securities on loan) (Note 2)[1]	35,215,389	18,601,312,506	234,556,027	17,173,805	1,059,730,192

Investment in affiliates, at value (Note 7)	—	—	—	—	3,633,627

Cash	8,465	178,933	731	3,170	163,341

Foreign currency, at value	138,336	506,010	29,704	14,150	1,485,739

Unrealized appreciation on forward foreign currency contracts	—	111,666,397	1,093,392	4	3,583

Receivables:

Investment securities sold	—	64,093,957	—	—	—

Dividends and interest	210,001	4,103,811	65,385	12,269	1,215,726

Foreign tax reclaims	—	2,127,729	267,543	17,972	748,344
Total Assets	35,572,191	18,783,989,343	236,012,782	17,221,370	1,066,980,552
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	22	14,511,480	27,062	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	6,010,730	407,707,245	18,479,208	146,743	104,407,896

Investment securities purchased	194,508	—	999,442	—	—

Capital shares redeemed	—	64,090,834	—	—	—

Advisory fees (Note 3)	14,361	9,109,286	101,425	8,223	469,874

Service fees (Note 2)	109	69,105	769	62	3,578

Miscellaneous fees	—	—	—	90	6,215
Total Liabilities	6,219,730	495,487,950	19,607,906	155,118	104,887,563
NET ASSETS	$29,352,461	$18,288,501,393	$216,404,876	$17,066,252	$962,092,989
NET ASSETS:

Paid-in capital	$60,295,393	$20,762,373,288	$242,033,903	$19,923,836	$1,138,168,703

Undistributed net investment income	49,679	3,863,675	41,945	5,274	694,865

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(21,810,593)	(67,051,195)	(11,209,934)	(1,164,477)	(95,492,842)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,182,018)	(2,410,684,375)	(14,461,038)	(1,698,381)	(81,277,737)
NET ASSETS	$29,352,461	$18,288,501,393	$216,404,876	$17,066,252	$962,092,989
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	334,600,000	9,250,004	800,000	17,900,000
Net asset value per share	$41.93	$54.66	$23.40	$21.33	$53.75
[1] Market value of securities out on loan were as follows:	$5,692,878	$402,427,361	$19,000,424	$139,278	$99,698,740

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	139

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2015

	WisdomTree Germany Hedged Equity Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$376,700,404	$356,186,402	$691,768,486	$2,516,104	$535,463,579

Investment in affiliates, at cost (Note 7)	—	749,688	—	—	—

Foreign currency, at cost	11,724	10,433	811,339	3,618	462,736
Investments in securities, at value (including securities on loan) (Note 2)[1]	320,981,312	310,740,681	676,532,532	2,323,890	492,622,511

Investment in affiliates, at value (Note 7)	—	718,889	—	—	—

Cash	19,103	497,720	128,391	218	77,364

Foreign currency, at value	11,653	10,411	811,210	3,612	462,771

Unrealized appreciation on forward foreign currency contracts	1,441,943	—	187	16,485	3,365,507

Receivables:

Capital shares sold	—	—	—	—	24,314,625

Dividends and interest	4,353	626,072	2,096,549	7,245	670,494

Foreign tax reclaims	291,228	551,888	1,058,528	370	188,110
Total Assets	322,749,592	313,145,661	680,627,397	2,351,820	521,701,382
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	15,112	7	1,617	5,269	1,371,917

Payables:

Investment of cash collateral for securities loaned (Note 2)	3,338,671	26,443,371	43,869,140	34,515	15,177,877

Investment securities purchased	1,060,075	422,965	878,477	2,457	24,374,019

Advisory fees (Note 3)	128,601	139,689	256,598	673	219,488

Service fees (Note 2)	1,179	1,063	2,356	8	1,666

Miscellaneous fees	—	1,739	3,415	12	1,700
Total Liabilities	4,543,638	27,008,834	45,011,603	42,934	41,146,667
NET ASSETS	$318,205,954	$286,136,827	$635,615,794	$2,308,886	$480,554,715
NET ASSETS:

Paid-in capital	$384,595,883	$483,287,873	$894,917,850	$2,478,975	$523,841,696

Undistributed net investment income	482,509	450,535	1,358,744	16,333	941,881

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(12,579,032)	(152,081,901)	(245,364,284)	(5,350)	(3,384,339)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(54,293,406)	(45,519,680)	(15,296,516)	(181,072)	(40,844,523)
NET ASSETS	$318,205,954	$286,136,827	$635,615,794	$2,308,886	$480,554,715
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,600,000	7,500,000	14,000,000	100,004	19,350,000
Net asset value per share	$25.25	$38.15	$45.40	$23.09	$24.83
[1] Market value of securities out on loan were as follows:	$3,175,905	$25,117,689	$42,974,882	$32,827	$14,768,279

See Notes to Financial Statements.

140	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2015

	WisdomTree International Hedged SmallCap Dividend Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$—	$334,128,687	$405,410,778	$164,059,253	$1,182,059,090

Investment in affiliates, at cost (Note 7)	3,646,422	76,637	288,219	705	3,220,906

Foreign currency, at cost	258	131,932	313,192	88,187	713,136

Investments in securities, at value (including securities on loan) (Note 2)[1]	—	302,343,167	380,982,006	166,846,215	1,168,734,810

Investment in affiliates, at value (Note 7)	3,300,766	68,987	258,221	627	3,162,552

Cash	2,867	58,624	49,393	—	88,838

Foreign currency, at value	256	132,146	313,194	88,292	713,781

Unrealized appreciation on forward foreign currency contracts	14,894	—	—	—	114

Receivables:

Investment securities sold	—	—	—	—	255,994

Dividends and interest	—	927,832	1,098,390	545,602	4,871,012

Foreign tax reclaims	—	385,933	625,144	124,816	490,836
Total Assets	3,318,783	303,916,689	383,326,348	167,605,552	1,178,317,937
LIABILITIES:

Due to custodian	—	—	—	6,649	—

Unrealized depreciation on forward foreign currency contracts	12,930	116	672	—	141

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	17,297,275	16,731,295	21,599,272	166,511,236

Investment securities purchased	4,460	89,026	367,856	—	—

Advisory fees (Note 3)	—	141,065	147,581	71,007	487,160

Service fees (Note 2)	11	1,072	1,358	539	3,713

Miscellaneous fees	—	1,833	2,126	643	4,042
Total Liabilities	17,401	17,530,387	17,250,888	21,678,110	167,006,292
NET ASSETS	$3,301,382	$286,386,302	$366,075,460	$145,927,442	$1,011,311,645
NET ASSETS:

Paid-in capital	$3,609,025	$409,250,100	$454,163,122	$221,907,819	$1,267,518,356

Undistributed net investment income	12,364	523,729	682,569	410,306	3,819,820

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	23,687	(91,563,173)	(64,270,196)	(79,169,563)	(246,586,208)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(343,694)	(31,824,354)	(24,500,035)	2,778,880	(13,440,323)
NET ASSETS	$3,301,382	$286,386,302	$366,075,460	$145,927,442	$1,011,311,645
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	150,004	7,650,000	8,650,000	2,750,000	18,350,000
Net asset value per share	$22.01	$37.44	$42.32	$53.06	$55.11
[1] Market value of securities out on loan were as follows:	$—	$16,735,713	$15,908,190	$21,276,298	$161,159,534

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	141

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2015

	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$2,822,070	$17,392,507,881	$27,976,033	$12,229,522	$27,768,533

Foreign currency, at cost	1,955	24,598	21,881	25,269	12,233
Investments in securities, at value (including securities on loan) (Note 2)[1]	2,354,037	16,085,448,381	25,033,863	11,056,424	24,799,245

Cash	136	4,575,668	15,474	54,905	2,141

Foreign currency, at value	1,957	24,631	21,904	25,295	12,275

Unrealized appreciation on forward foreign currency contracts	112	18,677,155	12,749	27,737	1,117

Receivables:

Investment securities sold	—	43,390,542	—	5,039	—

Capital shares sold	—	69,144,125	—	—	—

Dividends and interest	18,645	132,296,880	231,466	70,585	172,570

Foreign tax reclaims	—	6,368,724	—	—	12,295
Total Assets	2,374,887	16,359,926,106	25,315,456	11,239,985	24,999,643
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	28,629	218,588,699	349,567	168,310	275,676

Payables:

Investment of cash collateral for securities loaned (Note 2)	55,905	1,133,300,658	610,140	614,943	2,431,284

Investment securities purchased	—	65,745,777	—	58,439	—

Capital shares redeemed	—	45,656,229	—	—	—

Advisory fees (Note 3)	937	6,304,056	9,914	5,438	7,914

Service fees (Note 2)	8	57,788	91	50	81
Total Liabilities	85,479	1,469,653,207	969,712	847,180	2,714,955
NET ASSETS	$2,289,408	$14,890,272,899	$24,345,744	$10,392,805	$22,284,688
NET ASSETS:

Paid-in capital	$2,696,033	$15,532,639,046	$27,644,011	$11,589,329	$25,500,192

Undistributed net investment income	19,151	133,413,303	197,447	65,102	179,057

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	70,610	732,120,120	(218,760)	51,507	(151,049)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(496,386)	(1,507,899,570)	(3,276,954)	(1,313,133)	(3,243,512)
NET ASSETS	$2,289,408	$14,890,272,899	$24,345,744	$10,392,805	$22,284,688
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	309,100,000	950,000	350,000	1,000,004
Net asset value per share	$22.89	$48.17	$25.63	$29.69	$22.28
[1] Market value of securities out on loan were as follows:	$53,131	$1,090,512,348	$667,185	$585,380	$2,321,542

See Notes to Financial Statements.

142	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2015

	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan Hedged Tech, Media and Telecom Fund	WisdomTree Japan Quality Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$30,891,455	$261,321,983	$4,187,306	$2,478,105	$337,339,768

Foreign currency, at cost	16,341	76,067	83	—	117,349
Investments in securities, at value (including securities on loan) (Note 2)[1]	29,549,863	256,653,191	3,998,442	2,133,222	354,368,826

Cash	246	248,399	471	207	54,310

Foreign currency, at value	16,362	76,360	83	—	117,854

Unrealized appreciation on forward foreign currency contracts	1,669	4,178	191	—	—

Receivables:

Investment securities sold	—	9,698,360	8,477	—	—

Dividends and interest	171,721	1,508,944	23,160	16,267	2,051,378

Foreign tax reclaims	427	8,669	—	1,068	135,584
Total Assets	29,740,288	268,198,101	4,030,824	2,150,764	356,727,952
LIABILITIES:

Foreign currency due to custodian, at value	—	—	—	29	—

Unrealized depreciation on forward foreign currency contracts	342,910	2,411,959	48,251	—	204

Payables:

Investment of cash collateral for securities loaned (Note 2)	313,526	59,188,899	184,218	6,938	71,231,563

Capital shares redeemed	—	9,833,597	—	—	—

Advisory fees (Note 3)	11,289	95,393	1,568	785	135,868

Service fees (Note 2)	103	724	14	8	1,031
Total Liabilities	667,828	71,530,572	234,051	7,760	71,368,666
NET ASSETS	$29,072,460	$196,667,529	$3,796,773	$2,143,004	$285,359,286
NET ASSETS:

Paid-in capital	$29,611,688	$195,381,010	$3,880,395	$2,481,645	$296,138,152

Undistributed net investment income	128,522	1,387,166	24,917	16,237	1,837,780

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,013,646	6,974,539	128,182	(10,026)	(29,626,519)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,681,396)	(7,075,186)	(236,721)	(344,852)	17,009,873
NET ASSETS	$29,072,460	$196,667,529	$3,796,773	$2,143,004	$285,359,286
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,100,000	6,000,000	150,000	100,004	5,400,000
Net asset value per share	$26.43	$32.78	$25.31	$21.43	$52.84
[1] Market value of securities out on loan were as follows:	$385,175	$57,422,258	$176,512	$6,616	$70,425,862

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	143

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2015

	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
ASSETS:

Investments, at cost	$26,288,961	$40,688,062

Foreign currency, at cost	962,425	3,847
Investments in securities, at value (including securities on loan) (Note 2)[1]	22,952,124	35,572,197

Cash	—	480

Foreign currency, at value	965,968	3,845

Unrealized appreciation on forward foreign currency contracts	43,299	547,929

Receivables:

Investment securities sold	22,285	—

Dividends and interest	188	93,043

Foreign tax reclaims	—	74
Total Assets	23,983,864	36,217,568
LIABILITIES:

Due to custodian	950,802	—

Unrealized depreciation on forward foreign currency contracts	12,996	4,627

Payables:

Investment of cash collateral for securities loaned (Note 2)	205,500	146,879

Investment securities purchased	200,220	432,392

Advisory fees (Note 3)	11,094	13,795

Service fees (Note 2)	84	126

Miscellaneous fees	—	693
Total Liabilities	1,380,696	598,512
NET ASSETS	$22,603,168	$35,619,056
NET ASSETS:

Paid-in capital	$26,126,140	$41,574,000

Accumulated net investment loss	(40,396)	—

Undistributed net investment income	—	283,733

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(179,760)	(1,664,030)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,302,816)	(4,574,647)
NET ASSETS	$22,603,168	$35,619,056
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,150,000	1,550,000
Net asset value per share	$19.65	$22.98
[1] Market value of securities out on loan were as follows:	$195,140	$145,214

See Notes to Financial Statements.

144	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2015

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$789,354	$349,248,283	$4,842,746	$260,601	$21,139,307

Dividends from affiliates (Note 7)	—	—	—	—	79,463

Securities lending income (Note 2)	13,772	11,107,009	176,490	5,390	527,817
Total investment income	803,126	360,355,292	5,019,236	265,991	21,746,587
EXPENSES:

Advisory fees (Note 3)	117,156	58,418,924	598,651	48,752	2,857,027

Service fees (Note 2)	889	443,179	4,541	370	21,674

Miscellaneous fees	—	—	—	90	6,215
Total expenses	118,045	58,862,103	603,192	49,212	2,884,916
Expense waivers (Note 3)	—	—	—	—	(6,339)
Net expenses	118,045	58,862,103	603,192	49,212	2,878,577
Net investment income	685,081	301,493,189	4,416,044	216,779	18,868,010
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,497,364)	(400,639,975)	(2,868,117)	(1,114,314)	(25,562,330)

Investment transactions in affiliates (Note 7)	—	—	—	—	(200,740)

In-kind redemptions	1,450,567	79,989,266	284,168	—	—

Forward foreign currency contracts and foreign currency related transactions	(21,446)	(355,918,980)	(8,644,672)	1,612	107,388
Net realized loss	(1,068,243)	(676,569,689)	(11,228,621)	(1,112,702)	(25,655,682)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(7,798,815)	(2,790,576,178)	(16,307,879)	(625,081)	(12,736,992)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	5,230	(459,873,650)	520,277	206	26,353
Net change in unrealized appreciation (depreciation)	(7,793,585)	(3,250,449,828)	(15,787,602)	(624,875)	(12,710,639)
Net realized and unrealized loss on investments	(8,861,828)	(3,927,019,517)	(27,016,223)	(1,737,577)	(38,366,321)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,176,747)	$(3,625,526,328)	$(22,600,179)	$(1,520,798)	$(19,498,311)
[1] Net of foreign withholding tax of:	$7,274	$51,693,817	$648,246	$31,456	$2,096,239

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	145

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2015

	WisdomTree Germany Hedged Equity Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International Hedged Equity Fund[1]	WisdomTree International Hedged Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[2]	$7,076,193	$9,071,889	$16,008,221	$18,334	$7,600,736

Dividends from affiliates (Note 7)	—	88,362	148,145	—	—

Securities lending income (Note 2)	254,951	315,411	374,967	19	87,488
Total investment income	7,331,144	9,475,662	16,531,333	18,353	7,688,224
EXPENSES:

Advisory fees (Note 3)	839,662	971,656	1,669,554	1,983	1,138,616

Service fees (Note 2)	7,696	7,371	15,304	25	8,638

Miscellaneous fees	—	1,739	3,415	12	1,700
Total expenses	847,358	980,766	1,688,273	2,020	1,148,954
Expense waivers (Note 3)	—	(3,841)	(4,307)	—	—
Net expenses	847,358	976,925	1,683,966	2,020	1,148,954
Net investment income	6,483,786	8,498,737	14,847,367	16,333	6,539,270
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,395,003)	(5,744,233)	2,550,493	496	(5,937,985)

Investment transactions in affiliates (Note 7)	—	(170,521)	(110,503)	—	—

In-kind redemptions	205,464	616,255	—	—	2,767,438

In-kind redemptions in affiliates (Note 7)	—	(2,452)	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(11,084,970)	(29,693)	(20,684)	(5,846)	(1,848,668)
Net realized gain (loss)	(15,274,509)	(5,330,644)	2,419,306	(5,350)	(5,019,215)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(60,476,148)	(38,258,450)	(91,459,490)	(192,214)	(43,114,444)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,131,086)	11,553	(4,652)	11,142	(2,043,947)
Net change in unrealized appreciation (depreciation)	(62,607,234)	(38,246,897)	(91,464,142)	(181,072)	(45,158,391)
Net realized and unrealized loss on investments	(77,881,743)	(43,577,541)	(89,044,836)	(186,422)	(50,177,606)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(71,397,957)	$(35,078,804)	$(74,197,469)	$(170,089)	$(43,638,336)
[1] For the period July 9, 2015 (commencement of operations) through September 30, 2015.
[2] Net of foreign withholding tax of:	$1,069,231	$899,540	$1,279,880	$1,047	$504,862

See Notes to Financial Statements.

146	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2015

	WisdomTree International Hedged SmallCap Dividend Fund[1]	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$—	$9,269,634	$9,166,802	$3,389,601	$20,593,040

Dividends from affiliates (Note 7)	51,502	98,281	43,068	6,811	15,680

Interest	—	746	—	—	—

Securities lending income (Note 2)	—	252,336	200,509	124,937	654,881
Total investment income	51,502	9,620,997	9,410,379	3,521,349	21,263,601
EXPENSES:

Advisory fees (Note 3)	4,907	986,091	948,569	464,227	3,037,770

Service fees (Note 2)	37	7,481	8,695	3,522	23,045

Miscellaneous fees	—	1,833	2,126	643	4,042
Total expenses	4,944	995,405	959,390	468,392	3,064,857
Expense waivers (Note 3)	(4,907)	(1,875)	(2,357)	(427)	(11,115)
Net expenses	37	993,530	957,033	467,965	3,053,742
Net investment income	51,465	8,627,467	8,453,346	3,053,384	18,209,859
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	(578,449)	612,547	4,643,222	(12,248,223)

Investment transactions in affiliates (Note 7)	(845)	(18,564)	(165,297)	(48,180)	189,301

In-kind redemptions	—	2,424,001	769,390	—	—

In-kind redemptions in affiliates (Note 7)	—	(792)	158	—	—

Forward foreign currency contracts and foreign currency related transactions	24,532	(30,348)	(12,698)	(19,927)	(255,665)
Net realized gain (loss)	23,687	1,795,848	1,204,100	4,575,115	(12,314,587)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(345,656)	(48,735,676)	(57,527,047)	(19,971,679)	(69,923,178)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,962	(2,537)	(3,754)	5,449	31,737
Net change in unrealized appreciation (depreciation)	(343,694)	(48,738,213)	(57,530,801)	(19,966,230)	(69,891,441)
Net realized and unrealized loss on investments	(320,007)	(46,942,365)	(56,326,701)	(15,391,115)	(82,206,028)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(268,542)	$(38,314,898)	$(47,873,355)	$(12,337,731)	$(63,996,169)
[1] For the period June 4, 2015 (commencement of operations) through September 30, 2015.
[2] Net of foreign withholding tax of:	$—	$709,921	$721,030	$303,132	$1,931,669

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	147

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2015

	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund[1]
INVESTMENT INCOME:

Dividends[2]	$24,943	$175,759,913	$240,804	$77,032	$212,787

Interest	—	292	—	—	—

Securities lending income (Note 2)	457	1,405,089	2,615	977	1,146
Total investment income	25,400	177,165,294	243,419	78,009	213,933
EXPENSES:

Advisory fees (Note 3)	6,628	41,735,713	57,490	17,200	35,112

Service fees (Note 2)	59	382,577	527	158	322
Total expenses	6,687	42,118,290	58,017	17,358	35,434
Expense waivers (Note 3)	(480)	—	(3,476)	(782)	(3,658)
Net expenses	6,207	42,118,290	54,541	16,576	31,776
Net investment income	19,193	135,047,004	188,878	61,433	182,157
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(34,312)	(188,531,302)	(203,171)	(256,351)	(248,816)

In-kind redemptions	—	271,939,060	267,874	364,497	210,540

Forward foreign currency contracts and foreign currency related transactions	39,878	188,709,035	(287,881)	(129,941)	(112,773)
Net realized gain (loss)	5,566	272,116,793	(223,178)	(21,795)	(151,049)
Net change in unrealized depreciation from:

Investment transactions	(457,643)	(2,397,395,553)	(3,068,142)	(1,455,382)	(2,969,288)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(34,914)	(237,581,466)	(338,618)	(141,041)	(274,224)
Net change in unrealized depreciation	(492,557)	(2,634,977,019)	(3,406,760)	(1,596,423)	(3,243,512)
Net realized and unrealized loss on investments	(486,991)	(2,362,860,226)	(3,629,938)	(1,618,218)	(3,394,561)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(467,798)	$(2,227,813,222)	$(3,441,060)	$(1,556,785)	$(3,212,404)
[1] For the period April 9, 2015 (commencement of operations) through September 30, 2015.
[2] Net of foreign withholding tax of:	$2,762	$19,528,879	$26,756	$8,559	$23,942

See Notes to Financial Statements.

148	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2015

	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan Hedged Tech, Media and Telecom Fund	WisdomTree Japan Quality Dividend Growth Fund[1]	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$266,055	$1,713,911	$30,436	$21,625	$2,453,783

Dividends from affiliates (Note 7)	—	—	—	—	6,444

Securities lending income (Note 2)	7,406	104,130	1,932	1	141,834
Total investment income	273,461	1,818,041	32,368	21,626	2,602,061
EXPENSES:

Advisory fees (Note 3)	76,705	548,487	10,682	3,966	898,900

Service fees (Note 2)	703	4,161	98	36	6,819
Total expenses	77,408	552,648	10,780	4,002	905,719
Expense waivers (Note 3)	(5,442)	—	(763)	(413)	(1,113)
Net expenses	71,966	552,648	10,017	3,589	904,606
Net investment income	201,495	1,265,393	22,351	18,037	1,697,455
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(233,006)	(4,011,087)	(68,659)	(10,123)	5,150,425

Investment transactions in affiliates (Note 7)	—	—	—	—	(22,615)

In-kind redemptions	82,265	5,226,236	—	—	3,929,318

Forward foreign currency contracts and foreign currency related transactions	455,505	1,793,078	68,016	97	(103,874)
Net realized gain (loss)	304,764	3,008,227	(643)	(10,026)	8,953,254
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,357,466)	(8,765,126)	(521,124)	(344,883)	(16,933,305)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(464,439)	(2,874,394)	(62,556)	31	22,237
Net change in unrealized appreciation (depreciation)	(1,821,905)	(11,639,520)	(583,680)	(344,852)	(16,911,068)
Net realized and unrealized loss on investments	(1,517,141)	(8,631,293)	(584,323)	(354,878)	(7,957,814)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,315,646)	$(7,365,900)	$(561,972)	$(336,841)	$(6,260,359)
[1] For the period May 28, 2015 (commencement of operations) through September 30, 2015.
[2] Net of foreign withholding tax of:	$29,463	$189,859	$3,382	$2,661	$271,173

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	149

Statements of Operations (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2015

	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$22,957	$863,984

Securities lending income (Note 2)	1,122	2,275
Total investment income	24,079	866,259
EXPENSES:

Advisory fees (Note 3)	67,048	81,167

Service fees (Note 2)	509	744

Miscellaneous fees	—	693
Total expenses	67,557	82,604
Net investment income (loss)	(43,478)	783,655
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,289,499)	(666,077)

Forward foreign currency contracts and foreign currency related transactions	1,557,382	(193,164)
Net realized gain (loss)	267,883	(859,241)
Net change in unrealized depreciation from:

Investment transactions	(3,081,670)	(3,083,810)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(82,590)	(473,832)
Net change in unrealized depreciation	(3,164,260)	(3,557,642)
Net realized and unrealized loss on investments	(2,896,377)	(4,416,883)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,939,855)	$(3,633,228)
[1] Net of foreign withholding tax of:	$—	$8,471

See Notes to Financial Statements.

150	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Australia Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Period March 4, 2015* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$685,081	$2,116,489	$301,493,189	$87,040,055	$4,416,044	$361,661

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,068,243)	2,073,246	(676,569,689)	862,968,028	(11,228,621)	19,017

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(7,793,585)	(8,829,312)	(3,250,449,828)	746,785,856	(15,787,602)	1,326,564
Net increase (decrease) in net assets resulting from operations	(8,176,747)	(4,639,577)	(3,625,526,328)	1,696,793,939	(22,600,179)	1,707,242
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(763,007)	(1,972,575)	(322,180,640)	(73,966,189)	(4,736,090)	–

Capital gains	–	–	–	(184,744,238)	–	–
Total dividends and distributions	(763,007)	(1,972,575)	(322,180,640)	(258,710,427)	(4,736,090)	–
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	–	5,447,076	5,724,157,116	15,173,767,490	136,213,740	124,121,761

Cost of shares redeemed	(10,345,831)	(5,334,442)	(1,032,433,443)	(127,685,798)	(18,301,698)	–
Net increase (decrease) in net assets resulting from capital share transactions	(10,345,831)	112,634	4,691,723,673	15,046,081,692	117,912,042	124,121,761
Net Increase (Decrease) in Net Assets	(19,285,585)	(6,499,518)	744,016,705	16,484,165,204	90,575,773	125,829,003
NET ASSETS:

Beginning of period	$48,638,046	$55,137,564	$17,544,484,688	$1,060,319,484	$125,829,103	$100

End of period	$29,352,461	$48,638,046	$18,288,501,393	$17,544,484,688	$216,404,876	$125,829,103
Undistributed net investment income included in net assets at end of period	$49,679	$127,605	$3,863,675	$24,551,126	$41,945	$361,991
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	900,000	265,200,000	18,800,000	4,850,004	4

Shares created	–	100,000	87,350,000	248,650,000	5,150,000	4,850,000

Shares redeemed	(200,000)	(100,000)	(17,950,000)	(2,250,000)	(750,000)	–
Shares outstanding, end of period	700,000	900,000	334,600,000	265,200,000	9,250,004	4,850,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	151

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Germany Hedged Equity Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Period May 7, 2014* through March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$216,779	$200,687	$18,868,010	$38,486,170	$6,483,786	$177,748

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,112,702)	(223,873)	(25,655,682)	2,038,267	(15,274,509)	3,974,938

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(624,875)	(1,073,506)	(12,710,639)	(212,714,789)	(62,607,234)	7,691,136
Net increase (decrease) in net assets resulting from operations	(1,520,798)	(1,096,692)	(19,498,311)	(172,190,352)	(71,397,957)	11,843,822
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(233,003)	(174,792)	(22,808,123)	(37,998,494)	(6,047,059)	(178,439)

Capital gains	—	—	—	—	—	(1,063,257)
Total dividends and distributions	(233,003)	(174,792)	(22,808,123)	(37,998,494)	(6,047,059)	(1,241,696)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,229,471	20,859,822	150,525,023	885,658,937	131,626,801	271,770,808

Cost of shares redeemed	—	(7,997,856)	—	(1,268,466,721)	(27,791,619)	—
Net increase (decrease) in net assets resulting from capital share transactions	7,229,471	12,861,966	150,525,023	(382,807,784)	103,835,182	271,770,808
Net Increase (Decrease) in Net Assets	5,475,670	11,590,482	108,218,589	(592,996,630)	26,390,166	282,372,934
NET ASSETS:

Beginning of period	$11,590,582	$100	$853,874,400	$1,446,871,030	$291,815,788	$9,442,854

End of period	$17,066,252	$11,590,582	$962,092,989	$853,874,400	$318,205,954	$291,815,788
Undistributed net investment income included in net assets at end of period	$5,274	$21,498	$694,865	$4,634,978	$482,509	$45,782
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	500,000	4	15,350,000	23,250,000	9,300,000	350,000

Shares created	300,000	850,000	2,550,000	14,550,000	4,350,000	8,950,000

Shares redeemed	—	(350,004)	—	(22,450,000)	(1,050,000)	—
Shares outstanding, end of period	800,000	500,000	17,900,000	15,350,000	12,600,000	9,300,000
*	Commencement of operations.

See Notes to Financial Statements.

152	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Dividend ex-Financials Fund		WisdomTree International Equity Fund		WisdomTree International Hedged Equity Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period July 9, 2015* through September 30, 2015 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,498,737	$15,653,193	$14,847,367	$21,501,935	$16,333

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(5,330,644)	24,818,165	2,419,306	(3,579,736)	(5,350)

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(38,246,897)	(73,124,349)	(91,464,142)	(27,203,920)	(181,072)
Net increase (decrease) in net assets resulting from operations	(35,078,804)	(32,652,991)	(74,197,469)	(9,281,721)	(170,089)
DIVIDENDS:
Net investment income	(8,848,034)	(15,437,232)	(15,616,108)	(20,650,247)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,357,782	70,209,452	79,597,086	106,576,595	2,478,875

Cost of shares redeemed	(16,376,637)	(47,582,200)	—	—	—
Net increase in net assets resulting from capital share transactions	5,981,145	22,627,252	79,597,086	106,576,595	2,478,875
Net Increase (Decrease) in Net Assets	(37,945,693)	(25,462,971)	(10,216,491)	76,644,627	2,308,786
NET ASSETS:

Beginning of period	$324,082,520	$349,545,491	$645,832,285	$569,187,658	$100

End of period	$286,136,827	$324,082,520	$635,615,794	$645,832,285	$2,308,886
Undistributed net investment income included in net assets at end of period	$450,535	$799,832	$1,358,744	$2,127,485	$16,333
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,400,000	7,100,000	12,500,000	10,450,000	4

Shares created	500,000	1,400,000	1,500,000	2,050,000	100,000

Shares redeemed	(400,000)	(1,100,000)	—	—	—
Shares outstanding, end of period	7,500,000	7,400,000	14,000,000	12,500,000	100,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	153

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree International Hedged SmallCap Dividend Fund	WisdomTree International High Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Period May 7, 2014* through March 31, 2015	For the Period June 4, 2015* through September 30, 2015 (unaudited)	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,539,270	$1,015,552	$51,465	$8,627,467	$13,809,485

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(5,019,215)	1,861,841	23,687	1,795,848	419,457

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(45,158,391)	4,313,868	(343,694)	(48,738,213)	(33,653,687)
Net increase (decrease) in net assets resulting from operations	(43,638,336)	7,191,261	(268,542)	(38,314,898)	(19,424,745)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(6,045,087)	(341,603)	(39,101)	(9,147,084)	(13,241,538)

Capital gains	—	(453,216)	—	—	—
Total dividends and distributions	(6,045,087)	(794,819)	(39,101)	(9,147,084)	(13,241,538)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	411,965,559	200,056,027	3,608,925	15,673,503	65,533,642

Cost of shares redeemed	(88,179,888)	(102)	—	(19,445,290)	—
Net increase (decrease) in net assets resulting from capital share transactions	323,785,671	200,055,925	3,608,925	(3,771,787)	65,533,642
Net Increase (Decrease) in Net Assets	274,102,248	206,452,367	3,301,282	(51,233,769)	32,867,359
NET ASSETS:

Beginning of period	$206,452,467	$100	$100	$337,620,071	$304,752,712

End of period	$480,554,715	$206,452,467	$3,301,382	$286,386,302	$337,620,071
Undistributed net investment income included in net assets at end of period	$941,881	$447,698	$12,364	$523,729	$1,043,346
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,650,000	4	4	7,800,000	6,400,000

Shares created	15,200,000	7,650,000	150,000	350,000	1,400,000

Shares redeemed	(3,500,000)	(4)	—	(500,000)	—
Shares outstanding, end of period	19,350,000	7,650,000	150,004	7,650,000	7,800,000
*	Commencement of operations.

See Notes to Financial Statements.

154	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International MidCap Dividend Fund		WisdomTree International SmallCap Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,453,346	$12,677,361	$3,053,384	$4,474,571	$18,209,859	$29,220,559

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,204,100	(2,025,000)	4,575,115	5,935,280	(12,314,587)	39,724,242

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(57,530,801)	(20,391,028)	(19,966,230)	(10,092,610)	(69,891,441)	(130,956,257)
Net increase (decrease) in net assets resulting from operations	(47,873,355)	(9,738,667)	(12,337,731)	317,241	(63,996,169)	(62,011,456)
DIVIDENDS:

Net investment income	(8,716,078)	(12,260,118)	(3,183,019)	(4,298,234)	(20,499,319)	(28,286,347)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	69,794,017	61,995,325	6,034,375	29,317,147	178,029,589	309,891,793

Cost of shares redeemed	(2,402,150)	—	—	(11,004,207)	—	(225,813,659)
Net increase in net assets resulting from capital share transactions	67,391,867	61,995,325	6,034,375	18,312,940	178,029,589	84,078,134
Net Increase (Decrease) in Net Assets	10,802,434	39,996,540	(9,486,375)	14,331,947	93,534,101	(6,219,669)
NET ASSETS:

Beginning of period	$355,273,026	$315,276,486	$155,413,817	$141,081,870	$917,777,544	$923,997,213

End of period	$366,075,460	$355,273,026	$145,927,442	$155,413,817	$1,011,311,645	$917,777,544
Undistributed net investment income included in net assets at end of period	$682,569	$945,301	$410,306	$539,941	$3,819,820	$6,109,280
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,300,000	6,100,000	2,650,000	2,350,000	15,500,000	14,250,000

Shares created	1,400,000	1,200,000	100,000	500,000	2,850,000	4,800,000

Shares redeemed	(50,000)	—	—	(200,000)	—	(3,550,000)
Shares outstanding, end of period	8,650,000	7,300,000	2,750,000	2,650,000	18,350,000	15,500,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	155

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Capital Goods Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged Financials Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$19,193	$31,938	$135,047,004	$207,629,618	$188,878	$103,633

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	5,566	435,751	272,116,793	1,728,402,048	(223,178)	995,871

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(492,557)	(3,829)	(2,634,977,019)	1,094,343,830	(3,406,760)	129,806
Net increase (decrease) in net assets resulting from operations	(467,798)	463,860	(2,227,813,222)	3,030,375,496	(3,441,060)	1,229,310
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(19,497)	(17,112)	(112,763,638)	(207,539,167)	(52,007)	(43,420)

Capital gains	—	(144,392)	—	(1,104,073,317)	—	(641,620)
Total dividends and distributions	(19,497)	(161,504)	(112,763,638)	(1,311,612,484)	(52,007)	(685,040)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,180,742	3,192,865,160	5,763,303,856	26,439,777	10,088,110

Cost of shares redeemed	—	(2,706,495)	(1,768,865,582)	(3,117,040,421)	(6,487,506)	(2,745,940)
Net increase in net assets resulting from capital share transactions	—	2,474,247	1,423,999,578	2,646,263,435	19,952,271	7,342,170
Net Increase (Decrease) in Net Assets	(487,295)	2,776,603	(916,577,282)	4,365,026,447	16,459,204	7,886,440
NET ASSETS:

Beginning of period	$2,776,703	$100	$15,806,850,181	$11,441,823,734	$7,886,540	$100

End of period	$2,289,408	$2,776,703	$14,890,272,899	$15,806,850,181	$24,345,744	$7,886,540
Undistributed net investment income included in net assets at end of period	$19,151	$19,455	$133,413,303	$111,129,937	$197,447	$60,576
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	4	287,250,000	240,900,000	300,000	4

Shares created	—	200,000	55,550,000	110,000,000	900,000	400,000

Shares redeemed	—	(100,004)	(33,700,000)	(63,650,000)	(250,000)	(100,004)
Shares outstanding, end of period	100,000	100,000	309,100,000	287,250,000	950,000	300,000
*	Commencement of operations.

See Notes to Financial Statements.

156	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Health Care Fund		WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015	For the Period April 9, 2015* through September 30, 2015 (unaudited)	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$61,433	$24,339	$182,157	$201,495	$331,326

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(21,795)	385,027	(151,049)	304,764	3,171,447

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,596,423)	283,290	(3,243,512)	(1,821,905)	140,509
Net increase (decrease) in net assets resulting from operations	(1,556,785)	692,656	(3,212,404)	(1,315,646)	3,643,282
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(12,000)	(6,684)	(3,100)	(264,012)	(236,203)

Capital gains	—	(194,150)	—	—	(1,864,720)
Total dividends and distributions	(12,000)	(200,834)	(3,100)	(264,012)	(2,100,923)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,944,257	4,026,460	30,625,387	—	35,926,393

Cost of shares redeemed	(3,083,382)	(1,417,667)	(5,125,295)	(1,327,299)	(5,489,435)
Net increase (decrease) in net assets resulting from capital share transactions	8,860,875	2,608,793	25,500,092	(1,327,299)	30,436,958
Net Increase (Decrease) in Net Assets	7,292,090	3,100,615	22,284,588	(2,906,957)	31,979,317
NET ASSETS:

Beginning of period	$3,100,715	$100	$100	$31,979,417	$100

End of period	$10,392,805	$3,100,715	$22,284,688	$29,072,460	$31,979,417
Undistributed net investment income included in net assets at end of period	$65,102	$15,669	$179,057	$128,522	$191,039
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	4	4	1,150,000	4

Shares created	350,000	150,000	1,200,000	—	1,350,000

Shares redeemed	(100,000)	(50,004)	(200,000)	(50,000)	(200,004)
Shares outstanding, end of period	350,000	100,000	1,000,004	1,100,000	1,150,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	157

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged SmallCap Equity Fund		WisdomTree Japan Hedged Tech, Media and Telecom Fund		WisdomTree Japan Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015	For the Period May 28, 2015* through September 30, 2015 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,265,393	$1,337,825	$22,351	$38,008	$18,037

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	3,008,227	14,309,386	(643)	585,963	(10,026)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(11,639,520)	4,954,193	(583,680)	346,959	(344,852)
Net increase (decrease) in net assets resulting from operations	(7,365,900)	20,601,404	(561,972)	970,930	(336,841)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(722,008)	(1,189,252)	(73,001)	(7,800)	(1,800)

Capital gains	—	(6,902,460)	—	(314,270)	—
Total dividends and distributions	(722,008)	(8,091,712)	(73,001)	(322,070)	(1,800)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	117,861,174	51,771,606	—	5,131,256	2,481,545

Cost of shares redeemed	(30,867,829)	(22,132,969)	—	(1,348,470)	—
Net increase in net assets resulting from capital share transactions	86,993,345	29,638,637	—	3,782,786	2,481,545
Net Increase (Decrease) in Net Assets	78,905,437	42,148,329	(634,973)	4,431,646	2,142,904
NET ASSETS:

Beginning of period	$117,762,092	$75,613,763	$4,431,746	$100	$100

End of period	$196,667,529	$117,762,092	$3,796,773	$4,431,746	$2,143,004
Undistributed net investment income included in net assets at end of period	$1,387,166	$843,781	$24,917	$75,567	$16,237
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,500,000	2,600,000	150,000	4	4

Shares created	3,400,000	1,600,000	—	200,000	100,000

Shares redeemed	(900,000)	(700,000)	—	(50,004)	—
Shares outstanding, end of period	6,000,000	3,500,000	150,000	150,000	100,004
*	Commencement of operations.

See Notes to Financial Statements.

158	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Korea Hedged Equity Fund		WisdomTree United Kingdom Hedged Equity Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$1,697,455	$4,037,659	$(43,478)	$71,374	$783,655	$825,310

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	8,953,254	5,093,710	267,883	(277,371)	(859,241)	2,035,518

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(16,911,068)	14,593,693	(3,164,260)	(164,333)	(3,557,642)	(1,860,531)
Net increase (decrease) in net assets resulting from operations	(6,260,359)	23,725,062	(2,939,855)	(370,330)	(3,633,228)	1,000,297
DIVIDENDS:
Net investment income	(1,990,018)	(4,434,720)	—	(84,857)	(619,010)	(756,787)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	31,147,420	23,851,555	13,197,915	11,774,183	11,464,154	17,699,217

Cost of shares redeemed	(24,188,337)	(40,597,337)	(7,125,007)	—	—	(6,125,906)
Net increase (decrease) in net assets resulting from capital share transactions	6,959,083	(16,745,782)	6,072,908	11,774,183	11,464,154	11,573,311
Net Increase (Decrease) in Net Assets	(1,291,294)	2,544,560	3,133,053	11,318,996	7,211,916	11,816,821
NET ASSETS:

Beginning of period	$286,650,580	$284,106,020	$19,470,115	$8,151,119	$28,407,140	$16,590,319

End of period	$285,359,286	$286,650,580	$22,603,168	$19,470,115	$35,619,056	$28,407,140
Accumulated net investment loss included in net assets at end of period	$—	$—	$(40,396)	$—	$—	$—
Undistributed net investment income included in net assets at end of period	$1,837,780	$2,130,343	$—	$3,082	$283,733	$119,088
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,300,000	5,650,000	900,000	350,000	1,100,000	650,000

Shares created	550,000	450,000	600,000	550,000	450,000	700,000

Shares redeemed	(450,000)	(800,000)	(350,000)	—	—	(250,000)
Shares outstanding, end of period	5,400,000	5,300,000	1,150,000	900,000	1,550,000	1,100,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	159

Financial Highlights

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011
Net asset value, beginning of period	$54.04	$61.26	$64.33	$55.87	$61.64	$57.24
Investment operations:
Net investment income[2]	0.87	2.37	2.32	2.60	2.87	2.99
Net realized and unrealized gain (loss)	(11.96)	(7.40)	(2.81)	8.44	(5.48)	4.62
Total from investment operations	(11.09)	(5.03)	(0.49)	11.04	(2.61)	7.61
Dividends to shareholders:
Net investment income	(1.02)	(2.19)	(2.58)	(2.58)	(3.16)	(3.21)
Net asset value, end of period	$41.93	$54.04	$61.26	$64.33	$55.87	$61.64

TOTAL RETURN[3]	(20.69)%	(8.30)%	(0.59)%	20.49%	(3.86)%	14.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,352	$48,638	$55,138	$77,193	$61,456	$80,137
Ratios to average net assets of:
Expenses	0.58%[4]	0.59%[5]	0.58%[4]	0.58%[4]	0.58%[6,7]	0.58%[6,7]
Net investment income	3.39%[4]	4.09%	3.86%[4]	4.71%[4]	5.18%[6]	5.42%[6]
Portfolio turnover rate[8]	33%	26%	27%	31%	68%	46%

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[9]	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$66.16	$56.40	$49.86	$43.93	$47.61	$47.72
Investment operations:
Net investment income[2]	0.94	1.14	1.31	0.89	1.73	1.43
Net realized and unrealized gain (loss)	(11.43)	11.83	6.35	5.96	(3.84)	(0.02)
Total from investment operations	(10.49)	12.97	7.66	6.85	(2.11)	1.41
Dividends and distributions to shareholders:
Net investment income	(1.01)	(1.19)	(1.12)	(0.92)	(1.57)	(1.52)
Capital gains	—	(2.02)	—	—	—	—
Total dividends and distributions to shareholders	(1.01)	(3.21)	(1.12)	(0.92)	(1.57)	(1.52)
Net asset value, end of period	$54.66	$66.16	$56.40	$49.86	$43.93	$47.61

TOTAL RETURN[3]	(16.07)%	24.02%	15.73%	16.06%	(4.41)%	3.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,288,501	$17,544,485	$1,060,319	$164,527	$21,963	$21,425
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[4]	0.59%[5]	0.58%[4]	0.58%[4,6]	0.58%[6]	0.58%[6]
Expenses, prior to expense waivers	0.58%[4]	0.59%[5]	0.58%[4]	0.73%[4,6]	1.25%[6]	1.65%[6]
Net investment income	2.99%[4]	1.91%	2.43%[4]	2.01%[4,6]	3.99%[6]	3.11%[6]
Portfolio turnover rate[8]	20%	12%	28%	43%	42%	38%
[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[9]

The information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

160	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$25.94	$24.87
Investment operations:
Net investment income[1]	0.55	0.13
Net realized and unrealized gain (loss)	(2.55)	0.94
Total from investment operations	(2.00)	1.07
Dividends to shareholders:
Net investment income	(0.54)	—
Net asset value, end of period	$23.40	$25.94

TOTAL RETURN[2]	(7.88)%	4.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$216,405	$125,829
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%[3]
Net investment income	4.28%[3]	6.87%[3]
Portfolio turnover rate[4]	32%	1%

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$23.18	$25.10
Investment operations:
Net investment income[1]	0.30	0.37
Net realized and unrealized loss	(1.84)	(1.96)
Total from investment operations	(1.54)	(1.59)
Dividends to shareholders:
Net investment income	(0.31)	(0.33)
Net asset value, end of period	$21.33	$23.18

TOTAL RETURN[2]	(6.79)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,066	$11,591
Ratios to average net assets of:
Expenses	0.58%[3,5]	0.58%[3]
Net investment income	2.58%[3]	1.75%[3]
Portfolio turnover rate[4]	55%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[5]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	161

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$55.63	$62.23	$41.98	$38.22	$44.44	$37.62
Investment operations:
Net investment income[1]	1.11	1.94	0.73	1.32	1.44	1.09
Net realized and unrealized gain (loss)	(1.66)	(7.03)	20.90	3.82	(5.74)	6.85
Total from investment operations	(0.55)	(5.09)	21.63	5.14	(4.30)	7.94
Dividends to shareholders:
Net investment income	(1.33)	(1.51)	(1.38)	(1.38)	(1.92)	(1.12)
Net asset value, end of period	$53.75	$55.63	$62.23	$41.98	$38.22	$44.44

TOTAL RETURN[2]	(1.18)%	(8.26)%	53.06%	14.33%	(9.80)%	21.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$962,093	$853,874	$1,446,871	$60,874	$28,668	$28,889
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4,5]	0.59%[6]	0.58%[4]	0.58%[4]	0.58%	0.58%
Expenses, prior to expense waivers	0.59%[4,5]	0.59%[6]	0.58%[4]	0.58%[4]	0.58%	0.58%
Net investment income	3.83%[4]	3.40%	1.29%[4]	3.52%[4]	3.79%	2.81%
Portfolio turnover rate[7]	44%	42%	24%	48%	58%	60%

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$31.38	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.54	0.16	(0.00)[8]
Net realized and unrealized gain (loss)	(6.16)	5.90	1.97
Total from investment operations	(5.62)	6.06	1.97
Dividends and distributions to shareholders:
Net investment income	(0.51)	(0.41)	—
Capital gains	—	(1.25)	—
Total dividends and distributions to shareholders	(0.51)	(1.66)	—
Net asset value, end of period	$25.25	$31.38	$26.98

TOTAL RETURN[2]	(18.15)%	23.70%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$318,206	$291,816	$9,443
Ratios to average net assets of:
Expenses	0.48%[4]	0.49%[9]	0.48%[4]
Net investment income (loss)	3.71%[4]	0.55%	(0.00)%[4,10]
Portfolio turnover rate[7]	18%	11%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio (net of expense waivers) would have been 0.58% and the annualized expense ratio (prior to expense waivers) would have been 0.58%.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[10]	Amount represents less than 0.005%.

See Notes to Financial Statements.

162	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$43.79	$49.23	$42.13	$41.64	$46.85	$42.69
Investment operations:
Net investment income[1]	1.10	2.00	2.06	1.82	1.74	1.83
Net realized and unrealized gain (loss)	(5.60)	(5.53)	7.11	0.45	(5.11)	4.21
Total from investment operations	(4.50)	(3.53)	9.17	2.27	(3.37)	6.04
Dividends to shareholders:
Net investment income	(1.14)	(1.91)	(2.07)	(1.78)	(1.84)	(1.88)
Net asset value, end of period	$38.15	$43.79	$49.23	$42.13	$41.64	$46.85

TOTAL RETURN[2]	(10.57)%	(7.41)%	22.58%	5.98%	(7.24)%	14.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$286,137	$324,083	$349,545	$349,681	$355,992	$149,929
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5,6]	0.59%[7]	0.58%[5]	0.58%[5]	0.58%	0.58%
Net investment income	5.07%[5]	4.23%	4.54%[5]	4.58%[5]	4.20%	4.30%
Portfolio turnover rate[8]	34%	44%	36%	50%	28%	52%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$51.67	$54.47	$47.77	$44.53	$49.51	$46.13
Investment operations:
Net investment income[1]	1.09	1.92	2.27	1.63	1.90	1.58
Net realized and unrealized gain (loss)	(6.22)	(2.86)	6.72	3.22	(4.99)	3.39
Total from investment operations	(5.13)	(0.94)	8.99	4.85	(3.09)	4.97
Dividends to shareholders:
Net investment income	(1.14)	(1.86)	(2.29)	(1.61)	(1.89)	(1.59)
Net asset value, end of period	$45.40	$51.67	$54.47	$47.77	$44.53	$49.51

TOTAL RETURN[2]	(10.18)%	(1.83)%	19.43%	11.42%	(6.18)%	11.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$635,616	$645,832	$569,188	$458,607	$385,202	$457,997
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5,6]	0.49%[7]	0.48%[5]	0.48%[5]	0.48%	0.48%
Net investment income	4.27%[5]	3.63%	4.41%[5]	3.75%[5]	4.22%	3.50%
Portfolio turnover rate[8]	10%	19%	21%	20%	27%	30%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been 0.58%.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree International Dividend ex-Financials Fund and WisdomTree International Equity Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	163

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Period July 9, 2015* through September 30, 2015 (unaudited)
Net asset value, beginning of period	$25.02
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(2.09)
Total from investment operations	(1.93)
Net asset value, end of period	$23.09

TOTAL RETURN[2]	(7.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,309
Ratios to average net assets of:
Expenses	0.35%[3,4]
Net investment income	2.88%[3]
Portfolio turnover rate[5]	1%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$26.99	$24.90
Investment operations:
Net investment income[1]	0.44	0.90
Net realized and unrealized gain (loss)	(2.18)	2.18
Total from investment operations	(1.74)	3.08
Dividends and distributions to shareholders:
Net investment income	(0.42)	(0.23)
Capital gains	—	(0.76)
Total dividends and distributions to shareholders	(0.42)	(0.99)
Net asset value, end of period	$24.83	$26.99

TOTAL RETURN[2]	(6.54)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$480,555	$206,452
Ratios to average net assets of:
Expenses	0.58%[3,4]	0.58%[3]
Net investment income	3.33%[3]	3.89%[3]
Portfolio turnover rate[5]	50%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

164	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged SmallCap Dividend Fund	For the Period June 4, 2015* through September 30, 2015 (unaudited)
Net asset value, beginning of period	$24.72
Investment operations:
Net investment income[1]	0.46
Net realized and unrealized loss	(2.80)
Total from investment operations	(2.34)
Dividends to shareholders:
Net investment income	(0.37)
Net asset value, end of period	$22.01

TOTAL RETURN[2]	(9.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,301
Ratios to average net assets of:
Expenses, net of expense waivers	0.00%[3,4]
Expenses, prior to expense waivers	0.58%[3]
Net investment income	6.08%[3]
Portfolio turnover rate[5]	2%

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$43.28	$47.62	$41.39	$38.64	$43.82	$41.85
Investment operations:
Net investment income[1]	1.08	1.94	2.57	1.74	1.90	1.75
Net realized and unrealized gain (loss)	(5.78)	(4.41)	6.14	2.70	(5.17)	2.01
Total from investment operations	(4.70)	(2.47)	8.71	4.44	(3.27)	3.76
Dividends to shareholders:
Net investment income	(1.14)	(1.87)	(2.48)	(1.69)	(1.91)	(1.79)
Net asset value, end of period	$37.44	$43.28	$47.62	$41.39	$38.64	$43.82

TOTAL RETURN[2]	(11.15)%	(5.41)%	21.82%	12.08%	(7.45)%	9.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$286,386	$337,620	$304,753	$209,010	$175,809	$131,454
Ratios to average net assets[6] of:
Expenses[7]	0.58%[3,8]	0.59%[9]	0.58%[3]	0.58%[3]	0.58%	0.58%
Net investment income	5.07%[3]	4.24%	5.71%[3]	4.58%[3]	4.84%	4.39%
Portfolio turnover rate[5]	17%	20%	26%	31%	32%	34%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Amount represents less than 0.005%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	165

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$48.67	$51.68	$45.77	$42.89	$47.68	$45.34
Investment operations:
Net investment income[1]	1.03	1.88	2.35	1.59	1.86	1.56
Net realized and unrealized gain (loss)	(6.34)	(3.09)	5.79	2.84	(4.75)	2.37
Total from investment operations	(5.31)	(1.21)	8.14	4.43	(2.89)	3.93
Dividends to shareholders:
Net investment income	(1.04)	(1.80)	(2.23)	(1.55)	(1.90)	(1.59)
Net asset value, end of period	$42.32	$48.67	$51.68	$45.77	$42.89	$47.68

TOTAL RETURN[2]	(11.16)%	(2.47)%	18.35%	10.80%	(6.02)%	9.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$366,075	$355,273	$315,276	$210,541	$167,253	$164,489
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5,6]	0.49%[7]	0.48%[5]	0.48%[5]	0.48%	0.48%
Net investment income	4.28%[5]	3.72%	4.77%[5]	3.77%[5]	4.34%	3.56%
Portfolio turnover rate[8]	17%	12%	15%	19%	23%	22%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$58.65	$60.03	$51.77	$48.10	$53.80	$48.69
Investment operations:
Net investment income[1]	1.12	1.81	1.83	1.51	1.79	1.53
Net realized and unrealized gain (loss)	(5.54)	(1.45)	8.31	3.68	(5.69)	5.19
Total from investment operations	(4.42)	0.36	10.14	5.19	(3.90)	6.72
Dividends to shareholders:
Net investment income	(1.17)	(1.74)	(1.88)	(1.52)	(1.80)	(1.61)
Net asset value, end of period	$53.06	$58.65	$60.03	$51.77	$48.10	$53.80

TOTAL RETURN[2]	(7.72)%	0.57%	20.22%	11.32%	(7.21)%	14.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$145,927	$155,414	$141,082	$119,069	$105,823	$156,006
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5,6]	0.59%[7]	0.58%[5]	0.58%[5]	0.58%	0.58%
Net investment income	3.81%[5]	3.09%	3.27%[5]	3.23%[5]	3.69%	3.14%
Portfolio turnover rate[8]	20%	29%	22%	38%	47%	40%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been unchanged.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48% and 0.58%, for WisdomTree International LargeCap Dividend Fund and WisdomTree International MidCap Dividend Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

166	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$59.21	$64.84	$55.38	$49.33	$53.15	$46.98
Investment operations:
Net investment income[1]	1.04	1.91	1.91	1.82	1.77	1.43
Net realized and unrealized gain (loss)	(4.00)	(5.67)	9.97	6.09	(3.66)	6.14
Total from investment operations	(2.96)	(3.76)	11.88	7.91	(1.89)	7.57
Dividends to shareholders:
Net investment income	(1.14)	(1.87)	(2.42)	(1.86)	(1.93)	(1.40)
Net asset value, end of period	$55.11	$59.21	$64.84	$55.38	$49.33	$53.15

TOTAL RETURN[2]	(5.15)%	(5.87)%	22.26%	16.78%	(3.41)%	16.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,011,312	$917,778	$923,997	$562,133	$424,264	$475,703
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5,6]	0.59%[7]	0.58%[5]	0.58%[5]	0.58%	0.58%
Net investment income	3.48%[5]	3.16%	3.20%[5]	3.76%[5]	3.65%	2.99%
Portfolio turnover rate[8]	44%	25%	42%	56%	52%	55%

WisdomTree Japan Hedged Capital Goods Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$27.77	$24.11
Investment operations:
Net investment income[1]	0.19	0.38
Net realized and unrealized gain (loss)	(4.87)	6.51
Total from investment operations	(4.68)	6.89
Dividends and distributions to shareholders:
Net investment income	(0.20)	(0.34)
Capital gains	—	(2.89)
Total dividends and distributions to shareholders	(0.20)	(3.23)
Net asset value, end of period	$22.89	$27.77

TOTAL RETURN[2]	(17.02)%	29.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,289	$2,777
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[5]	0.44%[5]
Expenses, prior to expense waivers	0.48%[5]	0.49%[5]
Net investment income	1.39%[5]	1.47%[5]
Portfolio turnover rate[8]	7%	35%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	167

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$55.03	$47.50	$42.95	$36.66	$36.94	$42.12
Investment operations:
Net investment income[1]	0.43	0.91	0.88	1.54	0.81	1.79
Net realized and unrealized gain (loss)	(6.93)	12.34	4.91	5.30	(0.34)	(6.52)
Total from investment operations	(6.50)	13.25	5.79	6.84	0.47	(4.73)
Dividends and distributions to shareholders:
Net investment income	(0.36)	(0.94)	(0.62)	(0.55)	(0.75)	(0.45)
Capital gains	—	(4.78)	(0.62)	—	—	—
Total dividends and distributions to shareholders	(0.36)	(5.72)	(1.24)	(0.55)	(0.75)	(0.45)
Net asset value, end of period	$48.17	$55.03	$47.50	$42.95	$36.66	$36.94

TOTAL RETURN[2]	(11.92)%	29.30%	13.48%	19.12%	1.46%	(11.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,890,273	$15,806,850	$11,441,824	$5,632,633	$606,707	$494,981
Ratios to average net assets of:
Expenses	0.48%[3]	0.49%[4]	0.48%[3]	0.48%[3]	0.48%	0.48%[5,6]
Net investment income	1.55%[3]	1.81%	1.84%[3]	4.22%[3]	2.41%	5.40%[5]
Portfolio turnover rate[7]	15%	31%	24%	36%	41%	28%

WisdomTree Japan Hedged Financials Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$26.29	$23.83
Investment operations:
Net investment income[1]	0.23	0.45
Net realized and unrealized gain (loss)	(0.84)	5.44
Total from investment operations	(0.61)	5.89
Dividends and distributions to shareholders:
Net investment income	(0.05)	(0.22)
Capital gains	—	(3.21)
Total dividends and distributions to shareholders	(0.05)	(3.43)
Net asset value, end of period	$25.63	$26.29

TOTAL RETURN[2]	(2.35)%	25.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,346	$7,887
Ratios to average net assets of:
Expenses, net of expense waivers	0.46%[3]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.49%[3]
Net investment income	1.58%[3]	1.80%[3]
Portfolio turnover rate[7]	11%	29%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

168	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Health Care Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$31.01	$24.20
Investment operations:
Net investment income[1]	0.27	0.32
Net realized and unrealized gain (loss)	(1.51)	10.50
Total from investment operations	(1.24)	10.82
Dividends and distributions to shareholders:
Net investment income	(0.08)	(0.13)
Capital gains	—	(3.88)
Total dividends and distributions to shareholders	(0.08)	(4.01)
Net asset value, end of period	$29.69	$31.01

TOTAL RETURN[2]	(4.02)%	48.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,393	$3,101
Ratios to average net assets of:
Expenses, net of expense waivers	0.46%[3]	0.44%[3]
Expenses, prior to expense waivers	0.48%[3]	0.49%[3]
Net investment income	1.71%[3]	1.24%[3]
Portfolio turnover rate[4]	29%	29%

WisdomTree Japan Hedged Quality Dividend Growth Fund	For the Period April 9, 2015* through September 30, 2015 (unaudited)
Net asset value, beginning of period	$25.59
Investment operations:
Net investment income[1]	0.30
Net realized and unrealized loss	(3.61)
Total from investment operations	(3.31)
Dividends to shareholders:
Net investment income	(0.00)[5]
Net asset value, end of period	$22.28

TOTAL RETURN[2]	(12.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,285
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	2.49%[3]
Portfolio turnover rate[4]	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	169

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Real Estate Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$27.81	$24.32
Investment operations:
Net investment income[1]	0.18	0.42
Net realized and unrealized gain (loss)	(1.33)	4.98
Total from investment operations	(1.15)	5.40
Dividends and distributions to shareholders:
Net investment income	(0.23)	(0.21)
Capital gains	—	(1.70)
Total dividends and distributions to shareholders	(0.23)	(1.91)
Net asset value, end of period	$26.43	$27.81

TOTAL RETURN[2]	(4.17)%	22.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,072	$31,979
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[3]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	1.26%[3]	1.59%[3]
Portfolio turnover rate[4]	10%	20%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$33.65	$29.08	$26.17
Investment operations:
Net investment income[1]	0.23	0.47	0.59
Net realized and unrealized gain (loss)	(0.97)	6.74	2.38
Total from investment operations	(0.74)	7.21	2.97
Dividends and distributions to shareholders:
Net investment income	(0.13)	(0.41)	(0.06)
Capital gains	—	(2.23)	—
Total dividends and distributions to shareholders	(0.13)	(2.64)	(0.06)
Net asset value, end of period	$32.78	$33.65	$29.08

TOTAL RETURN[2]	(2.24)%	25.86%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$196,668	$117,762	$75,614
Ratios to average net assets of:
Expenses	0.58%[3]	0.59%[5]	0.58%[3]
Net investment income	1.34%[3]	1.52%	2.75%[3]
Portfolio turnover rate[4]	36%	41%	19%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan Hedged Real Estate Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

170	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Tech, Media and Telecom Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$29.54	$24.02
Investment operations:
Net investment income[1]	0.15	0.31
Net realized and unrealized gain (loss)	(3.89)	7.36
Total from investment operations	(3.74)	7.67
Dividends and distributions to shareholders:
Net investment income	(0.49)	(0.05)
Capital gains	—	(2.10)
Total dividends and distributions to shareholders	(0.49)	(2.15)
Net asset value, end of period	$25.31	$29.54

TOTAL RETURN[2]	(12.96)%	32.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,797	$4,432
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[3]	0.44%[3]
Expenses, prior to expense waivers	0.48%[3]	0.49%[3]
Net investment income	1.00%[3]	1.18%[3]
Portfolio turnover rate[4]	13%	28%

WisdomTree Japan Quality Dividend Growth Fund	For the Period May 28, 2015* through September 30, 2015 (unaudited)
Net asset value, beginning of period	$24.67
Investment operations:
Net investment income[1]	0.18
Net realized and unrealized loss	(3.40)
Total from investment operations	(3.22)
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$21.43

TOTAL RETURN[2]	(13.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,143
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	2.18%[3]
Portfolio turnover rate[4]	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	171

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$54.09	$50.28	$48.84	$45.45	$43.25	$41.54
Investment operations:
Net investment income[1]	0.30	0.71	0.72	0.78	0.68	0.99
Net realized and unrealized gain (loss)	(1.20)	3.89	1.84	3.58	2.42	1.47
Total from investment operations	(0.90)	4.60	2.56	4.36	3.10	2.46
Dividends to shareholders:
Net investment income	(0.35)	(0.79)	(1.12)	(0.97)	(0.90)	(0.75)
Net asset value, end of period	$52.84	$54.09	$50.28	$48.84	$45.45	$43.25

TOTAL RETURN[2]	(1.71)%	9.26%	5.41%	9.97%	7.36%	6.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$285,359	$286,651	$284,106	$192,914	$193,172	$235,685
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.59%[6]	0.58%[5]	0.58%[5]	0.58%	0.58%
Net investment income	1.10%[5]	1.40%	1.44%[5]	1.84%[5]	1.58%	2.51%
Portfolio turnover rate[7]	27%	36%	21%	41%	36%	39%

WisdomTree Korea Hedged Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period November 7, 2013* through March 31, 2014
Net asset value, beginning of period	$21.63	$23.29	$25.01
Investment operations:
Net investment income (loss)[1]	(0.04)	0.15	0.06
Net realized and unrealized loss	(1.94)	(1.64)	(1.55)
Total from investment operations	(1.98)	(1.49)	(1.49)
Dividends to shareholders:
Net investment income	—	(0.17)	(0.23)
Net asset value, end of period	$19.65	$21.63	$23.29

TOTAL RETURN[2]	(9.15)%	(6.41)%	(5.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,603	$19,470	$8,151
Ratios to average net assets of:
Expenses	0.58%[5]	0.59%[6]	0.58%[5]
Net investment income (loss)	(0.38)%[5]	0.70%	0.64%[5]
Portfolio turnover rate[7]	38%	84%	37%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

172	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree United Kingdom Hedged Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$25.82	$25.52	$24.99
Investment operations:
Net investment income[1]	0.58	0.97	1.40
Net realized and unrealized gain (loss)	(2.97)	0.23	0.91
Total from investment operations	(2.39)	1.20	2.31
Dividends to shareholders:
Net investment income	(0.45)	(0.90)	(1.78)
Net asset value, end of period	$22.98	$25.82	$25.52

TOTAL RETURN[2]	(9.42)%	4.71%	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,619	$28,407	$16,590
Ratios to average net assets of:
Expenses	0.49%[3,4]	0.49%[5]	0.48%[3]
Net investment income	4.63%[3]	3.75%	6.98%[3]
Portfolio turnover rate[6]	18%	20%	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the annualized expense ratio would have been 0.48%.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	173

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2015, the Trust offered 79 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”) (formerly, WisdomTree Europe Dividend Growth Fund)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”) (formerly, WisdomTree DEFA Fund)	June 16, 2006
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”)	July 9, 2015
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”) (formerly, WisdomTree International Hedged Dividend Growth Fund)	May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund”)	June 4, 2015
WisdomTree International High Dividend Fund (“International High Dividend Fund”) (formerly, WisdomTree DEFA Equity Income Fund)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund”) (formerly, WisdomTree Japan Hedged Dividend Growth Fund)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund”)	April 8, 2014
WisdomTree Japan Quality Dividend Growth Fund (“Japan Quality Dividend Growth Fund”) (formerly, WisdomTree Japan Dividend Growth Fund)	May 28, 2015
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

174	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Korea Hedged Equity Fund, which values forward foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	175

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Oil, Gas & Consumable Fuels	$1,891,595	$267,733	$—
Other*	27,045,331	—	—
Investment of Cash Collateral for Securities Loaned	—	6,010,730	—
Total	28,936,926	6,278,463	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(22)	—
Total - Net	$28,936,926	$6,278,441	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,193,605,261	$—	$—
Investment of Cash Collateral for Securities Loaned	—	407,707,245	—
Total	18,193,605,261	407,707,245	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	111,666,397	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(14,511,480)	—
Total - Net	$18,193,605,261	$504,862,162	$—

176	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$216,076,819	$—	$—
Investment of Cash Collateral for Securities Loaned	—	18,479,208	—
Total	216,076,819	18,479,208	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,093,392	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(27,062)	—
Total - Net	$216,076,819	$19,545,538	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,027,062	$—	$—
Investment of Cash Collateral for Securities Loaned	—	146,743	—
Total	17,027,062	146,743	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4	—
Total - Net	$17,027,062	$146,747	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$25,384,967	$—	$0	**
United Kingdom	268,085,814	35,231	—
Other*	661,816,284	—	—
Exchange-Traded Fund	3,633,627	—	—
Investment of Cash Collateral for Securities Loaned	—	104,407,896	—
Total	958,920,692	104,443,127	0
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,583	—
Total - Net	$958,920,692	$104,446,710	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$317,642,641	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,338,671	—
Total	317,642,641	3,338,671	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,441,943	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(15,112)	—
Total - Net	$317,642,641	$4,765,502	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$284,297,310	$—	$—
Exchange-Traded Fund	718,889	—	—
Investment of Cash Collateral for Securities Loaned	—	26,443,371	—
Total	285,016,199	26,443,371	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7)	—
Total - Net	$285,016,199	$26,443,364	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	177

Notes to Financial Statements (unaudited) (continued)

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$49,080,040	$108,447	$—
Singapore	12,589,053	—	148,824	**
Other*	570,737,028	—	—
Rights*	—	0	—
Investment of Cash Collateral for Securities Loaned	—	43,869,140	—
Total	632,406,121	43,977,587	148,824
Unrealized Appreciation on Forward Foreign Currency Contracts	—	187	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,617)	—
Total - Net	$632,406,121	$43,976,157	$148,824

International Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$173,878	$814	$—
New Zealand	11,902	717	—
Other*	2,102,061	—	—
Rights*	—	3	—
Investment of Cash Collateral for Securities Loaned	—	34,515	—
Total	2,287,841	36,049	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,485	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,269)	—
Total - Net	$2,287,841	$47,265	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$477,444,634	$—	$—
Rights*	—	0	—
Investment of Cash Collateral for Securities Loaned	—	15,177,877	—
Total	477,444,634	15,177,877	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,365,507	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,371,917)	—
Total - Net	$477,444,634	$17,171,467	$—

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$3,300,766	$—	$—
Total	3,300,766	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	14,894	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,930)	—
Total - Net	$3,300,766	$1,964	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$30,908,441	$159,025	$—
Other*	253,978,426	—	—
Exchange-Traded Fund	68,987	—	—
Investment of Cash Collateral for Securities Loaned	—	17,297,275	—
Total	284,955,854	17,456,300	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(116)	—
Total - Net	$284,955,854	$17,456,184	$—

178	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$364,250,711	$—	$—
Exchange-Traded Fund	258,221	—	—
Investment of Cash Collateral for Securities Loaned	—	16,731,295	—
Total	364,508,932	16,731,295	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(672)	—
Total - Net	$364,508,932	$16,730,623	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$10,459,995	$260,935	$—
Other*	134,525,017	—	—
Rights*	—	996	—
Exchange-Traded Funds	627	—	—
Investment of Cash Collateral for Securities Loaned	—	21,599,272	—
Total	$144,985,639	$21,861,203	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$266,154,743	$890,911	$—
New Zealand	38,487,181	3,756,868	—
Singapore	34,315,176	—	429,619	**
Spain	7,381,593	—	0	**
United Kingdom	175,950,588	14,293	—
Other*	474,842,602	—	—
Exchange-Traded Funds	3,162,552	—	—
Investment of Cash Collateral for Securities Loaned	—	166,511,236	—
Total	1,000,294,435	171,173,308	429,619
Unrealized Appreciation on Forward Foreign Currency Contracts	—	114	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(141)	—
Total - Net	$1,000,294,435	$171,173,281	$429,619

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,298,132	$—	$—
Investment of Cash Collateral for Securities Loaned	—	55,905	—
Total	2,298,132	55,905	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	112	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(28,629)	—
Total - Net	$2,298,132	$27,388	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,952,147,723	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,133,300,658	—
Total	14,952,147,723	1,133,300,658	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	18,677,155	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(218,588,699)	—
Total - Net	$14,952,147,723	$933,389,114	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	179

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$14,612,014	$188,395	$—
Other*	9,623,314	—	—
Investment of Cash Collateral for Securities Loaned	—	610,140	—
Total	24,235,328	798,535	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	12,749	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(349,567)	—
Total - Net	$24,235,328	$461,717	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,441,481	$—	$—
Investment of Cash Collateral for Securities Loaned	—	614,943	—
Total	10,441,481	614,943	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	27,737	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(168,310)	—
Total - Net	$10,441,481	$474,370	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,367,961	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,431,284	—
Total	22,367,961	2,431,284	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,117	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(275,676)	—
Total - Net	$22,367,961	$2,156,725	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Real Estate Investment Trusts (REITs)	$7,596,303	$482,573	$—
Other*	21,157,461	—	—
Investment of Cash Collateral for Securities Loaned	—	313,526	—
Total	28,753,764	796,099	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,669	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(342,910)	—
Total - Net	$28,753,764	$454,858	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$14,912,249	$1,115,543	$—
Other*	181,436,500	—	—
Investment of Cash Collateral for Securities Loaned	—	59,188,899	—
Total	196,348,749	60,304,442	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,178	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,411,959)	—
Total - Net	$196,348,749	$57,896,661	$—

180	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,814,224	$—	$—
Investment of Cash Collateral for Securities Loaned	—	184,218	—
Total	3,814,224	184,218	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	191	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(48,251)	—
Total - Net	$3,814,224	$136,158	$—

Japan Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,126,284	$—	$—
Investment of Cash Collateral for Securities Loaned	—	6,938	—
Total	$2,126,284	$6,938	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$20,884,741	$1,143,376	$—
Other*	261,109,146	—	—
Investment of Cash Collateral for Securities Loaned	—	71,231,563	—
Total	281,993,887	72,374,939	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(204)	—
Total - Net	$281,993,887	$72,374,735	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,746,624	$—	$—
Investment of Cash Collateral for Securities Loaned	—	205,500	—
Total	22,746,624	205,500	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	43,299	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,996)	—
Total - Net	$22,746,624	$235,803	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,425,318	$—	$—
Investment of Cash Collateral for Securities Loaned	—	146,879	—
Total	35,425,318	146,879	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	547,929	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,627)	—
Total - Net	$35,425,318	$690,181	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Security is being fair valued by the Pricing Committee.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	181

Notes to Financial Statements (unaudited) (continued)

The following is a summary of transfers between fair value measurement levels that occurred during six months ended September 30, 2015. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 2[1]	Transfers from Level 1 to Level 3[2]	Transfers from Level 2 to Level 1[3]
WisdomTree Australia Dividend Fund	$352,463	$—	$—
WisdomTree International Equity Fund	—	187,760	—
WisdomTree International High Dividend Fund	327,190	—	—
WisdomTree International SmallCap Dividend Fund	4,241,582	—	972,986
WisdomTree Japan Hedged Financials Fund	68,049	—	—
WisdomTree Japan Hedged Real Estate Fund	516,563	—	—
WisdomTree Japan Hedged SmallCap Equity Fund	480,926	—	—
WisdomTree Japan SmallCap Dividend Fund	1,035,401	—	—
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2015.

[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2015.

[3]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of September 30, 2015.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the six months or period ended September 30, 2015 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in pages 209 to 211. At September 30, 2015, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of September 30, 2015, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Australia Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$22
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	111,666,397	Unrealized depreciation on forward foreign currency contracts	14,511,480
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,093,392	Unrealized depreciation on forward foreign currency contracts	27,062
Europe Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4	Unrealized depreciation on forward foreign currency contracts	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,583	Unrealized depreciation on forward foreign currency contracts	—

182	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,441,943	Unrealized depreciation on forward foreign currency contracts	$15,112
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	7
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	187	Unrealized depreciation on forward foreign currency contracts	1,617
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	16,485	Unrealized depreciation on forward foreign currency contracts	5,269
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,365,507	Unrealized depreciation on forward foreign currency contracts	1,371,917
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	14,894	Unrealized depreciation on forward foreign currency contracts	12,930
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	116
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	672
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	114	Unrealized depreciation on forward foreign currency contracts	141
Japan Hedged Capital Goods Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	112	Unrealized depreciation on forward foreign currency contracts	28,629
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	18,677,155	Unrealized depreciation on forward foreign currency contracts	218,588,699
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	12,749	Unrealized depreciation on forward foreign currency contracts	349,567
Japan Hedged Health Care Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	27,737	Unrealized depreciation on forward foreign currency contracts	168,310
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,117	Unrealized depreciation on forward foreign currency contracts	275,676

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	183

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Japan Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,669	Unrealized depreciation on forward foreign currency contracts	$342,910
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,178	Unrealized depreciation on forward foreign currency contracts	2,411,959
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	191	Unrealized depreciation on forward foreign currency contracts	48,251
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	204
Korea Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	43,299	Unrealized depreciation on forward foreign currency contracts	12,996
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	547,929	Unrealized depreciation on forward foreign currency contracts	4,627

For the six months or period ended September 30, 2015, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$1,433	$(22)
Europe Hedged Equity Fund
Foreign exchange contracts	(330,335,730)	(460,088,517)
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	(8,401,655)	514,240
Europe Quality Dividend Growth Fund
Foreign exchange contracts	(3,076)	2
Europe SmallCap Dividend Fund
Foreign exchange contracts	860,703	3,677
Germany Hedged Equity Fund
Foreign exchange contracts	(10,648,016)	(2,132,343)
International Dividend ex-Financials Fund
Foreign exchange contracts	(80,211)	118
International Equity Fund
Foreign exchange contracts	(45,354)	(10,249)
International Hedged Equity Fund[3]
Foreign exchange contracts	(5,774)	11,216
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(1,810,546)	(2,049,517)
International Hedged SmallCap Dividend Fund[4]
Foreign exchange contracts	24,533	1,964
International High Dividend Fund
Foreign exchange contracts	111,516	(4,892)
International LargeCap Dividend Fund
Foreign exchange contracts	(92,408)	157

184	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
International MidCap Dividend Fund
Foreign exchange contracts	$30,694	$33
International SmallCap Dividend Fund
Foreign exchange contracts	62,081	(8,086)
Japan Hedged Capital Goods Fund
Foreign exchange contracts	40,265	(35,228)
Japan Hedged Equity Fund
Foreign exchange contracts	188,304,451	(238,474,862)
Japan Hedged Financials Fund
Foreign exchange contracts	(290,395)	(341,150)
Japan Hedged Health Care Fund
Foreign exchange contracts	(131,818)	(141,716)
Japan Hedged Quality Dividend Growth Fund[5]
Foreign exchange contracts	(110,850)	(274,559)
Japan Hedged Real Estate Fund
Foreign exchange contracts	458,922	(468,059)
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	1,804,272	(2,884,268)
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	68,680	(62,873)
Japan Quality Dividend Growth Fund[6]
Foreign exchange contracts	70	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	(352)	108
Korea Hedged Equity Fund
Foreign exchange contracts	1,574,354	(87,655)
United Kingdom Hedged Equity Fund
Foreign exchange contracts	(176,082)	(472,701)

[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies

[3]	For the period July 9, 2015 (commencement of operations) through September 30, 2015.

[4]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

[5]	For the period April 9, 2015 (commencement of operations) through September 30, 2015.

[6]	For the period May 28, 2015 (commencement of operations) through September 30, 2015.

During the six months or period ended September 30, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Australia Dividend Fund
Foreign exchange contracts	$—	$7,957
Europe Hedged Equity Fund
Foreign exchange contracts	20,457,274,526	39,931,335,728
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	213,041,920	406,508,570
Europe Quality Dividend Growth Fund
Foreign exchange contracts	822	3,473

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	185

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Europe SmallCap Dividend Fund
Foreign exchange contracts	$481,873	$465,968
Germany Hedged Equity Fund
Foreign exchange contracts	355,265,370	693,682,870
International Dividend ex-Financials Fund
Foreign exchange contracts	—	119,111
International Equity Fund
Foreign exchange contracts	114,362	490,897
International Hedged Equity Fund[1]
Foreign exchange contracts	2,438,628	4,786,356
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	393,653,748	771,907,540
International Hedged SmallCap Dividend Fund[2]
Foreign exchange contracts	2,599,743	5,126,098
International High Dividend Fund
Foreign exchange contracts	316,976	377,208
International LargeCap Dividend Fund
Foreign exchange contracts	125,246	206,956
International MidCap Dividend Fund
Foreign exchange contracts	24,636	65,432
International SmallCap Dividend Fund
Foreign exchange contracts	219,111	773,219
Japan Hedged Capital Goods Fund
Foreign exchange contracts	2,797,334	5,522,839
Japan Hedged Equity Fund
Foreign exchange contracts	17,734,270,261	34,642,262,783
Japan Hedged Financials Fund
Foreign exchange contracts	24,601,534	47,595,346
Japan Hedged Health Care Fund
Foreign exchange contracts	7,616,071	14,592,603
Japan Hedged Quality Dividend Growth Fund[3]
Foreign exchange contracts	18,037,911	34,508,458
Japan Hedged Real Estate Fund
Foreign exchange contracts	32,700,812	64,356,371
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	188,432,626	370,013,759
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	4,466,870	8,852,641
Japan Quality Dividend Growth Fund[4]
Foreign exchange contracts	—	394
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	109,223
Korea Hedged Equity Fund
Foreign exchange contracts	22,011,707	48,504,613
United Kingdom Hedged Equity Fund
Foreign exchange contracts	34,257,184	68,055,330
[1]	For the period July 9, 2015 (commencement of operations) through September 30, 2015.

[2]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

[3]	For the period April 9, 2015 (commencement of operations) through September 30, 2015.

[4]	For the period May 28, 2015 (commencement of operations) through September 30, 2015.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

186	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except Europe Hedged SmallCap Equity Fund, Europe Quality Dividend Growth Fund, Germany Hedged Equity Fund, International Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, International Hedged SmallCap Dividend Fund, Japan Hedged Capital Goods Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Quality Dividend Growth Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Japan Quality Dividend Growth Fund, Korea Hedged Equity Fund and United Kingdom Hedged Equity Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Europe Hedged SmallCap Equity Fund, Europe Quality Dividend Growth Fund, Germany Hedged Equity Fund, International Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, International Hedged SmallCap Dividend Fund, Japan Hedged Capital Goods Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Quality Dividend Growth Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Japan Quality Dividend Growth Fund, Korea Hedged Equity Fund and United Kingdom Hedged Equity Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, Germany Hedged Equity Fund, International Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, International Hedged SmallCap Dividend Fund, Japan Hedged Capital Goods Fund, Japan Hedged Equity Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Quality Dividend Growth Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and the United Kingdom Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	187

Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The following Forward Contracts were open at September 30, 2015:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Australia Dividend Fund
	10/1/2015	AUD	16,000	USD	11,214	$(22)
Europe Hedged Equity Fund
	10/1/2015	EUR	7,973,539	USD	8,900,000	$(459)
	10/2/2015	EUR	1,158,527,066	USD	1,298,679,878	5,474,527
	10/2/2015	EUR	980,252,782	USD	1,098,882,974	4,676,217
	10/2/2015	EUR	980,408,459	USD	1,098,882,978	4,502,447
	10/2/2015	EUR	978,289,257	USD	1,098,882,974	6,868,001
	10/2/2015	EUR	979,850,710	USD	1,098,882,974	5,125,031
	10/2/2015	EUR	980,105,900	USD	1,098,882,974	4,840,175
	10/2/2015	EUR	977,675,637	USD	1,098,882,974	7,552,955
	10/2/2015	EUR	977,597,358	USD	1,098,882,974	7,640,334
	10/2/2015	EUR	977,088,849	USD	1,098,882,974	8,207,957
	10/2/2015	EUR	977,771,328	USD	1,098,882,974	7,446,139
	10/2/2015	EUR	978,975,160	USD	1,098,882,974	6,102,363
	10/2/2015	EUR	978,289,257	USD	1,098,882,974	6,868,001
	10/2/2015	EUR	979,855,078	USD	1,098,882,974	5,120,154
	10/2/2015	EUR	981,434,685	USD	1,098,882,974	3,356,919
	10/2/2015	EUR	981,599,502	USD	1,098,882,974	3,172,942
	10/2/2015	EUR	980,290,384	USD	1,098,882,974	4,634,244
	10/2/2015	EUR	980,287,761	USD	1,098,882,974	4,637,173
	10/2/2015	EUR	981,101,713	USD	1,098,882,974	3,728,599
	10/2/2015	EUR	31,269,502	USD	34,853,518	(51,050)
	10/2/2015	USD	29,044,599	EUR	25,907,811	(125,016)
	10/2/2015	USD	52,280,277	EUR	46,304,497	(592,902)
	10/2/2015	USD	14,276,142	EUR	12,749,424	(44,603)
	10/2/2015	USD	360,153,021	EUR	322,288,043	(399,128)
	10/2/2015	USD	69,707,036	EUR	62,184,402	(293,723)
	10/2/2015	USD	69,707,036	EUR	62,127,151	(357,630)
	10/2/2015	USD	982,924,730	EUR	880,283,656	(308,469)
	10/2/2015	USD	982,924,746	EUR	879,968,439	(660,346)
	10/2/2015	USD	982,924,730	EUR	878,552,673	(2,240,678)
	10/2/2015	USD	982,924,730	EUR	878,395,648	(2,415,957)
	10/2/2015	USD	982,924,730	EUR	879,338,638	(1,363,344)
	10/2/2015	USD	982,924,730	EUR	879,181,333	(1,538,937)
	10/2/2015	USD	982,924,730	EUR	879,181,333	(1,538,937)
	10/2/2015	USD	982,924,730	EUR	880,559,669	(370)

188	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Europe Hedged Equity Fund (continued)
	10/2/2015	USD	982,924,730	EUR	879,968,424	$(660,346)
	10/2/2015	USD	1,161,638,318	EUR	1,040,661,427	(437)
	10/2/2015	USD	982,924,730	EUR	880,559,669	(370)
	10/2/2015	USD	982,924,730	EUR	880,559,669	(370)
	10/2/2015	USD	982,924,730	EUR	880,559,669	(370)
	10/2/2015	USD	982,924,730	EUR	880,559,669	(370)
	10/2/2015	USD	982,924,730	EUR	880,047,211	(572,400)
	10/2/2015	USD	510,845,659	EUR	457,582,998	(68,830)
	10/2/2015	USD	982,924,730	EUR	880,678,013	131,732
	10/2/2015	USD	982,924,730	EUR	880,126,012	(484,439)
	10/2/2015	USD	510,845,629	EUR	457,619,863	(27,649)
	10/2/2015	USD	982,924,730	EUR	880,520,228	(44,396)
	10/2/2015	USD	526,325,815	EUR	471,087,086	(475,054)
	11/3/2015	EUR	878,148,448	USD	982,924,730	2,219,164
	11/3/2015	EUR	878,925,831	USD	982,924,730	1,350,992
	11/3/2015	EUR	878,780,458	USD	982,924,730	1,513,343
	11/3/2015	EUR	878,776,530	USD	982,924,730	1,517,730
	11/3/2015	EUR	880,141,774	USD	982,924,730	(6,958)
	11/3/2015	EUR	879,876,262	USD	982,924,730	289,563
	11/3/2015	EUR	877,987,646	USD	982,924,730	2,398,745
	11/3/2015	EUR	879,550,303	USD	982,924,730	653,589
	11/3/2015	EUR	1,040,175,003	USD	1,161,638,318	(16,544)
	11/3/2015	EUR	880,149,655	USD	982,924,730	(15,759)
	11/3/2015	EUR	880,149,655	USD	982,924,730	(15,759)
	11/3/2015	EUR	880,157,536	USD	982,924,730	(24,561)
	11/3/2015	EUR	880,157,536	USD	982,924,730	(24,561)
	11/3/2015	EUR	879,736,086	USD	982,924,730	446,110
	11/3/2015	EUR	879,651,844	USD	982,924,730	540,190
	11/3/2015	EUR	880,261,582	USD	982,924,730	(140,758)
	11/3/2015	EUR	879,569,994	USD	982,924,746	631,615
	11/3/2015	EUR	880,118,131	USD	982,924,730	19,446
						$97,154,917
Europe Hedged SmallCap Equity Fund
	10/2/2015	EUR	30,421,796	USD	34,103,959	$145,642
	10/2/2015	EUR	39,929,034	USD	44,761,445	190,678
	10/2/2015	EUR	39,930,067	USD	44,761,445	189,525
	10/2/2015	EUR	39,928,749	USD	44,761,445	190,996
	10/2/2015	EUR	39,928,820	USD	44,761,445	190,916
	10/2/2015	EUR	10,761,506	USD	12,179,980	167,454
	10/2/2015	USD	906,000	EUR	809,111	(2,831)
	10/2/2015	USD	47,128,980	EUR	42,218,541	(2,551)
	10/2/2015	USD	47,128,980	EUR	42,219,563	(1,411)
	10/2/2015	USD	35,907,799	EUR	32,153,838	(16,090)
	10/2/2015	USD	47,128,980	EUR	42,219,752	(1,200)
	10/2/2015	USD	47,128,980	EUR	42,218,693	(2,382)
	11/3/2015	EUR	40,074,135	USD	44,755,996	1,687
	11/3/2015	EUR	40,074,637	USD	44,755,996	1,126
	11/3/2015	EUR	30,520,679	USD	34,099,808	14,683
	11/3/2015	EUR	40,076,180	USD	44,755,996	(597)
	11/3/2015	EUR	40,075,032	USD	44,755,996	685
						$1,066,330

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	189

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Europe Quality Dividend Growth Fund
	10/1/2015	GBP	4,500	USD	6,820	$4
Europe SmallCap Dividend Fund
	10/1/2015	EUR	364,092	USD	410,000	$3,583
Germany Hedged Equity Fund
	10/2/2015	EUR	63,102,319	USD	70,739,656	$301,719
	10/2/2015	EUR	63,102,657	USD	70,739,656	301,342
	10/2/2015	EUR	63,104,289	USD	70,739,656	299,520
	10/2/2015	EUR	48,077,703	USD	53,896,884	230,168
	10/2/2015	EUR	63,102,207	USD	70,739,656	301,844
	10/2/2015	EUR	125,291	USD	140,000	144
	10/2/2015	USD	70,739,656	EUR	63,369,186	(3,829)
	10/2/2015	USD	70,739,656	EUR	63,369,413	(3,575)
	10/2/2015	USD	53,896,884	EUR	48,281,287	(2,917)
	10/2/2015	USD	70,739,656	EUR	63,370,719	(2,118)
	10/2/2015	USD	70,739,656	EUR	63,371,003	(1,801)
	11/3/2015	EUR	58,509,248	USD	65,344,883	2,463
	11/3/2015	EUR	58,510,557	USD	65,344,883	1,000
	11/3/2015	EUR	58,509,981	USD	65,344,883	1,644
	11/3/2015	EUR	44,578,275	USD	49,786,578	2,099
	11/3/2015	EUR	58,512,234	USD	65,344,883	(872)
						$1,426,831
International Dividend ex-Financials Fund
	10/1/2015	GBP	43,200	USD	65,432	$(5)
	10/2/2015	AUD	3,100	USD	2,175	(2)
						$(7)
International Equity Fund
	10/1/2015	AUD	177,350	CHF	120,726	$(989)
	10/1/2015	AUD	176,022	SEK	1,034,639	(250)
	10/1/2015	AUD	270,000	USD	189,230	(378)
	10/2/2015	GBP	74,871	JPY	13,605,213	187
						$(1,430)
International Hedged Equity Fund
	10/1/2015	AUD	1,142	JPY	95,797	$(2)
	10/2/2015	CHF	41,502	USD	42,958	483
	10/2/2015	CHF	41,505	USD	42,958	480
	10/2/2015	CHF	41,503	USD	42,958	483
	10/2/2015	CHF	41,501	USD	42,958	484
	10/2/2015	CHF	31,626	USD	32,734	367
	10/2/2015	DKK	36,525	USD	5,487	22
	10/2/2015	DKK	36,527	USD	5,487	22
	10/2/2015	DKK	36,526	USD	5,487	22
	10/2/2015	DKK	36,524	USD	5,487	22
	10/2/2015	DKK	27,844	USD	4,183	17
	10/2/2015	EUR	141,685	USD	158,833	677
	10/2/2015	EUR	141,686	USD	158,833	677
	10/2/2015	EUR	141,685	USD	158,833	678
	10/2/2015	EUR	141,689	USD	158,833	672
	10/2/2015	EUR	107,960	USD	121,020	510
	10/2/2015	GBP	549	HKD	6,447	—
	10/2/2015	GBP	76,720	USD	117,981	1,769

190	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Equity Fund (continued)
	10/2/2015	GBP	76,730	USD	117,981	$1,755
	10/2/2015	GBP	76,724	USD	117,981	1,763
	10/2/2015	GBP	76,720	USD	117,981	1,770
	10/2/2015	GBP	58,457	USD	89,892	1,344
	10/2/2015	GBP	700	USD	1,061	—
	10/2/2015	NOK	57,550	USD	6,859	112
	10/2/2015	NOK	57,550	USD	6,859	112
	10/2/2015	NOK	57,549	USD	6,859	112
	10/2/2015	NOK	57,548	USD	6,859	112
	10/2/2015	NOK	43,859	USD	5,227	85
	10/2/2015	SEK	151,354	USD	17,850	(196)
	10/2/2015	SEK	151,356	USD	17,850	(196)
	10/2/2015	SEK	151,358	USD	17,850	(197)
	10/2/2015	SEK	151,349	USD	17,850	(196)
	10/2/2015	SEK	115,357	USD	13,604	(150)
	10/2/2015	USD	42,958	CHF	41,974	—
	10/2/2015	USD	42,958	CHF	41,973	(1)
	10/2/2015	USD	42,958	CHF	41,972	(2)
	10/2/2015	USD	42,958	CHF	41,973	(1)
	10/2/2015	USD	32,734	CHF	31,984	—
	10/2/2015	USD	5,487	DKK	36,671	—
	10/2/2015	USD	5,487	DKK	36,670	—
	10/2/2015	USD	5,487	DKK	36,669	—
	10/2/2015	USD	5,487	DKK	36,641	(4)
	10/2/2015	USD	4,183	DKK	27,956	—
	10/2/2015	USD	158,833	EUR	142,292	—
	10/2/2015	USD	158,833	EUR	142,288	(4)
	10/2/2015	USD	158,833	EUR	142,284	(9)
	10/2/2015	USD	158,833	EUR	142,287	(5)
	10/2/2015	USD	121,020	EUR	108,368	(54)
	10/2/2015	USD	117,981	GBP	77,888	—
	10/2/2015	USD	117,981	GBP	77,886	(3)
	10/2/2015	USD	117,981	GBP	77,884	(6)
	10/2/2015	USD	117,981	GBP	77,886	(4)
	10/2/2015	USD	89,892	GBP	59,344	—
	10/2/2015	USD	6,859	NOK	58,507	—
	10/2/2015	USD	6,859	NOK	58,506	—
	10/2/2015	USD	6,859	NOK	58,504	—
	10/2/2015	USD	6,859	NOK	58,504	—
	10/2/2015	USD	5,227	NOK	44,586	—
	10/2/2015	USD	17,850	SEK	149,709	—
	10/2/2015	USD	17,850	SEK	149,705	—
	10/2/2015	USD	17,850	SEK	149,701	(1)
	10/2/2015	USD	17,850	SEK	149,701	(1)
	10/2/2015	USD	13,604	SEK	114,042	(7)
	10/5/2015	HKD	212,902	USD	27,467	(4)
	10/5/2015	HKD	212,899	USD	27,467	(4)
	10/5/2015	HKD	212,896	USD	27,467	(3)
	10/5/2015	HKD	212,907	USD	27,467	(5)
	10/5/2015	HKD	162,214	USD	20,929	(2)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	191

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Equity Fund (continued)
	10/5/2015	JPY	8,791,579	USD	72,583	$(826)
	10/5/2015	JPY	8,790,991	USD	72,583	(821)
	10/5/2015	JPY	8,790,831	USD	72,583	(820)
	10/5/2015	JPY	8,790,882	USD	72,583	(820)
	10/5/2015	JPY	6,698,382	USD	55,303	(628)
	10/5/2015	NZD	4,330	USD	2,735	(34)
	10/5/2015	NZD	4,330	USD	2,735	(34)
	10/5/2015	NZD	4,330	USD	2,735	(34)
	10/5/2015	NZD	4,330	USD	2,735	(34)
	10/5/2015	NZD	3,304	USD	2,087	(26)
	10/5/2015	SGD	14,529	USD	10,281	64
	10/5/2015	SGD	14,525	USD	10,281	66
	10/5/2015	SGD	14,526	USD	10,281	66
	10/5/2015	SGD	14,525	USD	10,281	66
	10/5/2015	SGD	11,068	USD	7,834	50
	10/5/2015	USD	27,467	HKD	212,871	—
	10/5/2015	USD	27,467	HKD	212,876	1
	10/5/2015	USD	27,467	HKD	212,881	1
	10/5/2015	USD	27,467	HKD	212,877	1
	10/5/2015	USD	20,929	HKD	162,201	—
	10/5/2015	USD	72,583	JPY	8,692,902	2
	10/5/2015	USD	72,583	JPY	8,691,981	(5)
	10/5/2015	USD	72,583	JPY	8,692,177	(4)
	10/5/2015	USD	72,583	JPY	8,692,648	—
	10/5/2015	USD	55,303	JPY	6,624,431	11
	10/5/2015	USD	2,735	NZD	4,275	(1)
	10/5/2015	USD	2,735	NZD	4,277	—
	10/5/2015	USD	2,735	NZD	4,276	—
	10/5/2015	USD	2,735	NZD	4,276	—
	10/5/2015	USD	2,087	NZD	3,263	—
	10/5/2015	USD	10,281	SGD	14,619	(1)
	10/5/2015	USD	10,281	SGD	14,618	(1)
	10/5/2015	USD	10,281	SGD	14,618	(1)
	10/5/2015	USD	10,281	SGD	14,618	(1)
	10/5/2015	USD	7,834	SGD	11,140	—
	10/6/2015	AUD	56,132	USD	39,726	316
	10/6/2015	AUD	56,134	USD	39,726	315
	10/6/2015	AUD	56,132	USD	39,726	316
	10/6/2015	AUD	56,133	USD	39,726	316
	10/6/2015	AUD	42,770	USD	30,268	239
	10/6/2015	ILS	13,503	USD	3,434	(6)
	10/6/2015	ILS	13,499	USD	3,434	(5)
	10/6/2015	ILS	13,508	USD	3,434	(8)
	10/6/2015	ILS	13,501	USD	3,434	(6)
	10/6/2015	ILS	10,293	USD	2,618	(4)
	10/6/2015	USD	39,726	AUD	56,570	(9)
	10/6/2015	USD	39,726	AUD	56,579	(3)
	10/6/2015	USD	39,726	AUD	56,580	(2)
	10/6/2015	USD	39,726	AUD	56,581	(1)
	10/6/2015	USD	30,268	AUD	43,096	(11)

192	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Equity Fund (continued)
	10/6/2015	USD	3,434	ILS	13,478	$—
	10/6/2015	USD	3,434	ILS	13,474	(1)
	10/6/2015	USD	3,434	ILS	13,477	—
	10/6/2015	USD	3,434	ILS	13,477	—
	10/6/2015	USD	2,618	ILS	10,274	—
	11/3/2015	CHF	40,196	USD	41,178	(3)
	11/3/2015	CHF	40,193	USD	41,178	—
	11/3/2015	CHF	40,191	USD	41,178	2
	11/3/2015	CHF	40,192	USD	41,178	1
	11/3/2015	CHF	30,626	USD	31,376	(1)
	11/3/2015	DKK	35,717	USD	5,348	—
	11/3/2015	DKK	35,721	USD	5,348	(1)
	11/3/2015	DKK	35,716	USD	5,348	—
	11/3/2015	DKK	35,689	USD	5,348	4
	11/3/2015	DKK	27,229	USD	4,077	—
	11/3/2015	EUR	133,724	USD	149,336	(5)
	11/3/2015	EUR	133,721	USD	149,336	(2)
	11/3/2015	EUR	133,714	USD	149,336	6
	11/3/2015	EUR	133,717	USD	149,336	2
	11/3/2015	EUR	101,839	USD	113,781	49
	11/3/2015	GBP	73,360	USD	111,104	(1)
	11/3/2015	GBP	73,359	USD	111,104	—
	11/3/2015	GBP	73,356	USD	111,104	5
	11/3/2015	GBP	73,357	USD	111,104	3
	11/3/2015	GBP	55,894	USD	84,653	—
	11/3/2015	HKD	206,778	USD	26,679	(1)
	11/3/2015	HKD	206,780	USD	26,679	(1)
	11/3/2015	HKD	206,788	USD	26,679	(3)
	11/3/2015	HKD	206,769	USD	26,679	—
	11/3/2015	HKD	157,548	USD	20,328	—
	11/3/2015	ILS	12,754	USD	3,250	—
	11/3/2015	ILS	12,750	USD	3,250	1
	11/3/2015	ILS	12,752	USD	3,250	—
	11/3/2015	ILS	12,753	USD	3,250	—
	11/3/2015	ILS	9,724	USD	2,478	—
	11/3/2015	NOK	55,816	USD	6,540	—
	11/3/2015	NOK	55,815	USD	6,540	—
	11/3/2015	NOK	55,813	USD	6,540	—
	11/3/2015	NOK	55,813	USD	6,540	—
	11/3/2015	NOK	42,545	USD	4,985	—
	11/3/2015	SEK	142,045	USD	16,948	—
	11/3/2015	SEK	142,047	USD	16,948	—
	11/3/2015	SEK	142,038	USD	16,948	1
	11/3/2015	SEK	142,038	USD	16,948	1
	11/3/2015	SEK	108,209	USD	12,917	6
	11/4/2015	NZD	4,137	USD	2,639	(1)
	11/4/2015	NZD	4,135	USD	2,639	—
	11/4/2015	NZD	4,135	USD	2,639	—
	11/4/2015	NZD	4,135	USD	2,639	—
	11/4/2015	NZD	3,155	USD	2,013	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	193

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Equity Fund (continued)
	11/4/2015	SGD	13,432	USD	9,435	$(1)
	11/4/2015	SGD	13,432	USD	9,435	(1)
	11/4/2015	SGD	13,431	USD	9,435	(1)
	11/4/2015	SGD	13,433	USD	9,435	(2)
	11/4/2015	SGD	10,236	USD	7,190	(1)
	11/5/2015	AUD	51,309	USD	35,972	7
	11/5/2015	AUD	51,322	USD	35,972	(2)
	11/5/2015	AUD	51,317	USD	35,972	1
	11/5/2015	AUD	51,318	USD	35,972	1
	11/5/2015	AUD	39,087	USD	27,408	10
	11/5/2015	JPY	6,025,153	USD	50,317	(11)
	11/5/2015	JPY	7,908,655	USD	66,035	(26)
	11/5/2015	JPY	7,905,201	USD	66,035	3
	11/5/2015	JPY	7,905,247	USD	66,035	2
	11/5/2015	JPY	7,905,611	USD	66,035	(1)
						$11,216
International Hedged Quality Dividend Growth Fund
	10/2/2015	CHF	10,661,823	USD	11,044,104	$132,403
	10/2/2015	CHF	10,670,095	USD	11,044,104	123,937
	10/2/2015	CHF	8,124,845	USD	8,414,558	99,294
	10/2/2015	CHF	10,671,178	USD	11,044,104	122,829
	10/2/2015	CHF	10,668,549	USD	11,044,104	125,519
	10/2/2015	CHF	2,637,153	USD	2,710,875	11,916
	10/2/2015	DKK	29,668,505	USD	4,458,935	19,702
	10/2/2015	DKK	22,613,627	USD	3,397,284	13,657
	10/2/2015	DKK	29,679,924	USD	4,458,935	17,993
	10/2/2015	DKK	29,682,997	USD	4,458,935	17,534
	10/2/2015	DKK	29,685,806	USD	4,458,935	17,113
	10/2/2015	DKK	7,278,340	USD	1,094,486	5,444
	10/2/2015	EUR	26,250,355	USD	29,429,877	127,929
	10/2/2015	EUR	20,002,252	USD	22,422,764	95,259
	10/2/2015	EUR	26,245,743	USD	29,429,877	133,077
	10/2/2015	EUR	26,253,821	USD	29,429,877	124,060
	10/2/2015	EUR	26,253,236	USD	29,429,877	124,714
	10/2/2015	EUR	6,438,315	USD	7,223,828	37,062
	10/2/2015	GBP	13,579,069	USD	20,881,037	312,144
	10/2/2015	GBP	13,576,579	USD	20,881,037	315,915
	10/2/2015	GBP	10,342,992	USD	15,909,363	242,317
	10/2/2015	GBP	13,584,679	USD	20,881,037	303,646
	10/2/2015	GBP	13,578,380	USD	20,881,037	313,187
	10/2/2015	GBP	3,386,380	USD	5,125,439	(4,080)
	10/2/2015	NOK	17,563,837	USD	2,094,928	35,862
	10/2/2015	NOK	13,388,139	USD	1,596,138	26,602
	10/2/2015	NOK	17,577,158	USD	2,094,928	34,300
	10/2/2015	NOK	17,578,069	USD	2,094,928	34,193
	10/2/2015	NOK	17,574,979	USD	2,094,928	34,555
	10/2/2015	NOK	4,364,580	USD	514,219	2,545
	10/2/2015	SEK	60,224,299	USD	7,106,434	(74,196)
	10/2/2015	SEK	45,898,966	USD	5,414,426	(58,174)
	10/2/2015	SEK	60,241,362	USD	7,106,434	(76,230)

194	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Quality Dividend Growth Fund (continued)
	10/2/2015	SEK	60,260,272	USD	7,106,434	$(78,485)
	10/2/2015	SEK	60,253,322	USD	7,106,434	(77,656)
	10/2/2015	SEK	14,668,225	USD	1,744,338	(4,576)
	10/2/2015	USD	2,033,156	CHF	1,969,537	(17,460)
	10/2/2015	USD	813,262	CHF	793,605	(1,057)
	10/2/2015	USD	164,181	CHF	159,534	(908)
	10/2/2015	USD	10,981,162	CHF	10,729,144	(562)
	10/2/2015	USD	10,981,162	CHF	10,729,693	—
	10/2/2015	USD	10,981,162	CHF	10,729,375	(326)
	10/2/2015	USD	10,981,162	CHF	10,729,419	(281)
	10/2/2015	USD	8,366,602	CHF	8,175,007	—
	10/2/2015	USD	820,864	DKK	5,450,699	(5,288)
	10/2/2015	USD	328,346	DKK	2,206,293	1,777
	10/2/2015	USD	66,286	DKK	441,613	(208)
	10/2/2015	USD	4,433,522	DKK	29,628,873	(219)
	10/2/2015	USD	4,433,522	DKK	29,606,484	(3,569)
	10/2/2015	USD	4,433,522	DKK	29,630,336	—
	10/2/2015	USD	4,433,522	DKK	29,629,675	(99)
	10/2/2015	USD	3,377,926	DKK	22,575,524	—
	10/2/2015	USD	5,417,871	EUR	4,822,015	(35,299)
	10/2/2015	USD	2,167,149	EUR	1,952,197	11,990
	10/2/2015	USD	437,503	EUR	390,716	(1,367)
	10/2/2015	USD	29,262,151	EUR	26,213,284	(1,584)
	10/2/2015	USD	29,262,151	EUR	26,213,918	(876)
	10/2/2015	USD	29,262,151	EUR	26,213,378	(1,479)
	10/2/2015	USD	29,262,151	EUR	26,214,035	(745)
	10/2/2015	USD	22,294,973	EUR	19,964,158	(9,990)
	10/2/2015	USD	3,844,079	GBP	2,513,970	(36,043)
	10/2/2015	USD	1,537,632	GBP	1,009,955	(7,803)
	10/2/2015	USD	310,417	GBP	200,425	(6,822)
	10/2/2015	USD	20,762,032	GBP	13,705,850	(1,098)
	10/2/2015	USD	20,762,032	GBP	13,706,573	(2)
	10/2/2015	USD	20,762,032	GBP	13,706,166	(618)
	10/2/2015	USD	20,762,032	GBP	13,706,230	(523)
	10/2/2015	USD	15,818,694	GBP	10,443,105	(1)
	10/2/2015	USD	100,000	JPY	11,975,900	(5)
	10/2/2015	USD	385,664	NOK	3,192,721	(11,371)
	10/2/2015	USD	154,266	NOK	1,277,202	(4,535)
	10/2/2015	USD	31,143	NOK	255,932	(1,139)
	10/2/2015	USD	125,000	NOK	1,066,196	(6)
	10/2/2015	USD	2,082,989	NOK	17,767,000	(105)
	10/2/2015	USD	2,082,989	NOK	17,767,896	—
	10/2/2015	USD	2,082,989	NOK	17,767,009	(104)
	10/2/2015	USD	2,082,989	NOK	17,767,480	(49)
	10/2/2015	USD	1,587,040	NOK	13,537,451	—
	10/2/2015	USD	1,308,254	SEK	11,015,705	5,164
	10/2/2015	USD	523,301	SEK	4,411,476	2,686
	10/2/2015	USD	105,644	SEK	882,103	(470)
	10/2/2015	USD	50,000	SEK	419,332	(2)
	10/2/2015	USD	7,065,933	SEK	59,259,366	(354)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	195

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Quality Dividend Growth Fund (continued)
	10/2/2015	USD	7,065,933	SEK	59,262,333	$—
	10/2/2015	USD	7,065,933	SEK	59,259,373	(353)
	10/2/2015	USD	7,065,933	SEK	59,260,991	(160)
	10/2/2015	USD	5,383,569	SEK	45,130,459	(2,600)
	10/5/2015	HKD	39,719,475	USD	5,124,796	(264)
	10/5/2015	HKD	39,720,572	USD	5,124,796	(406)
	10/5/2015	HKD	30,263,195	USD	3,904,611	(292)
	10/5/2015	HKD	39,721,576	USD	5,124,796	(536)
	10/5/2015	HKD	39,721,935	USD	5,124,796	(582)
	10/5/2015	HKD	9,749,863	USD	1,257,928	(111)
	10/5/2015	JPY	1,293,424,169	USD	10,679,994	(120,038)
	10/5/2015	JPY	1,698,005,968	USD	14,017,491	(160,780)
	10/5/2015	JPY	1,697,819,536	USD	14,017,491	(159,224)
	10/5/2015	JPY	1,698,000,361	USD	14,017,491	(160,733)
	10/5/2015	JPY	1,697,553,203	USD	14,017,491	(157,000)
	10/5/2015	JPY	412,590,034	USD	3,440,719	(4,389)
	10/5/2015	NZD	1,324,781	USD	836,807	(10,473)
	10/5/2015	NZD	1,322,741	USD	836,807	(9,169)
	10/5/2015	NZD	1,009,307	USD	637,570	(7,945)
	10/5/2015	NZD	1,325,992	USD	836,807	(11,248)
	10/5/2015	NZD	1,325,173	USD	836,807	(10,724)
	10/5/2015	NZD	322,446	USD	205,402	(822)
	10/5/2015	SGD	1,170,271	USD	828,207	5,213
	10/5/2015	SGD	1,170,214	USD	828,207	5,253
	10/5/2015	SGD	892,157	USD	631,017	3,607
	10/5/2015	SGD	1,169,001	USD	828,207	6,107
	10/5/2015	SGD	1,170,049	USD	828,207	5,369
	10/5/2015	SGD	290,448	USD	203,291	(967)
	10/5/2015	USD	943,446	HKD	7,311,478	(36)
	10/5/2015	USD	377,378	HKD	2,925,123	55
	10/5/2015	USD	76,185	HKD	590,426	(2)
	10/5/2015	USD	5,095,589	HKD	39,493,057	256
	10/5/2015	USD	5,095,589	HKD	39,491,070	—
	10/5/2015	USD	5,095,589	HKD	39,492,252	153
	10/5/2015	USD	5,095,589	HKD	39,492,058	128
	10/5/2015	USD	3,882,358	HKD	30,088,469	—
	10/5/2015	USD	2,580,540	JPY	309,901,177	7,120
	10/5/2015	USD	1,032,216	JPY	124,081,033	3,855
	10/5/2015	USD	208,383	JPY	25,092,647	1,139
	10/5/2015	USD	10,619,130	JPY	1,272,005,053	2,053
	10/5/2015	USD	13,937,602	JPY	1,669,059,895	(1,029)
	10/5/2015	USD	13,937,602	JPY	1,669,188,121	42
	10/5/2015	USD	13,937,602	JPY	1,669,097,527	(715)
	10/5/2015	USD	13,937,602	JPY	1,669,153,277	(249)
	10/5/2015	USD	154,051	NZD	243,433	1,640
	10/5/2015	USD	61,621	NZD	96,715	235
	10/5/2015	USD	12,440	NZD	19,707	164
	10/5/2015	USD	832,038	NZD	1,300,862	(55)
	10/5/2015	USD	832,038	NZD	1,300,921	(17)
	10/5/2015	USD	832,038	NZD	1,300,885	(41)

196	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Quality Dividend Growth Fund (continued)
	10/5/2015	USD	832,038	NZD	1,301,159	$135
	10/5/2015	USD	633,936	NZD	991,180	(14)
	10/5/2015	USD	152,468	SGD	216,448	(251)
	10/5/2015	USD	60,987	SGD	86,445	(194)
	10/5/2015	USD	12,312	SGD	17,370	(97)
	10/5/2015	USD	823,487	SGD	1,170,891	(57)
	10/5/2015	USD	823,487	SGD	1,170,837	(95)
	10/5/2015	USD	823,487	SGD	1,170,905	(48)
	10/5/2015	USD	627,421	SGD	892,169	(3)
	10/5/2015	USD	823,487	SGD	1,170,927	(32)
	10/6/2015	AUD	9,694,340	USD	6,867,577	61,277
	10/6/2015	AUD	7,391,214	USD	5,232,440	43,142
	10/6/2015	AUD	9,704,175	USD	6,867,577	54,371
	10/6/2015	AUD	9,706,576	USD	6,867,577	52,686
	10/6/2015	AUD	9,702,434	USD	6,867,577	55,594
	10/6/2015	AUD	2,405,311	USD	1,685,709	(3,036)
	10/6/2015	ILS	5,657,594	USD	1,440,709	(763)
	10/6/2015	ILS	4,315,553	USD	1,097,686	(1,854)
	10/6/2015	ILS	5,661,269	USD	1,440,709	(1,700)
	10/6/2015	ILS	5,664,217	USD	1,440,709	(2,451)
	10/6/2015	ILS	5,663,701	USD	1,440,709	(2,319)
	10/6/2015	ILS	1,389,270	USD	353,635	(331)
	10/6/2015	USD	1,264,282	AUD	1,807,648	4,850
	10/6/2015	USD	505,713	AUD	720,781	340
	10/6/2015	USD	102,093	AUD	143,088	(1,632)
	10/6/2015	USD	6,828,437	AUD	9,725,359	(359)
	10/6/2015	USD	6,828,437	AUD	9,725,927	40
	10/6/2015	USD	6,828,437	AUD	9,725,650	(154)
	10/6/2015	USD	6,828,437	AUD	9,725,206	(466)
	10/6/2015	USD	5,202,621	AUD	7,407,543	(1,858)
	10/6/2015	USD	265,226	ILS	1,041,748	196
	10/6/2015	USD	106,091	ILS	417,808	360
	10/6/2015	USD	21,418	ILS	84,284	56
	10/6/2015	USD	1,432,498	ILS	5,622,060	(79)
	10/6/2015	USD	1,432,498	ILS	5,622,019	(90)
	10/6/2015	USD	1,432,498	ILS	5,622,093	(71)
	10/6/2015	USD	1,432,498	ILS	5,620,831	(392)
	10/6/2015	USD	1,091,430	ILS	4,283,372	(89)
	11/3/2015	CHF	10,178,004	USD	10,427,962	481
	11/3/2015	CHF	10,178,275	USD	10,427,962	203
	11/3/2015	CHF	10,178,473	USD	10,427,962	—
	11/3/2015	CHF	7,755,156	USD	7,945,116	(130)
	11/3/2015	CHF	10,178,400	USD	10,427,962	75
	11/3/2015	DKK	29,320,451	USD	4,390,390	88
	11/3/2015	DKK	29,298,258	USD	4,390,390	3,411
	11/3/2015	DKK	29,324,736	USD	4,390,390	(554)
	11/3/2015	DKK	22,340,930	USD	3,345,062	(160)
	11/3/2015	DKK	29,322,265	USD	4,390,390	(183)
	11/3/2015	EUR	25,313,111	USD	28,270,442	1,066
	11/3/2015	EUR	25,313,429	USD	28,270,442	711

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	197

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged Quality Dividend Growth Fund (continued)
	11/3/2015	EUR	25,313,678	USD	28,270,442	$433
	11/3/2015	EUR	25,314,403	USD	28,270,442	(377)
	11/3/2015	EUR	19,278,606	USD	21,539,389	9,275
	11/3/2015	GBP	13,389,988	USD	20,280,275	845
	11/3/2015	GBP	13,390,174	USD	20,280,275	564
	11/3/2015	GBP	13,390,536	USD	20,280,275	15
	11/3/2015	GBP	10,202,354	USD	15,451,639	(50)
	11/3/2015	GBP	13,390,563	USD	20,280,275	(25)
	11/3/2015	HKD	39,694,065	USD	5,121,166	(483)
	11/3/2015	HKD	39,692,519	USD	5,121,166	(284)
	11/3/2015	HKD	39,691,280	USD	5,121,166	(124)
	11/3/2015	HKD	39,692,012	USD	5,121,166	(218)
	11/3/2015	HKD	30,240,403	USD	3,901,843	(18)
	11/3/2015	ILS	5,617,447	USD	1,431,654	33
	11/3/2015	ILS	5,618,591	USD	1,431,654	(259)
	11/3/2015	ILS	5,617,840	USD	1,431,654	(67)
	11/3/2015	ILS	5,616,446	USD	1,431,654	288
	11/3/2015	ILS	4,280,284	USD	1,090,784	(58)
	11/3/2015	NOK	16,647,662	USD	1,950,727	68
	11/3/2015	NOK	16,648,361	USD	1,950,727	(14)
	11/3/2015	NOK	16,648,275	USD	1,950,727	(4)
	11/3/2015	NOK	16,647,666	USD	1,950,727	68
	11/3/2015	NOK	12,684,647	USD	1,486,271	(29)
	11/3/2015	SEK	55,048,964	USD	6,568,446	284
	11/3/2015	SEK	55,049,016	USD	6,568,446	278
	11/3/2015	SEK	55,052,511	USD	6,568,446	(139)
	11/3/2015	SEK	41,924,136	USD	5,004,532	2,358
	11/3/2015	SEK	55,052,051	USD	6,568,446	(84)
	11/4/2015	NZD	1,207,713	USD	770,718	18
	11/4/2015	NZD	1,207,719	USD	770,718	14
	11/4/2015	NZD	1,207,751	USD	770,718	(7)
	11/4/2015	NZD	1,208,079	USD	770,718	(216)
	11/4/2015	NZD	920,210	USD	587,218	(12)
	11/4/2015	SGD	1,142,066	USD	802,251	(43)
	11/4/2015	SGD	1,142,196	USD	802,251	(134)
	11/4/2015	SGD	1,142,137	USD	802,251	(93)
	11/4/2015	SGD	870,170	USD	611,242	(46)
	11/4/2015	SGD	1,142,219	USD	802,251	(150)
	11/5/2015	AUD	9,192,736	USD	6,443,924	267
	11/5/2015	AUD	9,192,985	USD	6,443,924	92
	11/5/2015	AUD	9,192,919	USD	6,443,924	138
	11/5/2015	AUD	9,193,680	USD	6,443,924	(395)
	11/5/2015	AUD	7,001,714	USD	4,909,658	1,799
	11/5/2015	JPY	1,477,799,283	USD	12,344,518	401
	11/5/2015	JPY	1,477,867,178	USD	12,344,518	(166)
	11/5/2015	JPY	1,477,861,005	USD	12,344,518	(114)
	11/5/2015	JPY	1,477,790,642	USD	12,344,518	473
	11/5/2015	JPY	1,126,233,050	USD	9,405,348	(2,122)
						$1,993,590

198	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged SmallCap Dividend Fund
	10/2/2015	CHF	400	JPY	49,192	$1
	10/2/2015	CHF	5,527	USD	5,724	68
	10/2/2015	CHF	7,258	USD	7,512	84
	10/2/2015	CHF	7,257	USD	7,512	85
	10/2/2015	CHF	7,258	USD	7,512	84
	10/2/2015	CHF	7,257	USD	7,512	85
	10/2/2015	CHF	17,467	USD	17,900	23
	10/2/2015	DKK	25,254	USD	3,794	15
	10/2/2015	DKK	33,145	USD	4,979	20
	10/2/2015	DKK	33,147	USD	4,979	19
	10/2/2015	DKK	33,142	USD	4,979	20
	10/2/2015	DKK	33,148	USD	4,979	19
	10/2/2015	DKK	79,719	USD	11,864	(64)
	10/2/2015	EUR	614	JPY	82,247	1
	10/2/2015	EUR	67,024	USD	75,135	319
	10/2/2015	EUR	87,972	USD	98,614	416
	10/2/2015	EUR	87,966	USD	98,614	422
	10/2/2015	EUR	87,945	USD	98,614	446
	10/2/2015	EUR	87,970	USD	98,614	418
	10/2/2015	EUR	211,670	USD	234,977	(1,300)
	10/2/2015	GBP	6	HKD	65	—
	10/2/2015	GBP	120	ILS	712	—
	10/2/2015	GBP	2,535	JPY	460,000	—
	10/2/2015	GBP	888	NZD	2,100	(2)
	10/2/2015	GBP	1,139	SEK	14,429	(5)
	10/2/2015	GBP	42,323	USD	65,100	992
	10/2/2015	GBP	55,562	USD	85,439	1,277
	10/2/2015	GBP	55,559	USD	85,439	1,281
	10/2/2015	GBP	55,584	USD	85,439	1,242
	10/2/2015	GBP	55,559	USD	85,439	1,281
	10/2/2015	GBP	133,720	USD	203,585	1,033
	10/2/2015	NOK	21,358	JPY	300,515	5
	10/2/2015	NOK	108,404	USD	12,924	215
	10/2/2015	NOK	142,290	USD	16,959	278
	10/2/2015	NOK	142,299	USD	16,959	277
	10/2/2015	NOK	142,292	USD	16,959	278
	10/2/2015	NOK	142,274	USD	16,959	280
	10/2/2015	NOK	334,571	USD	40,411	1,188
	10/2/2015	SEK	172,637	USD	20,365	(219)
	10/2/2015	SEK	226,598	USD	26,724	(294)
	10/2/2015	SEK	226,611	USD	26,724	(295)
	10/2/2015	SEK	226,540	USD	26,724	(287)
	10/2/2015	SEK	226,585	USD	26,724	(292)
	10/2/2015	SEK	536,828	USD	63,680	(327)
	10/2/2015	USD	110	CHF	107	(1)
	10/2/2015	USD	11,248	CHF	10,990	(1)
	10/2/2015	USD	11,248	CHF	10,990	—
	10/2/2015	USD	8,570	CHF	8,373	—
	10/2/2015	USD	11,248	CHF	10,990	—
	10/2/2015	USD	11,248	CHF	10,990	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	199

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged SmallCap Dividend Fund (continued)
	10/2/2015	USD	73	DKK	486	$—
	10/2/2015	USD	7,455	DKK	49,821	—
	10/2/2015	USD	7,455	DKK	49,823	—
	10/2/2015	USD	5,681	DKK	37,966	—
	10/2/2015	USD	7,455	DKK	49,784	(6)
	10/2/2015	USD	7,455	DKK	49,824	—
	10/2/2015	USD	1,447	EUR	1,292	(4)
	10/2/2015	USD	147,655	EUR	132,271	(8)
	10/2/2015	USD	112,501	EUR	100,780	(6)
	10/2/2015	USD	147,655	EUR	132,274	(4)
	10/2/2015	USD	147,655	EUR	132,274	(4)
	10/2/2015	USD	147,655	EUR	132,271	(7)
	10/2/2015	USD	1,253	GBP	809	(28)
	10/2/2015	USD	127,929	GBP	84,451	(7)
	10/2/2015	USD	97,472	GBP	64,345	(5)
	10/2/2015	USD	127,929	GBP	84,453	(4)
	10/2/2015	USD	127,929	GBP	84,453	(3)
	10/2/2015	USD	127,929	GBP	84,456	—
	10/2/2015	USD	249	NOK	2,046	(9)
	10/2/2015	USD	25,393	NOK	216,591	(1)
	10/2/2015	USD	25,393	NOK	216,597	(1)
	10/2/2015	USD	19,350	NOK	165,047	(1)
	10/2/2015	USD	25,393	NOK	216,591	(1)
	10/2/2015	USD	25,393	NOK	216,602	—
	10/2/2015	USD	392	SEK	3,273	(2)
	10/2/2015	USD	40,015	SEK	335,591	(2)
	10/2/2015	USD	40,015	SEK	335,608	—
	10/2/2015	USD	30,489	SEK	255,700	(2)
	10/2/2015	USD	40,015	SEK	335,600	(1)
	10/2/2015	USD	40,015	SEK	335,591	(2)
	10/5/2015	HKD	60,114	USD	7,756	(1)
	10/5/2015	HKD	78,874	USD	10,176	(1)
	10/5/2015	HKD	78,869	USD	10,176	(1)
	10/5/2015	HKD	78,873	USD	10,176	(1)
	10/5/2015	HKD	78,873	USD	10,176	(1)
	10/5/2015	HKD	187,958	USD	24,249	(4)
	10/5/2015	JPY	11,717,727	USD	96,755	(1,087)
	10/5/2015	JPY	15,380,613	USD	126,985	(1,442)
	10/5/2015	JPY	15,382,302	USD	126,985	(1,456)
	10/5/2015	JPY	15,379,267	USD	126,985	(1,431)
	10/5/2015	JPY	15,378,200	USD	126,985	(1,422)
	10/5/2015	JPY	36,372,777	USD	302,581	(1,130)
	10/5/2015	NZD	23,413	USD	14,790	(184)
	10/5/2015	NZD	30,730	USD	19,411	(243)
	10/5/2015	NZD	30,729	USD	19,411	(242)
	10/5/2015	NZD	30,758	USD	19,411	(261)
	10/5/2015	NZD	30,739	USD	19,411	(249)
	10/5/2015	NZD	72,595	USD	46,253	(176)
	10/5/2015	SGD	900	JPY	75,842	—
	10/5/2015	SGD	17,635	USD	12,473	71

200	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged SmallCap Dividend Fund (continued)
	10/5/2015	SGD	23,128	USD	16,368	$103
	10/5/2015	SGD	23,130	USD	16,368	102
	10/5/2015	SGD	23,103	USD	16,368	121
	10/5/2015	SGD	23,124	USD	16,368	106
	10/5/2015	SGD	55,284	USD	39,003	124
	10/5/2015	USD	149	HKD	1,155	—
	10/5/2015	USD	15,237	HKD	118,093	1
	10/5/2015	USD	15,237	HKD	118,088	—
	10/5/2015	USD	11,612	HKD	89,985	(1)
	10/5/2015	USD	15,237	HKD	118,091	—
	10/5/2015	USD	15,237	HKD	118,090	—
	10/5/2015	USD	1,863	JPY	224,335	10
	10/5/2015	USD	190,136	JPY	22,770,972	1
	10/5/2015	USD	190,136	JPY	22,769,736	(10)
	10/5/2015	USD	190,136	JPY	22,769,223	(14)
	10/5/2015	USD	144,869	JPY	17,349,366	(3)
	10/5/2015	USD	190,136	JPY	22,770,497	(3)
	10/5/2015	USD	285	NZD	451	4
	10/5/2015	USD	29,064	NZD	45,441	(2)
	10/5/2015	USD	29,064	NZD	45,443	(1)
	10/5/2015	USD	29,064	NZD	45,441	(1)
	10/5/2015	USD	29,064	NZD	45,451	5
	10/5/2015	USD	22,146	NZD	34,624	(2)
	10/5/2015	USD	240	SGD	339	(2)
	10/5/2015	USD	24,508	SGD	34,847	(2)
	10/5/2015	USD	24,508	SGD	34,848	(1)
	10/5/2015	USD	24,508	SGD	34,846	(3)
	10/5/2015	USD	24,508	SGD	34,848	(1)
	10/5/2015	USD	18,676	SGD	26,553	(2)
	10/6/2015	AUD	56,986	USD	40,342	333
	10/6/2015	AUD	74,814	USD	52,945	419
	10/6/2015	AUD	74,809	USD	52,945	422
	10/6/2015	AUD	74,832	USD	52,945	406
	10/6/2015	AUD	74,800	USD	52,945	429
	10/6/2015	AUD	179,812	USD	126,159	(85)
	10/6/2015	AUD	2,700	USD	1,894	(2)
	10/6/2015	ILS	33,115	USD	8,423	(14)
	10/6/2015	ILS	43,451	USD	11,053	(18)
	10/6/2015	ILS	43,455	USD	11,053	(19)
	10/6/2015	ILS	43,433	USD	11,053	(13)
	10/6/2015	ILS	43,451	USD	11,053	(18)
	10/6/2015	ILS	103,724	USD	26,338	(89)
	10/6/2015	USD	777	AUD	1,089	(12)
	10/6/2015	USD	79,275	AUD	112,907	(4)
	10/6/2015	USD	79,275	AUD	112,914	—
	10/6/2015	USD	60,404	AUD	86,030	(3)
	10/6/2015	USD	79,275	AUD	112,910	(2)
	10/6/2015	USD	79,275	AUD	112,905	(5)
	10/6/2015	USD	162	ILS	638	—
	10/6/2015	USD	16,550	ILS	64,953	(1)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	201

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

International Hedged SmallCap Dividend Fund (continued)
	10/6/2015	USD	16,550	ILS	64,953	$(1)
	10/6/2015	USD	16,550	ILS	64,939	(5)
	10/6/2015	USD	12,611	ILS	49,494	(1)
	10/6/2015	USD	16,550	ILS	64,953	(1)
	11/3/2015	CHF	10,842	USD	11,108	1
	11/3/2015	CHF	8,264	USD	8,466	(1)
	11/3/2015	CHF	10,842	USD	11,108	—
	11/3/2015	CHF	10,842	USD	11,108	—
	11/3/2015	CHF	10,842	USD	11,108	—
	11/3/2015	DKK	50,041	USD	7,493	—
	11/3/2015	DKK	50,044	USD	7,493	—
	11/3/2015	DKK	38,131	USD	5,709	(1)
	11/3/2015	DKK	50,048	USD	7,493	(1)
	11/3/2015	DKK	50,003	USD	7,493	6
	11/3/2015	EUR	125,784	USD	140,479	5
	11/3/2015	EUR	95,837	USD	107,034	5
	11/3/2015	EUR	125,787	USD	140,479	2
	11/3/2015	EUR	125,785	USD	140,479	4
	11/3/2015	EUR	125,790	USD	140,479	(2)
	11/3/2015	GBP	80,610	USD	122,091	5
	11/3/2015	GBP	80,614	USD	122,091	—
	11/3/2015	GBP	61,426	USD	93,025	(6)
	11/3/2015	GBP	80,614	USD	122,091	—
	11/3/2015	GBP	80,611	USD	122,091	3
	11/3/2015	HKD	112,741	USD	14,546	(1)
	11/3/2015	HKD	112,740	USD	14,546	(1)
	11/3/2015	HKD	85,918	USD	11,085	(1)
	11/3/2015	HKD	112,746	USD	14,546	(1)
	11/3/2015	HKD	112,738	USD	14,546	—
	11/3/2015	ILS	62,321	USD	15,883	—
	11/3/2015	ILS	62,325	USD	15,883	(1)
	11/3/2015	ILS	62,310	USD	15,883	3
	11/3/2015	ILS	47,492	USD	12,102	(1)
	11/3/2015	ILS	62,334	USD	15,883	(3)
	11/3/2015	NOK	216,185	USD	25,332	1
	11/3/2015	NOK	216,193	USD	25,332	—
	11/3/2015	NOK	164,766	USD	19,305	(1)
	11/3/2015	NOK	216,185	USD	25,332	1
	11/3/2015	NOK	216,194	USD	25,332	—
	11/3/2015	SEK	333,842	USD	39,834	2
	11/3/2015	SEK	254,402	USD	30,352	(2)
	11/3/2015	SEK	333,860	USD	39,834	—
	11/3/2015	SEK	333,842	USD	39,834	2
	11/3/2015	SEK	333,863	USD	39,834	(1)
	11/4/2015	NZD	45,877	USD	29,277	1
	11/4/2015	NZD	45,891	USD	29,277	(8)
	11/4/2015	NZD	34,960	USD	22,308	(2)
	11/4/2015	NZD	45,878	USD	29,277	—
	11/4/2015	NZD	45,877	USD	29,277	1
	11/4/2015	SGD	34,416	USD	24,176	(1)

202	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Hedged SmallCap Dividend Fund (continued)

	11/4/2015	SGD	34,419	USD	24,176	$(3)
	11/4/2015	SGD	26,230	USD	18,423	(3)
	11/4/2015	SGD	34,420	USD	24,176	(4)
	11/4/2015	SGD	34,421	USD	24,176	(4)
	11/5/2015	AUD	105,308	USD	73,819	3
	11/5/2015	AUD	105,311	USD	73,819	1
	11/5/2015	AUD	80,245	USD	56,244	(4)
	11/5/2015	AUD	105,310	USD	73,819	2
	11/5/2015	AUD	105,319	USD	73,819	(5)
	11/5/2015	JPY	21,422,188	USD	178,938	(2)
	11/5/2015	JPY	21,421,079	USD	178,938	7
	11/5/2015	JPY	21,421,204	USD	178,938	6
	11/5/2015	JPY	16,321,311	USD	136,337	4
	11/5/2015	JPY	21,422,099	USD	178,938	(2)
						$1,964
International High Dividend Fund
	10/1/2015	GBP	64,097	USD	96,975	$(116)
International LargeCap Dividend Fund
	10/2/2015	AUD	245,000	USD	171,985	$(66)
	10/2/2015	GBP	203,230	JPY	36,800,000	(574)
	10/2/2015	HKD	485,577	JPY	7,500,000	(32)
						$(672)
International SmallCap Dividend Fund
	10/1/2015	AUD	462,999	USD	325,000	$(141)
	10/1/2015	EUR	102,710	USD	114,764	114
						$(27)
Japan Hedged Capital Goods Fund
	10/5/2015	JPY	63,947,642	USD	527,985	$(5,975)
	10/5/2015	JPY	63,951,919	USD	527,985	(6,011)
	10/5/2015	JPY	63,946,850	USD	527,985	(5,968)
	10/5/2015	JPY	48,721,094	USD	402,275	(4,544)
	10/5/2015	JPY	63,946,480	USD	527,985	(5,965)
	10/5/2015	USD	527,985	JPY	63,232,275	1
	10/5/2015	USD	527,985	JPY	63,228,843	(27)
	10/5/2015	USD	527,985	JPY	63,230,955	(10)
	10/5/2015	USD	527,985	JPY	63,227,418	(39)
	10/5/2015	USD	402,275	JPY	48,186,229	78
	11/5/2015	JPY	55,903,608	USD	466,983	18
	11/5/2015	JPY	55,903,935	USD	466,983	15
	11/5/2015	JPY	55,906,504	USD	466,983	(6)
	11/5/2015	JPY	55,906,270	USD	466,983	(4)
	11/5/2015	JPY	42,604,520	USD	355,797	(80)
						$(28,517)
Japan Hedged Equity Fund
	10/5/2015	JPY	113,969,431,492	USD	939,540,289	$(12,099,189)
	10/5/2015	JPY	134,489,170,760	USD	1,110,365,796	(12,612,555)
	10/5/2015	JPY	4,825,672,073	USD	39,840,101	(454,038)
	10/5/2015	JPY	113,870,404,794	USD	939,540,296	(11,272,314)
	10/5/2015	JPY	113,866,176,014	USD	939,540,289	(11,237,011)
	10/5/2015	JPY	113,812,152,448	USD	939,540,289	(10,785,916)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	203

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Japan Hedged Equity Fund (continued)
	10/5/2015	JPY	113,803,884,493	USD	939,540,289	$(10,716,879)
	10/5/2015	JPY	113,763,766,123	USD	939,540,289	(10,381,893)
	10/5/2015	JPY	113,872,283,027	USD	939,540,289	(11,288,004)
	10/5/2015	JPY	113,782,087,159	USD	939,540,289	(10,534,873)
	10/5/2015	JPY	113,810,743,137	USD	939,540,289	(10,774,149)
	10/5/2015	JPY	113,707,393,706	USD	939,540,289	(9,911,186)
	10/5/2015	JPY	113,846,915,438	USD	939,540,289	(11,076,186)
	10/5/2015	JPY	113,952,613,721	USD	939,540,289	(11,958,762)
	10/5/2015	JPY	113,860,538,773	USD	939,540,289	(11,189,940)
	10/5/2015	JPY	113,794,301,182	USD	939,540,289	(10,636,859)
	10/5/2015	JPY	113,794,301,182	USD	939,540,289	(10,636,859)
	10/5/2015	JPY	113,774,101,067	USD	939,540,289	(10,468,189)
	10/5/2015	JPY	113,791,294,653	USD	939,540,289	(10,611,755)
	10/5/2015	JPY	321,127,182	USD	2,656,007	(25,390)
	10/5/2015	JPY	320,738,874	USD	2,656,007	(22,148)
	10/5/2015	JPY	8,914,440,327	USD	74,368,188	(66,976)
	10/5/2015	USD	15,936,040	JPY	1,909,193,368	5,636
	10/5/2015	USD	61,088,154	JPY	7,336,174,154	168,561
	10/5/2015	USD	2,656,007	JPY	317,855,247	(1,930)
	10/5/2015	USD	15,936,040	JPY	1,912,205,279	30,786
	10/5/2015	USD	31,872,080	JPY	3,828,856,714	98,696
	10/5/2015	USD	21,248,054	JPY	2,559,455,592	123,282
	10/5/2015	USD	23,904,060	JPY	2,888,196,097	212,244
	10/5/2015	USD	11,402,203	JPY	1,373,007,676	62,348
	10/5/2015	USD	4	JPY	476	—
	10/5/2015	USD	164,539,612	JPY	19,619,045,176	(721,493)
	10/5/2015	USD	305,573,570	JPY	36,434,453,471	(1,347,570)
	10/5/2015	USD	95,616,241	JPY	11,545,890,579	791,411
	10/5/2015	USD	5,312,013	JPY	636,984,195	6,776
	10/5/2015	USD	802,807,081	JPY	96,108,852,508	(302,611)
	10/5/2015	USD	629,168,144	JPY	75,412,534,157	523,026
	10/5/2015	USD	802,807,081	JPY	96,128,119,878	(141,729)
	10/5/2015	USD	802,807,081	JPY	96,176,288,303	260,475
	10/5/2015	USD	802,807,081	JPY	96,449,242,711	2,539,632
	10/5/2015	USD	802,807,081	JPY	96,529,523,419	3,209,972
	10/5/2015	USD	802,807,081	JPY	96,393,046,215	2,070,394
	10/5/2015	USD	802,807,081	JPY	96,401,074,286	2,137,428
	10/5/2015	USD	802,807,081	JPY	96,417,130,428	2,271,496
	10/5/2015	USD	802,807,081	JPY	96,148,190,056	25,856
	10/5/2015	USD	802,807,081	JPY	96,148,190,055	25,856
	10/5/2015	USD	802,807,081	JPY	96,256,569,011	930,815
	10/5/2015	USD	802,807,081	JPY	96,148,190,055	25,856
	10/5/2015	USD	802,807,081	JPY	96,148,190,055	25,856
	10/5/2015	USD	802,807,081	JPY	96,144,176,020	(7,661)
	10/5/2015	USD	948,772,005	JPY	113,629,679,178	30,557
	10/5/2015	USD	610,663,218	JPY	73,084,357,129	(412,219)
	10/5/2015	USD	610,663,182	JPY	73,078,673,653	(459,639)
	10/5/2015	USD	802,807,096	JPY	96,136,149,746	(74,695)
	10/5/2015	USD	802,807,081	JPY	96,376,990,074	1,936,325
	10/5/2015	USD	802,807,081	JPY	96,055,867,241	(745,035)

204	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Japan Hedged Equity Fund (continued)
	11/5/2015	JPY	96,096,007,595	USD	802,807,081	$113,262
	11/5/2015	JPY	96,414,320,603	USD	802,807,081	(2,545,619)
	11/5/2015	JPY	96,494,360,469	USD	802,807,081	(3,214,195)
	11/5/2015	JPY	96,358,926,914	USD	802,807,081	(2,082,913)
	11/5/2015	JPY	96,367,757,792	USD	802,807,081	(2,156,678)
	11/5/2015	JPY	96,112,866,544	USD	802,807,081	(27,561)
	11/5/2015	JPY	96,220,844,096	USD	802,807,081	(929,502)
	11/5/2015	JPY	96,382,609,723	USD	802,807,081	(2,280,737)
	11/5/2015	JPY	96,114,070,755	USD	802,807,081	(37,620)
	11/5/2015	JPY	96,113,669,351	USD	802,807,081	(34,267)
	11/5/2015	JPY	96,110,377,842	USD	802,807,081	(6,773)
	11/5/2015	JPY	96,115,274,965	USD	802,807,081	(47,679)
	11/5/2015	JPY	113,588,881,982	USD	948,772,005	(40,497)
	11/5/2015	JPY	96,076,740,225	USD	802,807,081	274,203
	11/5/2015	JPY	96,141,526,757	USD	802,807,081	(266,961)
	11/5/2015	JPY	96,102,833,251	USD	802,807,096	56,262
	11/5/2015	JPY	96,341,666,562	USD	802,807,081	(1,938,737)
	11/5/2015	JPY	96,023,353,554	USD	802,807,081	720,144
	11/5/2015	USD	40,029,097	JPY	4,791,763,114	(3,307)
						$(199,911,544)
Japan Hedged Financials Fund
	10/5/2015	JPY	781,420,485	USD	6,451,814	$(73,011)
	10/5/2015	JPY	781,472,744	USD	6,451,814	(73,447)
	10/5/2015	JPY	781,410,807	USD	6,451,814	(72,930)
	10/5/2015	JPY	595,355,722	USD	4,915,668	(55,525)
	10/5/2015	JPY	781,406,291	USD	6,451,814	(72,892)
	10/5/2015	USD	4,189,490	JPY	503,122,557	11,560
	10/5/2015	USD	5,572,021	JPY	667,313,592	17
	10/5/2015	USD	5,572,021	JPY	667,277,374	(286)
	10/5/2015	USD	5,572,021	JPY	667,299,662	(100)
	10/5/2015	USD	5,572,021	JPY	667,262,330	(411)
	10/5/2015	USD	4,245,350	JPY	508,526,278	821
	11/5/2015	JPY	452,040,646	USD	3,775,062	(852)
	11/5/2015	JPY	593,177,392	USD	4,954,768	(67)
	11/5/2015	JPY	593,150,141	USD	4,954,768	161
	11/5/2015	JPY	593,174,915	USD	4,954,768	(46)
	11/5/2015	JPY	593,146,673	USD	4,954,768	190
						$(336,818)
Japan Hedged Health Care Fund
	10/1/2015	USD	45,040	JPY	5,395,049	$7
	10/2/2015	USD	4,000	JPY	479,033	—
	10/5/2015	JPY	376,440,308	USD	3,108,087	(35,172)
	10/5/2015	JPY	376,465,483	USD	3,108,087	(35,382)
	10/5/2015	JPY	376,435,646	USD	3,108,087	(35,133)
	10/5/2015	JPY	286,805,829	USD	2,368,067	(26,748)
	10/5/2015	JPY	376,433,470	USD	3,108,087	(35,115)
	10/5/2015	USD	3,288,168	JPY	397,054,177	27,216
	10/5/2015	USD	1,841,963	JPY	220,638,248	356
	10/5/2015	USD	2,417,571	JPY	289,509,687	(179)
	10/5/2015	USD	2,417,571	JPY	289,516,215	(124)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	205

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Japan Hedged Health Care Fund (continued)
	10/5/2015	USD	2,417,571	JPY	289,525,885	$(43)
	10/5/2015	USD	2,417,571	JPY	289,531,929	7
	11/5/2015	JPY	254,196,379	USD	2,123,394	82
	11/5/2015	JPY	254,209,544	USD	2,123,394	(29)
	11/5/2015	JPY	254,197,865	USD	2,123,394	69
	11/5/2015	JPY	254,208,482	USD	2,123,394	(20)
	11/5/2015	JPY	193,724,675	USD	1,617,825	(365)
						$(140,573)
Japan Hedged Quality Dividend Growth Fund
	10/5/2015	JPY	562,930,958	USD	4,647,540	$(52,908)
	10/5/2015	JPY	428,862,382	USD	3,540,984	(39,997)
	10/5/2015	JPY	562,893,313	USD	4,647,540	(52,593)
	10/5/2015	JPY	562,883,089	USD	4,647,540	(52,508)
	10/5/2015	JPY	562,886,342	USD	4,647,540	(52,535)
	10/5/2015	JPY	297,308,458	USD	2,459,005	(23,507)
	10/5/2015	USD	3,100	JPY	373,289	17
	10/5/2015	USD	3,933,929	JPY	471,222,931	761
	10/5/2015	USD	5,163,280	JPY	618,362,157	15
	10/5/2015	USD	5,163,280	JPY	618,314,655	(381)
	10/5/2015	USD	5,163,280	JPY	618,328,596	(265)
	10/5/2015	USD	5,163,280	JPY	618,349,249	(92)
	11/5/2015	JPY	417,202,595	USD	3,484,124	(786)
	11/5/2015	JPY	547,436,655	USD	4,572,909	149
	11/5/2015	JPY	547,459,519	USD	4,572,909	(42)
	11/5/2015	JPY	547,461,806	USD	4,572,909	(62)
	11/5/2015	JPY	547,433,454	USD	4,572,909	175
						$(274,559)
Japan Hedged Real Estate Fund
	10/5/2015	JPY	765,772,246	USD	6,322,614	$(71,549)
	10/5/2015	JPY	765,823,459	USD	6,322,614	(71,976)
	10/5/2015	JPY	765,762,762	USD	6,322,614	(71,470)
	10/5/2015	JPY	583,433,633	USD	4,817,231	(54,413)
	10/5/2015	JPY	765,758,336	USD	6,322,614	(71,433)
	10/5/2015	USD	54,000	JPY	6,502,464	295
	10/5/2015	USD	4,808,591	JPY	575,993,706	930
	10/5/2015	USD	6,311,274	JPY	755,806,617	(324)
	10/5/2015	USD	6,311,274	JPY	755,847,641	19
	10/5/2015	USD	6,311,274	JPY	755,831,862	(113)
	10/5/2015	USD	6,311,274	JPY	755,789,577	(466)
	11/5/2015	JPY	717,087,091	USD	5,990,087	230
	11/5/2015	JPY	717,124,230	USD	5,990,087	(81)
	11/5/2015	JPY	717,091,285	USD	5,990,087	195
	11/5/2015	JPY	546,496,431	USD	4,563,877	(1,030)
	11/5/2015	JPY	717,121,235	USD	5,990,087	(55)
						$(341,241)
Japan Hedged SmallCap Equity Fund
	10/2/2015	USD	130,000	JPY	15,568,579	$(7)
	10/5/2015	JPY	3,815,634,558	USD	31,504,514	(355,858)
	10/5/2015	JPY	5,008,123,656	USD	41,349,674	(467,927)
	10/5/2015	JPY	5,008,458,588	USD	41,349,674	(470,723)

206	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Japan Hedged SmallCap Equity Fund (continued)
	10/5/2015	JPY	5,008,032,686	USD	41,349,674	$(467,167)
	10/5/2015	JPY	5,008,061,631	USD	41,349,674	(467,409)
	10/5/2015	JPY	2,503,606,664	USD	20,732,120	(172,880)
	10/5/2015	USD	45,703,419	JPY	5,473,510,014	136
	10/5/2015	USD	45,703,419	JPY	5,473,212,942	(2,344)
	10/5/2015	USD	45,703,419	JPY	5,473,395,756	(818)
	10/5/2015	USD	34,821,654	JPY	4,170,077,621	(1,699)
	10/5/2015	USD	45,703,419	JPY	5,473,089,543	(3,374)
	11/5/2015	JPY	3,857,049,188	USD	32,219,134	1,047
	11/5/2015	JPY	5,062,609,357	USD	42,287,611	(569)
	11/5/2015	JPY	5,062,376,775	USD	42,287,611	1,374
	11/5/2015	JPY	5,062,588,213	USD	42,287,611	(392)
	11/5/2015	JPY	5,062,347,174	USD	42,287,611	1,621
	11/5/2015	USD	9,589,028	JPY	1,147,873,774	(792)
						$(2,407,781)
Japan Hedged Tech, Media and Telecom Fund
	10/2/2015	JPY	212,115	USD	1,773	$2
	10/5/2015	JPY	107,781,242	USD	889,898	(10,070)
	10/5/2015	JPY	107,788,450	USD	889,898	(10,131)
	10/5/2015	JPY	107,779,907	USD	889,898	(10,059)
	10/5/2015	JPY	82,117,888	USD	678,022	(7,659)
	10/5/2015	JPY	107,779,284	USD	889,898	(10,054)
	10/5/2015	USD	678,022	JPY	81,216,390	131
	10/5/2015	USD	889,898	JPY	106,569,734	(46)
	10/5/2015	USD	889,898	JPY	106,573,294	(16)
	10/5/2015	USD	889,898	JPY	106,575,519	3
	10/5/2015	USD	889,898	JPY	106,567,332	(66)
	11/5/2015	JPY	70,761,699	USD	590,942	(133)
	11/5/2015	JPY	92,854,865	USD	775,610	(10)
	11/5/2015	JPY	92,850,599	USD	775,610	25
	11/5/2015	JPY	92,854,477	USD	775,610	(7)
	11/5/2015	JPY	92,850,057	USD	775,610	30
						$(48,060)
Japan SmallCap Dividend Fund
	10/1/2015	JPY	14,103,743	USD	117,558	$(204)
Korea Hedged Equity Fund
	10/1/2015	KRW	1,142,548,127	USD	957,229	$(6,703)
	10/5/2015	KRW	9,711,404,281	USD	8,201,507	9,246
	10/5/2015	KRW	9,711,403,986	USD	8,202,546	10,285
	10/5/2015	KRW	10,005,688,663	USD	8,447,897	7,386
	10/5/2015	USD	38,930	KRW	46,125,000	(20)
	10/5/2015	USD	1,879,749	KRW	2,236,525,509	6,919
	10/5/2015	USD	28,904	KRW	34,620,000	301
	10/5/2015	USD	944,103	KRW	1,125,370,329	5,227
	10/5/2015	USD	10,198	KRW	12,206,337	99
	10/5/2015	USD	7,449,212	KRW	8,831,040,658	400
	10/5/2015	USD	7,227,070	KRW	8,571,304,678	3,436
	10/5/2015	USD	7,231,338	KRW	8,571,304,419	(832)
	11/4/2015	KRW	9,108,992,243	USD	7,674,608	(776)
	11/4/2015	KRW	8,841,080,964	USD	7,449,512	(125)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	207

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Korea Hedged Equity Fund (continued)
	11/4/2015	KRW	8,841,081,232	USD	7,445,121	$(4,517)
	11/4/2015	USD	96,560	KRW	114,569,000	(23)
						$30,303
United Kingdom Hedged Equity Fund
	10/2/2015	GBP	4,681,239	USD	7,198,865	$107,959
	10/2/2015	GBP	4,681,817	USD	7,198,865	107,083
	10/2/2015	GBP	4,681,223	USD	7,198,865	107,982
	10/2/2015	GBP	4,681,476	USD	7,198,865	107,600
	10/2/2015	GBP	3,566,834	USD	5,484,852	81,991
	10/2/2015	GBP	1,538,678	USD	2,364,875	34,164
	10/2/2015	GBP	10,000	USD	15,148	—
	10/2/2015	USD	139,004	GBP	89,752	(3,053)
	10/2/2015	USD	7,666,298	GBP	5,060,831	(405)
	10/2/2015	USD	5,840,991	GBP	3,855,872	(309)
	10/2/2015	USD	7,666,298	GBP	5,061,365	404
	10/2/2015	USD	7,666,298	GBP	5,060,948	(228)

	10/2/2015	USD	7,666,298	GBP	5,060,971	(193)
	11/3/2015	GBP	3,681,308	USD	5,575,654	232
	11/3/2015	GBP	4,831,714	USD	7,318,042	305
	11/3/2015	GBP	4,831,781	USD	7,318,042	204
	11/3/2015	GBP	4,832,206	USD	7,318,042	(439)
	11/3/2015	GBP	4,831,912	USD	7,318,042	5
						$543,302

Currency Legend:

AUD - Australian dollar

CHF - Swiss franc

DKK - Danish krone

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli New shekel

JPY - Japanese yen

KRW - South Korean won

NOK - Norwegian krone

NZD - New Zealand dollar

SEK - Swedish krona

SGD - Singapore dollar

USD - U.S. dollar

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

208	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Australia Dividend Fund
Securities Lending	$5,692,878	$—	$(5,692,878)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	—	—	—	22	—	—	22
Europe Hedged Equity Fund
Securities Lending	402,427,361	—	(402,427,361)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	111,666,397	(6,240,617)	—	105,425,780	14,511,480	(6,240,617)	—	8,270,863

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	209

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
Fund	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Europe Hedged SmallCap Equity Fund
Securities Lending	$19,000,424	$—	$(19,000,424)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	1,093,392	—	—	1,093,392	27,062	—	—	27,062
Europe Quality Dividend Growth Fund
Securities Lending	139,278	—	(139,278)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	4	—	—	4	—	—	—	—
Europe SmallCap Dividend Fund
Securities Lending	99,698,740	—	(99,698,740)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	3,583	—	—	3,583	—	—	—	—
Germany Hedged Equity Fund
Securities Lending	3,175,905	—	(3,175,905)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,441,943	(4,575)	—	1,437,368	15,112	(4,575)	—	10,537
International Dividend ex-Financials Fund
Securities Lending	25,117,689	—	(25,117,689)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	7	—	—	7
International Equity Fund
Securities Lending	42,974,882	—	(42,974,882)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	187	—	—	187	1,617	—	—	1,617
International Hedged Equity Fund
Securities Lending	32,827	—	(32,827)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	16,485	—	—	16,485	5,269	—	—	5,269
International Hedged Quality Dividend Growth Fund
Securities Lending	14,768,279	—	(14,768,279)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	3,365,507	—	—	3,365,507	1,371,917	—	—	1,371,917
International Hedged SmallCap Dividend Fund
Forward Foreign Currency Contracts	14,894	—	—	14,894	12,930	—	—	12,930
International High Dividend Fund
Securities Lending	16,735,713	—	(16,735,713)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	116	—	—	116
International LargeCap Dividend Fund
Securities Lending	15,908,190	—	(15,908,190)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	672	—	—	672
International MidCap Dividend Fund
Securities Lending	21,276,298	—	(21,276,298)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	161,159,534	—	(161,159,534)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	114	—	—	114	141	—	—	141
Japan Hedged Capital Goods Fund
Securities Lending	53,131	—	(53,131)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	112	—	—	112	28,629	—	—	28,629

210	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
Fund	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Japan Hedged Equity Fund
Securities Lending	$1,090,512,348	$—	$(1,090,512,348)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	18,677,155	(8,794,370)	—	9,882,785	218,588,699	(8,794,370)	—	209,794,329
Japan Hedged Financials Fund
Securities Lending	667,185	—	(667,185)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	12,749	—	—	12,749	349,567	—	—	349,567
Japan Hedged Health Care Fund
Securities Lending	585,380	—	(585,380)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	27,737	—	—	27,737	168,310	—	—	168,310
Japan Hedged Quality Dividend Growth Fund
Securities Lending	2,321,542	—	(2,321,542)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,117	—	—	1,117	275,676	—	—	275,676
Japan Hedged Real Estate Fund
Securities Lending	385,175	—	(385,175)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,669	—	—	1,669	342,910	—	—	342,910
Japan Hedged SmallCap Equity Fund
Securities Lending	57,422,258	—	(57,422,258)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	4,178	(136)	—	4,042	2,411,959	(136)	—	2,411,823
Japan Hedged Tech, Media and Telecom Fund
Securities Lending	176,512	—	(176,512)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	191	—	—	191	48,251	—	—	48,251
Japan Quality Dividend Growth Fund
Securities Lending	6,616	—	(6,616)[1]	—	—	—	—	—
Japan SmallCap Dividend Fund
Securities Lending	70,425,862	—	(70,425,862)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	204	—	—	204
Korea Hedged Equity Fund
Securities Lending	195,140	—	(195,140)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	43,299	(4,917)	—	38,382	12,996	(4,917)	—	8,079
United Kingdom Hedged Equity Fund
Securities Lending	145,214	—	(145,214)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	547,929	(228)	—	547,701	4,627	(228)	—	4,399
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	211

Notes to Financial Statements (unaudited) (continued)

loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Australia Dividend Fund	0.58%
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International Equity Fund	0.48%
International Hedged Equity Fund	0.35%
International Hedged Quality Dividend Growth Fund	0.58%
International Hedged SmallCap Dividend Fund	0.58%*
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Japan Hedged Capital Goods Fund	0.48%†
Japan Hedged Equity Fund	0.48%
Japan Hedged Financials Fund	0.48%†
Japan Hedged Health Care Fund	0.48%†
Japan Hedged Quality Dividend Growth Fund	0.48%**
Japan Hedged Real Estate Fund	0.48%†
Japan Hedged SmallCap Equity Fund	0.58%
Japan Hedged Tech, Media and Telecom Fund	0.48%†
Japan Quality Dividend Growth Fund	0.48%**
Japan SmallCap Dividend Fund	0.58%
Korea Hedged Equity Fund	0.58%
United Kingdom Hedged Equity Fund	0.48%
†	During the period, WTAM had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waivers expired and were not renewed.

*	WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees the Trust for any reason.

**	WTAM has contractually agreed to limit the advisory fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

212	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. WTAM waives its advisory fees for each Fund’s investment, associated with daily uninvested cash, in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations. Please see Note 7 “Other Affiliated Parties and Transactions” for additional information.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2015, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2015 are shown in the below table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown in the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Australia Dividend Fund	$13,045,771	$13,034,681	$—	$10,334,887
Europe Hedged Equity Fund	3,906,408,285	4,345,315,274	5,386,506,434	1,042,947,218
Europe Hedged SmallCap Equity Fund	63,783,281	71,039,286	135,491,765	18,158,006
Europe Quality Dividend Growth Fund	8,951,751	8,946,883	7,196,818	—
Europe SmallCap Dividend Fund	429,944,478	424,368,770	149,362,510	—
Germany Hedged Equity Fund	59,579,289	72,581,912	133,177,213	28,453,687
International Dividend ex-Financials Fund	111,347,339	111,618,948	22,237,265	16,282,030
International Equity Fund	73,959,574	70,168,381	75,860,363	—
International Hedged Equity Fund[1]	96,754	15,783	2,400,150	—
International Hedged Quality Dividend Growth Fund	201,178,880	197,801,440	401,110,410	86,388,768
International Hedged SmallCap Dividend Fund[2]	59,853	40,526	3,627,940	—
International High Dividend Fund	56,887,153	57,296,122	15,363,255	19,223,856
International LargeCap Dividend Fund	66,941,501	66,930,701	69,081,431	2,283,915
International MidCap Dividend Fund	32,416,589	32,089,404	5,921,244	—
International SmallCap Dividend Fund	459,863,750	453,898,130	172,820,693	—
Japan Hedged Capital Goods Fund	224,478	183,585	—	—
Japan Hedged Equity Fund	3,300,403,683	2,632,404,920	2,673,289,376	1,711,003,347
Japan Hedged Financials Fund	2,911,421	2,487,575	25,681,333	6,503,692
Japan Hedged Health Care Fund	2,044,043	2,171,237	11,976,350	3,137,885
Japan Hedged Quality Dividend Growth Fund[3]	6,066,539	5,155,840	29,503,015	5,038,191
Japan Hedged Real Estate Fund	3,492,554	3,146,270	—	1,338,987
Japan Hedged SmallCap Equity Fund	65,989,991	66,244,500	118,248,822	29,538,127
Japan Hedged Tech, Media and Telecom Fund	573,879	565,771	—	—
Japan Quality Dividend Growth Fund[4]	1,771,619	730,176	2,502,141	—
Japan SmallCap Dividend Fund	83,342,760	82,960,090	30,997,760	23,952,771
Korea Hedged Equity Fund	16,648,069	8,831,501	—	—
United Kingdom Hedged Equity Fund	6,017,843	6,421,324	11,416,661	—
[1]	For the period July 9, 2015 (commencement of operations) through September 30, 2015.

[2]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

[3]	For the period April 9, 2015 (commencement of operations) through September 30, 2015.

[4]	For the period May 28, 2015 (commencement of operations) through September 30, 2015.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	213

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$44,895,875	$1,333,135	$(11,013,621)	$(9,680,486)
Europe Hedged Equity Fund	21,160,109,634	173,147,353	(2,731,944,481)	(2,558,797,128)
Europe Hedged SmallCap Equity Fund	250,103,477	9,605,347	(25,152,797)	(15,547,450)
Europe Quality Dividend Growth Fund	18,871,507	240,002	(1,937,704)	(1,697,702)
Europe SmallCap Dividend Fund	1,145,948,510	47,950,631	(130,535,322)	(82,584,691)
Germany Hedged Equity Fund	376,837,087	2,981,551	(58,837,326)	(55,855,775)
International Dividend ex-Financials Fund	357,235,936	13,559,857	(59,336,223)	(45,776,366)
International Equity Fund	692,298,536	64,099,507	(79,865,511)	(15,766,004)
International Hedged Equity Fund	2,516,104	40,487	(232,701)	(192,214)
International Hedged Quality Dividend Growth Fund	535,479,727	2,880,012	(45,737,228)	(42,857,216)
International Hedged SmallCap Dividend Fund	3,646,422	—	(345,656)	(345,656)
International High Dividend Fund	335,704,266	20,459,147	(53,751,259)	(33,292,112)
International LargeCap Dividend Fund	406,412,382	26,224,398	(51,396,553)	(25,172,155)
International MidCap Dividend Fund	164,167,560	19,183,001	(16,503,719)	2,679,282
International SmallCap Dividend Fund	1,186,570,658	106,843,653	(121,516,949)	(14,673,296)
Japan Hedged Capital Goods Fund	2,831,150	22,655	(499,768)	(477,113)
Japan Hedged Equity Fund	17,558,348,685	537,417,662	(2,010,317,966)	(1,472,900,304)
Japan Hedged Financials Fund	28,010,363	168,535	(3,145,035)	(2,976,500)
Japan Hedged Health Care Fund	12,240,460	50,886	(1,234,922)	(1,184,036)
Japan Hedged Quality Dividend Growth Fund	27,768,533	101,533	(3,070,821)	(2,969,288)
Japan Hedged Real Estate Fund	31,349,723	1,563,798	(3,363,658)	(1,799,860)
Japan Hedged SmallCap Equity Fund	261,546,887	10,801,526	(15,695,222)	(4,893,696)
Japan Hedged Tech, Media and Telecom Fund	4,211,679	282,511	(495,748)	(213,237)
Japan Quality Dividend Growth Fund	2,478,105	16,989	(361,872)	(344,883)
Japan SmallCap Dividend Fund	338,985,823	36,548,718	(21,165,715)	15,383,003
Korea Hedged Equity Fund	26,484,863	845,415	(4,378,154)	(3,532,739)
United Kingdom Hedged Equity Fund	40,913,008	879,594	(6,220,405)	(5,340,811)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months or period ended September 30, 2015 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2015	Dividend Income
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$940,186	$8,186,085	$5,111,008	$3,633,627	$79,463

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$217,173	$6,113,035	$5,419,531	$718,889	$88,362

International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$1,935,496	$12,368,837	$14,193,309	$—	$148,145

International Hedged SmallCap Dividend Fund[1]
WisdomTree International SmallCap Dividend Fund	$—	$3,687,793	$40,526	$3,300,766	$51,502

International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$409,180	$7,572,071	$7,889,151	$68,987	$98,281

214	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2015	Dividend Income

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$531,164	$3,206,392	$3,281,673	$258,221	$43,068

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$285,049	$498,825	$757,688	$335	$4,546
WisdomTree Japan Hedged Equity Fund	287,065	487,056	760,974	292	2,265
Total	$572,114	$985,881	$1,518,662	$627	$6,811

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,658,097	$10,726,107	$12,718,086	$1,711,461	$15,680
WisdomTree Japan SmallCap Dividend Fund	3,007,859	8,956,788	10,523,720	1,451,091	—
Total	$6,665,956	$19,682,895	$23,241,806	$3,162,552	$15,680

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$258,844	$2,182,900	$2,425,750	$—	$6,444
[1]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to Fair Value Measurement Topic 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. WTAM is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	215

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2015 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”) and the Sub- Advisory Agreement (the “Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On June 10, 2015, a committee of Independent Trustees (the “Contracts Review Committee”) met with independent legal counsel to discuss the types of information the Independent Trustees required and the manner in which Fund management would organize and present such information. On July 15, 2015, members of the Contracts Review Committee met with representatives from WTAM for a preliminary discussion of matters relating to the Board’s consideration of the continuance of the Agreements. At a meeting of the Contracts Review Committee held on August 6, 2015, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds and other index-based funds in the WisdomTree fund complex, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by the Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant WisdomTree benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The

216	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (continued)

Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of their entire management fee and reimbursement of certain operating expenses. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data, the unique attributes of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability), although the current trend is positive. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	217

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (concluded)

arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

218	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	219

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2015:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

(formerly, WisdomTree Europe Dividend Growth Fund)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

(formerly, WisdomTree DEFA Fund)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

(formerly, WisdomTree International Hedged Dividend Growth Fund)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

(formerly, WisdomTree DEFA Equity Income Fund)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

(formerly, WisdomTree Japan Hedged Dividend Growth Fund)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

(formerly, WisdomTree Japan Dividend Growth Fund)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WTGM-0810

WisdomTree Trust

Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Semi-Annual Report

September 30, 2015

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

(formerly, WisdomTree China Dividend ex-Financials Fund (CHXF))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

(formerly, WisdomTree Emerging Markets Equity Income Fund)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

(formerly, WisdomTree Emerging Markets Dividend Growth Fund)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

(formerly, WisdomTree Global Equity Income Fund)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	25.3%
Telecommunication Services	23.5%
Information Technology	8.4%
Materials	8.1%
Energy	7.8%
Industrials	7.1%
Consumer Staples	6.6%
Utilities	5.0%
Consumer Discretionary	3.8%
Investment Company	3.3%
Healthcare	0.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
China Mobile Ltd.	9.2%
China Construction Bank Corp., Class H	5.0%
Telstra Corp., Ltd.	3.1%
iPath MSCI India Index ETN	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
CNOOC Ltd.	2.2%
Samsung Electronics Co., Ltd.	2.1%
Singapore Telecommunications Ltd.	2.0%
BHP Billiton Ltd.	2.0%
Commonwealth Bank of Australia	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-17.35%	-16.32%	-2.73%	0.63%	5.23%
Fund Market Price Returns	-17.03%	-16.09%	-2.37%	0.71%	5.28%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[2]	-17.34%	-16.39%	-2.44%	1.15%	6.10%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[3]	-17.48%	-14.46%	-0.97%	0.61%	4.86%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[3]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	1

Performance Summary (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

(formerly, WisdomTree China Dividend ex-Financials Fund (CHXF))

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Information Technology	35.6%
Consumer Discretionary	25.4%
Financials	19.0%
Consumer Staples	10.3%
Healthcare	6.2%
Industrials	1.9%
Materials	1.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	15.4%
Ping An Insurance Group Co. of China Ltd., Class H	10.1%
JD.com, Inc., ADR	9.5%
Tencent Holdings Ltd.	6.4%
Baidu, Inc., ADR	4.7%
Hengan International Group Co., Ltd.	3.2%
China Minsheng Banking Corp., Ltd., Class H	2.8%
Ctrip.com International Ltd., ADR	2.7%
Want Want China Holdings Ltd.	2.6%
NetEase, Inc., ADR	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”), seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s net and gross annual expense ratios were 0.53% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% effective July 1, 2015 through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-21.51%	-16.44%	-2.90%	-2.88%
Fund Market Price Returns	-22.50%	-17.37%	-2.97%	-3.41%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	-20.14%	-14.69%	-2.08%	-2.07%
MSCI China Index	-18.05%	-5.04%	3.82%	3.84%
FTSE China 50 Index	-19.69%	-5.27%	3.25%	3.11%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.
[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	26.1%
Energy	20.3%
Telecommunication Services	16.7%
Materials	9.4%
Consumer Staples	8.7%
Consumer Discretionary	6.7%
Utilities	4.7%
Industrials	3.7%
Healthcare	2.2%
Information Technology	0.9%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Statoil ASA	5.2%
Spark New Zealand Ltd.	3.7%
Telenor ASA	3.0%
Ambev S.A.	2.8%
Gazprom PAO, ADR	2.4%
Fletcher Building Ltd.	2.2%
MTN Group Ltd.	2.2%
Enersis S.A.	2.2%
Rosneft OAO, GDR Reg S	2.1%
Vodacom Group Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-17.30%	-27.47%	-9.19%	-2.47%	0.83%
Fund Market Price Returns	-16.86%	-27.40%	-9.15%	-2.51%	0.69%
WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[2]	-17.25%	-27.27%	-8.89%	-2.11%	1.40%
S&P Developed ex-U.S. BMI Materials Sector/MSCI ACWI ex-USA Spliced Index[3]	-11.71%	-12.16%	2.34%	2.94%	0.78%
*	Returns of less than one year are cumulative.
[1]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

[2]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[3]	S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Staples	27.4%
Consumer Discretionary	27.1%
Financials	26.7%
Telecommunication Services	7.5%
Industrials	3.6%
Information Technology	3.6%
Utilities	2.7%
Healthcare	1.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Ambev S.A.	6.9%
Ping An Insurance Group Co. of China Ltd., Class H	5.4%
China Life Insurance Co., Ltd., Class H	4.5%
Astra International Tbk PT	2.6%
Dongfeng Motor Group Co., Ltd., Class H	2.2%
MTN Group Ltd.	1.9%
Magnit PJSC, GDR Reg S	1.8%
Great Wall Motor Co., Ltd., Class H	1.8%
S.A.C.I. Falabella	1.7%
Huaneng Power International, Inc., Class H	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-21.00%	-21.20%	-9.92%
Fund Market Price Returns	-20.79%	-20.97%	-10.06%
WisdomTree Emerging Markets Consumer Growth Index	-20.83%	-20.23%	-9.17%
MSCI Emerging Markets Index	-17.33%	-19.28%	-8.78%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Information Technology	23.0%
Financials	20.7%
Consumer Discretionary	15.6%
Consumer Staples	11.3%
Materials	6.9%
Industrials	6.6%
Energy	5.1%
Telecommunication Services	5.0%
Healthcare	4.1%
Utilities	1.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Tencent Holdings Ltd.	5.5%
Samsung Electronics Co., Ltd.	3.0%
Baidu, Inc., ADR	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Naspers Ltd., Class N	1.8%
Ambev S.A.	1.4%
Reliance Industries Ltd., GDR	1.3%
Lukoil PJSC, ADR	1.3%
Infosys Ltd., ADR	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-17.70%	-15.58%
Fund Market Price Returns	-17.77%	-15.13%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-16.60%	-14.24%
MSCI Emerging Markets Index	-17.33%	-15.52%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	5

Performance Summary (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

(formerly, WisdomTree Emerging Markets Equity Income Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	28.6%
Energy	18.7%
Telecommunication Services	16.0%
Materials	9.9%
Utilities	6.9%
Information Technology	6.1%
Industrials	5.0%
Consumer Discretionary	4.4%
Consumer Staples	3.6%
Investment Company	0.1%
Healthcare	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
China Construction Bank Corp., Class H	4.8%
Gazprom PAO, ADR	4.5%
Rosneft OAO, GDR Reg S	4.0%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Lukoil PJSC, ADR	3.2%
Bank of China Ltd., Class H	2.8%
MMC Norilsk Nickel PJSC, ADR	2.8%
MTN Group Ltd.	2.0%
Advanced Info Service PCL	1.7%
Vodacom Group Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index. Prior to August 31, 2015, the WisdomTree Emerging Markets High Dividend Index was named the WisdomTree Emerging Markets Equity Income Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-18.79%	-27.06%	-10.89%	-5.68%	-0.87%
Fund Market Price Returns	-18.22%	-26.47%	-10.76%	-5.77%	-1.18%
WisdomTree Emerging Markets High Dividend Index	-18.52%	-25.98%	-9.92%	-4.70%	0.15%
MSCI Emerging Markets Index	-17.33%	-19.28%	-5.27%	-3.58%	-2.07%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

(formerly, WisdomTree Emerging Markets Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Staples	19.5%
Information Technology	17.7%
Telecommunication Services	17.0%
Consumer Discretionary	11.5%
Materials	8.4%
Financials	6.3%
Energy	5.8%
Industrials	5.0%
Investment Company	3.8%
Utilities	2.7%
Healthcare	2.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Ambev S.A.	5.0%
MTN Group Ltd.	3.9%
iPath MSCI India Index ETN	3.8%
Advanced Info Service PCL, NVDR	3.5%
Vodacom Group Ltd.	3.3%
Sasol Ltd.	2.5%
NovaTek OAO, GDR Reg S	2.5%
Telekomunikasi Indonesia Persero Tbk PT	1.9%
Cielo S.A.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Emerging Markets Quality Dividend Growth Index was named the WisdomTree Emerging Markets Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-18.29%	-22.56%	-9.54%
Fund Market Price Returns	-17.62%	-22.26%	-9.95%
WisdomTree Emerging Markets Quality Dividend Growth Index	-18.12%	-21.84%	-8.72%
MSCI Emerging Markets Index	-17.33%	-19.28%	-5.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	7

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	18.5%
Industrials	17.7%
Consumer Discretionary	15.8%
Information Technology	13.9%
Materials	12.4%
Consumer Staples	8.1%
Utilities	5.6%
Healthcare	3.9%
Energy	2.3%
Investment Company	1.0%
Telecommunication Services	0.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
iPath MSCI India Index ETN	1.0%
Macquarie Korea Infrastructure Fund	1.0%
Delta Electronics Thailand PCL	0.9%
HAP Seng Consolidated Bhd	0.9%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	0.8%
AVI Ltd.	0.7%
Semirara Mining and Power Corp.	0.7%
EDP-Energias do Brasil S.A.	0.7%
Foschini Group Ltd. (The)	0.7%
Bumrungrad Hospital PCL	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-17.63%	-20.80%	-5.22%	-3.38%	-1.16%
Fund Market Price Returns	-17.31%	-20.43%	-5.17%	-3.55%	-1.17%
WisdomTree Emerging Markets SmallCap Dividend Index	-17.30%	-19.54%	-4.21%	-2.32%	-0.04%
MSCI Emerging Markets Small Cap Index	-12.92%	-15.23%	-1.09%	-2.43%	-1.84%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	24.2%
Consumer Discretionary	11.3%
Consumer Staples	10.8%
Telecommunication Services	10.2%
Industrials	9.8%
Healthcare	9.1%
Energy	7.6%
Materials	6.1%
Information Technology	4.7%
Utilities	4.3%
Investment Company	1.3%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Toyota Motor Corp.	1.9%
Nestle S.A., Registered Shares	1.7%
Novartis AG, Registered Shares	1.6%
Roche Holding AG, Genusschein	1.4%
iShares MSCI India ETF	1.3%
Vodafone Group PLC	1.2%
HSBC Holdings PLC	1.1%
GlaxoSmithKline PLC	1.1%
BP PLC	1.0%
Total S.A.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.44%.

Performance as of 9/30/15

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-12.21%
Fund Market Price Returns	-12.21%
WisdomTree Global ex-U.S. Hedged Dividend Index	-11.96%
MSCI AC World ex-USA Local Index	-12.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	9

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	22.9%
Information Technology	14.2%
Industrials	11.9%
Consumer Staples	11.6%
Healthcare	9.5%
Financials	7.9%
Telecommunication Services	7.5%
Materials	6.8%
Energy	4.1%
Investment Company	2.3%
Utilities	1.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Novo Nordisk A/S, Class B	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
Ambev S.A.	4.6%
Industria de Diseno Textil S.A.	3.1%
Hennes & Mauritz AB, Class B	2.8%
iPath MSCI India Index ETN	2.3%
MTN Group Ltd.	2.1%
Syngenta AG, Registered Shares	2.0%
Vodacom Group Ltd.	1.8%
Sky PLC	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Global ex-U.S. Quality Dividend Growth Index was named the WisdomTree Global ex-U.S. Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-12.91%	-12.25%	-1.52%	-0.72%	1.00%
Fund Market Price Returns	-12.94%	-12.11%	-1.42%	-0.70%	1.07%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[2]	-12.76%	-11.83%	-0.93%	-0.02%	1.57%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[3]	-10.25%	-8.12%	3.63%	2.74%	3.15%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.
[3]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 9/30/15

Industry	% of Net Assets
Real Estate Investment Trusts (REITs)	55.8%
Real Estate Management & Development	43.6%
Health Care Providers & Services	0.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Unibail-Rodamco SE	4.6%
Westfield Corp.	4.3%
Sun Hung Kai Properties Ltd.	3.7%
Klepierre	2.9%
Federation Centres	2.1%
British Land Co. PLC (The)	2.0%
China Overseas Land & Investment Ltd.	2.0%
Wharf Holdings Ltd. (The)	1.9%
Daiwa House Industry Co., Ltd.	1.8%
Land Securities Group PLC	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.72%	-4.70%	2.03%	4.29%	-2.06%
Fund Market Price Returns	-10.54%	-4.27%	2.15%	4.15%	-2.20%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[2]	-10.73%	-4.47%	2.22%	4.46%	-1.92%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	-7.62%	-2.44%	4.98%	6.46%	-1.60%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.
[2]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	11

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Industry Breakdown† as of 9/30/15

Industry	% of Net Assets
Electric Utilities	35.7%
Multi-Utilities	20.4%
Independent Power and Renewable Electricity Producers	20.4%
Gas Utilities	13.3%
Water Utilities	8.6%
Investment Company	1.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
China Power International Development Ltd.	3.2%
Veolia Environnement S.A.	2.8%
SSE PLC	2.4%
AGL Energy Ltd.	2.3%
Snam SpA	2.3%
Huaneng Power International, Inc., Class H	2.3%
A2A SpA	2.3%
Suez Environnement Co.	2.2%
United Utilities Group PLC	2.2%
National Grid PLC	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised October 7, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.11%	-14.42%	0.62%	-0.43%	-0.97%
Fund Market Price Returns	-6.83%	-14.27%	0.70%	-0.37%	-1.04%
WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index[2]	-7.19%	-14.26%	0.87%	-0.43%	-0.82%
S&P Developed ex-U.S. BMI Utilities Sector Index	-3.48%	-11.52%	3.61%	-0.16%	-3.83%
*	Returns of less than one year are cumulative.
[1]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities Sector Index total returns are based on the index’s inception date of April 1, 2008.

[2]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global High Dividend Fund (DEW)

(formerly, WisdomTree Global Equity Income Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	24.5%
Telecommunication Services	14.9%
Energy	11.6%
Consumer Staples	10.1%
Utilities	9.8%
Industrials	8.9%
Consumer Discretionary	6.4%
Healthcare	6.2%
Materials	5.1%
Information Technology	1.7%
Investment Company	0.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
General Electric Co.	1.7%
AT&T, Inc.	1.7%
China Construction Bank Corp., Class H	1.7%
China Mobile Ltd.	1.6%
Verizon Communications, Inc.	1.6%
Nestle S.A., Registered Shares	1.6%
Pfizer, Inc.	1.5%
BP PLC	1.3%
Vodafone Group PLC	1.3%
GlaxoSmithKline PLC	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index. Prior to August 31, 2015, the WisdomTree Global High Dividend Index was named the WisdomTree Global Equity Income Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.99%	-14.02%	1.50%	3.00%	1.65%
Fund Market Price Returns	-10.86%	-13.67%	1.45%	2.93%	1.57%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[2]	-11.17%	-14.22%	1.71%	3.12%	1.93%
MSCI Europe Value/MSCI AC World Spliced Index[3]	-9.14%	-6.66%	6.95%	6.82%	3.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.
[3]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	13

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Industry Breakdown† as of 9/30/15

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	43.5%
Metals & Mining	27.9%
Energy Equipment & Services	11.2%
Chemicals	10.8%
Food Products	5.8%
Investment Company	0.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Antofagasta PLC	3.2%
MMC Norilsk Nickel PJSC, ADR	2.9%
Woodside Petroleum Ltd.	2.6%
Diamond Offshore Drilling, Inc.	2.5%
Eni SpA	2.3%
Lukoil PJSC, ADR	2.2%
BP PLC	2.2%
Rosneft OAO, GDR Reg S	2.0%
Fortescue Metals Group Ltd.	1.9%
Total S.A.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-22.74%	-39.56%	-17.73%	-10.05%	-4.79%
Fund Market Price Returns	-22.69%	-39.28%	-17.51%	-10.04%	-4.85%
WisdomTree International Energy Sector/Global Natural Resources Spliced Index[2]	-22.81%	-39.60%	-17.52%	-9.62%	-4.47%
S&P Developed ex-U.S. BMI Energy Sector/S&P Global Natural Resources Spliced Index[3]	-22.72%	-31.21%	-11.61%	-5.98%	-5.40%
*	Returns of less than one year are cumulative.
[1]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index’s inception date of April 1, 2008.

[2]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[3]	S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	25.4%
Information Technology	19.5%
Energy	17.2%
Consumer Discretionary	8.5%
Healthcare	6.1%
Materials	5.5%
Industrials	5.4%
Utilities	4.7%
Consumer Staples	4.6%
Telecommunication Services	2.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Reliance Industries Ltd.	8.9%
Infosys Ltd.	8.7%
Housing Development Finance Corp., Ltd.	5.8%
ICICI Bank Ltd.	3.8%
Tata Consultancy Services Ltd.	3.6%
Tata Motors Ltd.	3.3%
Oil & Natural Gas Corp., Ltd.	3.1%
Axis Bank Ltd.	2.4%
HCL Technologies Ltd.	2.3%
State Bank of India	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.83%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-12.03%	-9.31%	2.34%	-4.68%	-2.21%
Fund Market Price Returns	-11.80%	-8.21%	2.77%	-4.58%	-2.20%
WisdomTree India Earnings Index	-11.04%	-8.27%	3.55%	-3.48%	-0.82%
MSCI India Index	-10.11%	-5.90%	4.28%	-1.80%	-0.77%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	15

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	63.0%
Telecommunication Services	16.5%
Industrials	12.5%
Energy	2.1%
Utilities	1.5%
Consumer Staples	1.4%
Consumer Discretionary	1.2%
Materials	1.1%
Healthcare	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Qatar National Bank SAQ	8.0%
First Gulf Bank PJSC	7.9%
Industries Qatar QSC	7.8%
Maroc Telecom	5.9%
Mobile Telecommunications Co. KSC	4.7%
Abu Dhabi Commercial Bank PJSC	4.5%
National Bank of Kuwait SAKP	4.3%
National Bank of Abu Dhabi PJSC	3.7%
Oman Telecommunications Co. SAOG	2.6%
Ahli United Bank BSC	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.88%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.16%	-19.00%	11.99%	7.60%	0.05%
Fund Market Price Returns	-6.48%	-20.37%	11.92%	7.17%	-0.34%
WisdomTree Middle East Dividend Index	-5.58%	-18.25%	12.21%	8.03%	1.29%
MSCI Arabian Markets ex-Saudi Arabia Index	-6.64%	-22.19%	5.43%	1.83%	-4.99%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Local Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States, in local currency.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a capitalization weighted index that is comprised of stocks in China.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is comprised of stocks in India.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States. The S&P Developed ex-U.S. BMI Utilities Index includes companies that are classified as members of the GICS utilities sector and sub-industries; the S&P Developed ex-U.S. BMI Materials Index includes companies of the GICS material sector and sub-industries; the S&P Developed ex-U.S. BMI Energy Index includes companies of the GICS energy sector and sub-industries.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific eligibility requirements.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	17

Description of Indexes (unaudited) (continued)

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Hedged Dividend Index measures the performance of dividend-paying companies in the developed and emerging markets outside of the United States while at the same time neutralizing exposure to fluctuations of foreign currency movements relative to the U.S. dollar.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global ex-U.S. Utilities Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Global Natural Resources Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

18	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree International Sector Indexes, which encompass Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	19

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/15 to 9/30/15” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio Based on the Period 4/1/15 to 9/30/15	Expenses Paid During the Period† 4/1/15 to 9/30/15
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$826.50	0.48%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree China ex-State-Owned Enterprises Fund
Actual	$1,000.00	$784.90	0.59%*	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.59%*	$2.98
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$827.00	0.58%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$790.00	0.63%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Actual	$1,000.00	$823.00	0.58%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Emerging Markets High Dividend Fund
Actual	$1,000.00	$812.10	0.63%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets Quality Dividend Growth Fund
Actual	$1,000.00	$817.10	0.63%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$823.70	0.63%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Global ex-U.S. Hedged Dividend Fund
Actual[1]	$1,000.00	$877.90	0.44%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	0.44%	$2.23
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$870.90	0.58%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$892.80	0.58%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$928.90	0.58%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global High Dividend Fund
Actual	$1,000.00	$890.10	0.58%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$772.60	0.58%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree India Earnings Fund (consolidated)
Actual	$1,000.00	$879.70	0.84%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	0.84%	$4.24

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	21

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio Based on the Period 4/1/15 to 9/30/15	Expenses Paid During the Period† 4/1/15 to 9/30/15
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$938.40	0.88%	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.88%	$4.45
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% effective July 1, 2015 through July 31, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[1]

Fund commenced operations on June 4, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 119/366 (to reflect the period since commencement of operations).

22	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 96.4%
Australia – 20.6%
AGL Energy Ltd.	13,305	$149,215
Amcor Ltd.	17,361	160,566
AMP Ltd.	27,555	107,589
Aurizon Holdings Ltd.	36,549	128,589
Australia & New Zealand Banking Group Ltd.	28,822	548,106
BHP Billiton Ltd.	56,217	877,210
Brambles Ltd.	20,486	140,123
CIMIC Group Ltd.(a)	8,882	146,579
Coca-Cola Amatil Ltd.	22,124	139,985
Commonwealth Bank of Australia	16,600	847,723
Crown Resorts Ltd.	10,784	74,973
CSL Ltd.	2,908	182,159
Fortescue Metals Group Ltd.(a)	92,281	117,944
Insurance Australia Group Ltd.(a)	29,851	101,460
Macquarie Group Ltd.	2,886	155,366
National Australia Bank Ltd.	26,940	567,180
Orica Ltd.(a)	9,309	98,320
Origin Energy Ltd.	15,767	67,542
QBE Insurance Group Ltd.	4,845	43,857
Rio Tinto Ltd.	8,752	298,700
Santos Ltd.(a)	16,232	45,368
Sonic Healthcare Ltd.	8,475	108,616
Suncorp Group Ltd.	14,350	122,842
Telstra Corp., Ltd.	336,003	1,323,725
Wesfarmers Ltd.	25,253	695,524
Westpac Banking Corp.	35,658	743,713
Woodside Petroleum Ltd.	24,569	499,146
Woolworths Ltd.(a)	24,655	430,079

Total Australia		8,922,199
China – 27.2%
Agricultural Bank of China Ltd. Class H	398,000	150,469
Bank of China Ltd. Class H	1,126,255	483,923
Bank of Communications Co., Ltd. Class H	418,955	290,293
Beijing Enterprises Holdings Ltd.	7,000	41,955
China Construction Bank Corp. Class H	3,242,100	2,154,414
China Life Insurance Co., Ltd. Class H	24,396	84,362
China Merchants Bank Co., Ltd. Class H	60,904	146,955
China Merchants Holdings International Co., Ltd.	44,850	131,656
China Mobile Ltd.	334,234	3,959,030
China National Building Material Co., Ltd. Class H(a)	54,973	31,636
China Overseas Land & Investment Ltd.	45,065	136,066
China Petroleum & Chemical Corp. Class H	592,261	359,940
China Resources Power Holdings Co., Ltd.	86,218	196,687
China Shenhua Energy Co., Ltd. Class H	94,736	144,731
China Telecom Corp., Ltd. Class H	799,038	384,567
China Unicom Hong Kong Ltd.	196,345	248,533
CITIC Ltd.(a)	44,000	80,051
CNOOC Ltd.(a)	930,561	952,168
Dongfeng Motor Group Co., Ltd. Class H	84,181	104,818
Fosun International Ltd.(a)	60,500	103,825
Guangdong Investment Ltd.	90,000	133,780

Industrial & Commercial Bank of China Ltd. Class H	1,114,270	$641,240
Lenovo Group Ltd.(a)	103,000	86,785
PetroChina Co., Ltd. Class H	446,919	309,670
PICC Property & Casualty Co., Ltd. Class H	65,444	127,172
Ping An Insurance Group Co. of China Ltd. Class H	18,646	92,267
Sinopharm Group Co., Ltd. Class H	13,251	46,335
Sun Art Retail Group Ltd.(a)	157,225	120,707

Total China		11,744,035
Hong Kong – 7.2%
AIA Group Ltd.	33,925	175,314
BOC Hong Kong Holdings Ltd.	97,889	287,350
CLP Holdings Ltd.	49,104	419,124
Hang Lung Properties Ltd.	33,000	73,920
Hang Seng Bank Ltd.	16,003	287,433
Henderson Land Development Co., Ltd.	19,196	114,184
Hong Kong & China Gas Co., Ltd.	106,062	198,711
Hong Kong Exchanges and Clearing Ltd.	5,135	117,143
MTR Corp., Ltd.	88,765	384,837
New World Development Co., Ltd.	73,409	71,041
Power Assets Holdings Ltd.	37,079	349,736
Sino Land Co., Ltd.	60,924	92,289
SJM Holdings Ltd.(a)	191,276	135,250
Sun Hung Kai Properties Ltd.	16,534	214,407
Swire Properties Ltd.	33,800	93,331
Wharf Holdings Ltd. (The)	20,350	114,222

Total Hong Kong		3,128,292
India – 0.3%
Infosys Ltd. ADR	6,967	133,000
Indonesia – 3.0%
Astra International Tbk PT	698,561	249,145
Bank Central Asia Tbk PT	89,475	74,970
Bank Mandiri Persero Tbk PT	149,424	80,832
Bank Rakyat Indonesia Persero Tbk PT	159,000	93,881
Indocement Tunggal Prakarsa Tbk PT	91,800	103,079
Perusahaan Gas Negara Persero Tbk PT	486,700	84,051
Semen Indonesia Persero Tbk PT	61,833	38,197
Telekomunikasi Indonesia Persero Tbk PT	1,530,900	276,398
Unilever Indonesia Tbk PT	90,835	235,613
United Tractors Tbk PT	58,000	69,184

Total Indonesia		1,305,350
Malaysia – 5.8%
Astro Malaysia Holdings Bhd	99,500	63,832
Axiata Group Bhd	134,300	177,203
British American Tobacco Malaysia Bhd	7,000	96,057
DiGi.Com Bhd	163,500	206,432
Genting Malaysia Bhd	78,440	74,055
IOI Corp. Bhd	147,600	136,662
Kuala Lumpur Kepong Bhd	17,300	85,403
Malayan Banking Bhd	102,094	198,811
Maxis Bhd	226,100	336,906
Petronas Chemicals Group Bhd	116,408	162,599

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2015

Investments	Shares	Value

Petronas Dagangan Bhd	18,000	$89,350
Petronas Gas Bhd	27,300	136,384
Public Bank Bhd	32,490	129,494
Sime Darby Bhd	107,600	190,685
Telekom Malaysia Bhd	67,700	102,880
Tenaga Nasional Bhd	62,500	170,904
YTL Corp. Bhd	381,000	138,679

Total Malaysia		2,496,336
Philippines – 2.0%
Aboitiz Equity Ventures, Inc.	126,350	155,978
Aboitiz Power Corp.	139,600	129,027
Manila Electric Co.	9,650	61,195
Philippine Long Distance Telephone Co.	6,770	317,208
SM Investments Corp.	6,786	129,288
Universal Robina Corp.	23,020	94,562

Total Philippines		887,258
Singapore – 6.6%
DBS Group Holdings Ltd.	22,817	260,119
Hutchison Port Holdings Trust(a)	330,007	181,504
Jardine Cycle & Carriage Ltd.	6,878	130,701
Keppel Corp., Ltd.(a)	36,484	173,966
Oversea-Chinese Banking Corp., Ltd.(a)	22,001	136,007
Sembcorp Industries Ltd.(a)	44,716	108,810
Sembcorp Marine Ltd.(a)	52,357	84,322
Singapore Airlines Ltd.	30,457	229,193
Singapore Press Holdings Ltd.(a)	45,200	122,068
Singapore Technologies Engineering Ltd.(a)	76,225	159,752
Singapore Telecommunications Ltd.	348,177	881,523
StarHub Ltd.(a)	44,100	107,311
United Overseas Bank Ltd.	9,774	127,511
Wilmar International Ltd.	78,800	142,426

Total Singapore		2,845,213
South Korea – 6.4%
Coway Co., Ltd.	831	58,681
Hyundai Mobis Co., Ltd.	507	99,022
Hyundai Motor Co.	1,317	182,222
Kangwon Land, Inc.	2,649	94,535
KB Financial Group, Inc.	1,868	55,553
Kia Motors Corp.	2,589	117,076
Korea Zinc Co., Ltd.	166	65,193
KT&G Corp.	2,617	246,178
LG Chem Ltd.	628	151,265
LG Corp.	1,678	86,215
LG Household & Health Care Ltd.	59	42,509
POSCO	1,206	171,443
Samsung Electronics Co., Ltd.	946	905,057
Samsung Heavy Industries Co., Ltd.	2,680	27,811
Samsung Life Insurance Co., Ltd.	594	49,563
SK Holdings Co., Ltd.	453	93,252
SK Telecom Co., Ltd.	473	104,951
SK Telecom Co., Ltd. ADR(a)	8,459	206,400

Total South Korea		2,756,926

Taiwan – 12.2%
Advanced Semiconductor Engineering, Inc.	126,175	$135,266
Asustek Computer, Inc.	24,740	212,256
Cathay Financial Holding Co., Ltd.	73,614	100,492
Cheng Shin Rubber Industry Co., Ltd.	77,948	127,832
China Steel Corp.(a)	219,078	127,744
Chunghwa Telecom Co., Ltd.	97,436	292,360
CTBC Financial Holding Co., Ltd.	45,805	23,579
Delta Electronics, Inc.	40,000	187,078
Far Eastern New Century Corp.	129,683	115,396
Far EasTone Telecommunications Co., Ltd.	82,000	176,813
First Financial Holding Co., Ltd.	66,112	30,117
Formosa Chemicals & Fibre Corp.	88,685	179,915
Formosa Petrochemical Corp.	164,511	391,199
Formosa Plastics Corp.	69,444	146,364
Fubon Financial Holding Co., Ltd.	70,803	110,309
Hon Hai Precision Industry Co., Ltd.	135,120	351,265
Hua Nan Financial Holdings Co., Ltd.	86,536	40,210
MediaTek, Inc.	27,000	199,666
Nan Ya Plastics Corp.	128,537	217,042
President Chain Store Corp.	15,000	93,387
Quanta Computer, Inc.	115,000	199,423
Taiwan Cement Corp.	116,772	118,270
Taiwan Mobile Co., Ltd.	98,100	299,417
Taiwan Semiconductor Manufacturing Co., Ltd.	306,241	1,209,060
Uni-President Enterprises Corp.	82,346	142,547
Yuanta Financial Holding Co., Ltd.	80,159	29,700

Total Taiwan		5,256,707
Thailand – 5.1%
Advanced Info Service PCL	65,900	410,343
Advanced Info Service PCL NVDR	14,800	92,156
Airports of Thailand PCL NVDR	17,484	135,363
Bangkok Bank PCL NVDR	12,700	55,986
Charoen Pokphand Foods PCL	92,399	52,698
CP ALL PCL	84,900	111,695
Intouch Holdings PCL NVDR	88,585	177,560
Krung Thai Bank PCL NVDR	142,100	66,949
PTT Exploration & Production PCL	79,513	153,352
PTT Global Chemical PCL	132,394	196,065
PTT PCL	46,600	308,142
PTT PCL NVDR	8,300	54,883
Siam Cement PCL (The) NVDR	17,771	227,187
Siam Commercial Bank PCL (The)	21,700	80,116
Total Access Communication PCL NVDR	42,881	68,229

Total Thailand		2,190,724
TOTAL COMMON STOCKS (Cost: $48,449,889)		41,666,040
RIGHTS – 0.0%
China – 0.0%
Fosun International Ltd., expiring 10/19/15* (Cost $0)	7,616	0

See Notes to Financial Statements.

24	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2015

Investments	Shares	Value

EXCHANGE-TRADED FUNDS AND NOTES – 3.3%
United States – 3.3%
iPath MSCI India Index ETN*(a)	19,033	$1,259,604
WisdomTree Global ex-U.S. Real Estate Fund(b)	5,506	143,156

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,204,914)		1,402,760
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.5%
United States – 9.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $4,091,789)(d)	4,091,789	4,091,789
TOTAL INVESTMENTS IN SECURITIES – 109.2% (Cost: $53,746,592)		47,160,589
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.2)%		(3,957,987)

NET ASSETS – 100.0%		$43,202,602
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $4,054,750 and the total market value of the collateral held by the Fund was $4,274,062. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $182,273.

ADR – American Depositary Receipt

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	25

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.6%
China – 99.6%
Auto Components – 0.9%
Minth Group Ltd.	24,000	$42,797
Xinyi Glass Holdings Ltd.	76,000	33,930

Total Auto Components		76,727
Automobiles – 3.5%
Byd Co., Ltd. Class H*(a)	20,500	108,054
Geely Automobile Holdings Ltd.	170,000	80,942
Great Wall Motor Co., Ltd. Class H	100,500	111,003

Total Automobiles		299,999
Banks – 2.8%
China Minsheng Banking Corp., Ltd. Class H	256,000	235,849
Chemicals – 0.3%
Huabao International Holdings Ltd.	77,000	24,342
Communications Equipment – 0.4%
ZTE Corp. Class H	15,400	35,052
Diversified Consumer Services – 1.1%
New Oriental Education & Technology Group, Inc. ADR	3,030	61,236
TAL Education Group ADR*	1,117	35,912

Total Diversified Consumer Services		97,148
Electronic Equipment, Instruments & Components – 1.7%
AAC Technologies Holdings, Inc.(a)	15,500	96,499
Kingboard Chemical Holdings Ltd.	16,500	19,992
Sunny Optical Technology Group Co., Ltd.	12,000	23,814

Total Electronic Equipment, Instruments & Components		140,305
Food & Staples Retailing – 0.8%
Sun Art Retail Group Ltd.(a)	93,000	71,400
Food Products – 6.3%
Tingyi Cayman Islands Holding Corp.	86,000	136,711
Uni-President China Holdings Ltd.(a)	55,000	53,083
Want Want China Holdings Ltd.	267,000	219,111
WH Group Ltd.*(b)	247,000	122,384

Total Food Products		531,289
Health Care Equipment & Supplies – 1.2%
Mindray Medical International Ltd. ADR	3,017	65,982
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	60,000	37,780

Total Health Care Equipment & Supplies		103,762
Household Durables – 0.9%
Haier Electronics Group Co., Ltd.	47,000	78,353
Insurance – 10.1%
Ping An Insurance Group Co. of China Ltd. Class H	172,500	853,591
Internet & Catalog Retail – 13.8%
Ctrip.com International Ltd. ADR*	3,654	230,860
JD.com, Inc. ADR*	30,878	804,681
Vipshop Holdings Ltd. ADR*(a)	8,279	139,087

Total Internet & Catalog Retail		1,174,628

Internet Software & Services – 32.2%
Alibaba Group Holding Ltd. ADR*	22,130	$1,305,006
Baidu, Inc. ADR*	2,926	402,062
Bitauto Holdings Ltd. ADR*	827	24,620
NetEase, Inc. ADR	1,403	168,528
Qihoo 360 Technology Co., Ltd. ADR*	1,564	74,806
SINA Corp.*	1,503	60,300
Sohu.com, Inc.*	614	25,358
SouFun Holdings Ltd. ADR	5,166	34,096
Tencent Holdings Ltd.	32,400	540,554
Youku Tudou, Inc. ADR*	3,409	60,101
YY, Inc. ADR*	621	33,869

Total Internet Software & Services		2,729,300
Life Sciences Tools & Services – 1.4%
WuXi PharmaTech Cayman, Inc. ADR*	2,776	119,951
Machinery – 1.4%
China Conch Venture Holdings Ltd.	38,363	81,379
Haitian International Holdings Ltd.	24,000	39,576

Total Machinery		120,955
Paper & Forest Products – 1.0%
Lee & Man Paper Manufacturing Ltd.	83,000	41,982
Nine Dragons Paper Holdings Ltd.	75,000	38,806

Total Paper & Forest Products		80,788
Personal Products – 3.2%
Hengan International Group Co., Ltd.	27,500	267,369
Pharmaceuticals – 3.5%
China Medical System Holdings Ltd.	55,000	62,948
Luye Pharma Group Ltd.*	61,107	54,326
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	12,500	39,113
Sihuan Pharmaceutical Holdings Group Ltd.†	47,000	21,395
Sino Biopharmaceutical Ltd.	100,000	122,838

Total Pharmaceuticals		300,620
Real Estate Management & Development – 6.2%
China Vanke Co., Ltd. Class H	47,976	102,389
Country Garden Holdings Co., Ltd.	268,000	96,479
Evergrande Real Estate Group Ltd.(a)	163,000	92,541
Guangzhou R&F Properties Co., Ltd. Class H	41,600	37,681
Longfor Properties Co., Ltd.	44,500	56,041
Shimao Property Holdings Ltd.	43,500	65,222
SOHO China Ltd.	87,500	33,984
Sunac China Holdings Ltd.	73,000	38,054

Total Real Estate Management & Development		522,391
Road & Rail – 0.5%
CAR, Inc.*	28,635	41,234
Semiconductors & Semiconductor Equipment – 1.2%
GCL-Poly Energy Holdings Ltd.*(a)	161,000	30,953
Hanergy Thin Film Power Group Ltd.*†	502,000	70,294

Total Semiconductors & Semiconductor Equipment		101,247

See Notes to Financial Statements.

26	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2015

Investments	Shares	Value

Software – 0.2%
Kingsoft Corp., Ltd.	8,000	$15,587
Specialty Retail – 0.7%
GOME Electrical Appliances Holding Ltd.	410,000	62,425
Textiles, Apparel & Luxury Goods – 4.3%
ANTA Sports Products Ltd.	42,000	108,386
Belle International Holdings Ltd.	185,000	159,935
Shenzhou International Group Holdings Ltd.	19,000	97,819

Total Textiles, Apparel & Luxury Goods		366,140
TOTAL COMMON STOCKS (Cost: $10,665,038)		8,450,452
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%
United States – 5.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $465,220)(d)	465,220	465,220
TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $11,130,258)		8,915,672
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.1)%		(428,647)

NET ASSETS – 100.0%		$8,487,025
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $91,689, which represents 1.1% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $503,700 and the total market value of the collateral held by the Fund was $538,580. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $73,360.

ADR – American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	27

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 11.8%
AGL Energy Ltd.	1,307	$14,658
Amcor Ltd.	1,508	13,947
AMP Ltd.	3,740	14,603
Australia & New Zealand Banking Group Ltd.	4,739	90,121
BHP Billiton Ltd.	5,420	84,574
Coca-Cola Amatil Ltd.	2,023	12,800
Commonwealth Bank of Australia(a)	2,692	137,474
CSL Ltd.	256	16,036
Fortescue Metals Group Ltd.(a)	8,539	10,914
Insurance Australia Group Ltd.(a)	4,637	15,761
Macquarie Group Ltd.	387	20,834
National Australia Bank Ltd.	4,489	94,509
Origin Energy Ltd.	1,471	6,301
Rio Tinto Ltd.	764	26,075
Suncorp Group Ltd.	2,098	17,960
Telstra Corp., Ltd.	31,295	123,290
Wesfarmers Ltd.(a)	2,363	65,082
Westpac Banking Corp.	5,269	109,895
Woodside Petroleum Ltd.(a)	2,260	45,914
Woolworths Ltd.(a)	2,319	40,452

Total Australia		961,200
Brazil – 9.2%
Ambev S.A.	46,750	228,000
Banco Bradesco S.A.	3,876	22,992
Banco do Brasil S.A.	9,306	35,523
Banco Santander Brasil S.A.	7,430	23,529
BB Seguridade Participacoes S.A.	4,670	29,097
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	3,950	10,991
BRF S.A.	1,019	18,064
CCR S.A.	7,015	21,440
Cia Siderurgica Nacional S.A.	9,415	9,269
Cielo S.A.	5,274	48,555
CPFL Energia S.A.*	4,494	16,782
Itau Unibanco Holding S.A.	6,550	40,334
Natura Cosmeticos S.A.	1,659	8,124
Petroleo Brasileiro S.A.*	18,933	40,605
Porto Seguro S.A.	1,908	14,423
Souza Cruz S.A.	6,789	45,693
Tim Participacoes S.A.	6,514	12,286
Transmissora Alianca de Energia Eletrica S.A.	3,627	17,370
Ultrapar Participacoes S.A.	1,462	24,526
Vale S.A.	20,247	84,304

Total Brazil		751,907
Canada – 12.7%
Bank of Montreal	972	52,765
Bank of Nova Scotia (The)	1,801	79,028
BCE, Inc.	2,285	93,091
Canadian Imperial Bank of Commerce(a)	617	44,125
Canadian Natural Resources Ltd.	1,470	28,496
Crescent Point Energy Corp.(a)	1,796	20,456

Enbridge, Inc.	1,291	$47,713
Great-West Lifeco, Inc.	1,528	36,436
Husky Energy, Inc.(a)	2,515	39,037
Manulife Financial Corp.	1,935	29,789
Potash Corp. of Saskatchewan, Inc.	2,104	43,047
Power Financial Corp.(a)	1,193	27,229
Rogers Communications, Inc. Class B	1,271	43,590
Royal Bank of Canada(a)	2,002	110,187
Sun Life Financial, Inc.(a)	909	29,181
Suncor Energy, Inc.	2,193	58,379
TELUS Corp.	1,341	42,059
Thomson Reuters Corp.	1,733	69,335
Toronto-Dominion Bank (The)	2,494	97,848
TransCanada Corp.(a)	1,456	45,829

Total Canada		1,037,620
Chile – 12.8%
Administradora de Fondos de Pensiones Habitat S.A.	8,446	9,844
Aguas Andinas S.A. Class A	46,329	24,043
Banco de Chile	1,136,759	118,210
Banco de Credito e Inversiones	976	39,523
Banco Santander Chile	2,467,630	111,556
CAP S.A.	2,857	7,487
Cencosud S.A.	15,351	29,823
Cia Cervecerias Unidas S.A.	2,672	29,396
Corpbanca S.A.	3,404,261	29,916
Empresa Nacional de Electricidad S.A.	90,295	106,033
Empresa Nacional de Telecomunicaciones S.A.	4,701	44,282
Empresas CMPC S.A.	10,579	27,164
Empresas COPEC S.A.	10,786	97,639
Enersis S.A.	698,858	175,588
Inversiones Aguas Metropolitanas S.A.	19,404	26,752
Inversiones La Construccion S.A.	1,638	17,625
S.A.C.I. Falabella	18,179	112,383
Sociedad Matriz del Banco de Chile S.A. Class B	73,003	20,208
SONDA S.A.	9,262	13,830

Total Chile		1,041,302
New Zealand – 14.7%
Air New Zealand Ltd.	52,666	82,710
Auckland International Airport Ltd.	35,809	111,786
Fisher & Paykel Healthcare Corp., Ltd.	21,811	99,063
Fletcher Building Ltd.	40,719	177,126
Fonterra Co-operative Group Ltd.(a)	1,390	4,837
Heartland New Zealand Ltd.(a)	15,345	10,994
Kathmandu Holdings Ltd.(a)	12,705	11,378
Mainfreight Ltd.	2,405	23,308
Metlifecare Ltd.	2,033	5,501
Nuplex Industries Ltd.	11,150	27,746
Ryman Healthcare Ltd.	9,516	44,499
Sky Network Television Ltd.(a)	31,623	94,066
SKYCITY Entertainment Group Ltd.	46,602	111,494
Spark New Zealand Ltd.	158,213	301,603
Summerset Group Holdings Ltd.	4,615	10,421

See Notes to Financial Statements.

28	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2015

Investments	Shares	Value

Tower Ltd.(a)	9,646	$12,341
Trade Me Group Ltd.	29,383	68,795

Total New Zealand		1,197,668
Norway – 13.5%
Aker ASA Class A	599	10,393
Atea ASA*	1,429	13,109
DNB ASA	4,511	58,543
Gjensidige Forsikring ASA	2,909	39,082
Kongsberg Gruppen ASA	520	7,498
Leroy Seafood Group ASA	393	14,098
Marine Harvest ASA*	6,419	81,573
Norsk Hydro ASA	7,549	25,098
Orkla ASA	7,799	57,693
Petroleum Geo-Services ASA(a)	2,581	9,903
Salmar ASA	1,382	21,791
SpareBank 1 SR-Bank ASA	808	4,016
Statoil ASA	28,875	420,092
Telenor ASA	12,935	240,958
TGS Nopec Geophysical Co. ASA(a)	941	17,353
Veidekke ASA	1,032	11,524
Wilh. Wilhelmsen ASA	1,020	4,377
Yara International ASA	1,518	60,418

Total Norway		1,097,519
Russia – 12.8%
Gazprom Neft OAO ADR	2,983	32,813
Gazprom PAO ADR	48,886	196,522
Lukoil PJSC ADR	4,109	139,542
Magnit PJSC GDR Reg S	492	23,503
MegaFon PJSC GDR Reg S	3,161	38,406
MMC Norilsk Nickel PJSC ADR	8,377	120,168
Mobile TeleSystems PJSC ADR	7,398	53,414
NovaTek OAO GDR Reg S	570	52,725
Novolipetsk Steel OJSC GDR Reg S	1,319	15,103
PhosAgro OAO GDR Reg S	998	13,772
Rosneft OAO GDR Reg S	47,309	174,570
Rostelecom PJSC ADR	1,036	8,205
RusHydro PJSC ADR	5,675	5,334
Sberbank of Russia ADR	11,825	58,362
Severstal PAO GDR Reg S	1,706	18,084
Sistema JSFC GDR Reg S	5,442	37,441
Tatneft PAO ADR	1,087	30,382
VTB Bank PJSC GDR Reg S	10,072	20,345

Total Russia		1,038,691
South Africa – 11.9%
Barclays Africa Group Ltd.	5,073	62,445
Bidvest Group Ltd. (The)(a)	1,492	35,201
Coronation Fund Managers Ltd.	2,170	10,247
Exxaro Resources Ltd.(a)	2,837	10,772
FirstRand Ltd.	25,502	90,650
Imperial Holdings Ltd.	1,502	18,417
Liberty Holdings Ltd.	1,507	13,760
MMI Holdings Ltd.	9,084	15,629
MTN Group Ltd.	13,672	176,005

Naspers Ltd. Class N	229	$28,663
Nedbank Group Ltd.	2,423	38,499
Remgro Ltd.	814	14,842
RMB Holdings Ltd.	6,302	30,045
Sanlam Ltd.	7,343	31,757
Sasol Ltd.(a)	3,935	110,306
Shoprite Holdings Ltd.	2,275	25,858
Standard Bank Group Ltd.	7,530	73,519
Vodacom Group Ltd.	15,002	149,185
Woolworths Holdings Ltd.	4,754	33,282

Total South Africa		969,082
TOTAL COMMON STOCKS (Cost: $11,824,444)		8,094,989
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.1%
United States – 8.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b) (Cost: $657,438)(c)	657,438	657,438
TOTAL INVESTMENTS IN SECURITIES – 107.5% (Cost: $12,481,882)		8,752,427
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.5)%		(609,252)

NET ASSETS – 100.0%		$8,143,175
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $760,562 and the total market value of the collateral held by the Fund was $801,088. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $143,650.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	29

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.7%
Brazil – 13.8%
AES Tiete S.A.	8,692	$30,713
Ambev S.A.	163,612	797,937
Arteris S.A.	4,658	11,113
BB Seguridade Participacoes S.A.	12,322	76,774
CCR S.A.	12,198	37,281
Cia Hering	4,560	16,090
CVC Brasil Operadora e Agencia de Viagens S.A.	2,104	7,292
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	16,608	34,493
Direcional Engenharia S.A.	8,266	7,515
Estacio Participacoes S.A.	1,878	6,650
Even Construtora e Incorporadora S.A.	16,004	13,826
Ez Tec Empreendimentos e Participacoes S.A.	9,037	26,235
Grendene S.A.	7,190	31,833
Guararapes Confeccoes S.A.	1,328	16,342
Helbor Empreendimentos S.A.	12,924	6,232
Localiza Rent a Car S.A.	2,180	13,380
Lojas Americanas S.A.	11,572	34,263
Lojas Renner S.A.	7,890	36,458
M. Dias Branco S.A.	1,278	18,647
Magazine Luiza S.A.	5,486	2,480
MRV Engenharia e Participacoes S.A.	15,582	23,831
Natura Cosmeticos S.A.	6,312	30,910
Porto Seguro S.A.	7,514	56,799
Sonae Sierra Brasil S.A.	1,654	6,023
Souza Cruz S.A.	22,166	149,185
Sul America S.A.	5,836	26,161
Tecnisa S.A.	13,826	10,764
Tractebel Energia S.A.	6,388	54,159
Via Varejo S.A.	14,980	14,897

Total Brazil		1,598,283
Chile – 3.4%
Administradora de Fondos de Pensiones Habitat S.A.	11,009	12,831
Cencosud S.A.	39,186	76,129
Cia Cervecerias Unidas S.A.	6,146	67,614
Empresa Nacional de Telecomunicaciones S.A.	3,736	35,192
S.A.C.I. Falabella	31,544	195,005

Total Chile		386,771
China – 28.2%
Air China Ltd. Class H	90,000	70,954
Anhui Expressway Co., Ltd. Class H	26,000	21,135
Baidu, Inc. ADR*	889	122,158
Bank of Chongqing Co., Ltd. Class H	67,500	46,596
China Life Insurance Co., Ltd. Class H	151,000	522,164
China Pacific Insurance Group Co., Ltd. Class H	45,800	169,311
China Southern Airlines Co., Ltd. Class H	98,000	71,951
Chongqing Rural Commercial Bank Co., Ltd. Class H(a)	232,900	131,325
Datang International Power Generation Co., Ltd. Class H	126,000	47,636

Dongfeng Motor Group Co., Ltd. Class H	206,000	$256,502
Fuguiniao Co., Ltd. Class H(a)	11,200	16,995
Great Wall Motor Co., Ltd. Class H	184,500	203,782
Guangzhou Automobile Group Co., Ltd. Class H(a)	86,000	70,020
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H(a)	6,000	15,406
Guangzhou R&F Properties Co., Ltd. Class H(a)	129,600	117,392
Haitong Securities Co., Ltd. Class H(a)	46,000	66,240
Hisense Kelon Electrical Holdings Co., Ltd. Class H*	39,000	19,525
Huaneng Power International, Inc. Class H	166,000	178,422
Huishang Bank Corp., Ltd. Class H	125,000	54,677
Jiangsu Expressway Co., Ltd. Class H	48,000	61,130
Livzon Pharmaceutical Group, Inc. Class H†	2,210	11,406
NetEase, Inc. ADR	924	110,991
New China Life Insurance Co., Ltd. Class H	22,500	96,677
Ping An Insurance Group Co. of China Ltd. Class H	126,000	623,493
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	11,978	37,479
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	18,600	38,784
SouFun Holdings Ltd. ADR	3,337	22,024
Tsingtao Brewery Co., Ltd. Class H(a)	8,000	34,993
Wumart Stores, Inc. Class H*(a)	19,000	7,649
Xinhua Winshare Publishing and Media Co., Ltd. Class H	20,000	15,742

Total China		3,262,559
India – 3.4%
Apollo Tyres Ltd.	12,613	34,578
Bajaj Auto Ltd.	1,502	52,906
Hindustan Unilever Ltd.	5,097	63,266
ITC Ltd.	16,352	81,909
Tata Motors Ltd. ADR*	3,715	83,588
Union Bank of India	12,981	34,648
Zee Entertainment Enterprises Ltd.	7,388	44,172

Total India		395,067
Indonesia – 7.1%
Ace Hardware Indonesia Tbk PT	209,600	7,225
Astra International Tbk PT	844,400	301,160
Bank Danamon Indonesia Tbk PT	180,600	35,688
Bank Negara Indonesia Persero Tbk PT	266,200	75,136
Bekasi Fajar Industrial Estate Tbk PT	277,700	5,232
Bumi Serpong Damai Tbk PT	317,900	30,488
Ciputra Development Tbk PT	156,886	8,728
Erajaya Swasembada Tbk PT	104,300	3,987
Gudang Garam Tbk PT	23,100	66,225
Indofood CBP Sukses Makmur Tbk PT	52,300	44,268
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	150,700	5,040
Lippo Cikarang Tbk PT*	11,700	5,331
Media Nusantara Citra Tbk PT	186,300	20,855
Modernland Realty Tbk PT	837,400	24,808
Panin Financial Tbk PT*	828,000	10,852
Summarecon Agung Tbk PT	142,500	10,894
Surya Citra Media Tbk PT	109,100	20,405
Surya Semesta Internusa Tbk PT	242,900	11,192

See Notes to Financial Statements.

30	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2015

Investments	Shares	Value

Tiga Pilar Sejahtera Food Tbk	75,614	$7,484
Unilever Indonesia Tbk PT	49,600	128,655

Total Indonesia		823,653
Malaysia – 3.3%
Aeon Co. M Bhd	19,400	11,916
Astro Malaysia Holdings Bhd	42,600	27,329
British American Tobacco Malaysia Bhd	2,900	39,795
Genting Bhd	60,200	99,563
Genting Malaysia Bhd	99,000	93,465
Kulim Malaysia Bhd	21,300	14,779
Mah Sing Group Bhd	29,962	8,929
MKH Bhd	18,500	9,554
Padini Holdings Bhd	24,800	7,616
Sunway Bhd	37,800	27,088
Sunway Construction Group Bhd*	35,440	9,433
UMW Holdings Bhd	15,200	26,003

Total Malaysia		375,470
Mexico – 3.6%
Coca-Cola Femsa S.A.B. de C.V. Series L	21,640	150,066
Consorcio ARA S.A.B. de C.V.*	26,976	9,710
Controladora Comercial Mexicana S.A.B. de C.V.	17,432	50,496
Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,034	7,863
Grupo Herdez S.A.B. de C.V.	5,210	13,745
Grupo Sanborns S.A.B. de C.V.	37,146	59,357
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	37,720	85,092
Megacable Holdings S.A.B. de C.V. Series CPO	8,354	30,312
TV Azteca S.A.B. de C.V. Series CPO	64,846	10,217

Total Mexico		416,858
Philippines – 1.8%
Jollibee Foods Corp.	4,750	19,593
LT Group, Inc.	135,800	29,287
Metropolitan Bank & Trust Co.	40,705	71,064
Robinsons Retail Holdings, Inc.	13,010	20,305
Travellers International Hotel Group, Inc.	61,700	4,409
Universal Robina Corp.	15,790	64,863

Total Philippines		209,521
Poland – 0.3%
CCC S.A.	252	10,865
Eurocash S.A.	1,751	20,574

Total Poland		31,439
Russia – 2.8%
Magnit PJSC GDR Reg S	4,451	212,624
MegaFon PJSC GDR Reg S	8,968	108,961

Total Russia		321,585
South Africa – 10.7%
Adcock Ingram Holdings Ltd.	2,510	9,058
Capitec Bank Holdings Ltd.	1,418	51,379
City Lodge Hotels Ltd.	649	6,736
Clicks Group Ltd.	4,183	27,176
Distell Group Ltd.	3,238	40,747
Famous Brands Ltd.	1,846	18,024

Foschini Group Ltd. (The)	5,163	$52,399
Hudaco Industries Ltd.	589	4,627
Imperial Holdings Ltd.	4,870	59,714
Life Healthcare Group Holdings Ltd.	6,617	17,041
Massmart Holdings Ltd.	2,807	21,945
Mr. Price Group Ltd.	3,056	42,656
MTN Group Ltd.	17,432	224,409
Pick n Pay Holdings Ltd.	7,925	16,134
Pick n Pay Stores Ltd.	3,734	17,904
Resilient Property Income Fund Ltd.	5,925	49,711
RMB Holdings Ltd.	18,089	86,239
Shoprite Holdings Ltd.	6,750	76,722
SPAR Group Ltd. (The)	3,158	42,253
Super Group Ltd.*	8,739	18,278
Tiger Brands Ltd.	2,189	48,252
Truworths International Ltd.	8,587	52,800
Tsogo Sun Holdings Ltd.	20,644	36,131
Vodacom Group Ltd.	14,789	147,067
Woolworths Holdings Ltd.	10,087	70,617

Total South Africa		1,238,019
South Korea – 5.5%
Amorepacific Corp.	275	89,323
CJ Hellovision Co., Ltd.	1,709	16,148
Grand Korea Leisure Co., Ltd.	973	27,295
GS Home Shopping, Inc.	136	21,800
Hanssem Co., Ltd.	103	24,809
Kangwon Land, Inc.	2,149	76,692
KT Skylife Co., Ltd.	1,166	20,019
KT&G Corp.	1,370	128,875
LF Corp.	816	22,546
Modetour Network, Inc.	368	11,907
Muhak Co., Ltd.*	470	18,656
NAVER Corp.	353	152,779
Nexen Tire Corp.	2,493	30,182

Total South Korea		641,031
Taiwan – 2.7%
Cathay Real Estate Development Co., Ltd.	44,000	18,908
Cheng Shin Rubber Industry Co., Ltd.	70,000	114,798
Grape King Bio Ltd.	2,000	9,931
Kenda Rubber Industrial Co., Ltd.	18,150	25,907
Merida Industry Co., Ltd.	4,000	21,502
President Chain Store Corp.	10,000	62,258
Shining Building Business Co., Ltd.*	19,300	6,184
Sinyi Realty, Inc.	20,870	17,652
Yulon Nissan Motor Co., Ltd.	5,000	37,658

Total Taiwan		314,798
Thailand – 4.5%
Advanced Info Service PCL NVDR	22,900	142,593
Amata Corp. PCL NVDR	28,100	9,600
AP Thailand PCL NVDR	73,370	10,916
Asia Plus Group Holdings PCL NVDR	74,600	7,564
Bangkok Expressway PCL NVDR	22,100	22,073
BEC World PCL NVDR	25,300	22,306

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2015

Investments	Shares	Value

Big C Supercenter PCL NVDR	8,700	$48,180
BTS Group Holdings PCL NVDR	149,600	40,187
CP ALL PCL NVDR	64,000	84,199
Erawan Group PCL (The) NVDR	59,900	6,106
GFPT PCL NVDR	12,600	3,350
Home Product Center PCL NVDR	109,359	20,640
Jasmine International PCL NVDR	83,200	12,837
Major Cineplex Group PCL NVDR	10,800	9,522
Minor International PCL NVDR	27,420	21,720
RS PCL NVDR	22,200	6,422
Supalai PCL NVDR	32,300	16,286
Thai Vegetable Oil PCL NVDR	18,900	14,841
TICON Industrial Connection PCL NVDR	5,400	1,726
Total Access Communication PCL NVDR	11,700	18,616

Total Thailand		519,684
Turkey – 8.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	7,520	53,027
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	1,610	9,119
BIM Birlesik Magazalar AS	2,343	41,517
Bizim Toptan Satis Magazalari AS	1,750	7,340
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,671	15,715
Coca-Cola Icecek AS	3,182	36,363
Dogus Otomotiv Servis ve Ticaret AS	6,961	22,301
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	78,433	65,021
Ford Otomotiv Sanayi AS	6,959	74,238
Goodyear Lastikleri TAS	384	7,673
Is Gayrimenkul Yatirim Ortakligi AS	8,828	4,082
NET Holding AS*	17,582	18,176
Otokar Otomotiv ve Savunma Sanayi AS	290	7,528
Tofas Turk Otomobil Fabrikasi AS	9,760	57,862
Turk Telekomunikasyon AS	34,992	68,996
Turkcell Iletisim Hizmetleri AS	30,987	107,972
Turkiye Halk Bankasi AS	34,469	114,982
Turkiye Sinai Kalkinma Bankasi AS	37,537	17,481
Turkiye Vakiflar Bankasi Tao Class D(a)	70,414	89,071
Ulker Biskuvi Sanayi AS	3,371	21,321
Yapi ve Kredi Bankasi AS	134,000	149,147

Total Turkey		988,932
TOTAL COMMON STOCKS (Cost: $14,331,668)		11,523,670
RIGHTS – 0.0%
South Africa – 0.0%
Super Group Ltd., expiring 10/9/15* (Cost $0)	1,023	255
WARRANTS – 0.0%
South Africa – 0.0%
Adcock Ingram Holdings Ltd., 7/26/19*(a) (Cost: $0)	182	73

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b) (Cost: $443,774)(c)	443,774	$443,774
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $14,775,442)		11,967,772
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.5)%		(406,433)

NET ASSETS – 100.0%		$11,561,339

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $11,406, which represents 0.1% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $410,604 and the total market value of the collateral held by the Fund was $443,774.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

32	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 7.5%
Ambev S.A.	5,582	$27,223
Banco Bradesco S.A.	1,061	6,294
Banco Santander Brasil S.A.	645	2,043
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	2,561	7,126
BR Malls Participacoes S.A.	895	2,351
BRF S.A.	767	13,597
CCR S.A.	1,315	4,019
CETIP S.A. – Mercados Organizados	335	2,768
Cia Hering	1,400	4,940
Cielo S.A.	774	7,126
Cosan Logistica S.A.	1,279	373
Cosan S.A. Industria e Comercio	216	1,092
CPFL Energia S.A.*	416	1,554
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	326	677
Duratex S.A.	598	883
EcoRodovias Infraestrutura e Logistica S.A.	1,279	1,959
EDP – Energias do Brasil S.A.	382	1,101
Embraer S.A.	911	5,834
Equatorial Energia S.A.	263	2,236
Estacio Participacoes S.A.	410	1,452
Hypermarcas S.A.*	504	1,934
Itau Unibanco Holding S.A.	396	2,438
Itausa – Investimentos Itau S.A.	794	1,517
JBS S.A.	839	3,540
Klabin S.A.	933	5,127
Kroton Educacional S.A.	1,891	3,661
Lojas Renner S.A.	955	4,413
M. Dias Branco S.A.	147	2,145
Multiplan Empreendimentos Imobiliarios S.A.	119	1,267
Odontoprev S.A.	51	122
Porto Seguro S.A.	119	900
Raia Drogasil S.A.	263	2,582
Rumo Logistica Operadora Multimodal S.A.*	800	1,207
Souza Cruz S.A.	504	3,392
Sul America S.A.	360	1,614
Tim Participacoes S.A.	1,533	2,891
Tractebel Energia S.A.	288	2,442
Ultrapar Participacoes S.A.	670	11,240
WEG S.A.	911	3,535

Total Brazil		150,615
Chile – 1.9%
Aguas Andinas S.A. Class A	4,202	2,181
AntarChile S.A.	122	1,199
Banco de Credito e Inversiones	16	648
Banco Santander Chile	56,167	2,539
Cencosud S.A.	1,395	2,710
Cia Cervecerias Unidas S.A.	213	2,343
Colbun S.A.	10,863	2,793
Corpbanca S.A.	169,909	1,493
Empresa Nacional de Electricidad S.A.	3,081	3,618

Empresa Nacional de Telecomunicaciones S.A.	114	$1,074
Empresas CMPC S.A.	1,256	3,225
Empresas COPEC S.A.	434	3,929
Enersis S.A.	17,264	4,338
S.A.C.I. Falabella	871	5,384
SONDA S.A.	357	533

Total Chile		38,007
China – 20.8%
21Vianet Group, Inc. ADR*	88	1,609
58.com, Inc. ADR*	18	847
AAC Technologies Holdings, Inc.	1,000	6,226
ANTA Sports Products Ltd.	1,000	2,580
Baidu, Inc. ADR*	327	44,933
Belle International Holdings Ltd.	8,000	6,916
Byd Co., Ltd. Class H*	1,000	5,271
China Conch Venture Holdings Ltd.	1,400	2,970
China Huishan Dairy Holdings Co., Ltd.	10,000	3,600
China Minsheng Banking Corp., Ltd. Class H	11,500	10,595
China Modern Dairy Holdings Ltd.	3,000	913
China South City Holdings Ltd.	10,000	2,439
Country Garden Holdings Co., Ltd.	12,000	4,320
Ctrip.com International Ltd. ADR*	233	14,721
Evergrande Real Estate Group Ltd.	13,000	7,380
GCL-Poly Energy Holdings Ltd.*	9,000	1,730
Geely Automobile Holdings Ltd.	15,000	7,142
GOME Electrical Appliances Holding Ltd.	22,000	3,350
Guangzhou R&F Properties Co., Ltd. Class H	1,600	1,449
Haier Electronics Group Co., Ltd.	2,000	3,334
Haitian International Holdings Ltd.	2,000	3,298
Hanergy Thin Film Power Group Ltd.*†	102,000	14,283
Hengan International Group Co., Ltd.	1,500	14,584
Kingboard Chemical Holdings Ltd.	500	606
Lee & Man Paper Manufacturing Ltd.	4,000	2,023
Longfor Properties Co., Ltd.	2,000	2,519
Mindray Medical International Ltd. ADR	156	3,412
NetEase, Inc. ADR	86	10,330
New Oriental Education & Technology Group, Inc. ADR	222	4,486
Nine Dragons Paper Holdings Ltd.	2,000	1,035
Ping An Insurance Group Co. of China Ltd. Class H	8,000	39,587
Qihoo 360 Technology Co., Ltd. ADR*	90	4,305
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,519
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	249	779
Shenzhou International Group Holdings Ltd.	2,000	10,297
Shimao Property Holdings Ltd.	2,000	2,999
Sihuan Pharmaceutical Holdings Group Ltd.†	46,000	20,940
SINA Corp.*	85	3,410
Sohu.com, Inc.*	29	1,198
Sun Art Retail Group Ltd.	1,500	1,151
Sunac China Holdings Ltd.	3,000	1,564
TAL Education Group ADR*	71	2,283
Tencent Holdings Ltd.	6,600	110,113

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2015

Investments	Shares	Value

Uni-President China Holdings Ltd.	3,000	$2,895
Vipshop Holdings Ltd. ADR*(a)	470	7,896
Want Want China Holdings Ltd.	6,000	4,924
WuXi PharmaTech Cayman, Inc. ADR*	108	4,667
Xinyi Glass Holdings Ltd.	4,000	1,786
Yingde Gases Group Co., Ltd.	2,500	1,029
Youku Tudou, Inc. ADR*	145	2,556
YY, Inc. ADR*	32	1,745
ZTE Corp. Class H	560	1,274

Total China		418,818
Czech Republic – 0.2%
Komercni Banka AS	20	4,329
Hungary – 0.3%
OTP Bank PLC	309	5,952
India – 10.1%
Adani Enterprises Ltd.	176	217
Adani Ports & Special Economic Zone Ltd.	626	2,851
Adani Power Ltd.*	327	123
Adani Transmissions Ltd.*	176	72
Ambuja Cements Ltd.	248	778
Asian Paints Ltd.	143	1,833
Aurobindo Pharma Ltd.	110	1,289
Bajaj Auto Ltd.	58	2,043
Bharat Forge Ltd.	11	152
Bharti Airtel Ltd.	1,263	6,501
Cairn India Ltd.	1,949	4,553
Cipla Ltd.	153	1,483
Dabur India Ltd.	221	929
DLF Ltd.	1,543	3,229
Dr. Reddy’s Laboratories Ltd.	58	3,678
Glenmark Pharmaceuticals Ltd.	67	1,071
HCL Technologies Ltd.	285	4,264
Hero MotoCorp Ltd.	69	2,517
Hindalco Industries Ltd.	1,177	1,269
Hindustan Unilever Ltd.	482	5,983
ICICI Bank Ltd. ADR	1,520	12,738
Idea Cellular Ltd.	808	1,840
Infosys Ltd. ADR	1,196	22,832
ITC Ltd.	1,950	9,768
Jaiprakash Associates Ltd.*	13,018	2,241
Jindal Steel & Power Ltd.*	2,269	2,096
JSW Steel Ltd.	115	1,558
Kotak Mahindra Bank Ltd.	960	9,479
Larsen & Toubro Ltd. GDR Reg S	377	8,426
Mahindra & Mahindra Ltd.	248	4,775
Motherson Sumi Systems Ltd.	175	614
Reliance Communications Ltd.*	5,108	5,280
Reliance Industries Ltd. GDR(b)	1,017	26,442
Reliance Infrastructure Ltd.	465	2,465
Siemens Ltd.	43	869
Sun Pharmaceutical Industries Ltd.	1,045	13,825
Tata Consultancy Services Ltd.	286	11,276
Tata Motors Ltd. ADR*	240	5,400
Tata Power Co., Ltd.	1,106	$1,094
Tata Steel Ltd.	600	1,943
Tech Mahindra Ltd.	203	1,724
United Spirits Ltd.*	52	2,451
UPL Ltd.	118	824
Vedanta Ltd.	1,044	1,347
Wipro Ltd.	293	2,669
Yes Bank Ltd.	306	3,402

Total India		202,213
Indonesia – 2.3%
Adaro Energy Tbk PT	18,400	672
Astra International Tbk PT	28,300	10,093
Bank Central Asia Tbk PT	17,700	14,831
Bumi Serpong Damai Tbk PT	13,300	1,275
Gudang Garam Tbk PT	300	860
Indocement Tunggal Prakarsa Tbk PT	1,300	1,460
Indofood CBP Sukses Makmur Tbk PT	1,600	1,354
Indofood Sukses Makmur Tbk PT	6,000	2,253
Kalbe Farma Tbk PT	33,400	3,135
Lippo Karawaci Tbk PT	27,000	2,083
Media Nusantara Citra Tbk PT	9,900	1,108
Summarecon Agung Tbk PT	19,300	1,475
Unilever Indonesia Tbk PT	1,200	3,113
United Tractors Tbk PT	2,100	2,505

Total Indonesia		46,217
Malaysia – 2.9%
AirAsia Bhd	2,800	815
Astro Malaysia Holdings Bhd	6,800	4,362
British American Tobacco Malaysia Bhd	300	4,117
Dialog Group Bhd	10,200	3,713
Genting Bhd	6,400	10,585
Genting Malaysia Bhd	8,500	8,025
Hong Leong Bank Bhd	900	2,686
Hong Leong Financial Group Bhd	500	1,592
IOI Corp. Bhd	7,300	6,759
IOI Properties Group Bhd	9,800	4,414
Lafarge Malaysia Bhd	900	1,843
PPB Group Bhd	1,200	4,210
YTL Corp. Bhd	12,900	4,695

Total Malaysia		57,816
Mexico – 5.0%
Alfa S.A.B. de C.V. Class A	1,844	3,588
Alsea S.A.B. de C.V.	263	779
America Movil S.A.B. de C.V. Series L	23,110	19,119
Arca Continental S.A.B. de C.V.	169	949
Cemex S.A.B. de C.V.*	7,193	5,004
Coca-Cola Femsa S.A.B. de C.V. Series L	363	2,517
El Puerto de Liverpool S.A.B. de C.V. Class C1	360	4,664
Fomento Economico Mexicano S.A.B. de C.V.	1,124	10,033
Genomma Lab Internacional S.A.B. de C.V. Class B*	170	141
Gruma S.A.B. de C.V. Class B	18	249
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	407	3,531

See Notes to Financial Statements.

34	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2015

Investments	Shares	Value

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	238	$3,627
Grupo Bimbo S.A.B. de C.V. Series A*	839	2,119
Grupo Elektra S.A.B. de C.V.	65	1,114
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,700	8,306
Grupo Financiero Inbursa S.A.B. de C.V. Class O	1,315	2,711
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,479	2,185
Grupo Lala S.A.B. de C.V.	479	1,129
Grupo Mexico S.A.B. de C.V. Series B	2,273	5,489
Grupo Televisa S.A.B. Series CPO	1,437	7,479
Industrias Penoles S.A.B. de C.V.	75	1,020
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	933	2,105
Mexichem S.A.B. de C.V.	288	705
Minera Frisco S.A.B. de C.V.*	3,800	1,985
OHL Mexico S.A.B. de C.V.*	507	652
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	238	2,612
Wal-Mart de Mexico S.A.B. de C.V. Series V	2,561	6,273

Total Mexico		100,085
Peru – 0.1%
Volcan Cia Minera S.A.A. Class B	8,764	1,029
Philippines – 2.2%
Aboitiz Equity Ventures, Inc.	2,690	3,321
Alliance Global Group, Inc.	4,700	1,540
Ayala Corp.	260	4,266
Ayala Land, Inc.	6,200	4,510
Bank of the Philippine Islands	1,590	2,732
BDO Unibank, Inc.	1,510	3,344
DMCI Holdings, Inc.	3,800	1,041
JG Summit Holdings, Inc.	2,580	3,911
Jollibee Foods Corp.	510	2,104
LT Group, Inc.	1,700	366
Philippine Long Distance Telephone Co.	75	3,514
Puregold Price Club, Inc.	1,200	796
SM Investments Corp.	290	5,525
SM Prime Holdings, Inc.	8,000	3,534
Universal Robina Corp.	730	2,999

Total Philippines		43,503
Poland – 1.4%
Bank Handlowy w Warszawie S.A.	60	1,275
Bank Pekao S.A.	269	10,923
Bank Zachodni WBK S.A.*	62	4,785
Cyfrowy Polsat S.A.*	410	2,520
Getin Noble Bank S.A.*	14,318	3,238
Lubelski Wegiel Bogdanka S.A.	166	2,480
mBank S.A.*	4	365
Orange Polska S.A.	1,657	3,168

Total Poland		28,754
Russia – 4.4%
Eurasia Drilling Co., Ltd. GDR Reg S	397	3,652
Lukoil PJSC ADR	752	25,538
Magnit PJSC GDR Reg S	261	12,468

Mail.ru Group Ltd. GDR Reg S*	119	$2,071
MegaFon PJSC GDR Reg S	140	1,701
MMC Norilsk Nickel PJSC ADR	630	9,037
Mobile TeleSystems PJSC ADR	645	4,657
NovaTek OAO GDR Reg S	112	10,360
Novolipetsk Steel OJSC GDR Reg S	107	1,225
PhosAgro OAO GDR Reg S	149	2,056
Polymetal International PLC	249	2,144
Polyus Gold International Ltd.	650	1,895
Severstal PAO GDR Reg S	263	2,788
Sistema JSFC GDR Reg S	214	1,472
Uralkali PJSC GDR Reg S*	115	1,706
VimpelCom Ltd. ADR	316	1,300
X5 Retail Group N.V. GDR Reg S*	119	2,071
Yandex N.V. Class A*	201	2,157

Total Russia		88,298
South Africa – 8.5%
Anglo American Platinum Ltd.*	30	497
AngloGold Ashanti Ltd.*	330	2,613
Aspen Pharmacare Holdings Ltd.*	212	4,508
Assore Ltd.	48	258
Attacq Ltd.*	1,237	1,964
AVI Ltd.	153	969
Barclays Africa Group Ltd.	245	3,016
Barloworld Ltd.	143	780
Bidvest Group Ltd. (The)	238	5,615
Capitec Bank Holdings Ltd.	19	688
Coronation Fund Managers Ltd.	117	552
Discovery Ltd.	323	3,216
Exxaro Resources Ltd.(a)	297	1,128
FirstRand Ltd.	2,285	8,122
Foschini Group Ltd. (The)	181	1,837
Gold Fields Ltd.	625	1,630
Harmony Gold Mining Co., Ltd.*(a)	653	408
Imperial Holdings Ltd.	179	2,195
Investec Ltd.	266	2,036
Life Healthcare Group Holdings Ltd.	897	2,310
Mediclinic International Ltd.	417	3,330
Mr. Price Group Ltd.	201	2,806
MTN Group Ltd.	1,061	13,659
Nampak Ltd.	361	674
Naspers Ltd. Class N	292	36,548
Nedbank Group Ltd.	112	1,780
Netcare Ltd.	1,358	3,565
Northam Platinum Ltd.*	52	101
Pioneer Foods Group Ltd.	63	892
PPC Ltd.	1,749	2,163
Rand Merchant Insurance Holdings Ltd.	768	2,301
Remgro Ltd.	324	5,908
Resilient Property Income Fund Ltd.	352	2,953
RMB Holdings Ltd.	613	2,922
Sanlam Ltd.	1,164	5,034
Sappi Ltd.*	488	1,500

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2015

Investments	Shares	Value

Shoprite Holdings Ltd.	424	$4,819
Sibanye Gold Ltd.	731	829
SPAR Group Ltd. (The)	63	843
Standard Bank Group Ltd.	892	8,709
Steinhoff International Holdings Ltd.	2,292	14,073
Tongaat Hulett Ltd.	162	1,264
Truworths International Ltd.	375	2,306
Vodacom Group Ltd.	415	4,127
Woolworths Holdings Ltd.	541	3,787

Total South Africa		171,235
South Korea – 15.5%
Amorepacific Corp.	16	5,197
BNK Financial Group, Inc.	206	2,381
Celltrion, Inc.*	79	4,526
Cheil Worldwide, Inc.*	93	1,428
CJ CheilJedang Corp.	6	1,926
CJ Corp.	11	2,450
Coway Co., Ltd.	45	3,178
Daelim Industrial Co., Ltd.	26	1,472
Daesang Corp.	7	182
Daewoo International Corp.	38	665
DGB Financial Group, Inc.	36	319
Dongbu Insurance Co., Ltd.	41	2,120
Doosan Corp.	15	1,405
E-Mart Co., Ltd.	13	2,528
GS Engineering & Construction Corp.*	55	1,139
GS Holdings Corp.	44	1,691
Hana Financial Group, Inc.	265	5,902
Hankook Tire Co., Ltd.	51	1,704
Hanon Systems Corp.	27	894
Hanssem Co., Ltd.	20	4,817
Hanwha Chemical Corp.	78	1,418
Hanwha Corp.	58	1,901
Hanwha Techwin Co., Ltd.*	45	1,173
Hotel Shilla Co., Ltd.	26	2,523
Hyosung Corp.	16	1,519
Hyundai Department Store Co., Ltd.	15	1,696
Hyundai Development Co-Engineering & Construction	55	2,529
Hyundai Engineering & Construction Co., Ltd.	59	1,702
Hyundai Glovis Co., Ltd.	7	1,323
Hyundai Heavy Industries Co., Ltd.*	37	3,012
Hyundai Mobis Co., Ltd.	55	10,742
Hyundai Motor Co.	116	16,050
Hyundai Steel Co.	63	2,737
Hyundai Wia Corp.	1	109
KB Financial Group, Inc.	299	8,892
Kia Motors Corp.	194	8,773
Kolon Industries, Inc.	14	739
Korea Investment Holdings Co., Ltd.	38	1,959
Korea Zinc Co., Ltd.	9	3,535
KT Corp.*	113	2,927
KT&G Corp.	81	7,620
LG Chem Ltd.	37	8,912

LG Corp.	106	$5,446
LG Electronics, Inc.	86	3,312
LG Household & Health Care Ltd.	6	4,323
LG Uplus Corp.	205	2,093
Lotte Chemical Corp.	13	2,961
Lotte Shopping Co., Ltd.	10	2,409
Macquarie Korea Infrastructure Fund	390	2,613
NAVER Corp.	14	6,059
NCSoft Corp.	9	1,435
OCI Co., Ltd.	19	1,321
Paradise Co., Ltd.*	36	682
POSCO	58	8,245
Samsung Electro-Mechanics Co., Ltd.	37	2,007
Samsung Electronics Co., Ltd.	63	60,273
Samsung Engineering Co., Ltd.*	100	2,573
Samsung Fire & Marine Insurance Co., Ltd.	28	6,614
Samsung Heavy Industries Co., Ltd.	75	778
Samsung Life Insurance Co., Ltd.	64	5,340
Samsung Securities Co., Ltd.	67	2,569
Seoul Semiconductor Co., Ltd.*	78	935
Shinhan Financial Group Co., Ltd.	360	12,574
Shinsegae Co., Ltd.	29	5,786
SK Holdings Co., Ltd.	48	9,881
SK Hynix, Inc.	293	8,293
SK Innovation Co., Ltd.*	54	4,465
SK Telecom Co., Ltd.	32	7,100
Woori Bank	344	2,725
Yuhan Corp.	6	1,233

Total South Korea		311,760
Taiwan – 12.2%
Advanced Semiconductor Engineering, Inc.	3,000	3,216
Asia Cement Corp.	2,000	1,956
AU Optronics Corp.	6,000	1,769
Catcher Technology Co., Ltd.	1,000	10,645
Cathay Financial Holding Co., Ltd.	7,000	9,556
Cheng Shin Rubber Industry Co., Ltd.	1,000	1,640
China Development Financial Holding Corp.	16,000	4,300
China Life Insurance Co., Ltd.	4,400	3,341
Compal Electronics, Inc.	5,000	2,824
CTBC Financial Holding Co., Ltd.	16,215	8,347
Delta Electronics, Inc.	1,000	4,677
E.Sun Financial Holding Co., Ltd.	9,782	5,748
Far Eastern New Century Corp.	4,080	3,631
Far EasTone Telecommunications Co., Ltd.	1,000	2,156
Formosa Chemicals & Fibre Corp.	3,000	6,086
Formosa Plastics Corp.	4,000	8,431
Foxconn Technology Co., Ltd.	1,010	2,889
Fubon Financial Holding Co., Ltd.	7,000	10,906
Giant Manufacturing Co., Ltd.	1,000	7,258
Hon Hai Precision Industry Co., Ltd.	7,350	19,107
HTC Corp.	3,000	5,785
Innolux Corp.	7,000	2,179
Inotera Memories, Inc.*	1,000	624

See Notes to Financial Statements.

36	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2015

Investments	Shares	Value

Inventec Corp.	2,000	$948
Lite-On Technology Corp.	1,005	922
Merida Industry Co., Ltd.	1,000	5,375
Nan Ya Plastics Corp.	6,000	10,131
Pegatron Corp.	2,000	4,871
Pou Chen Corp.	2,000	2,998
Quanta Computer, Inc.	3,000	5,202
Radiant Opto-Electronics Corp.	1,000	3,083
Ruentex Development Co., Ltd.	1,000	1,089
Ruentex Industries Ltd.	2,000	3,541
Shin Kong Financial Holding Co., Ltd.	11,449	2,712
Siliconware Precision Industries Co., Ltd.	1,000	1,241
SinoPac Financial Holdings Co., Ltd.	9,662	3,052
Taishin Financial Holding Co., Ltd.	8,000	2,831
Taiwan Cement Corp.	2,000	2,026
Taiwan Mobile Co., Ltd.	1,000	3,052
Taiwan Semiconductor Manufacturing Co., Ltd.	11,000	43,429
Uni-President Enterprises Corp.	4,160	7,201
Unimicron Technology Corp.	12,000	4,556
United Microelectronics Corp.	10,000	3,280
Wistron Corp.	3,092	1,610
Yuanta Financial Holding Co., Ltd.	9,236	3,422
Yulon Motor Co., Ltd.	2,000	1,789

Total Taiwan		245,432
Thailand – 2.5%
Advanced Info Service PCL NVDR	1,500	9,340
Bangkok Dusit Medical Services PCL NVDR	4,500	2,294
Big C Supercenter PCL NVDR	400	2,215
BTS Group Holdings PCL NVDR	8,100	2,176
Bumrungrad Hospital PCL NVDR	500	2,976
Central Pattana PCL NVDR	2,500	3,082
Charoen Pokphand Foods PCL NVDR	4,800	2,738
CP ALL PCL NVDR	5,500	7,236
Energy Absolute PCL NVDR	2,800	1,659
Glow Energy PCL NVDR	700	1,639
Indorama Ventures PCL NVDR	2,600	1,648
Kasikornbank PCL NVDR	1,600	7,538
Minor International PCL NVDR	2,510	1,988
Thai Union Group PCL NVDR	2,700	1,369
Total Access Communication PCL NVDR	300	477
True Corp. PCL NVDR*	9,200	2,471

Total Thailand		50,846
Turkey – 2.0%
Akbank TAS	2,183	4,888
Arcelik AS	495	2,412
BIM Birlesik Magazalar AS	202	3,579
Enka Insaat ve Sanayi AS	1,660	2,741
Haci Omer Sabanci Holding AS	1,653	4,843
KOC Holding AS	1,211	4,720
TAV Havalimanlari Holding AS	262	2,055
Tupras Turkiye Petrol Rafinerileri AS*	182	4,454
Turkiye Garanti Bankasi AS	3,032	7,040
Yapi ve Kredi Bankasi AS	3,454	$3,844

Total Turkey		40,576
TOTAL COMMON STOCKS (Cost: $2,354,491)		2,005,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c) (Cost: $8,414)(d)	8,414	8,414
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $2,362,905)		2,013,899
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.2)%		(4,167)

NET ASSETS – 100.0%		$2,009,732
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $35,223, which represents 1.8% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)	At September 30, 2015, the total market value of the Fund’s securities on loan was $8,157 and the total market value of the collateral held by the Fund was $8,414.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Reg S - Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	37

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.3%
Brazil – 7.3%
AES Tiete S.A.	319,132	$1,127,635
Alupar Investimento S.A.	704,333	2,635,533
Banco do Brasil S.A.	2,556,584	9,759,057
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	1,186,496	3,301,492
CCR S.A.	2,350,732	7,184,522
Centrais Eletricas Brasileiras S.A.*	1,951,948	2,573,545
CETIP S.A. – Mercados Organizados	263,676	2,178,566
Cia de Saneamento Basico do Estado de Sao Paulo	773,756	3,077,963
Cia Energetica de Minas Gerais	582,206	1,004,472
Cia Siderurgica Nacional S.A.	2,960,269	2,914,214
CPFL Energia S.A.*	1,020,659	3,811,499
EcoRodovias Infraestrutura e Logistica S.A.	1,788,850	2,740,362
EDP – Energias do Brasil S.A.	689,934	1,989,086
Even Construtora e Incorporadora S.A.	696,332	601,560
Ez Tec Empreendimentos e Participacoes S.A.	332,843	966,277
Fleury S.A.	366,110	1,494,064
Gafisa S.A.*	2,208,313	1,120,253
Grendene S.A.	406,094	1,797,973
Iochpe-Maxion S.A.	219,286	834,311
Light S.A.	611,867	1,774,775
Mahle-Metal Leve S.A.	373,735	2,161,533
MRV Engenharia e Participacoes S.A.	543,911	831,858
Multiplus S.A.	175,353	1,407,862
Natura Cosmeticos S.A.	325,112	1,592,105
Porto Seguro S.A.	562,285	4,250,374
Souza Cruz S.A.	2,140,172	14,404,151
Tecnisa S.A.	1,199,720	933,998
TPI – Triunfo Participacoes e Investimentos S.A.	602,268	586,848
Transmissora Alianca de Energia Eletrica S.A.	1,198,016	5,737,432
Vale S.A.	6,067,052	25,261,925

Total Brazil		110,055,245
Chile – 1.7%
AES Gener S.A.	11,033,637	5,148,567
Banco de Chile	81,243,553	8,448,435
Banco Santander Chile	142,700,072	6,451,130
CAP S.A.	225,670	591,354
Empresa Nacional de Telecomunicaciones S.A.	168,194	1,584,327
Inversiones Aguas Metropolitanas S.A.	1,365,449	1,882,549
Salfacorp S.A.	571,893	300,304
Sociedad Matriz SAAM S.A.	11,397,290	756,367

Total Chile		25,163,033
China – 21.2%
Agricultural Bank of China Ltd. Class H	32,951,000	12,457,523
Anhui Expressway Co., Ltd. Class H	1,217,057	989,343
Bank of China Ltd. Class H	98,158,084	42,176,040

Bank of Communications Co., Ltd. Class H	34,890,287	$24,175,436
Beijing Capital Land Ltd. Class H	3,530,000	1,393,772
China Communications Construction Co., Ltd. Class H	4,837,585	5,948,631
China Communications Services Corp., Ltd. Class H	8,680,000	3,337,578
China Construction Bank Corp. Class H	108,184,054	71,889,585
China Everbright Bank Co., Ltd. Class H	7,777,000	3,381,719
China Machinery Engineering Corp. Class H	6,309,000	5,421,635
China Merchants Bank Co., Ltd. Class H	4,422,432	10,670,832
China Petroleum & Chemical Corp. Class H	30,663,799	18,635,556
China Shenhua Energy Co., Ltd. Class H	4,897,000	7,481,304
Chongqing Machinery & Electric Co., Ltd. Class H	9,270,000	1,220,044
Chongqing Rural Commercial Bank Co., Ltd. Class H	10,560,991	5,954,998
Datang International Power Generation Co., Ltd. Class H	3,198,350	1,209,175
Huadian Power International Corp., Ltd. Class H	1,702,000	1,324,257
Huaneng Power International, Inc. Class H	5,418,000	5,823,439
Huishang Bank Corp., Ltd. Class H(a)	11,517,000	5,037,726
Industrial & Commercial Bank of China Ltd. Class H	96,495,823	55,531,431
Jiangsu Expressway Co., Ltd. Class H	1,628,527	2,073,995
Jiangxi Copper Co., Ltd. Class H	1,930,000	2,340,888
PetroChina Co., Ltd. Class H	23,591,144	16,346,274
Shenzhen Expressway Co., Ltd. Class H	1,170,000	762,382
Sinopec Engineering Group Co., Ltd. Class H	2,153,000	1,872,403
Weiqiao Textile Co. Class H	2,678,500	1,078,305
Xinhua Winshare Publishing and Media Co., Ltd. Class H	1,636,000	1,287,682
Zhejiang Expressway Co., Ltd. Class H	6,292,398	6,828,223
Zijin Mining Group Co., Ltd. Class H(a)	9,024,000	2,352,047
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	2,161,800	811,716

Total China		319,813,939
Czech Republic – 2.0%
CEZ AS	1,018,688	21,181,433
Komercni Banka AS	36,513	7,904,058
O2 Czech Republic AS	222,267	1,944,673

Total Czech Republic		31,030,164
Hungary – 0.4%
MOL Hungarian Oil & Gas PLC	151,461	6,596,051
Indonesia – 1.0%
Bank Bukopin Tbk	11,696,400	502,985
Indo Tambangraya Megah Tbk PT	2,323,100	1,565,912
Indocement Tunggal Prakarsa Tbk PT	4,343,600	4,877,285
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	35,122,100	1,174,732
Matahari Putra Prima Tbk PT	10,012,900	1,312,271
Perusahaan Gas Negara Persero Tbk PT	24,918,608	4,303,350
Surya Semesta Internusa Tbk PT	12,240,500	563,982

See Notes to Financial Statements.

38	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2015

Investments	Shares	Value

Tambang Batubara Bukit Asam Persero Tbk PT	2,449,126	$940,364

Total Indonesia		15,240,881
Malaysia – 6.1%
Berjaya Sports Toto Bhd	1,942,200	1,360,854
Boustead Holdings Bhd	521,067	468,228
British American Tobacco Malaysia Bhd	370,897	5,089,577
Carlsberg Brewery Malaysia Bhd	89,336	243,066
DiGi.Com Bhd	10,199,047	12,877,145
Felda Global Ventures Holdings Bhd	6,926,500	2,363,590
Gas Malaysia Bhd	295,033	166,452
HAP Seng Consolidated Bhd	2,569,865	3,244,668
IOI Corp. Bhd	7,935,387	7,347,330
JCY International Bhd	5,014,800	764,356
Lafarge Malaysia Bhd	997,327	2,041,959
Malayan Banking Bhd	9,383,665	18,273,144
Maxis Bhd	12,657,584	18,860,758
Telekom Malaysia Bhd	4,307,650	6,546,119
Tropicana Corp. Bhd*	1,008,604	209,947
YTL Corp. Bhd	20,748,500	7,552,204
YTL Power International Bhd	11,958,900	4,380,101

Total Malaysia		91,789,498
Mexico – 1.6%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	786,557	3,890,375
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	594,156	5,154,547
Infraestructura Energetica Nova S.A.B. de C.V.(a)	1,245,722	5,074,994
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	3,617,672	8,161,069
Megacable Holdings S.A.B. de C.V. Series CPO	622,669	2,259,307

Total Mexico		24,540,292
Philippines – 1.1%
Philippine Long Distance Telephone Co.	346,974	16,257,447
Poland – 3.6%
Asseco Poland S.A.	120,938	1,717,758
Bank Pekao S.A.	250,936	10,189,088
Energa S.A.	574,680	2,548,054
KGHM Polska Miedz S.A.	231,548	4,990,167
Lubelski Wegiel Bogdanka S.A.	65,120	972,720
Orange Polska S.A.	1,947,177	3,722,759
PGE Polska Grupa Energetyczna S.A.(a)	2,727,768	9,669,909
Powszechny Zaklad Ubezpieczen S.A.(a)	163,931	16,800,282
Synthos S.A.	2,491,280	2,476,506
Tauron Polska Energia S.A.	2,257,685	1,947,432

Total Poland		55,034,675
Russia – 19.5%
Gazprom PAO ADR	17,025,492	68,442,478
LSR Group PJSC GDR Reg S	548,631	993,022
Lukoil PJSC ADR	1,426,548	48,445,570

MegaFon PJSC GDR Reg S	1,095,071	$13,305,113
MMC Norilsk Nickel PJSC ADR	2,933,008	42,074,000
Mobile TeleSystems PJSC ADR	2,612,386	18,861,427
Rosneft OAO GDR Reg S	16,422,951	60,600,689
Sberbank of Russia ADR	3,787,135	18,691,405
Sistema JSFC GDR Reg S	1,864,578	12,828,296
Tatneft PAO ADR	357,914	10,003,696

Total Russia		294,245,696
South Africa – 10.3%
African Rainbow Minerals Ltd.	254,976	956,506
Assore Ltd.(a)	183,556	986,877
AVI Ltd.	545,691	3,455,609
Barclays Africa Group Ltd.	655,723	8,071,458
Coronation Fund Managers Ltd.	312,353	1,474,906
Exxaro Resources Ltd.(a)	462,545	1,756,246
FirstRand Ltd.(a)	4,212,706	14,974,651
Foschini Group Ltd. (The)	308,129	3,127,196
Imperial Holdings Ltd.	283,740	3,479,083
JSE Ltd.	95,458	890,582
Liberty Holdings Ltd.	223,862	2,044,014
MMI Holdings Ltd.(a)	1,547,856	2,663,159
MTN Group Ltd.	2,316,388	29,819,705
Nampak Ltd.	659,869	1,231,259
Nedbank Group Ltd.	477,183	7,582,057
Oceana Group Ltd.(a)	241,825	1,685,972
Resilient Property Income Fund Ltd.	244,462	2,051,062
RMB Holdings Ltd.(a)	1,044,369	4,979,012
Sasol Ltd.(a)	678,607	19,022,787
Sibanye Gold Ltd.	1,233,215	1,399,374
SPAR Group Ltd. (The)	201,504	2,696,047
Standard Bank Group Ltd.	1,320,264	12,890,406
Truworths International Ltd.	599,471	3,686,051
Vodacom Group Ltd.	2,548,135	25,339,449

Total South Africa		156,263,468
South Korea – 0.3%
Hite Jinro Co., Ltd.(a)	82,357	1,584,190
Macquarie Korea Infrastructure Fund	291,549	1,953,007
Moorim P&P Co., Ltd.	177,652	767,382

Total South Korea		4,304,579
Taiwan – 13.5%
Achem Technology Corp.	1,213,683	466,270
ALI Corp.(a)	1,176,000	557,151
Asia Cement Corp.	4,757,158	4,652,053
ASROCK, Inc.	325,000	369,144
Asustek Computer, Inc.(a)	1,264,000	10,844,431
Capital Securities Corp.	5,141,121	1,402,088
Cathay Real Estate Development Co., Ltd.	1,983,489	852,369
Cheng Loong Corp.	3,177,000	1,090,277
Cheng Shin Rubber Industry Co., Ltd.(a)	4,123,000	6,761,582
Chicony Electronics Co., Ltd.(a)	1,186,276	2,730,840
Chin-Poon Industrial Co., Ltd.(a)	750,000	1,022,701
China Development Financial Holding Corp.(a)	11,105,000	2,984,716
China Steel Chemical Corp.(a)	689,000	2,123,863

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2015

Investments	Shares	Value

China Synthetic Rubber Corp.	1,742,176	$1,269,827
Chong Hong Construction Co., Ltd.(a)	409,050	537,905
Chung-Hsin Electric & Machinery Manufacturing Corp.	306,750	151,850
Clevo Co.(a)	1,631,000	1,785,667
Cyberlink Corp.	470,571	973,226
Eastern Media International Corp.*	1,858,000	363,954
Elan Microelectronics Corp.(a)	689,000	711,442
Elite Material Co., Ltd.	492,678	1,083,286
Elitegroup Computer Systems Co., Ltd.	2,955,000	1,745,494
Eternal Materials Co., Ltd.	122,820	108,170
Everlight Electronics Co., Ltd.(a)	438,000	659,777
Far Eastern Department Stores Ltd.	2,901,000	1,541,796
Far Eastern New Century Corp.	7,129,402	6,343,982
Far EasTone Telecommunications Co., Ltd.	4,853,000	10,464,293
Faraday Technology Corp.	661,800	813,997
Feng Hsin Iron & Steel Co.	225,000	248,045
Flytech Technology Co., Ltd.	196,098	558,025
Formosa Chemicals & Fibre Corp.	5,763,303	11,692,009
Formosan Rubber Group, Inc.	1,389,000	757,195
GeoVision, Inc.*(a)	227,000	637,689
Getac Technology Corp.	1,515,000	959,312
Grape King Bio Ltd.	227,000	1,127,158
Holtek Semiconductor, Inc.	227,000	292,992
Hua Nan Financial Holdings Co., Ltd.	7,442,370	3,458,151
Huaku Development Co., Ltd.	458,726	795,483
IEI Integration Corp.(a)	746,000	897,171
Inventec Corp.	7,893,000	3,739,452
Jentech Precision Industrial Co., Ltd.(a)	227,000	308,159
KEE TAI Properties Co., Ltd.(a)	2,499,000	1,244,662
King Yuan Electronics Co., Ltd.	1,928,000	1,223,755
Lextar Electronics Corp.(a)	745,000	307,706
Lite-On Technology Corp.	4,021,225	3,688,133
Lumax International Corp., Ltd.	224,000	294,562
Makalot Industrial Co., Ltd.	284,645	2,338,364
Mega Financial Holding Co., Ltd.(a)	9,277,071	6,423,725
Micro-Star International Co., Ltd.	1,194,000	1,011,695
Novatek Microelectronics Corp.	689,000	2,155,250
OptoTech Corp.	436,000	131,353
Pegatron Corp.	3,140,000	7,647,954
Quanta Computer, Inc.(a)	5,544,990	9,615,638
Radiant Opto-Electronics Corp.(a)	753,170	2,321,669
Realtek Semiconductor Corp.(a)	688,000	1,165,907
Rechi Precision Co., Ltd.	294,993	205,158
Richtek Technology Corp.	225,000	1,311,973
Ruentex Development Co., Ltd.	1,935,266	2,107,032
Ruentex Industries Ltd.(a)	2,052,000	3,633,182
Sercomm Corp.	279,000	682,937
Shin Zu Shing Co., Ltd.	270,000	812,604
Siliconware Precision Industries Co., Ltd.(a)	3,648,724	4,526,623
Sonix Technology Co., Ltd.	302,000	347,148
Sunspring Metal Corp.(a)	573,000	708,256
Syncmold Enterprise Corp.(a)	688,324	972,047
Synnex Technology International Corp.	3,157,786	3,145,559

Taiflex Scientific Co., Ltd.(a)	564,254	$601,483
Taiwan Cement Corp.	5,349,485	5,418,125
Taiwan Cogeneration Corp.	1,603,000	1,027,205
Taiwan Fertilizer Co., Ltd.	1,829,000	2,277,397
Taiwan Mobile Co., Ltd.(a)	5,750,253	17,550,693
Taiwan Paiho Ltd.(a)	283,000	769,220
Taiwan Secom Co., Ltd.(a)	496,538	1,393,368
Taiwan Surface Mounting Technology Corp.(a)	691,900	632,486
Test Rite International Co., Ltd.	2,104,000	1,281,154
Tong Hsing Electronic Industries Ltd.(a)	263,000	667,734
Topco Scientific Co., Ltd.	225,718	323,899
Transcend Information, Inc.	898,000	2,263,579
Tripod Technology Corp.(a)	769,000	1,104,660
TSRC Corp.(a)	1,375,584	831,345
Tung Ho Steel Enterprise Corp.	400,000	208,944
TXC Corp.(a)	695,000	718,693
U-Ming Marine Transport Corp.(a)	1,153,048	1,225,622
United Integrated Services Co., Ltd.	801,853	863,281
Vivotek, Inc.(a)	225,785	575,991
Wah Lee Industrial Corp.	227,000	296,784
Wistron Corp.(a)	3,478,179	1,811,579
Wistron NeWeb Corp.	494,381	1,028,475
WPG Holdings Ltd.(a)	3,212,000	3,092,260
WT Microelectronics Co., Ltd.	248,470	248,640
YC INOX Co., Ltd.	1,317,000	703,947
Yuanta Financial Holding Co., Ltd.(a)	8,069,913	2,989,991
Yulon Nissan Motor Co., Ltd.(a)	570,000	4,293,068
Zinwell Corp.(a)	1,067,000	1,182,765

Total Taiwan		203,288,272
Thailand – 6.9%
Advanced Info Service PCL	4,159,861	25,902,427
Bangkok Expressway PCL NVDR	1,173,100	1,171,646
Banpu PCL NVDR	3,797,280	2,092,454
BEC World PCL NVDR	2,638,700	2,326,447
BTS Group Holdings PCL NVDR	12,489,643	3,355,118
Delta Electronics Thailand PCL NVDR	1,651,183	4,003,419
Dynasty Ceramic PCL NVDR	12,162,680	1,239,893
Electricity Generating PCL	529,600	2,232,506
Hana Microelectronics PCL NVDR(a)	420,200	327,060
Intouch Holdings PCL NVDR(a)	5,090,059	10,202,557
Land & Houses PCL NVDR(a)	11,805,253	2,618,330
LPN Development PCL NVDR(a)	1,194,300	559,391
Major Cineplex Group PCL NVDR	1,649,900	1,454,658
MK Restaurants Group PCL NVDR(a)	1,133,900	1,804,180
Nok Airlines PCL NVDR*	2,208,700	425,979
PTT Global Chemical PCL NVDR	5,954,934	8,818,782
PTT PCL NVDR	2,943,494	19,463,798
Ratchaburi Electricity Generating Holding PCL	1,681,696	2,478,874
Sansiri PCL NVDR	4,420,779	207,062
Siamgas & Petrochemicals PCL NVDR(a)	2,723,500	810,409
Sri Trang Agro-Industry PCL NVDR	3,156,400	974,010
Sriracha Construction PCL NVDR	921,200	616,756
Srithai Superware PCL NVDR	4,707,200	290,512

See Notes to Financial Statements.

40	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2015

Investments	Shares	Value

SVI PCL NVDR*	5,462,400	$760,025
Thai Factory Development PCL NVDR*	1,364,800	112,809
Thai Vegetable Oil PCL NVDR	2,482,570	1,949,394
Thanachart Capital PCL NVDR	1,649,500	1,442,943
TICON Industrial Connection PCL NVDR	836,000	267,188
Total Access Communication PCL NVDR(a)	2,475,824	3,939,354
TTW PCL NVDR(a)	6,420,577	1,928,208

Total Thailand		103,776,189
Turkey – 2.8%
Akcansa Cimento AS(a)	234,558	1,092,319
Aksa Akrilik Kimya Sanayii AS	468,401	1,508,351
Anadolu Cam Sanayii AS*(a)	675,032	465,962
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C(a)	97,105	550,029
Arcelik AS	580,471	2,827,825
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	477,972	1,324,477
Cimsa Cimento Sanayi ve Ticaret AS	358,614	1,758,870
Dogus Otomotiv Servis ve Ticaret AS	480,555	1,539,554
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	3,398,717	2,817,531
Eregli Demir ve Celik Fabrikalari TAS	5,384,423	6,633,275
Goodyear Lastikleri TAS	22,756	454,707
Gubre Fabrikalari TAS(a)	688,478	1,441,648
Koza Altin Isletmeleri AS(a)	211,325	1,532,023
Otokar Otomotiv ve Savunma Sanayi AS(a)	59,224	1,537,447
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS*	775,791	942,915
Saf Gayrimenkul Yatirim Ortakligi AS	2,302,333	821,243
Teknosa Ic Ve Dis Ticaret AS(a)	292,627	613,717
Tofas Turk Otomobil Fabrikasi AS	746,051	4,422,959
Turk Telekomunikasyon AS	4,236,258	8,352,889
Turk Traktor ve Ziraat Makineleri AS(a)	84,868	2,053,202

Total Turkey		42,690,943
TOTAL COMMON STOCKS (Cost: $2,121,772,940)		1,500,090,372
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global High Dividend Fund(b) (Cost: $2,185,639)	54,792	2,106,204
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.2%
United States – 5.2%
State Street Navigator Securities Lending Prime Portfolio(c) (Cost: $78,341,141)(d)	78,341,141	78,341,141
TOTAL INVESTMENTS IN SECURITIES – 104.6% (Cost: $2,202,299,720)		1,580,537,717
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.6)%		(70,157,463)

NET ASSETS – 100.0%		$1,510,380,254
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $107,039,173 and the total market value of the collateral held by the Fund was $113,445,191. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $35,104,050.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	41

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 96.0%
Brazil – 14.0%
Ambev S.A.	295,093	$1,439,171
Arezzo Industria e Comercio S.A.	1,418	7,087
BB Seguridade Participacoes S.A.	72,359	450,841
Brasil Insurance Participacoes e Administracao S.A.	36,541	6,515
CCR S.A.	49,784	152,154
CETIP S.A. – Mercados Organizados	13,166	108,781
Cia Hering	12,211	43,086
Cielo S.A.	58,295	536,696
Ez Tec Empreendimentos e Participacoes S.A.	13,796	40,051
Iochpe-Maxion S.A.	10,356	39,401
Linx S.A.	1,959	21,647
Localiza Rent a Car S.A.	3,267	20,052
Lojas Renner S.A.	13,920	64,322
M. Dias Branco S.A.	1,422	20,748
MRV Engenharia e Participacoes S.A.	24,020	36,736
Natura Cosmeticos S.A.	17,169	84,078
Odontoprev S.A.	20,631	49,480
Santos Brasil Participacoes S.A.	15,842	50,924
Souza Cruz S.A.	75,731	509,698
Tegma Gestao Logistica	8,424	7,574
Tractebel Energia S.A.	19,187	162,672
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	2,702	31,051
WEG S.A.	35,644	138,299

Total Brazil		4,021,064
Chile – 0.5%
Administradora de Fondos de Pensiones Habitat S.A.	18,690	21,783
Cia Cervecerias Unidas S.A.	8,950	98,462
Forus S.A.	5,631	12,638

Total Chile		132,883
China – 2.5%
Anhui Conch Cement Co., Ltd. Class H	26,500	77,790
Dongfeng Motor Group Co., Ltd. Class H	176,000	219,147
Great Wall Motor Co., Ltd. Class H	73,500	81,181
Guangzhou Automobile Group Co., Ltd. Class H(a)	84,000	68,392
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	16,000	25,187
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	57,300	36,080
Tong Ren Tang Technologies Co., Ltd. Class H	24,000	32,702
Zhaojin Mining Industry Co., Ltd. Class H(a)	95,500	49,906
Zhuzhou CSR Times Electric Co., Ltd. Class H	17,864	131,501

Total China		721,886
India – 1.5%
Infosys Ltd. ADR	19,062	363,893
Wipro Ltd. ADR(a)	6,223	76,481

Total India		440,374
Indonesia – 9.7%
Adaro Energy Tbk PT	60,800	2,220
Adhi Karya Persero Tbk PT	136,040	20,894

AKR Corporindo Tbk PT	76,700	$30,628
Astra Agro Lestari Tbk PT	43,400	53,695
Astra International Tbk PT	1,405,000	501,101
Bank Rakyat Indonesia Persero Tbk PT	642,168	379,164
Bumi Serpong Damai Tbk PT	230,800	22,135
Charoen Pokphand Indonesia Tbk PT	161,000	21,980
Ciputra Development Tbk PT	256,255	14,256
Gudang Garam Tbk PT	25,500	73,106
Harum Energy Tbk PT*	85,300	4,920
Indocement Tunggal Prakarsa Tbk PT	140,400	157,650
Indofood CBP Sukses Makmur Tbk PT	106,700	90,313
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	643,500	21,523
Jasa Marga Persero Tbk PT	117,500	38,699
Kalbe Farma Tbk PT	524,131	49,193
Media Nusantara Citra Tbk PT	346,700	38,811
Pembangunan Perumahan Persero Tbk PT	56,264	13,307
Perusahaan Gas Negara Persero Tbk PT	460,855	79,588
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	133,643	12,634
Semen Indonesia Persero Tbk PT	167,500	103,473
Summarecon Agung Tbk PT	288,700	22,071
Surya Citra Media Tbk PT	310,500	58,073
Surya Semesta Internusa Tbk PT	405,663	18,691
Telekomunikasi Indonesia Persero Tbk PT	2,975,700	537,251
Tower Bersama Infrastructure Tbk PT*	38,200	17,079
Unilever Indonesia Tbk PT	138,800	360,027
Vale Indonesia Tbk PT	113,000	16,854
Waskita Karya Persero Tbk PT	186,929	19,777

Total Indonesia		2,779,113
Malaysia – 2.8%
Berjaya Sports Toto Bhd	80,700	56,545
British American Tobacco Malaysia Bhd	13,300	182,507
Dayang Enterprise Holdings Bhd	144,700	55,302
Dialog Group Bhd	75,144	27,352
Hartalega Holdings Bhd	35,400	39,058
Mah Sing Group Bhd	74,800	22,292
Petronas Gas Bhd	55,400	276,764
Westports Holdings Bhd	149,400	144,106

Total Malaysia		803,926
Mexico – 2.9%
Controladora Comercial Mexicana S.A.B. de C.V.	15,257	44,195
Grupo Mexico S.A.B. de C.V. Series B	186,901	451,295
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	135,959	306,709
TV Azteca S.A.B. de C.V. Series CPO(a)	163,080	25,694

Total Mexico		827,893
Philippines – 2.6%
Aboitiz Power Corp.	249,300	230,419
D&L Industries, Inc.	74,800	15,987
DMCI Holdings, Inc.	413,440	113,223
Energy Development Corp.	203,600	23,958
International Container Terminal Services, Inc.	11,100	17,823
Jollibee Foods Corp.	9,450	38,981
Security Bank Corp.	2,650	7,779

See Notes to Financial Statements.

42	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2015

Investments	Shares	Value

Semirara Mining and Power Corp.	37,880	$110,301
Universal Robina Corp.	43,590	179,060

Total Philippines		737,531
Poland – 0.7%
CCC S.A.	372	16,039
Eurocash S.A.	3,683	43,275
KGHM Polska Miedz S.A.	6,731	145,062

Total Poland		204,376
Russia – 5.7%
Magnit PJSC GDR Reg S	6,586	314,613
MegaFon PJSC GDR Reg S	34,304	416,794
NovaTek OAO GDR Reg S	7,804	721,870
PhosAgro OAO GDR Reg S	13,273	183,167

Total Russia		1,636,444
South Africa – 17.6%
Aspen Pharmacare Holdings Ltd.*	2,041	43,397
AVI Ltd.	20,253	128,253
Capitec Bank Holdings Ltd.	3,124	113,193
Clicks Group Ltd.	11,297	73,393
Exxaro Resources Ltd.(a)	14,815	56,251
Famous Brands Ltd.	2,167	21,158
Foschini Group Ltd. (The)	11,055	112,197
Life Healthcare Group Holdings Ltd.	30,407	78,310
Massmart Holdings Ltd.	6,045	47,260
Mr. Price Group Ltd.	5,693	79,464
MTN Group Ltd.	88,038	1,133,345
Naspers Ltd. Class N	1,495	187,122
Oceana Group Ltd.	5,431	37,864
Pick n Pay Stores Ltd.	8,042	38,561
Pioneer Foods Group Ltd.	5,224	73,961
PPC Ltd.	42,790	52,919
Reunert Ltd.	13,165	58,080
RMB Holdings Ltd.	58,762	280,147
Sasol Ltd.(a)	26,027	729,592
Shoprite Holdings Ltd.	14,314	162,695
SPAR Group Ltd. (The)	9,979	133,515
Tiger Brands Ltd.	5,427	119,628
Truworths International Ltd.	22,991	141,368
Vodacom Group Ltd.	96,385	958,483
Woolworths Holdings Ltd.	29,168	204,199

Total South Africa		5,064,355
South Korea – 3.6%
Amorepacific Corp.	186	60,415
Grand Korea Leisure Co., Ltd.	1,528	42,863
Hanssem Co., Ltd.	122	29,386
Hyundai Glovis Co., Ltd.	223	42,143
Kangwon Land, Inc.	4,818	171,941
Korea Zinc Co., Ltd.	290	113,891
LG Chem Ltd.	1,242	299,157
LG Household & Health Care Ltd.	160	115,279
NAVER Corp.	43	18,610
Partron Co., Ltd.	3,480	27,598

S-1 Corp.	675	$53,132
SK Holdings Co., Ltd.	348	71,638

Total South Korea		1,046,053
Taiwan – 17.2%
Advanced Semiconductor Engineering, Inc.(a)	282,000	302,319
Advantech Co., Ltd.	17,000	116,164
Catcher Technology Co., Ltd.	14,000	149,024
Cathay Real Estate Development Co., Ltd.	91,000	39,106
Chicony Electronics Co., Ltd.	40,245	92,645
China Steel Chemical Corp.	10,000	30,825
Chong Hong Construction Co., Ltd.	29,500	38,793
Delta Electronics, Inc.	79,000	369,478
Eclat Textile Co., Ltd.	9,000	142,131
Elan Microelectronics Corp.	38,000	39,238
Formosa International Hotels Corp.	2,168	14,485
Giant Manufacturing Co., Ltd.	10,000	72,584
Kinsus Interconnect Technology Corp.	12,916	24,712
Largan Precision Co., Ltd.	2,000	155,493
Makalot Industrial Co., Ltd.	10,454	85,880
MediaTek, Inc.	50,000	369,752
Merida Industry Co., Ltd.	9,000	48,379
Novatek Microelectronics Corp.	28,000	87,586
President Chain Store Corp.	24,000	149,419
Radiant Opto-Electronics Corp.	25,000	77,063
Richtek Technology Corp.	11,000	64,141
Ruentex Development Co., Ltd.	105,364	114,716
Ruentex Industries Ltd.	76,000	134,562
Siliconware Precision Industries Co., Ltd.	154,000	191,053
Taiwan Semiconductor Manufacturing Co., Ltd.	474,291	1,872,533
TSRC Corp.	36,000	21,757
Yulon Nissan Motor Co., Ltd.(a)	20,000	150,634

Total Taiwan		4,954,472
Thailand – 11.6%
Advanced Info Service PCL NVDR	160,316	998,248
Bangkok Dusit Medical Services PCL NVDR	240,700	122,688
BEC World PCL NVDR	84,811	74,775
Big C Supercenter PCL NVDR	8,566	47,438
Bumrungrad Hospital PCL NVDR	19,262	114,633
Central Pattana PCL NVDR	60,316	74,367
Charoen Pokphand Foods PCL NVDR	155,974	88,956
CP ALL PCL NVDR	200,217	263,407
Delta Electronics Thailand PCL NVDR	61,500	149,111
Dynasty Ceramic PCL NVDR	451,420	46,019
Intouch Holdings PCL NVDR	204,942	410,787
Jasmine International PCL NVDR	363,100	56,023
LPN Development PCL NVDR	76,600	35,878
Minor International PCL NVDR	76,410	60,526
Robinson Department Store PCL NVDR	26,300	27,535
Samart Corp. PCL NVDR	2,100	1,227
Siam Cement PCL (The) NVDR	35,124	449,030
Siam City Cement PCL NVDR	9,520	89,180
Sriracha Construction PCL NVDR	23,500	15,734
STP & I PCL NVDR	70,610	29,182

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2015

Investments	Shares	Value

Supalai PCL NVDR	85,200	$42,958
Thai Union Group PCL NVDR	123,900	62,812
Total Access Communication PCL NVDR	51,700	82,261
VGI Global Media PCL NVDR	70,880	6,835

Total Thailand		3,349,610
Turkey – 3.1%
Akcansa Cimento AS	10,821	50,392
Aselsan Elektronik Sanayi ve Ticaret AS	3,815	17,325
BIM Birlesik Magazalar AS	4,992	88,455
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	17,380	48,161
Coca-Cola Icecek AS	2,969	33,929
Koza Altin Isletmeleri AS	8,976	65,072
Tofas Turk Otomobil Fabrikasi AS	26,534	157,307
Turk Telekomunikasyon AS	148,600	293,004
Turk Traktor ve Ziraat Makineleri AS	4,764	115,255
Ulker Biskuvi Sanayi AS	4,442	28,095

Total Turkey		896,995
TOTAL COMMON STOCKS (Cost: $34,089,582)		27,616,975
EXCHANGE-TRADED NOTE – 3.8%
United States – 3.8% iPath MSCI India Index ETN*(a)
(Cost: $1,079,219)	16,398	1,085,220
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%
United States – 6.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $1,740,408)(c)	1,740,408	1,740,408
TOTAL INVESTMENTS IN SECURITIES – 105.8% (Cost: $36,909,209)		30,442,603
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.8)%		(1,663,626)

NET ASSETS – 100.0%		$28,778,977
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $1,850,749 and the total market value of the collateral held by the Fund was $1,926,958. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $186,550.

ADR – American Depositary Receipt

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

44	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 98.6%
Brazil – 6.5%
Aliansce Shopping Centers S.A.	172,217	$460,606
Arezzo Industria e Comercio S.A.	119,667	598,042
Arteris S.A.	929,073	2,216,551
Brasil Brokers Participacoes S.A.	1,497,848	658,279
Brasil Insurance Participacoes e Administracao S.A.	920,000	164,040
Cia de Saneamento de Minas Gerais-COPASA	219,038	684,846
Cia Hering	397,744	1,403,409
CVC Brasil Operadora e Agencia de Viagens S.A.	63,472	219,971
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	939,338	1,950,885
Direcional Engenharia S.A.	419,417	381,293
EDP – Energias do Brasil S.A.	2,424,544	6,989,984
Equatorial Energia S.A.	140,855	1,197,742
Even Construtora e Incorporadora S.A.	957,660	827,321
Ez Tec Empreendimentos e Participacoes S.A.	454,532	1,319,552
Fleury S.A.	651,975	2,660,655
Gafisa S.A.*	4,166,615	2,113,678
Grendene S.A.	1,045,727	4,629,934
Guararapes Confeccoes S.A.	53,354	656,549
Helbor Empreendimentos S.A.	1,474,511	710,973
Iguatemi Empresa de Shopping Centers S.A.	94,080	485,527
Iochpe-Maxion S.A.	336,916	1,281,854
JHSF Participacoes S.A.	434,673	158,283
JSL S.A.	100,845	243,125
Kepler Weber S.A.	22,613	119,143
Light S.A.	1,531,975	4,443,630
Linx S.A.	27,467	303,507
Lojas Americanas S.A.	200,319	593,117
LPS Brasil Consultoria de Imoveis S.A.	367,671	263,153
Magazine Luiza S.A.	304,303	137,557
Mahle-Metal Leve S.A.	465,838	2,694,220
Marisa Lojas S.A.	56,554	99,418
Mills Estruturas e Servicos de Engenharia S.A.*	258,112	291,692
MRV Engenharia e Participacoes S.A.	1,164,844	1,781,514
Multiplus S.A.	558,467	4,483,781
Odontoprev S.A.	1,258,372	3,017,982
QGEP Participacoes S.A.	418,971	643,931
Santos Brasil Participacoes S.A.	623,436	2,004,038
Sao Martinho S.A.	118,693	1,168,464
Ser Educacional S.A.	48,849	105,133
SLC Agricola S.A.	139,778	628,342
Smiles S.A.	221,577	1,672,143
Somos Educacao S.A.	134,364	442,037
Sul America S.A.	803,699	3,602,764
Tecnisa S.A.	1,352,444	1,052,895
Tegma Gestao Logistica	143,375	128,902
TPI – Triunfo Participacoes e Investimentos S.A.	614,499	598,766
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	170,681	1,961,442

Total Brazil		64,250,670

Chile – 2.1%
Administradora de Fondos de Pensiones Habitat S.A.	1,654,463	$1,928,266
CAP S.A.	519,089	1,360,240
E.CL S.A.	1,205,043	1,671,346
Forus S.A.	422,837	948,985
Hortifrut S.A.	694,307	628,058
Inversiones Aguas Metropolitanas S.A.	2,441,717	3,366,403
Inversiones La Construccion S.A.	200,334	2,155,585
Parque Arauco S.A.	1,358,478	2,326,277
Ripley Corp. S.A.	2,744,134	904,695
Salfacorp S.A.	1,556,831	817,500
Sociedad Matriz SAAM S.A.	14,126,289	937,474
SONDA S.A.	1,247,705	1,863,143
Vina Concha y Toro S.A.	1,385,518	2,291,356

Total Chile		21,199,328
China – 9.0%
Anhui Expressway Co., Ltd. Class H	1,927,666	1,566,996
BBMG Corp. Class H	807,169	553,037
China BlueChemical Ltd. Class H	16,114,000	4,303,970
China Galaxy Securities Co., Ltd. Class H(a)	1,480,500	1,039,209
China National Materials Co., Ltd. Class H	2,753,000	664,268
China Railway Construction Corp., Ltd. Class H	3,115,098	4,574,140
China Railway Group Ltd. Class H	5,483,801	4,974,306
China Southern Airlines Co., Ltd. Class H	3,558,000	2,612,244
China Suntien Green Energy Corp., Ltd. Class H(a)	7,263,039	1,283,910
Chongqing Machinery & Electric Co., Ltd. Class H	11,590,855	1,525,496
Dalian Port PDA Co., Ltd. Class H(a)	4,678,507	1,460,892
Datang International Power Generation Co., Ltd. Class H	9,665,049	3,653,988
Dongfang Electric Corp., Ltd. Class H(a)	312,581	320,645
Guangshen Railway Co., Ltd. Class H(a)	3,252,665	1,292,664
Guangzhou Automobile Group Co., Ltd. Class H	5,226,000	4,254,948
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H(a)	176,000	451,920
Haitong Securities Co., Ltd. Class H	1,157,600	1,666,933
Harbin Electric Co., Ltd. Class H(a)	1,850,071	1,016,936
Huadian Power International Corp., Ltd. Class H	4,768,000	3,709,788
Jiangsu Expressway Co., Ltd. Class H	4,951,933	6,306,486
Jiangxi Copper Co., Ltd. Class H	4,427,000	5,369,488
Livzon Pharmaceutical Group, Inc. Class H†	127,860	659,918
Metallurgical Corp. of China Ltd. Class H†(a)	6,374,000	2,352,196
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	824,000	1,297,127
Shanghai Electric Group Co., Ltd. Class H(a)	4,800,000	2,607,467
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	311,000	973,123
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	10,203,587	2,856,986
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	799,500	1,667,076
Shenzhen Expressway Co., Ltd. Class H	3,573,697	2,328,652
Sichuan Expressway Co., Ltd. Class H	1,400,768	439,206
Sinopec Engineering Group Co., Ltd. Class H(a)	4,581,000	3,983,967

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

Tong Ren Tang Technologies Co., Ltd. Class H(a)	1,239,888	$1,689,436
Weichai Power Co., Ltd. Class H	605,538	561,779
Xinhua Winshare Publishing and Media Co., Ltd. Class H	4,130,000	3,250,689
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	202,800	350,645
Yanzhou Coal Mining Co., Ltd. Class H(a)	1,358,000	602,773
Zhaojin Mining Industry Co., Ltd. Class H(a)	6,107,500	3,191,641
Zijin Mining Group Co., Ltd. Class H(a)	21,142,000	5,510,524
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	4,142,600	1,555,469

Total China		88,480,938
Indonesia – 3.0%
Ace Hardware Indonesia Tbk PT	9,797,900	337,743
Adhi Karya Persero Tbk PT	3,641,800	559,321
Agung Podomoro Land Tbk PT*	28,465,400	582,909
AKR Corporindo Tbk PT	5,005,145	1,998,641
Alam Sutera Realty Tbk PT	22,859,877	493,087
Bank Bukopin Tbk	24,852,218	1,068,730
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	69,095,112	2,900,580
Bank Tabungan Negara Persero Tbk PT	29,468,716	2,001,459
Bumi Serpong Damai Tbk PT	11,126,300	1,067,062
Ciputra Development Tbk PT	18,479,812	1,028,058
Elnusa Tbk PT	15,729,800	358,618
Global Mediacom Tbk PT	14,091,700	904,177
Harum Energy Tbk PT*	8,272,463	477,149
Intiland Development Tbk PT	9,496,600	379,216
Japfa Comfeed Indonesia Tbk PT*	8,409,891	170,494
Lippo Karawaci Tbk PT	17,565,900	1,354,912
Malindo Feedmill Tbk PT	1,713,600	136,269
Matahari Putra Prima Tbk PT	25,589,600	3,353,722
Medco Energi Internasional Tbk PT	1,217,500	95,156
MNC Investama Tbk PT	32,199,200	437,382
Pakuwon Jati Tbk PT	33,384,500	754,285
Pembangunan Perumahan Persero Tbk PT	6,493,270	1,535,780
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,649,652	1,101,349
Salim Ivomas Pratama Tbk PT	13,611,000	413,440
Summarecon Agung Tbk PT	20,755,372	1,586,759
Surya Semesta Internusa Tbk PT	18,768,400	864,756
Timah Persero Tbk PT	19,312,822	843,700
Total Bangun Persada Tbk PT	11,573,500	462,150
Waskita Karya Persero Tbk PT	12,754,969	1,349,502
Wijaya Karya Persero Tbk PT	3,713,152	656,455

Total Indonesia		29,272,861
Malaysia – 5.9%
Aeon Co. M Bhd	1,999,252	1,228,000
AirAsia Bhd	2,626,300	764,753
Alliance Financial Group Bhd	3,709,047	2,826,664
Berjaya Auto Bhd	1,618,580	721,701
Berjaya Corp. Bhd	8,246,932	712,924
BIMB Holdings Bhd	3,081,128	2,810,743

Bursa Malaysia Bhd	1,377,500	$2,522,635
Cahya Mata Sarawak Bhd	994,200	1,164,791
Coastal Contracts Bhd	620,400	263,925
Dayang Enterprise Holdings Bhd	1,801,900	688,663
Dialog Group Bhd	6,573,676	2,392,739
DRB-Hicom Bhd	3,936,961	1,191,186
Eastern & Oriental Bhd	2,354,596	846,331
Gas Malaysia Bhd	1,858,760	1,048,678
Genting Plantations Bhd	332,800	750,281
Globetronics Technology Bhd	812,100	1,154,666
HAP Seng Consolidated Bhd	6,711,892	8,474,322
Hartalega Holdings Bhd	2,476,744	2,732,687
Inari Amertron Bhd	781,700	602,847
JCY International Bhd	8,658,991	1,319,803
JobStreet Corp. Bhd	45,620	17,850
KPJ Healthcare Bhd	1,577,741	1,507,482
Lafarge Malaysia Bhd	1,557,500	3,188,876
Mah Sing Group Bhd	6,070,877	1,809,213
Malaysia Marine and Heavy Engineering Holdings Bhd*	1,446,500	342,231
Malaysian Bulk Carriers Bhd	1,358,400	271,943
Malaysian Resources Corp. Bhd	2,345,443	629,613
Matrix Concepts Holdings Bhd	2,006,500	1,045,302
Media Prima Bhd	4,802,836	1,311,131
MMC Corp. Bhd	1,779,100	858,031
Mudajaya Group Bhd*	2,377,365	540,833
Muhibbah Engineering M Bhd	511,500	235,052
Oldtown Bhd	2,133,202	616,315
Padini Holdings Bhd	2,801,596	860,412
Pos Malaysia Bhd	929,300	773,756
Press Metal Bhd	1,595,100	747,519
Prestariang Bhd	1,624,200	683,563
Sunway Bhd	2,645,100	1,895,482
Supermax Corp. Bhd	1,291,367	596,366
Ta Ann Holdings Bhd	206,400	173,731
TA Enterprise Bhd	3,454,900	483,368
Tambun Indah Land Bhd	1,039,400	307,392
Top Glove Corp. Bhd	1,289,490	2,367,328
Tropicana Corp. Bhd*	4,085,215	850,360
Tune Protect Group Bhd	733,600	216,955
UEM Edgenta Bhd	929,200	750,420
Wah Seong Corp. Bhd	1,403,269	386,272
WCT Holdings Bhd	2,545,116	793,223

Total Malaysia		58,478,358
Mexico – 2.2%
Asesor de Activos Prisma SAPI de C.V.*(a)	1,012,901	892,361
Banregio Grupo Financiero S.A.B. de C.V.	445,109	2,375,420
Bolsa Mexicana de Valores S.A.B. de C.V.(a)	687,623	1,075,657
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	1,108,092	1,730,786
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*(a)	1,685,443	8,336,338
Grupo Herdez S.A.B. de C.V.	779,073	2,055,400
Megacable Holdings S.A.B. de C.V. Series CPO(a)	734,621	2,665,517
Organizacion Cultiba S.A.B. de C.V.(a)	554,634	665,688

See Notes to Financial Statements.

46	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

Qualitas Controladora S.A.B. de C.V.*	649,072	$894,704
TV Azteca S.A.B. de C.V. Series CPO(a)	5,715,043	900,418

Total Mexico		21,592,289
Philippines – 2.5%
Cebu Air, Inc.	568,420	1,052,562
D&L Industries, Inc.	6,454,500	1,379,556
Filinvest Land, Inc.	38,046,000	1,367,507
First Philippine Holdings Corp.	667,726	937,874
Lopez Holdings Corp.	6,434,312	806,698
Manila Water Co., Inc.	3,204,745	1,491,297
Nickel Asia Corp.	5,793,748	793,324
Puregold Price Club, Inc.	1,698,600	1,126,585
Rizal Commercial Banking Corp.	893,944	574,733
Robinsons Land Corp.	5,871,360	3,573,817
Robinsons Retail Holdings, Inc.	768,930	1,200,116
Security Bank Corp.	830,274	2,437,176
Semirara Mining and Power Corp.	2,459,918	7,162,919
Vista Land & Lifescapes, Inc.	7,465,900	803,455

Total Philippines		24,707,619
Poland – 2.7%
Asseco Poland S.A.	295,058	4,190,894
CCC S.A.	26,490	1,142,138
Ciech S.A.*	72,130	1,376,759
Enea S.A.	1,077,515	3,828,280
Eurocash S.A.	262,070	3,079,325
Lubelski Wegiel Bogdanka S.A.	119,508	1,785,132
PKP Cargo S.A.	88,054	1,562,837
Synthos S.A.	3,376,548	3,356,524
Tauron Polska Energia S.A.	5,155,923	4,447,391
Warsaw Stock Exchange	175,921	1,764,970

Total Poland		26,534,250
South Africa – 10.5%
Aeci Ltd.	179,041	1,190,111
Astral Foods Ltd.	45,950	578,703
AVI Ltd.	1,133,160	7,175,779
Barloworld Ltd.	446,742	2,436,128
Blue Label Telecoms Ltd.	1,117,484	796,067
Capevin Holdings Ltd.	1,210,736	843,233
Capitec Bank Holdings Ltd.	188,534	6,831,238
City Lodge Hotels Ltd.	103,743	1,076,670
Clicks Group Ltd.	532,034	3,456,470
Clover Industries Ltd.	319,913	427,800
Famous Brands Ltd.(a)	209,085	2,041,403
Foschini Group Ltd. (The)	678,204	6,883,081
Grindrod Ltd.(a)	621,882	663,845
Group Five Ltd.	177,016	240,681
Hosken Consolidated Investments Ltd.	144,906	1,446,230
Investec Ltd.	718,711	5,501,957
Invicta Holdings Ltd.(a)	172,301	728,980
JSE Ltd.	183,864	1,715,373
Lewis Group Ltd.(a)	547,984	2,457,150
Metair Investments Ltd.	384,819	807,099
Mondi Ltd.	325,656	6,835,078

Mpact Ltd.	520,000	$1,808,925
Murray & Roberts Holdings Ltd.	612,581	518,348
Nampak Ltd.	1,845,823	3,444,148
Omnia Holdings Ltd.	89,210	961,974
Peregrine Holdings Ltd.	535,387	1,119,407
Pick n Pay Holdings Ltd.	907,777	1,848,118
Pick n Pay Stores Ltd.(a)	684,458	3,281,953
Pioneer Foods Group Ltd.	333,044	4,715,173
PPC Ltd.	2,105,297	2,603,643
PSG Group Ltd.(a)	258,317	4,156,761
Raubex Group Ltd.	313,367	396,383
Resilient Property Income Fund Ltd.	761,515	6,389,192
Reunert Ltd.	746,572	3,293,621
Sibanye Gold Ltd.	2,907,716	3,299,491
SPAR Group Ltd. (The)	490,636	6,564,523
Sun International Ltd.	235,738	1,483,272
Tongaat Hulett Ltd.	200,542	1,564,509
Trencor Ltd.	416,339	1,574,482
Wilson Bayly Holmes-Ovcon Ltd.	116,394	934,300

Total South Africa		104,091,299
South Korea – 11.8%
Aju Capital Co., Ltd.	90,517	528,455
Binggrae Co., Ltd.(a)	24,872	1,584,271
Chongkundang Holdings Corp.(a)	10,042	766,727
CJ CGV Co., Ltd.(a)	28,089	2,488,269
Daeduck Electronics Co.	76,421	500,963
Daewoong Pharmaceutical Co., Ltd.	30,087	2,056,059
Daishin Securities Co., Ltd.	185,466	1,752,484
Daum Kakao Corp.(a)	11,700	1,242,749
DGB Financial Group, Inc.	195,634	1,733,027
Doosan Corp.(a)	49,406	4,626,733
Grand Korea Leisure Co., Ltd.(a)	126,946	3,561,085
Green Cross Corp.(a)	9,214	1,453,656
Green Cross Holdings Corp.	29,283	989,441
GS Home Shopping, Inc.	5,074	813,347
Hana Tour Service, Inc.	20,570	2,516,367
Handsome Co., Ltd.	59,089	1,951,687
Hankook Tire Worldwide Co., Ltd.(a)	74,050	1,130,773
Hanmi Semiconductor Co., Ltd.(a)	92,637	789,364
Hanwha Chemical Corp.	127,830	2,324,084
Hanwha Corp.	89,078	2,919,666
Hanwha Techwin Co., Ltd.*(a)	67,791	1,767,267
Hite Jinro Co., Ltd.(a)	217,587	4,185,424
Hitejinro Holdings Co., Ltd.(a)	67,360	838,235
Huchems Fine Chemical Corp.	105,377	1,738,058
Huvis Corp.(a)	53,793	391,205
Hyosung Corp.	38,152	3,621,109
Iljin Display Co., Ltd.(a)	76,376	483,914
iMarketKorea, Inc.	32,738	812,028
Jahwa Electronics Co., Ltd.	47,660	454,364
KB Insurance Co., Ltd.	99,996	1,990,977
Kolon Industries, Inc.(a)	28,782	1,520,082
Korea Investment Holdings Co., Ltd.	37,951	1,956,303

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

Korea Real Estate Investment & Trust Co., Ltd.(a)	441,125	$1,224,417
Korean Reinsurance Co.	203,644	2,448,264
KT Skylife Co., Ltd.	72,802	1,249,912
Kumho Petrochemical Co., Ltd.	44,018	1,975,667
Kyungdong Pharm Co., Ltd.	20,957	424,338
LEENO Industrial, Inc.(a)	12,247	456,692
LF Corp.	51,972	1,435,993
LG Hausys Ltd.(a)	2,617	354,365
LG International Corp.	29,612	678,280
Lock&Lock Co., Ltd.(a)	23,619	289,932
LS Corp.	35,733	1,034,035
LS Industrial Systems Co., Ltd.(a)	28,089	1,078,250
Macquarie Korea Infrastructure Fund	1,434,291	9,607,923
Medy-Tox, Inc.	1,573	565,739
Meritz Fire & Marine Insurance Co., Ltd.(a)	270,152	3,623,907
Meritz Securities Co., Ltd.(a)	872,122	3,285,265
Mirae Asset Securities Co., Ltd.(a)	45,864	1,081,497
Modetour Network, Inc.(a)	33,130	1,071,911
Moorim P&P Co., Ltd.(a)	327,901	1,416,395
NH Investment & Securities Co., Ltd.(a)	164,744	1,381,554
NICE Information Service Co., Ltd.	143,534	1,525,798
Partron Co., Ltd.(a)	199,842	1,584,843
Poongsan Corp.	46,440	983,417
Posco ICT Co., Ltd.	53,445	249,347
S&T Motiv Co., Ltd.	10,623	595,096
S-1 Corp.(a)	49,680	3,910,524
Samsung Fine Chemicals Co., Ltd.(a)	16,525	561,150
SBS Contents Hub Co., Ltd.(a)	37,124	477,635
Seah Besteel Corp.	58,207	1,478,133
SeAH Special Steel Co., Ltd.	19,005	283,800
SeAH Steel Corp.	8,414	489,805
SEOWONINTECH Co., Ltd.	43,612	483,842
SFA Engineering Corp.(a)	29,372	1,115,110
Shinsegae Co., Ltd.	4,885	974,692
Silicon Works Co., Ltd.	27,256	756,536
SK Chemicals Co., Ltd.(a)	23,935	1,484,200
SK Gas Ltd.(a)	4,907	352,718
SKC Co., Ltd.	41,354	1,329,273
Soulbrain Co., Ltd.	21,145	765,309
Sungwoo Hitech Co., Ltd.	111,452	742,825
Tongyang Life Insurance Co., Ltd.	240,846	2,885,357
Youlchon Chemical Co., Ltd.	39,430	414,160
Youngone Corp.(a)	25,253	1,288,962
Yuhan Corp.	6,905	1,418,516

Total South Korea		116,323,557
Taiwan – 26.0%
Ability Enterprise Co., Ltd.*(a)	2,341,650	1,152,068
AcBel Polytech, Inc.(a)	1,551,303	911,631
Accton Technology Corp.	3,433,633	1,611,104
Achem Technology Corp.	653,272	250,972
Adlink Technology, Inc.(a)	118,820	328,737
ALI Corp.(a)	1,251,980	593,148
Alpha Networks, Inc.	2,054,788	870,527
Arcadyan Technology Corp.	136,926	101,465

ASROCK, Inc.	162,000	$184,004
Aten International Co., Ltd.	222,000	438,910
AV Tech Corp.	688,036	545,372
BES Engineering Corp.(a)	2,889,026	698,402
Capital Securities Corp.	9,190,723	2,506,497
Career Technology MFG. Co., Ltd.(a)	963,000	684,358
Cathay Real Estate Development Co., Ltd.	1,868,000	802,739
Charoen Pokphand Enterprise	809,300	525,974
Chaun-Choung Technology Corp.	161,000	309,507
CHC Healthcare Group(a)	299,000	483,086
Cheng Loong Corp.	2,020,000	693,220
Cheng Uei Precision Industry Co., Ltd.(a)	1,267,820	1,769,230
Chicony Electronics Co., Ltd.	2,199,347	5,062,957
Chin-Poon Industrial Co., Ltd.(a)	1,078,650	1,470,849
China Bills Finance Corp.	3,927,000	1,329,771
China Motor Corp.	930,000	652,433
China Steel Chemical Corp.(a)	745,726	2,298,723
China Synthetic Rubber Corp.	2,285,580	1,665,900
Chong Hong Construction Co., Ltd.(a)	1,013,000	1,332,105
Chroma ATE, Inc.(a)	900,132	1,539,061
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	2,458,396	1,216,972
Cleanaway Co., Ltd.	222,161	991,805
Clevo Co.(a)	1,669,000	1,827,271
Compeq Manufacturing Co., Ltd.	3,039,000	2,182,745
Coxon Precise Industrial Co., Ltd.	300,000	512,034
CTCI Corp.	1,364,190	1,632,346
Cub Elecparts, Inc.(a)	45,000	524,789
Cyberlink Corp.	515,011	1,065,136
Depo Auto Parts Ind Co., Ltd.	524,646	1,564,657
E-Lead Electronic Co., Ltd.(a)	262,000	366,016
Eastern Media International Corp.*	2,591,000	507,538
Eclat Textile Co., Ltd.(a)	336,286	5,310,720
Elan Microelectronics Corp.(a)	1,015,156	1,048,221
Elite Advanced Laser Corp.(a)	159,000	634,986
Elite Material Co., Ltd.	871,163	1,915,487
Elite Semiconductor Memory Technology, Inc.(a)	384,000	289,217
Elitegroup Computer Systems Co., Ltd.	4,251,000	2,511,030
Ennoconn Corp.	70,000	676,031
Epistar Corp.(a)	416,245	320,456
Eternal Materials Co., Ltd.	3,047,767	2,684,238
Evergreen International Storage & Transport Corp.(a)	2,873,361	1,130,059
Everlight Chemical Industrial Corp.(a)	1,078,740	542,196
Everlight Electronics Co., Ltd.	1,193,165	1,797,312
Excelsior Medical Co., Ltd.(a)	412,261	584,696
Far Eastern Department Stores Ltd.(a)	3,153,841	1,676,174
Far Eastern International Bank(a)	7,765,894	2,304,238
Faraday Technology Corp.	603,200	741,921
Farglory Land Development Co., Ltd.(a)	1,460,640	1,539,267
Feng Hsin Iron & Steel Co.	1,840,950	2,029,504
Feng TAY Enterprise Co., Ltd.	1,092,958	6,787,941
FLEXium Interconnect, Inc.(a)	286,544	783,204
Flytech Technology Co., Ltd.(a)	195,655	556,765

See Notes to Financial Statements.

48	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

Formosa International Hotels Corp.	136,976	$915,184
Formosan Rubber Group, Inc.	3,443,122	1,876,973
GeoVision, Inc.*(a)	218,000	612,406
Getac Technology Corp.	1,983,292	1,255,839
Giant Manufacturing Co., Ltd.(a)	599,464	4,351,132
Global Mixed Mode Technology, Inc.	189,685	308,197
Global Unichip Corp.	232,528	410,292
Grand Pacific Petrochemical	2,860,135	1,307,267
Grape King Bio Ltd.	391,988	1,946,399
Great Wall Enterprise Co., Ltd.(a)	2,224,446	1,222,761
Greatek Electronics, Inc.	659,000	562,384
HannStar Display Corp.*(a)	1,838,000	231,093
Highwealth Construction Corp.	1,971,613	2,778,311
Hiwin Technologies Corp.(a)	265,864	1,412,989
Holtek Semiconductor, Inc.(a)	534,773	690,239
Holy Stone Enterprise Co., Ltd.(a)	412,309	385,043
Hota Industrial Manufacturing Co., Ltd.(a)	181,000	577,177
Huaku Development Co., Ltd.	1,240,296	2,150,813
Huang Hsiang Construction Corp.	1,491,448	1,211,639
Ichia Technologies, Inc.(a)	137,000	75,308
IEI Integration Corp.(a)	1,442,620	1,734,956
Inventec Corp.	14,164,992	6,710,922
ITEQ Corp.	1,163,657	749,207
Jentech Precision Industrial Co., Ltd.(a)	296,283	402,212
Johnson Health Tech Co., Ltd.(a)	137,725	185,292
KEE TAI Properties Co., Ltd.	2,681,999	1,335,807
Kenda Rubber Industrial Co., Ltd.(a)	1,074,602	1,533,864
King Slide Works Co., Ltd.(a)	146,004	1,995,347
King Yuan Electronics Co., Ltd.	4,456,960	2,828,956
King’s Town Bank Co., Ltd.	1,574,000	1,116,176
Kingdom Construction Corp.(a)	1,239,187	643,538
Kinik Co.	335,495	494,162
Kinsus Interconnect Technology Corp.(a)	805,368	1,540,906
Kung Long Batteries Industrial Co., Ltd.	223,000	846,557
Kuoyang Construction Co., Ltd.	712,000	241,099
LCY Chemical Corp.*(a)	1,490,000	1,038,509
Lelon Electronics Corp.	348,000	234,096
Lextar Electronics Corp.(a)	925,000	382,052
Long Chen Paper Co., Ltd.(a)	1,608,000	510,321
Lotes Co., Ltd.(a)	243,233	779,321
Lumax International Corp., Ltd.	305,773	402,095
Makalot Industrial Co., Ltd.(a)	696,233	5,719,567
Masterlink Securities Corp.	2,342,060	620,234
Mercuries & Associates Holding Ltd.	1,277,362	820,476
Merida Industry Co., Ltd.(a)	689,043	3,703,914
Merry Electronics Co., Ltd.(a)	225,146	272,138
Micro-Star International Co., Ltd.(a)	2,497,877	2,116,491
Nak Sealing Technologies Corp.	137,000	312,881
Namchow Chemical Industrial Co., Ltd.	837,086	1,792,258
Neo Solar Power Corp.(a)	137,000	76,972
Nuvoton Technology Corp.	303,632	217,621
OptoTech Corp.	1,923,518	579,494
Oriental Union Chemical Corp.(a)	2,609,767	1,830,859
Posiflex Technology, Inc.(a)	137,320	642,238

Primax Electronics Ltd.(a)	506,000	$656,175
Prince Housing & Development Corp.	2,114,460	637,661
Promate Electronic Co., Ltd.	136,000	113,583
Promise Technology, Inc.(a)	412,000	195,818
Radiant Opto-Electronics Corp.(a)	1,515,252	4,670,809
Realtek Semiconductor Corp.(a)	983,770	1,667,128
Rechi Precision Co., Ltd.	447,612	311,300
Richtek Technology Corp.	354,910	2,069,478
Ruentex Development Co., Ltd.	4,824,520	5,252,723
Ruentex Industries Ltd.	3,138,162	5,556,293
Sampo Corp.	1,648,000	643,134
ScinoPharm Taiwan Ltd.(a)	671,760	795,646
SDI Corp.	136,000	102,225
Senao International Co., Ltd.	1,086,599	1,493,238
Sercomm Corp.(a)	643,488	1,575,131
Shin Zu Shing Co., Ltd.	342,580	1,031,043
Shinkong Synthetic Fibers Corp.(a)	4,587,761	1,205,197
Sigurd Microelectronics Corp.(a)	2,017,830	1,286,901
Sinbon Electronics Co., Ltd.(a)	670,307	1,129,817
Sincere Navigation Corp.	2,892,546	1,590,011
Sitronix Technology Corp.(a)	207,000	598,479
Sonix Technology Co., Ltd.	321,205	369,224
Standard Chemical & Pharmaceutical Co., Ltd.(a)	689,000	636,113
Standard Foods Corp.	765,073	1,649,690
Sunspring Metal Corp.(a)	839,000	1,037,045
Swancor Ind Co., Ltd.(a)	105,000	553,261
Syncmold Enterprise Corp.(a)	337,220	476,220
Synnex Technology International Corp.	5,919,000	5,896,081
Taiflex Scientific Co., Ltd.(a)	616,974	657,681
Tainan Spinning Co., Ltd.	3,873,929	1,635,339
Taiwan Cogeneration Corp.(a)	3,118,970	1,998,641
Taiwan Fertilizer Co., Ltd.	861,000	1,072,083
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	784,692	1,126,010
Taiwan Paiho Ltd.(a)	577,000	1,568,340
Taiwan PCB Techvest Co., Ltd.	679,302	704,522
Taiwan Secom Co., Ltd.	963,674	2,704,228
Taiwan Styrene Monomer*(a)	1,082,000	443,611
Taiwan Surface Mounting Technology Corp.	352,781	322,488
Taiwan TEA Corp.(a)	1,774,000	756,957
Teco Electric and Machinery Co., Ltd.	3,463,683	2,719,192
Test Research, Inc.	722,115	1,149,156
Test Rite International Co., Ltd.	1,418,888	863,980
Ton Yi Industrial Corp.(a)	4,232,538	2,050,231
Tong Hsing Electronic Industries Ltd.(a)	357,918	908,722
Tong Yang Industry Co., Ltd.(a)	993,685	986,820
Tong-Tai Machine & Tool Co., Ltd.(a)	413,080	302,965
Topco Scientific Co., Ltd.	503,439	722,420
Transcend Information, Inc.	1,230,479	3,101,655
Tripod Technology Corp.(a)	1,136,928	1,633,185
TSRC Corp.(a)	1,777,011	1,073,951
Ttet Union Corp.	234,000	508,827
Tung Ho Steel Enterprise Corp.(a)	4,530,153	2,366,370
TXC Corp.(a)	1,433,549	1,482,419

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

U-Ming Marine Transport Corp.(a)	2,335,420	$2,482,414
Unimicron Technology Corp.(a)	1,726,141	655,281
United Integrated Services Co., Ltd.	2,050,461	2,207,542
Universal Cement Corp.	341,300	213,523
USI Corp.	1,826,678	751,697
Visual Photonics Epitaxy Co., Ltd.	688,000	793,987
Vivotek, Inc.(a)	383,825	979,160
Voltronic Power Technology Corp.(a)	90,301	1,171,013
Wah Lee Industrial Corp.	917,325	1,199,327
Wan Hai Lines Ltd.	3,812,000	2,396,429
Wei Chuan Foods Corp.*(a)	759,396	445,110
Wistron Corp.(a)	6,260,148	3,260,543
Wistron NeWeb Corp.	935,508	1,946,164
Wowprime Corp.(a)	136,833	733,461
WPG Holdings Ltd.(a)	5,991,759	5,768,393
WT Microelectronics Co., Ltd.(a)	2,224,112	2,225,632
Yageo Corp.	136,000	208,166
YC Co., Ltd.(a)	1,239,995	468,846
YC INOX Co., Ltd.	1,326,000	708,757
YFY, Inc.	1,876,000	583,980
Young Optics, Inc.	136,759	160,734
YungShin Global Holding Corp.	352,250	486,747
Yungtay Engineering Co., Ltd.(a)	855,790	1,354,086
Zinwell Corp.(a)	1,789,186	1,983,305

Total Taiwan		257,003,220
Thailand – 10.9%
AP Thailand PCL	7,987,766	1,188,427
Bangchak Petroleum PCL (The)	4,888,939	4,613,477
Bangkok Chain Hospital PCL NVDR	5,460,065	1,030,485
Bangkok Expressway PCL	3,731,505	3,726,879
Bangkok Land PCL NVDR	55,192,914	2,250,600
Bumrungrad Hospital PCL	1,154,565	6,871,085
CH Karnchang PCL NVDR(a)	3,131,625	2,308,058
Delta Electronics Thailand PCL	3,835,251	9,298,859
Electricity Generating PCL	1,422,091	5,994,763
Hana Microelectronics PCL	2,280,847	1,775,284
IRPC PCL NVDR(a)	38,553,400	3,993,960
Jasmine International PCL	9,681,596	1,493,785
Kiatnakin Bank PCL	2,719,823	2,304,300
Kiatnakin Bank PCL NVDR	1,290,806	1,093,602
LPN Development PCL NVDR(a)	2,839,918	1,330,172
Major Cineplex Group PCL	4,229,569	3,729,059
MCOT PCL	3,542,074	995,431
MK Restaurants Group PCL NVDR(a)	1,118,000	1,778,881
Pruksa Real Estate PCL	4,394,541	3,481,004
Quality Houses PCL NVDR	38,502,844	2,567,210
Ratchaburi Electricity Generating Holding PCL	2,595,090	3,825,246
Ratchaburi Electricity Generating Holding PCL NVDR	620,600	914,784
Samart Corp. PCL(a)	2,682,600	1,566,913
Samart Telcoms PCL NVDR	2,704,124	1,542,234
Sansiri PCL	47,798,224	2,238,793
Somboon Advance Technology PCL NVDR	1,674,596	733,602

Sri Trang Agro-Industry PCL NVDR	5,619,660	$1,734,129
Sriracha Construction PCL NVDR	1,402,644	939,089
Srithai Superware PCL NVDR	12,489,860	770,830
Supalai PCL	5,454,327	2,750,081
Thai Union Group PCL NVDR	10,965,720	5,559,147
Thai Vegetable Oil PCL	5,510,248	4,326,824
Thaicom PCL NVDR(a)	1,534,400	1,331,688
Thanachart Capital PCL	5,130,666	4,488,184
TICON Industrial Connection PCL NVDR(a)	4,927,215	1,574,754
Tisco Financial Group PCL	1,584,775	1,560,978
Tisco Financial Group PCL NVDR(a)	2,228,157	2,179,352
TPI Polene PCL NVDR(a)	29,473,910	2,013,922
TTW PCL	15,593,524	4,682,998
VGI Global Media PCL NVDR(a)	10,951,800	1,056,104

Total Thailand		107,614,973
Turkey – 5.5%
Alarko Holding AS(a)	255,320	269,845
Anadolu Cam Sanayii AS*(a)	688,962	475,578
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C(a)	216,257	1,224,939
Aselsan Elektronik Sanayi ve Ticaret AS(a)	401,109	1,821,566
Bizim Toptan Satis Magazalari AS	98,282	412,247
Borusan Mannesmann Boru Sanayi ve Ticaret AS(a)	302,564	602,580
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	1,046,913	2,901,032
Cimsa Cimento Sanayi ve Ticaret AS	770,346	3,778,264
Dogus Otomotiv Servis ve Ticaret AS(a)	1,648,546	5,281,445
Goodyear Lastikleri TAS(a)	44,530	889,791
Gubre Fabrikalari TAS	962,252	2,014,921
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,505,183	695,981
Koza Altin Isletmeleri AS(a)	522,022	3,784,455
Otokar Otomotiv ve Savunma Sanayi AS	107,009	2,777,940
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS*	1,103,345	1,341,032
Saf Gayrimenkul Yatirim Ortakligi AS	5,244,050	1,870,555
Soda Sanayii AS	1,303,912	2,067,138
TAV Havalimanlari Holding AS	759,781	5,959,805
Teknosa Ic Ve Dis Ticaret AS(a)	406,951	853,485
Torunlar Gayrimenkul Yatirim Ortakligi AS	980,856	984,824
Trakya Cam Sanayii AS(a)	1,007,702	625,706
Turk Traktor ve Ziraat Makineleri AS(a)	233,836	5,657,167
Turkiye Sinai Kalkinma Bankasi AS(a)	1,745,138	812,697
Turkiye Sise ve Cam Fabrikalari AS(a)	2,038,887	1,932,659
Ulker Biskuvi Sanayi AS(a)	710,532	4,493,993
Vestel Beyaz Esya Sanayi ve Ticaret AS	254,020	802,058

Total Turkey		54,331,703
TOTAL COMMON STOCKS (Cost: $1,132,842,507)		973,881,065
RIGHTS – 0.0%
South Korea – 0.0%
Mirae Asset Securities Co., Ltd., expiring 11/5/15 (Cost $220,334)	40,249	173,180

See Notes to Financial Statements.

50	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2015

Investments	Shares	Value

EXCHANGE-TRADED FUNDS AND NOTES – 1.0%
United States – 1.0%
iPath MSCI India Index ETN*(a)	147,122	$9,736,534
WisdomTree Emerging Markets High Dividend Fund(b)	14,637	490,047
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $10,384,790)		10,226,581
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
United States – 7.6%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c) (Cost: $74,556,301)(d)	74,556,301	74,556,301
TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $1,218,003,932)		1,058,837,127
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.2)%		(70,696,592)

NET ASSETS – 100.0%		$988,140,535
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,012,114, which represents 0.3% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $115,662,029 and the total market value of the collateral held by the Fund was $123,608,591. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $49,052,290.

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	51

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 98.1%
Australia – 4.0%
Amcor Ltd.	1,038	$9,600
Australia & New Zealand Banking Group Ltd.	1,801	34,250
BHP Billiton Ltd.	1,829	28,540
Commonwealth Bank of Australia	979	49,995
Computershare Ltd.	982	7,303
Fortescue Metals Group Ltd.(a)	6,346	8,111
Lend Lease Group	739	6,513
National Australia Bank Ltd.	1,693	35,644
Orica Ltd.	591	6,242
Origin Energy Ltd.	926	3,967
QBE Insurance Group Ltd.	711	6,436
Ramsay Health Care Ltd.	136	5,584
Seek Ltd.	371	3,126
Sonic Healthcare Ltd.	619	7,933
Telstra Corp., Ltd.	9,269	36,516
Wesfarmers Ltd.	879	24,210
Westpac Banking Corp.	1,977	41,234
Woodside Petroleum Ltd.	719	14,607
Woolworths Ltd.	966	16,851

Total Australia		346,662
Austria – 0.1%
OMV AG	331	8,029
Voestalpine AG	80	2,741

Total Austria		10,770
Belgium – 1.0%
Anheuser-Busch InBev N.V.	577	61,136
Proximus	559	19,256
Solvay S.A.	40	4,073

Total Belgium		84,465
Brazil – 0.7%
Ambev S.A.	4,481	21,854
Banco Santander Brasil S.A.	1,633	5,171
BR Malls Participacoes S.A.	815	2,141
CCR S.A.	1,625	4,967
CPFL Energia S.A.*	1,222	4,563
Embraer S.A.	815	5,219
Kroton Educacional S.A.	1,633	3,162
Lojas Renner S.A.	1,535	7,093
Tim Participacoes S.A.	2,037	3,842

Total Brazil		58,012
Canada – 6.7%
Bank of Montreal	407	22,094
Bank of Nova Scotia (The)	815	35,762
BCE, Inc.	815	33,203
Canadian Imperial Bank of Commerce	407	29,107
Canadian National Railway Co.	555	31,370
Canadian Natural Resources Ltd.	815	15,799
Canadian Utilities Ltd. Class A	720	19,392
Crescent Point Energy Corp.(a)	815	9,283
Enbridge, Inc.	407	15,042

Investments	Shares	Value

Encana Corp.	815	$5,222
First Quantum Minerals Ltd.	407	1,484
Great-West Lifeco, Inc.	815	19,434
Husky Energy, Inc.	1,222	18,968
Loblaw Cos. Ltd.	407	20,859
Manulife Financial Corp.	1,222	18,813
National Bank of Canada	407	12,932
Penn West Petroleum Ltd.	3,243	1,451
Potash Corp. of Saskatchewan, Inc.	815	16,674
Power Corp. of Canada	815	16,820
Rogers Communications, Inc. Class B	407	13,958
Royal Bank of Canada	870	47,883
Sun Life Financial, Inc.	815	26,164
Suncor Energy, Inc.	815	21,696
Teck Resources Ltd. Class B	600	2,851
TELUS Corp.	815	25,562
Thomson Reuters Corp.	815	32,607
Toronto-Dominion Bank (The)	1,222	47,943
TransCanada Corp.	407	12,811
Veresen, Inc.	407	3,096
Yamana Gold, Inc.	1,300	2,182

Total Canada		580,462
Chile – 0.2%
Empresas COPEC S.A.	583	5,278
Enersis S.A.	37,111	9,324

Total Chile		14,602
China – 3.4%
Anhui Conch Cement Co., Ltd. Class H	2,000	5,871
Bank of China Ltd. Class H	44,000	18,906
Bank of Communications Co., Ltd. Class H	20,000	13,858
Beijing Enterprises Holdings Ltd.	2,000	11,987
China Construction Bank Corp. Class H	112,000	74,425
China Everbright International Ltd.	4,000	5,585
China Life Insurance Co., Ltd. Class H	4,000	13,832
China Mobile Ltd.	6,000	71,071
China Oilfield Services Ltd. Class H	8,000	7,990
China Pacific Insurance Group Co., Ltd. Class H	800	2,957
CNOOC Ltd.	20,000	20,464
Industrial & Commercial Bank of China Ltd. Class H	44,000	25,321
Ping An Insurance Group Co. of China Ltd. Class H	4,000	19,793
Sinopharm Group Co., Ltd. Class H	1,600	5,595

Total China		297,655
Czech Republic – 0.1%
Komercni Banka AS	24	5,195
Denmark – 1.5%
Carlsberg A/S Class B	160	12,269
Chr Hansen Holding A/S	244	13,618
Novo Nordisk A/S Class B	1,322	70,855
Novozymes A/S Class B	200	8,705
Pandora A/S	51	5,945
TDC A/S	3,019	15,526

Total Denmark		126,918

See Notes to Financial Statements.

52	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2015

Investments	Shares	Value

Finland – 0.5%
Fortum Oyj	277	$4,091
Metso Oyj	228	4,731
Sampo Oyj Class A	524	25,315
Wartsila Oyj Abp	328	12,987

Total Finland		47,124
France – 8.3%
Aeroports de Paris	64	7,240
Air Liquide S.A.	132	15,567
Airbus Group SE	331	19,549
AXA S.A.	1,621	39,147
BNP Paribas S.A.	567	33,203
Bouygues S.A.	447	15,832
Bureau Veritas S.A.	423	8,893
Cap Gemini S.A.	78	6,932
Christian Dior SE	80	14,918
Cie de Saint-Gobain	431	18,624
Cie Generale des Etablissements Michelin	160	14,542
Credit Agricole S.A.	1,246	14,263
Danone S.A.	331	20,846
Dassault Systemes	60	4,420
Edenred	331	5,393
Electricite de France S.A.	1,557	27,400
Engie	2,404	38,749
Essilor International S.A.	84	10,211
L’Oreal S.A.	200	34,615
LVMH Moet Hennessy Louis Vuitton SE	208	35,338
Orange S.A.	3,015	45,501
Renault S.A.	184	13,145
Rexel S.A.	607	7,440
Sanofi	663	62,825
Schneider Electric SE	355	19,817
Societe BIC S.A.	52	8,057
Societe Generale S.A.	423	18,816
Total S.A.(a)	1,797	80,637
Unibail-Rodamco SE	76	19,622
Vallourec S.A.	379	3,349
Vinci S.A.	443	28,043
Vivendi S.A.	1,278	30,143

Total France		723,077
Germany – 6.7%
Allianz SE Registered Shares	351	54,950
BASF SE	687	52,392
Bayer AG Registered Shares	307	39,221
Bayerische Motoren Werke AG	403	35,637
Continental AG	88	18,674
Daimler AG Registered Shares	755	54,654
Deutsche Bank AG Registered Shares	675	18,136
Deutsche Boerse AG	204	17,541
Deutsche Post AG Registered Shares	910	25,166
Deutsche Telekom AG Registered Shares	3,782	67,061
Deutsche Wohnen AG Bearer Shares	208	5,546
E.ON SE	1,901	16,291

Investments	Shares	Value

Hannover Rueck SE	184	$18,801
LEG Immobilien AG*	112	9,228
Linde AG	84	13,591
MAN SE	85	8,649
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	180	33,504
SAP SE	403	26,069
Siemens AG Registered Shares	603	53,807
Volkswagen AG	140	16,401

Total Germany		585,319
Hong Kong – 1.1%
BOC Hong Kong Holdings Ltd.	6,000	17,613
Hang Seng Bank Ltd.	1,200	21,553
Henderson Land Development Co., Ltd.	4,100	24,388
Hong Kong & China Gas Co., Ltd.	8,200	15,363
New World Development Co., Ltd.	8,000	7,742
Swire Properties Ltd.	4,000	11,045

Total Hong Kong		97,704
Hungary – 0.0%
OTP Bank PLC	108	2,080
Indonesia – 0.3%
Astra International Tbk PT	41,500	14,801
Perusahaan Gas Negara Persero Tbk PT	45,100	7,789
Telekomunikasi Indonesia Persero Tbk PT	22,300	4,026

Total Indonesia		26,616
Ireland – 0.3%
CRH PLC	879	23,181
Kerry Group PLC Class A	84	6,296

Total Ireland		29,477
Israel – 0.5%
Teva Pharmaceutical Industries Ltd.	687	39,296
Italy – 1.8%
Assicurazioni Generali SpA	1,010	18,445
Enel SpA	5,643	25,120
Eni SpA	3,574	56,052
EXOR SpA	152	6,614
Intesa Sanpaolo SpA	5,719	20,147
Snam SpA	4,301	22,056
Telecom Italia SpA RSP	6,709	6,867

Total Italy		155,301
Japan – 19.3%
Aisin Seiki Co., Ltd.	400	13,359
Astellas Pharma, Inc.	1,600	20,640
Bridgestone Corp.	400	13,780
Canon, Inc.	1,600	46,144
Chugoku Electric Power Co., Inc. (The)	400	5,501
Daiichi Sankyo Co., Ltd.	1,200	20,741
Daiwa House Industry Co., Ltd.	800	19,689
Daiwa Securities Group, Inc.	4,000	25,707
Denso Corp.	800	33,639
Eisai Co., Ltd.	400	23,479

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2015

Investments	Shares	Value

Electric Power Development Co., Ltd.	400	$12,174
Fuji Heavy Industries Ltd.	400	14,305
FUJIFILM Holdings Corp.	200	7,441
Fujitsu Ltd.	1,000	4,329
Honda Motor Co., Ltd.	1,600	47,279
Hulic Co., Ltd.	800	7,194
IHI Corp.	4,000	10,220
Isetan Mitsukoshi Holdings Ltd.	400	5,985
ITOCHU Corp.	2,800	29,399
J. Front Retailing Co., Ltd.	400	6,459
Japan Exchange Group, Inc.	800	11,603
Japan Tobacco, Inc.	1,600	49,363
Kao Corp.	400	18,045
KDDI Corp.	2,000	44,537
Kirin Holdings Co., Ltd.	1,200	15,686
Komatsu Ltd.	800	11,706
Kubota Corp.	1,000	13,656
Kyocera Corp.	400	18,236
Makita Corp.	400	21,141
Marubeni Corp.	3,200	15,599
Mitsubishi Corp.	2,000	32,622
Mitsubishi Materials Corp.	4,000	12,090
Mitsubishi UFJ Financial Group, Inc.	11,200	66,995
Mitsui & Co., Ltd.	2,800	31,340
Mizuho Financial Group, Inc.	25,600	47,645
MS&AD Insurance Group Holdings, Inc.	400	10,664
Murata Manufacturing Co., Ltd.	200	25,667
Nagoya Railroad Co., Ltd.	4,000	15,664
NEC Corp.	4,000	12,257
Nidec Corp.	300	20,505
Nikon Corp.	400	4,816
Nippon Express Co., Ltd.	4,000	19,004
Nippon Steel & Sumitomo Metal Corp.	800	14,485
Nippon Telegraph & Telephone Corp.	1,700	59,304
Nissan Motor Co., Ltd.	4,400	40,192
Nomura Holdings, Inc.	3,600	20,683
Nomura Research Institute Ltd.	440	16,808
NTT Data Corp.	100	5,018
NTT DOCOMO, Inc.	4,400	73,220
Oriental Land Co., Ltd.	400	22,274
Panasonic Corp.	1,200	12,059
Secom Co., Ltd.	400	23,944
Sekisui House Ltd.	1,200	18,687
Seven & I Holdings Co., Ltd.	800	36,365
Shin-Etsu Chemical Co., Ltd.	400	20,423
Sumitomo Corp.	2,000	19,238
Sumitomo Mitsui Financial Group, Inc.	1,200	45,209
Sumitomo Mitsui Trust Holdings, Inc.	4,000	14,609
Suntory Beverage & Food Ltd.	200	7,657
Taiheiyo Cement Corp.	4,000	11,957
Takeda Pharmaceutical Co., Ltd.	1,100	48,100
Terumo Corp.	400	11,255
Tokio Marine Holdings, Inc.	400	14,836
Tokyo Electron Ltd.	400	18,750

Investments	Shares	Value

Tokyu Fudosan Holdings Corp.	800	$5,297
Toray Industries, Inc.	3,000	25,813
Toshiba Corp.*	4,000	10,033
Toyota Motor Corp.	2,800	162,976
Trend Micro, Inc.	400	14,078
Yahoo Japan Corp.	2,400	9,098
Yamaha Motor Co., Ltd.	400	7,986

Total Japan		1,676,659
Malaysia – 0.3%
CIMB Group Holdings Bhd	8,000	8,117
Malayan Banking Bhd	10,800	21,031

Total Malaysia		29,148
Mexico – 1.0%
Alfa S.A.B. de C.V. Class A	4,892	9,517
America Movil S.A.B. de C.V. Series L	24,080	19,921
El Puerto de Liverpool S.A.B. de C.V. Class C1	1,222	15,830
Fomento Economico Mexicano S.A.B. de C.V.	3,259	29,091
Grupo Mexico S.A.B. de C.V. Series B	5,311	12,824

Total Mexico		87,183
Netherlands – 1.1%
Akzo Nobel N.V.	236	15,276
Boskalis Westminster	212	9,248
Heineken N.V.	201	16,208
Koninklijke Ahold N.V.	1,138	22,116
Koninklijke Philips N.V.	934	21,941
Randstad Holding N.V.	108	6,415

Total Netherlands		91,204
New Zealand – 0.0%
Fletcher Building Ltd.	439	1,910
Norway – 0.5%
Gjensidige Forsikring ASA	859	11,541
Statoil ASA	1,601	23,292
Yara International ASA	208	8,279

Total Norway		43,112
Philippines – 0.2%
Ayala Land, Inc.	10,800	7,856
Universal Robina Corp.	2,760	11,338

Total Philippines		19,194
Poland – 0.2%
Bank Pekao S.A.	184	7,471
PGE Polska Grupa Energetyczna S.A.	1,130	4,006
Polski Koncern Naftowy Orlen S.A.	252	4,387

Total Poland		15,864
Portugal – 0.1%
Galp Energia, SGPS, S.A.	619	6,080
Russia – 0.8%
Gazprom PAO ADR	4,912	19,746
Lukoil PJSC ADR	375	12,735
Magnit PJSC GDR Reg S	116	5,542
NovaTek OAO GDR Reg S	60	5,550

See Notes to Financial Statements.

54	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2015

Investments	Shares	Value

Rosneft OAO GDR Reg S	5,048	$18,627
Tatneft PAO ADR	160	4,472

Total Russia		66,672
Singapore – 0.9%
ComfortDelGro Corp., Ltd.	3,200	6,459
DBS Group Holdings Ltd.	1,200	13,680
Keppel Corp., Ltd.	1,200	5,722
Singapore Press Holdings Ltd.	4,800	12,963
Singapore Technologies Engineering Ltd.	2,800	5,868
Singapore Telecommunications Ltd.	9,200	23,293
United Overseas Bank Ltd.	800	10,437

Total Singapore		78,422
South Africa – 1.2%
Aspen Pharmacare Holdings Ltd.*	168	3,572
Bidvest Group Ltd. (The)	419	9,885
FirstRand Ltd.	3,989	14,180
Mr. Price Group Ltd.	403	5,625
MTN Group Ltd.	1,486	19,130
Netcare Ltd.	2,428	6,374
Sasol Ltd.	471	13,203
Steinhoff International Holdings Ltd.	1,150	7,061
Vodacom Group Ltd.	1,745	17,353
Woolworths Holdings Ltd.	1,174	8,219

Total South Africa		104,602
South Korea – 2.7%
Amorepacific Corp.	16	5,197
BNK Financial Group, Inc.	515	5,952
Coway Co., Ltd.	112	7,909
E-Mart Co., Ltd.	32	6,223
Hana Financial Group, Inc.	284	6,325
Hankook Tire Co., Ltd.	200	6,682
Hyundai Engineering & Construction Co., Ltd.	236	6,809
Hyundai Glovis Co., Ltd.	20	3,780
Hyundai Motor Co.	46	6,365
Hyundai Steel Co.	100	4,345
KB Financial Group, Inc.	296	8,803
KCC Corp.	12	4,181
Korea Zinc Co., Ltd.	20	7,855
KT&G Corp.	220	20,695
LG Electronics, Inc.	132	5,084
LG Household & Health Care Ltd.	8	5,764
POSCO	104	14,784
Samsung Electronics Co., Ltd.	76	72,711
Samsung Fire & Marine Insurance Co., Ltd.	32	7,559
SK Telecom Co., Ltd.	120	26,626

Total South Korea		233,649
Spain – 2.4%
Amadeus IT Holding S.A. Class A	184	7,851
Banco Bilbao Vizcaya Argentaria S.A.	2,580	21,830
Banco Santander S.A.	10,403	55,089
Endesa S.A.	595	12,513
Gas Natural SDG S.A.	655	12,744

Investments	Shares	Value

Iberdrola S.A.	2,081	$13,814
Industria de Diseno Textil S.A.	871	29,099
Red Electrica Corp. S.A.	72	5,959
Repsol S.A.	1,150	13,363
Telefonica S.A.	3,279	39,640

Total Spain		211,902
Sweden – 2.4%
Atlas Copco AB Class A	747	17,911
Hennes & Mauritz AB Class B	910	33,169
Meda AB Class A	339	4,826
Nordea Bank AB	2,668	29,648
Sandvik AB	1,442	12,241
Securitas AB Class B	783	9,532
Skandinaviska Enskilda Banken AB Class A	1,777	18,931
Swedbank AB Class A	1,078	23,765
Telefonaktiebolaget LM Ericsson Class B	2,065	20,239
TeliaSonera AB	4,716	25,326
Trelleborg AB Class B	671	10,593

Total Sweden		206,181
Switzerland – 8.4%
ABB Ltd. Registered Shares*	2,033	35,829
Actelion Ltd. Registered Shares*	48	6,077
Aryzta AG*	148	6,251
Cie Financiere Richemont S.A. Registered Shares	307	23,785
Credit Suisse Group AG Registered Shares*	990	23,729
Kuehne + Nagel International AG Registered Shares	148	18,964
LafargeHolcim Ltd. Registered Shares*	264	13,793
Nestle S.A. Registered Shares	1,973	147,909
Novartis AG Registered Shares	1,482	135,596
Partners Group Holding AG	28	9,464
Roche Holding AG Genusschein	464	122,043
Schindler Holding AG Participation Certificate	68	9,743
Swiss Re AG	755	64,597
Swisscom AG Registered Shares	44	21,894
Syngenta AG Registered Shares	80	25,553
UBS Group AG Registered Shares	1,262	23,261
Zurich Insurance Group AG*	172	42,107

Total Switzerland		730,595
Taiwan – 2.3%
Advanced Semiconductor Engineering, Inc.	12,000	12,865
Cathay Financial Holding Co., Ltd.	12,000	16,381
Chunghwa Telecom Co., Ltd.	8,000	24,004
Formosa Petrochemical Corp.	8,000	19,023
Fubon Financial Holding Co., Ltd.	8,000	12,464
Hon Hai Precision Industry Co., Ltd.	8,400	21,837
Mega Financial Holding Co., Ltd.	20,000	13,849
Nan Ya Plastics Corp.	8,000	13,508
Taishin Financial Holding Co., Ltd.	28,000	9,907
Taiwan Cement Corp.	8,000	8,103
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	47,377

Total Taiwan		199,318

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	55

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2015

Investments	Shares	Value

Thailand – 0.3%
CP ALL PCL NVDR	7,600	$9,998
Intouch Holdings PCL NVDR	5,600	11,225
PTT Exploration & Production PCL NVDR	2,800	5,400

Total Thailand		26,623
Turkey – 0.2%
Akbank TAS	3,111	6,967
Turkiye Garanti Bankasi AS	2,564	5,953

Total Turkey		12,920
United Kingdom–16.6%
Anglo American PLC	1,254	10,464
Antofagasta PLC	1,893	14,329
ARM Holdings PLC	434	6,229
AstraZeneca PLC	823	52,128
BAE Systems PLC	3,323	22,535
Barclays PLC	8,107	29,982
Berkeley Group Holdings PLC	123	6,223
BG Group PLC	1,058	15,241
BHP Billiton PLC	1,737	26,443
BP PLC	17,403	88,046
British American Tobacco PLC	1,314	72,510
BT Group PLC	4,033	25,633
Bunzl PLC	487	13,057
Burberry Group PLC	483	10,009
Centrica PLC	5,619	19,508
CNH Industrial N.V.	1,529	9,942
Compass Group PLC	1,238	19,746
Diageo PLC	1,382	37,063
Dixons Carphone PLC	763	4,905
easyJet PLC	407	10,955
GlaxoSmithKline PLC	4,756	91,205
Hammerson PLC	743	7,017
Howden Joinery Group PLC	1,046	7,708
HSBC Holdings PLC	12,959	97,893
Imperial Tobacco Group PLC	819	42,341
Inmarsat PLC	467	6,947
InterContinental Hotels Group PLC	232	8,026
Intu Properties PLC	2,208	11,024
Investec PLC	1,134	8,683
John Wood Group PLC	659	6,139
Johnson Matthey PLC	204	7,565
Legal & General Group PLC	5,191	18,722
National Grid PLC	3,059	42,578
Old Mutual PLC	6,222	17,822
Pearson PLC	914	15,603
Pennon Group PLC	731	8,604
Prudential PLC	1,086	22,923
Reckitt Benckiser Group PLC	355	32,194
RELX N.V.	1,270	20,655
Rexam PLC	1,102	8,739
Rightmove PLC	124	6,852
Rio Tinto PLC	944	31,601
Royal Dutch Shell PLC Class A	2,500	58,848

Investments	Shares	Value

Royal Dutch Shell PLC Class B	1,977	$46,807
SABMiller PLC	591	33,454
Segro PLC	1,517	9,869
Severn Trent PLC	327	10,818
Sky PLC	1,162	18,376
Spirax-Sarco Engineering PLC	108	4,582
SSE PLC	970	21,981
Standard Chartered PLC	1,965	19,073
Unilever N.V. CVA	1,426	57,129
Unilever PLC	771	31,369
United Utilities Group PLC	883	12,372
Vodafone Group PLC	32,191	101,643

Total United Kingdom		1,442,110
TOTAL COMMON STOCKS (Cost: $9,604,260)		8,514,083
EXCHANGE-TRADED FUND – 1.3%
United States – 1.3%
iShares MSCI India ETF (Cost: $115,397)	3,834	109,537
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b) (Cost: $97,950)(c)	97,950	97,950
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $9,817,607)		8,721,570
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.5)%		(42,888)

NET ASSETS – 100.0%		$8,678,682
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $93,119 and the total market value of the collateral held by the Fund was $97,950.

ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen (Certificate of Stock)
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
Reg S	–	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	–	Risparmio Italian Savings Shares

See Notes to Financial Statements.

56	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 97.4%
Australia – 2.9%
Brambles Ltd.	74,535	$509,813
Crown Resorts Ltd.	24,466	170,094
CSL Ltd.	11,493	719,930
Flight Centre Travel Group Ltd.(a)	5,171	131,091
Ramsay Health Care Ltd.	7,369	302,575
REA Group Ltd.(a)	2,494	77,623
Seek Ltd.(a)	13,095	110,352
TPG Telecom Ltd.(a)	21,054	160,567

Total Australia		2,182,045
Austria – 0.2%
ams AG	727	27,009
Andritz AG	2,178	97,831

Total Austria		124,840
Belgium – 0.3%
Umicore S.A.(a)	5,479	210,663
Brazil – 8.1%
Ambev S.A.	690,698	3,368,539
BB Seguridade Participacoes S.A.	108,625	676,801
CCR S.A.	112,225	342,992
CETIP S.A. – Mercados Organizados	17,320	143,103
Cielo S.A.	86,195	793,558
Estacio Participacoes S.A.	3,082	10,913
Localiza Rent a Car S.A.	1,330	8,163
Lojas Renner S.A.	11,705	54,087
M. Dias Branco S.A.	1,930	28,160
Natura Cosmeticos S.A.	28,051	137,369
Tractebel Energia S.A.	30,602	259,452
WEG S.A.	44,629	173,161

Total Brazil		5,996,298
Canada – 4.6%
Alimentation Couche-Tard, Inc. Class B	3,406	155,908
Canadian National Railway Co.	15,592	881,302
Canadian Pacific Railway Ltd.(a)	1,446	206,584
CI Financial Corp.(a)	12,964	292,988
Constellation Software, Inc.	531	221,537
Gildan Activewear, Inc.	1,450	43,564
Imperial Oil Ltd.(a)	13,601	428,918
Jean Coutu Group PJC, Inc. (The) Class A	4,993	74,893
Linamar Corp.	531	27,705
Magna International, Inc.	7,649	365,192
Mullen Group Ltd.(a)	8,650	115,166
Restaurant Brands International, Inc.(a)	1,365	48,911
Saputo, Inc.	8,361	182,723
Secure Energy Services, Inc.(a)	3,062	20,509
ShawCor Ltd.	981	20,473
Silver Wheaton Corp.	8,434	100,904
Stantec, Inc.(a)	1,275	27,750
Vermilion Energy, Inc.(a)	7,226	231,596

Total Canada		3,446,623

Investments	Shares	Value

Chile – 0.2%
Cia Cervecerias Unidas S.A.	11,521	$126,746
China – 3.1%
Anhui Conch Cement Co., Ltd. Class H	33,500	98,338
China Everbright International Ltd.	62,000	86,560
China Jinmao Holdings Group Ltd.	614,000	154,489
China Overseas Land & Investment Ltd.	266,000	803,143
China South City Holdings Ltd.(a)	388,000	94,621
CSPC Pharmaceutical Group Ltd.	100,000	87,612
Dongfeng Motor Group Co., Ltd. Class H	168,000	209,186
Great Wall Motor Co., Ltd. Class H	100,500	111,003
Guangzhou Automobile Group Co., Ltd. Class H(a)	68,000	55,365
Lenovo Group Ltd.	320,000	269,624
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	72,000	45,337
Yuexiu Property Co., Ltd.	716,000	117,331
Zhuzhou CSR Times Electric Co., Ltd. Class H	24,000	176,670

Total China		2,309,279
Denmark – 6.3%
Coloplast A/S Class B	7,273	514,412
GN Store Nord A/S	1,993	35,755
Novo Nordisk A/S Class B	68,368	3,664,298
Novozymes A/S Class B	5,055	220,028
Pandora A/S	2,100	244,776

Total Denmark		4,679,269
Finland – 1.2%
Kone Oyj Class B(a)	23,973	909,835
France – 1.5%
Cie Generale des Etablissements Michelin	7,020	638,013
Faurecia	1,584	49,101
Iliad S.A.	220	44,327
Ingenico Group	787	94,701
Plastic Omnium S.A.	2,889	65,948
Valeo S.A.	1,640	221,051

Total France		1,113,141
Germany – 4.6%
Continental AG	3,645	773,466
CTS Eventim AG & Co. KGaA	1,658	61,297
Fielmann AG	2,637	180,145
Hugo Boss AG	2,412	270,316
Infineon Technologies AG	25,659	287,994
KUKA AG(a)	284	21,712
ProSiebenSat.1 Media SE	9,750	477,130
Symrise AG	2,536	152,269
United Internet AG Registered Shares	3,556	179,674
Volkswagen AG(a)	7,952	931,580
Wirecard AG	1,464	69,788

Total Germany		3,405,371
Hong Kong – 1.2%
Hong Kong Exchanges and Clearing Ltd.	33,800	771,071
Techtronic Industries Co., Ltd.	25,500	94,103

Total Hong Kong		865,174

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2015

Investments	Shares	Value

India – 0.9%
Infosys Ltd. ADR	33,492	$639,362
Indonesia – 4.7%
Adaro Energy Tbk PT	1,206,400	44,056
Astra Agro Lestari Tbk PT	61,700	76,335
Astra International Tbk PT	1,367,196	487,618
Bank Rakyat Indonesia Persero Tbk PT	853,189	503,760
Bumi Serpong Damai Tbk PT	97,000	9,303
Charoen Pokphand Indonesia Tbk PT	289,153	39,475
Gudang Garam Tbk PT	38,900	111,522
Indocement Tunggal Prakarsa Tbk PT	213,200	239,395
Indofood CBP Sukses Makmur Tbk PT	144,700	122,476
Jasa Marga Persero Tbk PT	114,001	37,546
Kalbe Farma Tbk PT	645,100	60,547
Media Nusantara Citra Tbk PT	296,900	33,237
Semen Indonesia Persero Tbk PT	229,200	141,588
Surya Citra Media Tbk PT	277,900	51,976
Tambang Batubara Bukit Asam Persero Tbk PT	118,500	45,499
Telekomunikasi Indonesia Persero Tbk PT	4,167,000	752,336
Tower Bersama Infrastructure Tbk PT*	68,200	30,492
Unilever Indonesia Tbk PT	251,700	652,874
Vale Indonesia Tbk PT	113,900	16,988

Total Indonesia		3,457,023
Ireland – 0.3%
Glanbia PLC	3,908	72,589
Paddy Power PLC	1,130	130,172

Total Ireland		202,761
Italy – 0.3%
Brembo SpA	1,259	48,625
De’ Longhi	4,174	102,270
Salvatore Ferragamo SpA(a)	3,430	91,239

Total Italy		242,134
Japan – 2.1%
ABC-Mart, Inc.(a)	900	50,048
CyberAgent, Inc.(a)	600	23,346
Fast Retailing Co., Ltd.(a)	800	323,901
Japan Aviation Electronics Industry Ltd.	1,000	14,887
Kakaku.com, Inc.(a)	3,200	51,674
M3, Inc.(a)	2,000	39,527
Nihon Kohden Corp.(a)	1,200	19,819
Nitori Holdings Co., Ltd.(a)	900	70,263
Pigeon Corp.(a)	2,800	65,064
Sanrio Co., Ltd.(a)	2,700	73,381
SCSK Corp.(a)	3,300	123,304
SoftBank Group Corp.(a)	9,500	434,447
Start Today Co., Ltd.	1,300	42,767
Sysmex Corp.	2,100	110,116
Unicharm Corp.(a)	5,300	93,552

Total Japan		1,536,096
Malaysia – 0.8%
Bumi Armada Bhd*	134,000	28,198
Dialog Group Bhd	49,376	17,972

Investments	Shares	Value

Petronas Gas Bhd	78,800	$393,664
Westports Holdings Bhd	187,300	180,663

Total Malaysia		620,497
Mexico – 0.7%
Controladora Comercial Mexicana S.A.B. de C.V.(a)	18,772	54,377
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	191,758	432,585

Total Mexico		486,962
Netherlands – 0.7%
Arcadis N.V.(a)	2,543	59,625
ASML Holding N.V.(a)	5,430	473,746

Total Netherlands		533,371
New Zealand – 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	25,073	113,878
Ryman Healthcare Ltd.	13,402	62,671

Total New Zealand		176,549
Norway – 0.1%
Schibsted ASA Class A	1,258	42,548
Philippines – 1.4%
Ayala Land, Inc.	229,500	166,945
DMCI Holdings, Inc.	617,620	169,139
Energy Development Corp.	485,400	57,118
GT Capital Holdings, Inc.	170	4,601
International Container Terminal Services, Inc.	16,280	26,141
Jollibee Foods Corp.	5,810	23,966
Nickel Asia Corp.	86,100	11,789
Semirara Mining and Power Corp.	53,490	155,755
SM Prime Holdings, Inc.	409,400	180,875
Universal Robina Corp.	53,660	220,426

Total Philippines		1,016,755
Poland – 0.3%
KGHM Polska Miedz S.A.	11,654	251,159
Russia – 2.2%
Magnit PJSC GDR Reg S	8,999	429,882
NovaTek OAO GDR Reg S	10,389	960,982
PhosAgro OAO GDR Reg S	17,837	246,151

Total Russia		1,637,015
Singapore – 0.5%
First Resources Ltd.(a)	65,800	75,893
Singapore Exchange Ltd.(a)	53,000	262,037

Total Singapore		337,930
South Africa – 8.6%
Aspen Pharmacare Holdings Ltd.*	3,381	71,889
AVI Ltd.	24,320	154,007
Capitec Bank Holdings Ltd.	3,977	144,101
Discovery Ltd.	12,013	119,600
Foschini Group Ltd. (The)	11,531	117,028
Life Healthcare Group Holdings Ltd.	43,949	113,186
Massmart Holdings Ltd.	10,623	83,051
Mr. Price Group Ltd.	5,352	74,704
MTN Group Ltd.	122,885	1,581,943

See Notes to Financial Statements.

58	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2015

Investments	Shares	Value

Nampak Ltd.	34,556	$64,479
Naspers Ltd. Class N	1,577	197,386
Pick n Pay Stores Ltd.	11,499	55,137
Pioneer Foods Group Ltd.	5,114	72,403
RMB Holdings Ltd.(a)	80,403	383,320
Sasol Ltd.(a)	35,597	997,859
Shoprite Holdings Ltd.	20,874	237,258
Tiger Brands Ltd.	7,613	167,814
Truworths International Ltd.(a)	23,304	143,293
Vodacom Group Ltd.	137,223	1,364,588
Woolworths Holdings Ltd.	30,421	212,971

Total South Africa		6,356,017
South Korea – 1.7%
Amorepacific Corp.	230	74,707
CJ Corp.	215	47,887
Daum Kakao Corp.	187	19,863
Hanssem Co., Ltd.	113	27,218
Hyundai Glovis Co., Ltd.	264	49,891
Kangwon Land, Inc.	4,279	152,705
Korea Zinc Co., Ltd.	358	140,597
LG Chem Ltd.	1,685	405,861
LG Household & Health Care Ltd.	183	131,850
NAVER Corp.	49	21,207
NCSoft Corp.	206	32,847
S-1 Corp.	785	61,791
SK Holdings Co., Ltd.	454	93,458

Total South Korea		1,259,882
Spain – 4.1%
Amadeus IT Holding S.A. Class A	15,245	650,483
Industria de Diseno Textil S.A.	68,840	2,299,900
Prosegur Cia de Seguridad S.A.	19,392	93,079

Total Spain		3,043,462
Sweden – 6.8%
AAK AB	1,139	73,742
Assa Abloy AB Class B	26,364	471,198
Atlas Copco AB Class A	34,647	830,746
Boliden AB	6,245	97,394
Elekta AB Class B	15,052	99,873
Hennes & Mauritz AB Class B	57,127	2,082,225
Hexpol AB	8,040	89,631
Intrum Justitia AB	3,091	106,620
JM AB	3,205	85,904
Nibe Industrier AB Class B(a)	2,040	59,568
Saab AB Class B(a)	4,032	107,686
Sandvik AB	83,414	708,125
Trelleborg AB Class B	11,966	188,898

Total Sweden		5,001,610
Switzerland – 3.4%
Geberit AG Registered Shares	1,379	420,150
OC Oerlikon Corp. AG Registered Shares*	13,875	135,754
Partners Group Holding AG	994	335,962
Sonova Holding AG Registered Shares	1,188	152,466

Investments	Shares	Value

Syngenta AG Registered Shares	4,651	$1,485,597

Total Switzerland		2,529,929
Taiwan – 8.7%
Advanced Semiconductor Engineering, Inc.(a)	400,000	428,821
Advantech Co., Ltd.	20,000	136,664
Catcher Technology Co., Ltd.	20,000	212,892
Chicony Electronics Co., Ltd.	55,275	127,245
Delta Electronics, Inc.	104,000	486,402
Eclat Textile Co., Ltd.	6,000	94,754
Giant Manufacturing Co., Ltd.	10,000	72,584
Hiwin Technologies Corp.	3,090	16,422
Largan Precision Co., Ltd.	2,000	155,493
MediaTek, Inc.	80,000	591,603
Merida Industry Co., Ltd.	7,000	37,628
Novatek Microelectronics Corp.	37,000	115,739
President Chain Store Corp.	34,000	211,677
Siliconware Precision Industries Co., Ltd.	203,000	251,843
Taiwan Semiconductor Manufacturing Co., Ltd.	879,000	3,470,351

Total Taiwan		6,410,118
Thailand – 3.7%
Bangkok Dusit Medical Services PCL NVDR	266,500	135,838
Bangkok Life Assurance PCL NVDR	16,800	24,069
BEC World PCL NVDR	114,100	100,598
Bumrungrad Hospital PCL NVDR	18,200	108,312
Central Pattana PCL NVDR	77,350	95,369
Charoen Pokphand Foods PCL NVDR	203,900	116,290
CP ALL PCL	264,356	347,789
Delta Electronics Thailand PCL NVDR	88,900	215,545
Home Product Center PCL NVDR	73,930	13,953
Intouch Holdings PCL NVDR	269,053	539,292
Minor International PCL NVDR	37,649	29,822
Siam Cement PCL (The) NVDR	50,600	646,877
Thai Union Group PCL NVDR	207,520	105,204
Total Access Communication PCL NVDR	148,800	236,760

Total Thailand		2,715,718
Turkey – 1.4%
Aselsan Elektronik Sanayi ve Ticaret AS	3,241	14,718
BIM Birlesik Magazalar AS	7,354	130,309
Coca-Cola Icecek AS	2,798	31,975
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	269,650	223,539
Tofas Turk Otomobil Fabrikasi AS	24,989	148,147
Turk Telekomunikasyon AS	226,346	446,300
Ulker Biskuvi Sanayi AS	12,036	76,126

Total Turkey		1,071,114
United Kingdom – 9.6%
ARM Holdings PLC	15,953	228,962
Ashmore Group PLC(a)	56,194	209,821
Ashtead Group PLC	9,424	132,758
Berkeley Group Holdings PLC	13,190	667,317
Burberry Group PLC	10,814	224,085
Carillion PLC(a)	39,708	181,466
Croda International PLC	7,010	287,652

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	59

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2015

Investments	Shares	Value

Daily Mail & General Trust PLC Class A Non-Voting Shares	11,058	$126,212
Dunelm Group PLC	5,184	70,672
easyJet PLC	15,227	409,867
Fresnillo PLC	10,450	93,629
Hays PLC	49,047	113,893
Hikma Pharmaceuticals PLC	2,965	102,400
Howden Joinery Group PLC	14,366	105,867
IMI PLC	15,183	218,140
ITV PLC	81,646	304,236
Jardine Lloyd Thompson Group PLC	8,221	126,894
Melrose Industries PLC	52,368	209,575
Michael Page International PLC	13,458	96,627
Next PLC	3,605	415,557
Persimmon PLC*	16,775	510,231
Restaurant Group PLC (The)	5,164	52,800
Rightmove PLC	1,733	95,762
Sky PLC	64,119	1,013,977
Smith & Nephew PLC	25,871	451,839
Taylor Wimpey PLC	75,826	224,546
Telecity Group PLC	5,570	91,796
WH Smith PLC	4,356	103,197
Whitbread PLC	3,732	263,884

Total United Kingdom		7,133,662
TOTAL COMMON STOCKS (Cost: $79,118,057)		72,070,958
EXCHANGE-TRADED FUNDS AND NOTES – 2.3%
United States – 2.3%
iPath MSCI India Index ETN*(a)	25,713	1,701,686
WisdomTree Emerging Markets High Dividend Fund(a)(b)	410	13,727
WisdomTree International Equity Fund(a)(b)	454	20,621
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,671,130)		1,736,034
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.2%
United States – 10.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c) (Cost: $7,521,853)(d)	7,521,853	7,521,853
TOTAL INVESTMENTS IN SECURITIES – 109.9% (Cost: $88,311,040)		81,328,845
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.9)%		(7,312,981)

NET ASSETS – 100.0%		$74,015,864

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $7,925,973 and the total market value of the collateral held by the Fund was $8,333,402. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $811,549.

ADR	–	American Depositary Receipt
ETN	–	Exchange-Traded Note
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
Reg S	–	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

60	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.7%
Australia – 14.8%
Abacus Property Group	132,686	$295,377
BWP Trust(a)	165,982	360,173
Charter Hall Group	74,798	228,492
Charter Hall Retail REIT	114,044	325,956
Cromwell Property Group	604,687	407,656
Dexus Property Group	201,725	1,012,879
Federation Centres	1,150,568	2,213,883
Goodman Group	283,988	1,166,669
GPT Group (The)	391,118	1,238,729
Investa Office Fund	151,534	419,274
Lend Lease Group	116,412	1,025,967
Mirvac Group	823,435	994,602
Stockland	597,958	1,616,677
Westfield Corp.	659,911	4,620,323

Total Australia		15,926,657
Belgium – 0.8%
Befimmo S.A.	5,492	336,500
Cofinimmo S.A.	5,032	529,961

Total Belgium		866,461
Brazil – 0.3%
BR Malls Participacoes S.A.	20,966	55,075
BR Properties S.A.	41,157	110,594
Iguatemi Empresa de Shopping Centers S.A.	9,293	47,959
Multiplan Empreendimentos Imobiliarios S.A.	11,509	122,548

Total Brazil		336,176
Canada – 8.8%
Allied Properties Real Estate Investment Trust	11,439	298,027
Artis Real Estate Investment Trust	37,287	352,651
Boardwalk Real Estate Investment Trust	6,864	280,663
Brookfield Asset Management, Inc. Class A	60,320	1,889,190
Canadian Apartment Properties REIT	22,234	470,650
Canadian Real Estate Investment Trust	11,091	338,926
Chartwell Retirement Residences	38,728	355,014
Cominar Real Estate Investment Trust	36,617	440,540
Crombie Real Estate Investment Trust	33,098	316,489
Dream Office Real Estate Investment Trust	29,762	470,616
First Capital Realty, Inc.	44,382	619,037
Granite Real Estate Investment Trust	12,540	351,498
H&R Real Estate Investment Trust	71,541	1,097,634
Morguard Real Estate Investment Trust	10,967	111,821
RioCan Real Estate Investment Trust	70,010	1,330,018
Smart Real Estate Investment Trust	32,550	742,432

Total Canada		9,465,206
China – 4.4%
China Jinmao Holdings Group Ltd.	1,804,000	453,907
China Overseas Land & Investment Ltd.	726,049	2,192,186
China South City Holdings Ltd.(a)	1,084,000	264,354
Poly Property Group Co., Ltd.(a)	1,040,000	285,830
Shenzhen Investment Ltd.	1,424,000	501,612
Sino-Ocean Land Holdings Ltd.	1,172,700	638,550
Investments	Shares	Value

Yuexiu Property Co., Ltd.(a)	2,272,000	$372,313

Total China		4,708,752
Finland – 0.2%
Citycon Oyj*	16,751	41,136
Sponda Oyj	48,092	187,460

Total Finland		228,596
France – 12.6%
Fonciere Des Regions	16,664	1,448,288
Gecina S.A.	12,381	1,505,720
ICADE	18,251	1,234,380
Klepierre	68,125	3,079,042
Mercialys S.A.	28,622	617,899
Nexity S.A.	16,288	700,260
Unibail-Rodamco SE	19,278	4,977,359

Total France		13,562,948
Germany – 1.7%
Deutsche Euroshop AG	4,254	190,938
Deutsche Wohnen AG Bearer Shares	24,018	640,359
LEG Immobilien AG*	7,151	589,174
TAG Immobilien AG(a)	30,385	359,692

Total Germany		1,780,163
Hong Kong – 17.7%
Champion REIT(a)	1,633,000	813,334
Fortune Real Estate Investment Trust	283,000	265,105
Hang Lung Group Ltd.	107,649	365,310
Hang Lung Properties Ltd.	548,283	1,228,146
Henderson Land Development Co., Ltd.	251,440	1,495,653
Hui Xian Real Estate Investment Trust	852,634	422,488
Hysan Development Co., Ltd.	136,115	565,532
Kowloon Development Co., Ltd.	143,000	163,849
Link REIT	164,615	902,722
New World Development Co., Ltd.	1,048,497	1,014,668
Sino Land Co., Ltd.	929,735	1,408,389
Sun Hung Kai Properties Ltd.	305,810	3,965,639
Swire Pacific Ltd. Class A	123,778	1,380,715
Swire Properties Ltd.	570,941	1,576,524
Wharf Holdings Ltd. (The)	367,872	2,064,817
Wheelock & Co., Ltd.	221,231	956,283
Yuexiu Real Estate Investment Trust	996,000	505,065

Total Hong Kong		19,094,239
Indonesia – 0.3%
Bumi Serpong Damai Tbk PT	831,824	79,775
Ciputra Development Tbk PT	1,005,613	55,944
Lippo Karawaci Tbk PT	1,161,600	89,598
Summarecon Agung Tbk PT	1,139,500	87,115

Total Indonesia		312,432
Israel – 0.9%
Azrieli Group	10,964	438,012
Gazit-Globe Ltd.	27,590	276,259
Melisron Ltd.	6,875	255,739

Total Israel		970,010

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2015

Investments	Shares	Value

Italy – 0.2%
Beni Stabili SpA SIIQ	344,391	$266,984
Japan – 6.6%
Aeon Mall Co., Ltd.	66,730	1,020,186
Daikyo, Inc.(a)	48,000	80,959
Daito Trust Construction Co., Ltd.	9,600	971,903
Daiwa House Industry Co., Ltd.	79,100	1,946,706
Hulic Co., Ltd.(a)	17,500	157,371
Mitsubishi Estate Co., Ltd.	32,589	662,719
Mitsui Fudosan Co., Ltd.	30,308	825,742
Nomura Real Estate Holdings, Inc.	19,265	385,413
NTT Urban Development Corp.(a)	20,800	190,520
Sumitomo Real Estate Sales Co., Ltd.	5,880	149,743
Sumitomo Realty & Development Co., Ltd.(a)	11,279	357,022
Tokyo Tatemono Co., Ltd.	8,800	104,411
Tokyu Fudosan Holdings Corp.(a)	37,868	250,735

Total Japan		7,103,430
Malaysia – 1.0%
IGB Real Estate Investment Trust	569,800	165,920
IOI Properties Group Bhd	474,600	213,777
Mah Sing Group Bhd	147,580	43,981
SP Setia Bhd Group	326,855	234,225
Sunway Bhd	224,400	160,805
Sunway Real Estate Investment Trust	541,196	190,833
UEM Sunrise Bhd	422,700	118,278

Total Malaysia		1,127,819
Mexico – 0.7%
Concentradora Fibra Danhos S.A. de C.V.	106,259	223,970
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	48,767	76,172
Fibra Uno Administracion S.A. de C.V.(a)	201,967	416,048
Mexico Real Estate Management S.A. de C.V.*	60,985	76,831

Total Mexico		793,021
Netherlands – 0.7%
Eurocommercial Properties N.V. CVA	10,354	450,980
Wereldhave N.V.	5,468	314,704

Total Netherlands		765,684
Philippines – 1.2%
Ayala Land, Inc.	771,700	561,357
Robinsons Land Corp.	299,100	182,058
SM Prime Holdings, Inc.	1,369,175	604,909

Total Philippines		1,348,324
Russia – 0.1%
LSR Group PJSC GDR Reg S	61,464	111,250
Singapore – 8.8%
Ascendas Real Estate Investment Trust	489,601	805,729
Ascott Residence Trust	352,473	303,664
CapitaLand Commercial Trust Ltd.	664,335	626,070
CapitaLand Ltd.(a)	471,189	888,098
CapitaLand Mall Trust	801,686	1,071,245
CapitaLand Retail China Trust	214,200	205,628
CDL Hospitality Trusts(a)	269,132	246,059
Investments	Shares	Value

City Developments Ltd.	49,103	$265,907
Frasers Centrepoint Ltd.	219,100	228,823
Frasers Centrepoint Trust	157,300	210,744
Global Logistic Properties Ltd.	332,300	476,751
Keppel REIT	737,800	495,533
Mapletree Commercial Trust	495,390	437,242
Mapletree Greater China Commercial Trust	776,900	508,135
Mapletree Industrial Trust	507,418	529,936
Mapletree Logistics Trust	688,087	474,242
SPH REIT	244,300	160,645
Starhill Global REIT	611,784	324,845
Suntec Real Estate Investment Trust(a)	402,428	424,532
United Industrial Corp., Ltd.	34,000	73,170
UOL Group Ltd.	65,900	278,542
Wing Tai Holdings Ltd.(a)	252,498	296,555
Yanlord Land Group Ltd.(a)	149,300	106,575

Total Singapore		9,438,670
South Africa – 3.3%
Capital Property Fund*	424,784	482,325
Growthpoint Properties Ltd.	606,270	1,124,671
Hyprop Investments Ltd.	56,213	490,741
Redefine Properties Ltd.	926,076	783,618
Resilient Property Income Fund Ltd.	74,562	625,583

Total South Africa		3,506,938
Sweden – 1.8%
Atrium Ljungberg AB Class B(a)	17,111	258,285
Castellum AB	29,379	412,291
Fabege AB	27,672	404,833
Hufvudstaden AB Class A	19,157	250,111
Kungsleden AB	16,824	112,835
Wallenstam AB Class B(a)	27,572	226,177
Wihlborgs Fastigheter AB	13,757	246,040

Total Sweden		1,910,572
Switzerland – 1.5%
PSP Swiss Property AG Registered Shares*	8,234	675,001
Swiss Prime Site AG Registered Shares*	13,494	983,290

Total Switzerland		1,658,291
Taiwan – 0.6%
Highwealth Construction Corp.	136,110	191,800
Ruentex Development Co., Ltd.	424,954	462,671

Total Taiwan		654,471
Thailand – 1.2%
Central Pattana PCL NVDR	267,474	329,783
Land & Houses PCL NVDR	1,721,411	381,798
Pruksa Real Estate PCL NVDR	252,793	200,242
Quality Houses PCL NVDR	2,057,457	137,183
Supalai PCL NVDR(a)	283,221	142,801
WHA Corp. PCL NVDR*	954,930	83,140

Total Thailand		1,274,947
Turkey – 0.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	865,031	717,109

See Notes to Financial Statements.

62	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2015

Investments	Shares	Value

United Kingdom – 8.8%
Big Yellow Group PLC	21,297	$233,560
British Land Co. PLC (The)	172,867	2,195,614
Capital & Counties Properties PLC	16,993	111,789
Countrywide PLC	25,989	197,621
Derwent London PLC	7,678	423,225
Great Portland Estates PLC	20,627	267,143
Hammerson PLC	107,994	1,019,946
Intu Properties PLC	246,435	1,230,355
Land Securities Group PLC	100,461	1,915,862
Londonmetric Property PLC	140,955	350,372
Savills PLC	11,905	164,552
Segro PLC	136,962	891,054
Shaftesbury PLC	23,121	321,157
Unite Group PLC (The)	16,129	159,537

Total United Kingdom		9,481,787
TOTAL COMMON STOCKS (Cost: $113,197,600)		107,410,937
WARRANTS – 0.0%
Thailand – 0.0%
WHA Corp. PCL, expiring 12/14/15*	107,143	1,240
WHA Corp. PCL, expiring 3/4/20*	9,854	3,014
TOTAL WARRANTS
(Cost: $0)		4,254
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
United States – 4.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b) (Cost: $4,458,235)(c)	4,458,235	4,458,235
TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $117,655,835)		111,873,426
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.8)%		(4,114,976)

NET ASSETS – 100.0%		$107,758,450

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $4,178,695 and the total market value of the collateral held by the Fund was $4,518,422. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $60,187.

CVA	–	Certificaten Van Aandelen (Certificate of Stock)
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
Reg S	–	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	63

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 98.4%
Australia – 2.3%
AGL Energy Ltd.(a)	41,544	$465,913
Austria – 0.6%
Verbund AG(a)	8,668	114,850
Brazil – 3.7%
Centrais Eletricas Brasileiras S.A.*	140,206	184,854
Cia de Saneamento Basico do Estado de Sao Paulo	40,518	161,179
CPFL Energia S.A.*	56,920	212,559
Equatorial Energia S.A.	3,037	25,825
Tractebel Energia S.A.	18,741	158,891

Total Brazil		743,308
Canada – 8.0%
Algonquin Power & Utilities Corp.(a)	22,672	159,636
Atco Ltd. Class I	3,733	109,147
Canadian Utilities Ltd. Class A	6,272	168,928
Capital Power Corp.(a)	12,358	174,028
Emera, Inc.	10,921	360,612
Fortis, Inc.	9,770	278,154
Superior Plus Corp.(a)	20,946	171,699
TransAlta Corp.(a)	37,995	175,706

Total Canada		1,597,910
Chile – 3.2%
Aguas Andinas S.A. Class A	219,740	114,039
Colbun S.A.	134,066	34,466
E.CL S.A.	57,500	79,750
Empresa Nacional de Electricidad S.A.	140,039	164,447
Enersis S.A.	946,867	237,901

Total Chile		630,603
China – 12.9%
Beijing Jingneng Clean Energy Co., Ltd. Class H(a)	324,000	99,081
China Longyuan Power Group Corp., Ltd. Class H	68,100	73,108
China Power International Development Ltd.(a)	964,000	626,907
China Resources Power Holdings Co., Ltd.	114,100	260,294
Datang International Power Generation Co., Ltd. Class H	634,000	239,691
Guangdong Investment Ltd.	174,600	259,533
Huadian Fuxin Energy Corp., Ltd. Class H	146,000	50,299
Huadian Power International Corp., Ltd. Class H	508,000	395,254
Huaneng Power International, Inc. Class H	430,640	462,866
Huaneng Renewables Corp., Ltd. Class H	242,000	89,305

Total China		2,556,338
Czech Republic – 1.8%
CEZ AS	17,580	365,538
Finland – 1.5%
Fortum Oyj	20,162	297,752
France – 9.6%
Electricite de France S.A.	12,900	227,010
Engie(a)	20,786	335,042
Rubis SCA	4,623	342,962
Suez Environnement Co.	24,925	445,995
Investments	Shares	Value

Veolia Environnement S.A.	24,027	$547,935

Total France		1,898,944
Germany – 1.3%
E.ON SE	20,266	173,668
RWE AG	7,580	85,881

Total Germany		259,549
Hong Kong – 4.1%
CLP Holdings Ltd.	41,322	352,701
Hong Kong & China Gas Co., Ltd.	75,645	141,724
Power Assets Holdings Ltd.	33,886	319,619

Total Hong Kong		814,044
Indonesia – 0.5%
Perusahaan Gas Negara Persero Tbk PT	627,200	108,315
Italy – 9.9%
A2A SpA	370,305	458,822
Enel Green Power SpA(a)	57,639	108,798
Enel SpA	51,834	230,744
Hera SpA	106,698	276,554
Snam SpA	90,605	464,627
Terna Rete Elettrica Nazionale SpA	85,685	415,677

Total Italy		1,955,222
Japan – 6.7%
Chugoku Electric Power Co., Inc. (The)(a)	23,700	325,921
Electric Power Development Co., Ltd.	5,042	153,451
Hokuriku Electric Power Co.(a)	22,400	300,375
Okinawa Electric Power Co., Inc. (The)	3,900	87,499
Osaka Gas Co., Ltd.(a)	44,000	166,426
Toho Gas Co., Ltd.(a)	23,000	135,198
Tohoku Electric Power Co., Inc.	3,200	43,205
Tokyo Gas Co., Ltd.	25,000	120,611

Total Japan		1,332,686
Malaysia – 1.4%
Petronas Gas Bhd	32,000	159,864
Tenaga Nasional Bhd	44,200	120,863

Total Malaysia		280,727
Mexico – 1.1%
Infraestructura Energetica Nova S.A.B. de C.V.(a)	53,868	219,455
Philippines – 1.8%
Aboitiz Power Corp.	175,800	162,485
Energy Development Corp.	593,900	69,886
Manila Electric Co.	18,620	118,078

Total Philippines		350,449
Poland – 3.1%
Energa S.A.	48,896	216,798
PGE Polska Grupa Energetyczna S.A.(a)	68,907	244,275
Tauron Polska Energia S.A.	179,894	155,173

Total Poland		616,246
Portugal – 2.0%
EDP-Energias de Portugal S.A.	106,288	388,084

See Notes to Financial Statements.

64	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2015

Investments	Shares	Value

Russia – 0.3%
RusHydro PJSC ADR	58,744	$55,219
South Korea – 0.1%
Korea Electric Power Corp.	348	14,386
Spain – 7.0%
EDP Renovaveis S.A.	8,176	53,527
Enagas S.A.	13,090	374,352
Endesa S.A.	10,252	215,601
Gas Natural SDG S.A.	11,742	228,455
Iberdrola S.A.	33,206	220,432
Red Electrica Corp. S.A.	3,560	294,621

Total Spain		1,386,988
Taiwan – 0.6%
SPCG PCL NVDR	168,000	111,090
Thailand – 1.2%
Electricity Generating PCL NVDR	35,146	148,157
Glow Energy PCL	40,100	93,911

Total Thailand		242,068
United Kingdom – 13.7%
Centrica PLC	110,172	382,496
Drax Group PLC(a)	20,275	74,936
National Grid PLC	30,666	426,841
Pennon Group PLC	26,558	312,577
Severn Trent PLC	12,678	419,415
SSE PLC	21,263	481,834
Telecom Plus PLC(a)	10,384	175,695
United Utilities Group PLC	31,671	443,756

Total United Kingdom		2,717,550
TOTAL COMMON STOCKS (Cost: $23,256,618)		19,523,234
EXCHANGE-TRADED FUNDS AND NOTES – 1.3%
United States – 1.3%
iPath MSCI India Index ETN*(a)	3,763	249,035
WisdomTree Global ex-U.S. Real Estate Fund(b)	12	312
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $215,944)		249,347
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 15.8%
United States – 15.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $3,143,088)(d)	3,143,088	3,143,088
TOTAL INVESTMENTS IN SECURITIES – 115.5% (Cost: $26,615,650)		22,915,669
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.5)%		(3,078,251)

NET ASSETS – 100.0%		$19,837,418
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $3,037,034 and the total market value of the collateral held by the Fund was $3,213,782. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $70,694.

ADR	–	American Depositary Receipt
ETN	–	Exchange-Traded Note
NVDR	–	Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	65

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 7.4%
Amcor Ltd.	12,489	$115,506
AMP Ltd.	20,453	79,859
ASX Ltd.	3,881	103,240
Aurizon Holdings Ltd.	26,627	93,681
Australia & New Zealand Banking Group Ltd.	35,933	683,336
BHP Billiton Ltd.	32,166	501,918
Boral Ltd.	13,551	50,150
Brambles Ltd.	13,872	94,883
CIMIC Group Ltd.(a)	4,723	77,943
Coca-Cola Amatil Ltd.	6,010	38,027
Commonwealth Bank of Australia	20,781	1,061,237
Crown Resorts Ltd.	9,781	68,000
Flight Centre Travel Group Ltd.(a)	1,483	37,596
Fortescue Metals Group Ltd.(a)	60,387	77,180
Harvey Norman Holdings Ltd.(a)	14,762	40,223
Incitec Pivot Ltd.(a)	35,880	98,267
Insurance Australia Group Ltd.(a)	30,095	102,290
Lend Lease Group	3,533	31,137
Macquarie Group Ltd.	4,017	216,253
National Australia Bank Ltd.	32,832	691,227
Orica Ltd.(a)	4,457	47,074
Platinum Asset Management Ltd.(a)	11,357	53,994
Rio Tinto Ltd.	5,828	198,906
Santos Ltd.(a)	5,098	14,249
Sonic Healthcare Ltd.	6,074	77,845
Suncorp Group Ltd.	14,949	127,970
Tabcorp Holdings Ltd.	13,582	44,542
Tatts Group Ltd.	33,419	88,242
Telstra Corp., Ltd.	209,065	823,637
Wesfarmers Ltd.	14,612	402,447
Westpac Banking Corp.	42,494	886,290
Woodside Petroleum Ltd.	12,266	249,197
Woolworths Ltd.(a)	11,267	196,540
WorleyParsons Ltd.	2,047	8,496

Total Australia		7,481,382
Austria – 0.2%
Oesterreichische Post AG	1,625	55,651
OMV AG	2,742	66,510
UNIQA Insurance Group AG	2,108	18,236
Verbund AG(a)	3,293	43,632
Voestalpine AG	1,279	43,830

Total Austria		227,859
Belgium – 0.4%
Ageas	1,441	59,041
Bekaert S.A.(a)	561	14,732
Elia System Operator S.A./N.V.	1,548	75,166
Proximus	5,928	204,204

Total Belgium		353,143
Brazil – 1.6%
Ambev S.A.	111,365	543,128

Investments	Shares	Value

Arteris S.A.	6,658	$15,884
Banco do Brasil S.A.	26,591	101,504
Banco Santander Brasil S.A.	16,783	53,148
BB Seguridade Participacoes S.A.	10,205	63,583
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	9,540	26,546
CCR S.A.	9,852	30,111
Centrais Eletricas Brasileiras S.A.*	21,119	27,844
CETIP S.A. – Mercados Organizados	3,298	27,249
Cia de Saneamento Basico do Estado de Sao Paulo	9,982	39,708
Cia Siderurgica Nacional S.A.	35,929	35,370
Cielo S.A.	12,885	118,626
CPFL Energia S.A.*	7,161	26,742
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	13,188	27,390
EcoRodovias Infraestrutura e Logistica S.A.	4,316	6,612
Gerdau S.A.	24,050	26,696
Grendene S.A.	5,838	25,848
Itau Unibanco Holding S.A.	17,286	106,444
Natura Cosmeticos S.A.	5,068	24,818
Porto Seguro S.A.	7,688	58,114
Souza Cruz S.A.	14,003	94,245
Telefonica Brasil S.A.	5,301	41,136
Transmissora Alianca de Energia Eletrica S.A.	8,934	42,786
Vale S.A.	18,134	75,506

Total Brazil		1,639,038
Canada – 4.5%
Agrium, Inc.(a)	372	33,185
ARC Resources Ltd.(a)	2,543	33,459
Bank of Montreal	5,279	286,571
Bank of Nova Scotia (The)	8,588	376,842
Baytex Energy Corp.	3,652	11,631
BCE, Inc.	6,712	273,446
Canadian Imperial Bank of Commerce	2,977	212,900
Cenovus Energy, Inc.	5,863	88,511
CI Financial Corp.(a)	3,638	82,219
Crescent Point Energy Corp.(a)	6,549	74,590
Emera, Inc.	1,882	62,144
Enerplus Corp.(a)	3,884	18,831
Ensign Energy Services, Inc.	3,913	23,962
First Capital Realty, Inc.	2,381	33,210
Fortis, Inc.	3,167	90,165
Great-West Lifeco, Inc.	6,885	164,178
Husky Energy, Inc.	7,132	110,701
IGM Financial, Inc.	2,605	65,791
Inter Pipeline Ltd.(a)	1,500	27,545
Mullen Group Ltd.(a)	1,627	21,662
National Bank of Canada(a)	2,253	71,588
Pembina Pipeline Corp.(a)	3,806	91,154
Pengrowth Energy Corp.(a)	20,620	17,533
Penn West Petroleum Ltd.(a)	21,680	9,703
Potash Corp. of Saskatchewan, Inc.	5,809	118,849
Power Corp. of Canada	2,154	44,455

See Notes to Financial Statements.

66	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

Power Financial Corp.(a)	5,679	$129,617
Rogers Communications, Inc. Class B	3,510	120,377
Royal Bank of Canada(a)	10,688	588,251
Shaw Communications, Inc. Class B(a)	4,487	86,480
Sun Life Financial, Inc.(a)	5,674	182,150
Teck Resources Ltd. Class B	8,034	38,172
TELUS Corp.	3,452	108,269
Thomson Reuters Corp.	7,161	286,504
Toronto-Dominion Bank (The)	9,384	368,165
TransAlta Corp.(a)	1,171	5,415
TransCanada Corp.(a)	5,781	181,963
Veresen, Inc.(a)	1,416	10,773
Vermilion Energy, Inc.(a)	864	27,692
Whitecap Resources, Inc.(a)	3,642	28,632

Total Canada		4,607,285
Chile – 0.3%
AES Gener S.A.	169,374	79,034
Banco de Chile	620,567	64,532
Banco de Credito e Inversiones	652	26,403
Corpbanca S.A.	5,905,269	51,895
Enersis S.A.	472,390	118,688

Total Chile		340,552
China – 6.0%
Agricultural Bank of China Ltd. Class H	295,074	111,556
Bank of China Ltd. Class H	867,366	372,685
Bank of Communications Co., Ltd. Class H	296,125	205,185
China BlueChemical Ltd. Class H	30,000	8,013
China Communications Construction Co., Ltd. Class H	34,000	41,809
China Communications Services Corp., Ltd. Class H	106,206	40,838
China Construction Bank Corp. Class H	2,558,536	1,700,177
China Jinmao Holdings Group Ltd.	201,447	50,686
China Machinery Engineering Corp. Class H	58,407	50,192
China Merchants Bank Co., Ltd. Class H	42,527	102,613
China Merchants Holdings International Co., Ltd.	13,636	40,028
China Mobile Ltd.	140,948	1,669,541
China Petroleum & Chemical Corp. Class H	296,000	179,890
China Power International Development Ltd.(a)	48,224	31,361
China Resources Power Holdings Co., Ltd.	29,575	67,469
China Shenhua Energy Co., Ltd. Class H	33,500	51,179
China South City Holdings Ltd.(a)	41,610	10,147
Chongqing Rural Commercial Bank Co., Ltd. Class H	54,926	30,971
CNOOC Ltd.(a)	382,415	391,294
Great Wall Motor Co., Ltd. Class H	15,597	17,227
Huaneng Power International, Inc. Class H	30,137	32,392
Huishang Bank Corp., Ltd. Class H	94,825	41,478
Industrial & Commercial Bank of China Ltd. Class H	914,000	525,989
Jiangxi Copper Co., Ltd. Class H	12,000	14,555
PetroChina Co., Ltd. Class H	168,000	116,407
Shanghai Industrial Holdings Ltd.	17,316	38,207
Investments	Shares	Value

Sino-Ocean Land Holdings Ltd.	90,275	$49,156
Sun Art Retail Group Ltd.(a)	70,536	54,153
Yuexiu Property Co., Ltd.	238,811	39,134
Zhejiang Expressway Co., Ltd. Class H	32,000	34,725

Total China		6,119,057
Czech Republic – 0.3%
CEZ AS	6,205	129,020
Komercni Banka AS	542	117,328
O2 Czech Republic AS	3,354	29,345

Total Czech Republic		275,693
Denmark – 0.1%
TDC A/S	18,025	92,697
Finland – 0.8%
Elisa Oyj	3,545	119,584
Fortum Oyj	8,519	125,808
Kemira Oyj(a)	3,562	41,033
Kesko Oyj Class B	1,798	63,542
Neste Oyj	1,838	42,203
Sampo Oyj Class A	5,399	260,833
Stora Enso Oyj Class R	8,153	61,476
UPM-Kymmene Oyj	5,455	81,594

Total Finland		796,073
France – 6.3%
Arkema S.A.	622	40,145
AXA S.A.	19,526	471,554
Bouygues S.A.	2,530	89,609
Casino Guichard Perrachon S.A.	772	40,933
Cie de Saint-Gobain	4,239	183,167
Cie Generale des Etablissements Michelin	1,752	159,231
CNP Assurances	6,996	96,913
Edenred	3,349	54,561
Electricite de France S.A.	15,070	265,197
Engie	25,299	407,786
Eutelsat Communications S.A.	2,579	78,879
Klepierre	3,857	174,325
Lagardere SCA	2,223	61,390
Metropole Television S.A.	3,279	62,589
Orange S.A.	39,188	591,413
Rexel S.A.	683	8,371
Rubis SCA	1,153	85,536
Sanofi	8,952	848,278
Schneider Electric SE	4,052	226,198
SCOR SE	3,707	132,600
Societe Television Francaise 1	2,388	33,453
Total S.A.	23,811	1,068,477
Unibail-Rodamco SE	1,051	271,356
Veolia Environnement S.A.	7,946	181,208
Vinci S.A.	5,702	360,951
Vivendi S.A.	17,635	415,945

Total France		6,410,065

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

Germany – 4.8%
Allianz SE Registered Shares	3,030	$474,359
BASF SE	6,523	497,458
Bayerische Motoren Werke AG	4,336	383,429
Bilfinger SE(a)	577	21,319
Daimler AG Registered Shares	8,620	623,991
Deutsche Boerse AG	1,751	150,559
Deutsche Post AG Registered Shares	10,276	284,184
Deutsche Telekom AG Registered Shares	45,529	807,303
E.ON SE	10,912	93,510
Evonik Industries AG	4,969	165,928
Freenet AG	2,653	87,465
MAN SE	834	84,865
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	1,804	335,787
ProSiebenSat.1 Media SE	988	48,349
Siemens AG Registered Shares	6,986	623,382
Suedzucker AG(a)	3,868	70,119
Telefonica Deutschland Holding AG	20,105	122,557

Total Germany		4,874,564
Hong Kong – 1.4%
BOC Hong Kong Holdings Ltd.	85,000	249,514
CLP Holdings Ltd.	18,000	153,638
Hang Lung Properties Ltd.	13,472	30,177
Hang Seng Bank Ltd.	15,400	276,602
Hopewell Holdings Ltd.	24,500	83,141
New World Development Co., Ltd.	33,423	32,345
Power Assets Holdings Ltd.	20,500	193,360
Sino Land Co., Ltd.	62,000	93,919
Sun Hung Kai Properties Ltd.	18,000	233,418
Wharf Holdings Ltd. (The)	10,519	59,042

Total Hong Kong		1,405,156
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	2,124	92,499
Indonesia – 0.1%
Bank Danamon Indonesia Tbk PT	107,313	21,206
Indo Tambangraya Megah Tbk PT	31,800	21,435
Indocement Tunggal Prakarsa Tbk PT	36,945	41,484
Tambang Batubara Bukit Asam Persero Tbk PT	33,700	12,940

Total Indonesia		97,065
Ireland – 0.1%
CRH PLC	5,215	137,529
Israel – 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.	54,390	103,933
Gazit-Globe Ltd.	4,405	44,107

Total Israel		148,040
Italy – 2.0%
A2A SpA	63,209	78,318
ACEA SpA	2,159	29,113
Atlantia SpA	8,005	223,300
Enel SpA	69,339	308,670
Eni SpA	42,329	663,859
Investments	Shares	Value

Hera SpA	31,262	$81,029
Mediolanum SpA	8,034	57,305
Pirelli & C. SpA	4,538	75,831
Snam SpA	50,443	258,674
Societa Iniziative Autostradali e Servizi SpA	2,842	31,851
Telecom Italia SpA RSP	56,632	57,968
Terna Rete Elettrica Nazionale SpA	24,971	121,140
Tod’s SpA(a)	536	46,848

Total Italy		2,033,906
Japan – 2.7%
Aozora Bank Ltd.	22,331	77,193
Canon, Inc.	5,600	161,503
Chugoku Electric Power Co., Inc. (The)(a)	5,036	69,255
Dai Nippon Printing Co., Ltd.(a)	11,255	108,448
Daihatsu Motor Co., Ltd.(a)	5,887	67,882
Daiichi Sankyo Co., Ltd.(a)	3,075	53,148
Daiwa Securities Group, Inc.(a)	14,601	93,837
Eisai Co., Ltd.(a)	1,900	111,527
ITOCHU Corp.(a)	12,642	132,737
Kobe Steel Ltd.(a)	43,173	46,502
Marubeni Corp.(a)	23,369	113,913
Matsui Securities Co., Ltd.(a)	5,832	50,254
Mitsubishi Corp.(a)	15,558	253,768
Mitsui & Co., Ltd.(a)	18,058	202,119
Mizuho Financial Group, Inc.(a)	122,200	227,432
NTT DOCOMO, Inc.(a)	24,600	409,367
Sankyo Co., Ltd.(a)	1,535	54,471
Sekisui House Ltd.	9,667	150,536
Showa Shell Sekiyu K.K.(a)	4,670	36,692
Sumitomo Corp.(a)	12,586	121,063
Takeda Pharmaceutical Co., Ltd.(a)	4,400	192,400

Total Japan		2,734,047
Malaysia – 0.9%
Affin Holdings Bhd	15,093	8,035
Axiata Group Bhd	65,301	86,162
British American Tobacco Malaysia Bhd	6,300	86,451
DiGi.Com Bhd	99,300	125,375
IOI Corp. Bhd	48,681	45,073
Malayan Banking Bhd	106,500	207,391
Maxis Bhd	83,400	124,272
Petronas Chemicals Group Bhd	22,300	31,149
Sime Darby Bhd	29,602	52,460
SP Setia Bhd Group	18,992	13,610
Telekom Malaysia Bhd	30,200	45,893
YTL Corp. Bhd	168,759	61,426
YTL Power International Bhd	121,351	44,446

Total Malaysia		931,743
Mexico – 0.2%
Alpek S.A. de C.V.	12,488	16,005
Grupo Sanborns S.A.B. de C.V.(a)	23,158	37,005
Infraestructura Energetica Nova S.A.B. de C.V.(a)	6,295	25,646
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	33,367	75,272

Total Mexico		153,928

See Notes to Financial Statements.

68	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

Netherlands – 0.4%
Aegon N.V.	11,889	$68,147
Delta Lloyd N.V.	3,652	30,587
Koninklijke Ahold N.V.	6,714	130,479
Koninklijke Philips N.V.	8,322	195,496

Total Netherlands		424,709
New Zealand – 0.2%
Contact Energy Ltd.	4,067	12,878
Fletcher Building Ltd.	7,674	33,382
Spark New Zealand Ltd.	46,217	88,104
Vector Ltd.	18,946	38,177

Total New Zealand		172,541
Norway – 1.1%
Gjensidige Forsikring ASA	6,474	86,978
Marine Harvest ASA*	5,575	70,847
Orkla ASA	7,208	53,321
Statoil ASA	37,012	538,475
Telenor ASA	13,694	255,097
TGS Nopec Geophysical Co. ASA(a)	2,637	48,628
Yara International ASA	2,711	107,900

Total Norway		1,161,246
Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	27,104	33,459
Aboitiz Power Corp.	70,100	64,791
Globe Telecom, Inc.	1,019	51,190
Philippine Long Distance Telephone Co.	2,470	115,732
Semirara Mining and Power Corp.	13,010	37,883

Total Philippines		303,055
Poland – 0.5%
Bank Handlowy w Warszawie S.A.	461	9,796
Bank Pekao S.A.	1,320	53,598
Enea S.A.	2,525	8,971
KGHM Polska Miedz S.A.	1,552	33,448
Orange Polska S.A.	20,574	39,335
PGE Polska Grupa Energetyczna S.A.(a)	29,473	104,481
Polski Koncern Naftowy Orlen S.A.	4,667	81,249
Powszechny Zaklad Ubezpieczen S.A.	1,106	113,347
Tauron Polska Energia S.A.	28,233	24,353

Total Poland		468,578
Portugal – 0.3%
EDP-Energias de Portugal S.A.	45,558	166,344
Jeronimo Martins, SGPS, S.A.	4,829	64,927
Portucel S.A.	13,732	47,518

Total Portugal		278,789
Russia – 2.4%
Gazprom Neft OAO ADR	12,758	140,338
Gazprom PAO ADR	102,502	412,058
Lukoil PJSC ADR	11,885	403,615
MegaFon PJSC GDR Reg S	8,320	101,088
MMC Norilsk Nickel PJSC ADR	24,190	347,006
Mobile TeleSystems PJSC ADR	19,419	140,205
Investments	Shares	Value

PhosAgro OAO GDR Reg S	1,478	$20,396
Rosneft OAO GDR Reg S	123,051	454,058
Sberbank of Russia ADR	40,435	199,567
Sistema JSFC GDR Reg S	16,986	116,864
Tatneft PAO ADR	3,340	93,353

Total Russia		2,428,548
Singapore – 1.3%
DBS Group Holdings Ltd.	14,600	166,444
Jardine Cycle & Carriage Ltd.	1,600	30,404
Keppel Corp., Ltd.(a)	16,400	78,200
Oversea-Chinese Banking Corp., Ltd.(a)	14,003	86,565
SATS Ltd.(a)	10,220	27,528
Sembcorp Industries Ltd.(a)	20,632	50,205
Sembcorp Marine Ltd.(a)	16,720	26,928
SIA Engineering Co., Ltd.(a)	20,800	53,832
Singapore Airlines Ltd.	11,103	83,552
Singapore Exchange Ltd.(a)	5,982	29,576
Singapore Press Holdings Ltd.(a)	36,400	98,302
Singapore Technologies Engineering Ltd.(a)	37,400	78,382
Singapore Telecommunications Ltd.	158,000	400,028
StarHub Ltd.(a)	25,000	60,834
United Overseas Bank Ltd.	4,629	60,390

Total Singapore		1,331,170
South Africa – 1.2%
AVI Ltd.	7,822	49,533
Barclays Africa Group Ltd.	5,639	69,412
Exxaro Resources Ltd.(a)	4,011	15,229
FirstRand Ltd.	35,504	126,204
Foschini Group Ltd. (The)	5,184	52,612
Imperial Holdings Ltd.	1,037	12,715
Liberty Holdings Ltd.	2,323	21,211
Massmart Holdings Ltd.	3,645	28,497
MTN Group Ltd.	17,923	230,729
Nedbank Group Ltd.	5,145	81,750
RMB Holdings Ltd.(a)	11,952	56,981
Sanlam Ltd.	25,568	110,578
Sasol Ltd.(a)	5,323	149,215
Standard Bank Group Ltd.	5,489	53,592
Truworths International Ltd.	2,153	13,238
Tsogo Sun Holdings Ltd.	12,488	21,857
Vodacom Group Ltd.	16,726	166,329

Total South Africa		1,259,682
South Korea – 0.3%
GS Holdings Corp.	1,573	60,449
KT&G Corp.	1,049	98,679
SK Telecom Co., Ltd.	753	167,079

Total South Korea		326,207
Spain – 3.0%
Abertis Infraestructuras S.A.	10,885	171,685
Acerinox S.A.(a)	1,169	10,416
ACS Actividades de Construccion y Servicios S.A.	3,187	91,410
Banco Bilbao Vizcaya Argentaria S.A.	22,807	192,974

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

Banco Santander S.A.	182,439	$966,103
CaixaBank S.A.	51,896	199,564
Enagas S.A.	2,262	64,689
Endesa S.A.	824	17,329
Ferrovial S.A.	8,635	205,692
Gas Natural SDG S.A.	9,677	188,278
Mapfre S.A.	31,795	82,872
Red Electrica Corp. S.A.	1,251	103,531
Repsol S.A.	10,807	125,579
Tecnicas Reunidas S.A.	532	23,478
Telefonica S.A.	53,686	649,009

Total Spain		3,092,609
Sweden – 2.6%
Axfood AB	4,406	72,496
Electrolux AB Series B	2,866	80,645
Hennes & Mauritz AB Class B	12,981	473,145
ICA Gruppen AB(a)	1,856	62,626
Nordea Bank AB	31,998	355,574
Sandvik AB	3,903	33,134
Securitas AB Class B	2,952	35,936
Skandinaviska Enskilda Banken AB Class A	20,326	216,540
Skanska AB Class B	7,843	153,268
Svenska Handelsbanken AB Class A	16,305	233,094
Swedbank AB Class A	10,071	222,024
Tele2 AB Class B	8,656	84,062
Telefonaktiebolaget LM Ericsson Class B	22,735	222,822
TeliaSonera AB	36,934	198,342
Volvo AB Class B	16,308	155,748

Total Sweden		2,599,456
Switzerland – 3.6%
ABB Ltd. Registered Shares*	13,081	230,534
Adecco S.A. Registered Shares*	1,036	75,545
Kuehne + Nagel International AG Registered Shares	990	126,853
Nestle S.A. Registered Shares	21,043	1,577,525
SGS S.A. Registered Shares	75	130,488
STMicroelectronics N.V.(a)	8,187	55,655
Swiss Re AG	5,446	465,956
Swisscom AG Registered Shares	637	316,968
Syngenta AG Registered Shares	830	265,114
Transocean Ltd.(a)	4,283	54,748
Zurich Insurance Group AG*	1,384	338,812

Total Switzerland		3,638,198
Taiwan – 1.5%
Advanced Semiconductor Engineering, Inc.	66,108	70,871
Asia Cement Corp.	98,514	96,337
Asustek Computer, Inc.	9,486	81,385
Cheng Shin Rubber Industry Co., Ltd.	31,197	51,162
Chicony Electronics Co., Ltd.	5,690	13,099
Far Eastern New Century Corp.	109,994	97,876
Far EasTone Telecommunications Co., Ltd.	18,000	38,813
Formosa Chemicals & Fibre Corp.	21,000	42,603
Formosa Petrochemical Corp.	75,267	178,981
Fubon Financial Holding Co., Ltd.	12,195	18,999
Investments	Shares	Value

Inventec Corp.	48,841	$23,139
Lite-On Technology Corp.	38,363	35,185
MediaTek, Inc.	5,389	39,852
Mega Financial Holding Co., Ltd.	110,611	76,590
Novatek Microelectronics Corp.	5,141	16,082
Pegatron Corp.	16,680	40,627
Pou Chen Corp.	48,000	71,940
Quanta Computer, Inc.	59,210	102,677
Ruentex Industries Ltd.	9,828	17,401
Siliconware Precision Industries Co., Ltd.	48,000	59,549
Synnex Technology International Corp.	65,000	64,748
Taiwan Cement Corp.	73,000	73,937
Taiwan Mobile Co., Ltd.	30,800	94,007
Wistron Corp.	19,972	10,402
WPG Holdings Ltd.	36,232	34,881
Yulon Nissan Motor Co., Ltd.	3,104	23,378

Total Taiwan		1,474,521
Thailand – 0.7%
Advanced Info Service PCL	33,141	206,360
Banpu PCL NVDR	102,491	56,477
BEC World PCL NVDR	18,989	16,742
Electricity Generating PCL NVDR	3,564	15,024
Intouch Holdings PCL NVDR	28,671	57,468
Krung Thai Bank PCL NVDR	42,200	19,882
PTT Global Chemical PCL NVDR	65,436	96,906
PTT PCL NVDR	25,100	165,973
Ratchaburi Electricity Generating Holding PCL NVDR	17,228	25,395
Thai Oil PCL NVDR	54,612	79,371

Total Thailand		739,598
Turkey – 0.2%
Arcelik AS	8,351	40,683
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	69,761	57,832
Eregli Demir ve Celik Fabrikalari TAS	38,872	47,888
TAV Havalimanlari Holding AS	2,844	22,308
Tofas Turk Otomobil Fabrikasi AS	7,387	43,794
Turk Telekomunikasyon AS	10,315	20,339

Total Turkey		232,844
United Kingdom – 15.2%
Aberdeen Asset Management PLC	10,534	47,311
Amec Foster Wheeler PLC	2,445	26,536
Anglo American PLC	14,105	117,703
Antofagasta PLC	23,999	181,653
Ashmore Group PLC(a)	4,265	15,925
AstraZeneca PLC	11,104	703,319
Aviva PLC	23,077	158,001
BAE Systems PLC	36,778	249,411
Berkeley Group Holdings PLC	2,094	105,941
BHP Billiton PLC	23,681	360,501
BP PLC	263,552	1,333,379
British American Tobacco PLC	18,156	1,001,891
British Land Co. PLC (The)	12,780	162,321
BT Group PLC	55,033	349,784
Carillion PLC(a)	3,652	16,690

See Notes to Financial Statements.

70	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

Centrica PLC	66,554	$231,063
CNH Industrial N.V.	5,021	32,647
Cobham PLC	5,614	24,295
Croda International PLC	1,731	71,031
DS Smith PLC	7,494	44,714
G4S PLC	6,818	23,826
GlaxoSmithKline PLC	62,487	1,198,297
Hargreaves Lansdown PLC	2,162	39,528
HSBC Holdings PLC	151,236	1,142,445
ICAP PLC	11,693	80,979
IG Group Holdings PLC	7,308	85,182
IMI PLC	1,335	19,180
Imperial Tobacco Group PLC	9,999	516,932
Inmarsat PLC	9,065	134,840
Intu Properties PLC	2,395	11,957
J Sainsbury PLC(a)	27,344	108,104
Kingfisher PLC	18,472	100,338
Legal & General Group PLC	75,280	271,506
Man Group PLC	27,513	63,847
Marks & Spencer Group PLC	16,224	123,122
Melrose Industries PLC	7,423	29,707
Mondi PLC	1,838	38,504
National Grid PLC	40,889	569,136
Old Mutual PLC	39,669	113,628
Pearson PLC	6,539	111,629
Pennon Group PLC	4,566	53,740
Persimmon PLC*	2,446	74,398
RELX N.V.	11,216	182,414
Rexam PLC	6,158	48,831
Rio Tinto PLC	11,903	398,465
Royal Dutch Shell PLC Class A	39,915	939,568
Sage Group PLC (The)	8,885	67,212
Segro PLC	21,387	139,141
Severn Trent PLC	3,597	118,996
Sky PLC	14,071	222,519
Smiths Group PLC	1,784	27,158
SSE PLC	12,537	284,097
Standard Chartered PLC	16,610	161,225
Standard Life PLC	24,955	146,591
TalkTalk Telecom Group PLC(a)	10,458	49,821
Tate & Lyle PLC	5,499	48,978
Unilever N.V. CVA	11,616	465,363
Unilever PLC	10,248	416,952
United Utilities Group PLC	11,226	157,292
Vedanta Resources PLC(a)	3,774	24,307
Vodafone Group PLC	410,799	1,297,096
William Hill PLC	5,282	28,067
WM Morrison Supermarkets PLC	39,640	99,734

Total United Kingdom		15,468,768
United States – 24.0%
AGL Resources, Inc.	2,004	122,324
Alliant Energy Corp.	212	12,400
Altria Group, Inc.	19,079	1,037,898
Ameren Corp.	3,180	134,419
Investments	Shares	Value

American Campus Communities, Inc.	420	$15,221
American Eagle Outfitters, Inc.	960	15,005
American Electric Power Co., Inc.	5,703	324,273
AT&T, Inc.	53,987	1,758,896
AvalonBay Communities, Inc.	507	88,634
CA, Inc.	2,729	74,502
Cablevision Systems Corp. Class A	3,592	116,632
CBL & Associates Properties, Inc.	812	11,165
CenterPoint Energy, Inc.	2,703	48,762
CenturyLink, Inc.	7,172	180,161
Chevron Corp.	14,288	1,127,037
Cincinnati Financial Corp.	2,160	116,208
CME Group, Inc.	2,236	207,367
Coach, Inc.	2,049	59,278
ConAgra Foods, Inc.	1,593	64,532
ConocoPhillips	11,091	531,924
Consolidated Edison, Inc.	2,843	190,055
CVR Energy, Inc.	1,330	54,597
Darden Restaurants, Inc.	436	29,883
Diebold, Inc.	974	28,996
Digital Realty Trust, Inc.	960	62,707
Dominion Resources, Inc.	4,300	302,634
DTE Energy Co.	1,579	126,904
Duke Energy Corp.	5,967	429,266
Eli Lilly & Co.	7,947	665,084
Entergy Corp.	1,463	95,241
Equity One, Inc.	537	13,071
Equity Residential	1,097	82,407
Eversource Energy	1,484	75,120
Exelon Corp.	7,662	227,561
FirstEnergy Corp.	2,524	79,026
Ford Motor Co.	24,561	333,293
Frontier Communications Corp.	21,098	100,216
GameStop Corp. Class A(a)	358	14,753
General Electric Co.	69,824	1,760,961
General Mills, Inc.	2,941	165,078
Great Plains Energy, Inc.	3,483	94,111
Hancock Holding Co.	2,765	74,793
Hawaiian Electric Industries, Inc.	2,653	76,115
HCP, Inc.	3,326	123,893
HollyFrontier Corp.	3,841	187,594
Hospitality Properties Trust	3,690	94,390
Iron Mountain, Inc.	1,307	40,543
Kimberly-Clark Corp.	1,273	138,808
Kimco Realty Corp.	5,875	143,526
Kinder Morgan, Inc.	9,630	266,558
Kraft Heinz Co. (The)	4,461	314,857
Leggett & Platt, Inc.	3,715	153,244
Leidos Holdings, Inc.	348	14,376
Lexington Realty Trust	2,367	19,173
Liberty Property Trust	1,274	40,144
Lockheed Martin Corp.	2,928	607,004
Macerich Co. (The)	1,852	142,271
Mattel, Inc.	3,083	64,928

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	71

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2015

Investments	Shares	Value

Maxim Integrated Products, Inc.	1,945	$64,963
McDonald’s Corp.	6,666	656,801
Medical Properties Trust, Inc.	934	10,330
Merck & Co., Inc.	19,424	959,351
Microchip Technology, Inc.	707	30,465
New York Community Bancorp, Inc.	6,338	114,464
NextEra Energy, Inc.	1,936	188,857
Old Republic International Corp.	4,198	65,657
Omega Healthcare Investors, Inc.	1,093	38,419
Paychex, Inc.	5,357	255,154
PBF Energy, Inc. Class A	1,043	29,444
Pepco Holdings, Inc.	3,501	84,794
Pfizer, Inc.	48,037	1,508,842
PG&E Corp.	2,804	148,051
Philip Morris International, Inc.	13,893	1,102,132
Piedmont Natural Gas Co., Inc.(a)	1,429	57,260
Pinnacle West Capital Corp.	1,380	88,513
Plum Creek Timber Co., Inc.	2,191	86,566
PPL Corp.	5,819	191,387
Prologis, Inc.	2,180	84,802
Public Service Enterprise Group, Inc.	4,515	190,352
Public Storage	702	148,564
R.R. Donnelley & Sons Co.	3,483	50,712
Rayonier, Inc.	1,195	26,374
Realty Income Corp.	1,360	64,450
Reynolds American, Inc.	14,480	641,030
SCANA Corp.	2,218	124,785
Senior Housing Properties Trust	3,696	59,875
Six Flags Entertainment Corp.	986	45,139
Southern Co. (The)	7,458	333,373
Spectra Energy Corp.	6,101	160,273
Spirit Realty Capital, Inc.	4,726	43,196
Staples, Inc.	4,072	47,765
Sysco Corp.	4,922	191,810
TECO Energy, Inc.	6,604	173,421
UDR, Inc.	1,598	55,099
UIL Holdings Corp.	478	24,029
Ventas, Inc.	1,890	105,953
Verizon Communications, Inc.	36,639	1,594,163
Vornado Realty Trust	1,332	120,439
W.P. Carey, Inc.	491	28,385
Waste Management, Inc.	4,117	205,068
WEC Energy Group, Inc.	2,815	146,999
Welltower, Inc.	3,110	210,609
Western Union Co. (The)	1,996	36,647
Weyerhaeuser Co.	1,309	35,788
WGL Holdings, Inc.	278	16,032
Williams Cos., Inc. (The)	4,688	172,753
Windstream Holdings, Inc.(a)	1,906	11,703
Xcel Energy, Inc.	3,060	108,355

Total United States		24,419,212
TOTAL COMMON STOCKS (Cost: $106,901,196)		100,771,052
Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.4%
United States – 0.4%
WisdomTree High Dividend Fund(b)	1,969	$109,319
WisdomTree International High Dividend Fund(b)	8,767	328,149
TOTAL EXCHANGE-TRADED FUNDS (Cost: $437,108)		437,468
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%
United States – 4.3%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c) (Cost: $4,343,126)(d)	4,343,126	4,343,126
TOTAL INVESTMENTS IN SECURITIES – 103.9% (Cost: $111,681,430)		105,551,646
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.9)%		(3,970,477)

NET ASSETS – 100.0%		$101,581,169

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $4,686,111 and the total market value of the collateral held by the Fund was $4,942,360. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $599,234.

ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen (Certificate of Stock)
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
Reg S	–	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	–	Risparmio Italian Savings Shares

See Notes to Financial Statements.

72	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 7.9%
BHP Billiton Ltd.	14,657	$228,708
Fortescue Metals Group Ltd.(a)	233,739	298,741
Rio Tinto Ltd.	8,692	296,652
Woodside Petroleum Ltd.	19,370	393,523

Total Australia		1,217,624
Brazil – 1.9%
Petroleo Brasileiro S.A.*	32,074	68,788
Vale S.A.	52,608	219,049

Total Brazil		287,837
Canada – 8.2%
Agrium, Inc.(a)	3,140	280,110
Cameco Corp.	10,062	122,107
Canadian Natural Resources Ltd.	4,801	93,069
Crescent Point Energy Corp.(a)	15,791	179,853
Encana Corp.	5,873	37,629
First Quantum Minerals Ltd.(a)	3,178	11,591
Imperial Oil Ltd.(a)	1,789	56,418
Potash Corp. of Saskatchewan, Inc.	10,456	213,924
Suncor Energy, Inc.	5,794	154,239
Teck Resources Ltd. Class B	21,563	102,451

Total Canada		1,251,391
China – 3.5%
China Oilfield Services Ltd. Class H(a)	88,000	87,886
China Shenhua Energy Co., Ltd. Class H	155,000	236,798
CNOOC Ltd.(a)	200,618	205,276

Total China		529,960
France – 2.8%
Technip S.A.	2,896	136,305
Total S.A.	6,642	298,048

Total France		434,353
Germany – 0.8%
K+S AG Registered Shares	3,601	120,287
Indonesia – 0.3%
Charoen Pokphand Indonesia Tbk PT	291,700	39,822
Israel – 1.2%
Israel Chemicals Ltd.	34,530	177,537
Italy – 2.3%
Eni SpA	22,558	353,784
Japan – 2.1%
Mitsubishi Materials Corp.(a)	52,000	157,174
Sumitomo Metal Mining Co., Ltd.(a)	15,000	169,332

Total Japan		326,506
Malaysia – 2.4%
IOI Corp. Bhd	226,400	209,623
Kuala Lumpur Kepong Bhd	30,100	148,591
SapuraKencana Petroleum Bhd	23,800	10,179

Total Malaysia		368,393
Investments	Shares	Value

Mexico – 1.6%
Grupo Mexico S.A.B. de C.V. Series B(a)	54,057	$130,527
Industrias Penoles S.A.B. de C.V.(a)	9,052	123,083

Total Mexico		253,610
Norway – 3.0%
Statoil ASA	16,749	243,675
Yara International ASA	5,441	216,556

Total Norway		460,231
Poland – 1.2%
KGHM Polska Miedz S.A.	8,477	182,691
Russia – 12.4%
Gazprom PAO ADR	62,952	253,067
Lukoil PJSC ADR	10,081	342,351
MMC Norilsk Nickel PJSC ADR	30,545	438,168
NovaTek OAO GDR Reg S	1,868	172,790
Novolipetsk Steel OJSC GDR Reg S	14,088	161,308
Rosneft OAO GDR Reg S	81,848	302,019
Tatneft PAO ADR	8,417	235,255

Total Russia		1,904,958
Singapore – 1.0%
Wilmar International Ltd.(a)	81,400	147,126
South Africa – 1.8%
Exxaro Resources Ltd.(a)	32,327	122,743
Sasol Ltd.(a)	5,666	158,830

Total South Africa		281,573
South Korea – 0.7%
Korea Zinc Co., Ltd.	288	113,105
Spain – 1.4%
Repsol S.A.	18,260	212,184
Sweden – 0.8%
Boliden AB	8,081	126,027
Switzerland – 3.7%
Syngenta AG Registered Shares	879	280,765
Transocean Ltd.(a)	22,010	281,348

Total Switzerland		562,113
Thailand – 2.0%
PTT Exploration & Production PCL	59,041	113,869
PTT PCL NVDR	28,600	189,117

Total Thailand		302,986
United Kingdom – 17.2%
Amec Foster Wheeler PLC	20,917	227,016
Anglo American PLC	16,147	134,743
Antofagasta PLC	63,834	483,173
BG Group PLC	8,650	124,606
BHP Billiton PLC	15,174	230,997
BP PLC	66,919	338,561
Fresnillo PLC	7,011	62,817
John Wood Group PLC	16,119	150,160
Rio Tinto PLC	7,597	254,317
Royal Dutch Shell PLC Class A	10,186	239,770

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2015

Investments	Shares			Value

Royal Dutch Shell PLC Class B		10,783		$255,293
Vedanta Resources PLC(a)		21,524		138,630

Total United Kingdom				2,640,083
United States – 19.0%
Anadarko Petroleum Corp.		835		50,426
Apache Corp.		1,025		40,139
Archer-Daniels-Midland Co.		3,046		126,257
Baker Hughes, Inc.		1,363		70,930
Cabot Oil & Gas Corp.		654		14,296
CF Industries Holdings, Inc.		2,699		121,185
Chevron Corp.		2,451		193,335
ConocoPhillips		4,279		205,221
CONSOL Energy, Inc.		1,927		18,885
Devon Energy Corp.		1,876		69,581
Diamond Offshore Drilling, Inc.(a)		21,968		380,046
EOG Resources, Inc.		399		29,047
EQT Corp.		130		8,420
Exxon Mobil Corp.		2,499		185,801
Freeport-McMoRan, Inc.		10,239		99,216
Halliburton Co.		1,331		47,051
Helmerich & Payne, Inc.		2,406		113,708
Hess Corp.		1,192		59,672
Ingredion, Inc.		2,457		214,521
Marathon Oil Corp.		5,074		78,140
Monsanto Co.		1,133		96,690
Mosaic Co. (The)		4,636		144,226
National Oilwell Varco, Inc.		2,197		82,717
Noble Energy, Inc.		1,369		41,316
Occidental Petroleum Corp.		2,596		171,725
Oceaneering International, Inc.		1,990		78,167
Patterson-UTI Energy, Inc.		3,284		43,152
Pioneer Natural Resources Co.		35		4,257
Southern Copper Corp.(a)		4,449		118,877

Total United States				2,907,004
TOTAL COMMON STOCKS (Cost: $26,264,274)				15,201,185
EXCHANGE-TRADED FUNDS AND NOTES – 0.4%
United States – 0.4%
iPath MSCI India Index ETN*		562		37,193
WisdomTree Global High Dividend Fund(b)		732		28,138
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $58,694)				65,331
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.5%
United States – 14.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c) (Cost: $2,221,104)(d)		2,221,104		2,221,104
Investments	Shares		Value

TOTAL INVESTMENTS IN SECURITIES – 114.1% (Cost: $28,544,072)			$17,487,620
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (14.1)%			(2,154,706)

NET ASSETS – 100.0%			$15,332,914

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $2,333,218 and the total market value of the collateral held by the Fund was $2,448,846. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $227,742.

ADR	–	American Depositary Receipt
ETN	–	Exchange-Traded Note
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
Reg S	–	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

74	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.7%
India – 99.7%
Aerospace & Defense – 0.3%
Bharat Electronics Ltd.	253,182	$4,379,578
Air Freight & Logistics – 0.0%
Allcargo Logistics Ltd.	80,426	367,210
Auto Components – 1.2%
Apollo Tyres Ltd.	1,653,779	4,533,783
Balkrishna Industries Ltd.	245,152	2,502,874
Bharat Forge Ltd.	347,695	4,807,291
Bosch Ltd.	8,189	2,418,624
Castex Technologies Ltd.	442,388	148,608
Ceat Ltd.	50,419	984,684
Exide Industries Ltd.	604,759	1,434,045
JK Tyre & Industries Ltd.	678,861	1,054,386
Motherson Sumi Systems Ltd.	538,638	1,890,239
Tube Investments of India Ltd.	183,374	1,141,897

Total Auto Components		20,916,431
Automobiles – 5.8%
Bajaj Auto Ltd.	280,753	9,889,229
Hero MotoCorp Ltd.	315,059	11,493,126
Mahindra & Mahindra Ltd.	1,074,881	20,695,226
Tata Motors Ltd.*	12,376,565	56,301,680
TVS Motor Co., Ltd.	252,230	883,996

Total Automobiles		99,263,257
Banks – 12.7%
Allahabad Bank	160,553	187,728
Andhra Bank	2,149,549	2,194,086
Axis Bank Ltd.	5,335,858	40,291,256
Bank of Baroda	3,073,288	8,577,489
Bank of India	1,170,091	2,417,190
Canara Bank	1,721,669	7,338,863
Central Bank of India	680,490	860,979
City Union Bank Ltd.	878,700	1,230,903
DCB Bank Ltd.*	708,130	1,543,236
Federal Bank Ltd.	6,145,983	5,987,745
ICICI Bank Ltd.	15,600,656	64,254,073
IDBI Bank Ltd.	3,020,755	3,624,078
Indian Bank	1,098,241	2,267,924
IndusInd Bank Ltd.	667,183	9,579,321
Jammu & Kashmir Bank Ltd. (The)	867,652	1,190,973
Karnataka Bank Ltd. (The)	1,541,637	2,971,010
Karur Vysya Bank Ltd. (The)	354,015	2,412,145
Lakshmi Vilas Bank Ltd. (The)	367,552	473,719
Oriental Bank of Commerce	37,763	75,048
South Indian Bank Ltd. (The)	7,337,667	2,531,965
State Bank of India	10,137,051	36,624,035
Syndicate Bank	1,730,450	2,173,607
UCO Bank	5,350,968	3,778,449
Union Bank of India	1,277,295	3,409,233
Yes Bank Ltd.	983,079	10,928,591

Total Banks		216,923,646
Investments	Shares	Value
Biotechnology – 0.1%
Biocon Ltd.	121,245	$821,230
Building Products – 0.3%
Kajaria Ceramics Ltd.	69,349	842,669
Sintex Industries Ltd.	2,768,034	4,440,493

Total Building Products		5,283,162
Capital Markets – 0.2%
Edelweiss Financial Services Ltd.	1,334,117	1,175,787
JM Financial Ltd.	1,112,746	737,423
PTC India Financial Services Ltd.	914,162	629,496

Total Capital Markets		2,542,706
Chemicals – 1.8%
Aarti Industries	64,409	539,931
Akzo Nobel India Ltd.	25,771	542,392
Asian Paints Ltd.	599,517	7,686,678
Atul Ltd.	34,380	814,718
Bayer CropScience Ltd.	16,235	902,979
Berger Paints India Ltd.	234,774	785,620
Castrol India Ltd.	229,068	1,544,394
Chambal Fertilizers and Chemicals Ltd.	1,344,865	1,201,650
Godrej Industries Ltd.	236,259	1,252,921
Gujarat Fluorochemicals Ltd.	103,507	1,084,584
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.*	29	26
Jindal Poly Films Ltd.	108,164	730,239
Kansai Nerolac Paints Ltd.	189,120	694,938
Monsanto India Ltd.	8,318	330,103
PI Industries Ltd.	98,607	956,927
Pidilite Industries Ltd.	167,138	1,445,907
Rallis India Ltd.	193,892	647,636
Rashtriya Chemicals & Fertilizers Ltd.	1,601,078	1,165,928
Tata Chemicals Ltd.	323,044	1,878,764
UPL Ltd.	914,261	6,383,392

Total Chemicals		30,589,727
Construction & Engineering – 1.4%
Ahluwalia Contracts Ltd.*	65,107	265,923
Ashoka Buildcon Ltd.	71,182	182,401
Engineers India Ltd.	47,748	139,047
IRB Infrastructure Developers Ltd.	1,231,438	4,452,800
KEC International Ltd.	176,854	382,726
Larsen & Toubro Ltd.	648,302	14,481,609
NCC Ltd.	632,212	720,436
Voltas Ltd.	666,185	2,722,996

Total Construction & Engineering		23,347,938
Construction Materials – 1.0%
ACC Ltd.	115,836	2,376,632
Ambuja Cements Ltd.	2,023,885	6,345,453
Ramco Cements Ltd. (The)	217,656	1,084,632
UltraTech Cement Ltd.	193,558	7,883,272

Total Construction Materials		17,689,989
Consumer Finance – 1.5%
Bajaj Finance Ltd.	65,382	5,111,082

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2015

Investments	Shares	Value

Cholamandalam Investment and Finance Co., Ltd.	78,305	$777,026
Mahindra & Mahindra Financial Services Ltd.	1,099,818	4,010,381
Manappuram Finance Ltd.	5,252,093	1,924,327
Muthoot Finance Ltd.	539,682	1,350,027
Shriram City Union Finance Ltd.	54,386	1,413,464
Shriram Transport Finance Co., Ltd.	635,926	8,961,965
SKS Microfinance Ltd.*	165,211	1,020,739
Sundaram Finance Ltd.	59,761	1,398,065

Total Consumer Finance		25,967,076
Containers & Packaging – 0.0%
HSIL Ltd.	100,955	413,263
Diversified Financial Services – 2.9%
Bajaj Holdings & Investment Ltd.	113,167	2,708,233
Credit Analysis & Research Ltd.	72,297	1,233,367
CRISIL Ltd.	13,419	374,777
IFCI Ltd.	10,429,061	3,431,867
L&T Finance Holdings Ltd.	2,423,085	2,464,060
Power Finance Corp., Ltd.	4,433,074	15,540,072
Rural Electrification Corp., Ltd.	5,364,150	22,395,571
Srei Infrastructure Finance Ltd.	1,330,588	890,910

Total Diversified Financial Services		49,038,857
Diversified Telecommunication Services – 0.1%
Himachal Futuristic Communications Ltd.*	8,126,391	2,036,550
Electric Utilities – 1.0%
CESC Ltd.	275,690	2,170,786
Reliance Infrastructure Ltd.	2,358,913	12,502,526
Tata Power Co., Ltd.	1,306,409	1,292,676
Torrent Power Ltd.	550,562	1,494,251

Total Electric Utilities		17,460,239
Electrical Equipment – 0.6%
ABB India Ltd.	32,722	528,293
Amara Raja Batteries Ltd.	101,252	1,588,271
Bharat Heavy Electricals Ltd.	1,405,353	4,400,827
Crompton Greaves Ltd.	309,295	804,572
Havells India Ltd.	844,511	3,245,398

Total Electrical Equipment		10,567,361
Electronic Equipment, Instruments & Components – 0.2%
Redington India Ltd.	1,544,758	2,592,247
Energy Equipment & Services – 0.2%
Aban Offshore Ltd.	796,074	2,784,561
Global Offshore Services Ltd.*	86,559	871,392

Total Energy Equipment & Services		3,655,953
Food Products – 0.5%
Britannia Industries Ltd.	46,059	2,162,612
KRBL Ltd.	731,278	1,767,478
Nestle India Ltd.	39,177	3,800,509
Tata Global Beverages Ltd.	799,177	1,555,985

Total Food Products		9,286,584
Investments	Shares	Value

Gas Utilities – 0.8%
GAIL India Ltd.	1,891,929	$8,713,134
Gujarat Gas Ltd.*	36,105	285,254
Gujarat State Petronet Ltd.	1,351,613	2,423,596
Indraprastha Gas Ltd.	288,974	2,101,929

Total Gas Utilities		13,523,913
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	147,457	3,238,483
Hotels, Restaurants & Leisure – 0.0%
Jubilant Foodworks Ltd.	22,021	537,223
Household Durables – 0.0%
Symphony Ltd.	9,281	260,070
Whirlpool of India Ltd.*	44,807	447,353

Total Household Durables		707,423
Household Products – 1.2%
Hindustan Unilever Ltd.	1,665,322	20,670,644
Jyothy Laboratories Ltd.	69,503	336,662

Total Household Products		21,007,306
Independent Power and Renewable Electricity Producers – 2.9%
Jaiprakash Power Ventures Ltd.*	10,624,191	1,132,988
JSW Energy Ltd.	3,597,722	5,163,093
NHPC Ltd.	17,201,228	4,336,995
NTPC Ltd.	16,606,173	31,307,342
PTC India Ltd.	2,761,147	2,504,971
Reliance Power Ltd.*	6,905,544	4,523,741

Total Independent Power and Renewable Electricity Producers		48,969,130
Industrial Conglomerates – 0.6%
Aditya Birla Nuvo Ltd.	181,311	5,922,301
Siemens Ltd.	174,335	3,521,626

Total Industrial Conglomerates		9,443,927
Insurance – 0.4%
Bajaj Finserv Ltd.	214,232	5,644,641
Max India Ltd.	135,480	1,056,348

Total Insurance		6,700,989
Internet Software & Services – 0.1%
Just Dial Ltd.	81,143	1,215,847
IT Services – 18.6%
CMC Ltd.	36,162	1,119,595
eClerx Services Ltd.	68,348	1,652,316
HCL Technologies Ltd.	2,649,317	39,640,870
Hexaware Technologies Ltd.	586,011	2,210,040
Infosys Ltd.	8,405,170	148,787,131
Mindtree Ltd.	282,038	6,507,198
Mphasis Ltd.	509,756	3,185,975
Persistent Systems Ltd.	86,570	877,899
Polaris Consulting & Services Ltd.	469,508	1,415,534
Rolta India Ltd.	1,215,980	1,885,843
Sonata Software Ltd.	207,219	478,271
Tata Consultancy Services Ltd.	1,575,625	62,123,648

See Notes to Financial Statements.

76	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2015

Investments	Shares	Value

Tech Mahindra Ltd.	1,942,201	$16,491,251
Vakrangee Ltd.	1,214,086	2,368,430
Wipro Ltd.	3,151,551	28,704,369

Total IT Services		317,448,370
Life Sciences Tools & Services – 0.2%
Dishman Pharmaceuticals & Chemicals Ltd.	69,427	338,145
Divi’s Laboratories Ltd.	132,189	2,245,340

Total Life Sciences Tools & Services		2,583,485
Machinery – 0.7%
AIA Engineering Ltd.	132,969	2,008,918
Cummins India Ltd.	230,457	3,845,865
Eicher Motors Ltd.	11,829	3,206,229
Escorts Ltd.	402,928	937,649
Jain Irrigation Systems Ltd.	836,961	817,962
Thermax Ltd.	36,392	472,253

Total Machinery		11,288,876
Marine – 0.1%
Shipping Corp. of India Ltd.*	788,512	906,957
Media – 0.7%
Eros International Media Ltd.*	93,924	750,648
Jagran Prakashan Ltd.	462,286	1,001,127
Sun TV Network Ltd.	371,519	2,033,336
Zee Entertainment Enterprises Ltd.	1,427,724	8,536,110

Total Media		12,321,221
Metals & Mining – 2.7%
Hindalco Industries Ltd.	2,618,497	2,824,339
Hindustan Copper Ltd.	328,847	267,025
Hindustan Zinc Ltd.	3,649,791	7,773,321
JSW Steel Ltd.	761,695	10,318,971
National Aluminium Co., Ltd.	6,916,950	3,704,004
NMDC Ltd.	9,379,301	13,303,061
Steel Authority of India Ltd.	7,944,724	6,215,137
Welspun Corp., Ltd.	492,533	861,407

Total Metals & Mining		45,267,265
Multiline Retail – 0.0%
Future Retail Ltd.	374,014	694,011
Oil, Gas & Consumable Fuels – 17.0%
Aegis Logistics Ltd.	262,730	353,429
Bharat Petroleum Corp., Ltd.	1,276,558	16,544,301
Cairn India Ltd.	5,499,255	12,847,513
Coal India Ltd.	7,128,969	35,579,681
Essar Oil Ltd.*	686,239	2,068,962
Great Eastern Shipping Co., Ltd. (The)	664,419	3,737,104
Hindustan Petroleum Corp., Ltd.	521,856	6,153,115
Indian Oil Corp., Ltd.	1,197,131	7,335,254
Oil & Natural Gas Corp., Ltd.	15,244,080	53,263,707
Reliance Industries Ltd.	11,601,727	152,409,646

Total Oil, Gas & Consumable Fuels		290,292,712
Paper & Forest Products – 0.0%
Century Plyboards India Ltd.	194,196	460,491
Investments	Shares	Value

Personal Products – 0.9%
Bajaj Corp., Ltd.	163,546	$1,118,337
Colgate-Palmolive India Ltd.	136,194	1,994,981
Dabur India Ltd.	1,114,405	4,685,798
Emami Ltd.	50,616	888,787
Godrej Consumer Products Ltd.	266,328	4,949,424
Marico Ltd.	403,960	2,487,517

Total Personal Products		16,124,844
Pharmaceuticals – 5.7%
Ajanta Pharma Ltd.	17,793	401,115
Aurobindo Pharma Ltd.	1,056,731	12,383,265
Cadila Healthcare Ltd.	163,549	5,211,692
Cipla Ltd.	765,492	7,417,599
Divi’s Laboratories Ltd.*	132,189	2,245,340
Dr. Reddy’s Laboratories Ltd.	240,944	15,278,691
Glenmark Pharmaceuticals Ltd.	188,183	3,007,946
Ipca Laboratories Ltd.	49,757	562,306
Lupin Ltd.	351,031	10,877,469
Marksans Pharma Ltd.	457,568	723,925
Pfizer Ltd.	20,641	762,638
Strides Arcolab Ltd.	284,735	5,296,921
Sun Pharmaceutical Industries Ltd.	2,042,772	27,025,338
Suven Life Sciences Ltd.	130,905	531,876
Torrent Pharmaceuticals Ltd.	131,537	3,010,382
Wockhardt Ltd.	97,673	2,270,332

Total Pharmaceuticals		97,006,835
Real Estate Management & Development – 0.3%
DLF Ltd.	901,393	1,886,141
Godrej Properties Ltd.	78,262	392,383
Housing Development & Infrastructure Ltd.*	1,940,843	2,177,683
Oberoi Realty Ltd.	153,603	639,193
Prestige Estates Projects Ltd.	87,125	286,037
Sobha Ltd.	4,030	17,108

Total Real Estate Management & Development		5,398,545
Road & Rail – 0.2%
Container Corp. of India Ltd.	170,295	3,852,782
Software – 0.7%
Cyient Ltd.	271,455	2,310,304
KPIT Technologies Ltd.	1,147,360	1,866,820
NIIT Technologies Ltd.	134,647	969,647
Oracle Financial Services Software Ltd.	70,441	4,234,401
TAKE Solutions Ltd.	138,518	330,151
Tata Elxsi Ltd.	8,908	255,128
Zensar Technologies Ltd.	85,579	1,053,375

Total Software		11,019,826
Specialty Retail – 0.1%
PC Jeweller Ltd.	387,518	2,080,164
Textiles, Apparel & Luxury Goods – 0.5%
Arvind Ltd.	945,433	4,023,564
Bata India Ltd.	46,913	770,627

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	77

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2015

Investments	Shares	Value

Indo Count Industries Ltd.*	12,411	$172,551
Raymond Ltd.	70,085	456,182
SRF Ltd.	33,184	568,031
Vardhman Textiles Ltd.	65,659	935,171
Welspun India Ltd.	114,327	1,472,021

Total Textiles, Apparel & Luxury Goods		8,398,147
Thrifts & Mortgage Finance – 7.4%
Dewan Housing Finance Corp., Ltd.	1,091,444	3,657,268
Housing Development Finance Corp., Ltd.	5,334,255	98,554,506
Indiabulls Housing Finance Ltd.	1,185,539	14,341,518
LIC Housing Finance Ltd.	1,373,833	9,848,524

Total Thrifts & Mortgage Finance		126,401,816
Tobacco – 1.9%
ITC Ltd.	6,294,962	31,532,351
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	6,040,055	7,439,647
Transportation Infrastructure – 0.9%
Adani Ports & Special Economic Zone Ltd.	2,783,002	12,676,990
Gateway Distriparks Ltd.	275,005	1,495,895
Gujarat Pipavav Port Ltd.*	640,444	1,808,444

Total Transportation Infrastructure		15,981,329
Water Utilities – 0.0%
VA Tech Wabag Ltd.	53,596	542,982
Wireless Telecommunication Services – 2.7%
Bharti Airtel Ltd.	4,414,160	22,719,743
Bharti Infratel Ltd.	1,085,423	5,873,587
Idea Cellular Ltd.	5,302,702	12,077,300
Reliance Communications Ltd.*	4,440,704	4,590,216

Total Wireless Telecommunication Services		45,260,846
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,550,382,975)		1,700,790,747
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		4,475,000

NET ASSETS – 100.0%		$1,705,265,747

*	Non-income producing security.

See Notes to Financial Statements.

78	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.4%
Bahrain – 2.7%
Ahli United Bank BSC	971,308	$661,890
Al-Salam Bank-Bahrain BSC	116,549	33,954

Total Bahrain		695,844
Egypt – 5.5%
Amer Group Holding	226,978	22,321
Commercial International Bank Egypt SAE	52,768	357,648
Eastern Tobacco	6,206	170,359
Heliopolis Co. for Housing and Construction SAE	5,133	26,327
Oriental Weavers	52,898	68,774
Sidi Kerir Petrochemicals Co.	158,025	262,162
Talaat Moustafa Group	83,541	72,551
Telecom Egypt Co.	504,433	449,670

Total Egypt		1,429,812
Jordan – 2.5%
Arab Bank PLC	70,686	639,200
Kuwait – 14.7%
Agility Public Warehousing Co. KSC	151,900	281,389
Burgan Bank SAK	64,329	81,927
Commercial Real Estate Co. KSC	318,915	86,507
Kuwait Finance House KSCP	181,268	341,789
Kuwait Food Co. Americana SAK	32,572	245,664
Kuwait International Bank KSCP	67,543	50,942
Kuwait Projects Co. Holding KSCP	109,514	213,739
Mabanee Co. SAK	60,194	171,243
Mobile Telecommunications Co. KSC	931,350	1,216,948
National Bank of Kuwait SAKP	412,835	1,106,174

Total Kuwait		3,796,322
Morocco – 5.9%
Maroc Telecom	134,794	1,522,080
Oman – 4.6%
Bank Muscat SAOG	234,410	332,263
Bank Sohar SAOG	101,343	42,358
National Bank of Oman SAOG	168,819	127,973
Oman Telecommunications Co. SAOG	160,873	674,481
Renaissance Services SAOG	11,278	4,655

Total Oman		1,181,730
Qatar – 33.9%
Al Khalij Commercial Bank QSC	26,706	157,653
Al Meera Consumer Goods Co. QSC	1,495	102,539
Barwa Real Estate Co.	32,242	378,011
Commercial Bank QSC (The)	12,257	189,809
Doha Bank QSC	33,289	458,837
Doha Insurance Co. QSC	3,195	20,203
Ezdan Holding Group QSC	68,208	350,212
Gulf International Services OSC	4,152	74,101
Industries Qatar QSC	59,623	2,013,599
Mannai Corp. QSC	3,774	105,177
Masraf Al Rayan QSC	34,208	403,878
Mazaya Qatar Real Estate Development QSC	6,413	27,662
Investments	Shares	Value

Medicare Group	1,108	$51,414
National Leasing	5,318	25,495
Ooredoo QSC	16,691	352,880
Qatar Electricity & Water Co. QSC	6,820	392,117
Qatar Fuel QSC	4,843	202,121
Qatar Gas Transport Co., Ltd.	42,590	260,308
Qatar Insurance Co. SAQ	6,265	160,149
Qatar International Islamic Bank QSC	10,743	220,344
Qatar Islamic Bank SAQ	13,962	438,175
Qatar Islamic Insurance Co. QSC	985	20,013
Qatar National Bank SAQ	40,050	2,061,854
Qatari Investors Group QSC	2,931	35,007
Salam International Investment Co.	9,732	32,974
United Development Co. QSC	21,211	136,280
Vodafone Qatar QSC	13,040	48,622
Widam Food Co.	1,165	17,273

Total Qatar		8,736,707
United Arab Emirates – 29.6%
Abu Dhabi Commercial Bank PJSC	559,462	1,165,276
Agthia Group PJSC	29,903	65,133
Al Waha Capital PJSC	184,133	111,296
Aldar Properties PJSC	431,873	282,205
Aramex PJSC	105,811	90,460
DP World Ltd.	28,443	604,129
Dubai Financial Market PJSC	368,748	168,669
Dubai Investments PJSC	227,149	146,574
Dubai Islamic Bank PJSC	350,769	639,872
Emaar Properties PJSC	249,105	438,139
First Gulf Bank PJSC	533,113	2,024,838
National Bank of Abu Dhabi PJSC	365,788	948,120
National Bank of Ras Al-Khaimah PSC (The)	259,440	497,286
National Central Cooling Co. PJSC	72,936	23,631
RAK Properties PJSC	320,313	53,199
Ras Al Khaimah Ceramics	95,883	93,981
Union National Bank PJSC	175,091	293,181

Total United Arab Emirates		7,645,989
TOTAL COMMON STOCKS (Cost: $25,694,557)		25,647,684
CONVERTIBLE BONDS – 0.1%
Oman – 0.1%
Bank Muscat SAOG
4.50%, 3/20/17	48,842	12,680
3.50%, 3/19/18	38,597	9,519
TOTAL CONVERTIBLE BONDS (Cost: $26,871)		22,199
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $25,721,428)		25,669,883
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		117,961

NET ASSETS – 100.0%		$25,787,844

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	79

Statements of Assets and Liabilities (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2015

	WisdomTree Asia Pacific ex- Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund
ASSETS:

Investments, at cost	$53,604,685	$11,130,258	$12,481,882	$14,775,442	$2,362,905

Investment in affiliates, at cost (Note 8)	141,907	—	—	—	—

Foreign currency, at cost	7,075	14,098	11,669	17,611	2,255
Investments in securities, at value (including securities on loan) (Note 2)[1]	47,017,433	8,915,672	8,752,427	11,967,772	2,013,899

Investment in affiliates, at value (Note 8)	143,156	—	—	—	—

Cash	136,075	9	809	647	196

Foreign currency, at value	7,082	14,098	11,703	17,641	2,262

Unrealized appreciation on forward foreign currency contracts	—	—	1	—	—

Receivables:

Dividends and interest	135,705	26,550	38,758	25,841	2,758

Foreign tax reclaims	—	—	15,620	—	7
Total Assets	47,439,451	8,956,329	8,819,318	12,011,901	2,019,122
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	84	—	45	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	4,091,789	465,220	657,438	443,774	8,414

Investment securities purchased	127,290	—	14,650	—	—

Advisory fees (Note 3)	17,525	4,050	3,980	6,741	969

Service fees (Note 2)	161	34	30	47	7
Total Liabilities	4,236,849	469,304	676,143	450,562	9,390
NET ASSETS	$43,202,602	$8,487,025	$8,143,175	$11,561,339	$2,009,732
NET ASSETS:

Paid-in capital	$73,540,694	$13,233,004	$30,062,084	$16,175,319	$2,318,684

Undistributed net investment income	31,238	14,059	31,869	24,462	3,340

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(23,781,924)	(2,545,455)	(18,220,772)	(1,830,538)	36,870

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,587,406)	(2,214,583)	(3,730,006)	(2,807,904)	(349,162)
NET ASSETS	$43,202,602	$8,487,025	$8,143,175	$11,561,339	$2,009,732
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	200,000	400,000	600,000	100,004
Net asset value per share	$54.00	$42.44	$20.36	$19.27	$20.10
[1] Market value of securities out on loan were as follows:	$4,054,750	$503,700	$760,562	$410,604	$8,157

See Notes to Financial Statements.

80	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2015

	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$2,200,114,081	$36,909,209	$1,217,512,129	$9,817,607	$88,271,549

Investment in affiliates, at cost (Note 8)	2,185,639	—	491,803	—	39,491

Foreign currency, at cost	2,442,975	16,314	615,789	11,661	71,349
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,578,431,513	30,442,603	1,058,347,080	8,721,570	81,294,497

Investment in affiliates, at value (Note 8)	2,106,204	—	490,047	—	34,348

Cash	1,571,277	38,185	492,840	723	1,798

Foreign currency, at value	2,460,318	16,491	618,272	11,634	71,285

Unrealized appreciation on forward foreign currency contracts	6	—	—	65,052	—

Receivables:

Investment securities sold	1,607,116	—	7,994,353	—	—

Dividends and interest	5,131,619	37,865	2,914,055	24,712	71,750

Foreign tax reclaims	77,142	11	—	1,500	101,196
Total Assets	1,591,385,195	30,535,155	1,070,856,647	8,825,191	81,574,874
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	4,665	—	1,519	27,261	681

Payables:

Investment of cash collateral for securities loaned (Note 2)	78,341,141	1,740,408	74,556,301	97,950	7,521,853

Investment securities purchased	1,813,596	—	491,803	18,067	—

Capital shares redeemed	—	—	7,134,704	—	—

Advisory fees (Note 3)	839,669	15,660	528,083	3,192	36,041

Service fees (Note 2)	5,870	110	3,702	31	274

Miscellaneous fees	—	—	—	8	161
Total Liabilities	81,004,941	1,756,178	82,716,112	146,509	7,559,010
NET ASSETS	$1,510,380,254	$28,778,977	$988,140,535	$8,678,682	$74,015,864
NET ASSETS:

Paid-in capital	$3,202,323,885	$39,860,396	$1,537,310,625	$9,701,983	$105,967,194

Undistributed net investment income	4,582,964	22,705	1,677,623	35,680	74,089

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(1,074,646,059)	(4,637,312)	(391,418,526)	(618)	(25,034,932)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(621,880,536)	(6,466,812)	(159,429,187)	(1,058,363)	(6,990,487)
NET ASSETS	$1,510,380,254	$28,778,977	$988,140,535	$8,678,682	$74,015,864
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	45,200,000	1,500,000	27,700,000	400,004	1,700,000
Net asset value per share	$33.42	$19.19	$35.67	$21.70	$43.54
[1] Market value of securities out on loan were as follows:	$107,039,173	$1,850,749	$115,662,029	$93,119	$7,925,973

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	81

Statements of Assets and Liabilities (unaudited)  (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2015

	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global High Dividend Fund	WisdomTree Global Natural Resources Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$117,655,835	$26,615,310	$111,244,322	$28,515,819	$1,550,382,975

Investment in affiliates, at cost (Note 8)	—	340	437,108	28,253	—

Foreign currency, at cost	108,425	7,816	74,512	9,300	9,278,410
Investments in securities, at value (including securities on loan) (Note 2)[1]	111,873,426	22,915,357	105,114,178	17,459,482	1,700,790,747

Investment in affiliates, at value (Note 8)	—	312	437,468	28,138	—

Cash	7,939	1,888	6,057	1,857	2,672,291

Foreign currency, at value	107,674	7,717	73,802	9,282	9,308,818

Unrealized appreciation on forward foreign currency contracts	18	—	9,772	—	—

Receivables:

Investment securities sold	—	—	—	—	4,556,893

Capital shares sold	—	—	15,059,903	—	—

Dividends and interest	256,796	54,997	270,193	50,147	1,429,771

Foreign tax reclaims	22,838	9,941	125,433	13,025	—
Total Assets	112,268,691	22,990,212	121,096,806	17,561,931	1,718,758,520
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	29	6	486	—	10,488

Payables:

Note payable (Note 9)	—	—	—	—	8,293,100

Note interest payable (Note 9)	—	—	—	—	95,313

Investment of cash collateral for securities loaned (Note 2)	4,458,235	3,143,088	4,343,126	2,221,104	—

Investment securities purchased	—	—	15,129,312	—	3,944,286

Advisory fees (Note 3)	51,372	9,567	42,010	7,790	1,143,524

Service fees (Note 2)	390	72	319	59	6,062

Miscellaneous fees	215	61	384	64	—
Total Liabilities	4,510,241	3,152,794	19,515,637	2,229,017	13,492,773
NET ASSETS	$107,758,450	$19,837,418	$101,581,169	$15,332,914	$1,705,265,747
NET ASSETS:

Paid-in capital	$173,964,857	$51,518,991	$134,340,982	$46,907,251	$1,976,788,150

Undistributed (Distributions in excess of) net investment income	(1,860,338)	43,532	173,944	42,239	3,083,407

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(58,559,379)	(28,022,848)	(26,792,269)	(20,558,496)	(425,046,603)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(5,786,690)	(3,702,257)	(6,141,488)	(11,058,080)	150,440,793
NET ASSETS	$107,758,450	$19,837,418	$101,581,169	$15,332,914	$1,705,265,747
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,150,000	1,250,000	2,650,000	1,300,000	86,400,000
Net asset value per share	$25.97	$15.87	$38.33	$11.79	$19.74
[1] Market value of securities out on loan were as follows:	$4,178,695	$3,037,034	$4,686,111	$2,333,218	$—

See Notes to Financial Statements.

82	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited)  (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2015

WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$25,721,428

Foreign currency, at cost	169,192
Investments in securities, at value (Note 2)	25,669,883

Foreign currency, at value	169,192

Unrealized appreciation on forward foreign currency contracts	428

Receivables:

Interest	453
Total Assets	25,839,956
LIABILITIES:

Due to custodian	31,592

Payables:

Advisory fees (Note 3)	20,417

Service fees (Note 2)	103
Total Liabilities	52,112
NET ASSETS	$25,787,844
NET ASSETS:

Paid-in capital	$34,097,188

Undistributed net investment income	71,332

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(8,329,559)

Net unrealized depreciation on investments and forward foreign currency contracts	(51,117)
NET ASSETS	$25,787,844
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,400,000
Net asset value per share	$18.42

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	83

Statements of Operations (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2015

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund
INVESTMENT INCOME:

Dividends[1]	$1,430,859	$317,571	$245,067	$339,187	$59,571

Dividends from affiliates (Note 8)	2,461	—	1,496	—	—

Interest	2	—	—	1	3

Securities lending income (Note 2)	8,815	21,068	8,062	2,105	93
Total investment income	1,442,137	338,639	254,625	341,293	59,667
EXPENSES:

Advisory fees (Note 3)	120,775	47,345	30,899	58,140	14,709

Service fees (Note 2)	1,107	330	235	406	112
Total expenses	121,882	47,675	31,134	58,546	14,821
Expense waivers (Note 3)	(111)	(2,993)	(13)	—	—
Net expenses	121,771	44,682	31,121	58,546	14,821
Net investment income	1,320,366	293,957	223,504	282,747	44,846
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	442,303	(1,127,820)	(523,735)	(702,441)	(140,554)

Investment transactions in affiliates (Note 8)	(19,568)	—	(10,039)	—	—

In-kind redemptions	—	715,962	(61,590)	(194,809)	238,007

In-kind redemptions in affiliates (Note 8)	—	—	(306)	—	—

Forward foreign currency contracts and foreign currency related transactions	(15,056)	(138)	(871)	(6,396)	(4,015)
Net realized gain (loss)	407,679	(411,996)	(596,541)	(903,646)	93,438

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(11,305,903)	(2,814,892)	(1,419,923)	(3,463,296)	(444,540)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(614)	1	953	842	163
Net change in unrealized appreciation (depreciation)	(11,306,517)	(2,814,891)	(1,418,970)	(3,462,454)	(444,377)
Net realized and unrealized loss on investments	(10,898,838)	(3,226,887)	(2,015,511)	(4,366,100)	(350,939)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,578,472)	$(2,932,930)	$(1,792,007)	$(4,083,353)	$(306,093)
[1] Net of foreign withholding tax of:	$119,420	$23,912	$37,680	$39,822	$6,786
[2] Net of foreign capital gains tax withheld of:	$—	$—	$—	$140	$764

See Notes to Financial Statements.

84	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months or Period Ended September 30, 2015

	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund[1]	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[2]	$75,124,092	$788,904	$32,681,426	$52,570	$1,387,441

Dividends from affiliates (Note 8)	52,975	—	251,823	—	10,183

Interest	705	2	57	—	—

Securities lending income (Note 2)	640,152	4,117	990,047	61	27,623
Total investment income	75,817,924	793,023	33,923,353	52,631	1,425,247
EXPENSES:

Advisory fees (Note 3)	6,632,436	125,347	4,100,543	6,874	248,641

Service fees (Note 2)	46,323	875	28,639	69	1,886

Miscellaneous fees	—	—	—	8	161
Total expenses	6,678,759	126,222	4,129,182	6,951	250,688
Expense waivers (Note 3)	(4,641)	—	(6,667)	—	(109)
Net expenses	6,674,118	126,222	4,122,515	6,951	250,579
Net investment income	69,143,806	666,801	29,800,838	45,680	1,174,668
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(96,659,172)	(2,248,822)	(20,319,314)	(7,876)	(88,034)

Investment transactions in affiliates (Note 8)	(104,600)	—	(801,486)	—	(25,470)

In-kind redemptions	(15,591,836)	(101,837)	9,142,382	—	1,073,778

In-kind redemptions in affiliates (Note 8)	(6,216)	—	(7,853)	—	—

Forward foreign currency contracts and foreign currency related transactions	(898,216)	(17,881)	(841,218)	7,258	(12,127)
Net realized gain (loss)	(113,260,040)	(2,368,540)	(12,827,489)	(618)	948,147

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(345,206,391)	(6,028,933)	(251,967,323)	(1,096,037)	(12,993,223)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(14,162)	701	(163,572)	37,674	1,168
Net change in unrealized appreciation (depreciation)	(345,220,553)	(6,028,232)	(252,130,895)	(1,058,363)	(12,992,055)
Net realized and unrealized loss on investments	(458,480,593)	(8,396,772)	(264,958,384)	(1,058,981)	(12,043,908)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(389,336,787)	$(7,729,971)	$(235,157,546)	$(1,013,301)	$(10,869,240)
[1] For the period June 4, 2015 (commencement of operations) through September 30, 2015.
[2] Net of foreign withholding tax of:	$10,831,393	$129,066	$5,623,667	$5,507	$190,527

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	85

Statements of Operations (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2015

	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global High Dividend Fund	WisdomTree Global Natural Resources Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$2,665,697	$584,602	$3,164,743	$501,393	$25,598,560

Dividends from affiliates (Note 8)	9,764	849	17,840	2,066	—

Interest	—	355	—	—	3,472

Securities lending income (Note 2)	40,276	18,313	74,384	29,447	—
Total investment income	2,715,737	604,119	3,256,967	532,906	25,602,032
EXPENSES:

Advisory fees (Note 3)	350,729	62,636	340,841	55,996	9,459,677

Service fees (Note 2)	2,661	475	2,586	425	50,148

Interest expense (Note 9)	—	—	—	—	95,313

Miscellaneous fees	215	61	384	64	—
Total expenses	353,605	63,172	343,811	56,485	9,605,138
Expense waivers (Note 3)	(69)	(11)	(377)	(8)	—
Net expenses	353,536	63,161	343,434	56,477	9,605,138
Net investment income	2,362,201	540,958	2,913,533	476,429	15,996,894
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	806,495	(85,355)	(2,441,772)	(1,087,713)	(70,916,151)

Investment transactions in affiliates (Note 8)	(72,869)	(2,768)	(39,870)	(3,572)	—

In-kind redemptions	664,994	—	4,080,936	—	—

In-kind redemptions in affiliates (Note 8)	(243)	—	(425)	—	—

Forward foreign currency contracts and foreign currency related transactions	(34,271)	(5,303)	(21,534)	(426)	(2,993,913)
Net realized gain (loss)	1,364,106	(93,426)	1,577,335	(1,091,711)	(73,910,064)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(17,298,684)	(2,097,529)	(16,979,905)	(4,134,254)	(211,288,114)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,858	320	(1,165)	755	34,525
Net change in unrealized appreciation (depreciation)	(17,296,826)	(2,097,209)	(16,981,070)	(4,133,499)	(211,253,589)
Net realized and unrealized loss on investments	(15,932,720)	(2,190,635)	(15,403,735)	(5,225,210)	(285,163,653)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,570,519)	$(1,649,677)	$(12,490,202)	$(4,748,781)	$(269,166,759)
[1] Net of foreign withholding tax of:	$245,453	$69,001	$254,319	$42,408	$—

See Notes to Financial Statements.

86	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2015

WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$354,329

Interest	4,494
Total investment income	358,823
EXPENSES:

Advisory fees (Note 3)	139,645

Service fees (Note 2)	698
Total expenses	140,343
Net investment income	218,480
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(492,828)

Forward foreign currency contracts and foreign currency related transactions	(13,474)
Net realized loss	(506,302)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,621,831)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	529
Net change in unrealized appreciation (depreciation)	(1,621,302)
Net realized and unrealized loss on investments	(2,127,604)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,909,124)
[1] Net of foreign withholding tax of:	$27,237

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	87

Statements of Changes in Net Assets

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Commodity Country Equity Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,320,366	$1,636,393	$293,957	$456,837	$223,504	$729,118

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	407,679	874,420	(411,996)	22,758	(596,541)	(150,948)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(11,306,517)	338,696	(2,814,891)	1,786,692	(1,418,970)	(2,813,859)
Net increase (decrease) in net assets resulting from operations	(9,578,472)	2,849,509	(2,932,930)	2,266,287	(1,792,007)	(2,235,689)
DIVIDENDS:

Net investment income	(1,349,000)	(1,585,507)	(284,000)	(427,018)	(240,003)	(754,412)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,093,290	—	5,438,555	2,565,916	—	—

Cost of shares redeemed	—	(6,805,857)	(10,319,479)	(5,215,961)	(1,170,479)	(7,186,372)
Net increase (decrease) in net assets resulting from capital share transactions	7,093,290	(6,805,857)	(4,880,924)	(2,650,045)	(1,170,479)	(7,186,372)
Net Decrease in Net Assets	(3,834,182)	(5,541,855)	(8,097,854)	(810,776)	(3,202,489)	(10,176,473)
NET ASSETS:

Beginning of period	$47,036,784	$52,578,639	$16,584,879	$17,395,655	$11,345,664	$21,522,137

End of period	$43,202,602	$47,036,784	$8,487,025	$16,584,879	$8,143,175	$11,345,664
Undistributed net investment income included in net assets at end of period	$31,238	$59,872	$14,059	$4,102	$31,869	$48,368
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,000	800,000	300,000	350,000	450,000	700,000

Shares created	100,000	—	100,000	50,000	—	—

Shares redeemed	—	(100,000)	(200,000)	(100,000)	(50,000)	(250,000)
Shares outstanding, end of period	800,000	700,000	200,000	300,000	400,000	450,000

See Notes to Financial Statements.

88	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets Consumer Growth Fund		WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Period December 10, 2014* through March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$282,747	$380,135	$44,846	$26,893	$69,143,806	$145,437,478

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(903,646)	(182,881)	93,438	(32,530)	(113,260,040)	(222,985,348)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,462,454)	465,786	(444,377)	95,215	(345,220,553)	(206,212,534)
Net increase (decrease) in net assets resulting from operations	(4,083,353)	663,040	(306,093)	89,578	(389,336,787)	(283,760,404)
DIVIDENDS:

Net investment income	(319,002)	(374,552)	(72,001)	(20,436)	(65,043,384)	(150,590,028)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	2,439,400	—	10,000,000	37,455,882	102,476,902

Cost of shares redeemed	(3,948,523)	(2,463,158)	(7,681,416)	—	(232,252,609)	(1,397,423,523)
Net increase (decrease) in net assets resulting from capital share transactions	(3,948,523)	(23,758)	(7,681,416)	10,000,000	(194,796,727)	(1,294,946,621)
Net Increase (Decrease) in Net Assets	(8,350,878)	264,730	(8,059,510)	10,069,142	(649,176,898)	(1,729,297,053)
NET ASSETS:

Beginning of period	$19,912,217	$19,647,487	$10,069,242	$100	$2,159,557,152	$3,888,854,205

End of period	$11,561,339	$19,912,217	$2,009,732	$10,069,242	$1,510,380,254	$2,159,557,152
Undistributed net investment income included in net assets at end of period	$24,462	$60,717	$3,340	$30,495	$4,582,964	$482,542
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	800,000	400,004	4	50,600,000	79,000,000

Shares created	—	100,000	—	400,000	800,000	2,200,000

Shares redeemed	(200,000)	(100,000)	(300,000)	—	(6,200,000)	(30,600,000)
Shares outstanding, end of period	600,000	800,000	100,004	400,004	45,200,000	50,600,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	89

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Hedged Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period June 4, 2015* through September 30, 2015 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$666,801	$756,365	$29,800,838	$50,505,978	$45,680

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(2,368,540)	(1,387,669)	(12,827,489)	(48,764,584)	(618)

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,028,232)	(648,158)	(252,130,895)	(41,436,635)	(1,058,363)
Net increase (decrease) in net assets resulting from operations	(7,729,971)	(1,279,462)	(235,157,546)	(39,695,241)	(1,013,301)
DIVIDENDS:

Net investment income	(829,008)	(632,102)	(30,145,175)	(51,526,431)	(10,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,394,986	27,936,634	—	197,770,356	9,701,883

Cost of shares redeemed	(8,001,400)	(5,020,174)	(160,225,954)	(507,206,009)	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,606,414)	22,916,460	(160,225,954)	(309,435,653)	9,701,883
Net Increase (Decrease) in Net Assets	(12,165,393)	21,004,896	(425,528,675)	(400,657,325)	8,678,582
NET ASSETS:

Beginning of period	$40,944,370	$19,939,474	$1,413,669,210	$1,814,326,535	$100

End of period	$28,778,977	$40,944,370	$988,140,535	$1,413,669,210	$8,678,682
Undistributed net investment income included in net assets at end of period	$22,705	$184,912	$1,677,623	$2,021,960	$35,680
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,700,000	800,000	31,800,000	39,100,000	4

Shares created	200,000	1,100,000	—	4,200,000	400,000

Shares redeemed	(400,000)	(200,000)	(4,100,000)	(11,500,000)	—
Shares outstanding, end of period	1,500,000	1,700,000	27,700,000	31,800,000	400,004
*	Commencement of operations.

See Notes to Financial Statements.

90	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global ex-U.S. Utilities Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,174,668	$1,483,803	$2,362,201	$6,530,201	$540,958	$1,046,546

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	948,147	(442,751)	1,364,106	5,637,464	(93,426)	445,386

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(12,992,055)	(13,449)	(17,296,826)	2,108,731	(2,097,209)	(2,988,584)
Net increase (decrease) in net assets resulting from operations	(10,869,240)	1,027,603	(13,570,519)	14,276,396	(1,649,677)	(1,496,652)
DIVIDENDS:

Net investment income	(1,344,020)	(1,355,492)	(2,230,044)	(5,988,422)	(523,000)	(1,013,012)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,295,417	24,669,241	6,145,266	13,323,866	1,885,313	1,019,963

Cost of shares redeemed	(5,419,231)	—	(4,146,254)	(27,775,762)	—	(8,632,891)
Net increase (decrease) in net assets resulting from capital share transactions	(123,814)	24,669,241	1,999,012	(14,451,896)	1,885,313	(7,612,928)
Net Increase (Decrease) in Net Assets	(12,337,074)	24,341,352	(13,801,551)	(6,163,922)	(287,364)	(10,122,592)
NET ASSETS:

Beginning of period	$86,352,938	$62,011,586	$121,560,001	$127,723,923	$20,124,782	$30,247,374

End of period	$74,015,864	$86,352,938	$107,758,450	$121,560,001	$19,837,418	$20,124,782
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$74,089	$243,441	$(1,860,338)	$(1,992,495)	$43,532	$25,574
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,700,000	1,200,000	4,100,000	4,600,000	1,150,000	1,550,000

Shares created	100,000	500,000	200,000	450,000	100,000	50,000

Shares redeemed	(100,000)	—	(150,000)	(950,000)	—	(450,000)
Shares outstanding, end of period	1,700,000	1,700,000	4,150,000	4,100,000	1,250,000	1,150,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	91

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global High Dividend Fund		WisdomTree Global Natural Resources Fund		WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,913,533	$4,590,392	$476,429	$785,038	$15,996,894	$18,603,043

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,577,335	4,124,180	(1,091,711)	(1,804,423)	(73,910,064)	45,657,435

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(16,981,070)	(12,010,690)	(4,133,499)	(4,353,442)	(211,253,589)	132,238,460
Net increase (decrease) in net assets resulting from operations	(12,490,202)	(3,296,118)	(4,748,781)	(5,372,827)	(269,166,759)	196,498,938
DIVIDENDS:

Net investment income	(2,981,020)	(4,555,009)	(436,007)	(818,563)	(17,874,900)	(13,679,148)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	42,470,387	2,283,977	2,550,728	4,589,603	265,636,547	1,402,033,920

Cost of shares redeemed	(27,135,987)	(16,241,360)	—	(2,814,089)	(645,735,266)	(151,511,226)
Net increase (decrease) in net assets resulting from capital share transactions	15,334,400	(13,957,383)	2,550,728	1,775,514	(380,098,719)	1,250,522,694
Net Increase (Decrease) in Net Assets	(136,822)	(21,808,510)	(2,634,060)	(4,415,876)	(667,140,378)	1,433,342,484
NET ASSETS:

Beginning of period	$101,717,991	$123,526,501	$17,966,974	$22,382,850	$2,372,406,125	$939,063,641

End of period	$101,581,169	$101,717,991	$15,332,914	$17,966,974	$1,705,265,747	$2,372,406,125
Undistributed net investment income included in net assets at end of period	$173,944	$241,431	$42,239	$1,817	$3,083,407	$4,961,413
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,300,000	2,600,000	1,150,000	1,050,000	104,800,000	49,600,000

Shares created	1,000,000	50,000	150,000	250,000	12,200,000	62,000,000

Shares redeemed	(650,000)	(350,000)	—	(150,000)	(30,600,000)	(6,800,000)
Shares outstanding, end of period	2,650,000	2,300,000	1,300,000	1,150,000	86,400,000	104,800,000

See Notes to Financial Statements.

92	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$218,480	$1,635,873

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(506,302)	1,384,169

Net change in unrealized depreciation on investments and forward foreign currency contracts	(1,621,302)	(7,394,322)
Net increase (decrease) in net assets resulting from operations	(1,909,124)	(4,374,280)
DIVIDENDS:

Net investment income	(1,000,000)	(1,679,464)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	35,127,164

Cost of shares redeemed	(5,723,520)	(48,370,043)
Net decrease in net assets resulting from capital share transactions	(5,723,520)	(13,242,879)
Net Decrease in Net Assets	(8,632,644)	(19,296,623)
NET ASSETS:

Beginning of period	$34,420,488	$53,717,111

End of period	$25,787,844	$34,420,488
Undistributed net investment income included in net assets at end of period	$71,332	$852,852
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,700,000	2,400,000

Shares created	—	1,500,000

Shares redeemed	(300,000)	(2,200,000)
Shares outstanding, end of period	1,400,000	1,700,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	93

Financial Highlights

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex- Japan Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011
Net asset value, beginning of period	$67.20	$65.72	$68.70	$64.05	$67.99	$61.40
Investment operations:
Net investment income[2]	1.69	2.29	2.25	2.27	2.14	2.51
Net realized and unrealized gain (loss)	(13.20)	1.46	(3.01)	4.65	(3.85)	6.59
Total from investment operations	(11.51)	3.75	(0.76)	6.92	(1.71)	9.10
Dividends to shareholders:
Net investment income	(1.69)	(2.27)	(2.22)	(2.27)	(2.23)	(2.51)
Net asset value, end of period	$54.00	$67.20	$65.72	$68.70	$64.05	$67.99

TOTAL RETURN[3]	(17.35)%	5.71%	(0.98)%	11.18%	(2.22)%	15.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,203	$47,037	$52,579	$96,187	$89,672	$88,388
Ratios to average net assets[4] of:
Expenses	0.48%[5,6]	0.49%[7]	0.48%[6]	0.48%[6]	0.48%	0.48%
Net investment income	5.25%[6]	3.36%	3.35%[6]	3.53%[6]	3.42%	4.05%
Portfolio turnover rate[8]	6%	17%	21%	26%	60%	27%

WisdomTree China ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2015 (unaudited)[9]	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$55.28	$49.70	$51.90	$50.02
Investment operations:
Net investment income (loss)[2]	1.08	1.33	1.39	(0.14)
Net realized and unrealized gain (loss)	(12.81)	5.48	(2.15)	2.02
Total from investment operations	(11.73)	6.81	(0.76)	1.88
Dividends to shareholders:
Net investment income	(1.11)	(1.23)	(1.44)	–
Net asset value, end of period	$42.44	$55.28	$49.70	$51.90

TOTAL RETURN[3]	(21.51)%	13.86%	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,487	$16,585	$17,396	$36,331
Ratios to average net assets of:
Expenses, net of expense waivers	0.59%[6]	0.64%[10]	0.63%[6]	0.63%[6]
Expenses, prior to expense waivers	0.63%[6]	0.64%[10]	0.63%[6]	0.63%[6]
Net investment income (loss)	3.91%[6]	2.53%	2.75%[6]	(0.51)%[6]
Portfolio turnover rate[8]	107%	30%	21%	0%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[9]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[10]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

94	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Commodity Country Equity Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011
Net asset value, beginning of period	$25.21	$30.75	$32.00	$31.44	$33.21	$28.90
Investment operations:
Net investment income[2]	0.51	1.25	1.14	1.13	1.09	0.53
Net realized and unrealized gain (loss)	(4.80)	(5.49)	(1.29)	0.56	(1.76)	4.33
Total from investment operations	(4.29)	(4.24)	(0.15)	1.69	(0.67)	4.86
Dividends to shareholders:
Net investment income	(0.56)	(1.30)	(1.10)	(1.13)	(1.10)	(0.55)
Net asset value, end of period	$20.36	$25.21	$30.75	$32.00	$31.44	$33.21

TOTAL RETURN[3]	(17.30)%	(14.32)%	(0.22)%	5.72%	(1.77)%	17.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,143	$11,346	$21,522	$23,999	$31,439	$43,172
Ratios to average net assets[4] of:
Expenses[5]	0.58%[6]	0.59%[7]	0.58%[6]	0.58%[6]	0.58%	0.58%
Net investment income	4.20%[6]	4.25%	3.75%[6]	3.71%[6]	3.52%	1.86%
Portfolio turnover rate[8]	3%	20%	23%	22%	116%	35%

WisdomTree Emerging Markets Consumer Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$24.89	$24.56	$24.79
Investment operations:
Net investment income[2]	0.36	0.48	0.17
Net realized and unrealized gain (loss)	(5.53)	0.32	(0.33)
Total from investment operations	(5.17)	0.80	(0.16)
Dividends to shareholders:
Net investment income	(0.45)	(0.47)	(0.07)
Net asset value, end of period	$19.27	$24.89	$24.56

TOTAL RETURN[3]	(21.00)%	3.24%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,561	$19,912	$19,647
Ratios to average net assets of:
Expenses	0.63%[6]	0.64%[9]	0.63%[6]
Net investment income	3.06%[6]	1.88%	1.46%[6]
Portfolio turnover rate[8]	5%	41%	7%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Commodity Country Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	95

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$25.17	$24.59
Investment operations:
Net investment income[1]	0.22	0.07
Net realized and unrealized gain (loss)	(4.57)	0.56
Total from investment operations	(4.35)	0.63
Dividends to shareholders:
Net investment income	(0.72)	(0.05)
Net asset value, end of period	$20.10	$25.17

TOTAL RETURN[2]	(17.70)%	2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,010	$10,069
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%[3]
Net investment income	1.77%[3]	0.88%[3]
Portfolio turnover rate[4]	23%	2%

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$42.68	$49.23	$54.81	$57.34	$60.51	$52.02
Investment operations:
Net investment income[1]	1.38	2.16	2.16	1.78	2.25	1.89
Net realized and unrealized gain (loss)	(9.27)	(6.57)	(5.60)	(2.50)	(3.11)	8.55
Total from investment operations	(7.89)	(4.41)	(3.44)	(0.72)	(0.86)	10.44
Dividends to shareholders:
Net investment income	(1.37)	(2.14)	(2.14)	(1.81)	(2.31)	(1.95)
Net asset value, end of period	$33.42	$42.68	$49.23	$54.81	$57.34	$60.51

TOTAL RETURN[2]	(18.79)%	(9.40)%	(6.22)%	(1.05)%	(1.03)%	20.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,510,380	$2,159,557	$3,888,854	$5,475,068	$3,640,891	$1,325,257
Ratios to average net assets[5] of:
Expenses[6]	0.63%[3]	0.64%[7]	0.63%[3]	0.63%[3]	0.63%	0.63%
Net investment income	6.57%[3]	4.45%	4.20%[3]	3.32%[3]	4.12%	3.47%
Portfolio turnover rate[4]	5%	39%	39%	47%	37%	33%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

96	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$24.08	$24.92	$25.22
Investment operations:
Net investment income[1]	0.39	0.61	0.33
Net realized and unrealized loss	(4.75)	(0.87)	(0.42)
Total from investment operations	(4.36)	(0.26)	(0.09)
Dividends to shareholders:
Net investment income	(0.53)	(0.58)	(0.21)
Net asset value, end of period	$19.19	$24.08	$24.92

TOTAL RETURN[2]	(18.29)%	(1.19)%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,779	$40,944	$19,939
Ratios to average net assets of:
Expenses	0.63%[3]	0.64%[4]	0.63%[3]
Net investment income	3.35%[3]	2.42%	2.03%[3]
Portfolio turnover rate[5]	9%	47%	3%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$44.46	$46.40	$51.18	$47.80	$53.30	$44.51
Investment operations:
Net investment income[1]	0.98	1.32	1.40	1.15	1.47	1.32
Net realized and unrealized gain (loss)	(8.73)	(1.97)	(4.57)	3.69	(5.31)	8.86
Total from investment operations	(7.75)	(0.65)	(3.17)	4.84	(3.84)	10.18
Dividends to shareholders:
Net investment income	(1.04)	(1.29)	(1.61)	(1.46)	(1.66)	(1.39)
Net asset value, end of period	$35.67	$44.46	$46.40	$51.18	$47.80	$53.30

TOTAL RETURN[2]	(17.63)%	(1.51)%	(6.08)%	10.58%	(6.88)%	23.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$988,141	$1,413,669	$1,814,327	$1,474,099	$1,022,868	$927,463
Ratios to average net assets[6] of:
Expenses[7]	0.63%[3]	0.64%[4]	0.63%[3]	0.63%[3]	0.63%[8]	0.63%[8]
Net investment income	4.58%[3]	2.84%	2.96%[3]	2.49%[3]	3.13%	2.68%
Portfolio turnover rate[5]	4%	42%	26%	44%	53%	35%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	97

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Hedged Dividend Fund	For the Period June 4, 2015* through September 30, 2015 (unaudited)
Net asset value, beginning of period	$24.76
Investment operations:
Net investment income[1]	0.22
Net realized and unrealized loss	(3.24)
Total from investment operations	(3.02)
Dividends to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$21.70

TOTAL RETURN[2]	(12.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,679
Ratios to average net assets of:
Expenses	0.44%[3,4]
Net investment income	2.92%[3]
Portfolio turnover rate[5]	5%

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$50.80	$51.68	$51.75	$50.70	$54.94	$49.61
Investment operations:
Net investment income[1]	0.69	1.05	1.38	1.34	1.39	1.41
Net realized and unrealized gain (loss)	(7.16)	(0.91)	(0.19)	1.08	(4.32)	5.22
Total from investment operations	(6.47)	0.14	1.19	2.42	(2.93)	6.63
Dividends to shareholders:
Net investment income	(0.79)	(1.02)	(1.26)	(1.37)	(1.31)	(1.30)
Net asset value, end of period	$43.54	$50.80	$51.68	$51.75	$50.70	$54.94

TOTAL RETURN[2]	(12.91)%	0.24%	2.53%	5.03%	(5.20)%	13.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$74,016	$86,353	$62,012	$87,977	$55,774	$49,446
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.58%[3,4]	0.59%[7]	0.58%[3]	0.58%[3]	0.58%[8]	0.57%[8]
Expenses, prior to expense waivers	0.58%[3,4]	0.59%[7]	0.58%[3]	0.58%[3]	0.58%	0.58%
Net investment income	2.74%[3]	2.05%	2.73%[3]	2.72%[3]	2.73%	2.80%
Portfolio turnover rate[5]	3%	64%	93%	59%	28%	68%

*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.
[4]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the expense ratio would have been unchanged.
[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.
[8]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

98	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011
Net asset value, beginning of period	$29.65	$27.77	$29.90	$26.40	$28.86	$26.75
Investment operations:
Net investment income[2]	0.56	1.54	0.96	0.97	1.15	0.96
Net realized and unrealized gain (loss)	(3.71)	1.75	(1.84)	4.87	(2.32)	3.83
Total from investment operations	(3.15)	3.29	(0.88)	5.84	(1.17)	4.79
Dividends and distributions to shareholders:
Net investment income	(0.53)	(1.41)	(1.17)	(2.34)	(1.21)	(2.68)
Return of capital	–	–	(0.08)	–	(0.08)	–
Total dividends and distributions to shareholders	(0.53)	(1.41)	(1.25)	(2.34)	(1.29)	(2.68)
Net asset value, end of period	$25.97	$29.65	$27.77	$29.90	$26.40	$28.86

TOTAL RETURN[3]	(10.72)%	12.08%	(2.70)%	22.62%	(3.99)%	18.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$107,758	$121,560	$127,724	$113,631	$108,221	$122,670
Ratios to average net assets[4] of:
Expenses[5]	0.58%[6,7]	0.59%[8]	0.58%[6]	0.58%[6]	0.58%	0.58%
Net investment income	3.91%[6]	5.21%	3.37%[6]	3.42%[6]	4.36%	3.48%
Portfolio turnover rate[9]	6%	26%	18%	23%	43%	18%

WisdomTree Global ex-U.S. Utilities Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[10]	For the Year Ended March 31, 2011
Net asset value, beginning of period	$17.50	$19.51	$17.83	$18.90	$21.33	$21.46
Investment operations:
Net investment income[2]	0.44	0.85	0.76	0.74	0.87	0.84
Net realized and unrealized gain (loss)	(1.65)	(2.03)	1.69	(1.07)	(2.45)	(0.06)
Total from investment operations	(1.21)	(1.18)	2.45	(0.33)	(1.58)	0.78
Dividends to shareholders:
Net investment income	(0.42)	(0.83)	(0.77)	(0.74)	(0.85)	(0.91)
Net asset value, end of period	$15.87	$17.50	$19.51	$17.83	$18.90	$21.33

TOTAL RETURN[3]	(7.11)%	(6.44)%	14.34%	(1.54)%	(7.41)%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,837	$20,125	$30,247	$37,434	$30,241	$37,335
Ratios to average net assets[4] of:
Expenses[5]	0.58%[6,7]	0.59%[8]	0.58%[6]	0.58%[6]	0.58%	0.58%
Net investment income	5.01%[6]	4.41%	4.18%[6]	4.21%[6]	4.48%	4.22%
Portfolio turnover rate[9]	3%	36%	37%	33%	66%	19%
[1]

The information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[10]

The information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	99

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$44.23	$47.51	$44.03	$41.50	$44.66	$40.99
Investment operations:
Net investment income[1]	1.09	1.83	2.11	1.68	1.86	1.52
Net realized and unrealized gain (loss)	(5.85)	(3.28)	3.46	2.51	(3.14)	3.63
Total from investment operations	(4.76)	(1.45)	5.57	4.19	(1.28)	5.15
Dividends to shareholders:
Net investment income	(1.14)	(1.83)	(2.09)	(1.66)	(1.88)	(1.48)
Net asset value, end of period	$38.33	$44.23	$47.51	$44.03	$41.50	$44.66

TOTAL RETURN[2]	(10.99)%	(3.23)%	13.13%	10.51%	(2.70)%	13.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$101,581	$101,718	$123,527	$103,473	$91,304	$78,147
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5,6]	0.59%[7]	0.58%[6]	0.58%[6]	0.58%	0.58%
Net investment income	4.96%[6]	3.91%	4.60%[6]	4.10%[6]	4.53%	3.74%
Portfolio turnover rate[8]	6%	30%	25%	32%	25%	35%

WisdomTree Global Natural Resources Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[9]	For the Year Ended March 31, 2011
Net asset value, beginning of period	$15.62	$21.32	$22.69	$25.16	$29.86	$24.63
Investment operations:
Net investment income[1]	0.37	0.72	0.74	0.80	0.93	0.72
Net realized and unrealized gain (loss)	(3.86)	(5.67)	(1.39)	(2.45)	(4.74)	5.19
Total from investment operations	(3.49)	(4.95)	(0.65)	(1.65)	(3.81)	5.91
Dividends and distributions to shareholders:
Net investment income	(0.34)	(0.75)	(0.72)	(0.82)	(0.89)	(0.68)
Return of capital	—	—	—	(0.00)[10]	—	—
Total dividends and distributions to shareholders	(0.34)	(0.75)	(0.72)	(0.82)	(0.89)	(0.68)
Net asset value, end of period	$11.79	$15.62	$21.32	$22.69	$25.16	$29.86

TOTAL RETURN[2]	(22.74)%	(23.84)%	(2.72)%	(6.55)%	(12.70)%	24.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,333	$17,967	$22,383	$24,964	$31,452	$49,273
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5,6]	0.59%[7]	0.58%[6]	0.58%[6]	0.58%	0.58%
Net investment income	4.93%[6]	3.64%	3.45%[6]	3.45%[6]	3.54%	2.90%
Portfolio turnover rate[8]	5%	34%	30%	38%	99%	32%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring miscellaneous expenses (which are not annualized). Without these expenses, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[9]

The information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[10]	Amount represents less than $0.005.

See Notes to Financial Statements.

100	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$22.64	$18.93	$17.97	$19.24	$24.87	$23.25
Investment operations:
Net investment income[1]	0.15	0.22	0.25	0.17	0.19	0.09
Net realized and unrealized gain (loss)	(2.87)	3.65	0.94	(1.29)	(5.65)	1.67
Total from investment operations	(2.72)	3.87	1.19	(1.12)	(5.46)	1.76
Dividends to shareholders:
Net investment income	(0.18)	(0.16)	(0.23)	(0.15)	(0.17)	(0.14)
Net asset value, end of period	$19.74	$22.64	$18.93	$17.97	$19.24	$24.87

TOTAL RETURN[2]	(12.03)%	20.44%	6.81%	(5.80)%	(21.96)%	7.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,705,266	$2,372,406	$939,064	$1,071,074	$916,024	$1,487,089
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.84%[3,4]	0.84%[4,5]	0.84%[4]	0.84%[6]	0.76%[6,7]	0.88%[6]
Expenses, prior to expense reimbursements	0.84%[3,4]	0.84%[4,5]	0.84%[4]	0.86%[6]	0.82%[6]	0.88%[6]
Net investment income	1.40%[3]	0.99%	1.49%	0.91%	0.91%	0.36%
Portfolio turnover rate[8]	27%	26%	43%	27%	32%	38%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$20.25	$22.38	$16.11	$15.60	$16.31	$15.64
Investment operations:
Net investment income[1]	0.14	0.67	1.28	0.63	0.83	0.68
Net realized and unrealized gain (loss)	(1.34)	(2.06)	5.71	0.59	(0.61)	0.49
Total from investment operations	(1.20)	(1.39)	6.99	1.22	0.22	1.17
Dividends to shareholders:
Net investment income	(0.63)	(0.74)	(0.72)	(0.71)	(0.93)	(0.50)
Net asset value, end of period	$18.42	$20.25	$22.38	$16.11	$15.60	$16.31

TOTAL RETURN[2]	(6.16)%	(6.28)%	44.12%	8.46%	1.35%	7.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$25,788	$34,420	$53,717	$14,498	$14,038	$19,571
Ratios to average net assets of:
Expenses, net of expense waivers	0.88%[3]	0.89%[5]	0.88%[3]	0.88%[3]	0.88%	0.88%
Expenses, prior to expense waivers	0.88%[3]	0.89%[5]	0.88%[3]	1.35%[3]	1.83%	2.17%
Net investment income	1.38%[3]	2.93%	6.61%[3]	4.26%[3]	5.31%	4.33%
Portfolio turnover rate[8]	2%	89%	26%	52%	37%	50%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor reimbursed/waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Includes interest expense of 0.01%, 0.01% and 0.01% for the six months ended September 30, 2015 and fiscal years ended 2015 and 2014, respectively.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.84% and 0.88%, for WisdomTree India Earnings Fund and WisdomTree Middle East Dividend Fund, respectively.

[6]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02%, 0.06% and 0.04% for the fiscal years ended 2013, 2012 and 2011.

[7]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	101

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2015, the Trust offered 79 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”) (formerly, WisdomTree China Dividend ex-Financials Fund)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) (formerly, WisdomTree Emerging Markets Equity Income Fund)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”) (formerly, WisdomTree Emerging Markets Dividend Growth Fund)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”) (formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”) (formerly, WisdomTree Global Equity Income Fund)	June 16, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in the consolidation.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

102	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, forward foreign currency contracts on Asian currencies for Global ex-U.S. Hedged Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	103

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$8,854,657	$67,542	$—
Other*	32,743,841	—	—
Rights*	—	0	—
Exchange-Traded Funds and Notes	1,402,760	—	—
Investment of Cash Collateral for Securities Loaned	—	4,091,789	—
Total	$43,001,258	$4,159,331	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(84)	—
Total - Net	$43,001,258	$4,159,247	$—

104	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Pharmaceuticals	$279,225	$—	$21,395	**
Semiconductors & Semiconductor Equipment	30,953	—	70,294	**
Other*	8,048,585	—	—
Investment of Cash Collateral for Securities Loaned	—	465,220	—
Total	$8,358,763	$465,220	$91,689
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(0)	—
Total - Net	$8,358,763	$465,220	$91,689

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$954,899	$6,301	$—
Other*	7,133,789	—	—
Investment of Cash Collateral for Securities Loaned	—	657,438	—
Total	$8,088,688	$663,739	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(45)	—
Total - Net	$8,088,688	$663,695	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$3,251,153	$—	$11,406	**
Other*	8,261,111	—	—
Rights*	255	—	—
Warrants*	73	—	—
Investment of Cash Collateral for Securities Loaned	—	443,774	—
Total	$11,512,592	$443,774	$11,406

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$383,595	$—	$35,223	**
Other*	1,586,667	—	—
Investment of Cash Collateral for Securities Loaned	—	8,414	—
Total	$1,970,262	$8,414	$35,223
Unrealized Appreciation on Forward Foreign Currency Contracts	—	0	—
Total - Net	$1,970,262	$8,414	$35,223

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,500,090,372	$—	$—
Exchange-Traded Fund	2,106,204	—	—
Investment of Cash Collateral for Securities Loaned	—	78,341,141	—
Total	$1,502,196,576	$78,341,141	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	6	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,665)	—
Total - Net	$1,502,196,576	$78,336,482	$—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	105

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,616,975	$—	$—
Exchange-Traded Note	1,085,220	—	—
Investment of Cash Collateral for Securities Loaned	—	1,740,408	—
Total	$28,702,195	$1,740,408	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$85,468,824	$—	$3,012,114	**
Taiwan	256,132,693	870,527	—
Other*	628,396,907	—	—
Rights*	—	173,180	—
Exchange-Traded Funds and Notes	10,226,581	—	—
Investment of Cash Collateral for Securities Loaned	—	74,556,301	—
Total	$980,225,005	$75,600,008	$3,012,114
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,519)	—
Total - Net	$980,225,005	$75,598,489	$3,012,114

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$342,695	$3,967	$—
Other*	8,167,421	—	—
Exchange-Traded Fund	109,537	—	—
Investment of Cash Collateral for Securities Loaned	—	97,950	—
Total	$8,619,653	$101,917	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	65,052	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(27,261)	—
Total - Net	$8,619,653	$139,708	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$72,070,958	$—	$—
Exchange-Traded Funds and Notes	1,736,034	—	—
Investment of Cash Collateral for Securities Loaned	—	7,521,853	—
Total	$73,806,992	$7,521,853	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(681)	—
Total - Net	$73,806,992	$7,521,172	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$107,410,937	$—	$—
Warrants*	4,254	—	—
Investment of Cash Collateral for Securities Loaned	—	4,458,235	—
Total	$107,415,191	$4,458,235	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	18	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(29)	—
Total - Net	$107,415,191	$4,458,224	$—

106	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,523,234	$—	$—
Exchange-Traded Funds and Notes	249,347	—	—
Investment of Cash Collateral for Securities Loaned	—	3,143,088	—
Total	$19,772,581	$3,143,088	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6)	—
Total - Net	$19,772,581	$3,143,082	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$100,771,052	$—	$—
Exchange-Traded Funds	437,468	—	—
Investment of Cash Collateral for Securities Loaned	—	4,343,126	—
Total	$101,208,520	$4,343,126	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9,772	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(486)	—
Total - Net	$101,208,520	$4,352,412	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,201,185	$—	$—
Exchange-Traded Funds and Notes	65,331	—	—
Investment of Cash Collateral for Securities Loaned	—	2,221,104	—
Total	$15,266,516	$2,221,104	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,700,790,747	$—	$—
Total	$1,700,790,747	$—	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,488)	—
Total - Net	$1,700,790,747	$(10,488)	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$25,647,684	$—	$—
Convertible Bonds	—	22,199	—
Total	$25,647,684	$22,199	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	428	—
Total - Net	$25,647,684	$22,627	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during six months ended September 30, 2015. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 2[1]	Transfers from Level 1 to Level 3[2]	Transfers from Level 2 to Level 1[3]
WisdomTree Asia Pacific ex-Japan Fund	$73,494	$—	$—
WisdomTree China ex-State-Owned Enterprises Fund	—	478,680	75,019
WisdomTree Commodity Country Equity Fund	11,448	—	—
WisdomTree Emerging Markets Consumer Growth Fund	—	10,898	59,942
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	—	117,995	11,670
WisdomTree Emerging Markets SmallCap Dividend Fund	1,562,274	2,896,175	1,173,629
WisdomTree Middle East Dividend Fund	—	—	131,628
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2015.

[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2015.

[3]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of September 30, 2015.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	107

Notes to Financial Statements (unaudited) (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks
China ex-State-Owned Enterprises Fund	Pharmaceuticals	Semiconductors & Semiconductor Equipment
Balance as of March 31, 2015	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(5,339)	(381,652)
Purchases	—	—
Sales	—	—
Transfers into Level 3	26,734	451,946
Transfers out of Level 3	—	—
Balance as of September 30, 2015	$21,395	$70,294
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015 is:	$(5,339)	$(381,652)

Common Stocks
Emerging Markets ex-State-Owned Enterprises Fund	China
Balance as of March 31, 2015	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(82,772)
Purchases	—
Sales	—
Transfers into Level 3	117,995
Transfers out of Level 3	—
Balance as of September 30, 2015	$35,223
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015 is:	$(82,772)

The following is a summary of the significant unobservable inputs used as of September 30, 2015 in valuing Level 3 securities:

Fund	Fair Value	Valuation Technique	Unobservable Input	Range of Input Values		Weighted Average of Input Values	Impact to Fair Value from an Increase in Input
China ex-State-Owned Enterprises Fund
Common Stocks
Pharmaceuticals	$21,395	Market Approach	Last Close	4.41 HKD	4.41 HKD	4.41 HKD	Increase
			Discount to Last Close	0%	20%	4%	Decrease
Semiconductors & Semiconductor Equipment	70,294	Market Approach	Last Close	2.17 HKD	3.91 HKD	2.95 HKD	Increase

Total	$91,689

Emerging Markets ex-State-Owned Enterprises Fund
Common Stocks
China	$20,940	Market Approach	Last Close	4.41 HKD	4.41 HKD	4.41 HKD	Increase
			Discount to Last Close	0%	20%	4%	Decrease
	14,283	Market Approach	Last Close	2.17 HKD	3.91 HKD	2.95 HKD	Increase

Total	$35,223

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the six months or period ended September 30, 2015 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts

108	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 122 and 123. At September 30, 2015, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of September 30, 2015, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$84
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	0
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1	Unrealized depreciation on forward foreign currency contracts	45
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	0	Unrealized depreciation on forward foreign currency contracts	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6	Unrealized depreciation on forward foreign currency contracts	4,665
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	1,519
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	65,052	Unrealized depreciation on forward foreign currency contracts	27,261
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	681
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	18	Unrealized depreciation on forward foreign currency contracts	29
Global ex-U.S. Utilities Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	6
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,772	Unrealized depreciation on forward foreign currency contracts	486
India Earnings Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	10,488
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	428	Unrealized depreciation on forward foreign currency contracts	—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	109

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended September 30, 2015, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(2,522)	$84
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	173	3
Commodity Country Equity Fund
Foreign exchange contracts	2,460	(9)
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	15,116	(780)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(922)	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	532,694	916
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	437	(262)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(18,467)	(4,927)
Global ex-U.S. Hedged Dividend Fund[3]
Foreign exchange contracts	5,805	37,791
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	22,608	(681)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(23,959)	1,816
Global ex-U.S. Utilities Fund
Foreign exchange contracts	558	3
Global High Dividend Fund
Foreign exchange contracts	19,149	9,319
Global Natural Resources Fund
Foreign exchange contracts	3,519	(10)
India Earnings Fund (consolidated)
Foreign exchange contracts	(2,334,077)	(10,488)
Middle East Dividend Fund
Foreign exchange contracts	(10,231)	460
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions
[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
[3]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

110	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended September 30, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$24,733	$13,840
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	3,612
Commodity Country Equity Fund
Foreign exchange contracts	8,203	9,808
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	12,017	17,156
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	855	425,983
Emerging Markets High Dividend Fund
Foreign exchange contracts	1,977,650	3,854,959
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	937	34,694
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	996,037	1,761,648
Global ex-U.S. Hedged Dividend Fund[1]
Foreign exchange contracts	5,745,641	11,240,489
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	118,158
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	164,226	132,880
Global ex-U.S. Utilities Fund
Foreign exchange contracts	4,484	5,090
Global High Dividend Fund
Foreign exchange contracts	121,298	76,529
Global Natural Resources Fund
Foreign exchange contracts	25,784	28,154
India Earnings Fund (consolidated)
Foreign exchange contracts	—	561,971
Middle East Dividend Fund
Foreign exchange contracts	13,453	56,783
[1]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	111

Notes to Financial Statements (unaudited) (continued)

currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except Emerging Markets Consumer Growth Fund, Emerging Markets Quality Dividend Growth Fund and Global ex-U.S. Hedged Dividend Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Emerging Markets Consumer Growth Fund, Emerging Markets Quality Dividend Growth Fund and Global ex-U.S. Hedged Dividend Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

112	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

The following Forward Contracts were open at September 30, 2015:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Pacific ex-Japan Fund
	10/1/2015	AUD	36,500	USD	25,549	$(84)
China ex-State-Owned Enterprises Fund
	10/2/2015	HKD	38,751	USD	5,000	$—
Commodity Country Equity Fund
	10/1/2015	AUD	7,600	USD	5,311	$(26)
	10/1/2015	CAD	2,145	NOK	13,500	(17)
	10/2/2015	CAD	1,300	USD	970	1
	10/2/2015	NZD	3,000	USD	1,918	(2)
	10/2/2015	NZD	339	ZAR	3,000	—
						$(44)
Emerging Markets ex-State-Owned Enterprises Fund
	10/2/2015	HKD	2,589	USD	334	$—
Emerging Markets High Dividend Fund
	10/1/2015	USD	353,467	CZK	8,534,454	$(2,902)
	10/1/2015	USD	75,843	TWD	2,497,499	6
	10/2/2015	HKD	3,272,526	USD	422,251	(8)
	10/2/2015	KRW	22,555,974	USD	18,868	(162)
	10/2/2015	TWD	929,653	USD	28,231	(2)
	10/2/2015	USD	408,003	CZK	9,894,075	(1,591)
						$(4,659)
Emerging Markets SmallCap Dividend Fund
	10/1/2015	PHP	7,000,000	USD	149,067	$(697)
	10/2/2015	TWD	62,407,165	USD	1,895,146	(144)
	10/5/2015	BRL	1,871,703	USD	469,746	(301)
	10/5/2015	KRW	961,422,029	USD	811,053	(68)
	10/5/2015	MYR	1,836,628	USD	417,511	(309)
						$(1,519)
Global ex-U.S. Hedged Dividend Fund
	10/1/2015	AUD	2,829	USD	1,987	$—
	10/1/2015	CAD	2,286	USD	1,705	—
	10/1/2015	USD	3,048	KRW	3,610,880	(1)
	10/2/2015	CHF	2,357	SEK	20,244	1
	10/2/2015	CHF	155,451	USD	160,892	1,798
	10/2/2015	CHF	118,433	USD	122,589	1,381
	10/2/2015	CHF	155,439	USD	160,892	1,810
	10/2/2015	CHF	155,441	USD	160,892	1,808
	10/2/2015	CHF	155,436	USD	160,892	1,813
	10/2/2015	CZK	23,562	USD	977	9
	10/2/2015	CZK	18,043	USD	748	7
	10/2/2015	CZK	23,550	USD	977	10
	10/2/2015	CZK	23,567	USD	977	9
	10/2/2015	CZK	23,564	USD	977	9
	10/2/2015	DKK	182,001	USD	27,341	109
	10/2/2015	DKK	182,009	USD	27,341	107
	10/2/2015	DKK	138,679	USD	20,833	83
	10/2/2015	DKK	182,006	USD	27,341	108
	10/2/2015	DKK	181,996	USD	27,341	109
	10/2/2015	EUR	399,413	USD	447,754	1,910

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	113

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	10/2/2015	EUR	399,415	USD	447,754	$1,907
	10/2/2015	EUR	304,316	USD	341,150	1,457
	10/2/2015	EUR	399,412	USD	447,754	1,911
	10/2/2015	EUR	399,425	USD	447,754	1,896
	10/2/2015	GBP	195,426	USD	300,492	4,470
	10/2/2015	GBP	148,888	USD	228,950	3,422
	10/2/2015	GBP	195,402	USD	300,492	4,506
	10/2/2015	GBP	195,412	USD	300,492	4,491
	10/2/2015	GBP	195,402	USD	300,492	4,507
	10/2/2015	GBP	1,135	USD	1,719	—
	10/2/2015	HKD	12,247	USD	1,580	—
	10/2/2015	HUF	95,717	USD	342	1
	10/2/2015	HUF	124,761	USD	446	1
	10/2/2015	HUF	124,818	USD	446	1
	10/2/2015	HUF	124,826	USD	446	1
	10/2/2015	HUF	124,808	USD	446	1
	10/2/2015	NOK	82,360	USD	9,816	161
	10/2/2015	NOK	62,770	USD	7,481	122
	10/2/2015	NOK	82,360	USD	9,816	161
	10/2/2015	NOK	82,360	USD	9,816	161
	10/2/2015	NOK	82,358	USD	9,816	161
	10/2/2015	PHP	853,663	USD	18,194	(69)
	10/2/2015	PLN	13,379	USD	3,543	25
	10/2/2015	PLN	10,204	USD	2,702	19
	10/2/2015	PLN	13,375	USD	3,543	26
	10/2/2015	PLN	13,379	USD	3,543	25
	10/2/2015	PLN	13,380	USD	3,543	24
	10/2/2015	SEK	389,999	USD	45,994	(506)
	10/2/2015	SEK	297,177	USD	35,046	(387)
	10/2/2015	SEK	389,994	USD	45,994	(506)
	10/2/2015	SEK	390,003	USD	45,994	(507)
	10/2/2015	SEK	389,980	USD	45,994	(504)
	10/2/2015	TRY	9,289	USD	3,161	94
	10/2/2015	TRY	7,089	USD	2,412	71
	10/2/2015	TRY	9,287	USD	3,161	95
	10/2/2015	TRY	9,290	USD	3,161	94
	10/2/2015	TRY	9,288	USD	3,161	94
	10/2/2015	USD	160,892	CHF	157,200	(8)
	10/2/2015	USD	160,892	CHF	157,203	(5)
	10/2/2015	USD	122,589	CHF	119,779	(3)
	10/2/2015	USD	160,892	CHF	157,208	—
	10/2/2015	USD	160,892	CHF	157,208	—
	10/2/2015	USD	977	CZK	23,784	—
	10/2/2015	USD	977	CZK	23,783	—
	10/2/2015	USD	748	CZK	18,210	—
	10/2/2015	USD	977	CZK	23,785	—
	10/2/2015	USD	977	CZK	23,785	—
	10/2/2015	USD	27,341	DKK	182,718	(1)
	10/2/2015	USD	27,341	DKK	182,580	(22)
	10/2/2015	USD	20,833	DKK	139,229	—

114	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	10/2/2015	USD	27,341	DKK	182,727	$—
	10/2/2015	USD	27,341	DKK	182,727	—
	10/2/2015	USD	447,754	EUR	401,102	(24)
	10/2/2015	USD	447,754	EUR	401,112	(13)
	10/2/2015	USD	341,150	EUR	305,614	(9)
	10/2/2015	USD	447,754	EUR	401,123	—
	10/2/2015	USD	447,754	EUR	401,103	(23)
	10/2/2015	USD	300,492	GBP	198,367	(16)
	10/2/2015	USD	300,492	GBP	198,371	(9)
	10/2/2015	USD	228,950	GBP	151,143	(6)
	10/2/2015	USD	300,492	GBP	198,377	—
	10/2/2015	USD	300,492	GBP	198,377	—
	10/2/2015	USD	446	HUF	125,148	—
	10/2/2015	USD	446	HUF	125,154	—
	10/2/2015	USD	342	HUF	95,968	—
	10/2/2015	USD	446	HUF	125,156	—
	10/2/2015	USD	446	HUF	125,148	—
	10/2/2015	USD	9,816	NOK	83,726	—
	10/2/2015	USD	9,816	NOK	83,730	—
	10/2/2015	USD	9,816	NOK	83,726	(1)
	10/2/2015	USD	7,481	NOK	63,811	—
	10/2/2015	USD	9,816	NOK	83,730	—
	10/2/2015	USD	18,276	PHP	853,663	(13)
	10/2/2015	USD	3,543	PLN	13,473	—
	10/2/2015	USD	3,543	PLN	13,471	—
	10/2/2015	USD	2,702	PLN	10,274	—
	10/2/2015	USD	3,543	PLN	13,472	—
	10/2/2015	USD	3,543	PLN	13,472	—
	10/2/2015	USD	45,994	SEK	385,735	(2)
	10/2/2015	USD	45,994	SEK	385,735	(2)
	10/2/2015	USD	35,046	SEK	293,926	(1)
	10/2/2015	USD	45,994	SEK	385,754	—
	10/2/2015	USD	45,994	SEK	385,754	—
	10/2/2015	USD	3,161	TRY	9,574	—
	10/2/2015	USD	3,161	TRY	9,570	(1)
	10/2/2015	USD	2,412	TRY	7,305	—
	10/2/2015	USD	3,161	TRY	9,571	(1)
	10/2/2015	USD	3,161	TRY	9,574	—
	10/5/2015	BRL	52,954	USD	14,428	1,143
	10/5/2015	BRL	40,346	USD	10,976	854
	10/5/2015	BRL	52,954	USD	14,377	1,093
	10/5/2015	BRL	52,954	USD	14,417	1,133
	10/5/2015	BRL	52,954	USD	14,425	1,141
	10/5/2015	CAD	169,226	USD	127,169	950
	10/5/2015	CAD	128,926	USD	96,891	730
	10/5/2015	CAD	169,207	USD	127,169	964
	10/5/2015	CAD	169,206	USD	127,169	965
	10/5/2015	CAD	169,208	USD	127,169	964
	10/5/2015	CLP	2,497,373	USD	3,589	10
	10/5/2015	CLP	2,497,373	USD	3,585	6

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	115

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	10/5/2015	CLP	1,902,761	USD	2,740	$14
	10/5/2015	CLP	2,497,373	USD	3,588	9
	10/5/2015	CLP	2,497,373	USD	3,595	17
	10/5/2015	GBP	13,707	JPY	2,486,928	2
	10/5/2015	HKD	665,813	USD	85,898	(13)
	10/5/2015	HKD	665,804	USD	85,898	(12)
	10/5/2015	HKD	507,261	USD	65,448	(5)
	10/5/2015	HKD	665,792	USD	85,898	(10)
	10/5/2015	HKD	665,826	USD	85,898	(14)
	10/5/2015	IDR	424,155,245	USD	29,786	867
	10/5/2015	JPY	46,742,088	USD	385,927	(4,367)
	10/5/2015	JPY	46,745,214	USD	385,927	(4,393)
	10/5/2015	JPY	35,612,815	USD	294,044	(3,321)
	10/5/2015	JPY	46,741,239	USD	385,927	(4,360)
	10/5/2015	JPY	46,741,510	USD	385,927	(4,362)
	10/5/2015	KRW	264,640,463	USD	223,561	316
	10/5/2015	MXN	309,851	USD	18,420	141
	10/5/2015	MXN	236,093	USD	14,035	107
	10/5/2015	MXN	309,799	USD	18,420	144
	10/5/2015	MXN	309,842	USD	18,420	141
	10/5/2015	MXN	309,865	USD	18,420	140
	10/5/2015	MYR	139,696	USD	33,332	1,560
	10/5/2015	NZD	674	USD	426	(5)
	10/5/2015	NZD	518	USD	327	(4)
	10/5/2015	NZD	674	USD	426	(5)
	10/5/2015	NZD	674	USD	426	(5)
	10/5/2015	NZD	674	USD	426	(5)
	10/5/2015	SGD	23,115	USD	16,361	105
	10/5/2015	SGD	17,618	USD	12,470	80
	10/5/2015	SGD	23,121	USD	16,361	101
	10/5/2015	SGD	23,116	USD	16,361	105
	10/5/2015	SGD	23,115	USD	16,361	105
	10/5/2015	THB	957,216	USD	26,519	149
	10/5/2015	TWD	6,437,544	USD	197,774	2,267
	10/5/2015	USD	13,263	BRL	52,954	21
	10/5/2015	USD	13,298	BRL	52,954	(14)
	10/5/2015	USD	10,131	BRL	40,346	(10)
	10/5/2015	USD	13,298	BRL	52,954	(14)
	10/5/2015	USD	13,372	BRL	52,954	(88)
	10/5/2015	USD	127,169	CAD	170,490	(7)
	10/5/2015	USD	127,169	CAD	170,493	(5)
	10/5/2015	USD	96,891	CAD	129,899	(4)
	10/5/2015	USD	127,169	CAD	170,495	(3)
	10/5/2015	USD	127,169	CAD	170,498	(1)
	10/5/2015	USD	3,579	CLP	2,497,373	—
	10/5/2015	USD	2,727	CLP	1,902,761	(1)
	10/5/2015	USD	3,580	CLP	2,497,373	(1)
	10/5/2015	USD	3,580	CLP	2,497,373	(1)
	10/5/2015	USD	3,589	CLP	2,497,373	(11)
	10/5/2015	USD	85,898	HKD	665,747	4

116	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	10/5/2015	USD	85,898	HKD	665,714	$—
	10/5/2015	USD	85,898	HKD	665,734	3
	10/5/2015	USD	65,448	HKD	507,238	2
	10/5/2015	USD	85,898	HKD	665,714	—
	10/5/2015	USD	28,933	IDR	424,155,245	(14)
	10/5/2015	USD	385,927	JPY	46,216,687	(20)
	10/5/2015	USD	385,927	JPY	46,219,196	1
	10/5/2015	USD	294,044	JPY	35,212,445	(22)
	10/5/2015	USD	385,927	JPY	46,220,547	12
	10/5/2015	USD	385,927	JPY	46,218,231	(7)
	10/5/2015	USD	223,401	KRW	264,640,463	(156)
	10/5/2015	USD	18,420	MXN	312,221	(1)
	10/5/2015	USD	18,420	MXN	312,192	(3)
	10/5/2015	USD	14,035	MXN	237,873	(2)
	10/5/2015	USD	18,420	MXN	312,159	(5)
	10/5/2015	USD	18,420	MXN	312,207	(2)
	10/5/2015	USD	31,573	MYR	139,696	200
	10/5/2015	USD	426	NZD	666	—
	10/5/2015	USD	426	NZD	666	—
	10/5/2015	USD	327	NZD	511	—
	10/5/2015	USD	426	NZD	666	—
	10/5/2015	USD	426	NZD	666	—
	10/5/2015	USD	16,361	SGD	23,263	(1)
	10/5/2015	USD	16,361	SGD	23,262	(2)
	10/5/2015	USD	12,470	SGD	17,731	(1)
	10/5/2015	USD	16,361	SGD	23,264	(1)
	10/5/2015	USD	16,361	SGD	23,264	(1)
	10/5/2015	USD	26,355	THB	957,216	15
	10/5/2015	USD	195,730	TWD	6,437,544	(222)
	10/6/2015	AUD	111,045	USD	78,589	625
	10/6/2015	AUD	111,048	USD	78,589	624
	10/6/2015	AUD	84,614	USD	59,882	475
	10/6/2015	AUD	111,044	USD	78,589	626
	10/6/2015	AUD	111,046	USD	78,589	625
	10/6/2015	ILS	36,470	USD	9,275	(17)
	10/6/2015	ILS	36,461	USD	9,275	(15)
	10/6/2015	ILS	27,803	USD	7,069	(15)
	10/6/2015	ILS	36,484	USD	9,275	(21)
	10/6/2015	ILS	36,464	USD	9,275	(16)
	10/6/2015	INR	7,188,825	USD	107,665	(1,834)
	10/6/2015	USD	78,589	AUD	111,930	(4)
	10/6/2015	USD	78,589	AUD	111,933	(2)
	10/6/2015	USD	59,882	AUD	85,285	(4)
	10/6/2015	USD	78,589	AUD	111,910	(18)
	10/6/2015	USD	78,589	AUD	111,936	—
	10/6/2015	USD	9,275	ILS	36,401	(1)
	10/6/2015	USD	9,275	ILS	36,401	(1)
	10/6/2015	USD	7,069	ILS	27,737	(2)
	10/6/2015	USD	9,275	ILS	36,403	—
	10/6/2015	USD	9,275	ILS	36,401	—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	117

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	10/6/2015	USD	109,369	INR	7,188,825	$130
	10/7/2015	USD	23,711	ZAR	328,146	1
	10/7/2015	USD	23,711	ZAR	327,829	(22)
	10/7/2015	USD	18,068	ZAR	250,004	(2)
	10/7/2015	USD	23,711	ZAR	327,852	(20)
	10/7/2015	USD	23,711	ZAR	328,122	(1)
	10/7/2015	ZAR	316,419	USD	23,711	846
	10/7/2015	ZAR	316,433	USD	23,711	845
	10/7/2015	ZAR	241,137	USD	18,068	643
	10/7/2015	ZAR	316,430	USD	23,711	845
	10/7/2015	ZAR	316,453	USD	23,711	844
	11/3/2015	CHF	148,598	USD	152,247	7
	11/3/2015	CHF	148,602	USD	152,247	3
	11/3/2015	CHF	113,224	USD	115,999	—
	11/3/2015	CHF	148,616	USD	152,247	(12)
	11/3/2015	CHF	148,603	USD	152,247	1
	11/3/2015	CZK	21,872	USD	899	—
	11/3/2015	CZK	21,879	USD	899	—
	11/3/2015	CZK	16,715	USD	687	—
	11/3/2015	CZK	21,878	USD	899	—
	11/3/2015	CZK	21,881	USD	899	—
	11/3/2015	DKK	176,268	USD	26,394	1
	11/3/2015	DKK	176,134	USD	26,394	21
	11/3/2015	DKK	134,341	USD	20,113	(3)
	11/3/2015	DKK	176,274	USD	26,394	—
	11/3/2015	DKK	176,279	USD	26,394	(1)
	11/3/2015	EUR	375,096	USD	418,918	16
	11/3/2015	EUR	375,104	USD	418,918	6
	11/3/2015	EUR	285,802	USD	319,176	(4)
	11/3/2015	EUR	375,122	USD	418,918	(14)
	11/3/2015	EUR	375,100	USD	418,918	11
	11/3/2015	GBP	187,032	USD	283,276	12
	11/3/2015	GBP	187,035	USD	283,276	8
	11/3/2015	GBP	142,509	USD	215,833	—
	11/3/2015	GBP	187,041	USD	283,276	(2)
	11/3/2015	GBP	187,040	USD	283,276	—
	11/3/2015	HKD	639,082	USD	82,455	(5)
	11/3/2015	HKD	639,107	USD	82,455	(8)
	11/3/2015	HKD	486,946	USD	62,827	(3)
	11/3/2015	HKD	639,047	USD	82,455	—
	11/3/2015	HKD	639,062	USD	82,455	(2)
	11/3/2015	HUF	129,701	USD	462	—
	11/3/2015	HUF	129,719	USD	462	—
	11/3/2015	HUF	99,386	USD	354	—
	11/3/2015	HUF	129,702	USD	462	—
	11/3/2015	HUF	129,696	USD	462	—
	11/3/2015	ILS	32,920	USD	8,390	—
	11/3/2015	ILS	32,923	USD	8,390	—
	11/3/2015	ILS	25,096	USD	6,397	1
	11/3/2015	ILS	32,924	USD	8,390	(1)

118	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	11/3/2015	ILS	32,927	USD	8,390	$(2)
	11/3/2015	NOK	79,034	USD	9,261	—
	11/3/2015	NOK	79,034	USD	9,261	—
	11/3/2015	NOK	60,253	USD	7,060	—
	11/3/2015	NOK	79,038	USD	9,261	—
	11/3/2015	NOK	79,037	USD	9,261	—
	11/3/2015	PHP	800,831	USD	17,106	9
	11/3/2015	PLN	12,509	USD	3,286	—
	11/3/2015	PLN	12,508	USD	3,286	—
	11/3/2015	PLN	9,547	USD	2,508	—
	11/3/2015	PLN	12,508	USD	3,286	—
	11/3/2015	PLN	12,509	USD	3,286	—
	11/3/2015	SEK	360,074	USD	42,964	2
	11/3/2015	SEK	360,074	USD	42,964	2
	11/3/2015	SEK	274,397	USD	32,739	(1)
	11/3/2015	SEK	360,092	USD	42,964	—
	11/3/2015	SEK	360,094	USD	42,964	(1)
	11/3/2015	TRY	9,359	USD	3,059	—
	11/3/2015	TRY	9,359	USD	3,059	—
	11/3/2015	TRY	7,134	USD	2,332	—
	11/3/2015	TRY	9,355	USD	3,059	1
	11/3/2015	TRY	9,359	USD	3,059	—
	11/4/2015	CAD	161,822	USD	120,685	5
	11/4/2015	CAD	161,826	USD	120,685	1
	11/4/2015	CAD	123,301	USD	91,953	—
	11/4/2015	CAD	161,831	USD	120,685	(2)
	11/4/2015	CAD	161,831	USD	120,685	(2)
	11/4/2015	CLP	2,398,379	USD	3,427	(1)
	11/4/2015	CLP	2,398,379	USD	3,438	10
	11/4/2015	CLP	1,827,341	USD	2,612	—
	11/4/2015	CLP	2,398,379	USD	3,427	(1)
	11/4/2015	CLP	2,398,379	USD	3,437	10
	11/4/2015	IDR	380,582,735	USD	25,500	(143)
	11/4/2015	INR	7,086,008	USD	107,153	(214)
	11/4/2015	KRW	273,962,632	USD	230,958	101
	11/4/2015	MYR	139,043	USD	31,383	(177)
	11/4/2015	NZD	619	USD	395	—
	11/4/2015	NZD	619	USD	395	—
	11/4/2015	NZD	619	USD	395	—
	11/4/2015	NZD	475	USD	303	—
	11/4/2015	NZD	619	USD	395	—
	11/4/2015	SGD	21,923	USD	15,400	(1)
	11/4/2015	SGD	21,926	USD	15,400	(3)
	11/4/2015	SGD	21,926	USD	15,400	(3)
	11/4/2015	SGD	16,707	USD	11,735	(1)
	11/4/2015	SGD	21,923	USD	15,400	(1)
	11/4/2015	THB	909,182	USD	24,940	(80)
	11/4/2015	TWD	6,465,073	USD	196,090	(271)
	11/5/2015	AUD	101,770	USD	71,339	3
	11/5/2015	AUD	101,772	USD	71,339	2

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	119

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global ex-U.S. Hedged Dividend Fund (continued)
	11/5/2015	AUD	101,773	USD	71,339	$1
	11/5/2015	AUD	77,551	USD	54,356	(3)
	11/5/2015	AUD	101,756	USD	71,339	13
	11/5/2015	BRL	49,019	USD	12,162	(8)
	11/5/2015	BRL	49,019	USD	12,167	(3)
	11/5/2015	BRL	37,350	USD	9,272	(1)
	11/5/2015	BRL	49,019	USD	12,170	—
	11/5/2015	BRL	49,019	USD	12,240	70
	11/5/2015	JPY	41,306,810	USD	344,900	(137)
	11/5/2015	JPY	41,290,910	USD	344,900	(5)
	11/5/2015	JPY	31,458,596	USD	262,785	10
	11/5/2015	JPY	41,289,013	USD	344,900	11
	11/5/2015	JPY	41,290,738	USD	344,900	(3)
	11/5/2015	MXN	303,787	USD	17,876	(1)
	11/5/2015	MXN	303,771	USD	17,876	—
	11/5/2015	MXN	303,794	USD	17,876	(1)
	11/5/2015	MXN	231,437	USD	13,620	1
	11/5/2015	MXN	303,737	USD	17,876	2
	11/6/2015	ZAR	299,493	USD	21,529	(1)
	11/6/2015	ZAR	299,473	USD	21,529	—
	11/6/2015	ZAR	228,260	USD	16,407	(2)
	11/6/2015	ZAR	299,264	USD	21,529	15
	11/6/2015	ZAR	299,482	USD	21,529	(1)
						$37,791
Global ex-U.S. Quality Dividend Growth Fund
	10/2/2015	BRL	155,973	USD	38,489	$(681)
Global ex-U.S. Real Estate Fund
	10/2/2015	CAD	16,233	USD	12,126	$18
	10/2/2015	GBP	14,736	USD	22,292	(29)
	10/2/2015	HKD	117,043	USD	15,102	—
						$(11)
Global ex-U.S. Utilities Fund
	10/1/2015	BRL	11,675	USD	2,927	$(5)
	10/1/2015	CAD	6,599	USD	4,921	(1)
						$(6)
Global High Dividend Fund
	10/1/2015	AUD	45,213	USD	31,668	$(83)
	10/1/2015	CAD	9,024	USD	6,757	27
	10/1/2015	GBP	11,638	USD	17,688	59
	10/1/2015	IDR	189,987,210	USD	12,870	(98)
	10/1/2015	THB	334,678	USD	9,166	(55)
	10/1/2015	USD	47,756	KRW	56,829,420	189
	10/1/2015	USD	136,503	MYR	607,644	1,731
	10/1/2015	USD	173,448	TWD	5,702,961	(250)
	10/2/2015	USD	237,793	BRL	977,807	7,766
						$9,286
India Earnings Fund (consolidated)
	10/5/2015	INR	258,902,911	USD	3,933,798	$(10,488)

120	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Middle East Dividend Fund
	10/5/2015	EGP	15,000	USD	1,928	$13
	10/5/2015	EGP	11,946	USD	1,536	10
	10/5/2015	EGP	254,481	USD	32,715	214
	10/5/2015	EGP	147,931	USD	19,017	124
	10/5/2015	EGP	41,388	USD	5,320	35
	10/5/2015	EGP	38,145	USD	4,904	32
						$428

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EGP – Egyptian pound

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	121

Notes to Financial Statements (unaudited) (continued)

disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

		Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Asia Pacific ex-Japan Fund
Securities Lending	$4,054,750	$—	$(4,054,750)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	—	—	—	84	—	—	84
China ex-State-Owned Enterprises Fund
Securities Lending	503,700	—	(503,700)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	0	—	—	0
Commodity Country Equity Fund
Securities Lending	760,562	—	(760,562)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1	—	—	1	45	—	—	45

122	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

		Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Emerging Markets Consumer Growth Fund
Securities Lending	$410,604	$—	$(410,604)[1]	$—	$—	$—	$—	$—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	8,157	—	(8,157)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	0	—	—	0	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	107,039,173	—	(107,039,173)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	6	—	—	6	4,665	—	—	4,665
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,850,749	—	(1,850,749)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	115,662,029	—	(115,662,029)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	1,519	—	—	1,519
Global ex-U.S. Hedged Dividend Fund
Securities Lending	93,119	—	(93,119)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	65,052	—	—	65,052	27,261	—	—	27,261
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	7,925,973	—	(7,925,973)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	681	—	—	681
Global ex-U.S. Real Estate Fund
Securities Lending	4,178,695	—	(4,178,695)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	18	—	—	18	29	—	—	29
Global ex-U.S. Utilities Fund
Securities Lending	3,037,034	—	(3,037,034)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	6	—	—	6
Global High Dividend Fund
Securities Lending	4,686,111	—	(4,686,111)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	9,772	—	—	9,772	486	—	—	486
Global Natural Resources Fund
Securities Lending	2,333,218	—	(2,333,218)[1]	—	—	—	—	—
India Earnings Fund (consolidated)
Forward Foreign Currency Contracts	—	—	—	—	10,488	—	—	10,488
Middle East Dividend Fund
Forward Foreign Currency Contracts	428	—	—	428	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	123

Notes to Financial Statements (unaudited) (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Asia Pacific ex-Japan Fund	0.48%
China ex-State-Owned Enterprises Fund	0.63%*
Commodity Country Equity Fund	0.58%
Emerging Markets Consumer Growth Fund	0.63%
Emerging Markets ex-State-Owned Enterprises Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Quality Dividend Growth Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Global ex-U.S. Hedged Dividend Fund	0.44%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global High Dividend Fund	0.58%
Global Natural Resources Fund	0.58%
India Earnings Fund (consolidated)	0.83%
Middle East Dividend Fund	0.88%
*	WTAM has contractually agreed to limit the advisory fee to 0.53% effective July 1, 2015 through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. WTAM waives its advisory fees for each Fund’s investment, associated with daily uninvested cash, in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations. Please see Note 8 “Other Affiliated Parties and Transactions” for additional information.

124	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2015, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2015 are shown in the below table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown in the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$4,297,310	$2,715,810	$5,451,001	$—
China ex-State-Owned Enterprises Fund	15,510,312	15,588,922	5,408,818	10,232,875
Commodity Country Equity Fund	275,646	560,051	—	904,466
Emerging Markets Consumer Growth Fund	827,004	2,103,930	—	2,677,880
Emerging Markets ex-State-Owned Enterprises Fund	1,034,830	4,554,751	—	4,172,572
Emerging Markets High Dividend Fund	107,349,968	163,669,382	26,591,449	162,111,115
Emerging Markets Quality Dividend Growth Fund	3,641,170	5,116,027	2,688,464	4,880,492
Emerging Markets SmallCap Dividend Fund	48,699,885	130,871,477	—	76,218,537
Global ex-U.S. Hedged Dividend Fund[1]	798,536	254,140	9,182,971	—
Global ex-U.S. Quality Dividend Growth Fund	2,565,823	2,616,437	4,211,306	4,276,566
Global ex-U.S. Real Estate Fund	7,347,401	7,405,614	6,162,719	3,945,822
Global ex-U.S. Utilities Fund	842,058	654,381	1,686,395	—
Global High Dividend Fund	8,180,080	6,737,421	39,818,538	25,448,102
Global Natural Resources Fund	1,041,711	926,205	2,439,683	—
India Earnings Fund (consolidated)	596,115,409	979,541,585	—	—
Middle East Dividend Fund	666,619	6,782,762	—	—
[1]	For the period June 4, 2015 (commencement of operations) through September 30, 2015.

6. FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$54,409,272	$2,580,288	$(9,828,971)	$(7,248,683)
China ex-State-Owned Enterprises Fund	11,146,149	52,307	(2,282,784)	(2,230,477)
Commodity Country Equity Fund	12,530,058	338,882	(4,116,513)	(3,777,631)
Emerging Markets Consumer Growth Fund	14,849,531	556,499	(3,438,258)	(2,881,759)
Emerging Markets ex-State-Owned Enterprises Fund	2,373,420	68,348	(427,869)	(359,521)
Emerging Markets High Dividend Fund	2,222,231,686	44,245,648	(685,939,617)	(641,693,969)
Emerging Markets Quality Dividend Growth Fund	37,003,478	850,511	(7,411,386)	(6,560,875)
Emerging Markets SmallCap Dividend Fund	1,229,408,679	113,998,543	(284,570,095)	(170,571,552)
Global ex-U.S. Hedged Dividend Fund	9,817,607	14,306	(1,110,343)	(1,096,037)
Global ex-U.S. Quality Dividend Growth Fund	88,390,562	5,575,002	(12,636,719)	(7,061,717)
Global ex-U.S. Real Estate Fund	124,683,245	8,218,058	(21,027,877)	(12,809,819)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	125

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global ex-U.S. Utilities Fund	$26,690,885	$1,646,626	$(5,421,842)	$(3,775,216)
Global High Dividend Fund	111,746,046	6,150,330	(12,344,730)	(6,194,400)
Global Natural Resources Fund	28,647,007	109,527	(11,268,914)	(11,159,387)
India Earnings Fund (consolidated)	1,611,605,368	259,174,973	(169,989,594)	89,185,379
Middle East Dividend Fund	26,402,115	2,858,894	(3,591,126)	(732,232)

7. MAURITIUS INCOME TAX

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to benefit from the tax treaty. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). The Finance Bill, 2015 (“FB 2015”) proposes to amend the IT Act to defer the applicability of GAAR to financial years beginning on or after 1 April 2017. The FB 2015 has also grandfathered all investments made into India up-to April 1, 2017 from the applicability of GAAR. No assurance can be given that the terms of the tax treaty will not be subject to re-negotiation in future. Any change in the provision of the tax treaty or in its applicability to the India Earnings Fund could result in imposition of withholding and other taxes on the India Earnings Fund by the tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders.

In the recent scrutiny audits concluded that have not involved the Portfolio, the tax authorities in India have sought to apply a Minimum Alternate Tax (MAT) on certain Foreign Portfolio Investors investing into India on the income earned up to a period of seven prior years (which is the statute of limitation in India). Pursuant to several representations, the Indian Government has formed a Committee to provide it with a recommendation on the applicability of MAT to foreign investors, until which no further notices for scrutiny of prior years will be issued nor will any action be taken for the recovery of any tax demands raised. To date, the Portfolio has not received any notice seeking the application of MAT to the India Earnings Fund for any prior year and the recommendation of the Committee on the applicability of MAT to foreign entities generally as well to entities that benefit from a tax treaty would determine any potential imposition of taxes on income earned by the India Earnings Fund for prior years.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

126	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

8. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2015 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2015	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$453,864	$292,389	$143,156	$2,461

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$19,013	$122,429	$132,863	$—	$1,496

Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$2,103,933	$5,655,543	$5,434,551	$2,106,204	$52,975

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$115,388	$16,657,774	$15,471,150	$490,047	$251,823

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$47,982	$303,660	$324,332	$13,727	$4,538
WisdomTree International Equity Fund	70,241	449,692	484,852	20,621	5,645
Total	$118,223	$753,352	$809,184	$34,348	$10,183

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$1,431,073	$1,357,961	$—	$9,764

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$21,659	$138,216	$156,085	$312	$849

Global High Dividend Fund
WisdomTree High Dividend Fund	$36,948	$682,470	$606,122	$109,319	$1,558
WisdomTree International High Dividend Fund	108,896	2,050,103	1,796,653	328,149	16,282
Total	$145,844	$2,732,573	$2,402,775	$437,468	$17,840

Global Natural Resources Fund
WisdomTree Global High Dividend Fund	$8,735	$212,357	$189,042	$28,138	$2,066

9. DEMAND NOTE

During the period ended September 30, 2015, the India Earnings Fund had a demand note agreement with Morgan Stanley Bank, N.A. which allowed the Fund to borrow up to $325,000,000 and having a final maturity of October 16, 2015. During the six months ended September 30, 2015, the Fund utilized the demand note and borrowed for a period of 13 days with an average outstanding loan balance of $117,664,454 and a weighted average interest rate of 2.27% per annum. Interest expense related to the note for the six months ended September 30, 2015 was $95,313. At September 30, 2015, the Fund had a loan balance of $8,293,100 outstanding.

10. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to Fair Value Measurement Topic 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. WTAM is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	127

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2015 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”) and the Sub- Advisory Agreement (the “Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On June 10, 2015, a committee of Independent Trustees (the “Contracts Review Committee”) met with independent legal counsel to discuss the types of information the Independent Trustees required and the manner in which Fund management would organize and present such information. On July 15, 2015, members of the Contracts Review Committee met with representatives from WTAM for a preliminary discussion of matters relating to the Board’s consideration of the continuance of the Agreements. At a meeting of the Contracts Review Committee held on August 6, 2015, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds and other index-based funds in the WisdomTree fund complex, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by the Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant WisdomTree benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The

128	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of their entire management fee and reimbursement of certain operating expenses. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data, the unique attributes of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability), although the current trend is positive. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	129

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*     *     *     *     *     *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

130	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	131

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2015:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

(formerly, WisdomTree China Dividend ex-Financials Fund (CHXF))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

(formerly, WisdomTree Emerging Markets Equity Income Fund)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

(formerly, WisdomTree Emerging Markets Dividend Growth Fund)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

(formerly, WisdomTree Global Equity Income Fund)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WTGM-0808

WisdomTree Trust

Domestic Earnings and Dividend Funds

Semi-Annual Report

September 30, 2015

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

(formerly, WisdomTree Equity Income Fund)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

(formerly, WisdomTree U.S. Dividend Growth Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

(formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Utilities	14.8%
Consumer Staples	14.8%
Energy	12.6%
Information Technology	11.8%
Consumer Discretionary	11.5%
Industrials	10.9%
Healthcare	9.5%
Materials	8.3%
Telecommunication Services	5.4%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Reynolds American, Inc.	3.0%
AT&T, Inc.	2.2%
Altria Group, Inc.	1.8%
Kraft Heinz Co. (The)	1.8%
Philip Morris International, Inc.	1.8%
Verizon Communications, Inc.	1.7%
Maxim Integrated Products, Inc.	1.7%
Consolidated Edison, Inc.	1.7%
Southern Co. (The)	1.7%
HollyFrontier Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-9.82%	-5.21%	9.67%	12.63%	6.98%
Fund Market Price Returns	-9.85%	-5.22%	9.66%	12.60%	6.97%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index[2]	-9.67%	-4.89%	10.07%	13.04%	7.37%
Dow Jones U.S. Select Dividend IndexSM	-4.84%	2.24%	12.10%	13.45%	6.09%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	20.7%
Information Technology	18.7%
Industrials	11.4%
Consumer Discretionary	11.1%
Healthcare	10.2%
Energy	9.9%
Consumer Staples	9.7%
Telecommunication Services	2.8%
Utilities	2.7%
Materials	2.6%
Investment Company	0.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Apple, Inc.	4.3%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.2%
Microsoft Corp.	2.1%
General Electric Co.	1.9%
Google, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Chevron Corp.	1.7%
International Business Machines Corp.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Earnings 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.05%	-2.49%	11.71%	12.70%	5.33%
Fund Market Price Returns	-7.17%	-2.54%	11.74%	12.69%	5.33%
WisdomTree Earnings 500 Index	-6.95%	-2.27%	12.03%	13.01%	5.64%
S&P 500® Index	-6.18%	-0.61%	12.40%	13.34%	5.55%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree High Dividend Fund (DHS)

(formerly, WisdomTree Equity Income Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	18.3%
Consumer Staples	16.3%
Energy	13.4%
Telecommunication Services	10.5%
Utilities	10.5%
Healthcare	9.1%
Industrials	8.2%
Consumer Discretionary	7.2%
Information Technology	3.4%
Materials	2.7%
Investment Company	0.0%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
AT&T, Inc.	5.2%
General Electric Co.	4.8%
Exxon Mobil Corp.	4.7%
Verizon Communications, Inc.	4.7%
Pfizer, Inc.	3.6%
Chevron Corp.	3.3%
JPMorgan Chase & Co.	3.2%
Philip Morris International, Inc.	3.1%
Procter & Gamble Co. (The)	3.0%
Coca-Cola Co. (The)	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High Dividend Index. Prior to August 31, 2015, the WisdomTree High Dividend Index was named the WisdomTree Equity Income Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.88%	-2.97%	9.11%	12.29%	5.04%
Fund Market Price Returns	-6.95%	-3.08%	9.11%	12.26%	5.04%
WisdomTree High Dividend Index	-6.70%	-2.62%	9.47%	12.72%	5.36%
Russell 1000® Value Index	-8.30%	-4.42%	11.59%	12.29%	5.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	3

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	15.4%
Information Technology	15.2%
Consumer Staples	15.0%
Healthcare	10.9%
Industrials	10.6%
Energy	9.8%
Consumer Discretionary	9.2%
Telecommunication Services	6.1%
Utilities	4.9%
Materials	2.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Apple, Inc.	3.5%
Exxon Mobil Corp.	3.2%
AT&T, Inc.	3.0%
Microsoft Corp.	3.0%
General Electric Co.	2.8%
Verizon Communications, Inc.	2.7%
Johnson & Johnson	2.2%
Wells Fargo & Co.	2.2%
Pfizer, Inc.	2.1%
Chevron Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.95%	-2.78%	10.07%	12.57%	6.07%
Fund Market Price Returns	-7.06%	-2.83%	10.07%	12.55%	6.04%
WisdomTree LargeCap Dividend Index	-6.83%	-2.56%	10.36%	12.88%	6.42%
S&P 500® Index	-6.18%	-0.61%	12.40%	13.34%	6.96%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	21.6%
Information Technology	16.5%
Consumer Staples	14.0%
Industrials	13.4%
Financials	11.6%
Healthcare	11.6%
Energy	5.0%
Utilities	3.4%
Materials	2.2%
Investment Company	0.4%
Telecommunication Services	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Apple, Inc.	11.5%
Wal-Mart Stores, Inc.	5.5%
American International Group, Inc.	2.9%
Home Depot, Inc. (The)	2.5%
UnitedHealth Group, Inc.	2.3%
Boeing Co. (The)	2.2%
CVS Health Corp.	2.0%
General Motors Co.	2.0%
Lockheed Martin Corp.	1.6%
NIKE, Inc., Class B	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Value Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.27%	2.32%	11.81%	13.71%	4.32%
Fund Market Price Returns	-6.39%	2.30%	11.82%	13.71%	4.33%
WisdomTree Low P/E/LargeCap Value Spliced Index[2]	-6.10%	2.70%	12.22%	14.13%	4.68%
Russell 1000® Value Index	-8.30%	-4.42%	11.59%	12.29%	3.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.
[2]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	5

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	26.2%
Consumer Discretionary	17.5%
Utilities	13.9%
Industrials	12.9%
Information Technology	8.4%
Materials	8.3%
Energy	5.1%
Consumer Staples	4.3%
Healthcare	2.2%
Telecommunication Services	1.0%
Investment Company	0.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Ameren Corp.	1.1%
Mattel, Inc.	1.0%
Darden Restaurants, Inc.	1.0%
Maxim Integrated Products, Inc.	0.9%
CenterPoint Energy, Inc.	0.9%
HollyFrontier Corp.	0.9%
CMS Energy Corp.	0.9%
Coach, Inc.	0.8%
Frontier Communications Corp.	0.8%
J.M. Smucker Co. (The)	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-8.57%	1.80%	14.03%	13.81%	8.01%
Fund Market Price Returns	-8.60%	1.85%	14.06%	13.80%	8.07%
WisdomTree MidCap Dividend Index	-8.36%	2.16%	14.37%	14.18%	8.04%
S&P MidCap 400® Index	-9.47%	1.40%	13.12%	12.93%	8.42%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	26.4%
Industrials	18.0%
Consumer Discretionary	16.6%
Information Technology	13.2%
Utilities	6.8%
Materials	6.4%
Energy	4.4%
Healthcare	4.2%
Consumer Staples	3.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Brunswick Corp.	0.8%
Santander Consumer USA Holdings, Inc.	0.7%
Discovery Communications, Inc., Class A	0.7%
Liberty Media Corp., Class A	0.7%
WABCO Holdings, Inc.	0.7%
AGL Resources, Inc.	0.6%
HCC Insurance Holdings, Inc.	0.6%
Assurant, Inc.	0.6%
Avnet, Inc.	0.6%
AGCO Corp.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.32%	-0.55%	14.51%	14.06%	7.93%
Fund Market Price Returns	-10.46%	-0.60%	14.53%	14.03%	7.94%
WisdomTree MidCap Earnings Index	-10.21%	-0.33%	14.78%	14.37%	8.15%
S&P MidCap 400® Index	-9.47%	1.40%	13.12%	12.93%	7.03%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	25.6%
Consumer Discretionary	15.6%
Industrials	15.0%
Utilities	11.7%
Information Technology	8.8%
Consumer Staples	7.6%
Materials	5.4%
Healthcare	4.4%
Energy	3.3%
Telecommunication Services	2.2%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Vector Group Ltd.	1.7%
UIL Holdings Corp.	1.0%
PBF Energy, Inc., Class A	0.9%
WGL Holdings, Inc.	0.9%
B&G Foods, Inc.	0.8%
SeaWorld Entertainment, Inc.	0.8%
Laclede Group, Inc. (The)	0.8%
ALLETE, Inc.	0.8%
Nu Skin Enterprises, Inc., Class A	0.8%
Guess?, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-11.10%	-0.06%	11.00%	11.82%	6.25%
Fund Market Price Returns	-11.20%	-0.05%	10.91%	11.81%	6.24%
WisdomTree SmallCap Dividend Index	-11.06%	0.03%	10.96%	11.92%	6.30%
Russell 2000® Index	-11.55%	1.25%	11.02%	11.73%	6.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	27.2%
Industrials	17.2%
Consumer Discretionary	16.7%
Information Technology	12.4%
Healthcare	8.9%
Energy	6.2%
Materials	4.0%
Consumer Staples	3.0%
Utilities	2.4%
Telecommunication Services	1.2%
Investment Company	0.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
St. Joe Co. (The)	1.1%
Oasis Petroleum, Inc.	0.8%
PDL BioPharma, Inc.	0.7%
WisdomTree MidCap Earnings Fund	0.6%
Ryland Group, Inc. (The)	0.6%
Anacor Pharmaceuticals, Inc.	0.6%
Delek U.S. Holdings, Inc.	0.5%
Opus Bank	0.5%
NeuStar, Inc., Class A	0.5%
Laredo Petroleum, Inc.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-12.33%	-2.19%	10.91%	11.71%	5.90%
Fund Market Price Returns	-12.49%	-2.24%	10.85%	11.70%	5.87%
WisdomTree SmallCap Earnings Index	-12.27%	-2.07%	11.04%	11.91%	5.98%
Russell 2000® Index	-11.55%	1.25%	11.02%	11.73%	4.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	9

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	19.6%
Information Technology	13.8%
Consumer Staples	13.2%
Industrials	10.6%
Consumer Discretionary	9.9%
Healthcare	9.5%
Energy	8.8%
Utilities	5.9%
Telecommunication Services	5.2%
Materials	3.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Apple, Inc.	2.9%
Exxon Mobil Corp.	2.6%
Microsoft Corp.	2.5%
AT&T, Inc.	2.5%
General Electric Co.	2.4%
Verizon Communications, Inc.	2.3%
Johnson & Johnson	1.9%
Wells Fargo & Co.	1.8%
Pfizer, Inc.	1.8%
Chevron Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.25%	-2.01%	10.52%	12.65%	6.30%
Fund Market Price Returns	-7.48%	-2.15%	10.50%	12.62%	6.27%
WisdomTree Dividend Index	-7.11%	-1.72%	10.83%	13.05%	6.73%
Russell 3000® Index	-7.12%	-0.49%	12.53%	13.28%	7.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Financials	21.6%
Information Technology	18.1%
Industrials	12.2%
Consumer Discretionary	11.7%
Healthcare	9.5%
Energy	9.3%
Consumer Staples	8.9%
Utilities	3.0%
Materials	3.0%
Telecommunication Services	2.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Apple, Inc.	3.7%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.1%
Wells Fargo & Co.	2.0%
Microsoft Corp.	1.9%
General Electric Co.	1.7%
Google, Inc., Class A	1.6%
Chevron Corp.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
International Business Machines Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.50%	-2.30%	11.93%	12.77%	5.63%
Fund Market Price Returns	-7.64%	-2.44%	11.90%	12.74%	5.61%
WisdomTree Earnings Index	-7.41%	-2.05%	12.31%	13.13%	5.89%
Russell 3000® Index	-7.12%	-0.49%	12.53%	13.28%	5.60%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	11

Performance Summary (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

(formerly, WisdomTree U.S. Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	20.8%
Information Technology	20.0%
Industrials	16.9%
Consumer Staples	14.9%
Healthcare	11.0%
Energy	7.0%
Materials	4.9%
Financials	4.3%
Utilities	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
Exxon Mobil Corp.	4.9%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Altria Group, Inc.	3.5%
PepsiCo, Inc.	3.0%
McDonald’s Corp.	2.7%
International Business Machines Corp.	2.3%
Home Depot, Inc. (The)	2.2%
Intel Corp.	2.2%
Eli Lilly & Co.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree U.S. Quality Dividend Growth Index was named the WisdomTree U.S. Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-7.31%	-0.02%	8.25%
Fund Market Price Returns	-7.47%	-0.12%	8.21%
WisdomTree U.S. Quality Dividend Growth Index	-7.21%	0.23%	8.53%
NASDAQ U.S. Dividend AchieversTM Select Index	-7.49%	-1.91%	5.39%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

(formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)

Sector Breakdown† as of 9/30/15

Sector	% of Net Assets
Consumer Discretionary	21.8%
Industrials	20.4%
Financials	14.6%
Information Technology	11.1%
Materials	9.9%
Consumer Staples	7.9%
Healthcare	5.8%
Energy	5.2%
Utilities	1.7%
Telecommunication Services	1.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/15

Description	% of Net Assets
PBF Energy, Inc., Class A	2.1%
B&G Foods, Inc.	1.8%
Bank of Hawaii Corp.	1.8%
Nu Skin Enterprises, Inc., Class A	1.7%
Guess?, Inc.	1.7%
New Jersey Resources Corp.	1.6%
ProAssurance Corp.	1.5%
Lexmark International, Inc., Class A	1.3%
DineEquity, Inc.	1.3%
Owens & Minor, Inc.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree U.S. SmallCap Quality Dividend Growth Index was named the WisdomTree U.S. SmallCap Dividend Growth Index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-12.56%	-0.55%	3.87%
Fund Market Price Returns	-12.65%	-0.52%	3.81%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-12.55%	-0.41%	4.09%
Russell 2000® Index	-11.55%	1.25%	3.36%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	13

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to- earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

14	WisdomTree Domestic Earnings and Dividend Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Domestic Earnings and Dividend Funds	15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/15 to 9/30/15” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	WisdomTree Domestic Earnings and Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio Based on the Period 4/1/15 to 9/30/15	Expenses Paid During the Period† 4/1/15 to 9/30/15
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$901.80	0.38%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$929.50	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree High Dividend Fund
Actual	$1,000.00	$931.20	0.38%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$930.50	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$937.30	0.38%	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$914.30	0.38%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$896.80	0.38%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$889.00	0.38%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$876.70	0.38%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree Total Dividend Fund
Actual	$1,000.00	$927.50	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree Total Earnings Fund
Actual	$1,000.00	$925.00	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$926.90	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Actual	$1,000.00	$874.40	0.38%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

WisdomTree Domestic Earnings and Dividend Funds	17

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 2.4%
Lockheed Martin Corp.	64,652	$13,403,006
Raytheon Co.	82,004	8,959,757

Total Aerospace & Defense		22,362,763
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	83,297	8,220,581
Automobiles – 2.6%
Ford Motor Co.	794,597	10,782,681
General Motors Co.	432,635	12,987,703

Total Automobiles		23,770,384
Biotechnology – 1.0%
AbbVie, Inc.	164,909	8,972,699
Chemicals – 5.7%
Air Products & Chemicals, Inc.	58,515	7,465,344
Airgas, Inc.	66,069	5,901,944
CF Industries Holdings, Inc.	169,439	7,607,811
Dow Chemical Co. (The)	301,389	12,778,894
E.I. du Pont de Nemours & Co.	143,722	6,927,400
Mosaic Co. (The)	188,346	5,859,444
Praxair, Inc.	62,348	6,350,767

Total Chemicals		52,891,604
Commercial Services & Supplies – 2.5%
Republic Services, Inc.	278,819	11,487,343
Waste Management, Inc.	239,655	11,937,215

Total Commercial Services & Supplies		23,424,558
Communications Equipment – 1.1%
Cisco Systems, Inc.	385,957	10,131,371
Diversified Telecommunication Services – 5.4%
AT&T, Inc.	624,667	20,351,651
CenturyLink, Inc.	531,761	13,357,836
Verizon Communications, Inc.	368,011	16,012,159

Total Diversified Telecommunication Services		49,721,646
Electric Utilities – 8.7%
American Electric Power Co., Inc.	235,709	13,402,414
Duke Energy Corp.	178,504	12,841,578
Entergy Corp.	173,945	11,323,819
FirstEnergy Corp.	394,530	12,352,734
PPL Corp.	451,453	14,848,289
Southern Co. (The)(a)	348,177	15,563,512

Total Electric Utilities		80,332,346
Electrical Equipment – 1.8%
Emerson Electric Co.	192,057	8,483,158
Rockwell Automation, Inc.	81,205	8,239,871

Total Electrical Equipment		16,723,029
Food & Staples Retailing – 1.2%
Sysco Corp.	289,732	11,290,856
Investments	Shares	Value

Food Products – 4.4%
General Mills, Inc.	225,527	$12,658,831
Kellogg Co.	169,738	11,296,064
Kraft Heinz Co. (The)	234,711	16,565,902

Total Food Products		40,520,797
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	167,203	6,724,905
Baxter International, Inc.	150,198	4,934,004
Becton, Dickinson and Co.	47,082	6,245,898

Total Health Care Equipment & Supplies		17,904,807
Health Care Providers & Services – 0.8%
Quest Diagnostics, Inc.	121,162	7,447,828
Hotels, Restaurants & Leisure – 3.0%
Las Vegas Sands Corp.	222,469	8,447,148
McDonald’s Corp.	149,905	14,770,140
Wynn Resorts Ltd.	88,277	4,689,274

Total Hotels, Restaurants & Leisure		27,906,562
Household Products – 2.6%
Clorox Co. (The)	111,994	12,938,667
Kimberly-Clark Corp.	97,316	10,611,336

Total Household Products		23,550,003
Industrial Conglomerates – 1.4%
General Electric Co.	512,701	12,930,319
IT Services – 3.6%
International Business Machines Corp.	66,279	9,608,467
Paychex, Inc.	262,339	12,495,206
Western Union Co. (The)(a)	607,723	11,157,794

Total IT Services		33,261,467
Leisure Products – 1.4%
Mattel, Inc.(a)	607,163	12,786,853
Machinery – 1.8%
Caterpillar, Inc.	117,638	7,688,820
Deere & Co.(a)	119,195	8,820,430

Total Machinery		16,509,250
Metals & Mining – 1.7%
Freeport-McMoRan, Inc.	827,127	8,014,861
Nucor Corp.	201,546	7,568,052

Total Metals & Mining		15,582,913
Multi-Utilities – 6.1%
Ameren Corp.	335,633	14,187,207
CenterPoint Energy, Inc.	689,322	12,435,369
Consolidated Edison, Inc.	233,369	15,600,718
SCANA Corp.	244,920	13,779,199

Total Multi-Utilities		56,002,493
Multiline Retail – 2.2%
Kohl’s Corp.	179,858	8,329,224
Target Corp.	148,631	11,691,314

Total Multiline Retail		20,020,538

See Notes to Financial Statements.

18	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2015

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 12.6%
Chevron Corp.	139,089	$10,971,340
ConocoPhillips	257,670	12,357,853
Exxon Mobil Corp.	129,273	9,611,448
HollyFrontier Corp.	310,933	15,185,968
Kinder Morgan, Inc.	409,358	11,331,029
Murphy Oil Corp.	239,324	5,791,641
Occidental Petroleum Corp.	181,966	12,037,051
ONEOK, Inc.	379,973	12,235,131
Spectra Energy Corp.	447,995	11,768,829
Williams Cos., Inc. (The)	394,038	14,520,300

Total Oil, Gas & Consumable Fuels		115,810,590
Paper & Forest Products – 0.9%
International Paper Co.	211,452	7,990,771
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	157,162	9,303,990
Eli Lilly & Co.	152,434	12,757,202
Johnson & Johnson	93,758	8,752,309
Merck & Co., Inc.	195,515	9,656,486
Pfizer, Inc.	405,438	12,734,808

Total Pharmaceuticals		53,204,795
Semiconductors & Semiconductor Equipment – 5.9%
Analog Devices, Inc.	183,710	10,363,081
Intel Corp.	268,573	8,094,790
KLA-Tencor Corp.	161,713	8,085,650
Maxim Integrated Products, Inc.	472,811	15,791,888
Microchip Technology, Inc.	279,213	12,031,288

Total Semiconductors & Semiconductor Equipment		54,366,697
Software – 1.2%
CA, Inc.	409,317	11,174,354
Specialty Retail – 1.0%
Staples, Inc.	784,807	9,205,786
Textiles, Apparel & Luxury Goods – 1.3%
Coach, Inc.	411,211	11,896,334
Tobacco – 6.6%
Altria Group, Inc.	315,567	17,166,845
Philip Morris International, Inc.	206,323	16,367,604
Reynolds American, Inc.	619,053	27,405,476

Total Tobacco		60,939,925
TOTAL COMMON STOCKS (Cost: $953,981,018)		916,854,919
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree LargeCap Dividend Fund(b)	16,304	1,095,955
WisdomTree MidCap Dividend Fund(b)	14,016	1,087,361

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,193,012)		2,183,316
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $18,322,186)(d)	18,322,186	$18,322,186
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $974,496,216)		937,360,421
Liabilities in Excess of Cash and Other Assets – (1.8)%		(16,492,508)

NET ASSETS – 100.0%		$920,867,913

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $25,830,014 and the total market value of the collateral held by the Fund was $26,370,864. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,048,678.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	19

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 3.4%
B/E Aerospace, Inc.	700	$30,730
Boeing Co. (The)	7,099	929,614
General Dynamics Corp.	2,693	371,499
Honeywell International, Inc.	5,590	529,317
KLX, Inc.*	470	16,798
L-3 Communications Holdings, Inc.	769	80,376
Lockheed Martin Corp.	2,751	570,310
Northrop Grumman Corp.	1,846	306,344
Precision Castparts Corp.	1,085	249,235
Raytheon Co.	3,188	348,321
Rockwell Collins, Inc.	1,014	82,986
Textron, Inc.	1,941	73,059
TransDigm Group, Inc.*	107	22,728
United Technologies Corp.	7,466	664,399

Total Aerospace & Defense		4,275,716
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	867	58,765
Expeditors International of Washington, Inc.	1,112	52,320
FedEx Corp.	1,654	238,143
United Parcel Service, Inc. Class B	5,020	495,424

Total Air Freight & Logistics		844,652
Airlines – 1.3%
Alaska Air Group, Inc.	1,322	105,033
Delta Air Lines, Inc.	28,171	1,264,033
Southwest Airlines Co.	3,793	144,286
United Continental Holdings, Inc.*	2,674	141,855

Total Airlines		1,655,207
Auto Components – 0.4%
Autoliv, Inc.(a)	582	63,444
BorgWarner, Inc.	1,621	67,417
Goodyear Tire & Rubber Co. (The)	3,074	90,161
Johnson Controls, Inc.	3,237	133,882
Lear Corp.	772	83,978

Total Auto Components		438,882
Automobiles – 0.9%
Ford Motor Co.	60,396	819,574
General Motors Co.	7,538	226,291
Harley-Davidson, Inc.	1,673	91,847

Total Automobiles		1,137,712
Banks – 9.5%
Bank of America Corp.	130,280	2,029,762
BB&T Corp.	6,956	247,634
CIT Group, Inc.	2,750	110,082
Citigroup, Inc.	30,247	1,500,554
Comerica, Inc.	1,826	75,049
Fifth Third Bancorp	9,248	174,880
Huntington Bancshares, Inc.	8,100	85,860
JPMorgan Chase & Co.	49,273	3,004,175
KeyCorp	8,828	114,852
Investments	Shares	Value

M&T Bank Corp.	1,043	$127,194
PNC Financial Services Group, Inc. (The)	5,957	531,364
Regions Financial Corp.	15,184	136,808
SunTrust Banks, Inc.	5,597	214,029
U.S. Bancorp	17,776	728,994
Wells Fargo & Co.	54,420	2,794,467

Total Banks		11,875,704
Beverages – 2.1%
Brown-Forman Corp. Class B	1,058	102,520
Coca-Cola Co. (The)	26,209	1,051,505
Coca-Cola Enterprises, Inc.	2,037	98,489
Constellation Brands, Inc. Class A	1,220	152,756
Dr. Pepper Snapple Group, Inc.	1,388	109,721
Molson Coors Brewing Co. Class B	1,430	118,719
Monster Beverage Corp.*	579	78,246
PepsiCo, Inc.	9,806	924,706

Total Beverages		2,636,662
Biotechnology – 2.3%
AbbVie, Inc.	7,700	418,957
Alexion Pharmaceuticals, Inc.*	358	55,988
Amgen, Inc.	3,980	550,513
Baxalta, Inc.	3,483	109,749
Biogen, Inc.*	960	280,138
Celgene Corp.*	2,018	218,287
Gilead Sciences, Inc.	12,132	1,191,241
Medivation, Inc.*	244	10,370
Regeneron Pharmaceuticals, Inc.*	122	56,747

Total Biotechnology		2,891,990
Building Products – 0.1%
Fortune Brands Home & Security, Inc.	770	36,552
Masco Corp.	4,558	114,770

Total Building Products		151,322
Capital Markets – 2.8%
Affiliated Managers Group, Inc.*	285	48,732
Ameriprise Financial, Inc.	1,567	171,007
Bank of New York Mellon Corp. (The)	7,442	291,354
BlackRock, Inc.	1,297	385,818
Charles Schwab Corp. (The)	5,544	158,337
Franklin Resources, Inc.	5,730	213,500
Goldman Sachs Group, Inc. (The)	5,741	997,556
Morgan Stanley	20,398	642,537
Northern Trust Corp.	1,511	102,990
Raymond James Financial, Inc.	1,105	54,841
State Street Corp.	3,789	254,659
T. Rowe Price Group, Inc.	1,874	130,243
TD Ameritrade Holding Corp.	2,912	92,718

Total Capital Markets		3,544,292
Chemicals – 2.1%
Air Products & Chemicals, Inc.	1,247	159,092
Airgas, Inc.	454	40,556
Celanese Corp. Series A	3,135	185,498
CF Industries Holdings, Inc.	2,810	126,169

See Notes to Financial Statements.

20	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

Chemours Co. (The)	1,173	$7,589
Dow Chemical Co. (The)	11,983	508,079
E.I. du Pont de Nemours & Co.	5,866	282,741
Eastman Chemical Co.	1,552	100,446
Ecolab, Inc.	1,518	166,555
FMC Corp.	1,075	36,453
International Flavors & Fragrances, Inc.	544	56,173
Monsanto Co.	3,090	263,701
Mosaic Co. (The)	2,404	74,788
PPG Industries, Inc.	1,566	137,323
Praxair, Inc.	2,082	212,073
Sherwin-Williams Co. (The)	463	103,147
Sigma-Aldrich Corp.	510	70,849
W.R. Grace & Co.*	424	39,453
Westlake Chemical Corp.	1,565	81,208

Total Chemicals		2,651,893
Commercial Services & Supplies – 0.2%
Cintas Corp.	635	54,451
Republic Services, Inc.	2,413	99,416
Stericycle, Inc.*	374	52,102
Waste Management, Inc.	1,442	71,826

Total Commercial Services & Supplies		277,795
Communications Equipment – 1.6%
Cisco Systems, Inc.	37,676	988,995
F5 Networks, Inc.*	342	39,604
Harris Corp.	990	72,418
Juniper Networks, Inc.	1,825	46,921
Motorola Solutions, Inc.	1,414	96,689
QUALCOMM, Inc.	13,438	722,024

Total Communications Equipment		1,966,651
Construction & Engineering – 0.0%
Fluor Corp.	1,372	58,104
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	143	21,729
Vulcan Materials Co.	63	5,619

Total Construction Materials		27,348
Consumer Finance – 1.2%
Ally Financial, Inc.*	1,100	22,418
American Express Co.	7,787	577,250
Capital One Financial Corp.	7,042	510,686
Discover Financial Services	5,320	276,587
Navient Corp.	7,098	79,781

Total Consumer Finance		1,466,722
Containers & Packaging – 0.2%
Ball Corp.	1,064	66,181
Packaging Corp. of America	889	53,482
Sealed Air Corp.	522	24,471
WestRock Co.	1,824	93,827

Total Containers & Packaging		237,961
Investments	Shares	Value

Distributors – 0.1%
Genuine Parts Co.	952	$78,911
LKQ Corp.*	1,703	48,297

Total Distributors		127,208
Diversified Consumer Services – 0.1%
H&R Block, Inc.	2,210	80,002
Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc. Class B*	16,380	2,135,952
CME Group, Inc.	1,543	143,098
Intercontinental Exchange, Inc.	331	77,782
Leucadia National Corp.	2,018	40,885
McGraw Hill Financial, Inc.	1,401	121,186
Moody’s Corp.	1,334	130,999
Nasdaq, Inc.	1,243	66,289
Voya Financial, Inc.	4,792	185,786

Total Diversified Financial Services		2,901,977
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	57,258	1,865,465
CenturyLink, Inc.	2,466	61,946
Frontier Communications Corp.	3,825	18,169
Level 3 Communications, Inc.*	668	29,185
Verizon Communications, Inc.	34,168	1,486,650

Total Diversified Telecommunication Services		3,461,415
Electric Utilities – 1.6%
American Electric Power Co., Inc.	2,830	160,914
Duke Energy Corp.	4,867	350,132
Edison International	2,783	175,524
Entergy Corp.	1,554	101,165
Eversource Energy	2,342	118,552
Exelon Corp.	7,905	234,779
FirstEnergy Corp.	736	23,044
NextEra Energy, Inc.	2,354	229,633
OGE Energy Corp.	1,669	45,664
PPL Corp.	3,760	123,666
Southern Co. (The)	5,946	265,786
Xcel Energy, Inc.	3,968	140,507

Total Electric Utilities		1,969,366
Electrical Equipment – 0.4%
AMETEK, Inc.	1,487	77,800
Emerson Electric Co.	6,242	275,709
Rockwell Automation, Inc.	1,047	106,239

Total Electrical Equipment		459,748
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	1,851	94,327
Corning, Inc.	9,490	162,469
Trimble Navigation Ltd.*	1,101	18,078

Total Electronic Equipment, Instruments & Components		274,874

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

Energy Equipment & Services – 0.8%
Baker Hughes, Inc.	3,315	$172,513
Cameron International Corp.*	2,361	144,776
FMC Technologies, Inc.*	1,996	61,876
Halliburton Co.	11,122	393,163
Helmerich & Payne, Inc.	1,407	66,495
National Oilwell Varco, Inc.	5,443	204,929

Total Energy Equipment & Services		1,043,752
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	1,995	288,417
CVS Health Corp.	6,794	655,485
Kroger Co. (The)	6,896	248,739
Sysco Corp.	3,433	133,784
Wal-Mart Stores, Inc.	24,852	1,611,404
Walgreens Boots Alliance, Inc.	3,454	287,027
Whole Foods Market, Inc.	1,530	48,425

Total Food & Staples Retailing		3,273,281
Food Products – 1.7%
Archer-Daniels-Midland Co.	5,213	216,079
Campbell Soup Co.	2,387	120,973
ConAgra Foods, Inc.	2,848	115,373
General Mills, Inc.	4,289	240,742
Hershey Co. (The)	1,101	101,160
Hormel Foods Corp.	1,594	100,916
J.M. Smucker Co. (The)	729	83,172
Kellogg Co.	2,335	155,394
Keurig Green Mountain, Inc.	607	31,649
Kraft Heinz Co. (The)	5,349	377,532
McCormick & Co., Inc. Non-Voting Shares	841	69,113
Mead Johnson Nutrition Co.	950	66,880
Mondelez International, Inc. Class A	6,920	289,740
Pilgrim’s Pride Corp.(a)	2,806	58,309
Tyson Foods, Inc. Class A	2,839	122,361

Total Food Products		2,149,393
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	5,378	216,303
Baxter International, Inc.	3,483	114,417
Becton, Dickinson and Co.	1,262	167,417
Boston Scientific Corp.*	4,790	78,604
C.R. Bard, Inc.	406	75,642
Cooper Cos., Inc. (The)	297	44,211
DENTSPLY International, Inc.	833	42,125
Edwards Lifesciences Corp.*	343	48,764
Hologic, Inc.*	111	4,343
IDEXX Laboratories, Inc.*	300	22,275
Intuitive Surgical, Inc.*	139	63,882
ResMed, Inc.	882	44,947
St. Jude Medical, Inc.	1,829	115,392
Stryker Corp.	952	89,583
Varian Medical Systems, Inc.*	689	50,834
Zimmer Biomet Holdings, Inc.	995	93,460

Total Health Care Equipment & Supplies		1,272,199
Investments	Shares	Value

Health Care Providers & Services – 2.6%
Aetna, Inc.	3,105	$339,718
AmerisourceBergen Corp.	440	41,796
Anthem, Inc.	2,461	344,540
Cardinal Health, Inc.	1,853	142,348
Cigna Corp.	2,454	331,339
DaVita HealthCare Partners, Inc.*	1,371	99,164
Express Scripts Holding Co.*	3,124	252,919
HCA Holdings, Inc.*	3,251	251,497
Henry Schein, Inc.*	477	63,307
Humana, Inc.	927	165,933
Laboratory Corp. of America Holdings*	693	75,170
McKesson Corp.	947	175,223
Quest Diagnostics, Inc.	1,174	72,166
UnitedHealth Group, Inc.	7,283	844,901
Universal Health Services, Inc. Class B	673	83,997

Total Health Care Providers & Services		3,284,018
Health Care Technology – 0.1%
Cerner Corp.*	1,094	65,596
Hotels, Restaurants & Leisure – 1.6%
Aramark	610	18,080
Chipotle Mexican Grill, Inc.*	85	61,221
Darden Restaurants, Inc.	357	24,469
Hilton Worldwide Holdings, Inc.	2,489	57,098
Hyatt Hotels Corp. Class A*	458	21,572
Las Vegas Sands Corp.	6,496	246,653
Marriott International, Inc. Class A	1,277	87,091
McDonald’s Corp.	7,333	722,520
MGM Resorts International*	1,013	18,690
Starbucks Corp.	6,450	366,618
Starwood Hotels & Resorts Worldwide, Inc.	895	59,500
Wyndham Worldwide Corp.	834	59,965
Wynn Resorts Ltd.	726	38,565
Yum! Brands, Inc.	2,741	219,143

Total Hotels, Restaurants & Leisure		2,001,185
Household Durables – 0.5%
D.R. Horton, Inc.	3,047	89,460
GoPro, Inc. Class A*(a)	74	2,310
Harman International Industries, Inc.	321	30,813
Jarden Corp.*	645	31,528
Lennar Corp. Class A	1,709	82,254
Mohawk Industries, Inc.*	413	75,079
Newell Rubbermaid, Inc.	1,830	72,669
PulteGroup, Inc.	3,651	68,895
TopBuild Corp.*	506	15,671
Whirlpool Corp.	609	89,681

Total Household Durables		558,360
Household Products – 1.5%
Church & Dwight Co., Inc.	718	60,240
Clorox Co. (The)	788	91,038
Colgate-Palmolive Co.	4,262	270,466
Energizer Holdings, Inc.	387	14,981

See Notes to Financial Statements.

22	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

Kimberly-Clark Corp.	2,600	$283,504
Procter & Gamble Co. (The)	16,204	1,165,716

Total Household Products		1,885,945
Independent Power and Renewable Electricity Producers – 0.0%
AES Corp.	5,313	52,014
Talen Energy Corp.*	469	4,737

Total Independent Power and Renewable Electricity Producers		56,751
Industrial Conglomerates – 2.7%
3M Co.	4,176	592,032
Danaher Corp.	4,087	348,253
General Electric Co.	94,039	2,371,664
Roper Technologies, Inc.	572	89,632

Total Industrial Conglomerates		3,401,581
Insurance – 3.8%
Aflac, Inc.	6,674	387,960
Alleghany Corp.*	152	71,153
Allstate Corp. (The)	5,061	294,753
American International Group, Inc.	16,984	965,031
Arthur J. Gallagher & Co.	841	34,716
Chubb Corp. (The)	2,440	299,266
Cincinnati Financial Corp.	1,143	61,493
CNA Financial Corp.	2,867	100,144
Hartford Financial Services Group, Inc. (The)	4,592	210,222
Lincoln National Corp.	3,465	164,449
Loews Corp.	2,880	104,083
Markel Corp.*	48	38,489
Marsh & McLennan Cos., Inc.	3,395	177,287
MetLife, Inc.	13,576	640,108
Principal Financial Group, Inc.	2,766	130,942
Progressive Corp. (The)	5,318	162,944
Prudential Financial, Inc.	2,529	192,735
Torchmark Corp.	1,372	77,381
Travelers Cos., Inc. (The)	4,633	461,123
Unum Group	3,589	115,135

Total Insurance		4,689,414
Internet & Catalog Retail – 0.5%
Expedia, Inc.	661	77,787
Liberty Interactive Corp., QVC Group Class A*	2,232	58,545
Netflix, Inc.*	686	70,836
Priceline Group, Inc. (The)*	283	350,031
TripAdvisor, Inc.*	325	20,482

Total Internet & Catalog Retail		577,681
Internet Software & Services – 2.3%
Akamai Technologies, Inc.*	723	49,930
Facebook, Inc. Class A*	4,705	422,980
Google, Inc. Class A*	3,462	2,210,037
VeriSign, Inc.*(a)	1,273	89,823
Yahoo!, Inc.*	2,597	75,079

Total Internet Software & Services		2,847,849
Investments	Shares	Value

IT Services – 3.7%
Alliance Data Systems Corp.*	259	$67,076
Automatic Data Processing, Inc.	2,480	199,293
Cognizant Technology Solutions Corp. Class A*	3,760	235,414
Computer Sciences Corp.	1,476	90,597
Fidelity National Information Services, Inc.	1,293	86,734
Fiserv, Inc.*	1,353	117,183
FleetCor Technologies, Inc.*	298	41,011
Gartner, Inc.*	267	22,409
International Business Machines Corp.	14,587	2,114,677
MasterCard, Inc. Class A	5,533	498,634
Paychex, Inc.	1,822	86,782
Visa, Inc. Class A	11,872	827,004
Western Union Co. (The)	6,608	121,323
Xerox Corp.	11,387	110,795

Total IT Services		4,618,932
Leisure Products – 0.1%
Hasbro, Inc.	911	65,719
Mattel, Inc.	3,027	63,749
Polaris Industries, Inc.	378	45,311

Total Leisure Products		174,779
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	1,635	56,130
Illumina, Inc.*	161	28,307
Mettler-Toledo International, Inc.*	154	43,850
Quintiles Transnational Holdings, Inc.*	730	50,786
Thermo Fisher Scientific, Inc.	1,148	140,377
Waters Corp.*	531	62,770

Total Life Sciences Tools & Services		382,220
Machinery – 1.4%
Caterpillar, Inc.	6,189	404,513
Cummins, Inc.	1,545	167,756
Deere & Co.	4,835	357,790
Dover Corp.	1,595	91,202
Flowserve Corp.	1,166	47,969
Illinois Tool Works, Inc.	2,622	215,817
PACCAR, Inc.	2,605	135,903
Parker-Hannifin Corp.	1,072	104,306
Snap-on, Inc.	448	67,621
Stanley Black & Decker, Inc.	1,004	97,368
Wabtec Corp.	494	43,497

Total Machinery		1,733,742
Media – 3.2%
CBS Corp. Class B Non-Voting Shares	3,734	148,987
Comcast Corp. Class A	16,881	960,191
DISH Network Corp. Class A*	1,486	86,693
Gannett Co., Inc.	949	13,979
Interpublic Group of Cos., Inc. (The)	2,589	49,528
News Corp. Class A	2,681	33,834
Omnicom Group, Inc.	1,893	124,749
Scripps Networks Interactive, Inc. Class A	986	48,501

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

Sirius XM Holdings, Inc.*	16,626	$62,181
TEGNA, Inc.	1,898	42,496
Time Warner Cable, Inc.	1,830	328,247
Time Warner, Inc.	6,271	431,131
Twenty-First Century Fox, Inc. Class A	14,767	398,414
Viacom, Inc. Class B	4,381	189,040
Walt Disney Co. (The)	10,950	1,119,090

Total Media		4,037,061
Metals & Mining – 0.2%
Freeport-McMoRan, Inc.	13,818	133,896
Nucor Corp.	1,696	63,685

Total Metals & Mining		197,581
Multi-Utilities – 1.0%
Ameren Corp.	1,718	72,620
CenterPoint Energy, Inc.	2,762	49,826
CMS Energy Corp.	2,194	77,492
Consolidated Edison, Inc.	2,954	197,475
Dominion Resources, Inc.	454	31,953
DTE Energy Co.	1,258	101,105
NiSource, Inc.	1,850	34,318
PG&E Corp.	3,875	204,600
Public Service Enterprise Group, Inc.	4,243	178,885
SCANA Corp.	1,298	73,025
Sempra Energy	1,391	134,538
WEC Energy Group, Inc.	1,646	85,954

Total Multi-Utilities		1,241,791
Multiline Retail – 0.7%
Dollar General Corp.	2,002	145,025
Dollar Tree, Inc.*	1,354	90,258
Kohl’s Corp.	1,979	91,647
Macy’s, Inc.	3,414	175,206
Nordstrom, Inc.	1,350	96,809
Target Corp.	2,871	225,833

Total Multiline Retail		824,778
Oil, Gas & Consumable Fuels – 9.1%
Anadarko Petroleum Corp.	2,644	159,671
Apache Corp.	388	15,194
Cabot Oil & Gas Corp.	1,658	36,244
Chesapeake Energy Corp.(a)	2,934	21,506
Chevron Corp.	27,000	2,129,760
Cimarex Energy Co.	813	83,316
Columbia Pipeline Group, Inc.	1,850	33,836
Concho Resources, Inc.*	823	80,901
ConocoPhillips	15,355	736,426
Continental Resources, Inc.*	4,179	121,066
Devon Energy Corp.	3,731	138,383
EOG Resources, Inc.	4,599	334,807
EQT Corp.	679	43,979
Exxon Mobil Corp.	55,785	4,147,615
Hess Corp.	3,799	190,178
HollyFrontier Corp.	2,165	105,739
Kinder Morgan, Inc.	4,048	112,049
Investments	Shares	Value

Marathon Oil Corp.	7,616	$117,286
Marathon Petroleum Corp.	7,558	350,162
Murphy Oil Corp.	2,208	53,434
Noble Energy, Inc.	2,527	76,265
Occidental Petroleum Corp.	8,448	558,835
ONEOK, Inc.	940	30,268
Phillips 66	7,516	577,529
Range Resources Corp.	420	13,490
Southwestern Energy Co.*	3,327	42,220
Spectra Energy Corp.	3,944	103,609
Tesoro Corp.	1,243	120,869
Valero Energy Corp.	10,095	606,709
Williams Cos., Inc. (The)	6,062	223,385

Total Oil, Gas & Consumable Fuels		11,364,731
Paper & Forest Products – 0.1%
International Paper Co.	3,887	146,890
Personal Products – 0.2%
Edgewell Personal Care Co.	387	31,579
Estee Lauder Cos., Inc. (The) Class A	2,104	169,751

Total Personal Products		201,330
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	5,507	326,015
Eli Lilly & Co.	5,238	438,368
Johnson & Johnson	21,411	1,998,717
Merck & Co., Inc.	10,572	522,151
Pfizer, Inc.	46,857	1,471,778
Zoetis, Inc.	1,723	70,953

Total Pharmaceuticals		4,827,982
Professional Services – 0.2%
Equifax, Inc.	657	63,847
IHS, Inc. Class A*	186	21,576
Robert Half International, Inc.	620	31,719
Towers Watson & Co. Class A	389	45,661
Verisk Analytics, Inc.*	784	57,946

Total Professional Services		220,749
Real Estate Investment Trusts (REITs) – 1.0%
American Tower Corp.	1,016	89,388
AvalonBay Communities, Inc.	455	79,543
Boston Properties, Inc.	298	35,283
Brixmor Property Group, Inc.	186	4,367
Care Capital Properties, Inc.	222	7,310
Crown Castle International Corp.	275	21,689
Digital Realty Trust, Inc.	412	26,912
Equinix, Inc.	73	19,958
Equity Residential	827	62,124
Essex Property Trust, Inc.	49	10,948
Federal Realty Investment Trust	121	16,510
General Growth Properties, Inc.	1,164	30,229
HCP, Inc.	2,773	103,294
Host Hotels & Resorts, Inc.	2,441	38,592
Iron Mountain, Inc.	1,209	37,503
Kimco Realty Corp.	1,421	34,715

See Notes to Financial Statements.

24	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

Macerich Co. (The)	153	$11,754
Plum Creek Timber Co., Inc.	653	25,800
Prologis, Inc.	605	23,535
Public Storage	669	141,581
Realty Income Corp.	456	21,610
Simon Property Group, Inc.	1,030	189,232
SL Green Realty Corp.	333	36,017
UDR, Inc.	272	9,379
Ventas, Inc.	888	49,781
Welltower, Inc.	436	29,526
Weyerhaeuser Co.	2,356	64,413

Total Real Estate Investment Trusts (REITs)		1,220,993
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	2,001	64,032
Road & Rail – 0.8%
CSX Corp.	7,314	196,747
Hertz Global Holdings, Inc.*	2,039	34,113
JB Hunt Transport Services, Inc.	571	40,769
Kansas City Southern	548	49,802
Norfolk Southern Corp.	2,751	210,176
Union Pacific Corp.	5,815	514,104

Total Road & Rail		1,045,711
Semiconductors & Semiconductor Equipment – 2.0%
Altera Corp.	1,733	86,789
Analog Devices, Inc.	1,551	87,492
Applied Materials, Inc.	6,072	89,198
Broadcom Corp. Class A	1,389	71,436
Intel Corp.	39,372	1,186,672
KLA-Tencor Corp.	1,096	54,800
Lam Research Corp.	1,013	66,179
Linear Technology Corp.	1,351	54,513
Maxim Integrated Products, Inc.	1,687	56,346
Microchip Technology, Inc.	1,148	49,467
Micron Technology, Inc.*	11,915	178,487
NVIDIA Corp.	3,985	98,230
Skyworks Solutions, Inc.	897	75,536
Texas Instruments, Inc.	6,220	308,015
Xilinx, Inc.	1,876	79,542

Total Semiconductors & Semiconductor Equipment		2,542,702
Software – 3.8%
Activision Blizzard, Inc.	4,450	137,460
Adobe Systems, Inc.*	487	40,041
ANSYS, Inc.*	402	35,432
Autodesk, Inc.*	355	15,670
CA, Inc.	3,553	96,997
Citrix Systems, Inc.*	726	50,297
Electronic Arts, Inc.*	1,102	74,661
Intuit, Inc.	1,214	107,743
Microsoft Corp.	59,904	2,651,351
Oracle Corp.	36,501	1,318,416
Red Hat, Inc.*	457	32,849
Symantec Corp.	5,105	99,394
Investments	Shares	Value

VMware, Inc. Class A*	1,505	$118,579

Total Software		4,778,890
Specialty Retail – 2.4%
Advance Auto Parts, Inc.	399	75,622
AutoNation, Inc.*	858	49,918
AutoZone, Inc.*	240	173,719
Bed Bath & Beyond, Inc.*	1,806	102,978
Best Buy Co., Inc.	3,721	138,124
CarMax, Inc.*	1,227	72,786
Foot Locker, Inc.	1,203	86,580
Gap, Inc. (The)	4,130	117,705
Home Depot, Inc. (The)	7,841	905,557
L Brands, Inc.	1,576	142,045
Lowe’s Cos., Inc.	5,225	360,107
O’Reilly Automotive, Inc.*	534	133,500
Ross Stores, Inc.	2,666	129,221
Staples, Inc.	4,764	55,882
Tiffany & Co.	682	52,664
TJX Cos., Inc. (The)	4,398	314,105
Tractor Supply Co.	614	51,773
Ulta Salon Cosmetics & Fragrance, Inc.*	234	38,224
Williams-Sonoma, Inc.	500	38,175

Total Specialty Retail		3,038,685
Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	48,379	5,336,204
EMC Corp.	12,160	293,786
Hewlett-Packard Co.	17,390	445,358
NetApp, Inc.	2,009	59,466
SanDisk Corp.	1,554	84,429
Western Digital Corp.	2,021	160,548

Total Technology Hardware, Storage & Peripherals		6,379,791
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	2,495	72,180
Hanesbrands, Inc.	1,801	52,121
NIKE, Inc. Class B	3,981	489,544
PVH Corp.	335	34,150
Ralph Lauren Corp.	534	63,097
Under Armour, Inc. Class A*	403	39,002
VF Corp.	2,470	168,479

Total Textiles, Apparel & Luxury Goods		918,573
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	4,182	75,527
Tobacco – 1.6%
Altria Group, Inc.	11,843	644,259
Philip Morris International, Inc.	12,419	985,199
Reynolds American, Inc.	7,898	349,645

Total Tobacco		1,979,103
Trading Companies & Distributors – 0.1%
Fastenal Co.	1,324	48,472
United Rentals, Inc.*	619	37,171
W.W. Grainger, Inc.	429	92,239

Total Trading Companies & Distributors		177,882

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2015

Investments	Shares	Value

Water Utilities – 0.0%
American Water Works Co., Inc.	1,055	$58,109
Wireless Telecommunication Services – 0.0%
T-Mobile U.S., Inc.*	571	22,732
TOTAL COMMON STOCKS (Cost: $114,337,075)		124,795,504
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree High Dividend Fund(b) (Cost: $19,642)	353	19,598
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $189,492)(d)	189,492	189,492
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $114,546,209)		125,004,594
Liabilities in Excess of Cash and Other Assets – (0.0)%		(15,079)

NET ASSETS – 100.0%		$124,989,515
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)	At September 30, 2015, the total market value of the Fund’s securities on loan was $185,522 and the total market value of the collateral held by the Fund was $189,492.

See Notes to Financial Statements.

26	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree High Dividend Fund (DHS)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 1.1%
American Science & Engineering, Inc.	1,476	$52,486
Lockheed Martin Corp.	47,067	9,757,460

Total Aerospace & Defense		9,809,946
Auto Components – 0.0%
Superior Industries International, Inc.	4,373	81,688
Automobiles – 1.9%
Ford Motor Co.	579,439	7,862,987
General Motors Co.	280,869	8,431,688

Total Automobiles		16,294,675
Banks – 4.6%
Arrow Financial Corp.	2,586	69,042
Banc of California, Inc.	6,659	81,706
Bank of Hawaii Corp.	6,623	420,494
BankUnited, Inc.	14,190	507,292
BBCN Bancorp, Inc.	10,279	154,391
Berkshire Hills Bancorp, Inc.	3,905	107,544
Bridge Bancorp, Inc.	1,580	42,202
Camden National Corp.	980	39,592
Chemical Financial Corp.	4,977	161,006
City Holding Co.	2,937	144,794
CNB Financial Corp.	1,883	34,214
Community Bank System, Inc.	5,927	220,307
Community Trust Bancorp, Inc.	3,181	112,957
Cullen/Frost Bankers, Inc.	8,523	541,892
Financial Institutions, Inc.	2,106	52,187
First Busey Corp.	4,166	82,778
First Commonwealth Financial Corp.	13,094	119,024
First Community Bancshares, Inc.	2,070	37,053
First Financial Bancorp	10,786	205,797
First Financial Corp.	1,805	58,392
First Niagara Financial Group, Inc.	65,412	667,856
FirstMerit Corp.	27,187	480,394
Flushing Financial Corp.	4,647	93,033
FNB Corp.	30,004	388,552
Fulton Financial Corp.	22,433	271,439
Hancock Holding Co.	11,912	322,220
JPMorgan Chase & Co.	458,639	27,963,220
National Penn Bancshares, Inc.	28,987	340,597
NBT Bancorp, Inc.	7,124	191,921
Old National Bancorp	16,163	225,151
Pacific Continental Corp.	3,948	52,548
PacWest Bancorp	20,664	884,626
Park National Corp.	3,348	302,056
Penns Woods Bancorp, Inc.	667	27,294
People’s United Financial, Inc.	64,266	1,010,904
Republic Bancorp, Inc. Class A	2,578	63,290
Sandy Spring Bancorp, Inc.	3,717	97,311
Southside Bancshares, Inc.	2,632	72,512
Stock Yards Bancorp, Inc.	2,432	88,403
Tompkins Financial Corp.	2,324	124,009
Investments	Shares	Value

Towne Bank	5,078	$95,720
Trustmark Corp.	11,904	275,816
Umpqua Holdings Corp.	35,784	583,279
United Bankshares, Inc.	11,731	445,661
Univest Corp. of Pennsylvania	2,718	52,240
Valley National Bancorp	49,915	491,164
Washington Trust Bancorp, Inc.	2,767	106,391
WesBanco, Inc.	3,760	118,252
West Bancorp, Inc.	2,624	49,200
Westamerica Bancorp	3,766	167,361

Total Banks		39,245,084
Beverages – 2.8%
Coca-Cola Co. (The)	601,401	24,128,208
Biotechnology – 1.4%
AbbVie, Inc.	220,343	11,988,863
PDL BioPharma, Inc.	58,203	292,761

Total Biotechnology		12,281,624
Capital Markets – 0.2%
Arlington Asset Investment Corp. Class A(a)	13,087	183,872
Artisan Partners Asset Management, Inc. Class A	7,500	264,225
BGC Partners, Inc. Class A	49,069	403,347
Calamos Asset Management, Inc. Class A	3,512	33,294
Federated Investors, Inc. Class B	14,993	433,298
Greenhill & Co., Inc.	5,703	162,364
Manning & Napier, Inc.	1,863	13,712
Waddell & Reed Financial, Inc. Class A	11,912	414,180
Westwood Holdings Group, Inc.	1,485	80,710

Total Capital Markets		1,989,002
Chemicals – 1.8%
Dow Chemical Co. (The)	210,365	8,919,476
E.I. du Pont de Nemours & Co.	112,965	5,444,913
FutureFuel Corp.	7,893	77,983
Innophos Holdings, Inc.	3,482	138,026
Kronos Worldwide, Inc.(a)	26,150	162,392
Olin Corp.	12,613	212,025
Scotts Miracle-Gro Co. (The) Class A	8,382	509,793

Total Chemicals		15,464,608
Commercial Services & Supplies – 1.0%
Brady Corp. Class A	6,639	130,523
Covanta Holding Corp.	26,691	465,758
Ennis, Inc.	6,753	117,232
KAR Auction Services, Inc.	20,173	716,141
McGrath RentCorp	3,645	97,285
Pitney Bowes, Inc.	28,452	564,772
Quad/Graphics, Inc.	8,958	108,392
R.R. Donnelley & Sons Co.	61,846	900,478
Republic Services, Inc.	47,135	1,941,962
Waste Management, Inc.	65,254	3,250,302
West Corp.	11,063	247,811

Total Commercial Services & Supplies		8,540,656

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2015

Investments	Shares	Value

Communications Equipment – 2.0%
Cisco Systems, Inc.	666,342	$17,491,478
Comtech Telecommunications Corp.	3,079	63,458

Total Communications Equipment		17,554,936
Consumer Finance – 0.2%
Navient Corp.	54,444	611,950
Santander Consumer USA Holdings, Inc.*	54,680	1,116,566

Total Consumer Finance		1,728,516
Containers & Packaging – 0.1%
Greif, Inc. Class A	4,218	134,596
Myers Industries, Inc.	4,442	59,523
Sonoco Products Co.	13,992	528,058

Total Containers & Packaging		722,177
Distributors – 0.0%
Weyco Group, Inc.	1,333	36,044
Diversified Consumer Services – 0.0%
Universal Technical Institute, Inc.	4,362	15,311
Diversified Telecommunication Services – 10.5%
AT&T, Inc.	1,366,219	44,511,415
CenturyLink, Inc.	151,187	3,797,817
Cogent Communications Holdings, Inc.	7,542	204,841
Consolidated Communications Holdings, Inc.	13,853	266,947
Frontier Communications Corp.	297,228	1,411,833
IDT Corp. Class B	3,563	50,951
Inteliquent, Inc.	4,914	109,730
Verizon Communications, Inc.	922,090	40,120,136
Windstream Holdings, Inc.(a)	53,363	327,649

Total Diversified Telecommunication Services		90,801,319
Electric Utilities – 6.1%
ALLETE, Inc.	7,522	379,786
American Electric Power Co., Inc.	81,346	4,625,334
Cleco Corp.	8,341	444,075
Duke Energy Corp.	125,092	8,999,118
El Paso Electric Co.	5,419	199,528
Empire District Electric Co. (The)	7,341	161,722
Entergy Corp.	31,764	2,067,836
Eversource Energy	44,697	2,262,562
Exelon Corp.	136,572	4,056,188
FirstEnergy Corp.	74,644	2,337,104
Great Plains Energy, Inc.	26,360	712,247
Hawaiian Electric Industries, Inc.	17,724	508,502
IDACORP, Inc.	6,852	443,393
NextEra Energy, Inc.	57,766	5,635,073
Otter Tail Corp.	7,534	196,336
Pepco Holdings, Inc.	46,966	1,137,516
Pinnacle West Capital Corp.	18,562	1,190,567
Portland General Electric Co.	10,682	394,913
PPL Corp.	130,228	4,283,199
Southern Co. (The)	181,340	8,105,898
UIL Holdings Corp.	10,311	518,334
Unitil Corp.	2,703	99,687
Investments	Shares	Value

Westar Energy, Inc.	21,223	$815,812
Xcel Energy, Inc.	80,816	2,861,695

Total Electric Utilities		52,436,425
Electrical Equipment – 0.5%
Emerson Electric Co.	102,677	4,535,243
General Cable Corp.	11,642	138,540

Total Electrical Equipment		4,673,783
Electronic Equipment, Instruments & Components – 0.1%
AVX Corp.	24,303	318,126
Daktronics, Inc.	6,404	55,523
Electro Rent Corp.	5,283	54,838
Electro Scientific Industries, Inc.	3,638	16,880

Total Electronic Equipment, Instruments & Components		445,367
Energy Equipment & Services – 0.3%
CARBO Ceramics, Inc.(a)	3,871	73,510
Diamond Offshore Drilling, Inc.(a)	65,761	1,137,665
Gulfmark Offshore, Inc. Class A(a)	5,845	35,713
Helmerich & Payne, Inc.	22,674	1,071,573
Tidewater, Inc.(a)	7,611	100,009

Total Energy Equipment & Services		2,418,470
Food & Staples Retailing – 0.4%
Sysco Corp.	82,351	3,209,219
Village Super Market, Inc. Class A	2,371	55,979

Total Food & Staples Retailing		3,265,198
Food Products – 2.3%
B&G Foods, Inc.	11,042	402,481
Campbell Soup Co.	41,375	2,096,885
ConAgra Foods, Inc.	53,127	2,152,175
General Mills, Inc.	87,571	4,915,360
Kellogg Co.	48,680	3,239,654
Kraft Heinz Co. (The)	100,606	7,100,771

Total Food Products		19,907,326
Gas Utilities – 0.6%
AGL Resources, Inc.	20,918	1,276,835
Atmos Energy Corp.	13,649	794,099
Laclede Group, Inc. (The)	7,302	398,178
New Jersey Resources Corp.	11,850	355,855
Northwest Natural Gas Co.	5,252	240,751
Piedmont Natural Gas Co., Inc.	12,082	484,126
Questar Corp.	25,495	494,858
South Jersey Industries, Inc.	9,840	248,460
WGL Holdings, Inc.	7,752	447,058

Total Gas Utilities		4,740,220
Health Care Equipment & Supplies – 0.3%
Baxter International, Inc.	72,442	2,379,720
Meridian Bioscience, Inc.	9,064	154,994

Total Health Care Equipment & Supplies		2,534,714
Health Care Providers & Services – 0.0%
Landauer, Inc.	2,702	99,947
Owens & Minor, Inc.	8,820	281,711

Total Health Care Providers & Services		381,658

See Notes to Financial Statements.

28	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2015

Investments	Shares	Value

Health Care Technology – 0.0%
Computer Programs & Systems, Inc.	2,116	$89,147
Quality Systems, Inc.	12,728	158,846

Total Health Care Technology		247,993
Hotels, Restaurants & Leisure – 3.1%
Cracker Barrel Old Country Store, Inc.(a)	3,356	494,272
Darden Restaurants, Inc.	23,328	1,598,901
DineEquity, Inc.	2,975	272,689
Las Vegas Sands Corp.	133,281	5,060,680
McDonald’s Corp.	168,132	16,566,046
SeaWorld Entertainment, Inc.(a)	22,719	404,625
Six Flags Entertainment Corp.	21,826	999,194
Speedway Motorsports, Inc.	6,103	110,159
Wynn Resorts Ltd.	18,895	1,003,702

Total Hotels, Restaurants & Leisure		26,510,268
Household Durables – 0.2%
Leggett & Platt, Inc.	19,154	790,103
MDC Holdings, Inc.	8,821	230,934
Tupperware Brands Corp.	9,960	492,920

Total Household Durables		1,513,957
Household Products – 3.9%
Clorox Co. (The)	17,773	2,053,315
Kimberly-Clark Corp.	51,099	5,571,835
Orchids Paper Products Co.	2,358	61,544
Procter & Gamble Co. (The)	357,649	25,729,269

Total Household Products		33,415,963
Independent Power and Renewable Electricity Producers – 0.0%
NRG Yield, Inc. Class A(a)	5,139	57,300
NRG Yield, Inc. Class C(a)	5,156	59,861
Pattern Energy Group, Inc.(a)	12,450	237,671

Total Independent Power and Renewable Electricity Producers		354,832
Industrial Conglomerates – 4.8%
General Electric Co.	1,634,538	41,223,048
Insurance – 0.7%
American National Insurance Co.	3,545	346,134
Arthur J. Gallagher & Co.	22,698	936,973
Baldwin & Lyons, Inc. Class B	2,487	53,968
Cincinnati Financial Corp.	25,933	1,395,195
Donegal Group, Inc. Class A	3,123	43,909
EMC Insurance Group, Inc.	3,222	74,783
Erie Indemnity Co. Class A	5,906	489,844
First American Financial Corp.	14,624	571,360
Horace Mann Educators Corp.	5,415	179,886
Mercury General Corp.	11,716	591,775
Old Republic International Corp.	61,532	962,361
Safety Insurance Group, Inc.	3,462	187,467
United Fire Group, Inc.	3,138	109,987

Total Insurance		5,943,642
Investments	Shares	Value

Internet & Catalog Retail – 0.0%
Nutrisystem, Inc.	5,177	$137,294
PetMed Express, Inc.(a)	4,655	74,946

Total Internet & Catalog Retail		212,240
Internet Software & Services – 0.0%
EarthLink Holdings Corp.	20,807	161,878
IT Services – 0.5%
Leidos Holdings, Inc.	10,579	437,018
ManTech International Corp. Class A	3,375	86,738
Paychex, Inc.	55,144	2,626,509
Western Union Co. (The)	70,406	1,292,654

Total IT Services		4,442,919
Leisure Products – 0.3%
Hasbro, Inc.	17,696	1,276,589
Mattel, Inc.	76,692	1,615,134

Total Leisure Products		2,891,723
Machinery – 0.7%
American Railcar Industries, Inc.(a)	3,069	110,975
Caterpillar, Inc.	86,148	5,630,633
Douglas Dynamics, Inc.	4,650	92,349
Harsco Corp.	17,617	159,786
Miller Industries, Inc.	1,520	29,701

Total Machinery		6,023,444
Media – 0.4%
AMC Entertainment Holdings, Inc. Class A	3,030	76,326
Cablevision Systems Corp. Class A	30,395	986,926
Cinemark Holdings, Inc.	15,117	491,151
Harte-Hanks, Inc.	16,563	58,467
Meredith Corp.	5,799	246,921
National CineMedia, Inc.	17,813	239,050
New Media Investment Group, Inc.	7,719	119,336
Regal Entertainment Group Class A(a)	25,768	481,604
Time, Inc.	16,498	314,287
Tribune Publishing Co.	3,432	26,907
World Wrestling Entertainment, Inc. Class A(a)	6,344	107,214

Total Media		3,148,189
Metals & Mining – 0.6%
Commercial Metals Co.	16,990	230,214
Compass Minerals International, Inc.	4,530	355,016
Freeport-McMoRan, Inc.	274,408	2,659,014
Nucor Corp.	42,010	1,577,475
Schnitzer Steel Industries, Inc. Class A	3,894	52,725

Total Metals & Mining		4,874,444
Multi-Utilities – 3.8%
Alliant Energy Corp.	16,525	966,547
Ameren Corp.	42,747	1,806,916
Avista Corp.	11,138	370,338
Black Hills Corp.	6,043	249,818
CenterPoint Energy, Inc.	84,900	1,531,596
CMS Energy Corp.	41,019	1,448,791
Consolidated Edison, Inc.	53,077	3,548,197

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2015

Investments	Shares	Value

Dominion Resources, Inc.	88,655	$6,239,539
DTE Energy Co.	27,483	2,208,809
MDU Resources Group, Inc.	29,880	513,936
NorthWestern Corp.	6,202	333,854
PG&E Corp.	76,424	4,035,187
Public Service Enterprise Group, Inc.	84,403	3,558,430
SCANA Corp.	24,349	1,369,875
TECO Energy, Inc.	49,237	1,292,964
Vectren Corp.	13,026	547,222
WEC Energy Group, Inc.	47,503	2,480,607

Total Multi-Utilities		32,502,626
Multiline Retail – 0.8%
Target Corp.	83,740	6,586,988
Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	363,847	28,700,251
ConocoPhillips	265,037	12,711,174
CVR Energy, Inc.	30,340	1,245,457
Evolution Petroleum Corp.	8,321	46,181
Exxon Mobil Corp.	542,641	40,345,358
HollyFrontier Corp.	30,915	1,509,889
Kinder Morgan, Inc.	212,463	5,880,976
Murphy Oil Corp.	25,478	616,568
Occidental Petroleum Corp.	138,578	9,166,935
ONEOK, Inc.	50,563	1,628,129
PBF Energy, Inc. Class A	17,190	485,274
Spectra Energy Corp.	135,782	3,566,993
Targa Resources Corp.	6,194	319,115
Williams Cos., Inc. (The)	183,569	6,764,518

Total Oil, Gas & Consumable Fuels		112,986,818
Paper & Forest Products – 0.3%
International Paper Co.	58,554	2,212,755
Schweitzer-Mauduit International, Inc.	4,952	170,250

Total Paper & Forest Products		2,383,005
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A	9,414	388,610
Pharmaceuticals – 7.3%
Eli Lilly & Co.	144,499	12,093,121
Merck & Co., Inc.	400,243	19,768,002
Pfizer, Inc.	974,727	30,616,175
Theravance, Inc.(a)	40,356	289,756

Total Pharmaceuticals		62,767,054
Professional Services – 0.0%
Acacia Research Corp.	6,947	63,079
CDI Corp.	2,186	18,690

Total Professional Services		81,769
Real Estate Investment Trusts (REITs) – 12.2%
Acadia Realty Trust	8,715	262,060
Agree Realty Corp.	4,013	119,788
Alexander’s, Inc.	768	287,232
Alexandria Real Estate Equities, Inc.	10,843	918,077
American Campus Communities, Inc.	18,130	657,031
Investments	Shares	Value

Apartment Investment & Management Co. Class A	19,277	$713,635
Armada Hoffler Properties, Inc.	7,336	71,673
Ashford Hospitality Trust, Inc.	19,054	116,229
AvalonBay Communities, Inc.	17,245	3,014,771
BioMed Realty Trust, Inc.	42,804	855,224
Brandywine Realty Trust	31,362	386,380
Brixmor Property Group, Inc.	50,861	1,194,216
Camden Property Trust	14,216	1,050,562
CatchMark Timber Trust, Inc. Class A	6,658	68,444
CBL & Associates Properties, Inc.	43,495	598,056
Cedar Realty Trust, Inc.	13,435	83,431
Chambers Street Properties	69,771	452,814
Chatham Lodging Trust	5,088	109,290
Chesapeake Lodging Trust	9,120	237,667
Columbia Property Trust, Inc.	27,394	635,541
CorEnergy Infrastructure Trust, Inc.	16,791	74,216
CoreSite Realty Corp.	3,716	191,151
Corporate Office Properties Trust	16,392	344,724
Corrections Corp. of America	29,636	875,447
Crown Castle International Corp.	66,518	5,246,275
CyrusOne, Inc.	5,483	179,075
DCT Industrial Trust, Inc.	13,224	445,120
DDR Corp.	57,724	887,795
DiamondRock Hospitality Co.	24,752	273,510
Digital Realty Trust, Inc.	31,179	2,036,612
Douglas Emmett, Inc.	18,993	545,479
Duke Realty Corp.	55,372	1,054,837
DuPont Fabros Technology, Inc.	12,084	312,734
EastGroup Properties, Inc.	5,563	301,403
Education Realty Trust, Inc.	8,705	286,830
EPR Properties	16,266	838,838
Equity One, Inc.	20,121	489,745
Equity Residential	46,961	3,527,710
Extra Space Storage, Inc.	17,170	1,324,837
Federal Realty Investment Trust	8,340	1,137,993
First Potomac Realty Trust	13,452	147,972
Franklin Street Properties Corp.	28,355	304,816
Gaming and Leisure Properties, Inc.	37,390	1,110,483
Geo Group, Inc. (The)	21,677	644,674
Getty Realty Corp.	7,393	116,809
Gladstone Commercial Corp.	7,171	101,183
Government Properties Income Trust(a)	23,609	377,744
HCP, Inc.	101,765	3,790,746
Healthcare Realty Trust, Inc.	19,934	495,360
Healthcare Trust of America, Inc. Class A	25,424	623,142
Hersha Hospitality Trust	9,195	208,359
Highwoods Properties, Inc.	16,453	637,554
Home Properties, Inc.	11,985	895,879
Hospitality Properties Trust	43,720	1,118,358
Host Hotels & Resorts, Inc.	118,705	1,876,726
Independence Realty Trust, Inc.(a)	13,980	100,799
Inland Real Estate Corp.	24,359	197,308
Investors Real Estate Trust	32,503	251,573
Iron Mountain, Inc.	46,125	1,430,797

See Notes to Financial Statements.

30	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2015

Investments	Shares	Value

Kimco Realty Corp.	71,976	$1,758,374
Kite Realty Group Trust	14,573	346,983
Lamar Advertising Co. Class A	23,334	1,217,568
LaSalle Hotel Properties	18,111	514,171
Lexington Realty Trust	66,549	539,047
Liberty Property Trust	36,131	1,138,488
LTC Properties, Inc.	7,787	332,271
Macerich Co. (The)	20,947	1,609,148
Mack-Cali Realty Corp.	13,808	260,695
Medical Properties Trust, Inc.	49,579	548,344
Mid-America Apartment Communities, Inc.	13,830	1,132,262
Monmouth Real Estate Investment Corp. Class A	14,269	139,123
National Health Investors, Inc.	6,798	390,817
National Retail Properties, Inc.	26,382	956,875
New York REIT, Inc.	33,370	335,702
Omega Healthcare Investors, Inc.	39,266	1,380,200
One Liberty Properties, Inc.	4,319	92,124
Outfront Media, Inc.	30,448	633,318
Parkway Properties, Inc.	21,942	341,417
Pennsylvania Real Estate Investment Trust	11,696	231,932
Physicians Realty Trust	11,924	179,933
Piedmont Office Realty Trust, Inc. Class A	31,834	569,510
Plum Creek Timber Co., Inc.	34,296	1,355,035
Post Properties, Inc.	6,690	389,960
Potlatch Corp.	6,172	177,692
Prologis, Inc.	72,011	2,801,228
Public Storage	24,441	5,172,449
QTS Realty Trust, Inc. Class A	4,590	200,537
Ramco-Gershenson Properties Trust	15,381	230,869
Rayonier, Inc.	21,600	476,712
Realty Income Corp.	48,144	2,281,544
Regency Centers Corp.	12,980	806,707
Retail Opportunity Investments Corp.	16,298	269,569
Retail Properties of America, Inc. Class A	44,277	623,863
Rexford Industrial Realty, Inc.	5,943	81,954
RLJ Lodging Trust	22,128	559,175
Rouse Properties, Inc.	9,405	146,530
Ryman Hospitality Properties, Inc.	9,746	479,796
Sabra Health Care REIT, Inc.	13,172	305,327
Saul Centers, Inc.	2,752	142,416
Select Income REIT	22,086	419,855
Senior Housing Properties Trust	64,595	1,046,439
Simon Property Group, Inc.	41,658	7,653,408
Sovran Self Storage, Inc.	4,999	471,406
Spirit Realty Capital, Inc.	104,636	956,373
STAG Industrial, Inc.	15,765	287,081
Summit Hotel Properties, Inc.	16,397	191,353
Sun Communities, Inc.	9,633	652,732
Taubman Centers, Inc.	8,360	577,509
Terreno Realty Corp.	4,719	92,681
UDR, Inc.	39,486	1,361,477
UMH Properties, Inc.	8,208	76,334
Universal Health Realty Income Trust	3,051	143,214
Urstadt Biddle Properties, Inc. Class A	6,236	116,863
Investments	Shares	Value

Ventas, Inc.	60,122	$3,370,439
W.P. Carey, Inc.	25,923	1,498,609
Washington Real Estate Investment Trust(a)	13,468	335,757
Weingarten Realty Investors	21,442	709,945
Welltower, Inc.	65,252	4,418,865
Weyerhaeuser Co.	78,205	2,138,125
Whitestone REIT	7,740	89,242
Winthrop Realty Trust*	6,627	95,164
WP GLIMCHER, Inc.	46,539	542,645

Total Real Estate Investment Trusts (REITs)		105,031,915
Semiconductors & Semiconductor Equipment – 0.5%
Brooks Automation, Inc.	11,838	138,623
Intersil Corp. Class A	22,939	268,387
KLA-Tencor Corp.	21,996	1,099,800
Maxim Integrated Products, Inc.	47,443	1,584,596
Microchip Technology, Inc.	30,081	1,296,190

Total Semiconductors & Semiconductor Equipment		4,387,596
Software – 0.2%
American Software, Inc. Class A	6,436	60,627
CA, Inc.	68,774	1,877,530

Total Software		1,938,157
Specialty Retail – 0.3%
American Eagle Outfitters, Inc.	34,138	533,577
Big 5 Sporting Goods Corp.	2,981	30,943
Cato Corp. (The) Class A	3,374	114,817
Destination Maternity Corp.	3,207	29,569
GameStop Corp. Class A(a)	21,173	872,539
Guess?, Inc.	17,724	378,585
Staples, Inc.	85,806	1,006,504

Total Specialty Retail		2,966,534
Technology Hardware, Storage & Peripherals – 0.1%
Diebold, Inc.	10,524	313,299
Lexmark International, Inc. Class A	10,623	307,855

Total Technology Hardware, Storage & Peripherals		621,154
Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc.	48,434	1,401,196
Thrifts & Mortgage Finance – 0.4%
Brookline Bancorp, Inc.	12,361	125,340
Dime Community Bancshares, Inc.	6,604	111,608
New York Community Bancorp, Inc.	130,959	2,365,119
Northwest Bancshares, Inc.	17,868	232,284
OceanFirst Financial Corp.	2,780	47,872
Oritani Financial Corp.	10,361	161,839
Provident Financial Services, Inc.	10,096	196,872
Territorial Bancorp, Inc.	1,333	34,711
TrustCo Bank Corp.	18,188	106,218
United Financial Bancorp, Inc.	7,277	94,965

Total Thrifts & Mortgage Finance		3,476,828

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree High Dividend Fund (DHS)

September 30, 2015

Investments	Shares	Value

Tobacco – 6.9%
Altria Group, Inc.	381,239	$20,739,402
Philip Morris International, Inc.	338,939	26,888,031
Reynolds American, Inc.	241,637	10,697,270
Universal Corp.	5,187	257,119
Vector Group Ltd.	39,820	900,338

Total Tobacco		59,482,160
Trading Companies & Distributors – 0.0%
H&E Equipment Services, Inc.	5,826	97,411
Houston Wire & Cable Co.	2,352	14,911
TAL International Group, Inc.*	10,900	149,003

Total Trading Companies & Distributors		261,325
Water Utilities – 0.0%
Connecticut Water Service, Inc.	1,204	43,970
Middlesex Water Co.	3,089	73,642
York Water Co. (The)	1,530	32,160

Total Water Utilities		149,772
Wireless Telecommunication Services – 0.0%
Spok Holdings, Inc.	3,470	57,116
TOTAL COMMON STOCKS (Cost: $894,229,311)		857,932,118
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Total Dividend Fund(b) (Cost: $1,238)	19	1,290
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $3,992,451)(d)	3,992,451	3,992,451
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $898,223,000)		861,925,859
Liabilities in Excess of Cash and Other Assets – (0.1)%		(763,166)

NET ASSETS – 100.0%		$861,162,693
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $4,377,427 and the total market value of the collateral held by the Fund was $4,504,223. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $511,772.

See Notes to Financial Statements.

32	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 3.2%
Boeing Co. (The)	87,994	$11,522,814
General Dynamics Corp.	30,542	4,213,269
Honeywell International, Inc.	86,359	8,177,334
Lockheed Martin Corp.	52,534	10,890,823
Northrop Grumman Corp.	20,501	3,402,141
Precision Castparts Corp.	360	82,696
Raytheon Co.	36,481	3,985,914
Rockwell Collins, Inc.	9,408	769,951
Textron, Inc.	1,971	74,188
United Technologies Corp.	98,517	8,767,028

Total Aerospace & Defense		51,886,158
Air Freight & Logistics – 0.6%
FedEx Corp.	6,684	962,363
United Parcel Service, Inc. Class B	87,083	8,594,221

Total Air Freight & Logistics		9,556,584
Airlines – 0.2%
American Airlines Group, Inc.	28,329	1,100,015
Delta Air Lines, Inc.	32,613	1,463,345
Southwest Airlines Co.	20,689	787,010

Total Airlines		3,350,370
Auto Components – 0.2%
BorgWarner, Inc.	12,302	511,640
Johnson Controls, Inc.	77,595	3,209,329

Total Auto Components		3,720,969
Automobiles – 1.2%
Ford Motor Co.	643,696	8,734,955
General Motors Co.	311,812	9,360,596
Harley-Davidson, Inc.	17,448	957,895

Total Automobiles		19,053,446
Banks – 6.3%
Bank of America Corp.	627,109	9,770,358
BB&T Corp.	95,373	3,395,279
Citigroup, Inc.	11,979	594,278
Fifth Third Bancorp	113,127	2,139,232
JPMorgan Chase & Co.	510,499	31,125,124
KeyCorp	83,096	1,081,079
M&T Bank Corp.	15,668	1,910,713
PNC Financial Services Group, Inc. (The)	58,658	5,232,294
Regions Financial Corp.	135,707	1,222,720
SunTrust Banks, Inc.	54,041	2,066,528
U.S. Bancorp	203,337	8,338,850
Wells Fargo & Co.	693,007	35,585,909

Total Banks		102,462,364
Beverages – 3.1%
Brown-Forman Corp. Class B	9,868	956,209
Coca-Cola Co. (The)	668,113	26,804,694
Dr. Pepper Snapple Group, Inc.	23,800	1,881,390
Molson Coors Brewing Co. Class B	16,209	1,345,671
PepsiCo, Inc.	212,197	20,010,177

Total Beverages		50,998,141
Investments	Shares	Value

Biotechnology – 1.3%
AbbVie, Inc.	245,417	$13,353,139
Amgen, Inc.	57,420	7,942,334

Total Biotechnology		21,295,473
Capital Markets – 1.8%
Ameriprise Financial, Inc.	17,171	1,873,871
Bank of New York Mellon Corp. (The)	97,809	3,829,222
BlackRock, Inc.	19,199	5,711,127
Charles Schwab Corp. (The)	56,256	1,606,672
Franklin Resources, Inc.	27,332	1,018,390
Goldman Sachs Group, Inc. (The)	28,216	4,902,812
Morgan Stanley	111,415	3,509,573
Northern Trust Corp.	24,376	1,661,468
State Street Corp.	34,562	2,322,912
T. Rowe Price Group, Inc.	28,856	2,005,492
TD Ameritrade Holding Corp.	46,282	1,473,619

Total Capital Markets		29,915,158
Chemicals – 2.1%
Air Products & Chemicals, Inc.	24,375	3,109,762
CF Industries Holdings, Inc.	29,810	1,338,469
Dow Chemical Co. (The)	233,212	9,888,189
E.I. du Pont de Nemours & Co.	124,752	6,013,046
Eastman Chemical Co.	14,035	908,345
Ecolab, Inc.	16,743	1,837,042
Monsanto Co.	41,287	3,523,433
Mosaic Co. (The)	37,417	1,164,043
PPG Industries, Inc.	17,202	1,508,443
Praxair, Inc.	31,636	3,222,443
Sherwin-Williams Co. (The)	4,482	998,500
Sigma-Aldrich Corp.	4,304	597,912

Total Chemicals		34,109,627
Commercial Services & Supplies – 0.4%
Republic Services, Inc.	52,855	2,177,626
Waste Management, Inc.	72,330	3,602,757

Total Commercial Services & Supplies		5,780,383
Communications Equipment – 2.0%
Cisco Systems, Inc.	741,976	19,476,870
Motorola Solutions, Inc.	27,279	1,865,338
QUALCOMM, Inc.	201,796	10,842,499

Total Communications Equipment		32,184,707
Consumer Finance – 0.6%
American Express Co.	60,947	4,518,001
Capital One Financial Corp.	42,532	3,084,421
Discover Financial Services	36,638	1,904,809

Total Consumer Finance		9,507,231
Distributors – 0.1%
Genuine Parts Co.	17,672	1,464,832
Diversified Financial Services – 0.5%
CME Group, Inc.	36,902	3,422,292

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2015

Investments	Shares	Value

Intercontinental Exchange, Inc.	7,027	$1,651,275
McGraw Hill Financial, Inc.	19,044	1,647,306
Moody’s Corp.	12,992	1,275,814

Total Diversified Financial Services		7,996,687
Diversified Telecommunication Services – 6.1%
AT&T, Inc.	1,520,377	49,533,882
CenturyLink, Inc.	166,831	4,190,795
Verizon Communications, Inc.	1,026,161	44,648,265

Total Diversified Telecommunication Services		98,372,942
Electric Utilities – 3.2%
American Electric Power Co., Inc.	89,992	5,116,945
Duke Energy Corp.	139,638	10,045,558
Edison International	37,070	2,338,005
Entergy Corp.	35,475	2,309,422
Eversource Energy	49,897	2,525,786
Exelon Corp.	151,032	4,485,650
FirstEnergy Corp.	82,756	2,591,090
NextEra Energy, Inc.	63,900	6,233,445
PPL Corp.	145,284	4,778,391
Southern Co. (The)	200,708	8,971,648
Xcel Energy, Inc.	89,578	3,171,957

Total Electric Utilities		52,567,897
Electrical Equipment – 0.4%
AMETEK, Inc.	8,453	442,261
Emerson Electric Co.	114,549	5,059,630
Rockwell Automation, Inc.	17,592	1,785,060

Total Electrical Equipment		7,286,951
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	15,897	810,111
Corning, Inc.	127,339	2,180,044

Total Electronic Equipment, Instruments & Components		2,990,155
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.	28,086	1,461,595
Halliburton Co.	83,328	2,945,645
National Oilwell Varco, Inc.	66,814	2,515,547

Total Energy Equipment & Services		6,922,787
Food & Staples Retailing – 3.0%
Costco Wholesale Corp.	23,314	3,370,505
CVS Health Corp.	72,038	6,950,226
Kroger Co. (The)	60,816	2,193,633
Sysco Corp.	91,832	3,578,693
Wal-Mart Stores, Inc.	377,589	24,482,871
Walgreens Boots Alliance, Inc.	87,145	7,241,750
Whole Foods Market, Inc.	18,899	598,153

Total Food & Staples Retailing		48,415,831
Food Products – 2.2%
Archer-Daniels-Midland Co.	64,337	2,666,769
Campbell Soup Co.	46,057	2,334,169
ConAgra Foods, Inc.	59,425	2,407,307
General Mills, Inc.	96,818	5,434,394
Hershey Co. (The)	18,095	1,662,568
Hormel Foods Corp.	20,591	1,303,616
Investments	Shares	Value

Kellogg Co.	54,175	$3,605,346
Keurig Green Mountain, Inc.	6,627	345,532
Kraft Heinz Co. (The)	112,349	7,929,592
Mead Johnson Nutrition Co.	16,048	1,129,779
Mondelez International, Inc. Class A	137,886	5,773,287
Tyson Foods, Inc. Class A	14,257	614,477

Total Food Products		35,206,836
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	154,236	6,203,372
Baxter International, Inc.	80,349	2,639,465
Becton, Dickinson and Co.	15,692	2,081,701
C.R. Bard, Inc.	2,171	404,479
St. Jude Medical, Inc.	24,016	1,515,169
Stryker Corp.	25,792	2,427,027
Zimmer Biomet Holdings, Inc.	7,015	658,919

Total Health Care Equipment & Supplies		15,930,132
Health Care Providers & Services – 1.2%
Aetna, Inc.	20,755	2,270,805
AmerisourceBergen Corp.	14,787	1,404,617
Anthem, Inc.	19,753	2,765,420
Cardinal Health, Inc.	29,323	2,252,593
Cigna Corp.	722	97,484
Humana, Inc.	6,277	1,123,583
McKesson Corp.	5,607	1,037,463
UnitedHealth Group, Inc.	74,863	8,684,857

Total Health Care Providers & Services		19,636,822
Hotels, Restaurants & Leisure – 2.3%
Las Vegas Sands Corp.	148,187	5,626,661
Marriott International, Inc. Class A	15,339	1,046,120
McDonald’s Corp.	187,229	18,447,673
Starbucks Corp.	118,190	6,717,920
Starwood Hotels & Resorts Worldwide, Inc.	16,457	1,094,061
Wynn Resorts Ltd.	20,586	1,093,528
Yum! Brands, Inc.	50,740	4,056,663

Total Hotels, Restaurants & Leisure		38,082,626
Household Durables – 0.1%
Whirlpool Corp.	6,831	1,005,933
Household Products – 2.7%
Clorox Co. (The)	20,023	2,313,257
Colgate-Palmolive Co.	97,307	6,175,102
Kimberly-Clark Corp.	56,492	6,159,888
Procter & Gamble Co. (The)	397,218	28,575,863

Total Household Products		43,224,110
Industrial Conglomerates – 3.6%
3M Co.	71,196	10,093,457
Danaher Corp.	16,616	1,415,849
General Electric Co.	1,819,059	45,876,668
Roper Technologies, Inc.	2,527	395,981

Total Industrial Conglomerates		57,781,955
Insurance – 2.3%
Aflac, Inc.	62,406	3,627,661
Allstate Corp. (The)	35,762	2,082,779

See Notes to Financial Statements.

34	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2015

Investments	Shares	Value

American International Group, Inc.	66,837	$3,797,678
Chubb Corp. (The)	23,783	2,916,985
Hartford Financial Services Group, Inc. (The)	40,296	1,844,751
Lincoln National Corp.	18,525	879,197
Loews Corp.	11,119	401,841
Marsh & McLennan Cos., Inc.	54,807	2,862,022
MetLife, Inc.	154,290	7,274,773
Principal Financial Group, Inc.	40,927	1,937,484
Progressive Corp. (The)	57,174	1,751,811
Prudential Financial, Inc.	62,756	4,782,635
Travelers Cos., Inc. (The)	36,046	3,587,658

Total Insurance		37,747,275
IT Services – 2.4%
Automatic Data Processing, Inc.	58,324	4,686,917
Fidelity National Information Services, Inc.	23,399	1,569,605
International Business Machines Corp.	143,671	20,827,985
MasterCard, Inc. Class A	30,230	2,724,327
Paychex, Inc.	60,451	2,879,281
Visa, Inc. Class A	75,130	5,233,556
Xerox Corp.	109,942	1,069,736

Total IT Services		38,991,407
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	16,161	554,807
Thermo Fisher Scientific, Inc.	9,934	1,214,730

Total Life Sciences Tools & Services		1,769,537
Machinery – 1.3%
Caterpillar, Inc.	95,775	6,259,854
Cummins, Inc.	21,024	2,282,786
Deere & Co.(a)	51,294	3,795,756
Dover Corp.	19,199	1,097,799
Illinois Tool Works, Inc.	41,460	3,412,572
PACCAR, Inc.	23,813	1,242,324
Parker-Hannifin Corp.	15,172	1,476,236
Stanley Black & Decker, Inc.	17,966	1,742,343

Total Machinery		21,309,670
Media – 2.3%
CBS Corp. Class B Non-Voting Shares	26,652	1,063,415
Comcast Corp. Class A	178,569	10,157,005
Comcast Corp. Special Class A	35,000	2,003,400
Omnicom Group, Inc.	33,806	2,227,815
Time Warner Cable, Inc.	29,822	5,349,172
Time Warner, Inc.	65,988	4,536,675
Twenty-First Century Fox, Inc. Class A	47,475	1,280,876
Twenty-First Century Fox, Inc. Class B	29,406	796,020
Viacom, Inc. Class B	32,481	1,401,555
Walt Disney Co. (The)	81,715	8,351,273

Total Media		37,167,206
Metals & Mining – 0.3%
Alcoa, Inc.	45,791	442,341
Freeport-McMoRan, Inc.	306,256	2,967,621
Nucor Corp.	46,329	1,739,654

Total Metals & Mining		5,149,616
Investments	Shares	Value

Multi-Utilities – 1.7%
Consolidated Edison, Inc.	58,732	$3,926,234
Dominion Resources, Inc.	97,946	6,893,439
DTE Energy Co.	30,627	2,461,492
NiSource, Inc.	42,367	785,908
PG&E Corp.	84,667	4,470,418
Public Service Enterprise Group, Inc.	93,835	3,956,084
Sempra Energy	30,681	2,967,466
WEC Energy Group, Inc.	36,281	1,894,594

Total Multi-Utilities		27,355,635
Multiline Retail – 0.7%
Kohl’s Corp.	28,428	1,316,501
Macy’s, Inc.	36,903	1,893,862
Nordstrom, Inc.	17,633	1,264,462
Target Corp.	93,384	7,345,586

Total Multiline Retail		11,820,411
Oil, Gas & Consumable Fuels – 9.4%
Anadarko Petroleum Corp.	38,718	2,338,180
Apache Corp.	33,096	1,296,039
Cabot Oil & Gas Corp.	7,280	159,141
Chevron Corp.	404,993	31,945,848
ConocoPhillips	295,099	14,152,948
Devon Energy Corp.	38,671	1,434,307
EOG Resources, Inc.	22,253	1,620,018
EQT Corp.	1,389	89,966
Exxon Mobil Corp.	691,394	51,405,144
Hess Corp.	22,216	1,112,133
Kinder Morgan, Inc.	237,456	6,572,782
Marathon Oil Corp.	115,685	1,781,549
Marathon Petroleum Corp.	69,604	3,224,753
Noble Energy, Inc.	29,228	882,101
Occidental Petroleum Corp.	153,550	10,157,333
ONEOK, Inc.	54,671	1,760,406
Phillips 66	86,521	6,648,274
Pioneer Natural Resources Co.	722	87,824
Range Resources Corp.	3,569	114,636
Spectra Energy Corp.	152,029	3,993,802
Valero Energy Corp.	63,957	3,843,816
Williams Cos., Inc. (The)	203,676	7,505,461

Total Oil, Gas & Consumable Fuels		152,126,461
Paper & Forest Products – 0.1%
International Paper Co.	65,315	2,468,254
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	15,886	1,281,682
Pharmaceuticals – 7.3%
Bristol-Myers Squibb Co.	208,264	12,329,229
Eli Lilly & Co.	160,735	13,451,912
Johnson & Johnson	384,568	35,899,423
Merck & Co., Inc.	444,653	21,961,411
Pfizer, Inc.	1,084,893	34,076,489
Zoetis, Inc.	18,249	751,494

Total Pharmaceuticals		118,469,958

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2015

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 3.8%
American Tower Corp.	29,917	$2,632,098
AvalonBay Communities, Inc.	19,202	3,356,894
Boston Properties, Inc.	15,684	1,856,986
Crown Castle International Corp.	73,959	5,833,146
Equity Residential	52,023	3,907,968
Essex Property Trust, Inc.	8,535	1,906,890
General Growth Properties, Inc.	113,232	2,940,635
HCP, Inc.	112,429	4,187,980
Host Hotels & Resorts, Inc.	134,647	2,128,769
Macerich Co. (The)	23,660	1,817,561
Prologis, Inc.	81,047	3,152,728
Public Storage	27,066	5,727,978
Simon Property Group, Inc.	46,523	8,547,205
SL Green Realty Corp.	7,855	849,597
Ventas, Inc.	58,470	3,277,828
Vornado Realty Trust	24,837	2,245,761
Welltower, Inc.	72,183	4,888,233
Weyerhaeuser Co.	88,212	2,411,716

Total Real Estate Investment Trusts (REITs)		61,669,973
Road & Rail – 0.8%
CSX Corp.	93,860	2,524,834
Kansas City Southern	5,410	491,661
Norfolk Southern Corp.	35,487	2,711,206
Union Pacific Corp.	81,190	7,178,008

Total Road & Rail		12,905,709
Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp.	30,501	1,527,490
Analog Devices, Inc.	43,171	2,435,276
Applied Materials, Inc.	105,513	1,549,986
Broadcom Corp. Class A	32,416	1,667,155
Intel Corp.	656,958	19,800,714
KLA-Tencor Corp.	24,443	1,222,150
Lam Research Corp.	6,995	456,983
Linear Technology Corp.	27,934	1,127,137
NVIDIA Corp.	45,874	1,130,794
Skyworks Solutions, Inc.	6,690	563,365
Texas Instruments, Inc.	137,474	6,807,713
Xilinx, Inc.	33,563	1,423,071

Total Semiconductors & Semiconductor Equipment		39,711,834
Software – 4.0%
Activision Blizzard, Inc.	38,241	1,181,264
CA, Inc.	77,653	2,119,927
Intuit, Inc.	16,265	1,443,519
Microsoft Corp.	1,115,332	49,364,594
Oracle Corp.	273,299	9,871,560
Symantec Corp.	84,265	1,640,640

Total Software		65,621,504
Specialty Retail – 1.8%
Best Buy Co., Inc.	35,508	1,318,057
Gap, Inc. (The)	49,045	1,397,782
Home Depot, Inc. (The)	129,886	15,000,534
Investments	Shares	Value

L Brands, Inc.	24,482	$2,206,563
Lowe’s Cos., Inc.	71,315	4,915,030
Ross Stores, Inc.	19,531	946,668
Tiffany & Co.	9,419	727,335
TJX Cos., Inc. (The)	37,313	2,664,894

Total Specialty Retail		29,176,863
Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	514,750	56,776,925
EMC Corp.	168,295	4,066,007
Hewlett-Packard Co.	159,881	4,094,553
NetApp, Inc.	25,289	748,554
SanDisk Corp.	13,869	753,503
Western Digital Corp.	17,952	1,426,107

Total Technology Hardware, Storage & Peripherals		67,865,649
Textiles, Apparel & Luxury Goods – 0.5%
Hanesbrands, Inc.	20,694	598,884
NIKE, Inc. Class B	41,075	5,050,993
Ralph Lauren Corp.	3,489	412,260
VF Corp.	38,895	2,653,028

Total Textiles, Apparel & Luxury Goods		8,715,165
Tobacco – 4.0%
Altria Group, Inc.	424,446	23,089,862
Philip Morris International, Inc.	376,465	29,864,969
Reynolds American, Inc.	269,647	11,937,273

Total Tobacco		64,892,104
Trading Companies & Distributors – 0.2%
Fastenal Co.	34,063	1,247,046
W.W. Grainger, Inc.	5,967	1,282,965

Total Trading Companies & Distributors		2,530,011
TOTAL COMMON STOCKS (Cost: $1,612,771,881)		1,619,453,031
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $1,308,306)	17,922	1,216,725
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $20,775)(d)	20,775	20,775
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,614,100,962)		1,620,690,531
Cash and Other Assets in Excess of Liabilities – 0.2%		3,617,063

NET ASSETS – 100.0%		$1,624,307,594
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $2,329,463 and the total market value of the collateral held by the Fund was $2,376,677. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,355,902.

See Notes to Financial Statements.

36	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 6.4%
Boeing Co. (The)	5,160	$675,702
Curtiss-Wright Corp.	283	17,665
General Dynamics Corp.	2,553	352,186
Huntington Ingalls Industries, Inc.	434	46,503
Lockheed Martin Corp.	2,392	495,886
Moog, Inc. Class A*	299	16,167
Northrop Grumman Corp.	1,549	257,057
Orbital ATK, Inc.	581	41,756
Textron, Inc.	1,821	68,542

Total Aerospace & Defense		1,971,464
Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	807	54,698
Expeditors International of Washington, Inc.	1,040	48,932
FedEx Corp.	1,864	268,379

Total Air Freight & Logistics		372,009
Airlines – 2.3%
Alaska Air Group, Inc.	1,158	92,003
Allegiant Travel Co.	122	26,383
Delta Air Lines, Inc.	4,951	222,151
JetBlue Airways Corp.*	1,084	27,935
Southwest Airlines Co.	3,812	145,009
Spirit Airlines, Inc.*	381	18,021
United Continental Holdings, Inc.*	3,466	183,871

Total Airlines		715,373
Auto Components – 1.8%
Autoliv, Inc.(a)	496	54,069
Cooper Tire & Rubber Co.	406	16,041
Goodyear Tire & Rubber Co. (The)	13,035	382,317
Lear Corp.	893	97,140
Visteon Corp.*	193	19,539

Total Auto Components		569,106
Automobiles – 2.0%
General Motors Co.	20,796	624,296
Beverages – 0.7%
Constellation Brands, Inc. Class A	904	113,190
Dr. Pepper Snapple Group, Inc.	1,177	93,042

Total Beverages		206,232
Biotechnology – 0.1%
United Therapeutics Corp.*	236	30,973
Building Products – 0.5%
A.O. Smith Corp.	411	26,793
Masco Corp.	4,447	111,976

Total Building Products		138,769
Capital Markets – 0.6%
Ameriprise Financial, Inc.	1,673	182,575
Janus Capital Group, Inc.	1,072	14,579

Total Capital Markets		197,154
Investments	Shares	Value

Chemicals – 0.5%
Ashland, Inc.	250	$25,155
Minerals Technologies, Inc.	279	13,437
Olin Corp.(a)	527	8,859
Sensient Technologies Corp.	322	19,739
Sherwin-Williams Co. (The)	366	81,537

Total Chemicals		148,727
Commercial Services & Supplies – 1.3%
ADT Corp. (The)	1,362	40,724
Cintas Corp.	531	45,533
Covanta Holding Corp.	419	7,312
Deluxe Corp.	398	22,184
HNI Corp.	209	8,966
KAR Auction Services, Inc.	680	24,140
R.R. Donnelley & Sons Co.	2,969	43,229
Republic Services, Inc.	1,784	73,501
Steelcase, Inc. Class A	852	15,685
Waste Management, Inc.	2,120	105,597

Total Commercial Services & Supplies		386,871
Communications Equipment – 0.2%
CommScope Holding Co., Inc.*	1,628	48,889
Containers & Packaging – 1.0%
Ball Corp.	1,030	64,066
Bemis Co., Inc.	639	25,285
Graphic Packaging Holding Co.	2,644	33,817
Sealed Air Corp.	1,347	63,147
Silgan Holdings, Inc.	445	23,158
Sonoco Products Co.	743	28,041
WestRock Co.	1,628	83,744

Total Containers & Packaging		321,258
Diversified Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc.*	180	11,563
Graham Holdings Co. Class B	57	32,889
Service Corp. International	1,284	34,797

Total Diversified Consumer Services		79,249
Diversified Financial Services – 1.1%
Nasdaq, Inc.	1,313	70,022
Voya Financial, Inc.	6,668	258,519

Total Diversified Financial Services		328,541
Diversified Telecommunication Services – 0.3%
Frontier Communications Corp.	4,115	19,546
Level 3 Communications, Inc.*	1,296	56,622

Total Diversified Telecommunication Services		76,168
Electric Utilities – 1.1%
Entergy Corp.	1,802	117,310
Hawaiian Electric Industries, Inc.	666	19,108
Pepco Holdings, Inc.	1,760	42,627
Portland General Electric Co.	600	22,182
UIL Holdings Corp.	327	16,438
Xcel Energy, Inc.	3,774	133,638

Total Electric Utilities		351,303

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2015

Investments	Shares	Value

Electrical Equipment – 0.1%
Regal Beloit Corp.	380	$21,451
Electronic Equipment, Instruments & Components – 0.6%
Arrow Electronics, Inc.*	1,233	68,160
Belden, Inc.	216	10,085
CDW Corp.	1,125	45,967
Jabil Circuit, Inc.	778	17,404
SYNNEX Corp.	380	32,323
Zebra Technologies Corp. Class A*	263	20,133

Total Electronic Equipment, Instruments & Components		194,072
Food & Staples Retailing – 10.4%
Casey’s General Stores, Inc.	247	25,421
Costco Wholesale Corp.	1,944	281,044
CVS Health Corp.	6,491	626,252
Kroger Co. (The)	6,050	218,224
United Natural Foods, Inc.*	244	11,836
Wal-Mart Stores, Inc.	25,970	1,683,895
Walgreens Boots Alliance, Inc.	4,215	350,266

Total Food & Staples Retailing		3,196,938
Food Products – 2.4%
Archer-Daniels-Midland Co.	5,769	239,125
ConAgra Foods, Inc.	3,802	154,019
Hain Celestial Group, Inc. (The)*	372	19,195
Ingredion, Inc.	628	54,831
Kraft Heinz Co. (The)	1,650	116,457
Pilgrim’s Pride Corp.(a)	3,912	81,291
Pinnacle Foods, Inc.	463	19,390
Seaboard Corp.*	10	30,790
TreeHouse Foods, Inc.*	221	17,192
WhiteWave Foods Co. (The)*	437	17,546

Total Food Products		749,836
Gas Utilities – 0.5%
Atmos Energy Corp.	697	40,551
New Jersey Resources Corp.	1,092	32,793
ONE Gas, Inc.	321	14,551
UGI Corp.	921	32,069
WGL Holdings, Inc.	354	20,415

Total Gas Utilities		140,379
Health Care Equipment & Supplies – 0.8%
ABIOMED, Inc.*	36	3,339
Boston Scientific Corp.*	8,627	141,569
Edwards Lifesciences Corp.*	129	18,340
Haemonetics Corp.*	262	8,468
Hill-Rom Holdings, Inc.	321	16,689
Hologic, Inc.*	594	23,243
STERIS Corp.	309	20,076
West Pharmaceutical Services, Inc.	288	15,586

Total Health Care Equipment & Supplies		247,310
Health Care Providers & Services – 10.2%
Acadia Healthcare Co., Inc.*	168	11,133
Aetna, Inc.	2,893	316,523
AmerisourceBergen Corp.	79	7,504
Amsurg Corp.*	219	17,018
Anthem, Inc.	2,204	308,560
Investments	Shares	Value

Cardinal Health, Inc.	1,784	$137,047
Centene Corp.*	491	26,627
Cigna Corp.	2,026	273,551
Community Health Systems, Inc.*	1,256	53,719
DaVita HealthCare Partners, Inc.*	1,316	95,186
Express Scripts Holding Co.*	4,564	369,501
Health Net, Inc.*	521	31,375
HealthSouth Corp.	591	22,677
Henry Schein, Inc.*	419	55,610
Humana, Inc.	852	152,508
Laboratory Corp. of America Holdings*	560	60,743
LifePoint Health, Inc.*	334	23,681
McKesson Corp.	1,190	220,186
Molina Healthcare, Inc.*	90	6,196
Patterson Cos., Inc.	571	24,696
Quest Diagnostics, Inc.	1,151	70,752
Team Health Holdings, Inc.*	292	15,777
Tenet Healthcare Corp.*	600	22,152
UnitedHealth Group, Inc.	6,062	703,253
Universal Health Services, Inc. Class B	629	78,505
VCA, Inc.*	392	20,639
WellCare Health Plans, Inc.*	141	12,151

Total Health Care Providers & Services		3,137,270
Hotels, Restaurants & Leisure – 0.9%
Aramark	1,187	35,183
Cracker Barrel Old Country Store, Inc.(a)	129	18,999
Darden Restaurants, Inc.	469	32,145
Diamond Resorts International, Inc.*	417	9,754
Hilton Worldwide Holdings, Inc.	2,685	61,594
Jack in the Box, Inc.	149	11,479
Marriott Vacations Worldwide Corp.	160	10,902
Texas Roadhouse, Inc.	307	11,420
Vail Resorts, Inc.	117	12,248
Wyndham Worldwide Corp.	823	59,174

Total Hotels, Restaurants & Leisure		262,898
Household Durables – 2.2%
D.R. Horton, Inc.	2,473	72,607
Harman International Industries, Inc.	390	37,436
Jarden Corp.*	1,110	54,257
Leggett & Platt, Inc.	637	26,276
Lennar Corp. Class A	1,672	80,473
Mohawk Industries, Inc.*	436	79,261
Newell Rubbermaid, Inc.	2,041	81,048
NVR, Inc.*	27	41,181
PulteGroup, Inc.	3,255	61,422
Ryland Group, Inc. (The)	454	18,537
Standard Pacific Corp.*	3,125	25,000
TopBuild Corp.*	489	15,144
Whirlpool Corp.	650	95,719

Total Household Durables		688,361
Household Products – 0.2%
Energizer Holdings, Inc.	479	18,542
Spectrum Brands Holdings, Inc.	379	34,682

Total Household Products		53,224

See Notes to Financial Statements.

38	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2015

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – 0.3%
Calpine Corp.*	7,228	$105,529
Insurance – 9.3%
Alleghany Corp.*	179	83,792
Allstate Corp. (The)	4,930	287,123
American Equity Investment Life Holding Co.	590	13,753
American Financial Group, Inc.	906	62,433
American International Group, Inc.	15,550	883,551
AmTrust Financial Services, Inc.	1,098	69,152
Erie Indemnity Co. Class A	247	20,486
First American Financial Corp.	837	32,702
Hanover Insurance Group, Inc. (The)	542	42,113
Hartford Financial Services Group, Inc. (The)	4,603	210,725
HCC Insurance Holdings, Inc.	1,011	78,322
Lincoln National Corp.	3,424	162,503
Markel Corp.*	55	44,102
Mercury General Corp.	463	23,386
Progressive Corp. (The)	6,141	188,160
Reinsurance Group of America, Inc.	923	83,615
Symetra Financial Corp.	1,403	44,391
Travelers Cos., Inc. (The)	4,403	438,231
W.R. Berkley Corp.	1,644	89,384

Total Insurance		2,857,924
Internet & Catalog Retail – 0.3%
Expedia, Inc.	609	71,667
HSN, Inc.	322	18,431

Total Internet & Catalog Retail		90,098
Internet Software & Services – 0.0%
Rackspace Hosting, Inc.*	256	6,318
IT Services – 2.1%
Booz Allen Hamilton Holding Corp.	1,073	28,123
Broadridge Financial Solutions, Inc.	612	33,874
Computer Sciences Corp.	1,721	105,635
DST Systems, Inc.	451	47,418
EPAM Systems, Inc.*	142	10,582
Euronet Worldwide, Inc.*	246	18,226
Fiserv, Inc.*	1,248	108,089
Global Payments, Inc.	351	40,270
Leidos Holdings, Inc.	476	19,664
MAXIMUS, Inc.	284	16,915
Science Applications International Corp.	332	13,350
Western Union Co. (The)	5,506	101,090
Xerox Corp.	11,597	112,839

Total IT Services		656,075
Leisure Products – 0.1%
Brunswick Corp.	608	29,117
Life Sciences Tools & Services – 0.1%
Charles River Laboratories International, Inc.*	239	15,181
PAREXEL International Corp.*	267	16,533

Total Life Sciences Tools & Services		31,714
Machinery – 0.6%
Snap-on, Inc.	388	58,565
Stanley Black & Decker, Inc.	1,210	117,346
Investments	Shares	Value

Woodward, Inc.	473	$19,251

Total Machinery		195,162
Media – 2.2%
AMC Entertainment Holdings, Inc. Class A	220	5,542
Cable One, Inc.*	57	23,907
Cinemark Holdings, Inc.	553	17,967
Gannett Co., Inc.	1,488	21,918
Interpublic Group of Cos., Inc. (The)	2,872	54,941
Liberty Media Corp. Class A*	582	20,789
Meredith Corp.	366	15,584
TEGNA, Inc.	2,977	66,655
Time Warner, Inc.	6,746	463,788

Total Media		691,091
Metals & Mining – 0.2%
Steel Dynamics, Inc.	2,892	49,685
Multi-Utilities – 1.5%
CMS Energy Corp.	1,786	63,081
Consolidated Edison, Inc.	2,203	147,271
NiSource, Inc.	1,547	28,697
PG&E Corp.	4,323	228,254

Total Multi-Utilities		467,303
Multiline Retail – 2.9%
Big Lots, Inc.	358	17,155
Dillard’s, Inc. Class A	299	26,130
Dollar General Corp.	1,818	131,696
Dollar Tree, Inc.*	1,190	79,325
Kohl’s Corp.	1,418	65,668
Macy’s, Inc.	2,857	146,621
Nordstrom, Inc.	1,161	83,255
Target Corp.	4,550	357,903

Total Multiline Retail		907,753
Oil, Gas & Consumable Fuels – 5.0%
Columbia Pipeline Group, Inc.	1,547	28,295
Delek U.S. Holdings, Inc.	628	17,396
Marathon Petroleum Corp.	6,520	302,071
Phillips 66	6,366	489,163
Tesoro Corp.	1,355	131,760
Valero Energy Corp.	7,941	477,254
Western Refining, Inc.	1,872	82,593
World Fuel Services Corp.	481	17,220

Total Oil, Gas & Consumable Fuels		1,545,752
Paper & Forest Products – 0.5%
International Paper Co.	3,683	139,180
KapStone Paper and Packaging Corp.	723	11,937

Total Paper & Forest Products		151,117
Personal Products – 0.3%
Coty, Inc. Class A	2,221	60,100
Edgewell Personal Care Co.	479	39,087

Total Personal Products		99,187

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	39

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2015

Investments	Shares	Value

Pharmaceuticals – 0.4%
Akorn, Inc.*	189	$5,388
Lannett Co., Inc.*(a)	222	9,217
Prestige Brands Holdings, Inc.*	280	12,645
Zoetis, Inc.	2,168	89,278

Total Pharmaceuticals		116,528
Professional Services – 0.3%
ManpowerGroup, Inc.	681	55,767
Robert Half International, Inc.	661	33,817

Total Professional Services		89,584
Real Estate Investment Trusts (REITs) – 0.3%
Corrections Corp. of America	728	21,505
Geo Group, Inc. (The)	420	12,491
Iron Mountain, Inc.	1,275	39,551
Ryman Hospitality Properties, Inc.	267	13,144

Total Real Estate Investment Trusts (REITs)		86,691
Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A*	1,681	53,792
Jones Lang LaSalle, Inc.	330	47,444

Total Real Estate Management & Development		101,236
Road & Rail – 0.7%
AMERCO	152	59,807
Avis Budget Group, Inc.*	788	34,420
Con-way, Inc.	459	21,780
Knight Transportation, Inc.	413	9,912
Landstar System, Inc.	268	17,010
Old Dominion Freight Line, Inc.*	472	28,792
Ryder System, Inc.	447	33,096
Werner Enterprises, Inc.	399	10,015

Total Road & Rail		214,832
Semiconductors & Semiconductor Equipment – 2.0%
Broadcom Corp. Class A	2,713	139,530
Integrated Device Technology, Inc.*	537	10,901
Lam Research Corp.	1,138	74,345
Micron Technology, Inc.*	17,399	260,637
Microsemi Corp.*	290	9,518
ON Semiconductor Corp.*	2,959	27,815
Qorvo, Inc.*	405	18,245
Skyworks Solutions, Inc.	736	61,979
Synaptics, Inc.*	151	12,451

Total Semiconductors & Semiconductor Equipment		615,421
Software – 0.0%
Fair Isaac Corp.	124	10,478
Specialty Retail – 6.7%
Advance Auto Parts, Inc.	490	92,870
American Eagle Outfitters, Inc.	758	11,847
Asbury Automotive Group, Inc.*	212	17,204
AutoNation, Inc.*	797	46,369
Best Buy Co., Inc.	4,147	153,937
CarMax, Inc.*	931	55,227
CST Brands, Inc.	474	15,955
Investments	Shares	Value

Foot Locker, Inc.	1,091	$78,519
Home Depot, Inc. (The)	6,743	778,749
Lithia Motors, Inc. Class A	179	19,352
Lowe’s Cos., Inc.	4,623	318,617
Mattress Firm Holding Corp.*(a)	138	5,763
Men’s Wearhouse, Inc. (The)	419	17,816
Murphy USA, Inc.*	426	23,409
O’Reilly Automotive, Inc.*	455	113,750
Penske Automotive Group, Inc.	732	35,458
Restoration Hardware Holdings, Inc.*	156	14,556
Ross Stores, Inc.	2,298	111,384
Staples, Inc.	5,516	64,703
Ulta Salon Cosmetics & Fragrance, Inc.*	218	35,610
Urban Outfitters, Inc.*	666	19,567
Williams-Sonoma, Inc.	497	37,946

Total Specialty Retail		2,068,608
Technology Hardware, Storage & Peripherals – 11.5%
Apple, Inc.	32,276	3,560,043
Textiles, Apparel & Luxury Goods – 2.1%
Carter’s, Inc.	281	25,470
Columbia Sportswear Co.	327	19,224
G-III Apparel Group Ltd.*	211	13,010
Hanesbrands, Inc.	2,252	65,173
NIKE, Inc. Class B	3,989	490,527
Skechers U.S.A., Inc. Class A*	246	32,984
Wolverine World Wide, Inc.	676	14,629

Total Textiles, Apparel & Luxury Goods		661,017
Trading Companies & Distributors – 0.1%
Watsco, Inc.	152	18,009
TOTAL COMMON STOCKS (Cost: $30,197,949)		30,684,393
EXCHANGE-TRADED FUNDS – 0.4%
United States – 0.4%
WisdomTree Earnings 500 Fund(a)(b)	1,379	90,669
WisdomTree MidCap Earnings Fund(a)(b)	446	38,320

TOTAL EXCHANGE-TRADED FUNDS (Cost: $138,364)		128,989
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $131,940)(d)	131,940	131,940
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $30,468,253)		30,945,322
Liabilities in Excess of Cash and Other Assets – (0.3)%		(102,387)

NET ASSETS – 100.0%		$30,842,935
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $202,353 and the total market value of the collateral held by the Fund was $206,698. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $74,758.

See Notes to Financial Statements.

40	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 1.0%
BWX Technologies, Inc.	57,579	$1,517,782
Curtiss-Wright Corp.	14,597	911,145
Huntington Ingalls Industries, Inc.	28,953	3,102,314
L-3 Communications Holdings, Inc.	66,257	6,925,182
Orbital ATK, Inc.	15,259	1,096,664
Triumph Group, Inc.	4,887	205,645

Total Aerospace & Defense		13,758,732
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	109,932	7,451,191
Expeditors International of Washington, Inc.	107,821	5,072,978

Total Air Freight & Logistics		12,524,169
Airlines – 0.3%
Alaska Air Group, Inc.	46,399	3,686,401
Auto Components – 0.7%
Dana Holding Corp.	65,302	1,036,996
Gentex Corp.	202,820	3,143,710
Goodyear Tire & Rubber Co. (The)	96,276	2,823,775
Lear Corp.	27,414	2,982,095

Total Auto Components		9,986,576
Automobiles – 0.2%
Thor Industries, Inc.	41,450	2,147,110
Banks – 3.5%
Associated Banc-Corp.	68,968	1,239,355
Bank of the Ozarks, Inc.	23,467	1,026,916
BankUnited, Inc.	62,221	2,224,401
BOK Financial Corp.(a)	41,002	2,653,239
CIT Group, Inc.	49,149	1,967,434
City National Corp.	19,343	1,703,345
Comerica, Inc.	66,595	2,737,055
Commerce Bancshares, Inc.	39,454	1,797,524
Cullen/Frost Bankers, Inc.	37,962	2,413,624
East West Bancorp, Inc.	56,276	2,162,124
First Citizens BancShares, Inc. Class A	1,051	237,526
First Horizon National Corp.	75,024	1,063,840
First Niagara Financial Group, Inc.	292,518	2,986,609
First Republic Bank	31,751	1,993,010
FirstMerit Corp.	119,290	2,107,854
Huntington Bancshares, Inc.	400,183	4,241,940
Investors Bancorp, Inc.	107,725	1,329,327
PacWest Bancorp	93,239	3,991,562
People’s United Financial, Inc.	287,302	4,519,260
Prosperity Bancshares, Inc.	29,522	1,449,825
Synovus Financial Corp.	43,435	1,285,676
Umpqua Holdings Corp.	160,486	2,615,922
Webster Financial Corp.	47,811	1,703,506
Zions Bancorp	24,016	661,401

Total Banks		50,112,275
Investments	Shares	Value

Beverages – 0.7%
Coca-Cola Enterprises, Inc.	217,967	$10,538,704
Building Products – 1.2%
A.O. Smith Corp.	33,080	2,156,485
Fortune Brands Home & Security, Inc.	66,982	3,179,636
Lennox International, Inc.	24,383	2,763,325
Masco Corp.	207,899	5,234,897
Owens Corning	88,773	3,720,476

Total Building Products		17,054,819
Capital Markets – 1.0%
Eaton Vance Corp.	61,196	2,045,170
Federated Investors, Inc. Class B(a)	67,294	1,944,797
Janus Capital Group, Inc.	79,880	1,086,368
Legg Mason, Inc.	30,125	1,253,501
LPL Financial Holdings, Inc.(a)	46,293	1,841,073
NorthStar Asset Management Group, Inc.	74,465	1,069,317
Raymond James Financial, Inc.	37,843	1,878,148
SEI Investments Co.	37,973	1,831,438
Waddell & Reed Financial, Inc. Class A	52,655	1,830,814

Total Capital Markets		14,780,626
Chemicals – 3.8%
Airgas, Inc.	57,916	5,173,636
Albemarle Corp.	91,903	4,052,922
Ashland, Inc.	31,560	3,175,567
Axiall Corp.	44,809	703,053
Cabot Corp.	55,994	1,767,171
Celanese Corp. Series A	103,653	6,133,148
Cytec Industries, Inc.	31,794	2,347,987
FMC Corp.	56,890	1,929,140
Huntsman Corp.	219,316	2,125,172
International Flavors & Fragrances, Inc.	59,039	6,096,367
NewMarket Corp.	7,235	2,582,895
PolyOne Corp.	40,260	1,181,229
RPM International, Inc.	111,799	4,683,260
Scotts Miracle-Gro Co. (The) Class A	70,337	4,277,896
Sensient Technologies Corp.	32,642	2,000,955
Valspar Corp. (The)	40,240	2,892,451
Westlake Chemical Corp.	62,620	3,249,352

Total Chemicals		54,372,201
Commercial Services & Supplies – 2.8%
ADT Corp. (The)	177,682	5,312,692
Cintas Corp.	54,601	4,682,036
Covanta Holding Corp.	224,164	3,911,662
Deluxe Corp.	38,700	2,157,138
KAR Auction Services, Inc.	172,380	6,119,490
Pitney Bowes, Inc.	244,134	4,846,060
R.R. Donnelley & Sons Co.	522,737	7,611,050
Rollins, Inc.	108,899	2,926,116
Waste Connections, Inc.	58,041	2,819,632

Total Commercial Services & Supplies		40,385,876

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2015

Investments	Shares	Value

Communications Equipment – 1.4%
Brocade Communications Systems, Inc.	210,603	$2,186,059
Harris Corp.	129,330	9,460,490
Juniper Networks, Inc.	320,164	8,231,416

Total Communications Equipment		19,877,965
Construction & Engineering – 0.3%
EMCOR Group, Inc.	18,653	825,395
Fluor Corp.	89,298	3,781,771

Total Construction & Engineering		4,607,166
Construction Materials – 0.6%
Eagle Materials, Inc.	10,496	718,136
Martin Marietta Materials, Inc.	38,891	5,909,487
Vulcan Materials Co.	19,868	1,772,226

Total Construction Materials		8,399,849
Consumer Finance – 0.5%
Navient Corp.	241,224	2,711,358
Santander Consumer USA Holdings, Inc.*	243,194	4,966,021

Total Consumer Finance		7,677,379
Containers & Packaging – 2.8%
AptarGroup, Inc.	43,674	2,880,737
Avery Dennison Corp.	98,763	5,587,023
Ball Corp.	41,457	2,578,625
Bemis Co., Inc.	98,071	3,880,669
Packaging Corp. of America	80,762	4,858,642
Sealed Air Corp.	104,610	4,904,117
Silgan Holdings, Inc.	28,298	1,472,628
Sonoco Products Co.	118,345	4,466,340
WestRock Co.	171,906	8,842,845

Total Containers & Packaging		39,471,626
Diversified Consumer Services – 1.1%
DeVry Education Group, Inc.	19,022	517,589
Graham Holdings Co. Class B	2,116	1,220,932
H&R Block, Inc.	268,692	9,726,650
Service Corp. International	132,106	3,580,072
Sotheby’s	27,620	883,288

Total Diversified Consumer Services		15,928,531
Diversified Financial Services – 0.6%
CBOE Holdings, Inc.	23,297	1,562,763
Leucadia National Corp.	86,193	1,746,270
MSCI, Inc.	35,650	2,119,749
Nasdaq, Inc.	44,504	2,373,399
Voya Financial, Inc.	4,764	184,700

Total Diversified Financial Services		7,986,881
Diversified Telecommunication Services – 1.0%
Frontier Communications Corp.	2,492,153	11,837,727
Windstream Holdings, Inc.(a)	461,735	2,835,053

Total Diversified Telecommunication Services		14,672,780
Electric Utilities – 4.0%
Cleco Corp.	69,335	3,691,395
Great Plains Energy, Inc.	220,879	5,968,151
Investments	Shares	Value

Hawaiian Electric Industries, Inc.	150,446	$4,316,296
IDACORP, Inc.	58,530	3,787,476
ITC Holdings Corp.	101,073	3,369,774
OGE Energy Corp.	225,379	6,166,369
Pepco Holdings, Inc.	397,351	9,623,841
Pinnacle West Capital Corp.	156,261	10,022,581
Portland General Electric Co.	90,737	3,354,547
Westar Energy, Inc.	181,077	6,960,600

Total Electric Utilities		57,261,030
Electrical Equipment – 0.5%
Acuity Brands, Inc.	6,829	1,199,036
EnerSys	21,467	1,150,202
Hubbell, Inc. Class B	44,088	3,745,275
Regal Beloit Corp.	22,576	1,274,415

Total Electrical Equipment		7,368,928
Electronic Equipment, Instruments & Components – 1.1%
Avnet, Inc.	79,526	3,394,170
Belden, Inc.	4,024	187,880
CDW Corp.	53,049	2,167,582
FEI Co.	18,172	1,327,283
FLIR Systems, Inc.	68,185	1,908,498
Jabil Circuit, Inc.	122,480	2,739,877
National Instruments Corp.	96,330	2,677,011
SYNNEX Corp.	10,762	915,416

Total Electronic Equipment, Instruments & Components		15,317,717
Energy Equipment & Services – 1.6%
Diamond Offshore Drilling, Inc.(a)	559,334	9,676,478
Helmerich & Payne, Inc.	192,018	9,074,770
Oceaneering International, Inc.	75,056	2,948,200
Superior Energy Services, Inc.	107,895	1,362,714

Total Energy Equipment & Services		23,062,162
Food & Staples Retailing – 0.2%
Casey’s General Stores, Inc.	13,970	1,437,792
PriceSmart, Inc.	9,493	734,189

Total Food & Staples Retailing		2,171,981
Food Products – 2.5%
Flowers Foods, Inc.	229,792	5,685,054
Ingredion, Inc.	57,415	5,012,904
J.M. Smucker Co. (The)	102,312	11,672,776
McCormick & Co., Inc. Non-Voting Shares	93,154	7,655,396
Pinnacle Foods, Inc.	124,214	5,202,082

Total Food Products		35,228,212
Gas Utilities – 2.7%
AGL Resources, Inc.	178,259	10,880,929
Atmos Energy Corp.	114,412	6,656,490
National Fuel Gas Co.	76,257	3,811,325
Piedmont Natural Gas Co., Inc.	103,698	4,155,179
Questar Corp.	213,818	4,150,208
Southwest Gas Corp.	45,854	2,674,205
UGI Corp.	158,533	5,520,119

Total Gas Utilities		37,848,455

See Notes to Financial Statements.

42	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2015

Investments	Shares	Value

Health Care Equipment & Supplies – 0.9%
Cooper Cos., Inc. (The)	683	$101,671
DENTSPLY International, Inc.	26,836	1,357,097
ResMed, Inc.	113,409	5,779,323
STERIS Corp.	32,551	2,114,838
Teleflex, Inc.	19,116	2,374,398
West Pharmaceutical Services, Inc.	22,748	1,231,122

Total Health Care Equipment & Supplies		12,958,449
Health Care Providers & Services – 1.0%
HealthSouth Corp.	76,386	2,930,931
Patterson Cos., Inc.	68,010	2,941,433
Quest Diagnostics, Inc.	117,473	7,221,065
Universal Health Services, Inc. Class B	13,435	1,676,822

Total Health Care Providers & Services		14,770,251
Hotels, Restaurants & Leisure – 3.7%
Aramark	109,947	3,258,829
Brinker International, Inc.	49,767	2,621,228
Choice Hotels International, Inc.	30,760	1,465,714
Cracker Barrel Old Country Store, Inc.(a)	28,266	4,163,016
Darden Restaurants, Inc.	198,264	13,589,015
Domino’s Pizza, Inc.	22,639	2,442,975
Dunkin’ Brands Group, Inc.	80,302	3,934,798
Jack in the Box, Inc.	15,372	1,184,259
Six Flags Entertainment Corp.	184,357	8,439,863
Vail Resorts, Inc.	26,297	2,752,770
Wendy’s Co. (The)	356,811	3,086,415
Wyndham Worldwide Corp.	80,993	5,823,397

Total Hotels, Restaurants & Leisure		52,762,279
Household Durables – 2.3%
D.R. Horton, Inc.	148,212	4,351,504
Harman International Industries, Inc.	33,662	3,231,216
Leggett & Platt, Inc.	160,284	6,611,715
Lennar Corp. Class A	25,525	1,228,518
Newell Rubbermaid, Inc.	208,112	8,264,128
PulteGroup, Inc.	229,205	4,325,098
Tupperware Brands Corp.(a)	84,635	4,188,586

Total Household Durables		32,200,765
Household Products – 0.7%
Church & Dwight Co., Inc.	84,682	7,104,820
Spectrum Brands Holdings, Inc.	26,196	2,397,196

Total Household Products		9,502,016
Independent Power and Renewable Electricity Producers – 0.6%
AES Corp.	418,455	4,096,675
NRG Energy, Inc.	275,765	4,095,110

Total Independent Power and Renewable Electricity Producers		8,191,785
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	29,054	2,538,739
Insurance – 4.0%
American Financial Group, Inc.	30,706	2,115,950
American National Insurance Co.	15,217	1,485,788
Investments	Shares	Value

AmTrust Financial Services, Inc.	27,184	$1,712,048
Arthur J. Gallagher & Co.	101,043	4,171,055
Assurant, Inc.	23,723	1,874,354
Brown & Brown, Inc.	40,598	1,257,320
Cincinnati Financial Corp.(a)	115,863	6,233,429
CNA Financial Corp.	146,433	5,114,905
CNO Financial Group, Inc.	64,465	1,212,587
Erie Indemnity Co. Class A	26,355	2,185,884
First American Financial Corp.	65,426	2,556,194
FNF Group	133,342	4,729,641
Hanover Insurance Group, Inc. (The)	19,320	1,501,164
HCC Insurance Holdings, Inc.	44,391	3,438,971
Mercury General Corp.	51,568	2,604,700
Old Republic International Corp.	275,844	4,314,200
Primerica, Inc.	9,853	444,075
Reinsurance Group of America, Inc.	22,112	2,003,126
StanCorp Financial Group, Inc.	17,085	1,951,107
Torchmark Corp.	25,931	1,462,508
Unum Group	105,965	3,399,357
W.R. Berkley Corp.	22,154	1,204,513

Total Insurance		56,972,876
Internet & Catalog Retail – 0.5%
Expedia, Inc.	36,507	4,296,144
HSN, Inc.	38,429	2,199,676

Total Internet & Catalog Retail		6,495,820
Internet Software & Services – 0.5%
IAC/InterActiveCorp	66,494	4,340,063
j2 Global, Inc.	36,241	2,567,675

Total Internet Software & Services		6,907,738
IT Services – 3.1%
Booz Allen Hamilton Holding Corp.	99,066	2,596,520
Broadridge Financial Solutions, Inc.	114,165	6,319,033
Computer Sciences Corp.	82,187	5,044,638
DST Systems, Inc.	18,686	1,964,646
Global Payments, Inc.	2,581	296,118
Jack Henry & Associates, Inc.	45,542	3,170,179
Leidos Holdings, Inc.	86,004	3,552,825
MAXIMUS, Inc.	8,733	520,138
Sabre Corp.	192,901	5,243,049
Total System Services, Inc.	89,210	4,052,810
Western Union Co. (The)	597,651	10,972,872

Total IT Services		43,732,828
Leisure Products – 2.1%
Brunswick Corp.	37,307	1,786,632
Hasbro, Inc.	150,102	10,828,358
Mattel, Inc.(a)	652,971	13,751,569
Polaris Industries, Inc.(a)	34,104	4,088,047

Total Leisure Products		30,454,606
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	19,928	1,842,543
PerkinElmer, Inc.	29,762	1,367,861

Total Life Sciences Tools & Services		3,210,404

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2015

Investments	Shares	Value

Machinery – 3.4%
AGCO Corp.	37,478	$1,747,599
Allison Transmission Holdings, Inc.	126,902	3,387,014
CLARCOR, Inc.	24,198	1,153,761
Crane Co.	55,638	2,593,287
Donaldson Co., Inc.	95,097	2,670,324
Flowserve Corp.	61,924	2,547,553
Graco, Inc.	32,647	2,188,328
IDEX Corp.	46,126	3,288,784
ITT Corp.	41,256	1,379,188
Joy Global, Inc.	65,564	978,871
Kennametal, Inc.	65,111	1,620,613
Lincoln Electric Holdings, Inc.	51,919	2,722,113
Manitowoc Co., Inc. (The)	23,093	346,395
Nordson Corp.	27,867	1,753,949
Oshkosh Corp.	46,765	1,698,972
Snap-on, Inc.	36,056	5,442,293
Terex Corp.	31,136	558,580
Timken Co. (The)	84,450	2,321,531
Toro Co. (The)	28,614	2,018,432
Trinity Industries, Inc.	89,105	2,020,010
Valmont Industries, Inc.	11,117	1,054,892
Wabtec Corp.	10,742	945,833
Woodward, Inc.	16,508	671,876
Xylem, Inc.	99,845	3,279,908

Total Machinery		48,390,106
Media – 2.4%
Cablevision Systems Corp. Class A	258,943	8,407,879
Cinemark Holdings, Inc.	125,368	4,073,206
Interpublic Group of Cos., Inc. (The)	315,205	6,029,872
John Wiley & Sons, Inc. Class A	39,108	1,956,573
Morningstar, Inc.	18,731	1,503,350
Regal Entertainment Group Class A(a)	216,264	4,041,974
Scripps Networks Interactive, Inc. Class A	42,040	2,067,948
TEGNA, Inc.	229,543	5,139,468
Viacom, Inc. Class A	35,417	1,567,911

Total Media		34,788,181
Metals & Mining – 1.1%
Allegheny Technologies, Inc.	100,491	1,424,962
Compass Minerals International, Inc.	38,353	3,005,725
Newmont Mining Corp.	100,505	1,615,115
Reliance Steel & Aluminum Co.	72,977	3,941,488
Royal Gold, Inc.	32,997	1,550,199
Steel Dynamics, Inc.	212,849	3,656,746
United States Steel Corp.(a)	39,517	411,767

Total Metals & Mining		15,606,002
Multi-Utilities – 5.6%
Alliant Energy Corp.	139,371	8,151,810
Ameren Corp.	360,343	15,231,699
CenterPoint Energy, Inc.	722,265	13,029,660
CMS Energy Corp.	346,012	12,221,144
MDU Resources Group, Inc.	254,615	4,379,378
Investments	Shares	Value

SCANA Corp.	205,410	$11,556,366
TECO Energy, Inc.	418,691	10,994,826
Vectren Corp.	111,221	4,672,394

Total Multi-Utilities		80,237,277
Multiline Retail – 0.1%
Big Lots, Inc.	37,345	1,789,572
Dillard’s, Inc. Class A	3,118	272,482

Total Multiline Retail		2,062,054
Oil, Gas & Consumable Fuels – 3.5%
Cimarex Energy Co.	21,894	2,243,697
CONSOL Energy, Inc.	66,315	649,887
CVR Energy, Inc.(a)	257,848	10,584,660
Energen Corp.	4,303	214,548
HollyFrontier Corp.	261,226	12,758,278
Murphy Oil Corp.	214,689	5,195,474
QEP Resources, Inc.	28,109	352,206
SemGroup Corp. Class A	31,585	1,365,735
SM Energy Co.	8,261	264,682
Targa Resources Corp.	51,577	2,657,247
Tesoro Corp.	78,981	7,680,113
Western Refining, Inc.	124,102	5,475,380
World Fuel Services Corp.	8,686	310,959

Total Oil, Gas & Consumable Fuels		49,752,866
Personal Products – 0.3%
Avon Products, Inc.(a)	421,155	1,368,754
Edgewell Personal Care Co.	38,383	3,132,053

Total Personal Products		4,500,807
Professional Services – 1.2%
Dun & Bradstreet Corp. (The)	21,741	2,282,805
Equifax, Inc.	58,790	5,713,212
ManpowerGroup, Inc.	47,061	3,853,825
Robert Half International, Inc.	66,682	3,411,451
Towers Watson & Co. Class A	14,720	1,727,834

Total Professional Services		16,989,127
Real Estate Investment Trusts (REITs) – 15.6%
Alexandria Real Estate Equities, Inc.	48,574	4,112,761
American Campus Communities, Inc.	81,608	2,957,474
American Homes 4 Rent Class A	52,241	840,035
Apartment Investment & Management Co. Class A	85,394	3,161,286
BioMed Realty Trust, Inc.	191,474	3,825,651
Brandywine Realty Trust	142,420	1,754,614
Brixmor Property Group, Inc.	227,443	5,340,362
Camden Property Trust	63,744	4,710,682
CBL & Associates Properties, Inc.	193,002	2,653,777
Columbia Property Trust, Inc.	122,177	2,834,506
Corrections Corp. of America	133,134	3,932,778
CubeSmart	80,915	2,201,697
DCT Industrial Trust, Inc.	60,079	2,022,259
DDR Corp.	258,283	3,972,393
DiamondRock Hospitality Co.	109,293	1,207,688
Digital Realty Trust, Inc.	139,292	9,098,553

See Notes to Financial Statements.

44	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2015

Investments	Shares	Value

Douglas Emmett, Inc.	84,953	$2,439,850
Duke Realty Corp.	247,917	4,722,819
EPR Properties	72,540	3,740,888
Equity Lifestyle Properties, Inc.	44,686	2,617,259
Equity One, Inc.	90,334	2,198,730
Extra Space Storage, Inc.	76,917	5,934,916
Federal Realty Investment Trust	37,178	5,072,938
Gaming and Leisure Properties, Inc.	167,213	4,966,226
Geo Group, Inc. (The)	95,508	2,840,408
Healthcare Trust of America, Inc. Class A	113,174	2,773,895
Highwoods Properties, Inc.	73,475	2,847,156
Home Properties, Inc.	53,550	4,002,862
Hospitality Properties Trust	195,659	5,004,957
Iron Mountain, Inc.(a)	206,979	6,420,489
Kilroy Realty Corp.	34,823	2,269,067
Kimco Realty Corp.	321,016	7,842,421
Lamar Advertising Co. Class A	197,236	10,291,774
LaSalle Hotel Properties	80,619	2,288,773
Liberty Property Trust	162,101	5,107,803
Mid-America Apartment Communities, Inc.	61,656	5,047,777
National Retail Properties, Inc.	118,723	4,306,083
Omega Healthcare Investors, Inc.	140,065	4,923,285
Outfront Media, Inc.	135,901	2,826,741
Pebblebrook Hotel Trust	30,686	1,087,819
Piedmont Office Realty Trust, Inc. Class A	141,950	2,539,485
Plum Creek Timber Co., Inc.	153,787	6,076,124
Post Properties, Inc.	30,842	1,797,780
Rayonier, Inc.(a)	96,281	2,124,922
Realty Income Corp.	215,988	10,235,671
Regency Centers Corp.	57,253	3,558,274
Retail Properties of America, Inc. Class A	199,043	2,804,516
RLJ Lodging Trust	98,526	2,489,752
Senior Housing Properties Trust	289,791	4,694,614
Sovran Self Storage, Inc.	22,126	2,086,482
Spirit Realty Capital, Inc.	465,659	4,256,123
Sun Communities, Inc.	42,449	2,876,344
Sunstone Hotel Investors, Inc.	49,771	658,470
Tanger Factory Outlet Centers, Inc.	51,782	1,707,253
Taubman Centers, Inc.	38,031	2,627,181
UDR, Inc.	175,077	6,036,655
W.P. Carey, Inc.	114,968	6,646,300
Weingarten Realty Investors	95,744	3,170,084

Total Real Estate Investment Trusts (REITs)		222,587,482
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	3,136	450,863
Road & Rail – 0.6%
Con-way, Inc.	28,607	1,357,402
JB Hunt Transport Services, Inc.	44,256	3,159,879
Knight Transportation, Inc.	23,079	553,896
Landstar System, Inc.	6,443	408,937
Ryder System, Inc.	34,849	2,580,220

Total Road & Rail		8,060,334
Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 1.8%
Maxim Integrated Products, Inc.	402,665	$13,449,011
Microchip Technology, Inc.(a)	255,281	11,000,058
Teradyne, Inc.	105,052	1,891,987

Total Semiconductors & Semiconductor Equipment		26,341,056
Software – 0.5%
FactSet Research Systems, Inc.	18,832	3,009,542
Solera Holdings, Inc.	43,294	2,337,876
SS&C Technologies Holdings, Inc.	30,437	2,131,807

Total Software		7,479,225
Specialty Retail – 3.2%
Advance Auto Parts, Inc.	4,134	783,517
American Eagle Outfitters, Inc.	287,017	4,486,076
CST Brands, Inc.	17,154	577,404
Dick’s Sporting Goods, Inc.	38,719	1,920,850
DSW, Inc. Class A	66,239	1,676,509
Foot Locker, Inc.	87,431	6,292,409
GameStop Corp. Class A(a)	179,321	7,389,818
GNC Holdings, Inc. Class A	52,268	2,112,673
Penske Automotive Group, Inc.	61,322	2,970,438
Staples, Inc.	725,960	8,515,511
Tractor Supply Co.	43,283	3,649,622
Williams-Sonoma, Inc.	66,550	5,081,092

Total Specialty Retail		45,455,919
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	19,633	1,779,535
Coach, Inc.	411,374	11,901,050
Columbia Sportswear Co.	36,672	2,155,947
PVH Corp.	3,677	374,833
Wolverine World Wide, Inc.	32,280	698,539

Total Textiles, Apparel & Luxury Goods		16,909,904
Thrifts & Mortgage Finance – 0.9%
New York Community Bancorp, Inc.	584,281	10,552,115
Radian Group, Inc.	3,172	50,466
TFS Financial Corp.	117,251	2,022,580

Total Thrifts & Mortgage Finance		12,625,161
Trading Companies & Distributors – 0.6%
Air Lease Corp.	18,991	587,202
GATX Corp.	43,370	1,914,786
MSC Industrial Direct Co., Inc. Class A	38,912	2,374,799
Watsco, Inc.	27,219	3,224,907

Total Trading Companies & Distributors		8,101,694
Water Utilities – 1.0%
American Water Works Co., Inc.	165,702	9,126,866
Aqua America, Inc.	175,520	4,646,015

Total Water Utilities		13,772,881
TOTAL COMMON STOCKS (Cost: $1,438,669,542)		1,421,037,646

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2015

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree LargeCap Dividend Fund(b)
(Cost: $68,725)	952	$63,993
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
United States – 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $49,143,858)(d)	49,143,858	49,143,858
TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $1,487,882,125)		1,470,245,497
Liabilities in Excess of Cash and Other Assets – (3.2)%		(45,855,898)

NET ASSETS – 100.0%		$1,424,389,599
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $49,673,344 and the total market value of the collateral held by the Fund was $51,018,810. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,874,952.

See Notes to Financial Statements.

46	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.0%
BWX Technologies, Inc.	71,940	$1,896,338
Curtiss-Wright Corp.	18,812	1,174,245
DigitalGlobe, Inc.*	4,429	84,240
Esterline Technologies Corp.*	12,209	877,705
HEICO Corp.	14,622	714,723
Hexcel Corp.	36,872	1,654,078
Huntington Ingalls Industries, Inc.	24,908	2,668,892
Moog, Inc. Class A*	17,707	957,418
Orbital ATK, Inc.	28,680	2,061,232
Teledyne Technologies, Inc.*	14,458	1,305,557
Triumph Group, Inc.	18,076	760,638

Total Aerospace & Defense		14,155,066
Airlines – 0.6%
Allegiant Travel Co.	5,234	1,131,852
JetBlue Airways Corp.*	89,835	2,315,048
Spirit Airlines, Inc.*	22,065	1,043,675

Total Airlines		4,490,575
Auto Components – 1.1%
Cooper Tire & Rubber Co.	42,537	1,680,637
Dana Holding Corp.	67,785	1,076,426
Federal-Mogul Holdings Corp.*	2,298	15,695
Gentex Corp.	114,250	1,770,875
Tenneco, Inc.*	36,513	1,634,687
Visteon Corp.*	18,495	1,872,434

Total Auto Components		8,050,754
Automobiles – 0.2%
Thor Industries, Inc.	23,405	1,212,379
Banks – 7.9%
Associated Banc-Corp.	65,806	1,182,534
BancorpSouth, Inc.	40,104	953,272
Bank of Hawaii Corp.	19,329	1,227,198
Bank of the Ozarks, Inc.	20,479	896,161
BankUnited, Inc.	48,781	1,743,921
BOK Financial Corp.(a)	35,315	2,285,234
Cathay General Bancorp	37,715	1,129,941
City National Corp.	19,193	1,690,136
Commerce Bancshares, Inc.	41,762	1,902,677
Cullen/Frost Bankers, Inc.	25,375	1,613,342
East West Bancorp, Inc.	58,951	2,264,897
First Citizens BancShares, Inc. Class A	2,890	653,140
First Financial Bankshares, Inc.(a)	20,867	663,153
First Horizon National Corp.	137,254	1,946,262
First Niagara Financial Group, Inc.	185,181	1,890,698
First Republic Bank	58,791	3,690,311
FirstMerit Corp.	86,457	1,527,695
FNB Corp.	69,743	903,172
Fulton Financial Corp.	92,378	1,117,774
Glacier Bancorp, Inc.	29,038	766,313
Hancock Holding Co.	39,911	1,079,593
Investments	Shares	Value

Home BancShares, Inc.	21,327	863,743
Iberiabank Corp.	10,686	622,032
Investors Bancorp, Inc.	72,950	900,203
MB Financial, Inc.	15,784	515,190
PacWest Bancorp	14,789	633,117
People’s United Financial, Inc.	114,642	1,803,319
PrivateBancorp, Inc.	31,734	1,216,364
Prosperity Bancshares, Inc.	35,541	1,745,418
Signature Bank*	16,134	2,219,393
SVB Financial Group*	16,501	1,906,526
Synovus Financial Corp.	47,532	1,406,947
TCF Financial Corp.	77,129	1,169,276
Texas Capital Bancshares, Inc.*	15,074	790,179
UMB Financial Corp.	16,504	838,568
Umpqua Holdings Corp.	49,022	799,059
United Bankshares, Inc.	21,524	817,697
Valley National Bancorp	90,347	889,014
Webster Financial Corp.	39,811	1,418,466
Western Alliance Bancorp*	35,985	1,105,099
Wintrust Financial Corp.	22,034	1,177,277
Zions Bancorp	50,580	1,392,973

Total Banks		55,357,284
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*	2,270	478,085
Biotechnology – 0.4%
Myriad Genetics, Inc.*(a)	28,455	1,066,494
United Therapeutics Corp.*	10,764	1,412,667

Total Biotechnology		2,479,161
Building Products – 1.0%
A.O. Smith Corp.	27,663	1,803,351
Armstrong World Industries, Inc.*	11,082	529,055
Lennox International, Inc.	15,771	1,787,327
Owens Corning	47,859	2,005,771
USG Corp.*(a)	23,002	612,313

Total Building Products		6,737,817
Capital Markets – 2.1%
Cohen & Steers, Inc.	12,878	353,501
E*TRADE Financial Corp.*	93,046	2,449,901
Eaton Vance Corp.	51,315	1,714,947
Federated Investors, Inc. Class B(a)	29,512	852,897
GAMCO Investors, Inc. Class A	9,232	506,837
Janus Capital Group, Inc.	63,362	861,723
Legg Mason, Inc.	31,283	1,301,686
LPL Financial Holdings, Inc.(a)	28,382	1,128,752
SEI Investments Co.	52,602	2,536,994
Stifel Financial Corp.*	24,987	1,051,953
Waddell & Reed Financial, Inc. Class A	48,731	1,694,377

Total Capital Markets		14,453,568
Chemicals – 2.4%
Albemarle Corp.	45,577	2,009,946
Axiall Corp.	18,562	291,238
Balchem Corp.	5,015	304,761

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

Cabot Corp.	30,369	$958,446
Chemtura Corp.*	30,551	874,369
Cytec Industries, Inc.	28,764	2,124,221
H.B. Fuller Co.	10,350	351,279
Huntsman Corp.	136,930	1,326,852
Minerals Technologies, Inc.	10,186	490,558
NewMarket Corp.	4,478	1,598,646
Olin Corp.	20,326	341,680
PolyOne Corp.	14,768	433,293
RPM International, Inc.	42,521	1,781,205
Scotts Miracle-Gro Co. (The) Class A	22,106	1,344,487
Sensient Technologies Corp.	10,529	645,428
Valhi, Inc.(a)	66,741	126,140
Valspar Corp. (The)	29,818	2,143,318

Total Chemicals		17,145,867
Commercial Services & Supplies – 2.2%
ADT Corp. (The)	70,652	2,112,495
Clean Harbors, Inc.*	12,876	566,158
Copart, Inc.*	36,618	1,204,732
Covanta Holding Corp.	7,958	138,867
Deluxe Corp.	21,975	1,224,886
Healthcare Services Group, Inc.	3,048	102,718
HNI Corp.	10,216	438,266
KAR Auction Services, Inc.	21,342	757,641
Mobile Mini, Inc.	8,704	267,996
MSA Safety, Inc.	10,661	426,120
Pitney Bowes, Inc.	96,415	1,913,838
R.R. Donnelley & Sons Co.	80,098	1,166,227
Rollins, Inc.	43,966	1,181,366
Steelcase, Inc. Class A	37,620	692,584
UniFirst Corp.	7,763	829,166
Waste Connections, Inc.	37,813	1,836,956
West Corp.	36,440	816,256

Total Commercial Services & Supplies		15,676,272
Communications Equipment – 1.2%
Arista Networks, Inc.*(a)	7,341	449,196
ARRIS Group, Inc.*	37,512	974,187
Brocade Communications Systems, Inc.	201,903	2,095,753
CommScope Holding Co., Inc.*	58,517	1,757,265
EchoStar Corp. Class A*	15,988	687,964
Plantronics, Inc.	15,647	795,650
Ubiquiti Networks, Inc.(a)	41,549	1,408,095

Total Communications Equipment		8,168,110
Construction & Engineering – 1.1%
AECOM*	49,540	1,362,845
EMCOR Group, Inc.	28,402	1,256,789
Jacobs Engineering Group, Inc.*	57,042	2,135,082
MasTec, Inc.*	49,837	788,920
Quanta Services, Inc.*	87,625	2,121,401

Total Construction & Engineering		7,665,037
Construction Materials – 0.1%
Eagle Materials, Inc.	13,817	945,359
Investments	Shares	Value

Consumer Finance – 1.7%
Credit Acceptance Corp.*	12,349	2,431,148
Nelnet, Inc. Class A	47,452	1,642,314
PRA Group, Inc.*	20,909	1,106,504
Santander Consumer USA Holdings, Inc.*	245,382	5,010,700
SLM Corp.*	114,617	848,166
Springleaf Holdings, Inc.*	17,518	765,887

Total Consumer Finance		11,804,719
Containers & Packaging – 2.2%
AptarGroup, Inc.	21,275	1,403,299
Avery Dennison Corp.	33,033	1,868,677
Bemis Co., Inc.	40,022	1,583,671
Berry Plastics Group, Inc.*	14,255	428,648
Crown Holdings, Inc.*	67,930	3,107,797
Graphic Packaging Holding Co.	120,311	1,538,778
Greif, Inc. Class A	15,505	494,765
Owens-Illinois, Inc.*	94,032	1,948,343
Silgan Holdings, Inc.	23,887	1,243,079
Sonoco Products Co.	41,856	1,579,645

Total Containers & Packaging		15,196,702
Distributors – 0.1%
Pool Corp.	12,682	916,909
Diversified Consumer Services – 0.6%
Apollo Education Group, Inc.*	51,203	566,305
Bright Horizons Family Solutions, Inc.*	12,277	788,675
DeVry Education Group, Inc.	25,482	693,365
Graham Holdings Co. Class B	1,236	713,172
Grand Canyon Education, Inc.*	16,521	627,633
Service Corp. International	6,134	166,232
ServiceMaster Global Holdings, Inc.*	4,888	163,992
Sotheby’s	23,739	759,173

Total Diversified Consumer Services		4,478,547
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.	20,264	1,359,309
MarketAxess Holdings, Inc.	6,736	625,639
MSCI, Inc.	30,145	1,792,422

Total Diversified Financial Services		3,777,370
Diversified Telecommunication Services – 0.0%
Windstream Holdings, Inc.(a)	16,530	101,494
Electric Utilities – 2.6%
ALLETE, Inc.	17,438	880,445
Cleco Corp.	22,033	1,173,037
Great Plains Energy, Inc.	72,852	1,968,461
Hawaiian Electric Industries, Inc.	36,068	1,034,791
IDACORP, Inc.	21,553	1,394,695
ITC Holdings Corp.	49,813	1,660,765
Pepco Holdings, Inc.	74,985	1,816,137
Pinnacle West Capital Corp.	42,937	2,753,979
PNM Resources, Inc.	25,289	709,356
Portland General Electric Co.	36,404	1,345,856
UIL Holdings Corp.	20,921	1,051,699

See Notes to Financial Statements.

48	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

Westar Energy, Inc.	62,201	$2,391,006

Total Electric Utilities		18,180,227
Electrical Equipment – 1.0%
Acuity Brands, Inc.	9,565	1,679,423
Babcock & Wilcox Enterprises, Inc.*	35,970	604,296
EnerSys	24,800	1,328,784
Generac Holdings, Inc.*(a)	27,774	835,720
Hubbell, Inc. Class B	22,832	1,939,578
Regal Beloit Corp.	16,545	933,965

Total Electrical Equipment		7,321,766
Electronic Equipment, Instruments & Components – 3.7%
Anixter International, Inc.*	18,504	1,069,161
Arrow Electronics, Inc.*	63,340	3,501,435
Avnet, Inc.	91,027	3,885,032
AVX Corp.	81,061	1,061,089
Belden, Inc.	7,502	350,268
CDW Corp.	52,258	2,135,262
Cognex Corp.	20,282	697,092
Dolby Laboratories, Inc. Class A	33,679	1,097,935
FEI Co.	9,196	671,676
FLIR Systems, Inc.	34,884	976,403
Ingram Micro, Inc. Class A	69,354	1,889,203
IPG Photonics Corp.*	17,167	1,304,177
Jabil Circuit, Inc.	1,991	44,539
Littelfuse, Inc.	7,784	709,512
National Instruments Corp.	26,149	726,681
Sanmina Corp.*	59,866	1,279,336
SYNNEX Corp.	16,713	1,421,608
Tech Data Corp.*	23,040	1,578,240
Vishay Intertechnology, Inc.	70,944	687,447
Zebra Technologies Corp. Class A*	12,147	929,853

Total Electronic Equipment, Instruments & Components		26,015,949
Energy Equipment & Services – 1.4%
Atwood Oceanics, Inc.(a)	82,441	1,220,951
Bristow Group, Inc.	14,011	366,528
Diamond Offshore Drilling, Inc.(a)	73,763	1,276,100
Dril-Quip, Inc.*	19,879	1,157,356
Exterran Holdings, Inc.	6,855	123,390
Forum Energy Technologies, Inc.*	65,719	802,429
Helix Energy Solutions Group, Inc.*	70,151	336,023
Oceaneering International, Inc.	50,836	1,996,838
Oil States International, Inc.*	23,918	624,977
Patterson-UTI Energy, Inc.	56,903	747,706
RPC, Inc.	129,251	1,143,871

Total Energy Equipment & Services		9,796,169
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.	10,915	1,123,372
Fresh Market, Inc. (The)*	7,980	180,268
PriceSmart, Inc.	7,397	572,084
Rite Aid Corp.*	367,740	2,232,182
Sprouts Farmers Market, Inc.*	22,839	481,903
SUPERVALU, Inc.*	154,196	1,107,127
Investments	Shares	Value

United Natural Foods, Inc.*	11,298	548,066

Total Food & Staples Retailing		6,245,002
Food Products – 2.2%
Cal-Maine Foods, Inc.(a)	22,364	1,221,298
Darling Ingredients, Inc.*	7,790	87,560
Flowers Foods, Inc.	69,824	1,727,446
Hain Celestial Group, Inc. (The)*	16,057	828,541
Ingredion, Inc.	34,410	3,004,337
J&J Snack Foods Corp.	4,864	552,842
Lancaster Colony Corp.	7,497	730,807
Pinnacle Foods, Inc.	54,965	2,301,934
Sanderson Farms, Inc.(a)	16,247	1,114,057
Seaboard Corp.*	525	1,616,475
Snyder’s-Lance, Inc.	13,267	447,496
TreeHouse Foods, Inc.*	6,911	537,607
WhiteWave Foods Co. (The)*	26,793	1,075,739

Total Food Products		15,246,139
Gas Utilities – 2.5%
AGL Resources, Inc.	67,875	4,143,090
Atmos Energy Corp.	42,879	2,494,700
Laclede Group, Inc. (The)	11,636	634,511
National Fuel Gas Co.	35,772	1,787,884
New Jersey Resources Corp.	34,843	1,046,335
ONE Gas, Inc.	17,811	807,373
Piedmont Natural Gas Co., Inc.	27,599	1,105,892
Questar Corp.	73,282	1,422,404
Southwest Gas Corp.	19,300	1,125,576
UGI Corp.	66,030	2,299,165
WGL Holdings, Inc.	12,571	724,969

Total Gas Utilities		17,591,899
Health Care Equipment & Supplies – 0.9%
Align Technology, Inc.*	18,776	1,065,726
Globus Medical, Inc. Class A*	27,087	559,617
Hill-Rom Holdings, Inc.	9,732	505,967
NuVasive, Inc.*	487	23,483
Sirona Dental Systems, Inc.*	14,251	1,330,188
STERIS Corp.	13,425	872,222
Teleflex, Inc.	10,275	1,276,258
West Pharmaceutical Services, Inc.	16,521	894,117

Total Health Care Equipment & Supplies		6,527,578
Health Care Providers & Services – 2.1%
Acadia Healthcare Co., Inc.*	8,583	568,795
Amsurg Corp.*	6,364	494,546
Centene Corp.*	29,106	1,578,418
Community Health Systems, Inc.*	13,615	582,314
Envision Healthcare Holdings, Inc.*	17,249	634,591
Health Net, Inc.*	22,021	1,326,105
HealthSouth Corp.	23,648	907,374
LifePoint Health, Inc.*	14,084	998,556
MEDNAX, Inc.*	33,877	2,601,415
Molina Healthcare, Inc.*	2,914	200,629
Owens & Minor, Inc.	15,708	501,714

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

Patterson Cos., Inc.	32,248	$1,394,726
Team Health Holdings, Inc.*	14,674	792,836
VCA, Inc.*	21,193	1,115,811
WellCare Health Plans, Inc.*	8,225	708,830

Total Health Care Providers & Services		14,406,660
Health Care Technology – 0.0%
Medidata Solutions, Inc.*	380	16,002
Veeva Systems, Inc. Class A*	7,665	179,437

Total Health Care Technology		195,439
Hotels, Restaurants & Leisure – 2.1%
Bloomin’ Brands, Inc.	40,550	737,199
Brinker International, Inc.	23,105	1,216,940
Buffalo Wild Wings, Inc.*	3,947	763,468
Cheesecake Factory, Inc. (The)	16,218	875,123
Choice Hotels International, Inc.	16,018	763,258
Cracker Barrel Old Country Store, Inc.(a)	7,494	1,103,716
DineEquity, Inc.	5,459	500,372
Domino’s Pizza, Inc.	11,896	1,283,698
Dunkin’ Brands Group, Inc.	24,945	1,222,305
Jack in the Box, Inc.	9,827	757,072
Marriott Vacations Worldwide Corp.	8,294	565,153
Panera Bread Co. Class A*	7,788	1,506,277
Papa John’s International, Inc.	8,620	590,298
Six Flags Entertainment Corp.	20,664	945,998
Texas Roadhouse, Inc.	18,108	673,618
Vail Resorts, Inc.	2,424	253,744
Wendy’s Co. (The)	78,344	677,676

Total Hotels, Restaurants & Leisure		14,435,915
Household Durables – 1.5%
Leggett & Platt, Inc.	32,997	1,361,126
NVR, Inc.*	1,646	2,510,512
Standard Pacific Corp.*	166,686	1,333,488
Taylor Morrison Home Corp. Class A*	29,207	545,003
Tempur Sealy International, Inc.*	14,115	1,008,234
Toll Brothers, Inc.*	64,761	2,217,417
TRI Pointe Group, Inc.*	4,759	62,295
Tupperware Brands Corp.	25,587	1,266,301

Total Household Durables		10,304,376
Household Products – 0.2%
Spectrum Brands Holdings, Inc.	16,247	1,486,763
Independent Power and Renewable Electricity Producers – 0.0%
NRG Yield, Inc. Class A(a)	2,929	32,658
NRG Yield, Inc. Class C(a)	2,929	34,006

Total Independent Power and Renewable Electricity Producers		66,664
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	21,280	1,859,446
Insurance – 6.6%
American Equity Investment Life Holding Co.	34,655	807,808
American Financial Group, Inc.	48,200	3,321,462
American National Insurance Co.	14,026	1,369,499
AmTrust Financial Services, Inc.	50,078	3,153,912
Investments	Shares	Value
Assurant, Inc.	50,412	3,983,052
Brown & Brown, Inc.	48,543	1,503,377
CNO Financial Group, Inc.	144,782	2,723,349
First American Financial Corp.	42,597	1,664,265
Genworth Financial, Inc. Class A*	200,170	924,785
Hanover Insurance Group, Inc. (The)	21,225	1,649,183
HCC Insurance Holdings, Inc.	52,606	4,075,387
MBIA, Inc.*	484,180	2,943,814
Mercury General Corp.	19,016	960,498
Old Republic International Corp.	130,898	2,047,245
Primerica, Inc.	22,403	1,009,703
ProAssurance Corp.	26,858	1,317,922
Reinsurance Group of America, Inc.	40,251	3,646,338
RLI Corp.	17,110	915,898
StanCorp Financial Group, Inc.	22,921	2,617,578
Symetra Financial Corp.	68,337	2,162,183
W.R. Berkley Corp.	66,921	3,638,495

Total Insurance		46,435,753
Internet & Catalog Retail – 0.1%
HSN, Inc.	16,148	924,312
Internet Software & Services – 0.6%
CoStar Group, Inc.*	1,886	326,391
GrubHub, Inc.*	2,988	72,728
HomeAway, Inc.*	2,938	77,975
IAC/InterActiveCorp	31,551	2,059,334
j2 Global, Inc.	13,531	958,671
Rackspace Hosting, Inc.*	14,479	357,342
Shutterstock, Inc.*(a)	2,642	79,894

Total Internet Software & Services		3,932,335
IT Services – 3.5%
Booz Allen Hamilton Holding Corp.	62,899	1,648,583
Broadridge Financial Solutions, Inc.	40,710	2,253,299
CACI International, Inc. Class A*	10,533	779,126
Convergys Corp.	20,759	479,741
CoreLogic, Inc.*	21,976	818,166
DST Systems, Inc.	16,482	1,732,917
EPAM Systems, Inc.*	9,804	730,594
Euronet Worldwide, Inc.*	11,970	886,857
Global Payments, Inc.	22,321	2,560,888
Heartland Payment Systems, Inc.	9,723	612,646
Jack Henry & Associates, Inc.	23,090	1,607,295
MAXIMUS, Inc.	20,125	1,198,645
Sabre Corp.	12,489	339,451
Science Applications International Corp.	17,052	685,661
Syntel, Inc.*	39,454	1,787,661
Teradata Corp.*	62,561	1,811,767
Total System Services, Inc.	56,070	2,547,260
Vantiv, Inc. Class A*	21,544	967,756
WEX, Inc.*	14,158	1,229,481

Total IT Services		24,677,794
Leisure Products – 1.2%
Brunswick Corp.	115,509	5,531,726

See Notes to Financial Statements.

50	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

Vista Outdoor, Inc.*	57,107	$2,537,264

Total Leisure Products		8,068,990
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A*	5,143	690,756
Bio-Techne Corp.	8,303	767,696
Bruker Corp.*	23,507	386,220
Charles River Laboratories International, Inc.*	13,756	873,781
PAREXEL International Corp.*	18,276	1,131,650
PerkinElmer, Inc.	34,991	1,608,186

Total Life Sciences Tools & Services		5,458,289
Machinery – 5.9%
AGCO Corp.	81,324	3,792,138
Allison Transmission Holdings, Inc.	48,110	1,284,056
Barnes Group, Inc.	23,014	829,655
CLARCOR, Inc.	14,913	711,052
Colfax Corp.*	48,703	1,456,707
Crane Co.	25,203	1,174,712
Donaldson Co., Inc.	48,689	1,367,187
Graco, Inc.	20,573	1,379,008
Hillenbrand, Inc.	24,446	635,840
IDEX Corp.	27,287	1,945,563
ITT Corp.	31,713	1,060,166
Joy Global, Inc.	41,385	617,878
Kennametal, Inc.	33,358	830,281
Lincoln Electric Holdings, Inc.	28,062	1,471,291
Manitowoc Co., Inc. (The)	59,952	899,280
Middleby Corp. (The)*	13,829	1,454,672
Nordson Corp.	22,364	1,407,590
Oshkosh Corp.	45,006	1,635,068
Rexnord Corp.*	31,580	536,228
SPX Corp.	14,437	172,089
SPX FLOW, Inc.*	14,437	497,066
Terex Corp.	72,885	1,307,557
Timken Co. (The)	28,117	772,936
Toro Co. (The)	19,546	1,378,775
Trinity Industries, Inc.	146,083	3,311,702
Valmont Industries, Inc.	10,711	1,016,367
WABCO Holdings, Inc.*	45,128	4,730,768
Watts Water Technologies, Inc. Class A	8,361	441,628
Woodward, Inc.	24,283	988,318
Xylem, Inc.	58,217	1,912,428

Total Machinery		41,018,006
Marine – 0.2%
Kirby Corp.*	22,567	1,398,026
Media – 3.7%
AMC Entertainment Holdings, Inc. Class A	90,002	2,267,150
AMC Networks, Inc. Class A*	26,555	1,943,029
Cable One, Inc.*	1,236	518,403
Cablevision Systems Corp. Class A	69,565	2,258,776
Cinemark Holdings, Inc.	31,523	1,024,182
Discovery Communications, Inc. Class A*(a)	187,825	4,889,085
John Wiley & Sons, Inc. Class A	20,464	1,023,814
Investments	Shares	Value

Liberty Media Corp. Class A*	135,204	4,829,487
Live Nation Entertainment, Inc.*	1,648	39,618
Loral Space & Communications, Inc.*	1,611	75,846
Madison Square Garden Co. (The) Class A*	19,348	1,395,765
Meredith Corp.	14,966	637,252
Morningstar, Inc.	12,884	1,034,070
Regal Entertainment Group Class A	27,432	512,704
Sinclair Broadcast Group, Inc. Class A	33,695	853,158
Starz Class A*	66,254	2,473,924
Time, Inc.	8,617	164,154

Total Media		25,940,417
Metals & Mining – 1.1%
Carpenter Technology Corp.	21,131	629,070
Century Aluminum Co.*	11,885	54,671
Commercial Metals Co.	47,705	646,403
Compass Minerals International, Inc.	11,527	903,371
Reliance Steel & Aluminum Co.	43,906	2,371,363
Royal Gold, Inc.	7,154	336,095
Steel Dynamics, Inc.	89,486	1,537,370
United States Steel Corp.(a)	79,708	830,557
Worthington Industries, Inc.	26,101	691,154

Total Metals & Mining		8,000,054
Multi-Utilities – 1.4%
Alliant Energy Corp.	45,152	2,640,940
Avista Corp.	28,185	937,151
Black Hills Corp.	16,893	698,357
MDU Resources Group, Inc.	100,468	1,728,049
NorthWestern Corp.	14,960	805,297
TECO Energy, Inc.	83,538	2,193,708
Vectren Corp.	26,284	1,104,191

Total Multi-Utilities		10,107,693
Multiline Retail – 0.5%
Big Lots, Inc.	22,064	1,057,307
Burlington Stores, Inc.*	8,311	424,193
Dillard’s, Inc. Class A	20,064	1,753,393

Total Multiline Retail		3,234,893
Oil, Gas & Consumable Fuels – 3.0%
CVR Energy, Inc.(a)	35,249	1,446,972
Denbury Resources, Inc.(a)	399,176	973,990
Diamondback Energy, Inc.*	15,397	994,646
Energen Corp.	12,646	630,530
EP Energy Corp. Class A*(a)	126,535	651,655
Gulfport Energy Corp.*	33,247	986,771
Newfield Exploration Co.*	91,611	3,014,002
PBF Energy, Inc. Class A	70,623	1,993,687
QEP Resources, Inc.	72,852	912,836
Rice Energy, Inc.*	31,202	504,224
SemGroup Corp. Class A	2,768	119,688
SM Energy Co.	73,317	2,349,077
Targa Resources Corp.	7,531	387,997
Western Refining, Inc.	80,832	3,566,308
Whiting Petroleum Corp.*	90,375	1,380,026

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

World Fuel Services Corp.	30,998	$1,109,728

Total Oil, Gas & Consumable Fuels		21,022,137
Paper & Forest Products – 0.5%
Domtar Corp.	77,985	2,787,964
KapStone Paper and Packaging Corp.	45,343	748,613

Total Paper & Forest Products		3,536,577
Personal Products – 0.3%
Avon Products, Inc.	69,117	224,630
Nu Skin Enterprises, Inc. Class A	47,141	1,945,981

Total Personal Products		2,170,611
Pharmaceuticals – 0.1%
Akorn, Inc.*	3,099	88,337
Impax Laboratories, Inc.*	10,959	385,866

Total Pharmaceuticals		474,203
Professional Services – 0.9%
CEB, Inc.	4,833	330,287
Dun & Bradstreet Corp. (The)	17,666	1,854,930
ManpowerGroup, Inc.	44,586	3,651,148
TriNet Group, Inc.*	2,247	37,750
WageWorks, Inc.*	2,656	119,732

Total Professional Services		5,993,847
Real Estate Investment Trusts (REITs) – 5.6%
Acadia Realty Trust	14,941	449,276
Alexander’s, Inc.	1,068	399,432
Alexandria Real Estate Equities, Inc.	9,816	831,121
American Campus Communities, Inc.	9,875	357,870
Apartment Investment & Management Co. Class A	56,452	2,089,853
BioMed Realty Trust, Inc.	20,468	408,951
Brandywine Realty Trust	8,553	105,373
Camden Property Trust	14,357	1,060,982
CBL & Associates Properties, Inc.	37,691	518,251
Columbia Property Trust, Inc.	14,380	333,616
Communications Sales & Leasing, Inc.	19,834	355,029
Corporate Office Properties Trust	7,917	166,494
Corrections Corp. of America	39,273	1,160,124
CubeSmart	5,906	160,702
DCT Industrial Trust, Inc.	1,906	64,156
DiamondRock Hospitality Co.	48,801	539,251
Douglas Emmett, Inc.	10,407	298,889
Duke Realty Corp.	78,754	1,500,264
DuPont Fabros Technology, Inc.	14,500	375,260
EastGroup Properties, Inc.	4,961	268,787
EPR Properties	20,058	1,034,391
Equity Commonwealth*	3,090	84,172
Equity Lifestyle Properties, Inc.	15,487	907,073
Equity One, Inc.	12,927	314,643
Extra Space Storage, Inc.	24,554	1,894,587
First Industrial Realty Trust, Inc.	4,482	93,898
Gaming and Leisure Properties, Inc.	36,018	1,069,735
Geo Group, Inc. (The)	23,468	697,938
Healthcare Realty Trust, Inc.	8,108	201,484
Healthcare Trust of America, Inc. Class A	6,884	168,727
Investments	Shares	Value

Highwoods Properties, Inc.	16,337	633,059
Home Properties, Inc.	9,775	730,681
Hospitality Properties Trust	33,243	850,356
Kilroy Realty Corp.	2,287	149,021
Lamar Advertising Co. Class A	7,653	399,333
LaSalle Hotel Properties	32,575	924,804
Lexington Realty Trust(a)	12,460	100,926
Liberty Property Trust	20,023	630,925
Medical Properties Trust, Inc.	23,769	262,885
Mid-America Apartment Communities, Inc.	8,527	698,105
National Health Investors, Inc.	9,765	561,390
National Retail Properties, Inc.	25,787	935,294
Omega Healthcare Investors, Inc.	36,837	1,294,820
Outfront Media, Inc.	84,345	1,754,376
Pebblebrook Hotel Trust	6,931	245,704
Piedmont Office Realty Trust, Inc. Class A	13,912	248,886
Post Properties, Inc.	24,369	1,420,469
PS Business Parks, Inc.	4,439	352,368
Rayonier, Inc.(a)	34,746	766,844
Regency Centers Corp.	11,711	727,839
RLJ Lodging Trust	26,504	669,756
Ryman Hospitality Properties, Inc.	11,675	574,760
Senior Housing Properties Trust	58,851	953,386
Sovran Self Storage, Inc.	6,472	610,310
Strategic Hotels & Resorts, Inc.*	84,151	1,160,442
Sun Communities, Inc.	4,238	287,167
Sunstone Hotel Investors, Inc.	22,566	298,548
Tanger Factory Outlet Centers, Inc.	14,004	461,712
W.P. Carey, Inc.	10,712	619,261
Weingarten Realty Investors	38,015	1,258,677
WP GLIMCHER, Inc.	54,707	637,884

Total Real Estate Investment Trusts (REITs)		39,130,317
Real Estate Management & Development – 0.7%
Jones Lang LaSalle, Inc.	16,095	2,313,978
Kennedy-Wilson Holdings, Inc.	11,142	247,018
Realogy Holdings Corp.*	70,622	2,657,506

Total Real Estate Management & Development		5,218,502
Road & Rail – 1.6%
AMERCO	8,927	3,512,507
Avis Budget Group, Inc.*	21,478	938,159
Con-way, Inc.	18,862	895,002
Genesee & Wyoming, Inc. Class A*	19,324	1,141,662
Heartland Express, Inc.	16,026	319,558
Knight Transportation, Inc.	17,304	415,296
Landstar System, Inc.	12,280	779,412
Old Dominion Freight Line, Inc.*	21,955	1,339,255
Ryder System, Inc.	16,213	1,200,410
Swift Transportation Co.*	37,774	567,365
Werner Enterprises, Inc.	17,566	440,907

Total Road & Rail		11,549,533
Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.*(a)	12,364	21,266
Atmel Corp.	36,203	292,158

See Notes to Financial Statements.

52	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

Cree, Inc.*(a)	24,997	$605,677
Fairchild Semiconductor International, Inc.*	3,664	51,443
First Solar, Inc.*	45,485	1,944,484
Integrated Device Technology, Inc.*	24,215	491,564
Microsemi Corp.*	6,008	197,183
MKS Instruments, Inc.	20,072	673,014
ON Semiconductor Corp.*	148,409	1,395,045
Qorvo, Inc.*	12,342	556,007
Silicon Laboratories, Inc.*	6,826	283,552
SunPower Corp.*	41,488	831,419
Synaptics, Inc.*	8,634	711,960
Teradyne, Inc.	64,757	1,166,274

Total Semiconductors & Semiconductor Equipment		9,221,046
Software – 2.4%
ACI Worldwide, Inc.*	27,301	576,597
Aspen Technology, Inc.*	21,364	809,909
Blackbaud, Inc.	5,959	334,419
Cadence Design Systems, Inc.*	51,693	1,069,011
CommVault Systems, Inc.*	8,072	274,125
FactSet Research Systems, Inc.	11,237	1,795,785
Fair Isaac Corp.	9,607	811,791
Fortinet, Inc.*	7,775	330,282
Guidewire Software, Inc.*	2,618	137,654
Manhattan Associates, Inc.*	13,799	859,678
Mentor Graphics Corp.	50,807	1,251,376
PTC, Inc.*	32,001	1,015,712
Rovi Corp.*	1,153	12,095
SolarWinds, Inc.*	10,595	415,748
SS&C Technologies Holdings, Inc.	15,922	1,115,177
Synopsys, Inc.*	42,009	1,939,976
Take-Two Interactive Software, Inc.*	96,512	2,772,790
Tyler Technologies, Inc.*	3,447	514,672
Ultimate Software Group, Inc. (The)*	2,157	386,125
Verint Systems, Inc.*	7,456	321,726

Total Software		16,744,648
Specialty Retail – 3.9%
Aaron’s, Inc.	19,570	706,673
Abercrombie & Fitch Co. Class A(a)	7,381	156,403
American Eagle Outfitters, Inc.	24,094	376,589
Asbury Automotive Group, Inc.*	12,262	995,061
Ascena Retail Group, Inc.*	83,076	1,155,587
Buckle, Inc. (The)(a)	23,123	854,857
Cabela’s, Inc.*	29,495	1,344,972
Chico’s FAS, Inc.	41,721	656,271
CST Brands, Inc.	23,400	787,644
Dick’s Sporting Goods, Inc.	46,691	2,316,341
DSW, Inc. Class A	29,709	751,935
Five Below, Inc.*(a)	7,457	250,406
GameStop Corp. Class A(a)	85,311	3,515,666
Genesco, Inc.*	9,111	519,965
GNC Holdings, Inc. Class A	41,858	1,691,900
Group 1 Automotive, Inc.	7,741	659,146
Guess?, Inc.	43,371	926,405
Investments	Shares	Value

Lithia Motors, Inc. Class A	10,546	1,140,128
Mattress Firm Holding Corp.*(a)	5,888	245,883
Men’s Wearhouse, Inc. (The)	6,027	256,268
Michaels Cos., Inc. (The)*	62,110	1,434,741
Murphy USA, Inc.*	19,331	1,062,239
Penske Automotive Group, Inc.	42,521	2,059,717
Restoration Hardware Holdings, Inc.*	5,409	504,714
Sally Beauty Holdings, Inc.*	56,152	1,333,610
Urban Outfitters, Inc.*	53,720	1,578,294

Total Specialty Retail		27,281,415
Technology Hardware, Storage & Peripherals – 0.5%
3D Systems Corp.*(a)	4,609	53,234
Diebold, Inc.	15,847	471,765
Electronics For Imaging, Inc.*	14,808	640,890
Lexmark International, Inc. Class A	26,917	780,055
NCR Corp.*	66,772	1,519,063

Total Technology Hardware, Storage & Peripherals		3,465,007
Textiles, Apparel & Luxury Goods – 1.6%
Carter’s, Inc.	14,743	1,336,306
Columbia Sportswear Co.	19,166	1,126,769
Deckers Outdoor Corp.*	13,030	756,522
Fossil Group, Inc.*	24,523	1,370,345
G-III Apparel Group Ltd.*	12,141	748,614
Iconix Brand Group, Inc.*	19,294	260,855
lululemon athletica, Inc.*	32,515	1,646,885
Skechers U.S.A., Inc. Class A*	15,953	2,138,978
Steven Madden Ltd.*	28,075	1,028,106
Wolverine World Wide, Inc.	31,923	690,814

Total Textiles, Apparel & Luxury Goods		11,104,194
Thrifts & Mortgage Finance – 1.3%
EverBank Financial Corp.	45,131	871,028
Hudson City Bancorp, Inc.	118,245	1,202,552
MGIC Investment Corp.*	128,196	1,187,095
Nationstar Mortgage Holdings, Inc.*(a)	33,773	468,432
Ocwen Financial Corp.*(a)	51,847	347,893
Radian Group, Inc.	206,003	3,277,508
TFS Financial Corp.	29,656	511,566
Washington Federal, Inc.	49,755	1,131,926

Total Thrifts & Mortgage Finance		8,998,000
Tobacco – 0.1%
Vector Group Ltd.	19,836	448,482
Trading Companies & Distributors – 1.2%
Air Lease Corp.	53,340	1,649,273
Applied Industrial Technologies, Inc.	18,092	690,210
GATX Corp.	19,167	846,223
HD Supply Holdings, Inc.*	10,331	295,673
MRC Global, Inc.*	70,299	783,834
MSC Industrial Direct Co., Inc. Class A	21,300	1,299,939
NOW, Inc.*(a)	39,804	589,099
Watsco, Inc.	9,130	1,081,722
WESCO International, Inc.*	25,698	1,194,186

Total Trading Companies & Distributors		8,430,159

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	53

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2015

Investments	Shares	Value

Water Utilities – 0.2%
Aqua America, Inc.	58,189	$1,540,263
TOTAL COMMON STOCKS (Cost: $709,627,824)		698,496,570
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $1,426,283)	18,467	1,432,670
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
United States – 3.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $24,608,659)(d)	24,608,659	24,608,659
TOTAL INVESTMENTS IN SECURITIES – 103.4% (Cost: $735,662,766)		724,537,899
Liabilities in Excess of Cash and Other Assets – (3.4)%		(23,778,624)

NET ASSETS – 100.0%		$700,759,275

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $24,450,228 and the total market value of the collateral held by the Fund was $25,104,271. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $495,612.

See Notes to Financial Statements.

54	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 0.4%
AAR Corp.	44,804	$849,932
American Science & Engineering, Inc.	34,001	1,209,076
Cubic Corp.	12,364	518,546
HEICO Corp.	6,296	307,748
HEICO Corp. Class A	10,932	496,422
National Presto Industries, Inc.	12,431	1,047,436

Total Aerospace & Defense		4,429,160
Air Freight & Logistics – 0.1%
Forward Air Corp.	30,377	1,260,342
Park-Ohio Holdings Corp.	10,529	303,867

Total Air Freight & Logistics		1,564,209
Airlines – 0.1%
SkyWest, Inc.	71,378	1,190,585
Auto Components – 0.8%
Cooper Tire & Rubber Co.	83,338	3,292,685
Remy International, Inc.	71,937	2,104,157
Spartan Motors, Inc.	66,829	276,004
Standard Motor Products, Inc.	33,672	1,174,479
Strattec Security Corp.	1,756	110,733
Superior Industries International, Inc.	101,051	1,887,633

Total Auto Components		8,845,691
Banks – 9.0%
1st Source Corp.	22,813	702,640
Access National Corp.	14,037	285,934
American National Bankshares, Inc.	11,159	261,679
Ameris Bancorp	8,791	252,741
Arrow Financial Corp.	17,897	477,848
Banc of California, Inc.	56,634	694,899
BancFirst Corp.	12,582	793,924
BancorpSouth, Inc.	50,824	1,208,086
Bank of Hawaii Corp.	52,450	3,330,050
Banner Corp.	12,501	597,173
Bar Harbor Bankshares	6,468	206,911
BBCN Bancorp, Inc.	88,492	1,329,150
Berkshire Hills Bancorp, Inc.	30,092	828,734
Boston Private Financial Holdings, Inc.	78,316	916,297
Bridge Bancorp, Inc.	16,004	427,467
Bryn Mawr Bank Corp.	13,524	420,191
C&F Financial Corp.	4,357	159,466
Camden National Corp.	7,979	322,352
Capital City Bank Group, Inc.	3,259	48,624
Cardinal Financial Corp.	26,123	601,090
Cathay General Bancorp	49,421	1,480,653
Centerstate Banks, Inc.	6,169	90,684
Central Pacific Financial Corp.	28,725	602,363
Century Bancorp, Inc. Class A	2,228	90,813
Chemical Financial Corp.	42,050	1,360,317
City Holding Co.	20,886	1,029,680
CNB Financial Corp.	18,854	342,577
Investments	Shares	Value

CoBiz Financial, Inc.	21,542	280,261
Columbia Banking System, Inc.	48,927	1,527,012
Community Bank System, Inc.	50,181	1,865,228
Community Trust Bancorp, Inc.	21,803	774,225
ConnectOne Bancorp, Inc.	20,078	387,505
CVB Financial Corp.	105,079	1,754,819
Enterprise Bancorp, Inc.	7,582	158,995
Enterprise Financial Services Corp.	9,876	248,579
Fidelity Southern Corp.	18,716	395,656
Financial Institutions, Inc.	17,677	438,036
First Bancorp	13,215	224,655
First Bancorp, Inc.	18,590	355,069
First Busey Corp.	34,270	680,945
First Business Financial Services, Inc.	5,542	130,348
First Commonwealth Financial Corp.	113,988	1,036,151
First Community Bancshares, Inc.	23,232	415,853
First Connecticut Bancorp, Inc.	7,951	128,170
First Financial Bancorp	86,678	1,653,816
First Financial Bankshares, Inc.(a)	47,227	1,500,874
First Financial Corp.	14,260	461,311
First Interstate BancSystem, Inc. Class A	19,067	530,825
First Merchants Corp.	20,527	538,218
First Midwest Bancorp, Inc.	55,276	969,541
Flushing Financial Corp.	34,528	691,251
FNB Corp.	252,658	3,271,921
Fulton Financial Corp.	189,203	2,289,356
German American Bancorp, Inc.	10,677	312,516
Glacier Bancorp, Inc.	72,938	1,924,834
Great Southern Bancorp, Inc.	11,313	489,853
Guaranty Bancorp	12,114	199,518
Hancock Holding Co.	101,009	2,732,293
Hanmi Financial Corp.	16,379	412,751
Heartland Financial USA, Inc.	10,899	395,525
Heritage Commerce Corp.	26,044	295,339
Heritage Financial Corp.	24,180	455,068
Home BancShares, Inc.	33,202	1,344,681
Horizon Bancorp	7,166	170,193
Iberiabank Corp.	27,599	1,606,538
Independent Bank Corp.	37,283	1,230,845
Independent Bank Group, Inc.	4,085	156,987
International Bancshares Corp.	58,240	1,457,747
Lakeland Bancorp, Inc.	38,664	429,557
Lakeland Financial Corp.	12,609	569,296
LegacyTexas Financial Group, Inc.	33,854	1,031,870
Macatawa Bank Corp.	18,143	93,981
MainSource Financial Group, Inc.	19,749	402,090
MB Financial, Inc.	51,357	1,676,292
Mercantile Bank Corp.	14,825	308,063
Merchants Bancshares, Inc.	8,920	262,248
MidSouth Bancorp, Inc.	10,089	118,041
MidWestOne Financial Group, Inc.	7,862	230,042
MutualFirst Financial, Inc.	4,777	112,976
National Bank Holdings Corp. Class A	15,325	314,622
National Penn Bancshares, Inc.	246,158	2,892,356

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

NBT Bancorp, Inc.	57,048	$1,536,873
Northrim BanCorp, Inc.	6,457	186,801
Old National Bancorp	138,807	1,933,582
Pacific Continental Corp.	29,576	393,657
Park National Corp.	26,072	2,352,216
Park Sterling Corp.	24,803	168,660
Peapack Gladstone Financial Corp.	6,105	129,243
Penns Woods Bancorp, Inc.	7,356	301,008
Peoples Bancorp, Inc.	13,426	279,127
Peoples Financial Services Corp.	7,542	263,442
Pinnacle Financial Partners, Inc.	11,255	556,110
Preferred Bank	8,196	258,994
Premier Financial Bancorp, Inc.	9,755	138,911
PrivateBancorp, Inc.	3,577	137,106
QCR Holdings, Inc.	1,553	33,964
Renasant Corp.	31,770	1,043,644
Republic Bancorp, Inc. Class A	21,799	535,165
S&T Bancorp, Inc.	29,015	946,469
Sandy Spring Bancorp, Inc.	31,085	813,805
ServisFirst Bancshares, Inc.	6,624	275,095
Sierra Bancorp	12,882	205,597
Simmons First National Corp. Class A	15,293	732,993
South State Corp.	12,815	985,089
Southside Bancshares, Inc.	22,458	618,718
Southwest Bancorp, Inc.	6,580	107,978
Sterling Bancorp	83,877	1,247,251
Stock Yards Bancorp, Inc.	16,366	594,904
Stonegate Bank	2,013	64,034
Suffolk Bancorp	4,777	130,508
TCF Financial Corp.	84,723	1,284,401
Tompkins Financial Corp.	18,807	1,003,542
Towne Bank	39,228	739,448
Trico Bancshares	15,278	375,380
Trustmark Corp.	100,576	2,330,346
UMB Financial Corp.	30,957	1,572,925
Union Bankshares Corp.	44,093	1,058,232
United Bankshares, Inc.	95,398	3,624,170
United Community Banks, Inc.	21,323	435,842
Univest Corp. of Pennsylvania	25,097	482,364
Valley National Bancorp	412,896	4,062,897
Washington Trust Bancorp, Inc.	21,449	824,714
WesBanco, Inc.	36,948	1,162,015
West Bancorp, Inc.	20,867	391,256
Westamerica Bancorp	31,955	1,420,080
Wilshire Bancorp, Inc.	60,886	639,912
Wintrust Financial Corp.	15,695	838,584

Total Banks		102,414,137
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	8,609	1,664,808
MGP Ingredients, Inc.	5,304	84,917

Total Beverages		1,749,725
Biotechnology – 0.6%
PDL BioPharma, Inc.	1,319,348	6,636,320
Investments	Shares	Value

Building Products – 0.9%
AAON, Inc.	47,503	920,608
Advanced Drainage Systems, Inc.(a)	39,987	1,156,824
Apogee Enterprises, Inc.	27,070	1,208,676
Griffon Corp.	70,566	1,112,826
Insteel Industries, Inc.	9,856	158,484
Quanex Building Products Corp.	33,152	602,372
Simpson Manufacturing Co., Inc.	85,094	2,849,798
Universal Forest Products, Inc.	33,209	1,915,495

Total Building Products		9,925,083
Capital Markets – 1.3%
Arlington Asset Investment Corp. Class A(a)	110,118	1,547,158
Artisan Partners Asset Management, Inc. Class A	60,668	2,137,334
BGC Partners, Inc. Class A	393,809	3,237,110
Calamos Asset Management, Inc. Class A	36,631	347,262
Cohen & Steers, Inc.	35,858	984,302
Evercore Partners, Inc. Class A	31,271	1,571,055
Financial Engines, Inc.(a)	13,924	410,340
FXCM, Inc. Class A(a)	24,367	21,199
GAMCO Investors, Inc. Class A	1,133	62,202
Greenhill & Co., Inc.	47,980	1,365,990
Interactive Brokers Group, Inc. Class A	32,329	1,276,026
Manning & Napier, Inc.	21,900	161,184
Moelis & Co. Class A(a)	17,181	451,173
Oppenheimer Holdings, Inc. Class A	9,713	194,357
Pzena Investment Management, Inc. Class A	6,761	60,173
Silvercrest Asset Management Group, Inc. Class A	9,216	99,625
Virtus Investment Partners, Inc.	3,853	387,226
Westwood Holdings Group, Inc.	10,596	575,893

Total Capital Markets		14,889,609
Chemicals – 2.4%
A. Schulman, Inc.	65,043	2,111,946
Balchem Corp.	12,754	775,061
Chase Corp.	16,261	640,521
FutureFuel Corp.	178,234	1,760,952
H.B. Fuller Co.	59,028	2,003,410
Hawkins, Inc.	20,291	781,203
Innophos Holdings, Inc.	78,839	3,125,178
Innospec, Inc.	32,841	1,527,435
KMG Chemicals, Inc.	9,789	188,830
Kronos Worldwide, Inc.(a)	544,092	3,378,811
Minerals Technologies, Inc.	10,545	507,847
Olin Corp.	285,910	4,806,147
OM Group, Inc.	34,784	1,144,046
Quaker Chemical Corp.	19,729	1,520,711
Rayonier Advanced Materials, Inc.	52,930	323,932
Stepan Co.	43,728	1,819,522
Tredegar Corp.	60,375	789,705

Total Chemicals		27,205,257
Commercial Services & Supplies – 5.4%
ABM Industries, Inc.	128,742	3,515,944

See Notes to Financial Statements.

56	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Brady Corp. Class A	153,779	$3,023,295
Brink’s Co. (The)	88,317	2,385,442
CECO Environmental Corp.	43,870	359,295
Ennis, Inc.	140,555	2,440,035
Essendant, Inc.	56,023	1,816,826
G&K Services, Inc. Class A	39,152	2,608,306
Healthcare Services Group, Inc.	170,257	5,737,661
Herman Miller, Inc.	112,923	3,256,699
HNI Corp.	93,023	3,990,687
Interface, Inc.	67,422	1,512,950
Kimball International, Inc. Class B	73,427	694,619
Knoll, Inc.	127,784	2,808,692
Matthews International Corp. Class A	37,755	1,848,862
McGrath RentCorp	75,549	2,016,403
Mobile Mini, Inc.	84,525	2,602,525
MSA Safety, Inc.	92,081	3,680,478
Multi-Color Corp.	6,375	487,624
Quad/Graphics, Inc.	203,102	2,457,534
Steelcase, Inc. Class A	220,062	4,051,341
Tetra Tech, Inc.	69,784	1,696,449
U.S. Ecology, Inc.	40,124	1,751,413
UniFirst Corp.	2,012	214,902
Viad Corp.	31,553	914,722
West Corp.	244,956	5,487,014

Total Commercial Services & Supplies		61,359,718
Communications Equipment – 1.0%
ADTRAN, Inc.	95,581	1,395,483
Alliance Fiber Optic Products, Inc.	20,592	351,917
Bel Fuse, Inc. Class B	10,377	201,729
Black Box Corp.	26,627	392,482
Comtech Telecommunications Corp.	63,666	1,312,156
InterDigital, Inc.	58,275	2,948,715
PC-Tel, Inc.	42,917	257,931
Plantronics, Inc.	50,782	2,582,265
TESSCO Technologies, Inc.	24,282	510,893
Ubiquiti Networks, Inc.(a)	50,796	1,721,477

Total Communications Equipment		11,675,048
Construction & Engineering – 0.8%
Comfort Systems USA, Inc.	58,357	1,590,812
Granite Construction, Inc.	57,577	1,708,309
KBR, Inc.	308,504	5,139,677
Primoris Services Corp.(a)	38,634	691,935

Total Construction & Engineering		9,130,733
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	4,254	194,195
Consumer Finance – 0.1%
Cash America International, Inc.	7,922	221,578
Nelnet, Inc. Class A	11,880	411,167

Total Consumer Finance		632,745
Containers & Packaging – 0.4%
Greif, Inc. Class A	96,215	3,070,221
Myers Industries, Inc.	102,900	1,378,860

Total Containers & Packaging		4,449,081
Investments	Shares	Value

Distributors – 0.6%
Core-Mark Holding Co., Inc.	19,635	1,285,111
Pool Corp.	63,407	4,584,326
Weyco Group, Inc.	30,077	813,282

Total Distributors		6,682,719
Diversified Consumer Services – 0.2%
Capella Education Co.	24,952	1,235,623
Carriage Services, Inc.	9,241	199,513
Collectors Universe, Inc.	57,393	865,487
Universal Technical Institute, Inc.	104,192	365,714

Total Diversified Consumer Services		2,666,337
Diversified Financial Services – 0.2%
Gain Capital Holdings, Inc.	37,921	276,065
MarketAxess Holdings, Inc.	13,192	1,225,273
Marlin Business Services Corp.	14,732	226,725
Resource America, Inc. Class A	25,758	171,291

Total Diversified Financial Services		1,899,354
Diversified Telecommunication Services – 1.4%
Atlantic Tele-Network, Inc.	27,654	2,044,460
Cogent Communications Holdings, Inc.	174,085	4,728,148
Consolidated Communications Holdings, Inc.	308,055	5,936,220
IDT Corp. Class B	82,342	1,177,491
Inteliquent, Inc.	114,161	2,549,215

Total Diversified Telecommunication Services		16,435,534
Electric Utilities – 3.9%
ALLETE, Inc.	169,593	8,562,750
El Paso Electric Co.	122,495	4,510,266
Empire District Electric Co. (The)	162,654	3,583,268
MGE Energy, Inc.	88,923	3,662,738
Otter Tail Corp.	154,827	4,034,792
PNM Resources, Inc.	209,139	5,866,349
UIL Holdings Corp.	230,717	11,598,144
Unitil Corp.	55,157	2,034,190

Total Electric Utilities		43,852,497
Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	6,321	112,324
AZZ, Inc.	35,070	1,707,558
Encore Wire Corp.	4,714	154,006
Franklin Electric Co., Inc.	48,500	1,320,655
General Cable Corp.	269,521	3,207,300
Global Power Equipment Group, Inc.	47,026	172,586
LSI Industries, Inc.	14,317	120,836
Powell Industries, Inc.	28,176	848,098
Preformed Line Products Co.	9,136	339,402

Total Electrical Equipment		7,982,765
Electronic Equipment, Instruments & Components – 1.9%
AVX Corp.	511,857	6,700,208
Badger Meter, Inc.(a)	20,389	1,183,785
CTS Corp.	31,889	590,265
Daktronics, Inc.	144,555	1,253,292
Dolby Laboratories, Inc. Class A	48,047	1,566,332

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Electro Rent Corp.	105,598	$1,096,107
Electro Scientific Industries, Inc.	128,924	598,207
Littelfuse, Inc.	24,116	2,198,174
Mesa Laboratories, Inc.	3,073	342,332
Methode Electronics, Inc.	39,846	1,271,087
MTS Systems Corp.	27,123	1,630,364
Park Electrochemical Corp.	35,167	618,588
Richardson Electronics Ltd.	27,587	162,488
Vishay Intertechnology, Inc.(a)	251,045	2,432,626

Total Electronic Equipment, Instruments & Components		21,643,855
Energy Equipment & Services – 1.5%
Bristow Group, Inc.	77,206	2,019,709
CARBO Ceramics, Inc.(a)	89,393	1,697,573
Exterran Holdings, Inc.	131,234	2,362,212
Gulf Island Fabrication, Inc.	31,577	332,506
Gulfmark Offshore, Inc. Class A(a)	134,904	824,263
Patterson-UTI Energy, Inc.	413,404	5,432,129
Tidewater, Inc.(a)	177,010	2,325,911
U.S. Silica Holdings, Inc.(a)	113,154	1,594,340

Total Energy Equipment & Services		16,588,643
Food & Staples Retailing – 0.8%
Andersons, Inc. (The)	25,552	870,301
Ingles Markets, Inc. Class A	29,090	1,391,375
Liberator Medical Holdings, Inc.(a)	246,341	578,901
SpartanNash Co.	73,496	1,899,872
Village Super Market, Inc. Class A	39,728	937,978
Weis Markets, Inc.	72,557	3,029,255

Total Food & Staples Retailing		8,707,682
Food Products – 3.0%
Alico, Inc.	4,027	163,456
B&G Foods, Inc.	250,076	9,115,270
Cal-Maine Foods, Inc.(a)	83,864	4,579,813
Calavo Growers, Inc.	29,233	1,304,961
Dean Foods Co.	148,802	2,458,209
J&J Snack Foods Corp.	22,850	2,597,131
Lancaster Colony Corp.	55,521	5,412,187
Limoneira Co.(a)	9,948	166,430
Sanderson Farms, Inc.(a)	23,784	1,630,869
Snyder’s-Lance, Inc.	154,988	5,227,746
Tootsie Roll Industries, Inc.(a)	43,083	1,348,067

Total Food Products		34,004,139
Gas Utilities – 4.1%
Chesapeake Utilities Corp.	34,240	1,817,459
Delta Natural Gas Co., Inc.	26,746	547,223
Gas Natural, Inc.	49,213	439,965
Laclede Group, Inc. (The)	159,004	8,670,488
New Jersey Resources Corp.	262,302	7,876,929
Northwest Natural Gas Co.	109,262	5,008,570
ONE Gas, Inc.	142,218	6,446,742
South Jersey Industries, Inc.	222,488	5,617,822
WGL Holdings, Inc.	168,864	9,738,387

Total Gas Utilities		46,163,585
Investments	Shares	Value

Health Care Equipment & Supplies – 1.2%
Abaxis, Inc.	16,243	714,530
Analogic Corp.	5,791	475,094
Atrion Corp.	1,764	661,429
Cantel Medical Corp.	9,529	540,294
CONMED Corp.	51,546	2,460,806
CryoLife, Inc.	33,514	326,091
Hill-Rom Holdings, Inc.	78,493	4,080,851
Invacare Corp.	10,100	146,147
Meridian Bioscience, Inc.	205,919	3,521,215
Utah Medical Products, Inc.	7,010	377,629

Total Health Care Equipment & Supplies		13,304,086
Health Care Providers & Services – 1.5%
Aceto Corp.	33,259	912,960
Chemed Corp.	14,064	1,877,122
Ensign Group, Inc. (The)	14,897	635,059
Kindred Healthcare, Inc.	182,515	2,874,611
Landauer, Inc.	61,196	2,263,640
National Healthcare Corp.	31,408	1,912,433
Owens & Minor, Inc.(a)	190,996	6,100,412
U.S. Physical Therapy, Inc.	14,596	655,215

Total Health Care Providers & Services		17,231,452
Health Care Technology – 0.5%
Computer Programs & Systems, Inc.	44,224	1,863,157
Quality Systems, Inc.	289,780	3,616,454

Total Health Care Technology		5,479,611
Hotels, Restaurants & Leisure – 4.1%
Bob Evans Farms, Inc.	59,019	2,558,474
Cheesecake Factory, Inc. (The)	68,242	3,682,338
Churchill Downs, Inc.	19,022	2,545,334
ClubCorp Holdings, Inc.	177,394	3,806,875
DineEquity, Inc.	67,369	6,175,042
International Speedway Corp. Class A	21,116	669,799
Interval Leisure Group, Inc.	122,308	2,245,575
Marcus Corp. (The)	43,091	833,380
Marriott Vacations Worldwide Corp.	45,807	3,121,289
Papa John’s International, Inc.	40,569	2,778,165
Ruth’s Hospitality Group, Inc.	55,404	899,761
SeaWorld Entertainment, Inc.(a)	487,210	8,677,210
Sonic Corp.	70,847	1,625,939
Speedway Motorsports, Inc.	116,411	2,101,219
Texas Roadhouse, Inc.	130,088	4,839,274

Total Hotels, Restaurants & Leisure		46,559,674
Household Durables – 1.2%
Bassett Furniture Industries, Inc.	17,451	486,010
Blyth, Inc.*	17,334	103,484
CSS Industries, Inc.	18,754	493,980
Ethan Allen Interiors, Inc.	47,806	1,262,556
Flexsteel Industries, Inc.	16,991	530,969
Hooker Furniture Corp.	26,190	616,513
KB Home	60,420	818,691
La-Z-Boy, Inc.	65,867	1,749,428

See Notes to Financial Statements.

58	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Lennar Corp. Class B	15,038	$595,505
Lifetime Brands, Inc.	12,725	177,896
MDC Holdings, Inc.	199,902	5,233,434
NACCO Industries, Inc. Class A	10,229	486,389
Ryland Group, Inc. (The)	15,240	622,249

Total Household Durables		13,177,104
Household Products – 0.3%
Oil-Dri Corp. of America	13,971	319,936
Orchids Paper Products Co.	43,328	1,130,861
WD-40 Co.	25,985	2,314,484

Total Household Products		3,765,281
Independent Power and Renewable Electricity Producers – 0.8%
NRG Yield, Inc. Class A(a)	119,314	1,330,351
NRG Yield, Inc. Class C(a)	118,811	1,379,396
Ormat Technologies, Inc.	34,233	1,164,949
Pattern Energy Group, Inc.(a)	266,258	5,082,865

Total Independent Power and Renewable Electricity Producers		8,957,561
Industrial Conglomerates –0.1%
Raven Industries, Inc.(a)	90,952	1,541,636
Insurance – 2.0%
American Equity Investment Life Holding Co.	21,043	490,512
AMERISAFE, Inc.	8,295	412,510
Baldwin & Lyons, Inc. Class B	17,819	386,672
Crawford & Co. Class A	38,909	217,501
Crawford & Co. Class B	22,452	125,956
Donegal Group, Inc. Class A	27,769	390,432
EMC Insurance Group, Inc.	23,737	550,936
Employers Holdings, Inc.	15,177	338,295
FBL Financial Group, Inc. Class A	24,599	1,513,331
Federated National Holding Co.	2,372	56,975
Fidelity & Guaranty Life	23,178	568,788
HCI Group, Inc.	10,443	404,875
Horace Mann Educators Corp.	46,035	1,529,283
Independence Holding Co.	4,445	57,607
Infinity Property & Casualty Corp.	8,578	690,872
Investors Title Co.	436	31,593
Kemper Corp.	55,695	1,969,932
National General Holdings Corp.	15,266	294,481
National Interstate Corp.	11,491	306,580
National Western Life Insurance Co. Class A	270	60,129
ProAssurance Corp.	55,144	2,705,916
RLI Corp.	26,257	1,405,537
Safety Insurance Group, Inc.	26,555	1,437,953
Selective Insurance Group, Inc.	45,264	1,405,900
State Auto Financial Corp.	29,845	680,765
Stewart Information Services Corp.	2,398	98,102
Symetra Financial Corp.	80,955	2,561,416
United Fire Group, Inc.	26,650	934,083
Universal Insurance Holdings, Inc.	26,036	769,104

Total Insurance		22,396,036
Investments	Shares	Value

Internet & Catalog Retail – 0.4%
Nutrisystem, Inc.	106,556	2,825,865
PetMed Express, Inc.(a)	103,742	1,670,246

Total Internet & Catalog Retail		4,496,111
Internet Software & Services – 0.4%
EarthLink Holdings Corp.	471,767	3,670,347
Marchex, Inc. Class B	76,112	306,731
Reis, Inc.	22,636	512,706

Total Internet Software & Services		4,489,784
IT Services – 1.5%
Cass Information Systems, Inc.	20,598	1,011,980
Computer Task Group, Inc.	55,966	346,429
Convergys Corp.	141,954	3,280,557
CSG Systems International, Inc.	89,601	2,759,711
Forrester Research, Inc.	29,688	933,391
Hackett Group, Inc. (The)	42,612	585,915
Heartland Payment Systems, Inc.	23,844	1,502,410
ManTech International Corp. Class A	70,758	1,818,481
Science Applications International Corp.	105,992	4,261,938

Total IT Services		16,500,812
Leisure Products – 0.3%
Arctic Cat, Inc.	19,803	439,230
Callaway Golf Co.	43,557	363,701
Escalade, Inc.	40,431	638,810
Johnson Outdoors, Inc. Class A	9,338	197,032
Marine Products Corp.	57,748	400,771
Sturm Ruger & Co., Inc.	32,138	1,886,179

Total Leisure Products		3,925,723
Machinery – 3.5%
Actuant Corp. Class A	9,760	179,486
Alamo Group, Inc.	6,810	318,367
Albany International Corp. Class A	51,647	1,477,621
Altra Industrial Motion Corp.	47,189	1,091,010
American Railcar Industries, Inc.(a)	71,047	2,569,060
Astec Industries, Inc.	25,427	852,059
Barnes Group, Inc.	76,760	2,767,198
Briggs & Stratton Corp.	119,191	2,301,578
CIRCOR International, Inc.	4,572	183,429
Columbus McKinnon Corp.	12,260	222,642
Douglas Dynamics, Inc.	96,161	1,909,757
Dynamic Materials Corp.	16,053	153,146
Eastern Co. (The)	16,258	263,380
ESCO Technologies, Inc.	24,908	894,197
Federal Signal Corp.	51,639	707,971
FreightCar America, Inc.	11,051	189,635
Global Brass & Copper Holdings, Inc.	27,727	568,681
Gorman-Rupp Co. (The)	36,802	882,144
Graham Corp.	6,297	111,142
Greenbrier Cos., Inc. (The)(a)	36,678	1,177,731
Hardinge, Inc.	11,488	105,460
Harsco Corp.	400,915	3,636,299
Hillenbrand, Inc.	157,857	4,105,861

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Hurco Cos., Inc.	5,430	$142,483
Hyster-Yale Materials Handling, Inc.	18,704	1,081,652
John Bean Technologies Corp.	33,177	1,269,020
Kadant, Inc.	16,242	633,600
L.B. Foster Co. Class A	3,939	48,371
Lindsay Corp.(a)	15,085	1,022,612
Miller Industries, Inc.	34,699	678,018
Mueller Industries, Inc.	53,035	1,568,775
Mueller Water Products, Inc. Class A	116,131	889,563
NN, Inc.	28,455	526,417
Standex International Corp.	8,321	626,987
Sun Hydraulics Corp.	25,438	698,782
Supreme Industries, Inc. Class A	19,688	164,001
Tennant Co.	22,071	1,239,949
Titan International, Inc.	10,264	67,845
Twin Disc, Inc.	22,316	276,942
Watts Water Technologies, Inc. Class A	29,178	1,541,182

Total Machinery		39,144,053
Marine – 0.3%
International Shipholding Corp.	51,526	197,345
Matson, Inc.	85,421	3,287,854

Total Marine		3,485,199
Media – 3.4%
A.H. Belo Corp. Class A	49,069	241,910
AMC Entertainment Holdings, Inc. Class A	70,396	1,773,275
Entravision Communications Corp. Class A	83,704	555,795
Harte-Hanks, Inc.	314,057	1,108,621
Meredith Corp.	121,955	5,192,844
National CineMedia, Inc.	404,676	5,430,752
New Media Investment Group, Inc.	178,614	2,761,372
New York Times Co. (The) Class A	187,413	2,213,348
Nexstar Broadcasting Group, Inc. Class A	36,894	1,746,931
Saga Communications, Inc. Class A	10,027	337,008
Salem Media Group, Inc. Class A	61,437	375,994
Scholastic Corp.	56,201	2,189,591
Sinclair Broadcast Group, Inc. Class A	182,771	4,627,762
Time, Inc.	352,849	6,721,773
Tribune Publishing Co.	79,178	620,756
World Wrestling Entertainment, Inc. Class A(a)	144,479	2,441,695

Total Media		38,339,427
Metals & Mining – 1.8%
Ampco-Pittsburgh Corp.	42,537	464,079
Carpenter Technology Corp.	82,959	2,469,689
Commercial Metals Co.	366,764	4,969,652
Globe Specialty Metals, Inc.	136,278	1,653,052
Gold Resource Corp.(a)	201,042	508,636
Haynes International, Inc.	23,932	905,587
Hecla Mining Co.(a)	143,160	282,025
Kaiser Aluminum Corp.	35,691	2,864,203
Materion Corp.	20,507	615,620
Olympic Steel, Inc.	4,936	49,113
Schnitzer Steel Industries, Inc. Class A	91,078	1,233,196
Synalloy Corp.	14,475	132,591
Investments	Shares	Value

TimkenSteel Corp.	82,546	835,366
Worthington Industries, Inc.	141,533	3,747,794

Total Metals & Mining		20,730,603
Multi-Utilities – 1.9%
Avista Corp.	236,043	7,848,430
Black Hills Corp.	136,685	5,650,558
NorthWestern Corp.	139,824	7,526,726

Total Multi-Utilities		21,025,714
Multiline Retail – 0.1%
Bon-Ton Stores, Inc. (The)(a)	52,667	165,374
Fred’s, Inc. Class A	56,710	672,014

Total Multiline Retail		837,388
Oil, Gas & Consumable Fuels – 1.9%
Adams Resources & Energy, Inc.	9,462	387,942
Alon USA Energy, Inc.	227,061	4,102,992
Delek U.S. Holdings, Inc.	136,061	3,768,890
Evolution Petroleum Corp.	188,963	1,048,745
Green Plains, Inc.	56,182	1,093,302
Panhandle Oil and Gas, Inc. Class A	13,665	220,826
PBF Energy, Inc. Class A	372,428	10,513,642

Total Oil, Gas & Consumable Fuels		21,136,339
Paper & Forest Products – 0.7%
Deltic Timber Corp.	7,800	466,518
Neenah Paper, Inc.	35,215	2,052,330
PH Glatfelter Co.	78,839	1,357,607
Schweitzer-Mauduit International, Inc.	114,689	3,943,008
Wausau Paper Corp.	56,854	363,866

Total Paper & Forest Products		8,183,329
Personal Products – 1.1%
Coty, Inc. Class A	94,893	2,567,805
Inter Parfums, Inc.	57,645	1,430,172
Nu Skin Enterprises, Inc. Class A	206,454	8,522,421

Total Personal Products		12,520,398
Pharmaceuticals – 0.6%
Phibro Animal Health Corp. Class A	22,849	722,714
Theravance, Inc.(a)	875,271	6,284,446

Total Pharmaceuticals		7,007,160
Professional Services – 1.3%
Acacia Research Corp.	143,661	1,304,442
Barrett Business Services, Inc.	26,829	1,151,769
CDI Corp.	60,373	516,189
CEB, Inc.	51,602	3,526,481
Exponent, Inc.	33,830	1,507,465
Heidrick & Struggles International, Inc.	46,073	896,120
Insperity, Inc.	62,286	2,736,224
Kelly Services, Inc. Class A	43,495	615,019
Kforce, Inc.	52,560	1,381,277
Resources Connection, Inc.	80,844	1,218,319
VSE Corp.	4,081	163,525

Total Professional Services		15,016,830

See Notes to Financial Statements.

60	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 11.3%
Acadia Realty Trust	73,165	$2,200,072
Agree Realty Corp.	31,898	952,155
Alexander’s, Inc.	6,136	2,294,864
American Assets Trust, Inc.	39,359	1,608,209
Armada Hoffler Properties, Inc.	61,738	603,180
Ashford Hospitality Prime, Inc.	16,889	236,953
Ashford Hospitality Trust, Inc.	161,271	983,753
CatchMark Timber Trust, Inc. Class A	57,962	595,849
Cedar Realty Trust, Inc.	87,099	540,885
Chambers Street Properties	567,824	3,685,178
Chatham Lodging Trust	42,547	913,910
Chesapeake Lodging Trust	71,021	1,850,807
CorEnergy Infrastructure Trust, Inc.(a)	146,777	648,754
CoreSite Realty Corp.	30,226	1,554,825
Corporate Office Properties Trust	136,878	2,878,544
Cousins Properties, Inc.	221,187	2,039,344
CyrusOne, Inc.	47,218	1,542,140
DuPont Fabros Technology, Inc.	101,805	2,634,713
EastGroup Properties, Inc.	43,794	2,372,759
Education Realty Trust, Inc.	72,940	2,403,373
Empire State Realty Trust, Inc. Class A	75,867	1,292,015
FelCor Lodging Trust, Inc.	36,123	255,390
First Industrial Realty Trust, Inc.	87,298	1,828,893
First Potomac Realty Trust	108,848	1,197,328
Franklin Street Properties Corp.	238,658	2,565,573
Getty Realty Corp.	62,463	986,915
Gladstone Commercial Corp.	61,217	863,772
Government Properties Income Trust(a)	200,056	3,200,896
Gramercy Property Trust, Inc.	25,374	527,018
Healthcare Realty Trust, Inc.	165,055	4,101,617
Hersha Hospitality Trust	72,730	1,648,062
Hudson Pacific Properties, Inc.	43,351	1,248,075
Independence Realty Trust, Inc.(a)	119,758	863,455
Inland Real Estate Corp.	198,552	1,608,271
Investors Real Estate Trust	273,418	2,116,255
Kite Realty Group Trust	118,280	2,816,247
Lexington Realty Trust(a)	541,323	4,384,716
LTC Properties, Inc.	63,757	2,720,511
Mack-Cali Realty Corp.	107,347	2,026,711
Medical Properties Trust, Inc.	404,397	4,472,631
Monmouth Real Estate Investment Corp. Class A	119,410	1,164,248
National Health Investors, Inc.	57,319	3,295,269
New York REIT, Inc.	263,724	2,653,063
One Liberty Properties, Inc.	37,879	807,959
Parkway Properties, Inc.	177,702	2,765,043
Pennsylvania Real Estate Investment Trust	91,042	1,805,363
Physicians Realty Trust	103,229	1,557,726
Potlatch Corp.	51,992	1,496,850
Preferred Apartment Communities, Inc. Class A(a)	60,583	659,143
PS Business Parks, Inc.	26,068	2,069,278
QTS Realty Trust, Inc. Class A	39,727	1,735,673
Investments	Shares	Value

Ramco-Gershenson Properties Trust	130,074	1,952,411
Retail Opportunity Investments Corp.	138,143	2,284,885
Rexford Industrial Realty, Inc.	51,226	706,407
Rouse Properties, Inc.(a)	81,460	1,269,147
Ryman Hospitality Properties, Inc.	80,957	3,985,513
Sabra Health Care REIT, Inc.	111,804	2,591,617
Saul Centers, Inc.	22,655	1,172,396
Select Income REIT	179,815	3,418,283
Silver Bay Realty Trust Corp.	13,974	223,724
STAG Industrial, Inc.	133,652	2,433,803
Starwood Waypoint Residential Trust	30,525	727,411
Summit Hotel Properties, Inc.	130,951	1,528,198
Terreno Realty Corp.	39,423	774,268
UMH Properties, Inc.(a)	70,313	653,911
Universal Health Realty Income Trust	25,172	1,181,574
Urstadt Biddle Properties, Inc. Class A	45,584	854,244
Washington Real Estate Investment Trust(a)	111,949	2,790,889
Whitestone REIT(a)	67,974	783,740
Winthrop Realty Trust*	49,698	713,663
WP GLIMCHER, Inc.	383,496	4,471,563

Total Real Estate Investment Trusts (REITs)		127,791,880
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.	10,201	350,200
Consolidated-Tomoka Land Co.	416	20,717
Griffin Industrial Realty, Inc.	2,240	55,395
Kennedy-Wilson Holdings, Inc.	51,591	1,143,773
RE/MAX Holdings, Inc. Class A	2,984	107,364

Total Real Estate Management & Development		1,677,449
Road & Rail – 0.3%
ArcBest Corp.	14,105	363,486
Celadon Group, Inc.	8,621	138,109
Heartland Express, Inc.	27,322	544,801
Marten Transport Ltd.	16,443	265,883
Universal Truckload Services, Inc.	29,537	459,891
Werner Enterprises, Inc.	47,614	1,195,111

Total Road & Rail		2,967,281
Semiconductors & Semiconductor Equipment – 1.7%
Brooks Automation, Inc.	223,315	2,615,019
Cohu, Inc.	55,029	542,586
Integrated Silicon Solution, Inc.	45,701	982,114
Intersil Corp. Class A	481,141	5,629,350
IXYS Corp.	35,627	397,597
MKS Instruments, Inc.	98,324	3,296,804
Monolithic Power Systems, Inc.	48,367	2,476,390
Power Integrations, Inc.	27,994	1,180,507
Tessera Technologies, Inc.	61,499	1,993,183

Total Semiconductors & Semiconductor Equipment		19,113,550
Software – 1.1%
American Software, Inc. Class A	120,804	1,137,974
Blackbaud, Inc.	52,347	2,937,714
Digimarc Corp.*(a)	12,564	383,830
Ebix, Inc.(a)	69,398	1,732,174

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Epiq Systems, Inc.	83,611	$1,080,254
Fair Isaac Corp.	3,761	317,804
Mentor Graphics Corp.	108,849	2,680,951
Monotype Imaging Holdings, Inc.	46,266	1,009,524
Pegasystems, Inc.	45,983	1,131,642
QAD, Inc. Class A	17,665	452,224

Total Software		12,864,091
Specialty Retail – 4.1%
Aaron’s, Inc.	24,332	878,629
Abercrombie & Fitch Co. Class A(a)	208,991	4,428,519
Big 5 Sporting Goods Corp.	68,156	707,459
Buckle, Inc. (The)(a)	86,555	3,199,938
Caleres, Inc.	40,081	1,223,673
Cato Corp. (The) Class A	78,207	2,661,384
Chico’s FAS, Inc.	298,063	4,688,531
Children’s Place, Inc. (The)	21,428	1,235,753
Destination Maternity Corp.	72,437	667,869
Finish Line, Inc. (The) Class A	55,268	1,066,672
Group 1 Automotive, Inc.	21,149	1,800,837
Guess?, Inc.(a)	383,430	8,190,065
Haverty Furniture Cos., Inc.	31,243	733,586
Lithia Motors, Inc. Class A	18,184	1,965,872
Men’s Wearhouse, Inc. (The)	85,109	3,618,835
Monro Muffler Brake, Inc.	29,630	2,001,506
Pier 1 Imports, Inc.(a)	164,278	1,133,518
Rent-A-Center, Inc.	158,003	3,831,573
Shoe Carnival, Inc.	19,382	461,292
Sonic Automotive, Inc. Class A	14,898	304,217
Stage Stores, Inc.	91,107	896,493
Stein Mart, Inc.	94,029	910,201
Winmark Corp.	1,754	180,522

Total Specialty Retail		46,786,944
Technology Hardware, Storage & Peripherals – 1.2%
Astro-Med, Inc.	14,116	196,212
Diebold, Inc.	222,222	6,615,549
Lexmark International, Inc. Class A	227,004	6,578,576

Total Technology Hardware, Storage & Peripherals		13,390,337
Textiles, Apparel & Luxury Goods – 0.3%
Culp, Inc.	12,066	386,957
Movado Group, Inc.	27,416	708,155
Oxford Industries, Inc.	25,119	1,855,792
Rocky Brands, Inc.	20,621	292,612
Superior Uniform Group, Inc.	30,338	543,960

Total Textiles, Apparel & Luxury Goods		3,787,476
Thrifts & Mortgage Finance – 1.6%
Astoria Financial Corp.	48,072	773,959
Bank Mutual Corp.	49,325	378,816
BankFinancial Corp.	9,355	116,283
Brookline Bancorp, Inc.	95,240	965,734
Cape Bancorp, Inc.	14,011	173,877
Capitol Federal Financial, Inc.	129,761	1,572,703
Clifton Bancorp, Inc.	17,573	243,913
Investments	Shares	Value

Dime Community Bancshares, Inc.	51,004	861,968
ESSA Bancorp, Inc.	10,664	139,059
EverBank Financial Corp.	40,577	783,136
Federal Agricultural Mortgage Corp. Class C	8,297	215,141
First Defiance Financial Corp.	8,900	325,384
First Financial Northwest, Inc.	12,011	145,213
Fox Chase Bancorp, Inc.	14,543	252,466
Hingham Institution for Savings	1,380	160,121
Meta Financial Group, Inc.	3,928	164,073
Northfield Bancorp, Inc.	36,023	547,910
Northwest Bancshares, Inc.	151,507	1,969,591
OceanFirst Financial Corp.	22,584	388,897
Oritani Financial Corp.	81,780	1,277,404
Provident Financial Holdings, Inc.	9,605	161,172
Provident Financial Services, Inc.	85,942	1,675,869
Prudential Bancorp, Inc.	2,057	29,641
Pulaski Financial Corp.	13,867	187,898
Territorial Bancorp, Inc.	11,844	308,418
TrustCo Bank Corp.	142,604	832,807
United Community Financial Corp.	13,796	68,980
United Financial Bancorp, Inc.	54,865	715,988
Washington Federal, Inc.	101,301	2,304,598
Waterstone Financial, Inc.	21,209	285,897
Westfield Financial, Inc.	18,225	139,421
WSFS Financial Corp.	9,519	274,242

Total Thrifts & Mortgage Finance		18,440,579
Tobacco – 2.3%
Universal Corp.	117,846	5,841,626
Vector Group Ltd.	874,709	19,777,166

Total Tobacco		25,618,792
Trading Companies & Distributors – 1.0%
Applied Industrial Technologies, Inc.	95,244	3,633,558
H&E Equipment Services, Inc.	135,040	2,257,869
Houston Wire & Cable Co.	69,840	442,786
Kaman Corp.	45,919	1,646,196
TAL International Group, Inc.*	247,442	3,382,532

Total Trading Companies & Distributors		11,362,941
Water Utilities – 1.1%
American States Water Co.	96,814	4,008,100
Artesian Resources Corp. Class A	31,955	771,394
California Water Service Group	134,328	2,971,335
Connecticut Water Service, Inc.	34,226	1,249,934
Middlesex Water Co.	57,023	1,359,428
SJW Corp.	51,092	1,571,079
York Water Co. (The)	34,866	732,883

Total Water Utilities		12,664,153
Wireless Telecommunication Services – 0.8%
Shenandoah Telecommunications Co.	39,558	1,693,478
Spok Holdings, Inc.	68,364	1,125,271

See Notes to Financial Statements.

62	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2015

Investments	Shares	Value

Telephone & Data Systems, Inc.	234,262	$5,847,180

Total Wireless Telecommunication Services		8,665,929
TOTAL COMMON STOCKS (Cost: $1,166,935,989)		1,127,301,119
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $2,340,186)	30,648	2,377,672
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
United States – 7.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $79,832,049)(d)	79,832,049	79,832,049
TOTAL INVESTMENTS IN SECURITIES – 106.9% (Cost: $1,249,108,224)		1,209,510,840
Liabilities in Excess of Cash and Other Assets – (6.9)%		(77,916,743)

NET ASSETS – 100.0%		$1,131,594,097

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $78,162,159 and the total market value of the collateral held by the Fund was $80,442,727. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $610,678.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	63

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.2%
Puerto Rico – 0.3%
Banks – 0.1%
First BanCorp*	132,816	$472,825
IT Services – 0.2%
EVERTEC, Inc.	38,345	692,894

Total Puerto Rico		1,165,719
United States – 98.9%
Aerospace & Defense – 0.8%
AAR Corp.	28,421	539,146
Aerovironment, Inc.*	5,091	102,024
American Science & Engineering, Inc.	736	26,172
Astronics Corp.*	10,501	424,555
Cubic Corp.	14,617	613,037
Ducommun, Inc.*	3,743	75,122
Engility Holdings, Inc.	11,993	309,180
National Presto Industries, Inc.(a)	5,969	502,948
Sparton Corp.*	4,367	93,454
Taser International, Inc.*(a)	9,500	209,237

Total Aerospace & Defense		2,894,875
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	44,995	384,707
Atlas Air Worldwide Holdings, Inc.*	24,751	855,395
Echo Global Logistics, Inc.*	6,013	117,855
Forward Air Corp.	13,417	556,671
Hub Group, Inc. Class A*	17,899	651,703
Park-Ohio Holdings Corp.	7,670	221,356

Total Air Freight & Logistics		2,787,687
Airlines – 0.3%
Hawaiian Holdings, Inc.*	38,191	942,554
Republic Airways Holdings, Inc.*	59,772	345,482

Total Airlines		1,288,036
Auto Components – 2.4%
American Axle & Manufacturing Holdings, Inc.*	87,033	1,735,438
Cooper-Standard Holding, Inc.*	7,090	411,220
Dorman Products, Inc.*	20,592	1,047,927
Drew Industries, Inc.	14,875	812,324
Fox Factory Holding Corp.*	21,493	362,372
Gentherm, Inc.*	20,541	922,702
Horizon Global Corp.*	10,309	90,925
Modine Manufacturing Co.*	111,196	875,113
Motorcar Parts of America, Inc.*	3,273	102,576
Remy International, Inc.	15,286	447,115
Shiloh Industries, Inc.*	20,892	169,225
Spartan Motors, Inc.	3,650	15,075
Standard Motor Products, Inc.	17,064	595,192
Stoneridge, Inc.*	5,796	71,523
Strattec Security Corp.	2,951	186,090
Superior Industries International, Inc.	8,009	149,608
Tower International, Inc.*	31,123	739,482

Total Auto Components		8,733,907
Investments	Shares	Value

Automobiles – 0.1%
Winnebago Industries, Inc.(a)	14,604	$279,667
Banks – 12.6%
1st Source Corp.	18,457	568,476
American National Bankshares, Inc.	5,587	131,015
Ameris Bancorp	10,878	312,742
Arrow Financial Corp.	8,236	219,894
Banc of California, Inc.	9,588	117,645
BancFirst Corp.	9,247	583,486
Bancorp, Inc. (The)*	14,617	111,382
Banner Corp.	12,143	580,071
BBCN Bancorp, Inc.	58,116	872,902
Berkshire Hills Bancorp, Inc.	12,049	331,829
Boston Private Financial Holdings, Inc.	44,971	526,161
Bridge Bancorp, Inc.	4,724	126,178
Bryn Mawr Bank Corp.	8,651	268,787
C&F Financial Corp.	2,986	109,288
Camden National Corp.	6,361	256,984
Capital Bank Financial Corp. Class A*	17,429	526,879
Capital City Bank Group, Inc.	7,171	106,991
Cardinal Financial Corp.	13,787	317,239
Centerstate Banks, Inc.	8,139	119,643
Central Pacific Financial Corp.	19,389	406,587
Chemical Financial Corp.	20,356	658,517
City Holding Co.	11,055	545,011
CNB Financial Corp.	10,917	198,362
CoBiz Financial, Inc.	21,794	283,540
Columbia Banking System, Inc.	28,226	880,933
Community Bank System, Inc.	21,360	793,951
Community Trust Bancorp, Inc.	11,114	394,658
ConnectOne Bancorp, Inc.	8,181	157,893
Customers Bancorp, Inc.*	20,258	520,631
CVB Financial Corp.	63,502	1,060,483
Enterprise Financial Services Corp.	12,050	303,298
Farmers Capital Bank Corp.*	5,339	132,674
Fidelity Southern Corp.	16,173	341,897
Financial Institutions, Inc.	10,088	249,981
First Bancorp	12,334	209,678
First Busey Corp.	15,286	303,733
First Business Financial Services, Inc.	5,576	131,148
First Commonwealth Financial Corp.	46,930	426,594
First Community Bancshares, Inc.	14,554	260,517
First Connecticut Bancorp, Inc.	4,298	69,284
First Financial Bancorp	27,208	519,129
First Financial Corp.	9,796	316,901
First Interstate BancSystem, Inc. Class A	28,754	800,511
First Merchants Corp.	24,245	635,704
First Midwest Bancorp, Inc.	38,251	670,923
First NBC Bank Holding Co.*	14,566	510,393
Flushing Financial Corp.	22,177	443,984
German American Bancorp, Inc.	8,868	259,566
Great Southern Bancorp, Inc.	10,105	437,546
Guaranty Bancorp	10,941	180,198
Hanmi Financial Corp.	20,461	515,617

See Notes to Financial Statements.

64	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Heartland Financial USA, Inc.	13,362	$484,907
Heritage Financial Corp.	7,798	146,758
Hilltop Holdings, Inc.*	49,761	985,765
HomeTrust Bancshares, Inc.*	5,595	103,787
Horizon Bancorp	6,439	152,926
Independent Bank Corp.	26,735	778,775
Independent Bank Group, Inc.	5,033	193,418
International Bancshares Corp.	61,409	1,537,067
Lakeland Bancorp, Inc.	26,068	289,615
Lakeland Financial Corp.	10,093	455,699
LegacyTexas Financial Group, Inc.	14,218	433,365
MainSource Financial Group, Inc.	15,577	317,148
Mercantile Bank Corp.	7,608	158,094
Merchants Bancshares, Inc.	4,172	122,657
Metro Bancorp, Inc.	7,650	224,833
MidSouth Bancorp, Inc.	9,922	116,087
MidWestOne Financial Group, Inc.	6,338	185,450
National Bank Holdings Corp. Class A	3,864	79,328
National Penn Bancshares, Inc.	89,850	1,055,737
NBT Bancorp, Inc.	23,940	644,944
NewBridge Bancorp	12,807	109,244
Northrim BanCorp, Inc.	4,183	121,014
OFG Bancorp	41,408	361,492
Old National Bancorp	67,692	942,950
Opus Bank	49,284	1,884,620
Pacific Continental Corp.	10,868	144,653
Pacific Premier Bancorp, Inc.*	10,008	203,363
Park National Corp.	8,001	721,850
Park Sterling Corp.	16,856	114,621
Peapack Gladstone Financial Corp.	7,232	153,101
Penns Woods Bancorp, Inc.	3,191	130,576
Peoples Bancorp, Inc.	6,801	141,393
Peoples Financial Services Corp.	2,153	75,204
Pinnacle Financial Partners, Inc.	16,702	825,246
Preferred Bank	8,543	269,959
Renasant Corp.	18,165	596,720
Republic Bancorp, Inc. Class A	9,874	242,407
S&T Bancorp, Inc.	18,388	599,817
Sandy Spring Bancorp, Inc.	17,174	449,615
Seacoast Banking Corp. of Florida*	5,506	80,828
ServisFirst Bancshares, Inc.	15,055	625,234
Sierra Bancorp	9,224	147,215
Simmons First National Corp. Class A	5,899	282,739
South State Corp.	9,906	761,474
Southside Bancshares, Inc.	12,340	339,967
Southwest Bancorp, Inc.	10,397	170,615
Square 1 Financial, Inc. Class A*	12,607	323,685
Sterling Bancorp	27,070	402,531
Stock Yards Bancorp, Inc.	9,478	344,525
Stonegate Bank	2,754	87,605
Suffolk Bancorp	5,109	139,578
Tompkins Financial Corp.	10,215	545,072
Towne Bank	36,100	680,485
Trico Bancshares	9,206	226,191
Investments	Shares	Value

Tristate Capital Holdings, Inc.*	13,946	$173,907
Trustmark Corp.	51,583	1,195,178
Union Bankshares Corp.	18,216	437,184
United Community Banks, Inc.	32,756	669,533
Univest Corp. of Pennsylvania	10,417	200,215
Washington Trust Bancorp, Inc.	9,160	352,202
WesBanco, Inc.	20,126	632,963
West Bancorp, Inc.	10,458	196,087
Westamerica Bancorp	12,366	549,545
Wilshire Bancorp, Inc.	51,906	545,532
Yadkin Financial Corp.	1,294	27,808

Total Banks		46,499,537
Beverages – 0.4%
Coca-Cola Bottling Co. Consolidated	4,139	800,400
Craft Brew Alliance, Inc.*	2,495	19,885
MGP Ingredients, Inc.	1,736	27,793
National Beverage Corp.*	21,404	657,745

Total Beverages		1,505,823
Biotechnology – 2.0%
Acorda Therapeutics, Inc.*	6,714	177,988
Adamas Pharmaceuticals, Inc.*	24,739	414,131
Alder Biopharmaceuticals, Inc.*	5,246	171,859
Anacor Pharmaceuticals, Inc.*	17,555	2,066,399
BioSpecifics Technologies Corp.*	1,314	57,212
Emergent Biosolutions, Inc.*	9,254	263,646
Enanta Pharmaceuticals, Inc.*	8,776	317,165
Insys Therapeutics, Inc.*(a)	28,531	811,992
Ligand Pharmaceuticals, Inc.*	3,040	260,376
PDL BioPharma, Inc.	490,237	2,465,892
Progenics Pharmaceuticals, Inc.*	6,912	39,537
Repligen Corp.*	6,220	173,227

Total Biotechnology		7,219,424
Building Products – 1.4%
AAON, Inc.	21,952	425,430
American Woodmark Corp.*	7,314	474,459
Apogee Enterprises, Inc.	10,213	456,010
Builders FirstSource, Inc.*	37,156	471,138
Continental Building Products, Inc.*	8,338	171,263
Gibraltar Industries, Inc.*	13,868	254,478
Griffon Corp.	1,549	24,428
Insteel Industries, Inc.	5,922	95,226
NCI Building Systems, Inc.*	2,330	24,628
Patrick Industries, Inc.*	11,396	450,028
PGT, Inc.*	22,803	280,021
Quanex Building Products Corp.	2,403	43,662
Simpson Manufacturing Co., Inc.	20,652	691,635
Trex Co., Inc.*	13,930	464,287
Universal Forest Products, Inc.	12,071	696,255

Total Building Products		5,022,948
Capital Markets – 1.8%
Arlington Asset Investment Corp. Class A(a)	27,376	384,633
BGC Partners, Inc. Class A	29,700	244,134

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Calamos Asset Management, Inc. Class A	14,535	$137,792
Cowen Group, Inc. Class A*	56,227	256,395
Diamond Hill Investment Group, Inc.	1,864	346,779
Evercore Partners, Inc. Class A	14,554	731,193
FBR & Co.	8,705	177,756
Financial Engines, Inc.(a)	10,077	296,969
FXCM, Inc. Class A(a)	2,582	2,246
Greenhill & Co., Inc.	10,437	297,141
HFF, Inc. Class A	15,794	533,205
Interactive Brokers Group, Inc. Class A	14,024	553,527
INTL FCStone, Inc.*	8,085	199,619
Investment Technology Group, Inc.	22,683	302,591
KCG Holdings, Inc. Class A*	32,279	354,101
Ladenburg Thalmann Financial Services, Inc.*	18,798	39,664
Manning & Napier, Inc.	1,123	8,265
Moelis & Co. Class A	6,216	163,232
Oppenheimer Holdings, Inc. Class A	8,166	163,402
Piper Jaffray Cos.*	11,987	433,570
Pzena Investment Management, Inc. Class A	8,175	72,758
Silvercrest Asset Management Group, Inc. Class A	1,714	18,528
Virtus Investment Partners, Inc.	6,130	616,065
Westwood Holdings Group, Inc.	4,288	233,053

Total Capital Markets		6,566,618
Chemicals – 2.2%
A. Schulman, Inc.	15,461	502,019
American Vanguard Corp.	3,601	41,628
Calgon Carbon Corp.	28,015	436,474
Chase Corp.	7,602	299,443
Ferro Corp.*	48,909	535,553
Flotek Industries, Inc.*(a)	33,281	555,793
FutureFuel Corp.	45,738	451,891
Hawkins, Inc.	5,418	208,593
Innophos Holdings, Inc.	13,798	546,953
Innospec, Inc.	22,572	1,049,824
Kraton Performance Polymers, Inc.*	14,641	262,074
Kronos Worldwide, Inc.(a)	89,821	557,788
OM Group, Inc.	10,500	345,345
OMNOVA Solutions, Inc.*	19,208	106,412
Quaker Chemical Corp.	7,905	609,317
Rayonier Advanced Materials, Inc.	52,125	319,005
Stepan Co.	18,885	785,805
Trecora Resources*	11,510	142,954
Tredegar Corp.	22,539	294,810

Total Chemicals		8,051,681
Commercial Services & Supplies – 2.9%
ABM Industries, Inc.	30,562	834,648
ACCO Brands Corp.*	122,905	868,938
Brady Corp. Class A	6,471	127,220
Brink’s Co. (The)	999	26,983
CECO Environmental Corp.	11,441	93,702
Ennis, Inc.	29,594	513,752
Essendant, Inc.	36,202	1,174,031
G&K Services, Inc. Class A	10,416	693,914
Investments	Shares	Value

Heritage-Crystal Clean, Inc.*	5,859	$60,172
Herman Miller, Inc.	12,050	347,522
InnerWorkings, Inc.*	7,279	45,494
Interface, Inc.	20,779	466,281
Kimball International, Inc. Class B	40,299	381,229
Knoll, Inc.	23,442	515,255
Matthews International Corp. Class A	11,801	577,895
McGrath RentCorp	14,104	376,436
Multi-Color Corp.	9,819	751,055
Performant Financial Corp.*	34,545	83,599
Quad/Graphics, Inc.	26,111	315,943
SP Plus Corp.*	9,120	211,128
Team, Inc.*	8,959	287,763
Tetra Tech, Inc.	37,053	900,758
U.S. Ecology, Inc.	10,870	474,475
Viad Corp.	18,464	535,271

Total Commercial Services & Supplies		10,663,464
Communications Equipment – 1.2%
ADTRAN, Inc.	21,779	317,973
Alliance Fiber Optic Products, Inc.	16,506	282,088
Applied Optoelectronics, Inc.*	3,389	63,645
Bel Fuse, Inc. Class B	6,256	121,617
Black Box Corp.	8,865	130,670
CalAmp Corp.*	7,749	124,681
Clearfield, Inc.*(a)	4,903	65,847
Comtech Telecommunications Corp.	8,993	185,346
Digi International, Inc.*	2,425	28,591
Finisar Corp.*	56,746	631,583
InterDigital, Inc.	18,508	936,505
NETGEAR, Inc.*	19,385	565,461
NetScout Systems, Inc.*	17,606	622,724
Numerex Corp. Class A*	1,480	12,891
Polycom, Inc.*	17,378	182,121
Ruckus Wireless, Inc.*	4,958	58,901
TESSCO Technologies, Inc.	5,750	120,980

Total Communications Equipment		4,451,624
Construction & Engineering – 1.1%
Aegion Corp.*	9,539	157,203
Ameresco, Inc. Class A*	4,910	28,871
Argan, Inc.	12,062	418,310
Comfort Systems USA, Inc.	12,475	340,068
Dycom Industries, Inc.*	12,615	912,821
Furmanite Corp.*	14,750	89,680
Great Lakes Dredge & Dock Corp.*	3,719	18,744
MYR Group, Inc.*	14,381	376,782
Orion Marine Group, Inc.*	4,031	24,105
Primoris Services Corp.(a)	39,038	699,171
Tutor Perini Corp.*	67,439	1,110,046

Total Construction & Engineering		4,175,801
Construction Materials – 0.1%
Headwaters, Inc.*	12,823	241,072
United States Lime & Minerals, Inc.	2,963	135,261

Total Construction Materials		376,333

See Notes to Financial Statements.

66	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Consumer Finance – 1.1%
Cash America International, Inc.	51,385	$1,437,238
Consumer Portfolio Services, Inc.*	35,188	175,236
Encore Capital Group, Inc.*(a)	23,902	884,374
EZCORP, Inc. Class A*	40,556	250,231
First Cash Financial Services, Inc.*	14,213	569,373
Green Dot Corp. Class A*	14,652	257,875
Regional Management Corp.*	14,464	224,192
World Acceptance Corp.*(a)	13,050	350,262

Total Consumer Finance		4,148,781
Containers & Packaging – 0.0%
Myers Industries, Inc.	8,756	117,330
Distributors – 0.2%
Core-Mark Holding Co., Inc.	7,515	491,857
VOXX International Corp.*	29,998	222,585
Weyco Group, Inc.	7,885	213,210

Total Distributors		927,652
Diversified Consumer Services – 0.5%
American Public Education, Inc.*	12,345	289,490
Bridgepoint Education, Inc.*	16,064	122,408
Capella Education Co.	5,738	284,146
Carriage Services, Inc.	6,604	142,580
Collectors Universe, Inc.	4,084	61,587
K12, Inc.*	17,389	216,319
Liberty Tax, Inc.	5,080	118,313
LifeLock, Inc.*(a)	34,731	304,244
Strayer Education, Inc.*	2,319	127,475
Universal Technical Institute, Inc.	1,675	5,879
Weight Watchers International, Inc.*(a)	56,613	361,191

Total Diversified Consumer Services		2,033,632
Diversified Financial Services – 0.1%
Gain Capital Holdings, Inc.	19,602	142,703
Marlin Business Services Corp.	8,673	133,477
NewStar Financial, Inc.*	13,264	108,765
Resource America, Inc. Class A	6,778	45,074

Total Diversified Financial Services		430,019
Diversified Telecommunication Services – 1.0%
Atlantic Tele-Network, Inc.	8,399	620,938
Cogent Communications Holdings, Inc.	15,819	429,644
Consolidated Communications Holdings, Inc.	12,329	237,580
General Communication, Inc. Class A*	14,172	244,609
Hawaiian Telcom Holdco, Inc.*	3,682	76,512
IDT Corp. Class B	10,757	153,825
Inteliquent, Inc.	24,552	548,246
Iridium Communications, Inc.*(a)	68,742	422,763
Lumos Networks Corp.	15,300	186,048
ORBCOMM, Inc.*	2,826	15,769
Premiere Global Services, Inc.*	13,766	189,145
Straight Path Communications, Inc. Class B*(a)	1,074	43,400
Vonage Holdings Corp.*	61,122	359,398

Total Diversified Telecommunication Services		3,527,877
Investments	Shares	Value

Electric Utilities – 0.9%
El Paso Electric Co.	26,584	$978,823
Empire District Electric Co. (The)	30,493	671,761
MGE Energy, Inc.	20,548	846,372
Otter Tail Corp.	24,045	626,613
Unitil Corp.	8,198	302,342

Total Electric Utilities		3,425,911
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	5,324	94,608
AZZ, Inc.	12,480	607,651
Encore Wire Corp.	13,566	443,201
Franklin Electric Co., Inc.	24,423	665,038
Global Power Equipment Group, Inc.	13,138	48,217
LSI Industries, Inc.	3,005	25,362
Powell Industries, Inc.	8,119	244,382
Preformed Line Products Co.	3,301	122,632
SL Industries, Inc.*	4,033	137,122
Thermon Group Holdings, Inc.*	22,737	467,245

Total Electrical Equipment		2,855,458
Electronic Equipment, Instruments & Components – 3.2%
Badger Meter, Inc.	6,095	353,876
Benchmark Electronics, Inc.*	57,678	1,255,073
Checkpoint Systems, Inc.	1,024	7,424
Coherent, Inc.*	11,129	608,756
Control4 Corp.*(a)	4,710	38,434
CTS Corp.	15,175	280,889
Daktronics, Inc.	18,301	158,670
DTS, Inc.*	12,086	322,696
Electro Rent Corp.	15,108	156,821
FARO Technologies, Inc.*	5,917	207,095
II-VI, Inc.*	33,667	541,365
Insight Enterprises, Inc.*	36,035	931,505
Mesa Laboratories, Inc.	1,484	165,318
Methode Electronics, Inc.	32,598	1,039,876
MTS Systems Corp.	6,849	411,693
Newport Corp.*	21,901	301,139
OSI Systems, Inc.*	8,599	661,779
PC Connection, Inc.	18,889	391,569
Plexus Corp.*	25,747	993,319
Rofin-Sinar Technologies, Inc.*	9,704	251,625
Rogers Corp.*	9,575	509,198
ScanSource, Inc.*	20,893	740,866
TTM Technologies, Inc.*	18,599	115,872
Universal Display Corp.*	36,033	1,221,519
Vishay Precision Group, Inc.*	6,110	70,815

Total Electronic Equipment, Instruments & Components		11,737,192
Energy Equipment & Services – 1.7%
Basic Energy Services, Inc.*(a)	12,197	40,250
CARBO Ceramics, Inc.(a)	23,926	454,355
Era Group, Inc.*	8,429	126,182
Geospace Technologies Corp.*	16,393	226,387
Gulf Island Fabrication, Inc.	6,972	73,415

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Gulfmark Offshore, Inc. Class A(a)	42,039	$256,858
Hornbeck Offshore Services, Inc.*(a)	51,566	697,688
Matrix Service Co.*	19,284	433,312
Natural Gas Services Group, Inc.*	6,569	126,782
Newpark Resources, Inc.*	80,184	410,542
Parker Drilling Co.*	106,265	279,477
PHI, Inc. Non-Voting Shares*	12,740	240,531
RigNet, Inc.*(a)	5,736	146,268
SEACOR Holdings, Inc.*	3,356	200,723
Tidewater, Inc.(a)	74,231	975,395
U.S. Silica Holdings, Inc.(a)	47,918	675,165
Unit Corp.*	78,466	883,527

Total Energy Equipment & Services		6,246,857
Food & Staples Retailing – 0.8%
Andersons, Inc. (The)	22,692	772,890
Chefs’ Warehouse, Inc. (The)*	8,111	114,852
Ingles Markets, Inc. Class A	17,357	830,185
Liberator Medical Holdings, Inc.	30,851	72,500
Natural Grocers by Vitamin Cottage, Inc.*	5,593	126,905
SpartanNash Co.	13,630	352,335
Village Super Market, Inc. Class A	2,261	53,382
Weis Markets, Inc.	13,864	578,822

Total Food & Staples Retailing		2,901,871
Food Products – 0.8%
Alico, Inc.	819	33,243
B&G Foods, Inc.	18,011	656,501
Boulder Brands, Inc.*(a)	12,974	106,257
Calavo Growers, Inc.	5,896	263,197
Farmer Bros Co.*	2,010	54,773
Inventure Foods, Inc.*	6,917	61,423
John B. Sanfilippo & Son, Inc.	6,185	317,043
Landec Corp.*	10,957	127,868
Limoneira Co.(a)	3,975	66,502
Omega Protein Corp.*	30,736	521,590
Seneca Foods Corp. Class A*	2,565	67,588
Tootsie Roll Industries, Inc.(a)	24,453	765,134

Total Food Products		3,041,119
Gas Utilities – 0.6%
Chesapeake Utilities Corp.	8,502	451,286
Gas Natural, Inc.	3,970	35,492
Northwest Natural Gas Co.	14,023	642,814
South Jersey Industries, Inc.	36,235	914,934

Total Gas Utilities		2,044,526
Health Care Equipment & Supplies – 2.8%
Abaxis, Inc.	3,296	144,991
ABIOMED, Inc.*	3,159	293,029
Analogic Corp.	4,519	370,739
AngioDynamics, Inc.*	448	5,909
Anika Therapeutics, Inc.*	10,907	347,170
Atrion Corp.	897	336,339
Cantel Medical Corp.	11,040	625,968
CONMED Corp.	9,014	430,328
Investments	Shares	Value

CryoLife, Inc.	5,978	$58,166
Cyberonics, Inc.*	12,976	788,681
Cynosure, Inc. Class A*	6,030	181,141
Exactech, Inc.*	8,022	139,823
Greatbatch, Inc.*	10,897	614,809
Haemonetics Corp.*	9,155	295,890
ICU Medical, Inc.*	4,391	480,815
Inogen, Inc.*	12,099	587,406
Integra LifeSciences Holdings Corp.*	6,166	367,185
Masimo Corp.*	27,318	1,053,382
Meridian Bioscience, Inc.	23,345	399,200
Merit Medical Systems, Inc.*	13,803	330,030
Natus Medical, Inc.*	10,106	398,682
Neogen Corp.*	7,098	319,339
SeaSpine Holdings Corp.*	2,012	32,594
SurModics, Inc.*	5,830	127,327
Thoratec Corp.*	17,877	1,130,899
Utah Medical Products, Inc.	2,319	124,925
Vascular Solutions, Inc.*	4,966	160,948

Total Health Care Equipment & Supplies		10,145,715
Health Care Providers & Services – 2.5%
Aceto Corp.	11,821	324,486
Addus HomeCare Corp.*	5,398	168,148
Air Methods Corp.*	22,968	782,979
Alliance HealthCare Services, Inc.*	3,527	34,423
Almost Family, Inc.*	3,594	143,940
AMN Healthcare Services, Inc.*	19,783	593,688
Chemed Corp.	9,476	1,264,762
Corvel Corp.*	10,563	341,185
Ensign Group, Inc. (The)	9,804	417,944
ExamWorks Group, Inc.*	1,379	40,322
Five Star Quality Care, Inc.*	8,554	26,432
Hanger, Inc.*	30,333	413,742
IPC Healthcare, Inc.*	10,087	783,659
Landauer, Inc.	903	33,402
LHC Group, Inc.*	8,132	364,070
Magellan Health, Inc.*	14,401	798,247
National Healthcare Corp.	8,227	500,942
PharMerica Corp.*	16,644	473,855
Providence Service Corp. (The)*	5,077	221,256
Select Medical Holdings Corp.	95,356	1,028,891
Triple-S Management Corp. Class B*	17,511	311,871
U.S. Physical Therapy, Inc.	5,002	224,540

Total Health Care Providers & Services		9,292,784
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.	6,800	286,484
HealthStream, Inc.*	3,748	81,744
HMS Holdings Corp.*	14,840	130,147
MedAssets, Inc.*	17,867	358,412
Omnicell, Inc.*	9,467	294,424
Quality Systems, Inc.	3,522	43,954

Total Health Care Technology		1,195,165

See Notes to Financial Statements.

68	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Hotels, Restaurants & Leisure – 2.5%
Biglari Holdings, Inc.*	468	$171,166
BJ’s Restaurants, Inc.*	5,268	226,682
Bob Evans Farms, Inc.	4,708	204,092
Bravo Brio Restaurant Group, Inc.*	4,593	51,763
Caesars Acquisition Co. Class A*	100,601	714,267
Churchill Downs, Inc.	6,376	853,173
Chuy’s Holdings, Inc.*	6,612	187,781
Del Frisco’s Restaurant Group, Inc.*	7,615	105,772
Diamond Resorts International, Inc.*	17,741	414,962
Famous Dave’s of America, Inc.*(a)	3,077	39,724
Fiesta Restaurant Group, Inc.*	3,687	167,279
International Speedway Corp. Class A	17,807	564,838
Interval Leisure Group, Inc.	43,545	799,486
Kona Grill, Inc.*	647	10,190
Krispy Kreme Doughnuts, Inc.*	21,336	312,146
Marcus Corp. (The)	16,753	324,003
Monarch Casino & Resort, Inc.*	8,391	150,786
Nathan’s Famous, Inc.	1,449	55,091
Noodles & Co.*(a)	4,284	60,662
Pinnacle Entertainment, Inc.*	18,255	617,749
Popeyes Louisiana Kitchen, Inc.*	7,276	410,075
Red Robin Gourmet Burgers, Inc.*	5,354	405,512
Ruth’s Hospitality Group, Inc.	10,950	177,828
SeaWorld Entertainment, Inc.(a)	43,537	775,394
Sonic Corp.	19,501	447,548
Speedway Motorsports, Inc.	43,692	788,641

Total Hotels, Restaurants & Leisure		9,036,610
Household Durables – 3.8%
Bassett Furniture Industries, Inc.	3,932	109,506
Beazer Homes USA, Inc.*	18,749	249,924
Cavco Industries, Inc.*	3,260	221,973
Century Communities, Inc.*	10,862	215,611
CSS Industries, Inc.	6,462	170,209
Ethan Allen Interiors, Inc.	17,202	454,305
Flexsteel Industries, Inc.	5,749	179,656
Hooker Furniture Corp.	6,085	143,241
Hovnanian Enterprises, Inc. Class A*(a)	44,546	78,846
Installed Building Products, Inc.*	7,238	182,977
iRobot Corp.*	10,228	298,044
KB Home	61,141	828,461
La-Z-Boy, Inc.	27,036	718,076
LGI Homes, Inc.*(a)	23,623	642,309
M/I Homes, Inc.*	25,031	590,231
MDC Holdings, Inc.	34,789	910,776
Meritage Homes Corp.*	46,328	1,691,899
NACCO Industries, Inc. Class A	5,049	240,080
New Home Co., Inc. (The)*	2,495	32,310
Ryland Group, Inc. (The)	53,205	2,172,360
Skullcandy, Inc.*	4,884	27,009
Universal Electronics, Inc.*	5,149	216,413
WCI Communities, Inc.*	77,435	1,752,354
Investments	Shares	Value

William Lyon Homes Class A*	85,504	$1,761,382

Total Household Durables		13,887,952
Household Products – 0.2%
Oil-Dri Corp. of America	3,417	78,250
Orchids Paper Products Co.	3,942	102,886
WD-40 Co.	6,232	555,084

Total Household Products		736,220
Independent Power and Renewable Electricity Producers – 0.2%
Ormat Technologies, Inc.	22,706	772,685
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	17,026	288,591
Insurance – 4.3%
Ambac Financial Group, Inc.*	30,692	444,113
AMERISAFE, Inc.	12,131	603,274
Baldwin & Lyons, Inc. Class B	9,303	201,875
Citizens, Inc.*(a)	7,491	55,583
Crawford & Co. Class B	29,355	164,681
Donegal Group, Inc. Class A	11,573	162,716
eHealth, Inc.*	399	5,111
EMC Insurance Group, Inc.	10,427	242,011
Employers Holdings, Inc.	38,502	858,209
FBL Financial Group, Inc. Class A	18,536	1,140,335
Federated National Holding Co.	10,734	257,831
Fidelity & Guaranty Life	54,316	1,332,915
Hallmark Financial Services, Inc.*	10,034	115,291
HCI Group, Inc.	12,932	501,374
Heritage Insurance Holdings, Inc.*	14,260	281,350
Horace Mann Educators Corp.	30,700	1,019,854
Infinity Property & Casualty Corp.	5,433	437,574
Investors Title Co.	1,139	82,532
Kemper Corp.	25,329	895,887
National General Holdings Corp.	49,042	946,020
National Interstate Corp.	4,639	123,768
National Western Life Insurance Co. Class A	3,882	864,521
Navigators Group, Inc. (The)*	9,617	749,934
Phoenix Cos., Inc. (The)*	11,216	370,016
Safety Insurance Group, Inc.	9,365	507,115
Selective Insurance Group, Inc.	37,394	1,161,458
State Auto Financial Corp.	19,406	442,651
Stewart Information Services Corp.	11,325	463,306
United Fire Group, Inc.	16,625	582,706
Universal Insurance Holdings, Inc.	30,031	887,116

Total Insurance		15,901,127
Internet & Catalog Retail – 0.4%
1-800-Flowers.com, Inc. Class A*	21,977	199,991
Blue Nile, Inc.*	3,212	107,731
FTD Cos., Inc.*	5,239	156,122
Nutrisystem, Inc.	8,741	231,811
Overstock.com, Inc.*	35,573	610,433
PetMed Express, Inc.(a)	13,453	216,593

Total Internet & Catalog Retail		1,522,681

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Internet Software & Services – 1.0%
Bankrate, Inc.*	16,656	$172,390
Blucora, Inc.*	26,038	358,543
Constant Contact, Inc.*	4,009	97,178
Cvent, Inc.*	1,264	42,546
DHI Group, Inc.*	17,049	124,628
Envestnet, Inc.*	2,500	74,925
Liquidity Services, Inc.*	42,526	314,267
LogMeIn, Inc.*	1,005	68,501
NIC, Inc.	22,818	404,107
Reis, Inc.	9,974	225,911
RetailMeNot, Inc.*	21,253	175,125
SPS Commerce, Inc.*	471	31,976
Stamps.com, Inc.*	10,489	776,291
Support.com, Inc.*	9,449	10,583
TechTarget, Inc.*	2,569	21,888
Travelzoo, Inc.*	10,972	90,738
WebMD Health Corp.*	11,065	440,830
XO Group, Inc.*	1,929	27,257
Xoom Corp.*	2,447	60,881

Total Internet Software & Services		3,518,565
IT Services – 2.6%
Blackhawk Network Holdings, Inc.*	15,158	642,548
Cardtronics, Inc.*	11,403	372,878
Cass Information Systems, Inc.	5,655	277,830
Computer Task Group, Inc.	16,451	101,832
CSG Systems International, Inc.	14,720	453,376
Datalink Corp.*	10,404	62,112
Everi Holdings, Inc.*	40,882	209,725
ExlService Holdings, Inc.*	16,263	600,593
Forrester Research, Inc.	2,630	82,687
Hackett Group, Inc. (The)	8,530	117,287
Higher One Holdings, Inc.*	47,914	94,391
Information Services Group, Inc.	17,862	69,840
Lionbridge Technologies, Inc.*	31,613	156,168
ManTech International Corp. Class A	16,929	435,075
MoneyGram International, Inc.*	122,557	982,907
NeuStar, Inc. Class A*(a)	66,257	1,802,853
Perficient, Inc.*	13,933	214,986
Sykes Enterprises, Inc.*	22,142	564,621
TeleTech Holdings, Inc.	34,033	911,744
Unisys Corp.*	71,207	847,363
Virtusa Corp.*	10,448	536,087

Total IT Services		9,536,903
Leisure Products – 1.1%
Arctic Cat, Inc.	10,076	223,486
Callaway Golf Co.	11,909	99,440
Escalade, Inc.	9,747	154,003
JAKKS Pacific, Inc.*(a)	4,167	35,503
Johnson Outdoors, Inc. Class A	2,640	55,704
LeapFrog Enterprises, Inc.*	168,616	120,307
Nautilus, Inc.*	16,088	241,320
Smith & Wesson Holding Corp.*	88,080	1,485,910
Investments	Shares	Value

Sturm Ruger & Co., Inc.	25,709	$1,508,861

Total Leisure Products		3,924,534
Life Sciences Tools & Services – 0.3%
Albany Molecular Research, Inc.*(a)	2,549	44,403
Cambrex Corp.*	20,813	825,860
Luminex Corp.*	13,146	222,299
pSivida Corp.*(a)	26,428	96,462

Total Life Sciences Tools & Services		1,189,024
Machinery – 4.7%
Accuride Corp.*	13,322	36,902
Actuant Corp. Class A	51,699	950,745
Alamo Group, Inc.	8,761	409,577
Albany International Corp. Class A	17,234	493,065
Altra Industrial Motion Corp.	15,455	357,320
American Railcar Industries, Inc.(a)	22,692	820,543
Astec Industries, Inc.	10,509	352,157
Blount International, Inc.*	13,088	72,900
Briggs & Stratton Corp.	26,858	518,628
Chart Industries, Inc.*	26,564	510,294
CIRCOR International, Inc.	10,469	420,016
Columbus McKinnon Corp.	15,219	276,377
Commercial Vehicle Group, Inc.*	7,066	28,476
Douglas Dynamics, Inc.	18,909	375,533
Dynamic Materials Corp.	4,885	46,603
EnPro Industries, Inc.	4,859	190,327
ESCO Technologies, Inc.	13,678	491,040
Federal Signal Corp.	53,243	729,962
Global Brass & Copper Holdings, Inc.	33,002	676,871
Gorman-Rupp Co. (The)	13,347	319,928
Graham Corp.	3,726	65,764
Greenbrier Cos., Inc. (The)(a)	20,546	659,732
Harsco Corp.	4,175	37,867
Hurco Cos., Inc.	4,068	106,744
Hyster-Yale Materials Handling, Inc.	14,877	860,337
John Bean Technologies Corp.	10,038	383,953
Kadant, Inc.	6,988	272,602
L.B. Foster Co. Class A	6,173	75,804
Lindsay Corp.(a)	6,403	434,059
Lydall, Inc.*	8,483	241,681
Meritor, Inc.*	90,876	966,012
Miller Industries, Inc.	6,737	131,641
Mueller Industries, Inc.	33,645	995,219
Mueller Water Products, Inc. Class A	62,467	478,497
NN, Inc.	6,565	121,452
Proto Labs, Inc.*	6,724	450,508
RBC Bearings, Inc.*	10,245	611,934
Standex International Corp.	7,710	580,948
Sun Hydraulics Corp.	12,071	331,590
Tennant Co.	7,292	409,665
TriMas Corp.*	26,278	429,645
Twin Disc, Inc.	5,202	64,557
Wabash National Corp.*	54,154	573,491

Total Machinery		17,360,966

See Notes to Financial Statements.

70	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Marine – 0.2%
International Shipholding Corp.	4,183	$16,021
Matson, Inc.	18,322	705,214

Total Marine		721,235
Media – 1.2%
A.H. Belo Corp. Class A	20,985	103,456
Cumulus Media, Inc. Class A*	139,945	98,493
Entercom Communications Corp. Class A*	25,730	261,417
Entravision Communications Corp. Class A	266,967	1,772,661
Gray Television, Inc.*	27,104	345,847
Harte-Hanks, Inc.	42,544	150,180
Martha Stewart Living Omnimedia, Inc. Class A*	6,280	37,429
Media General, Inc.*(a)	14,611	204,408
National CineMedia, Inc.	20,201	271,097
New York Times Co. (The) Class A	12,710	150,105
Nexstar Broadcasting Group, Inc. Class A	4,639	219,657
Salem Media Group, Inc. Class A	15,564	95,252
Scholastic Corp.	18,300	712,968

Total Media		4,422,970
Metals & Mining – 0.5%
Ampco-Pittsburgh Corp.	2,749	29,992
Gold Resource Corp.(a)	29,246	73,992
Haynes International, Inc.	1,452	54,944
Hecla Mining Co.	9,621	18,953
Kaiser Aluminum Corp.	10,444	838,131
Materion Corp.	9,674	290,413
Olympic Steel, Inc.	4,369	43,472
Schnitzer Steel Industries, Inc. Class A	2,429	32,889
SunCoke Energy, Inc.	8,227	64,006
TimkenSteel Corp.	40,440	409,253

Total Metals & Mining		1,856,045
Oil, Gas & Consumable Fuels – 4.5%
Adams Resources & Energy, Inc.	3,333	136,653
Aemetis, Inc.*(a)	13,161	36,193
Alon USA Energy, Inc.	14,737	266,298
Approach Resources, Inc.*(a)	198,549	371,287
Bonanza Creek Energy, Inc.*	50,165	204,171
Callon Petroleum Co.*	32,781	238,973
Carrizo Oil & Gas, Inc.*	23,554	719,339
Clayton Williams Energy, Inc.*	10,217	396,522
Cloud Peak Energy, Inc.*(a)	47,971	126,164
Delek U.S. Holdings, Inc.	69,733	1,931,604
Evolution Petroleum Corp.	4,041	22,427
Gastar Exploration, Inc.*	32,728	37,637
Green Plains, Inc.	66,989	1,303,606
Jones Energy, Inc. Class A*	8,943	42,837
Laredo Petroleum, Inc.*(a)	188,401	1,776,621
Matador Resources Co.*	57,618	1,194,997
Northern Oil and Gas, Inc.*(a)	166,811	737,305
Oasis Petroleum, Inc.*(a)	345,110	2,995,555
Panhandle Oil and Gas, Inc. Class A	12,962	209,466
PDC Energy, Inc.*	21,566	1,143,214
PetroQuest Energy, Inc.*	79,594	93,125
Investments	Shares	Value

Renewable Energy Group, Inc.*	51,977	$430,369
REX American Resources Corp.*	12,861	651,024
Rex Energy Corp.*(a)	18,068	37,401
Ring Energy, Inc.*	8,980	88,633
Sanchez Energy Corp.*(a)	27,596	169,715
Stone Energy Corp.*	7,775	38,564
Synergy Resources Corp.*	31,569	309,376
Triangle Petroleum Corp.*(a)	247,673	351,696
VAALCO Energy, Inc.*	118,505	201,458
W&T Offshore, Inc.(a)	21,098	63,294
Warren Resources, Inc.*(a)	215,034	105,238

Total Oil, Gas & Consumable Fuels		16,430,762
Paper & Forest Products – 1.2%
Boise Cascade Co.*	23,749	598,950
Clearwater Paper Corp.*	17,641	833,361
Deltic Timber Corp.	3,118	186,488
Mercer International, Inc.	97,318	976,099
Neenah Paper, Inc.	10,573	616,194
PH Glatfelter Co.	29,067	500,534
Schweitzer-Mauduit International, Inc.	16,172	555,993

Total Paper & Forest Products		4,267,619
Personal Products – 0.5%
Inter Parfums, Inc.	9,324	231,329
Medifast, Inc.*	7,607	204,324
Nutraceutical International Corp.*	8,846	208,854
Revlon, Inc. Class A*	9,338	275,004
USANA Health Sciences, Inc.*	8,330	1,116,470

Total Personal Products		2,035,981
Pharmaceuticals – 1.0%
ANI Pharmaceuticals, Inc.*	2,165	85,539
Depomed, Inc.*	58,546	1,103,592
Endocyte, Inc.*(a)	18,163	83,187
Lannett Co., Inc.*(a)	24,558	1,019,648
Medicines Co. (The)*	3,774	143,261
Phibro Animal Health Corp. Class A	6,006	189,970
POZEN, Inc.*	9,395	54,820
Prestige Brands Holdings, Inc.*	17,484	789,577
Sagent Pharmaceuticals, Inc.*	5,403	82,828
Sciclone Pharmaceuticals, Inc.*	29,633	205,653
Sucampo Pharmaceuticals, Inc. Class A*	5,125	101,834

Total Pharmaceuticals		3,859,909
Professional Services – 2.3%
Advisory Board Co. (The)*	2,974	135,436
CBIZ, Inc.*	34,624	340,008
CDI Corp.	7,630	65,237
CRA International, Inc.*	5,105	110,166
Exponent, Inc.	11,448	510,123
Franklin Covey Co.*	10,000	160,600
FTI Consulting, Inc.*	14,516	602,559
GP Strategies Corp.*	8,751	199,698
Heidrick & Struggles International, Inc.	3,892	75,699
Huron Consulting Group, Inc.*	14,776	923,943

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	71

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

ICF International, Inc.*	11,178	$339,699
Insperity, Inc.	9,526	418,477
Kelly Services, Inc. Class A	16,179	228,771
Kforce, Inc.	10,004	262,905
Korn/Ferry International	29,040	960,353
Mistras Group, Inc.*	12,681	162,951
Navigant Consulting, Inc.*	35,725	568,385
On Assignment, Inc.*	25,936	957,038
Resources Connection, Inc.	15,491	233,449
RPX Corp.*	31,623	433,868
TrueBlue, Inc.*	28,672	644,260
VSE Corp.	5,421	217,220
Willdan Group, Inc.*	5,610	56,885

Total Professional Services		8,607,730
Real Estate Investment Trusts (REITs) – 2.3%
Agree Realty Corp.	5,472	163,339
American Assets Trust, Inc.	4,586	187,384
Armada Hoffler Properties, Inc.	5,969	58,317
Chambers Street Properties	32,252	209,316
Chatham Lodging Trust	23,326	501,043
Chesapeake Lodging Trust	14,350	373,961
CorEnergy Infrastructure Trust, Inc.	12,881	56,934
CoreSite Realty Corp.	3,109	159,927
Education Realty Trust, Inc.	6,229	205,246
Empire State Realty Trust, Inc. Class A	59,058	1,005,758
First Potomac Realty Trust	1,298	14,278
Franklin Street Properties Corp.	10,267	110,370
Getty Realty Corp.	12,984	205,147
Government Properties Income Trust	20,730	331,680
Gramercy Property Trust, Inc.	17,625	366,071
Hersha Hospitality Trust	14,161	320,888
Hudson Pacific Properties, Inc.	3,867	111,331
Independence Realty Trust, Inc.	2,969	21,407
Inland Real Estate Corp.	12,662	102,562
Ladder Capital Corp. Class A	30,288	433,724
LTC Properties, Inc.	14,072	600,452
Monmouth Real Estate Investment Corp. Class A	8,719	85,010
One Liberty Properties, Inc.	5,189	110,681
Potlatch Corp.	19,604	564,399
QTS Realty Trust, Inc. Class A	4,196	183,323
Retail Opportunity Investments Corp.	11,368	188,027
Sabra Health Care REIT, Inc.	8,585	199,000
Saul Centers, Inc.	5,610	290,318
Select Income REIT	40,050	761,351
Terreno Realty Corp.	2,218	43,562
Universal Health Realty Income Trust	7,477	350,970
Urstadt Biddle Properties, Inc. Class A	5,587	104,700
Whitestone REIT	3,649	42,073

Total Real Estate Investment Trusts (REITs)		8,462,549
Real Estate Management & Development – 1.4%
Alexander & Baldwin, Inc.	8,511	292,183
Consolidated-Tomoka Land Co.	1,243	61,901
Forestar Group, Inc.*	22,863	300,648
Investments	Shares	Value

FRP Holdings, Inc.*	3,111	$93,766
Marcus & Millichap, Inc.*	7,291	335,313
St. Joe Co. (The)*(a)	219,011	4,189,680
Tejon Ranch Co.*	1,002	21,854

Total Real Estate Management & Development		5,295,345
Road & Rail – 0.5%
ArcBest Corp.	10,405	268,137
Celadon Group, Inc.	10,863	174,025
Covenant Transportation Group, Inc. Class A*	4,634	83,273
Marten Transport Ltd.	14,878	240,577
PAM Transportation Services, Inc.*	816	26,969
Patriot Transportation Holding, Inc.*	1,038	24,964
Roadrunner Transportation Systems, Inc.*	25,768	474,131
Saia, Inc.*	9,406	291,116
Universal Truckload Services, Inc.	17,893	278,594

Total Road & Rail		1,861,786
Semiconductors & Semiconductor Equipment – 2.7%
Advanced Energy Industries, Inc.*	35,560	935,228
Amkor Technology, Inc.*	259,708	1,166,089
Brooks Automation, Inc.	1,342	15,715
Cabot Microelectronics Corp.*	12,185	472,047
Cascade Microtech, Inc.*	11,439	161,747
Ceva, Inc.*	2,875	53,389
Cirrus Logic, Inc.*	38,363	1,208,818
Diodes, Inc.*	23,280	497,494
DSP Group, Inc.*	1,704	15,523
Entegris, Inc.*	15,655	206,489
Integrated Silicon Solution, Inc.	10,523	226,139
Intersil Corp. Class A	39,374	460,676
IXYS Corp.	8,722	97,338
Kulicke & Soffa Industries, Inc.*	50,347	462,185
Lattice Semiconductor Corp.*	67,765	260,895
Mattson Technology, Inc.*	24,775	57,726
Monolithic Power Systems, Inc.	7,737	396,134
OmniVision Technologies, Inc.*	41,560	1,091,366
PDF Solutions, Inc.*	16,856	168,560
Pericom Semiconductor Corp.	4,864	88,768
Photronics, Inc.*	13,685	123,986
Power Integrations, Inc.	13,205	556,855
Rambus, Inc.*	7,386	87,155
Tessera Technologies, Inc.	27,402	888,099
Ultra Clean Holdings, Inc.*	17,634	101,219
Xcerra Corp.*	15,381	96,593

Total Semiconductors & Semiconductor Equipment		9,896,233
Software – 1.1%
American Software, Inc. Class A	13,492	127,095
Aware, Inc.*	12,347	41,362
Barracuda Networks, Inc.*	527	8,211
Ebix, Inc.(a)	40,000	998,400
Ellie Mae, Inc.*	3,112	207,166
EnerNOC, Inc.*	13,935	110,087
Epiq Systems, Inc.	1,647	21,279
ePlus, Inc.*	6,199	490,155

See Notes to Financial Statements.

72	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

Glu Mobile, Inc.*	8,928	$39,015
Monotype Imaging Holdings, Inc.	12,581	274,517
Paycom Software, Inc.*	982	35,264
Pegasystems, Inc.	15,679	385,860
Progress Software Corp.*	20,674	534,009
QAD, Inc. Class A	5,528	141,517
Qualys, Inc.*	1,380	39,275
Synchronoss Technologies, Inc.*	11,828	387,958
Tangoe, Inc.*	1,741	12,535
TiVo, Inc.*	22,478	194,659
Xura, Inc.*	3,462	77,480
Zix Corp.*	25,356	106,749

Total Software		4,232,593
Specialty Retail – 3.8%
America’s Car-Mart, Inc.*	4,972	164,523
Big 5 Sporting Goods Corp.	14,446	149,949
Build-A-Bear Workshop, Inc.*	4,013	75,806
Caleres, Inc.	22,775	695,321
Cato Corp. (The) Class A	14,459	492,040
Children’s Place, Inc. (The)	11,107	640,541
Christopher & Banks Corp.*	31,798	35,296
Citi Trends, Inc.	3,008	70,327
Conn’s, Inc.*(a)	62,331	1,498,437
Container Store Group, Inc. (The)*(a)	7,398	104,164
Destination Maternity Corp.	9,390	86,576
Express, Inc.*	65,622	1,172,665
Finish Line, Inc. (The) Class A	31,869	615,072
Francesca’s Holdings Corp.*	26,756	327,226
Haverty Furniture Cos., Inc.	15,248	358,023
Hibbett Sports, Inc.*	15,876	555,819
Kirkland’s, Inc.	7,092	152,762
Lumber Liquidators Holdings, Inc.*(a)	12,523	164,552
MarineMax, Inc.*	6,094	86,108
Monro Muffler Brake, Inc.	11,846	800,197
New York & Co., Inc.*	15,638	38,782
Outerwall, Inc.(a)	15,909	905,699
Pep Boys-Manny Moe & Jack (The)*	10,168	123,948
Pier 1 Imports, Inc.(a)	77,022	531,452
Rent-A-Center, Inc.	28,658	694,956
Select Comfort Corp.*	23,455	513,195
Shoe Carnival, Inc.	9,870	234,906
Sonic Automotive, Inc. Class A	39,187	800,199
Sportsman’s Warehouse Holdings, Inc.*(a)	17,125	210,980
Stage Stores, Inc.	10,169	100,063
Stein Mart, Inc.	16,312	157,900
Tile Shop Holdings, Inc.*(a)	13,287	159,178
Tilly’s, Inc. Class A*	17,202	126,607
Vitamin Shoppe, Inc.*	14,667	478,731
West Marine, Inc.*	1,154	10,132
Winmark Corp.	2,652	272,944
Zumiez, Inc.*	13,283	207,613

Total Specialty Retail		13,812,689

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – 0.4%
Cray, Inc.*	12,595	$249,507
Dot Hill Systems Corp.*	6,103	59,382
Immersion Corp.*	49,926	560,669
Super Micro Computer, Inc.*	23,556	642,137

Total Technology Hardware, Storage & Peripherals		1,511,695
Textiles, Apparel & Luxury Goods – 0.8%
Cherokee, Inc.*	4,424	68,660
Culp, Inc.	9,454	303,190
Movado Group, Inc.	19,534	504,563
Oxford Industries, Inc.	8,905	657,901
Perry Ellis International, Inc.*	1,978	43,437
Superior Uniform Group, Inc.	9,144	163,952
Tumi Holdings, Inc.*	26,454	466,120
Unifi, Inc.*	11,381	339,268
Vera Bradley, Inc.*	25,787	325,174
Vince Holding Corp.*	4,667	16,008

Total Textiles, Apparel & Luxury Goods		2,888,273
Thrifts & Mortgage Finance – 3.3%
Astoria Financial Corp.	62,457	1,005,558
Bank Mutual Corp.	19,370	148,762
BankFinancial Corp.	6,049	75,189
BBX Capital Corp. Class A*(a)	28,820	464,002
Beneficial Bancorp, Inc.*	13,856	183,731
BofI Holding, Inc.*	7,488	964,679
Brookline Bancorp, Inc.	36,279	367,869
Capitol Federal Financial, Inc.	57,859	701,251
Clifton Bancorp, Inc.	4,460	61,905
Dime Community Bancshares, Inc.	26,712	451,433
Federal Agricultural Mortgage Corp. Class C	15,991	414,647
First Defiance Financial Corp.	6,845	250,253
First Financial Northwest, Inc.	9,463	114,408
Flagstar Bancorp, Inc.*	46,710	960,358
Fox Chase Bancorp, Inc.	4,212	73,120
Home Bancorp, Inc.	3,474	89,699
HomeStreet, Inc.*	9,235	213,328
Kearny Financial Corp.	9,737	111,683
Meridian Bancorp, Inc.	17,588	240,428
Meta Financial Group, Inc.	4,344	181,449
Northfield Bancorp, Inc.	13,349	203,038
Northwest Bancshares, Inc.	49,580	644,540
OceanFirst Financial Corp.	9,728	167,516
Oritani Financial Corp.	26,705	417,132
PennyMac Financial Services, Inc. Class A*	19,412	310,592
Provident Financial Services, Inc.	37,655	734,272
Territorial Bancorp, Inc.	6,204	161,552
TrustCo Bank Corp.	60,007	350,441
United Community Financial Corp.	92,862	464,310
United Financial Bancorp, Inc.	5,121	66,829
Walker & Dunlop, Inc.*	26,574	693,050
Walter Investment Management Corp.*(a)	13,646	221,747
Waterstone Financial, Inc.	9,053	122,034

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2015

Investments	Shares	Value

WSFS Financial Corp.	20,081	$578,534

Total Thrifts & Mortgage Finance		12,209,339
Tobacco – 0.3%
Universal Corp.	19,231	953,281
Trading Companies & Distributors – 1.0%
Beacon Roofing Supply, Inc.*	21,988	714,390
CAI International, Inc.*	29,805	300,434
DXP Enterprises, Inc.*	14,517	396,024
H&E Equipment Services, Inc.	22,257	372,137
Houston Wire & Cable Co.	13,034	82,636
Kaman Corp.	14,227	510,038
Rush Enterprises, Inc. Class A*	23,744	574,605
Stock Building Supply Holdings, Inc.*	7,470	131,547
TAL International Group, Inc.*	34,545	472,230
Willis Lease Finance Corp.*	7,025	114,226

Total Trading Companies & Distributors		3,668,267
Transportation Infrastructure – 0.3%
Wesco Aircraft Holdings, Inc.*	83,283	1,016,053
Water Utilities – 0.8%
American States Water Co.	19,392	802,829
Artesian Resources Corp. Class A	4,658	112,444
California Water Service Group	30,246	669,041
Connecticut Water Service, Inc.	7,195	262,761
Middlesex Water Co.	9,284	221,331
SJW Corp.	19,349	594,982
York Water Co. (The)	5,751	120,886

Total Water Utilities		2,784,274
Wireless Telecommunication Services – 0.2%
NTELOS Holdings Corp.*	5,194	46,902
Shenandoah Telecommunications Co.	11,882	508,668
Spok Holdings, Inc.	14,802	243,641

Total Wireless Telecommunication Services		799,211
Total United States		363,859,011
TOTAL COMMON STOCKS (Cost: $392,929,157)		365,024,730
EXCHANGE-TRADED FUND – 0.6%
United States – 0.6%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $2,376,267)	26,183	2,249,643
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.0%
United States – 7.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $25,574,379)(d)	25,574,379	25,574,379
TOTAL INVESTMENTS IN SECURITIES – 106.8% (Cost: $420,879,803)		392,848,752
Liabilities in Excess of Cash and Other Assets – (6.8)%		(24,860,908)

NET ASSETS – 100.0%		$367,987,844

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)

At September 30, 2015, the total market value of the Fund’s securities on loan was $24,908,333 and the total market value of the collateral held by the Fund was $25,816,796. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $242,417.

See Notes to Financial Statements.

74	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.8%
American Science & Engineering, Inc.	976	$34,707
Boeing Co. (The)	21,112	2,764,616
BWX Technologies, Inc.	3,651	96,240
Curtiss-Wright Corp.	1,073	66,977
General Dynamics Corp.	7,363	1,015,726
Honeywell International, Inc.	21,021	1,990,479
Huntington Ingalls Industries, Inc.	959	102,757
L-3 Communications Holdings, Inc.	2,119	221,478
Lockheed Martin Corp.	12,827	2,659,165
Northrop Grumman Corp.	4,908	814,483
Orbital ATK, Inc.	444	31,910
Raytheon Co.	8,647	944,771
Rockwell Collins, Inc.	2,332	190,851
Textron, Inc.	1,132	42,608
United Technologies Corp.	23,815	2,119,297

Total Aerospace & Defense		13,096,065
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	3,383	229,300
Expeditors International of Washington, Inc.	3,480	163,734
FedEx Corp.	1,582	227,776
United Parcel Service, Inc. Class B	21,334	2,105,453

Total Air Freight & Logistics		2,726,263
Airlines – 0.2%
Alaska Air Group, Inc.	1,420	112,819
American Airlines Group, Inc.	7,335	284,818
Delta Air Lines, Inc.	7,702	345,589
Southwest Airlines Co.	4,835	183,923

Total Airlines		927,149
Auto Components – 0.3%
BorgWarner, Inc.	2,958	123,023
Cooper Tire & Rubber Co.	1,740	68,747
Dana Holding Corp.	2,248	35,698
Gentex Corp.	6,620	102,610
Goodyear Tire & Rubber Co. (The)	3,732	109,460
Johnson Controls, Inc.	18,704	773,598
Lear Corp.	946	102,906

Total Auto Components		1,316,042
Automobiles – 1.0%
Ford Motor Co.	155,717	2,113,079
General Motors Co.	75,085	2,254,052
Harley-Davidson, Inc.	4,332	237,827
Thor Industries, Inc.	1,514	78,425

Total Automobiles		4,683,383
Banks – 6.6%
1st Source Corp.	1,973	60,768
Arrow Financial Corp.	2,577	68,793
Associated Banc-Corp.	4,659	83,722
Banc of California, Inc.	6,210	76,197
BancorpSouth, Inc.	2,512	59,710
Investments	Shares	Value

Bank of America Corp.	151,840	$2,365,667
Bank of Hawaii Corp.	1,698	107,806
Bank of the Ozarks, Inc.	1,650	72,204
BankUnited, Inc.	3,824	136,708
BB&T Corp.	23,503	836,707
Berkshire Hills Bancorp, Inc.	2,750	75,735
BOK Financial Corp.	2,154	139,385
Cathay General Bancorp	2,513	75,289
Chemical Financial Corp.	1,811	58,586
CIT Group, Inc.	2,729	109,242
Citigroup, Inc.	3,150	156,271
City Holding Co.	1,769	87,212
City National Corp.	1,115	98,187
Comerica, Inc.	3,852	158,317
Commerce Bancshares, Inc.	2,298	104,697
Community Bank System, Inc.	2,069	76,905
Community Trust Bancorp, Inc.	1,508	53,549
Cullen/Frost Bankers, Inc.	1,874	119,149
CVB Financial Corp.	5,033	84,051
East West Bancorp, Inc.	3,657	140,502
Fifth Third Bancorp	25,786	487,613
First Commonwealth Financial Corp.	8,720	79,265
First Financial Bancorp	4,833	92,214
First Financial Bankshares, Inc.(a)	2,456	78,052
First Financial Corp.	1,671	54,057
First Horizon National Corp.	4,851	68,787
First Niagara Financial Group, Inc.	17,007	173,641
First Republic Bank	2,555	160,377
FirstMerit Corp.	7,456	131,748
Flushing Financial Corp.	2,047	40,981
FNB Corp.	8,655	112,082
Fulton Financial Corp.	9,518	115,168
Glacier Bancorp, Inc.	2,560	67,558
Hancock Holding Co.	4,118	111,392
Huntington Bancshares, Inc.	21,905	232,193
Iberiabank Corp.	1,077	62,692
Independent Bank Corp.	1,842	84,916
Investors Bancorp, Inc.	7,227	89,181
JPMorgan Chase & Co.	123,077	7,504,005
KeyCorp	20,059	260,968
M&T Bank Corp.	3,701	451,337
MB Financial, Inc.	1,950	63,648
National Penn Bancshares, Inc.	8,089	95,046
NBT Bancorp, Inc.	3,400	91,596
Old National Bancorp	6,041	84,151
PacWest Bancorp	5,350	229,033
Park National Corp.	1,398	126,128
Penns Woods Bancorp, Inc.	1,109	45,380
People’s United Financial, Inc.	15,419	242,541
PNC Financial Services Group, Inc. (The)	13,837	1,234,260
Prosperity Bancshares, Inc.	1,841	90,412
Regions Financial Corp.	35,411	319,053
Renasant Corp.	1,805	59,294
S&T Bancorp, Inc.	2,179	71,079

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Sterling Bancorp	3,564	$52,997
Stock Yards Bancorp, Inc.	1,513	54,998
SunTrust Banks, Inc.	12,815	490,046
Synovus Financial Corp.	2,857	84,567
TCF Financial Corp.	3,128	47,420
Tompkins Financial Corp.	1,457	77,746
Trustmark Corp.	4,505	104,381
U.S. Bancorp	49,499	2,029,954
UMB Financial Corp.	1,066	54,163
Umpqua Holdings Corp.	9,540	155,502
United Bankshares, Inc.	3,018	114,654
Univest Corp. of Pennsylvania	2,991	57,487
Valley National Bancorp	16,183	159,241
Washington Trust Bancorp, Inc.	1,871	71,940
Webster Financial Corp.	3,187	113,553
Wells Fargo & Co.	166,818	8,566,104
WesBanco, Inc.	2,366	74,411
Westamerica Bancorp	1,881	83,592
Zions Bancorp	2,395	65,958

Total Banks		31,073,921
Beverages – 2.7%
Brown-Forman Corp. Class A	1,823	195,043
Brown-Forman Corp. Class B	1,894	183,529
Coca-Cola Co. (The)	160,540	6,440,865
Coca-Cola Enterprises, Inc.	6,669	322,446
Dr. Pepper Snapple Group, Inc.	5,533	437,384
Molson Coors Brewing Co. Class B	4,073	338,140
PepsiCo, Inc.	51,557	4,861,825

Total Beverages		12,779,232
Biotechnology – 1.1%
AbbVie, Inc.	59,335	3,228,417
Amgen, Inc.	14,037	1,941,598
PDL BioPharma, Inc.	15,958	80,269

Total Biotechnology		5,250,284
Building Products – 0.2%
A.O. Smith Corp.	1,314	85,660
Fortune Brands Home & Security, Inc.	2,463	116,918
Lennox International, Inc.	952	107,890
Masco Corp.	7,359	185,300
Owens Corning	3,039	127,364
Simpson Manufacturing Co., Inc.	1,602	53,651

Total Building Products		676,783
Capital Markets – 1.8%
Ameriprise Financial, Inc.	4,184	456,600
Arlington Asset Investment Corp. Class A	5,661	79,537
Artisan Partners Asset Management, Inc. Class A	1,896	66,796
Bank of New York Mellon Corp. (The)	23,410	916,501
BGC Partners, Inc. Class A	16,033	131,791
BlackRock, Inc.	4,523	1,345,457
Charles Schwab Corp. (The)	13,725	391,986
Cohen & Steers, Inc.	1,663	45,649
Eaton Vance Corp.	3,756	125,526
Investments	Shares	Value

Evercore Partners, Inc. Class A	1,214	$60,991
Federated Investors, Inc. Class B	4,057	117,247
Franklin Resources, Inc.	6,868	255,902
FXCM, Inc. Class A(a)	2,381	2,071
Goldman Sachs Group, Inc. (The)	6,836	1,187,823
Greenhill & Co., Inc.	2,093	59,588
Janus Capital Group, Inc.	6,056	82,362
Legg Mason, Inc.	1,960	81,556
LPL Financial Holdings, Inc.(a)	2,819	112,112
Morgan Stanley	26,958	849,177
Northern Trust Corp.	5,498	374,744
NorthStar Asset Management Group, Inc.	4,713	67,679
Raymond James Financial, Inc.	2,419	120,055
SEI Investments Co.	2,613	126,025
State Street Corp.	8,387	563,690
T. Rowe Price Group, Inc.	6,656	462,592
TD Ameritrade Holding Corp.	11,937	380,074
Waddell & Reed Financial, Inc. Class A	3,216	111,820

Total Capital Markets		8,575,351
Chemicals – 2.2%
A. Schulman, Inc.	1,741	56,530
Air Products & Chemicals, Inc.	5,828	743,536
Airgas, Inc.	1,771	158,203
Albemarle Corp.	2,926	129,037
Ashland, Inc.	1,048	105,450
Axiall Corp.	1,857	29,136
Cabot Corp.	2,272	71,704
Celanese Corp. Series A	3,232	191,238
CF Industries Holdings, Inc.	7,642	343,126
Cytec Industries, Inc.	1,164	85,961
Dow Chemical Co. (The)	56,710	2,404,504
E.I. du Pont de Nemours & Co.	30,199	1,455,592
Eastman Chemical Co.	3,524	228,073
Ecolab, Inc.	3,920	430,102
FMC Corp.	1,814	61,513
FutureFuel Corp.	3,715	36,704
H.B. Fuller Co.	1,009	34,246
Huntsman Corp.	7,652	74,148
Innophos Holdings, Inc.	1,411	55,932
International Flavors & Fragrances, Inc.	1,965	202,906
Kronos Worldwide, Inc.	8,223	51,065
Monsanto Co.	9,930	847,426
Mosaic Co. (The)	9,082	282,541
NewMarket Corp.	241	86,037
Olin Corp.	4,283	71,997
PolyOne Corp.	1,263	37,056
PPG Industries, Inc.	4,156	364,440
Praxair, Inc.	7,284	741,948
RPM International, Inc.	3,573	149,673
Scotts Miracle-Gro Co. (The) Class A	2,306	140,251
Sensient Technologies Corp.	1,336	81,897
Sherwin-Williams Co. (The)	1,087	242,162
Sigma-Aldrich Corp.	1,237	171,844

See Notes to Financial Statements.

76	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Valhi, Inc.(a)	6,201	$11,720
Valspar Corp. (The)	1,406	101,063
Westlake Chemical Corp.	2,049	106,323

Total Chemicals		10,385,084
Commercial Services & Supplies – 0.8%
ABM Industries, Inc.	2,829	77,260
ADT Corp. (The)	5,457	163,164
Brady Corp. Class A	2,649	52,079
Cintas Corp.	1,857	159,238
Covanta Holding Corp.	6,864	119,777
Deluxe Corp.	1,568	87,400
Ennis, Inc.	3,783	65,673
Essendant, Inc.	1,095	35,511
Healthcare Services Group, Inc.	2,757	92,911
Herman Miller, Inc.	1,506	43,433
HNI Corp.	1,777	76,233
KAR Auction Services, Inc.	5,345	189,747
Knoll, Inc.	3,397	74,666
McGrath RentCorp	1,516	40,462
Mobile Mini, Inc.	1,485	45,723
MSA Safety, Inc.	1,216	48,604
Pitney Bowes, Inc.	7,664	152,130
Quad/Graphics, Inc.	2,585	31,278
R.R. Donnelley & Sons Co.	17,719	257,989
Republic Services, Inc.	11,813	486,696
Rollins, Inc.	4,611	123,898
Steelcase, Inc. Class A	3,070	56,519
U.S. Ecology, Inc.	808	35,269
Waste Connections, Inc.	1,734	84,238
Waste Management, Inc.	17,275	860,468
West Corp.	3,598	80,595

Total Commercial Services & Supplies		3,540,961
Communications Equipment – 1.8%
Brocade Communications Systems, Inc.	6,682	69,359
Cisco Systems, Inc.	179,341	4,707,701
Comtech Telecommunications Corp.	1,591	32,790
Harris Corp.	4,214	308,254
InterDigital, Inc.	1,171	59,253
Juniper Networks, Inc.	9,832	252,781
Motorola Solutions, Inc.	6,486	443,513
Plantronics, Inc.	906	46,070
QUALCOMM, Inc.	49,097	2,637,982

Total Communications Equipment		8,557,703
Construction & Engineering – 0.0%
Fluor Corp.	2,962	125,441
KBR, Inc.	4,631	77,152

Total Construction & Engineering		202,593
Construction Materials – 0.1%
Eagle Materials, Inc.	620	42,420
Martin Marietta Materials, Inc.	1,290	196,016
Vulcan Materials Co.	819	73,055

Total Construction Materials		311,491
Investments	Shares	Value

Consumer Finance – 0.6%
American Express Co.	14,714	$1,090,749
Capital One Financial Corp.	10,097	732,234
Discover Financial Services	8,701	452,365
Navient Corp.	13,822	155,359
Nelnet, Inc. Class A	619	21,424
Santander Consumer USA Holdings, Inc.*	14,644	299,031

Total Consumer Finance		2,751,162
Containers & Packaging – 0.3%
AptarGroup, Inc.	1,610	106,196
Avery Dennison Corp.	3,317	187,643
Ball Corp.	1,412	87,826
Bemis Co., Inc.	3,448	136,437
Greif, Inc. Class A	578	18,444
Greif, Inc. Class B	2,510	97,062
Packaging Corp. of America	2,548	153,288
Sealed Air Corp.	3,430	160,798
Silgan Holdings, Inc.	1,082	56,307
Sonoco Products Co.	3,733	140,883
WestRock Co.	5,972	307,200

Total Containers & Packaging		1,452,084
Distributors – 0.1%
Genuine Parts Co.	4,211	349,050
Pool Corp.	1,141	82,494

Total Distributors		431,544
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.	1,274	19,212
DeVry Education Group, Inc.	1,052	28,625
Graham Holdings Co. Class B	90	51,930
H&R Block, Inc.	8,395	303,899
Service Corp. International	4,400	119,240
Sotheby’s	933	29,837

Total Diversified Consumer Services		552,743
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.	1,643	110,212
CME Group, Inc.	9,148	848,386
Intercontinental Exchange, Inc.	1,593	374,339
Leucadia National Corp.	5,525	111,937
MarketAxess Holdings, Inc.	588	54,613
McGraw Hill Financial, Inc.	4,671	404,041
Moody’s Corp.	3,199	314,142
MSCI, Inc.	2,363	140,504
Nasdaq, Inc.	2,805	149,591

Total Diversified Financial Services		2,507,765
Diversified Telecommunication Services – 5.2%
AT&T, Inc.	365,149	11,896,554
Atlantic Tele-Network, Inc.	424	31,346
CenturyLink, Inc.	41,364	1,039,064
Cogent Communications Holdings, Inc.	2,326	63,174
Consolidated Communications Holdings, Inc.	4,750	91,532
Frontier Communications Corp.	78,404	372,419
Verizon Communications, Inc.	247,101	10,751,365

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Windstream Holdings, Inc.(a)	14,028	$86,132

Total Diversified Telecommunication Services		24,331,586
Electric Utilities – 3.2%
ALLETE, Inc.	2,646	133,596
American Electric Power Co., Inc.	22,482	1,278,326
Cleco Corp.	2,194	116,809
Duke Energy Corp.	33,684	2,423,227
Edison International	8,846	557,917
El Paso Electric Co.	2,639	97,168
Empire District Electric Co. (The)	3,507	77,259
Entergy Corp.	8,046	523,795
Eversource Energy	11,522	583,244
Exelon Corp.	35,950	1,067,715
FirstEnergy Corp.	19,123	598,741
Great Plains Energy, Inc.	6,625	179,007
Hawaiian Electric Industries, Inc.	5,103	146,405
IDACORP, Inc.	2,256	145,986
ITC Holdings Corp.	3,705	123,525
MGE Energy, Inc.	1,768	72,824
NextEra Energy, Inc.	15,983	1,559,142
OGE Energy Corp.	7,308	199,947
Otter Tail Corp.	2,874	74,896
Pepco Holdings, Inc.	12,348	299,069
Pinnacle West Capital Corp.	4,889	313,580
PNM Resources, Inc.	3,143	88,161
Portland General Electric Co.	3,385	125,143
PPL Corp.	34,219	1,125,463
Southern Co. (The)	47,748	2,134,336
UIL Holdings Corp.	3,285	165,137
Westar Energy, Inc.	5,486	210,882
Xcel Energy, Inc.	20,692	732,704

Total Electric Utilities		15,154,004
Electrical Equipment – 0.4%
AMETEK, Inc.	2,301	120,388
Emerson Electric Co.	27,339	1,207,564
EnerSys	956	51,222
General Cable Corp.	4,379	52,110
Hubbell, Inc. Class B	1,645	139,743
Regal Beloit Corp.	877	49,507
Rockwell Automation, Inc.	4,093	415,317

Total Electrical Equipment		2,035,851
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	3,685	187,788
Avnet, Inc.	2,462	105,078
AVX Corp.	9,832	128,701
CDW Corp.	1,801	73,589
Corning, Inc.	30,720	525,926
Electro Rent Corp.	3,088	32,054
FEI Co.	671	49,010
FLIR Systems, Inc.	2,384	66,728
Jabil Circuit, Inc.	4,295	96,079
MTS Systems Corp.	985	59,208
Investments	Shares	Value

National Instruments Corp.	3,715	$103,240

Total Electronic Equipment, Instruments & Components		1,427,401
Energy Equipment & Services – 0.6%
Baker Hughes, Inc.	6,633	345,181
Bristow Group, Inc.	1,116	29,195
CARBO Ceramics, Inc.(a)	1,278	24,269
Diamond Offshore Drilling, Inc.(a)	18,407	318,441
Exterran Holdings, Inc.	1,609	28,962
Gulfmark Offshore, Inc. Class A(a)	2,433	14,866
Halliburton Co.	19,540	690,739
Helmerich & Payne, Inc.	5,845	276,235
National Oilwell Varco, Inc.	15,813	595,360
Oceaneering International, Inc.	2,355	92,504
Patterson-UTI Energy, Inc.	5,351	70,312
Superior Energy Services, Inc.	3,644	46,024
Tidewater, Inc.(a)	2,410	31,667
U.S. Silica Holdings, Inc.(a)	1,367	19,261

Total Energy Equipment & Services		2,583,016
Food & Staples Retailing – 2.5%
Casey’s General Stores, Inc.	540	55,577
Costco Wholesale Corp.	5,500	795,135
CVS Health Corp.	17,646	1,702,486
Kroger Co. (The)	15,219	548,949
Sysco Corp.	22,902	892,491
Wal-Mart Stores, Inc.	91,038	5,902,904
Walgreens Boots Alliance, Inc.	21,446	1,782,163
Weis Markets, Inc.	1,267	52,897
Whole Foods Market, Inc.	4,754	150,464

Total Food & Staples Retailing		11,883,066
Food Products – 2.2%
Archer-Daniels-Midland Co.	15,679	649,894
B&G Foods, Inc.	3,583	130,600
Campbell Soup Co.	11,096	562,345
ConAgra Foods, Inc.	15,320	620,613
Dean Foods Co.	2,711	44,786
Flowers Foods, Inc.	7,258	179,563
General Mills, Inc.	23,304	1,308,053
Hershey Co. (The)	4,242	389,755
Hormel Foods Corp.	5,212	329,972
Ingredion, Inc.	1,857	162,135
J.M. Smucker Co. (The)	3,262	372,162
Kellogg Co.	12,721	846,582
Keurig Green Mountain, Inc.	1,674	87,282
Kraft Heinz Co. (The)	27,167	1,917,447
Lancaster Colony Corp.	825	80,421
McCormick & Co., Inc. Non-Voting Shares	2,918	239,801
Mead Johnson Nutrition Co.	3,807	268,013
Mondelez International, Inc. Class A	33,875	1,418,346
Pinnacle Foods, Inc.	3,877	162,369
Sanderson Farms, Inc.(a)	663	45,462
Snyder’s-Lance, Inc.	2,642	89,115

See Notes to Financial Statements.

78	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Tyson Foods, Inc. Class A	3,696	$159,298

Total Food Products		10,064,014
Gas Utilities – 0.4%
AGL Resources, Inc.	5,653	345,059
Atmos Energy Corp.	3,451	200,779
Laclede Group, Inc. (The)	1,873	102,135
National Fuel Gas Co.	2,195	109,706
New Jersey Resources Corp.	2,953	88,679
Northwest Natural Gas Co.	2,112	96,814
ONE Gas, Inc.	1,762	79,871
Piedmont Natural Gas Co., Inc.	3,172	127,102
Questar Corp.	6,880	133,541
South Jersey Industries, Inc.	2,980	75,245
Southwest Gas Corp.	1,409	82,173
UGI Corp.	5,053	175,945
WGL Holdings, Inc.	2,276	131,257

Total Gas Utilities		1,748,306
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	37,267	1,498,879
Baxter International, Inc.	18,772	616,660
Becton, Dickinson and Co.	3,728	494,556
C.R. Bard, Inc.	431	80,300
CONMED Corp.	1,556	74,283
DENTSPLY International, Inc.	963	48,699
Hill-Rom Holdings, Inc.	1,214	63,116
Meridian Bioscience, Inc.	4,117	70,401
ResMed, Inc.	3,677	187,380
St. Jude Medical, Inc.	5,593	352,862
STERIS Corp.	1,105	71,792
Stryker Corp.	6,089	572,975
Teleflex, Inc.	731	90,798
West Pharmaceutical Services, Inc.	929	50,277
Zimmer Biomet Holdings, Inc.	1,583	148,691

Total Health Care Equipment & Supplies		4,421,669
Health Care Providers & Services – 1.1%
Aetna, Inc.	5,118	559,960
AmerisourceBergen Corp.	3,456	328,285
Anthem, Inc.	4,665	653,100
Cardinal Health, Inc.	6,874	528,061
HealthSouth Corp.	2,437	93,508
Humana, Inc.	1,573	281,567
Kindred Healthcare, Inc.	2,382	37,516
Landauer, Inc.	1,240	45,868
McKesson Corp.	1,335	247,015
National Healthcare Corp.	1,080	65,761
Owens & Minor, Inc.	2,110	67,393
Patterson Cos., Inc.	2,331	100,816
Quest Diagnostics, Inc.	3,742	230,021
UnitedHealth Group, Inc.	18,103	2,100,129

Total Health Care Providers & Services		5,339,000
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.	1,182	49,798
Investments	Shares	Value

Quality Systems, Inc.	4,709	$58,768

Total Health Care Technology		108,566
Hotels, Restaurants & Leisure – 2.4%
Aramark	3,654	108,305
Bob Evans Farms, Inc.	1,239	53,711
Brinker International, Inc.	1,965	103,497
Cheesecake Factory, Inc. (The)	1,104	59,572
Choice Hotels International, Inc.	1,229	58,562
Cracker Barrel Old Country Store, Inc.(a)	1,003	147,722
Darden Restaurants, Inc.	6,375	436,942
DineEquity, Inc.	852	78,094
Domino’s Pizza, Inc.	805	86,868
Dunkin’ Brands Group, Inc.	2,620	128,380
Las Vegas Sands Corp.	35,741	1,357,086
Marriott International, Inc. Class A	3,782	257,932
McDonald’s Corp.	45,047	4,438,481
SeaWorld Entertainment, Inc.(a)	5,775	102,853
Six Flags Entertainment Corp.	5,980	273,764
Speedway Motorsports, Inc.	3,063	55,287
Starbucks Corp.	28,482	1,618,917
Starwood Hotels & Resorts Worldwide, Inc.	3,946	262,330
Texas Roadhouse, Inc.	2,232	83,030
Vail Resorts, Inc.	992	103,843
Wendy’s Co. (The)	12,428	107,502
Wyndham Worldwide Corp.	2,538	182,482
Wynn Resorts Ltd.	5,021	266,715
Yum! Brands, Inc.	12,213	976,429

Total Hotels, Restaurants & Leisure		11,348,304
Household Durables – 0.3%
D.R. Horton, Inc.	5,142	150,969
Harman International Industries, Inc.	1,284	123,251
Leggett & Platt, Inc.	5,048	208,230
Lennar Corp. Class A	1,483	71,377
MDC Holdings, Inc.	2,759	72,231
NACCO Industries, Inc. Class A	722	34,331
Newell Rubbermaid, Inc.	6,746	267,884
PulteGroup, Inc.	7,849	148,111
Ryland Group, Inc. (The)	1,216	49,649
Tupperware Brands Corp.	2,519	124,665
Whirlpool Corp.	1,555	228,989

Total Household Durables		1,479,687
Household Products – 2.3%
Church & Dwight Co., Inc.	2,710	227,369
Clorox Co. (The)	4,455	514,686
Colgate-Palmolive Co.	23,419	1,486,170
Kimberly-Clark Corp.	13,320	1,452,413
Procter & Gamble Co. (The)	96,302	6,927,966
Spectrum Brands Holdings, Inc.	1,003	91,784
WD-40 Co.	715	63,685

Total Household Products		10,764,073

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp.	13,183	$129,061
NRG Energy, Inc.	8,507	126,329
NRG Yield, Inc. Class A(a)	2,574	28,700
NRG Yield, Inc. Class C(a)	1,610	18,692
Pattern Energy Group, Inc.(a)	3,396	64,830

Total Independent Power and Renewable Electricity Producers		367,612
Industrial Conglomerates – 3.0%
3M Co.	17,019	2,412,784
Carlisle Cos., Inc.	1,096	95,768
Danaher Corp.	4,868	414,802
General Electric Co.	438,404	11,056,549
Roper Technologies, Inc.	588	92,140

Total Industrial Conglomerates		14,072,043
Insurance – 2.9%
Aflac, Inc.	14,893	865,730
Allstate Corp. (The)	8,364	487,119
American Financial Group, Inc.	1,747	120,386
American International Group, Inc.	16,821	955,769
American National Insurance Co.	1,155	112,774
AmTrust Financial Services, Inc.	1,702	107,192
Arthur J. Gallagher & Co.	5,628	232,324
Assurant, Inc.	1,485	117,330
Baldwin & Lyons, Inc. Class B	2,543	55,183
Brown & Brown, Inc.	2,765	85,632
Chubb Corp. (The)	5,640	691,746
Cincinnati Financial Corp.	6,643	357,393
CNA Financial Corp.	8,002	279,510
CNO Financial Group, Inc.	4,392	82,613
Donegal Group, Inc. Class A	4,059	57,070
Erie Indemnity Co. Class A	1,548	128,391
First American Financial Corp.	3,554	138,855
FNF Group	7,657	271,594
Hanover Insurance Group, Inc. (The)	1,132	87,956
Hartford Financial Services Group, Inc. (The)	9,703	444,203
HCC Insurance Holdings, Inc.	2,690	208,394
Horace Mann Educators Corp.	2,054	68,234
Infinity Property & Casualty Corp.	746	60,083
Kemper Corp.	1,969	69,644
Lincoln National Corp.	4,786	227,144
Loews Corp.	3,060	110,588
Marsh & McLennan Cos., Inc.	13,119	685,074
Mercury General Corp.	2,925	147,742
MetLife, Inc.	37,348	1,760,958
Old Republic International Corp.	16,038	250,834
Principal Financial Group, Inc.	9,911	469,187
ProAssurance Corp.	1,498	73,507
Progressive Corp. (The)	12,697	389,036
Prudential Financial, Inc.	15,309	1,166,699
Reinsurance Group of America, Inc.	1,540	139,509
RLI Corp.	1,457	77,993
Safety Insurance Group, Inc.	1,532	82,958
Selective Insurance Group, Inc.	2,353	73,084
Investments	Shares	Value

StanCorp Financial Group, Inc.	1,140	$130,188
State Auto Financial Corp.	2,870	65,465
Symetra Financial Corp.	4,416	139,722
Torchmark Corp.	1,459	82,288
Travelers Cos., Inc. (The)	8,242	820,326
United Fire Group, Inc.	1,257	44,058
Universal Insurance Holdings, Inc.	1,897	56,037
Unum Group	6,238	200,115
W.R. Berkley Corp.	1,021	55,512

Total Insurance		13,333,149
Internet & Catalog Retail – 0.1%
Expedia, Inc.	1,258	148,042
HSN, Inc.	1,335	76,415
Nutrisystem, Inc.	3,090	81,947

Total Internet & Catalog Retail		306,404
Internet Software & Services – 0.1%
IAC/InterActiveCorp	2,305	150,447
j2 Global, Inc.	1,415	100,253

Total Internet Software & Services		250,700
IT Services – 2.4%
Automatic Data Processing, Inc.	14,200	1,141,112
Booz Allen Hamilton Holding Corp.	3,258	85,392
Broadridge Financial Solutions, Inc.	4,058	224,610
Computer Sciences Corp.	2,885	177,081
DST Systems, Inc.	654	68,762
Fidelity National Information Services, Inc.	5,732	384,502
International Business Machines Corp.	34,789	5,043,361
Jack Henry & Associates, Inc.	1,647	114,648
Leidos Holdings, Inc.	3,247	134,134
MasterCard, Inc. Class A	7,647	689,148
Paychex, Inc.	15,622	744,076
Sabre Corp.	7,570	205,753
Science Applications International Corp.	1,536	61,763
Total System Services, Inc.	3,301	149,964
Visa, Inc. Class A	18,441	1,284,600
Western Union Co. (The)	18,531	340,229
Xerox Corp.	25,915	252,153

Total IT Services		11,101,288
Leisure Products – 0.2%
Brunswick Corp.	1,209	57,899
Hasbro, Inc.	5,094	367,481
Mattel, Inc.	20,099	423,285
Polaris Industries, Inc.	1,117	133,895
Sturm Ruger & Co., Inc.	944	55,403

Total Leisure Products		1,037,963
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	4,195	144,014
Bio-Techne Corp.	812	75,078
Thermo Fisher Scientific, Inc.	2,382	291,271

Total Life Sciences Tools & Services		510,363

See Notes to Financial Statements.

80	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Machinery – 1.5%
AGCO Corp.	1,583	$73,815
Albany International Corp. Class A	910	26,035
Allison Transmission Holdings, Inc.	4,469	119,278
Briggs & Stratton Corp.	3,598	69,477
Caterpillar, Inc.	23,082	1,508,640
CLARCOR, Inc.	963	45,916
Crane Co.	1,902	88,652
Cummins, Inc.	5,089	552,564
Deere & Co.	12,742	942,908
Donaldson Co., Inc.	3,172	89,070
Dover Corp.	4,713	269,489
Flowserve Corp.	2,034	83,679
Graco, Inc.	1,271	85,195
Harsco Corp.	5,398	48,960
Hillenbrand, Inc.	3,191	82,998
IDEX Corp.	1,731	123,420
Illinois Tool Works, Inc.	9,969	820,548
ITT Corp.	1,458	48,741
Joy Global, Inc.	2,381	35,548
Kennametal, Inc.	2,386	59,388
Lincoln Electric Holdings, Inc.	1,858	97,415
Nordson Corp.	1,126	70,870
Oshkosh Corp.	1,950	70,844
PACCAR, Inc.	5,689	296,795
Parker-Hannifin Corp.	3,649	355,048
Snap-on, Inc.	1,129	170,411
Stanley Black & Decker, Inc.	4,237	410,904
Timken Co. (The)	2,905	79,859
Toro Co. (The)	837	59,042
Trinity Industries, Inc.	3,424	77,622
Woodward, Inc.	603	24,542
Xylem, Inc.	3,540	116,289

Total Machinery		7,003,962
Marine – 0.0%
International Shipholding Corp.	1,879	7,197
Matson, Inc.	1,470	56,580

Total Marine		63,777
Media – 2.3%
Cablevision Systems Corp. Class A	8,086	262,552
CBS Corp. Class A	998	44,810
CBS Corp. Class B Non-Voting Shares	6,000	239,400
Cinemark Holdings, Inc.	3,876	125,931
Comcast Corp. Class A	43,252	2,460,174
Comcast Corp. Special Class A	8,320	476,237
Interpublic Group of Cos., Inc. (The)	10,705	204,787
John Wiley & Sons, Inc. Class A	1,693	84,701
Meredith Corp.	1,674	71,279
Morningstar, Inc.	670	53,774
National CineMedia, Inc.	5,225	70,120
New Media Investment Group, Inc.	2,612	40,382
Omnicom Group, Inc.	7,911	521,335
Regal Entertainment Group Class A(a)	6,705	125,316
Investments	Shares	Value

Scripps Networks Interactive, Inc. Class A	1,305	$64,193
Sinclair Broadcast Group, Inc. Class A	2,791	70,668
TEGNA, Inc.	7,412	165,955
Time Warner Cable, Inc.	7,133	1,279,446
Time Warner, Inc.	16,334	1,122,962
Time, Inc.	4,258	81,115
Twenty-First Century Fox, Inc. Class A	11,298	304,820
Twenty-First Century Fox, Inc. Class B	7,027	190,221
Viacom, Inc. Class A	1,247	55,205
Viacom, Inc. Class B	7,912	341,403
Walt Disney Co. (The)	19,916	2,035,415
World Wrestling Entertainment, Inc. Class A(a)	3,537	59,775

Total Media		10,551,976
Metals & Mining – 0.4%
Alcoa, Inc.	12,307	118,885
Allegheny Technologies, Inc.	3,063	43,433
Carpenter Technology Corp.	1,392	41,440
Commercial Metals Co.	5,944	80,541
Compass Minerals International, Inc.	1,219	95,533
Freeport-McMoRan, Inc.	73,513	712,341
Globe Specialty Metals, Inc.	2,651	32,157
Hecla Mining Co.	15,173	29,891
Kaiser Aluminum Corp.	673	54,008
Newmont Mining Corp.	2,966	47,664
Nucor Corp.	11,103	416,918
Reliance Steel & Aluminum Co.	2,254	121,738
Royal Gold, Inc.	1,007	47,309
Steel Dynamics, Inc.	6,833	117,391
United States Steel Corp.(a)	1,638	17,068
Worthington Industries, Inc.	2,227	58,971

Total Metals & Mining		2,035,288
Multi-Utilities – 2.0%
Alliant Energy Corp.	4,231	247,471
Ameren Corp.	10,839	458,165
Avista Corp.	3,505	116,541
Black Hills Corp.	1,987	82,143
CenterPoint Energy, Inc.	20,630	372,165
CMS Energy Corp.	9,891	349,350
Consolidated Edison, Inc.	13,723	917,383
Dominion Resources, Inc.	23,359	1,644,006
DTE Energy Co.	6,991	561,867
MDU Resources Group, Inc.	7,867	135,312
NiSource, Inc.	9,745	180,770
NorthWestern Corp.	2,100	113,043
PG&E Corp.	20,502	1,082,506
Public Service Enterprise Group, Inc.	23,341	984,057
SCANA Corp.	5,999	337,504
Sempra Energy	7,195	695,900
TECO Energy, Inc.	13,255	348,076
Vectren Corp.	3,587	150,690
WEC Energy Group, Inc.	12,243	639,329

Total Multi-Utilities		9,416,278

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	81

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Multiline Retail – 0.6%
Big Lots, Inc.	1,665	$79,787
Kohl’s Corp.	6,863	317,825
Macy’s, Inc.	8,553	438,940
Nordstrom, Inc.	4,227	303,118
Target Corp.	22,865	1,798,561

Total Multiline Retail		2,938,231
Oil, Gas & Consumable Fuels – 8.2%
Anadarko Petroleum Corp.	9,293	561,204
Apache Corp.	8,551	334,857
Cabot Oil & Gas Corp.	1,235	26,997
Chevron Corp.	97,738	7,709,573
Cimarex Energy Co.	748	76,655
ConocoPhillips	70,962	3,403,338
CONSOL Energy, Inc.	2,275	22,295
CVR Energy, Inc.(a)	8,418	345,559
Delek U.S. Holdings, Inc.	2,265	62,741
Devon Energy Corp.	8,988	333,365
EOG Resources, Inc.	5,211	379,361
EQT Corp.	575	37,243
Exxon Mobil Corp.	166,813	12,402,547
Hess Corp.	5,503	275,480
HollyFrontier Corp.	8,503	415,287
Kinder Morgan, Inc.	56,674	1,568,736
Marathon Oil Corp.	27,735	427,119
Marathon Petroleum Corp.	16,895	782,745
Murphy Oil Corp.	6,671	161,438
Noble Energy, Inc.	7,185	216,843
Occidental Petroleum Corp.	36,917	2,442,060
ONEOK, Inc.	13,693	440,915
PBF Energy, Inc. Class A	4,566	128,898
Phillips 66	20,800	1,598,272
Pioneer Natural Resources Co.	321	39,046
Range Resources Corp.	995	31,959
SemGroup Corp. Class A	1,307	56,515
Spectra Energy Corp.	36,188	950,659
Targa Resources Corp.	1,647	84,853
Tesoro Corp.	2,584	251,268
Valero Energy Corp.	15,510	932,151
Western Refining, Inc.	3,949	174,230
Williams Cos., Inc. (The)	49,141	1,810,846

Total Oil, Gas & Consumable Fuels		38,485,055
Paper & Forest Products – 0.2%
International Paper Co.	15,376	581,059
PH Glatfelter Co.	1,650	28,413
Schweitzer-Mauduit International, Inc.	1,940	66,697

Total Paper & Forest Products		676,169
Personal Products – 0.1%
Avon Products, Inc.	13,406	43,569
Edgewell Personal Care Co.	1,206	98,410
Estee Lauder Cos., Inc. (The) Class A	4,075	328,771
Investments	Shares	Value

Nu Skin Enterprises, Inc. Class A	2,493	$102,911

Total Personal Products		573,661
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	50,430	2,985,456
Eli Lilly & Co.	38,707	3,239,389
Johnson & Johnson	93,141	8,694,712
Merck & Co., Inc.	107,551	5,311,944
Pfizer, Inc.	261,503	8,213,809
Theravance, Inc.(a)	10,658	76,525
Zoetis, Inc.	4,307	177,362

Total Pharmaceuticals		28,699,197
Professional Services – 0.2%
Acacia Research Corp.	4,630	42,040
CEB, Inc.	811	55,424
Dun & Bradstreet Corp. (The)	728	76,440
Equifax, Inc.	1,906	185,225
Insperity, Inc.	1,704	74,857
ManpowerGroup, Inc.	1,589	130,123
Robert Half International, Inc.	2,408	123,193
Towers Watson & Co. Class A	636	74,654

Total Professional Services		761,956
Real Estate Investment Trusts (REITs) – 6.9%
Acadia Realty Trust	3,136	94,300
Agree Realty Corp.	2,518	75,162
Alexander’s, Inc.	239	89,386
Alexandria Real Estate Equities, Inc.	2,736	231,657
American Assets Trust, Inc.	2,168	88,584
American Campus Communities, Inc.	4,384	158,876
American Homes 4 Rent Class A	3,477	55,910
American Tower Corp.	7,320	644,014
Apartment Investment & Management Co. Class A	5,064	187,469
Armada Hoffler Properties, Inc.	7,170	70,051
Ashford Hospitality Prime, Inc.	2,157	30,263
Ashford Hospitality Trust, Inc.	7,107	43,353
AvalonBay Communities, Inc.	4,431	774,627
BioMed Realty Trust, Inc.	11,174	223,257
Boston Properties, Inc.	3,566	422,214
Brandywine Realty Trust	9,378	115,537
Brixmor Property Group, Inc.	12,682	297,773
Camden Property Trust	3,556	262,788
CBL & Associates Properties, Inc.	10,617	145,984
Cedar Realty Trust, Inc.	9,981	61,982
Chambers Street Properties	18,906	122,700
Chesapeake Lodging Trust	3,103	80,864
Columbia Property Trust, Inc.	7,168	166,298
CorEnergy Infrastructure Trust, Inc.	9,962	44,032
Corporate Office Properties Trust	4,672	98,252
Corrections Corp. of America	7,856	232,066
Cousins Properties, Inc.	8,037	74,101
Crown Castle International Corp.	17,799	1,403,807
CubeSmart	5,914	160,920
DCT Industrial Trust, Inc.	3,533	118,921

See Notes to Financial Statements.

82	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

DDR Corp.	15,092	$232,115
DiamondRock Hospitality Co.	7,960	87,958
Digital Realty Trust, Inc.	7,662	500,482
Douglas Emmett, Inc.	5,453	156,610
Duke Realty Corp.	13,943	265,614
DuPont Fabros Technology, Inc.	3,939	101,941
EastGroup Properties, Inc.	1,669	90,426
Education Realty Trust, Inc.	3,259	107,384
EPR Properties	3,719	191,789
Equity Lifestyle Properties, Inc.	2,860	167,510
Equity One, Inc.	6,329	154,048
Equity Residential	12,524	940,803
Essex Property Trust, Inc.	1,848	412,880
Extra Space Storage, Inc.	4,571	352,698
Federal Realty Investment Trust	2,022	275,902
First Industrial Realty Trust, Inc.	3,428	71,817
First Potomac Realty Trust	7,025	77,275
Franklin Street Properties Corp.	8,954	96,256
Gaming and Leisure Properties, Inc.	9,715	288,536
General Growth Properties, Inc.	27,151	705,111
Geo Group, Inc. (The)	5,882	174,931
Getty Realty Corp.	4,226	66,771
Gladstone Commercial Corp.	4,047	57,103
Government Properties Income Trust	6,412	102,592
HCP, Inc.	25,947	966,526
Healthcare Realty Trust, Inc.	5,719	142,117
Healthcare Trust of America, Inc. Class A	7,349	180,124
Hersha Hospitality Trust	3,505	79,423
Highwoods Properties, Inc.	3,922	151,978
Home Properties, Inc.	3,152	235,612
Hospitality Properties Trust	10,314	263,832
Host Hotels & Resorts, Inc.	31,484	497,762
Hudson Pacific Properties, Inc.	2,156	62,071
Independence Realty Trust, Inc.	8,218	59,252
Inland Real Estate Corp.	10,775	87,278
Investors Real Estate Trust	12,357	95,643
Iron Mountain, Inc.	12,207	378,661
Kilroy Realty Corp.	2,211	144,069
Kimco Realty Corp.	18,964	463,291
Kite Realty Group Trust	3,782	90,049
Lamar Advertising Co. Class A	6,469	337,552
LaSalle Hotel Properties	4,514	128,152
Lexington Realty Trust(a)	17,489	141,661
Liberty Property Trust	9,109	287,025
LTC Properties, Inc.	3,009	128,394
Macerich Co. (The)	5,485	421,358
Mack-Cali Realty Corp.	4,313	81,429
Medical Properties Trust, Inc.	12,256	135,551
Mid-America Apartment Communities, Inc.	3,596	294,405
Monmouth Real Estate Investment Corp. Class A	6,235	60,791
National Health Investors, Inc.	1,752	100,723
National Retail Properties, Inc.	6,315	229,045
New York REIT, Inc.	8,829	88,820
Omega Healthcare Investors, Inc.	10,381	364,892
Investments	Shares	Value

One Liberty Properties, Inc.	3,316	$70,730
Outfront Media, Inc.	8,079	168,043
Parkway Properties, Inc.	6,231	96,954
Pebblebrook Hotel Trust	1,887	66,894
Pennsylvania Real Estate Investment Trust	4,234	83,960
Physicians Realty Trust	5,088	76,778
Piedmont Office Realty Trust, Inc. Class A	8,007	143,245
Plum Creek Timber Co., Inc.	8,273	326,866
Post Properties, Inc.	2,043	119,086
Potlatch Corp.	1,881	54,154
Prologis, Inc.	18,875	734,238
PS Business Parks, Inc.	994	78,904
Public Storage	6,458	1,366,707
QTS Realty Trust, Inc. Class A	1,987	86,812
Ramco-Gershenson Properties Trust	6,061	90,976
Rayonier, Inc.	5,823	128,514
Realty Income Corp.	12,561	595,266
Regency Centers Corp.	3,249	201,925
Retail Opportunity Investments Corp.	6,088	100,696
Retail Properties of America, Inc. Class A	11,553	162,782
RLJ Lodging Trust	5,732	144,848
Ryman Hospitality Properties, Inc.	3,050	150,152
Sabra Health Care REIT, Inc.	4,162	96,475
Saul Centers, Inc.	1,531	79,229
Select Income REIT	5,595	106,361
Senior Housing Properties Trust	15,651	253,546
Simon Property Group, Inc.	11,064	2,032,678
SL Green Realty Corp.	1,859	201,069
Sovran Self Storage, Inc.	1,230	115,989
Spirit Realty Capital, Inc.	26,762	244,605
STAG Industrial, Inc.	5,205	94,783
Summit Hotel Properties, Inc.	6,257	73,019
Sun Communities, Inc.	2,899	196,436
Sunstone Hotel Investors, Inc.	6,312	83,508
Tanger Factory Outlet Centers, Inc.	3,028	99,833
Taubman Centers, Inc.	2,101	145,137
UDR, Inc.	10,583	364,902
Universal Health Realty Income Trust	1,550	72,757
Urstadt Biddle Properties, Inc. Class A	2,823	52,903
Ventas, Inc.	15,624	875,881
Vornado Realty Trust	5,666	512,320
W.P. Carey, Inc.	6,436	372,065
Washington Real Estate Investment Trust(a)	4,874	121,509
Weingarten Realty Investors	5,439	180,085
Welltower, Inc.	17,612	1,192,685
Weyerhaeuser Co.	20,545	561,700
Winthrop Realty Trust*	4,424	63,529
WP GLIMCHER, Inc.	11,801	137,600

Total Real Estate Investment Trusts (REITs)		32,330,320
Road & Rail – 0.7%
Con-way, Inc.	988	46,881
CSX Corp.	23,247	625,344
JB Hunt Transport Services, Inc.	1,348	96,247

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Kansas City Southern	1,316	$119,598
Landstar System, Inc.	508	32,243
Norfolk Southern Corp.	8,415	642,906
Ryder System, Inc.	1,379	102,101
Union Pacific Corp.	19,994	1,767,670
Werner Enterprises, Inc.	1,245	31,249

Total Road & Rail		3,464,239
Semiconductors & Semiconductor Equipment – 2.3%
Altera Corp.	7,550	378,104
Analog Devices, Inc.	10,414	587,454
Applied Materials, Inc.	25,677	377,195
Broadcom Corp. Class A	7,774	399,817
Brooks Automation, Inc.	4,049	47,414
Intel Corp.	158,365	4,773,121
Intersil Corp. Class A	7,457	87,247
KLA-Tencor Corp.	5,907	295,350
Lam Research Corp.	1,817	118,705
Linear Technology Corp.	7,270	293,344
Maxim Integrated Products, Inc.	13,136	438,742
Microchip Technology, Inc.	8,174	352,218
MKS Instruments, Inc.	1,612	54,050
NVIDIA Corp.	11,975	295,184
Skyworks Solutions, Inc.	1,867	157,220
Teradyne, Inc.	3,557	64,061
Texas Instruments, Inc.	33,425	1,655,206
Xilinx, Inc.	8,754	371,170

Total Semiconductors & Semiconductor Equipment		10,745,602
Software – 3.5%
Activision Blizzard, Inc.	9,762	301,548
American Software, Inc. Class A	4,009	37,765
CA, Inc.	17,892	488,452
FactSet Research Systems, Inc.	701	112,027
Intuit, Inc.	3,846	341,332
Microsoft Corp.	269,364	11,922,051
Oracle Corp.	66,207	2,391,397
Solera Holdings, Inc.	1,578	85,212
SS&C Technologies Holdings, Inc.	1,186	83,067
Symantec Corp.	20,160	392,515

Total Software		16,155,366
Specialty Retail – 1.9%
Abercrombie & Fitch Co. Class A	2,575	54,564
Advance Auto Parts, Inc.	196	37,148
American Eagle Outfitters, Inc.	10,416	162,802
Best Buy Co., Inc.	8,837	328,029
Buckle, Inc. (The)(a)	1,184	43,773
Chico’s FAS, Inc.	4,045	63,628
Dick’s Sporting Goods, Inc.	1,100	54,571
DSW, Inc. Class A	2,304	58,314
Foot Locker, Inc.	2,957	212,815
GameStop Corp. Class A(a)	5,626	231,848
Gap, Inc. (The)	12,112	345,192
GNC Holdings, Inc. Class A	1,991	80,476

Investments	Shares	Value

Guess?, Inc.	4,614	$98,555
Home Depot, Inc. (The)	31,820	3,674,892
L Brands, Inc.	5,890	530,866
Lowe’s Cos., Inc.	17,119	1,179,842
Men’s Wearhouse, Inc. (The)	1,240	52,725
Penske Automotive Group, Inc.	2,205	106,810
Rent-A-Center, Inc.	1,892	45,881
Ross Stores, Inc.	4,888	236,921
Staples, Inc.	22,895	268,558
Tiffany & Co.	2,424	187,181
TJX Cos., Inc. (The)	9,142	652,922
Tractor Supply Co.	1,341	113,073
Williams-Sonoma, Inc.	2,143	163,618

Total Specialty Retail		8,985,004
Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	124,373	13,718,342
Diebold, Inc.	3,078	91,632
EMC Corp.	41,218	995,827
Hewlett-Packard Co.	39,299	1,006,447
Lexmark International, Inc. Class A	3,111	90,157
NetApp, Inc.	6,340	187,664
SanDisk Corp.	3,309	179,778
Western Digital Corp.	4,428	351,760

Total Technology Hardware, Storage & Peripherals		16,621,607
Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.	697	63,176
Coach, Inc.	13,407	387,865
Columbia Sportswear Co.	1,646	96,768
Hanesbrands, Inc.	5,020	145,279
NIKE, Inc. Class B	10,151	1,248,269
Ralph Lauren Corp.	683	80,703
VF Corp.	9,167	625,281
Wolverine World Wide, Inc.	1,344	29,084

Total Textiles, Apparel & Luxury Goods		2,676,425
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	3,781	60,874
Brookline Bancorp, Inc.	8,085	81,982
Capitol Federal Financial, Inc.	6,203	75,180
Dime Community Bancshares, Inc.	4,232	71,521
New York Community Bancorp, Inc.	32,834	592,982
Northwest Bancshares, Inc.	6,897	89,661
OceanFirst Financial Corp.	3,720	64,058
Oritani Financial Corp.	5,142	80,318
Provident Financial Services, Inc.	3,297	64,292
TFS Financial Corp.	7,081	122,147
TrustCo Bank Corp.	10,066	58,786
Washington Federal, Inc.	3,645	82,924

Total Thrifts & Mortgage Finance		1,444,725
Tobacco – 3.4%
Altria Group, Inc.	102,089	5,553,642
Philip Morris International, Inc.	90,868	7,208,559

See Notes to Financial Statements.

84	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2015

Investments	Shares	Value

Reynolds American, Inc.	64,572	$2,858,602
Universal Corp.	2,048	101,519
Vector Group Ltd.	10,290	232,657

Total Tobacco		15,954,979
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	1,276	48,680
Fastenal Co.	8,128	297,566
GATX Corp.	1,509	66,622
Kaman Corp.	1,462	52,413
MSC Industrial Direct Co., Inc. Class A	1,285	78,424
TAL International Group, Inc.*	3,105	42,445
W.W. Grainger, Inc.	1,408	302,734
Watsco, Inc.	815	96,561

Total Trading Companies & Distributors		985,445
Water Utilities – 0.2%
American States Water Co.	2,055	85,077
American Water Works Co., Inc.	4,640	255,571
Aqua America, Inc.	5,697	150,800
California Water Service Group	3,665	81,070
Connecticut Water Service, Inc.	1,857	67,818
Middlesex Water Co.	2,085	49,706
SJW Corp.	2,199	67,619

Total Water Utilities		757,661
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	4,749	118,535
TOTAL COMMON STOCKS (Cost: $432,703,726)		466,911,126
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Total Earnings Fund(b) (Cost: $619,665)	8,879	599,421
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(c)
(Cost: $2,288,103)(d)	2,288,103	2,288,103
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $435,611,494)		469,798,650
Liabilities in Excess of Cash and Other Assets – (0.3)%		(1,190,152)

NET ASSETS – 100.0%		$468,608,498
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(d)	At September 30, 2015, the total market value of the Fund’s securities on loan was $2,221,260 and the total market value of the collateral held by the Fund was $2,288,103.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	85

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 3.2%
AAR Corp.	234	$4,439
B/E Aerospace, Inc.	311	13,653
Boeing Co. (The)	3,338	437,111
BWX Technologies, Inc.	527	13,892
Cubic Corp.	122	5,117
Curtiss-Wright Corp.	153	9,550
Esterline Technologies Corp.*	118	8,483
General Dynamics Corp.	1,275	175,886
HEICO Corp.	81	3,959
Hexcel Corp.	253	11,350
Honeywell International, Inc.	2,668	252,633
Huntington Ingalls Industries, Inc.	232	24,859
KLX, Inc.*	100	3,574
L-3 Communications Holdings, Inc.	359	37,523
Lockheed Martin Corp.	1,333	276,344
Moog, Inc. Class A*	159	8,597
National Presto Industries, Inc.(a)	41	3,455
Northrop Grumman Corp.	873	144,874
Orbital ATK, Inc.	325	23,358
Precision Castparts Corp.	518	118,990
Raytheon Co.	1,495	163,344
Rockwell Collins, Inc.	503	41,165
Teledyne Technologies, Inc.*	118	10,655
Textron, Inc.	949	35,720
TransDigm Group, Inc.*	77	16,355
Triumph Group, Inc.	260	10,941
United Technologies Corp.	3,525	313,690

Total Aerospace & Defense		2,169,517
Air Freight & Logistics – 0.6%
Atlas Air Worldwide Holdings, Inc.*	145	5,011
C.H. Robinson Worldwide, Inc.	379	25,689
Expeditors International of Washington, Inc.	487	22,913
FedEx Corp.	758	109,137
Forward Air Corp.	96	3,983
Hub Group, Inc. Class A*	121	4,406
Park-Ohio Holdings Corp.	142	4,098
United Parcel Service, Inc. Class B	2,352	232,119

Total Air Freight & Logistics		407,356
Airlines – 1.2%
Alaska Air Group, Inc.	673	53,470
Allegiant Travel Co.	37	8,001
American Airlines Group, Inc.	117	4,543
Delta Air Lines, Inc.	13,320	597,668
Hawaiian Holdings, Inc.*	437	10,785
JetBlue Airways Corp.*	810	20,874
Southwest Airlines Co.	1,732	65,885
Spirit Airlines, Inc.*	207	9,791
United Continental Holdings, Inc.*	1,289	68,382

Total Airlines		839,399
Investments	Shares	Value

Auto Components – 0.5%
American Axle & Manufacturing Holdings, Inc.*	436	$8,694
Autoliv, Inc.(a)	310	33,793
BorgWarner, Inc.	771	32,066
Cooper Tire & Rubber Co.	337	13,315
Dana Holding Corp.	379	6,018
Dorman Products, Inc.*	122	6,209
Gentex Corp.	913	14,151
Gentherm, Inc.*	149	6,693
Goodyear Tire & Rubber Co. (The)	1,371	40,211
Horizon Global Corp.*	54	476
Johnson Controls, Inc.	1,528	63,198
Lear Corp.	324	35,245
Modine Manufacturing Co.*	548	4,313
Standard Motor Products, Inc.	160	5,581
Superior Industries International, Inc.	273	5,100
Tenneco, Inc.*	327	14,640
Visteon Corp.*	162	16,401

Total Auto Components		306,104
Automobiles – 0.8%
Ford Motor Co.	28,613	388,278
General Motors Co.	3,474	104,290
Harley-Davidson, Inc.	771	42,328
Thor Industries, Inc.	183	9,479
Winnebago Industries, Inc.	317	6,071

Total Automobiles		550,446
Banks – 9.5%
1st Source Corp.	133	4,096
Associated Banc-Corp.	600	10,782
BancFirst Corp.	62	3,912
BancorpSouth, Inc.	363	8,629
Bank of America Corp.	62,133	968,032
Bank of Hawaii Corp.	184	11,682
Bank of the Ozarks, Inc.	174	7,614
BankUnited, Inc.	327	11,690
Banner Corp.	94	4,490
BB&T Corp.	3,437	122,357
BBCN Bancorp, Inc.	659	9,898
BOK Financial Corp.	305	19,737
Boston Private Financial Holdings, Inc.	646	7,558
Camden National Corp.	94	3,798
Cardinal Financial Corp.	34	782
Cathay General Bancorp	330	9,887
Central Pacific Financial Corp.	413	8,661
Chemical Financial Corp.	117	3,785
CIT Group, Inc.	1,379	55,201
Citigroup, Inc.	14,301	709,473
City Holding Co.	93	4,585
City National Corp.	191	16,819
CoBiz Financial, Inc.	412	5,360
Columbia Banking System, Inc.	224	6,991
Comerica, Inc.	814	33,455
Commerce Bancshares, Inc.	376	17,131

See Notes to Financial Statements.

86	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Community Bank System, Inc.	138	$5,129
Community Trust Bancorp, Inc.	103	3,658
Cullen/Frost Bankers, Inc.	234	14,878
Customers Bancorp, Inc.*	136	3,495
CVB Financial Corp.	345	5,761
East West Bancorp, Inc.	608	23,359
Fifth Third Bancorp	4,577	86,551
First Citizens BancShares, Inc. Class A	36	8,136
First Commonwealth Financial Corp.	1,009	9,172
First Financial Bancorp	310	5,915
First Financial Bankshares, Inc.(a)	211	6,706
First Horizon National Corp.	1,369	19,412
First Interstate BancSystem, Inc. Class A	193	5,373
First Midwest Bancorp, Inc.	540	9,472
First Niagara Financial Group, Inc.	1,552	15,846
First Republic Bank	540	33,896
FirstMerit Corp.	564	9,966
Flushing Financial Corp.	193	3,864
FNB Corp.	313	4,053
Fulton Financial Corp.	922	11,156
Glacier Bancorp, Inc.	214	5,647
Great Southern Bancorp, Inc.	109	4,720
Hancock Holding Co.	284	7,682
Hanmi Financial Corp.	332	8,366
Hilltop Holdings, Inc.*	348	6,894
Home BancShares, Inc.	200	8,100
Huntington Bancshares, Inc.	3,532	37,439
Iberiabank Corp.	100	5,821
Independent Bank Corp.	83	3,826
International Bancshares Corp.	381	9,536
Investors Bancorp, Inc.	646	7,972
JPMorgan Chase & Co.	23,359	1,424,198
KeyCorp	4,294	55,865
Lakeland Financial Corp.	119	5,373
M&T Bank Corp.	523	63,780
MB Financial, Inc.	149	4,863
National Penn Bancshares, Inc.	375	4,406
NBT Bancorp, Inc.	133	3,583
OFG Bancorp(a)	820	7,159
Old National Bancorp	388	5,405
Opus Bank	270	10,325
PacWest Bancorp	111	4,752
Park National Corp.	60	5,413
People’s United Financial, Inc.	861	13,544
Pinnacle Financial Partners, Inc.	143	7,066
PNC Financial Services Group, Inc. (The)	2,804	250,117
PrivateBancorp, Inc.	278	10,656
Prosperity Bancshares, Inc.	231	11,344
Regions Financial Corp.	6,949	62,610
Republic Bancorp, Inc. Class A	240	5,892
S&T Bancorp, Inc.	102	3,327
Seacoast Banking Corp. of Florida*	179	2,628
Signature Bank*	143	19,671
Simmons First National Corp. Class A	103	4,937
Investments	Shares	Value

South State Corp.	98	$7,533
Southside Bancshares, Inc.(a)	173	4,766
Sterling Bancorp	512	7,613
SunTrust Banks, Inc.	2,633	100,686
SVB Financial Group*	179	20,682
Synovus Financial Corp.	393	11,633
TCF Financial Corp.	557	8,444
Texas Capital Bancshares, Inc.*	100	5,242
Tompkins Financial Corp.	83	4,429
Trustmark Corp.	308	7,136
U.S. Bancorp	8,465	347,150
UMB Financial Corp.	197	10,010
Umpqua Holdings Corp.	373	6,080
Union Bankshares Corp.	364	8,736
United Bankshares, Inc.	139	5,281
United Community Banks, Inc.	154	3,148
Valley National Bancorp	553	5,442
Webster Financial Corp.	425	15,143
Wells Fargo & Co.	25,819	1,325,806
WesBanco, Inc.	124	3,900
Westamerica Bancorp	79	3,511
Western Alliance Bancorp*	245	7,524
Wilshire Bancorp, Inc.	942	9,900
Wintrust Financial Corp.	121	6,465
Zions Bancorp	643	17,708

Total Banks		6,399,088
Beverages – 1.9%
Boston Beer Co., Inc. (The) Class A*	21	4,423
Brown-Forman Corp. Class B	489	47,384
Coca-Cola Bottling Co. Consolidated	58	11,216
Coca-Cola Co. (The)	12,489	501,059
Coca-Cola Enterprises, Inc.	1,011	48,882
Constellation Brands, Inc. Class A	521	65,234
Dr. Pepper Snapple Group, Inc.	609	48,141
Molson Coors Brewing Co. Class B	628	52,137
Monster Beverage Corp.*	275	37,163
National Beverage Corp.*	187	5,747
PepsiCo, Inc.	4,659	439,344

Total Beverages		1,260,730
Biotechnology – 2.1%
AbbVie, Inc.	3,628	197,400
Acorda Therapeutics, Inc.*	158	4,189
Alexion Pharmaceuticals, Inc.*	182	28,463
Amgen, Inc.	1,870	258,658
Anacor Pharmaceuticals, Inc.*	118	13,890
Baxalta, Inc.	1,634	51,487
Biogen, Inc.*	457	133,357
Celgene Corp.*	991	107,196
Emergent Biosolutions, Inc.*	125	3,561
Gilead Sciences, Inc.	5,767	566,262
Insys Therapeutics, Inc.*(a)	191	5,436
Medivation, Inc.*	100	4,250
Myriad Genetics, Inc.*(a)	383	14,355

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

PDL BioPharma, Inc.	2,493	$12,540
Regeneron Pharmaceuticals, Inc.*	50	23,257
United Therapeutics Corp.*	131	17,192

Total Biotechnology		1,441,493
Building Products – 0.2%
A.O. Smith Corp.	195	12,712
American Woodmark Corp.*	79	5,125
Armstrong World Industries, Inc.*	136	6,493
Fortune Brands Home & Security, Inc.	315	14,953
Lennox International, Inc.	121	13,713
Masco Corp.	2,162	54,439
Owens Corning	462	19,362
Simpson Manufacturing Co., Inc.	120	4,019
USG Corp.*	192	5,111

Total Building Products		135,927
Capital Markets – 2.8%
Affiliated Managers Group, Inc.*	153	26,161
Ameriprise Financial, Inc.	721	78,683
Arlington Asset Investment Corp. Class A	127	1,784
Bank of New York Mellon Corp. (The)	3,601	140,979
BlackRock, Inc.	614	182,647
Calamos Asset Management, Inc. Class A	321	3,043
Charles Schwab Corp. (The)	2,573	73,485
Cohen & Steers, Inc.	86	2,361
E*TRADE Financial Corp.*	913	24,039
Eaton Vance Corp.	478	15,975
Federated Investors, Inc. Class B	418	12,080
Financial Engines, Inc.(a)	154	4,538
Franklin Resources, Inc.	2,728	101,645
GAMCO Investors, Inc. Class A	115	6,314
Goldman Sachs Group, Inc. (The)	2,737	475,581
Greenhill & Co., Inc.	63	1,794
HFF, Inc. Class A	187	6,313
Interactive Brokers Group, Inc. Class A	231	9,118
INTL FCStone, Inc.*	280	6,913
Investment Technology Group, Inc.	353	4,709
Janus Capital Group, Inc.	825	11,220
Legg Mason, Inc.	354	14,730
LPL Financial Holdings, Inc.(a)	289	11,494
Morgan Stanley	9,621	303,061
Northern Trust Corp.	687	46,826
Raymond James Financial, Inc.	575	28,537
SEI Investments Co.	466	22,475
State Street Corp.	1,837	123,465
Stifel Financial Corp.*	218	9,178
T. Rowe Price Group, Inc.	857	59,561
TD Ameritrade Holding Corp.	1,355	43,143
Virtus Investment Partners, Inc.	57	5,729
Waddell & Reed Financial, Inc. Class A	423	14,708

Total Capital Markets		1,872,289
Chemicals – 2.2%
A. Schulman, Inc.	103	3,344
Air Products & Chemicals, Inc.	591	75,400
Investments	Shares	Value

Airgas, Inc.	184	$16,437
Albemarle Corp.	411	18,125
Axiall Corp.	193	3,028
Balchem Corp.	75	4,558
Cabot Corp.	292	9,216
Calgon Carbon Corp.	371	5,780
Celanese Corp. Series A	1,493	88,341
CF Industries Holdings, Inc.	1,257	56,439
Chemours Co. (The)	568	3,675
Chemtura Corp.*	212	6,068
Cytec Industries, Inc.	200	14,770
Dow Chemical Co. (The)	5,690	241,256
E.I. du Pont de Nemours & Co.	2,834	136,599
Eastman Chemical Co.	758	49,058
Ecolab, Inc.	689	75,597
Flotek Industries, Inc.*(a)	381	6,363
FMC Corp.	518	17,565
H.B. Fuller Co.	148	5,023
Huntsman Corp.	973	9,428
Innophos Holdings, Inc.	141	5,589
Innospec, Inc.	147	6,837
International Flavors & Fragrances, Inc.	262	27,054
Kronos Worldwide, Inc.	624	3,875
Minerals Technologies, Inc.	112	5,394
Monsanto Co.	1,453	123,999
Mosaic Co. (The)	1,043	32,448
NewMarket Corp.	45	16,065
Olin Corp.	371	6,237
OMNOVA Solutions, Inc.*	420	2,327
PolyOne Corp.	253	7,423
PPG Industries, Inc.	718	62,961
Praxair, Inc.	990	100,841
Quaker Chemical Corp.	58	4,471
Rayonier Advanced Materials, Inc.	359	2,197
RPM International, Inc.	427	17,887
Scotts Miracle-Gro Co. (The) Class A	156	9,488
Sensient Technologies Corp.	164	10,053
Sherwin-Williams Co. (The)	212	47,229
Sigma-Aldrich Corp.	252	35,008
Stepan Co.	120	4,993
Valspar Corp. (The)	252	18,114
W.R. Grace & Co.*	247	22,983
Westlake Chemical Corp.	706	36,634

Total Chemicals		1,456,177
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	181	4,943
ACCO Brands Corp.*	964	6,816
ADT Corp. (The)	693	20,721
Brink’s Co. (The)	218	5,888
Cintas Corp.	303	25,982
Clean Harbors, Inc.*	121	5,320
Copart, Inc.*	356	11,712
Covanta Holding Corp.	191	3,333
Deluxe Corp.	276	15,384

See Notes to Financial Statements.

88	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Ennis, Inc.	244	$4,236
Essendant, Inc.	197	6,389
Herman Miller, Inc.	185	5,335
HNI Corp.	123	5,277
KAR Auction Services, Inc.	178	6,319
Knoll, Inc.	244	5,363
Matthews International Corp. Class A	97	4,750
McGrath RentCorp	65	1,735
Mobile Mini, Inc.	117	3,602
MSA Safety, Inc.	133	5,316
Pitney Bowes, Inc.	966	19,175
R.R. Donnelley & Sons Co.	632	9,202
Republic Services, Inc.	1,214	50,017
Rollins, Inc.	333	8,948
Steelcase, Inc. Class A	292	5,376
Stericycle, Inc.*	135	18,807
Tetra Tech, Inc.	231	5,616
UniFirst Corp.	106	11,322
Waste Connections, Inc.	262	12,728
Waste Management, Inc.	657	32,725
West Corp.	350	7,840

Total Commercial Services & Supplies		330,177
Communications Equipment – 1.5%
ADTRAN, Inc.	285	4,161
Arista Networks, Inc.*(a)	51	3,121
ARRIS Group, Inc.*	246	6,389
Black Box Corp.	98	1,444
Brocade Communications Systems, Inc.	1,354	14,054
Cisco Systems, Inc.	17,901	469,901
CommScope Holding Co., Inc.*	455	13,664
Comtech Telecommunications Corp.	94	1,937
EchoStar Corp. Class A*	72	3,098
F5 Networks, Inc.*	157	18,181
Finisar Corp.*	320	3,562
Harris Corp.	584	42,719
InterDigital, Inc.	106	5,364
Juniper Networks, Inc.	800	20,568
Motorola Solutions, Inc.	671	45,883
NETGEAR, Inc.*	101	2,946
Plantronics, Inc.	146	7,424
QUALCOMM, Inc.	6,388	343,227
Ubiquiti Networks, Inc.(a)	366	12,404

Total Communications Equipment		1,020,047
Construction & Engineering – 0.2%
AECOM*	654	17,992
Aegion Corp.*	282	4,647
Comfort Systems USA, Inc.	259	7,060
EMCOR Group, Inc.	205	9,071
Fluor Corp.	652	27,612
Jacobs Engineering Group, Inc.*	446	16,694
MasTec, Inc.*	499	7,899
Primoris Services Corp.	183	3,278
Quanta Services, Inc.*	726	17,577
Investments	Shares	Value

Tutor Perini Corp.*	403	$6,633

Total Construction & Engineering		118,463
Construction Materials – 0.0%
Eagle Materials, Inc.	110	7,526
Martin Marietta Materials, Inc.	90	13,676

Total Construction Materials		21,202
Consumer Finance – 1.2%
Ally Financial, Inc.*	397	8,091
American Express Co.	3,724	276,060
Capital One Financial Corp.	3,351	243,014
Cash America International, Inc.	468	13,090
Credit Acceptance Corp.*	119	23,428
Discover Financial Services	2,553	132,730
Encore Capital Group, Inc.*(a)	250	9,250
EZCORP, Inc. Class A*	723	4,461
First Cash Financial Services, Inc.*	85	3,405
Green Dot Corp. Class A*	280	4,928
Navient Corp.	3,400	38,216
Nelnet, Inc. Class A	451	15,609
PRA Group, Inc.*	164	8,679
Regional Management Corp.*	276	4,278
Santander Consumer USA Holdings, Inc.*	2,314	47,252
SLM Corp.*	923	6,830
Springleaf Holdings, Inc.*	105	4,591
World Acceptance Corp.*(a)	82	2,201

Total Consumer Finance		846,113
Containers & Packaging – 0.4%
AptarGroup, Inc.	178	11,741
Avery Dennison Corp.	297	16,801
Ball Corp.	517	32,157
Bemis Co., Inc.	329	13,019
Crown Holdings, Inc.*	618	28,274
Graphic Packaging Holding Co.	891	11,396
Greif, Inc. Class A	218	6,956
Owens-Illinois, Inc.*	827	17,135
Packaging Corp. of America	472	28,396
Sealed Air Corp.	238	11,157
Silgan Holdings, Inc.	216	11,241
Sonoco Products Co.	357	13,473
WestRock Co.	856	44,033

Total Containers & Packaging		245,779
Distributors – 0.1%
Core-Mark Holding Co., Inc.	124	8,116
Genuine Parts Co.	462	38,295
LKQ Corp.*	728	20,646
Pool Corp.	128	9,255
VOXX International Corp.*	277	2,055

Total Distributors		78,367
Diversified Consumer Services – 0.2%
Apollo Education Group, Inc.*	558	6,171
Bridgepoint Education, Inc.*	572	4,359
Bright Horizons Family Solutions, Inc.*	129	8,287

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Capella Education Co.	79	$3,912
DeVry Education Group, Inc.	347	9,442
Graham Holdings Co. Class B	12	6,924
Grand Canyon Education, Inc.*	214	8,130
H&R Block, Inc.	1,002	36,272
Service Corp. International	200	5,420
Sotheby’s	187	5,980
Strayer Education, Inc.*	124	6,816
Weight Watchers International, Inc.*(a)	428	2,731

Total Diversified Consumer Services		104,444
Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B*	7,762	1,012,165
CBOE Holdings, Inc.	209	14,020
CME Group, Inc.	766	71,039
Intercontinental Exchange, Inc.	155	36,423
Leucadia National Corp.	1,149	23,279
MarketAxess Holdings, Inc.	86	7,988
McGraw Hill Financial, Inc.	672	58,128
Moody’s Corp.	645	63,339
MSCI, Inc.	323	19,205
Nasdaq, Inc.	615	32,798
Voya Financial, Inc.	2,314	89,714

Total Diversified Financial Services		1,428,098
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	27,131	883,928
Atlantic Tele-Network, Inc.	77	5,693
CenturyLink, Inc.	1,274	32,003
Frontier Communications Corp.	1,354	6,432
Iridium Communications, Inc.*(a)	782	4,809
Level 3 Communications, Inc.*	362	15,816
Verizon Communications, Inc.	16,171	703,600
Windstream Holdings, Inc.(a)	145	890

Total Diversified Telecommunication Services		1,653,171
Electric Utilities – 1.6%
ALLETE, Inc.	137	6,917
American Electric Power Co., Inc.	1,378	78,353
Cleco Corp.	266	14,162
Duke Energy Corp.	2,333	167,836
Edison International	1,266	79,847
El Paso Electric Co.	161	5,928
Empire District Electric Co. (The)	209	4,604
Entergy Corp.	693	45,114
Eversource Energy	1,047	52,999
Exelon Corp.	3,811	113,187
FirstEnergy Corp.	229	7,170
Great Plains Energy, Inc.	600	16,212
Hawaiian Electric Industries, Inc.	255	7,316
IDACORP, Inc.	159	10,289
ITC Holdings Corp.	393	13,103
MGE Energy, Inc.	150	6,179
NextEra Energy, Inc.	1,159	113,060
OGE Energy Corp.	688	18,824
Investments	Shares	Value

Pepco Holdings, Inc.	637	$15,428
Pinnacle West Capital Corp.	431	27,644
PNM Resources, Inc.	271	7,602
Portland General Electric Co.	323	11,941
PPL Corp.	1,669	54,893
Southern Co. (The)	2,802	125,249
UIL Holdings Corp.	149	7,490
Westar Energy, Inc.	532	20,450
Xcel Energy, Inc.	1,950	69,050

Total Electric Utilities		1,100,847
Electrical Equipment – 0.4%
Acuity Brands, Inc.	104	18,260
AMETEK, Inc.	765	40,025
AZZ, Inc.	78	3,798
Babcock & Wilcox Enterprises, Inc.*	263	4,418
Emerson Electric Co.	2,969	131,141
EnerSys	208	11,145
Franklin Electric Co., Inc.	126	3,431
Generac Holdings, Inc.*(a)	309	9,298
Global Power Equipment Group, Inc.	120	440
Hubbell, Inc. Class B	194	16,480
Powell Industries, Inc.	65	1,956
Regal Beloit Corp.	164	9,258
Rockwell Automation, Inc.	527	53,475

Total Electrical Equipment		303,125
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. Class A	884	45,049
Anixter International, Inc.*	136	7,858
Arrow Electronics, Inc.*	591	32,671
Avnet, Inc.	730	31,156
AVX Corp.	713	9,333
Belden, Inc.	134	6,257
Benchmark Electronics, Inc.*	420	9,139
CDW Corp.	363	14,832
Cognex Corp.	175	6,015
Coherent, Inc.*	76	4,157
Corning, Inc.	4,651	79,625
Dolby Laboratories, Inc. Class A	453	14,768
FEI Co.	105	7,669
FLIR Systems, Inc.	460	12,875
II-VI, Inc.*	477	7,670
Ingram Micro, Inc. Class A	793	21,601
Insight Enterprises, Inc.*	411	10,624
IPG Photonics Corp.*	146	11,092
Jabil Circuit, Inc.	428	9,574
Littelfuse, Inc.	106	9,662
Methode Electronics, Inc.	193	6,157
MTS Systems Corp.	117	7,033
National Instruments Corp.	218	6,058
OSI Systems, Inc.*	45	3,463
PC Connection, Inc.	321	6,654
Plexus Corp.*	244	9,414
Rofin-Sinar Technologies, Inc.*	160	4,149

See Notes to Financial Statements.

90	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Rogers Corp.*	79	$4,201
Sanmina Corp.*	379	8,099
ScanSource, Inc.*	177	6,277
SYNNEX Corp.	199	16,927
Tech Data Corp.*	220	15,070
Trimble Navigation Ltd.*	488	8,013
Universal Display Corp.*	220	7,458
Vishay Intertechnology, Inc.	920	8,915
Zebra Technologies Corp. Class A*	173	13,243

Total Electronic Equipment, Instruments & Components		482,758
Energy Equipment & Services – 0.9%
Atwood Oceanics, Inc.(a)	808	11,967
Baker Hughes, Inc.	1,585	82,483
Bristow Group, Inc.	145	3,793
Cameron International Corp.*	1,116	68,433
CARBO Ceramics, Inc.(a)	165	3,133
Diamond Offshore Drilling, Inc.(a)	671	11,608
Dril-Quip, Inc.*	196	11,411
Era Group, Inc.*	131	1,961
FMC Technologies, Inc.*	941	29,171
Forum Energy Technologies, Inc.*	336	4,103
Gulfmark Offshore, Inc. Class A(a)	252	1,540
Halliburton Co.	5,237	185,128
Helix Energy Solutions Group, Inc.*	504	2,414
Helmerich & Payne, Inc.	635	30,010
Hornbeck Offshore Services, Inc.*(a)	307	4,154
National Oilwell Varco, Inc.	2,631	99,057
Newpark Resources, Inc.*	743	3,804
Oceaneering International, Inc.	389	15,280
Oil States International, Inc.*	261	6,820
Patterson-UTI Energy, Inc.	668	8,778
RPC, Inc.(a)	1,211	10,717
Tidewater, Inc.(a)	452	5,939
U.S. Silica Holdings, Inc.(a)	310	4,368
Unit Corp.*	292	3,288

Total Energy Equipment & Services		609,360
Food & Staples Retailing – 2.4%
Andersons, Inc. (The)	144	4,905
Casey’s General Stores, Inc.	107	11,012
Costco Wholesale Corp.	930	134,450
CVS Health Corp.	3,235	312,113
Fresh Market, Inc. (The)*	53	1,197
Ingles Markets, Inc. Class A	175	8,370
Kroger Co. (The)	3,176	114,558
PriceSmart, Inc.	74	5,723
Rite Aid Corp.*	2,877	17,463
SpartanNash Co.	75	1,939
Sprouts Farmers Market, Inc.*	157	3,313
SUPERVALU, Inc.*	1,021	7,331
Sysco Corp.	1,513	58,962
United Natural Foods, Inc.*	138	6,694
Wal-Mart Stores, Inc.	11,745	761,546
Walgreens Boots Alliance, Inc.	1,645	136,700
Investments	Shares	Value

Weis Markets, Inc.	78	$3,257
Whole Foods Market, Inc.	688	21,775

Total Food & Staples Retailing		1,611,308
Food Products – 1.7%
Archer-Daniels-Midland Co.	2,477	102,672
B&G Foods, Inc.	105	3,827
Cal-Maine Foods, Inc.(a)	232	12,670
Campbell Soup Co.	1,205	61,069
ConAgra Foods, Inc.	1,310	53,068
Darling Ingredients, Inc.*	467	5,249
Flowers Foods, Inc.	486	12,024
General Mills, Inc.	1,971	110,632
Hain Celestial Group, Inc. (The)*	128	6,605
Hershey Co. (The)	549	50,442
Hormel Foods Corp.	775	49,065
Ingredion, Inc.	333	29,074
J&J Snack Foods Corp.	43	4,887
J.M. Smucker Co. (The)	370	42,213
Kellogg Co.	1,054	70,144
Keurig Green Mountain, Inc.	288	15,016
Kraft Heinz Co. (The)	2,531	178,638
Lancaster Colony Corp.	104	10,138
Landec Corp.*	278	3,244
McCormick & Co., Inc. Non-Voting Shares	403	33,119
Mead Johnson Nutrition Co.	443	31,187
Mondelez International, Inc. Class A	3,300	138,171
Pilgrim’s Pride Corp.(a)	1,495	31,066
Pinnacle Foods, Inc.	456	19,097
Sanderson Farms, Inc.(a)	94	6,446
Seaboard Corp.*	6	18,474
Seneca Foods Corp. Class A*	87	2,292
Snyder’s-Lance, Inc.	139	4,689
Tootsie Roll Industries, Inc.(a)	119	3,724
TreeHouse Foods, Inc.*	85	6,612
Tyson Foods, Inc. Class A	1,311	56,504
WhiteWave Foods Co. (The)*	185	7,428

Total Food Products		1,179,486
Gas Utilities – 0.2%
AGL Resources, Inc.	531	32,412
Atmos Energy Corp.	334	19,432
Laclede Group, Inc. (The)	78	4,253
National Fuel Gas Co.	289	14,444
New Jersey Resources Corp.	210	6,306
Northwest Natural Gas Co.	86	3,942
ONE Gas, Inc.	146	6,618
Piedmont Natural Gas Co., Inc.(a)	195	7,814
Questar Corp.	555	10,773
South Jersey Industries, Inc.	232	5,858
Southwest Gas Corp.	153	8,923
UGI Corp.	518	18,037
WGL Holdings, Inc.	165	9,516

Total Gas Utilities		148,328

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	2,558	$102,883
Align Technology, Inc.*	128	7,265
Baxter International, Inc.	1,634	53,677
Becton, Dickinson and Co.	580	76,943
Boston Scientific Corp.*	2,214	36,332
C.R. Bard, Inc.	192	35,772
CONMED Corp.	120	5,729
Cooper Cos., Inc. (The)	112	16,672
Cyberonics, Inc.*	87	5,288
DENTSPLY International, Inc.	400	20,228
Edwards Lifesciences Corp.*	134	19,051
Globus Medical, Inc. Class A*	206	4,256
Greatbatch, Inc.*	100	5,642
Haemonetics Corp.*	116	3,749
Hill-Rom Holdings, Inc.	181	9,410
IDEXX Laboratories, Inc.*	208	15,444
Intuitive Surgical, Inc.*	59	27,115
Masimo Corp.*	155	5,977
ResMed, Inc.	416	21,199
Sirona Dental Systems, Inc.*	107	9,987
St. Jude Medical, Inc.	866	54,636
STERIS Corp.	169	10,980
Stryker Corp.	437	41,122
Teleflex, Inc.	106	13,166
Thoratec Corp.*	85	5,377
Varian Medical Systems, Inc.*	293	21,618
West Pharmaceutical Services, Inc.	194	10,499
Zimmer Biomet Holdings, Inc.	437	41,047

Total Health Care Equipment & Supplies		681,064
Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.*	110	7,290
Aetna, Inc.	1,441	157,660
Air Methods Corp.*	111	3,784
AmerisourceBergen Corp.	185	17,573
Amsurg Corp.*	31	2,409
Anthem, Inc.	1,139	159,460
Cardinal Health, Inc.	853	65,527
Centene Corp.*	253	13,720
Chemed Corp.	98	13,080
Cigna Corp.	1,167	157,568
Community Health Systems, Inc.*	135	5,774
DaVita HealthCare Partners, Inc.*	605	43,760
Ensign Group, Inc. (The)	134	5,712
Envision Healthcare Holdings, Inc.*	190	6,990
Express Scripts Holding Co.*	1,478	119,659
Five Star Quality Care, Inc.*	1,370	4,233
Hanger, Inc.*	124	1,691
HCA Holdings, Inc.*	1,499	115,963
Health Net, Inc.*	171	10,298
HealthSouth Corp.	181	6,945
Henry Schein, Inc.*	230	30,526
Humana, Inc.	429	76,791
Investments	Shares	Value

Laboratory Corp. of America Holdings*	355	$38,507
Landauer, Inc.	22	814
LifePoint Health, Inc.*	156	11,060
Magellan Health, Inc.*	125	6,929
McKesson Corp.	473	87,519
MEDNAX, Inc.*	293	22,499
National Healthcare Corp.	40	2,436
Owens & Minor, Inc.	183	5,845
Patterson Cos., Inc.	325	14,056
Quest Diagnostics, Inc.	540	33,194
Select Medical Holdings Corp.	687	7,413
Team Health Holdings, Inc.*	141	7,618
Triple-S Management Corp. Class B*	176	3,135
UnitedHealth Group, Inc.	3,484	404,179
Universal Health Services, Inc. Class B	304	37,942
VCA, Inc.*	238	12,531
WellCare Health Plans, Inc.*	53	4,567

Total Health Care Providers & Services		1,726,657
Health Care Technology – 0.1%
Cerner Corp.*	491	29,440
Medidata Solutions, Inc.*	124	5,222

Total Health Care Technology		34,662
Hotels, Restaurants & Leisure – 1.7%
Aramark	378	11,204
Bloomin’ Brands, Inc.	512	9,308
Bob Evans Farms, Inc.	145	6,286
Bravo Brio Restaurant Group, Inc.*	42	473
Brinker International, Inc.	220	11,587
Buffalo Wild Wings, Inc.*	38	7,350
Cheesecake Factory, Inc. (The)	103	5,558
Chipotle Mexican Grill, Inc.*	46	33,132
Choice Hotels International, Inc.	161	7,672
Churchill Downs, Inc.	47	6,289
Cracker Barrel Old Country Store, Inc.(a)	55	8,100
Darden Restaurants, Inc.	128	8,773
DineEquity, Inc.	59	5,408
Domino’s Pizza, Inc.	129	13,920
Dunkin’ Brands Group, Inc.	141	6,909
Hilton Worldwide Holdings, Inc.	1,310	30,052
Hyatt Hotels Corp. Class A*	173	8,148
International Speedway Corp. Class A	177	5,615
Interval Leisure Group, Inc.	281	5,159
Jack in the Box, Inc.	125	9,630
Krispy Kreme Doughnuts, Inc.*	413	6,042
Las Vegas Sands Corp.	3,012	114,366
Marriott International, Inc. Class A	558	38,056
Marriott Vacations Worldwide Corp.	89	6,065
McDonald’s Corp.	3,473	342,195
MGM Resorts International*	525	9,686
Panera Bread Co. Class A*	59	11,411
Papa John’s International, Inc.	56	3,835
SeaWorld Entertainment, Inc.(a)	251	4,470
Six Flags Entertainment Corp.	231	10,575

See Notes to Financial Statements.

92	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Sonic Corp.	235	$5,393
Speedway Motorsports, Inc.	100	1,805
Starbucks Corp.	2,994	170,179
Starwood Hotels & Resorts Worldwide, Inc.	472	31,379
Texas Roadhouse, Inc.	174	6,473
Vail Resorts, Inc.	34	3,559
Wendy’s Co. (The)	851	7,361
Wyndham Worldwide Corp.	417	29,982
Wynn Resorts Ltd.	341	18,114
Yum! Brands, Inc.	1,293	103,375

Total Hotels, Restaurants & Leisure		1,124,894
Household Durables – 0.6%
D.R. Horton, Inc.	1,348	39,577
Ethan Allen Interiors, Inc.	120	3,169
Harman International Industries, Inc.	151	14,495
iRobot Corp.*	118	3,439
Jarden Corp.*	332	16,228
KB Home	389	5,271
La-Z-Boy, Inc.	194	5,153
Leggett & Platt, Inc.	265	10,931
Lennar Corp. Class A	742	35,712
M/I Homes, Inc.*	402	9,479
MDC Holdings, Inc.	152	3,979
Meritage Homes Corp.*	252	9,203
Mohawk Industries, Inc.*	211	38,358
NACCO Industries, Inc. Class A	58	2,758
Newell Rubbermaid, Inc.	833	33,078
NVR, Inc.*	14	21,353
PulteGroup, Inc.	1,424	26,871
Ryland Group, Inc. (The)	400	16,332
Standard Pacific Corp.*	2,314	18,512
Taylor Morrison Home Corp. Class A*	265	4,945
Tempur Sealy International, Inc.*	122	8,714
Toll Brothers, Inc.*	540	18,490
TopBuild Corp.*	209	6,473
Tupperware Brands Corp.	217	10,739
WCI Communities, Inc.*	493	11,157
Whirlpool Corp.	268	39,466
William Lyon Homes Class A*	647	13,328

Total Household Durables		427,210
Household Products – 1.3%
Church & Dwight Co., Inc.	318	26,680
Clorox Co. (The)	333	38,471
Colgate-Palmolive Co.	1,998	126,793
Energizer Holdings, Inc.	184	7,123
Kimberly-Clark Corp.	1,231	134,228
Procter & Gamble Co. (The)	7,653	550,557
Spectrum Brands Holdings, Inc.	159	14,550
WD-40 Co.	53	4,721

Total Household Products		903,123
Investments	Shares	Value

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp.	2,988	$29,252
Talen Energy Corp.*	209	2,111

Total Independent Power and Renewable Electricity Producers		31,363
Industrial Conglomerates – 2.4%
3M Co.	2,027	287,368
Carlisle Cos., Inc.	219	19,136
Danaher Corp.	1,929	164,370
General Electric Co.	44,541	1,123,324
Raven Industries, Inc.	78	1,322
Roper Technologies, Inc.	269	42,153

Total Industrial Conglomerates		1,637,673
Insurance – 4.1%
Aflac, Inc.	3,155	183,400
Alleghany Corp.*	77	36,044
Allstate Corp. (The)	2,311	134,593
Ambac Financial Group, Inc.*	180	2,605
American Equity Investment Life Holding Co.	445	10,373
American Financial Group, Inc.	391	26,944
American International Group, Inc.	8,059	457,912
American National Insurance Co.	123	12,010
AMERISAFE, Inc.	141	7,012
AmTrust Financial Services, Inc.	418	26,326
Arthur J. Gallagher & Co.	347	14,324
Assurant, Inc.	461	36,424
Brown & Brown, Inc.	429	13,286
Chubb Corp. (The)	1,114	136,632
Cincinnati Financial Corp.	478	25,716
CNA Financial Corp.	1,430	49,950
CNO Financial Group, Inc.	1,216	22,873
Employers Holdings, Inc.	291	6,486
FBL Financial Group, Inc. Class A	218	13,411
Fidelity & Guaranty Life	416	10,209
First American Financial Corp.	525	20,512
Genworth Financial, Inc. Class A*	2,154	9,951
Hanover Insurance Group, Inc. (The)	199	15,462
Hartford Financial Services Group, Inc. (The)	2,071	94,810
HCC Insurance Holdings, Inc.	463	35,869
Horace Mann Educators Corp.	351	11,660
Infinity Property & Casualty Corp.	76	6,121
Kemper Corp.	165	5,836
Lincoln National Corp.	1,579	74,939
Loews Corp.	1,410	50,957
Markel Corp.*	24	19,245
Marsh & McLennan Cos., Inc.	1,616	84,388
MBIA, Inc.*	4,273	25,980
Mercury General Corp.	160	8,082
MetLife, Inc.	6,464	304,778
National General Holdings Corp.	398	7,677
National Western Life Insurance Co. Class A	27	6,013
Navigators Group, Inc. (The)*	47	3,665
Old Republic International Corp.	1,169	18,283

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Primerica, Inc.	345	$15,549
Principal Financial Group, Inc.	1,272	60,217
ProAssurance Corp.	295	14,476
Progressive Corp. (The)	2,522	77,274
Prudential Financial, Inc.	1,213	92,443
Reinsurance Group of America, Inc.	388	35,149
RLI Corp.	225	12,044
Safety Insurance Group, Inc.	94	5,090
Selective Insurance Group, Inc.	241	7,485
StanCorp Financial Group, Inc.	194	22,155
State Auto Financial Corp.	255	5,817
Stewart Information Services Corp.	191	7,814
Symetra Financial Corp.	713	22,559
Torchmark Corp.	614	34,630
Travelers Cos., Inc. (The)	2,212	220,160
United Fire Group, Inc.	143	5,012
Universal Insurance Holdings, Inc.	287	8,478
Unum Group	1,679	53,862
W.R. Berkley Corp.	551	29,958

Total Insurance		2,760,930
Internet & Catalog Retail – 0.4%
Expedia, Inc.	323	38,011
HSN, Inc.	98	5,609
Liberty Interactive Corp., QVC Group Class A*	1,055	27,673
Netflix, Inc.*	280	28,913
PetMed Express, Inc.(a)	560	9,016
Priceline Group, Inc. (The)*	136	168,213
TripAdvisor, Inc.*	174	10,965

Total Internet & Catalog Retail		288,400
Internet Software & Services – 2.1%
Akamai Technologies, Inc.*	329	22,721
Blucora, Inc.*	373	5,136
Facebook, Inc. Class A*	2,231	200,567
Google, Inc. Class A*	1,644	1,049,480
IAC/InterActiveCorp	269	17,558
j2 Global, Inc.	90	6,376
Liquidity Services, Inc.*	71	525
Rackspace Hosting, Inc.*	143	3,529
Stamps.com, Inc.*	99	7,327
VeriSign, Inc.*(a)	612	43,183
Yahoo!, Inc.*	1,233	35,646

Total Internet Software & Services		1,392,048
IT Services – 3.7%
Alliance Data Systems Corp.*	144	37,293
Automatic Data Processing, Inc.	1,169	93,941
Booz Allen Hamilton Holding Corp.	653	17,115
Broadridge Financial Solutions, Inc.	397	21,974
CACI International, Inc. Class A*	154	11,391
Cardtronics, Inc.*	119	3,891
Cognizant Technology Solutions Corp. Class A*	1,711	107,126
Computer Sciences Corp.	728	44,685
Convergys Corp.	354	8,181
Investments	Shares	Value

CoreLogic, Inc.*	259	$9,643
CSG Systems International, Inc.	199	6,129
DST Systems, Inc.	198	20,818
EPAM Systems, Inc.*	147	10,954
Euronet Worldwide, Inc.*	96	7,113
Fidelity National Information Services, Inc.	592	39,711
Fiserv, Inc.*	637	55,171
FleetCor Technologies, Inc.*	158	21,744
Gartner, Inc.*	183	15,359
Global Payments, Inc.	225	25,814
Heartland Payment Systems, Inc.	118	7,435
Higher One Holdings, Inc.*	843	1,661
International Business Machines Corp.	6,894	999,423
Jack Henry & Associates, Inc.	255	17,751
ManTech International Corp. Class A	187	4,806
MasterCard, Inc. Class A	2,603	234,582
MAXIMUS, Inc.	149	8,874
MoneyGram International, Inc.*	464	3,721
NeuStar, Inc. Class A*(a)	409	11,129
Paychex, Inc.	890	42,391
Science Applications International Corp.	182	7,318
Sykes Enterprises, Inc.*	313	7,982
Syntel, Inc.*	324	14,680
TeleTech Holdings, Inc.	345	9,243
Teradata Corp.*	497	14,393
Total System Services, Inc.	526	23,896
Unisys Corp.*	430	5,117
Vantiv, Inc. Class A*	112	5,031
Visa, Inc. Class A	5,604	390,375
Western Union Co. (The)	2,992	54,933
WEX, Inc.*	94	8,163
Xerox Corp.	5,481	53,330

Total IT Services		2,484,287
Leisure Products – 0.3%
Brunswick Corp.	1,054	50,476
Hasbro, Inc.	462	33,329
LeapFrog Enterprises, Inc.*	1,413	1,008
Mattel, Inc.	1,471	30,979
Polaris Industries, Inc.	177	21,217
Smith & Wesson Holding Corp.*	659	11,117
Sturm Ruger & Co., Inc.	204	11,973
Vista Outdoor, Inc.*	472	20,971

Total Leisure Products		181,070
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	800	27,464
Bio-Rad Laboratories, Inc. Class A*	85	11,416
Bio-Techne Corp.	97	8,969
Bruker Corp.*	361	5,931
Cambrex Corp.*	148	5,873
Charles River Laboratories International, Inc.*	122	7,749
Illumina, Inc.*	103	18,109
Mettler-Toledo International, Inc.*	63	17,939
PAREXEL International Corp.*	156	9,660

See Notes to Financial Statements.

94	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

PerkinElmer, Inc.	342	$15,718
Quintiles Transnational Holdings, Inc.*	397	27,619
Thermo Fisher Scientific, Inc.	563	68,844
Waters Corp.*	272	32,153

Total Life Sciences Tools & Services		257,444
Machinery – 1.9%
Actuant Corp. Class A	420	7,724
AGCO Corp.	737	34,366
Allison Transmission Holdings, Inc.	373	9,955
American Railcar Industries, Inc.(a)	73	2,640
Astec Industries, Inc.	105	3,519
Barnes Group, Inc.	199	7,174
Blount International, Inc.*	304	1,693
Briggs & Stratton Corp.	432	8,342
Caterpillar, Inc.	2,915	190,524
Chart Industries, Inc.*	140	2,689
CLARCOR, Inc.	138	6,580
Colfax Corp.*	445	13,310
Crane Co.	214	9,975
Cummins, Inc.	683	74,160
Deere & Co.(a)	2,319	171,606
Donaldson Co., Inc.	400	11,232
Dover Corp.	731	41,799
EnPro Industries, Inc.	104	4,074
ESCO Technologies, Inc.	185	6,641
Federal Signal Corp.	267	3,661
Flowserve Corp.	533	21,928
Graco, Inc.	179	11,998
Greenbrier Cos., Inc. (The)(a)	146	4,688
Hillenbrand, Inc.	274	7,127
IDEX Corp.	237	16,898
Illinois Tool Works, Inc.	1,292	106,344
ITT Corp.	248	8,291
John Bean Technologies Corp.	117	4,475
Joy Global, Inc.	529	7,898
Kennametal, Inc.	352	8,761
Lincoln Electric Holdings, Inc.	289	15,152
Lindsay Corp.(a)	34	2,305
Manitowoc Co., Inc. (The)	508	7,620
Meritor, Inc.*	556	5,910
Middleby Corp. (The)*	165	17,356
Mueller Industries, Inc.	267	7,898
Nordson Corp.	201	12,651
Oshkosh Corp.	429	15,586
PACCAR, Inc.	1,259	65,682
Parker-Hannifin Corp.	523	50,888
RBC Bearings, Inc.*	69	4,121
Rexnord Corp.*	152	2,581
Snap-on, Inc.	222	33,509
SPX Corp.	140	1,669
SPX FLOW, Inc.*	140	4,820
Standex International Corp.	54	4,069
Stanley Black & Decker, Inc.	442	42,865
Investments	Shares	Value

Terex Corp.	673	$12,074
Timken Co. (The)	402	11,051
Toro Co. (The)	202	14,249
TriMas Corp.*	140	2,289
Trinity Industries, Inc.	1,160	26,297
Valmont Industries, Inc.	94	8,920
Wabash National Corp.*	563	5,962
WABCO Holdings, Inc.*	413	43,295
Wabtec Corp.	229	20,163
Watts Water Technologies, Inc. Class A	140	7,395
Woodward, Inc.	173	7,041
Xylem, Inc.	499	16,392

Total Machinery		1,279,882
Marine – 0.0%
Kirby Corp.*	179	11,089
Matson, Inc.	64	2,463

Total Marine		13,552
Media – 3.2%
AMC Entertainment Holdings, Inc. Class A	832	20,958
AMC Networks, Inc. Class A*	184	13,463
Cable One, Inc.*	12	5,033
Cablevision Systems Corp. Class A	737	23,930
CBS Corp. Class B Non-Voting Shares	1,684	67,192
Cinemark Holdings, Inc.	343	11,144
Comcast Corp. Class A	7,947	452,025
Crown Media Holdings, Inc. Class A*	2,439	13,049
Discovery Communications, Inc. Class A*	1,495	38,915
DISH Network Corp. Class A*	708	41,305
Entercom Communications Corp. Class A*	545	5,537
Entravision Communications Corp. Class A	1,718	11,408
Gannett Co., Inc.	447	6,584
Harte-Hanks, Inc.	779	2,750
Interpublic Group of Cos., Inc. (The)	1,327	25,386
John Wiley & Sons, Inc. Class A	268	13,408
Liberty Media Corp. Class A*	1,166	41,650
Loral Space & Communications, Inc.*	76	3,578
Madison Square Garden Co. (The) Class A*	132	9,522
Meredith Corp.	219	9,325
Morningstar, Inc.	82	6,581
National CineMedia, Inc.	309	4,147
New York Times Co. (The) Class A	344	4,063
News Corp. Class A	1,332	16,810
Nexstar Broadcasting Group, Inc. Class A	153	7,245
Omnicom Group, Inc.	875	57,663
Regal Entertainment Group Class A(a)	315	5,887
Scholastic Corp.	184	7,169
Scripps Networks Interactive, Inc. Class A	476	23,414
Sinclair Broadcast Group, Inc. Class A	314	7,950
Sirius XM Holdings, Inc.*	6,876	25,716
Starz Class A*	609	22,740
TEGNA, Inc.	888	19,882
Time Warner Cable, Inc.	881	158,025
Time Warner, Inc.	2,951	202,881

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Time, Inc.	287	$5,467
Twenty-First Century Fox, Inc. Class A	6,940	187,241
Viacom, Inc. Class B	2,095	90,399
Walt Disney Co. (The)	5,158	527,148

Total Media		2,196,590
Metals & Mining – 0.3%
Carpenter Technology Corp.	179	5,329
Commercial Metals Co.	633	8,577
Compass Minerals International, Inc.	93	7,288
Freeport-McMoRan, Inc.	6,253	60,592
Gold Resource Corp.(a)	1,142	2,889
Haynes International, Inc.	52	1,968
Kaiser Aluminum Corp.	66	5,296
Materion Corp.	102	3,062
Nucor Corp.	745	27,975
Reliance Steel & Aluminum Co.	396	21,388
Royal Gold, Inc.	71	3,336
Steel Dynamics, Inc.	728	12,507
SunCoke Energy, Inc.	258	2,007
TimkenSteel Corp.	271	2,743
United States Steel Corp.	666	6,940
Worthington Industries, Inc.	311	8,235

Total Metals & Mining		180,132
Multi-Utilities – 1.0%
Alliant Energy Corp.	343	20,062
Ameren Corp.	893	37,747
Avista Corp.	201	6,683
Black Hills Corp.	85	3,514
CenterPoint Energy, Inc.	1,373	24,769
CMS Energy Corp.	961	33,943
Consolidated Edison, Inc.	1,402	93,724
Dominion Resources, Inc.	257	18,088
DTE Energy Co.	642	51,598
MDU Resources Group, Inc.	813	13,984
NiSource, Inc.	959	17,789
NorthWestern Corp.	158	8,505
PG&E Corp.	1,826	96,413
Public Service Enterprise Group, Inc.	2,071	87,313
SCANA Corp.	634	35,669
Sempra Energy	631	61,030
TECO Energy, Inc.	758	19,905
Vectren Corp.	238	9,998
WEC Energy Group, Inc.	1,132	59,113

Total Multi-Utilities		699,847
Multiline Retail – 0.6%
Big Lots, Inc.	294	14,088
Dillard’s, Inc. Class A	196	17,128
Dollar General Corp.	893	64,689
Dollar Tree, Inc.*	616	41,063
Kohl’s Corp.	891	41,262
Macy’s, Inc.	1,552	79,649
Nordstrom, Inc.	620	44,460
Investments	Shares	Value

Target Corp.	1,319	$103,753

Total Multiline Retail		406,092
Oil, Gas & Consumable Fuels – 8.4%
Alon USA Energy, Inc.	184	3,325
Anadarko Petroleum Corp.	1,333	80,500
Apache Corp.	90	3,524
Approach Resources, Inc.*(a)	671	1,255
Bonanza Creek Energy, Inc.*	332	1,351
Cabot Oil & Gas Corp.	798	17,444
Carrizo Oil & Gas, Inc.*	172	5,253
Chesapeake Energy Corp.(a)	1,419	10,401
Chevron Corp.	12,857	1,014,160
Cimarex Energy Co.	417	42,734
Cloud Peak Energy, Inc.*(a)	508	1,336
Columbia Pipeline Group, Inc.	959	17,540
Concho Resources, Inc.*	350	34,405
ConocoPhillips	7,330	351,547
Continental Resources, Inc.*	1,880	54,464
CVR Energy, Inc.	265	10,878
Delek U.S. Holdings, Inc.	377	10,443
Denbury Resources, Inc.	3,442	8,398
Devon Energy Corp.	1,733	64,277
Diamondback Energy, Inc.*	112	7,235
Energen Corp.	75	3,740
EOG Resources, Inc.	2,164	157,539
EP Energy Corp. Class A*(a)	670	3,451
EQT Corp.	318	20,597
Exxon Mobil Corp.	26,394	1,962,394
Green Plains, Inc.	271	5,274
Gulfport Energy Corp.*	299	8,874
Hess Corp.	1,749	87,555
HollyFrontier Corp.	1,107	54,066
Kinder Morgan, Inc.	1,826	50,544
Laredo Petroleum, Inc.*(a)	1,076	10,147
Marathon Oil Corp.	3,654	56,272
Marathon Petroleum Corp.	3,498	162,062
Matador Resources Co.*	388	8,047
Murphy Oil Corp.	1,022	24,732
Newfield Exploration Co.*	701	23,063
Noble Energy, Inc.	1,590	47,986
Northern Oil and Gas, Inc.*(a)	968	4,279
Oasis Petroleum, Inc.*(a)	1,970	17,100
Occidental Petroleum Corp.	4,030	266,584
ONEOK, Inc.	449	14,458
PBF Energy, Inc. Class A	675	19,055
PDC Energy, Inc.*	97	5,142
Phillips 66	3,592	276,009
QEP Resources, Inc.	748	9,372
Range Resources Corp.	225	7,227
Renewable Energy Group, Inc.*	834	6,906
Rex Energy Corp.*(a)	670	1,387
Rice Energy, Inc.*	244	3,943
Sanchez Energy Corp.*(a)	682	4,194

See Notes to Financial Statements.

96	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

SM Energy Co.	616	$19,737
Southwestern Energy Co.*	1,651	20,951
Spectra Energy Corp.	1,857	48,783
Stone Energy Corp.*	417	2,068
Targa Resources Corp.	80	4,122
Tesoro Corp.	558	54,260
Triangle Petroleum Corp.*(a)	1,611	2,288
Valero Energy Corp.	4,790	287,879
W&T Offshore, Inc.(a)	693	2,079
Western Refining, Inc.	791	34,899
Whiting Petroleum Corp.*	778	11,880
Williams Cos., Inc. (The)	2,810	103,548
World Fuel Services Corp.	276	9,881

Total Oil, Gas & Consumable Fuels		5,664,844
Paper & Forest Products – 0.2%
Boise Cascade Co.*	116	2,926
Clearwater Paper Corp.*	135	6,377
Domtar Corp.	692	24,739
International Paper Co.	1,842	69,609
KapStone Paper and Packaging Corp.	451	7,446
Mercer International, Inc.	502	5,035
PH Glatfelter Co.	267	4,598
Schweitzer-Mauduit International, Inc.	84	2,888

Total Paper & Forest Products		123,618
Personal Products – 0.2%
Avon Products, Inc.	687	2,233
Edgewell Personal Care Co.	184	15,014
Estee Lauder Cos., Inc. (The) Class A	1,003	80,922
Inter Parfums, Inc.	294	7,294
Medifast, Inc.*	192	5,157
Nu Skin Enterprises, Inc. Class A	373	15,398
Revlon, Inc. Class A*	10	295
USANA Health Sciences, Inc.*	78	10,454

Total Personal Products		136,767
Pharmaceuticals – 3.4%
Akorn, Inc.*	90	2,566
Bristol-Myers Squibb Co.	2,574	152,381
Depomed, Inc.*	391	7,370
Eli Lilly & Co.	2,431	203,450
Impax Laboratories, Inc.*	235	8,274
Johnson & Johnson	10,157	948,156
Lannett Co., Inc.*(a)	106	4,401
Medicines Co. (The)*	180	6,833
Merck & Co., Inc.	4,990	246,456
Pfizer, Inc.	22,164	696,171
Prestige Brands Holdings, Inc.*	208	9,393
Zoetis, Inc.	864	35,580

Total Pharmaceuticals		2,321,031
Professional Services – 0.3%
CBIZ, Inc.*	680	6,678
CEB, Inc.	87	5,946
Dun & Bradstreet Corp. (The)	176	18,480
Investments	Shares	Value

Equifax, Inc.	287	$27,891
FTI Consulting, Inc.*	139	5,770
Huron Consulting Group, Inc.*	104	6,503
IHS, Inc. Class A*	86	9,976
Insperity, Inc.	153	6,721
Kelly Services, Inc. Class A	186	2,630
Korn/Ferry International	184	6,085
ManpowerGroup, Inc.	414	33,902
Navigant Consulting, Inc.*	364	5,791
On Assignment, Inc.*	191	7,048
Robert Half International, Inc.	308	15,757
RPX Corp.*	476	6,531
Towers Watson & Co. Class A	191	22,420
Verisk Analytics, Inc.*	339	25,055
WageWorks, Inc.*	53	2,389

Total Professional Services		215,573
Real Estate Investment Trusts (REITs) – 1.5%
Acadia Realty Trust	313	9,412
Agree Realty Corp.	93	2,776
Alexander’s, Inc.	13	4,862
Alexandria Real Estate Equities, Inc.	76	6,435
American Campus Communities, Inc.	151	5,472
American Tower Corp.	542	47,685
Apartment Investment & Management Co. Class A	549	20,324
AvalonBay Communities, Inc.	235	41,083
BioMed Realty Trust, Inc.	98	1,958
Boston Properties, Inc.	137	16,221
Camden Property Trust	141	10,420
Care Capital Properties, Inc.	123	4,050
CBL & Associates Properties, Inc.	325	4,469
Chatham Lodging Trust	458	9,838
Communications Sales & Leasing, Inc.	168	3,007
Corrections Corp. of America	433	12,791
Crown Castle International Corp.	189	14,906
DiamondRock Hospitality Co.	233	2,575
Digital Realty Trust, Inc.	283	18,486
Duke Realty Corp.	505	9,620
Empire State Realty Trust, Inc. Class A	635	10,814
EPR Properties	144	7,426
Equinix, Inc.	46	12,576
Equity Lifestyle Properties, Inc.	93	5,447
Equity Residential	440	33,053
Essex Property Trust, Inc.	23	5,139
Extra Space Storage, Inc.	171	13,194
Federal Realty Investment Trust	78	10,643
Gaming and Leisure Properties, Inc.	362	10,751
General Growth Properties, Inc.	543	14,102
Geo Group, Inc. (The)	385	11,450
Government Properties Income Trust	425	6,800
HCP, Inc.	1,441	53,677
Highwoods Properties, Inc.	130	5,038
Home Properties, Inc.	43	3,214
Hospitality Properties Trust	242	6,190

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Host Hotels & Resorts, Inc.	1,284	$20,300
Iron Mountain, Inc.	527	16,348
Kilroy Realty Corp.	68	4,431
Kimco Realty Corp.	770	18,811
LaSalle Hotel Properties	211	5,990
Liberty Property Trust	215	6,775
LTC Properties, Inc.	116	4,950
Macerich Co. (The)	21	1,613
Medical Properties Trust, Inc.	410	4,535
Mid-America Apartment Communities, Inc.	93	7,614
National Health Investors, Inc.	168	9,658
National Retail Properties, Inc.	154	5,586
Omega Healthcare Investors, Inc.	277	9,737
Outfront Media, Inc.	611	12,709
Pebblebrook Hotel Trust	114	4,041
Piedmont Office Realty Trust, Inc. Class A	224	4,007
Plum Creek Timber Co., Inc.	359	14,184
Post Properties, Inc.	244	14,223
Potlatch Corp.	199	5,729
Prologis, Inc.	399	15,521
PS Business Parks, Inc.	43	3,413
Public Storage	318	67,298
Rayonier, Inc.	475	10,483
Realty Income Corp.	279	13,222
Regency Centers Corp.	39	2,424
Retail Opportunity Investments Corp.	467	7,724
RLJ Lodging Trust	112	2,830
Ryman Hospitality Properties, Inc.	91	4,480
Sabra Health Care REIT, Inc.	59	1,368
Select Income REIT	444	8,440
Senior Housing Properties Trust	382	6,188
Simon Property Group, Inc.	496	91,125
SL Green Realty Corp.	172	18,604
Sovran Self Storage, Inc.	76	7,167
Strategic Hotels & Resorts, Inc.*	692	9,543
Sunstone Hotel Investors, Inc.	312	4,128
Tanger Factory Outlet Centers, Inc.	218	7,187
UDR, Inc.	251	8,654
Universal Health Realty Income Trust	193	9,059
Ventas, Inc.	489	27,413
W.P. Carey, Inc.	139	8,036
Weingarten Realty Investors	392	12,979
Welltower, Inc.	232	15,711
Weyerhaeuser Co.	1,128	30,840
WP GLIMCHER, Inc.	369	4,303

Total Real Estate Investment Trusts (REITs)		1,025,285
Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A*	912	29,184
Forestar Group, Inc.*	503	6,614
Jones Lang LaSalle, Inc.	152	21,853
Realogy Holdings Corp.*	682	25,664
St. Joe Co. (The)*(a)	1,293	24,735

Total Real Estate Management & Development		108,050
Investments	Shares	Value

Road & Rail – 0.9%
AMERCO	92	$36,199
Avis Budget Group, Inc.*	169	7,382
Con-way, Inc.	160	7,592
CSX Corp.	3,518	94,634
Genesee & Wyoming, Inc. Class A*	148	8,744
Heartland Express, Inc.	196	3,908
Hertz Global Holdings, Inc.*	965	16,145
JB Hunt Transport Services, Inc.	299	21,349
Kansas City Southern	289	26,264
Knight Transportation, Inc.	160	3,840
Landstar System, Inc.	124	7,870
Norfolk Southern Corp.	1,291	98,632
Old Dominion Freight Line, Inc.*	232	14,152
Ryder System, Inc.	104	7,700
Saia, Inc.*	129	3,993
Swift Transportation Co.*	473	7,105
Union Pacific Corp.	2,804	247,902
Werner Enterprises, Inc.	164	4,116

Total Road & Rail		617,527
Semiconductors & Semiconductor Equipment – 2.0%
Advanced Energy Industries, Inc.*	362	9,521
Altera Corp.	870	43,570
Amkor Technology, Inc.*	1,614	7,247
Analog Devices, Inc.	713	40,220
Applied Materials, Inc.	3,000	44,070
Broadcom Corp. Class A	651	33,481
Brooks Automation, Inc.	540	6,323
Cabot Microelectronics Corp.*	54	2,092
Cirrus Logic, Inc.*	438	13,801
Cree, Inc.*(a)	223	5,403
Diodes, Inc.*	239	5,107
Entegris, Inc.*	553	7,294
First Solar, Inc.*	404	17,271
Integrated Device Technology, Inc.*	325	6,597
Integrated Silicon Solution, Inc.	152	3,266
Intel Corp.	18,641	561,840
KLA-Tencor Corp.	518	25,900
Lam Research Corp.	454	29,660
Lattice Semiconductor Corp.*	399	1,536
Linear Technology Corp.	588	23,726
Maxim Integrated Products, Inc.	900	30,060
Microchip Technology, Inc.	609	26,242
Micron Technology, Inc.*	5,752	86,165
MKS Instruments, Inc.	213	7,142
NVIDIA Corp.	1,914	47,180
OmniVision Technologies, Inc.*	202	5,305
ON Semiconductor Corp.*	953	8,958
Qorvo, Inc.*	93	4,190
Silicon Laboratories, Inc.*	57	2,368
Skyworks Solutions, Inc.	448	37,726
SunPower Corp.*	270	5,411
Synaptics, Inc.*	137	11,297
Teradyne, Inc.	826	14,876

See Notes to Financial Statements.

98	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

Tessera Technologies, Inc.	112	$3,630
Texas Instruments, Inc.	2,864	141,825
Xilinx, Inc.	822	34,853

Total Semiconductors & Semiconductor Equipment		1,355,153
Software – 3.6%
ACI Worldwide, Inc.*	413	8,722
Activision Blizzard, Inc.	2,145	66,259
Adobe Systems, Inc.*	262	21,542
ANSYS, Inc.*	177	15,601
Aspen Technology, Inc.*	225	8,530
Autodesk, Inc.*	208	9,181
CA, Inc.	1,672	45,646
Cadence Design Systems, Inc.*	381	7,879
Citrix Systems, Inc.*	292	20,230
Ebix, Inc.(a)	446	11,132
Electronic Arts, Inc.*	506	34,281
FactSet Research Systems, Inc.	96	15,342
Fair Isaac Corp.	134	11,323
Fortinet, Inc.*	103	4,375
Intuit, Inc.	557	49,434
Manhattan Associates, Inc.*	194	12,086
Mentor Graphics Corp.	351	8,645
Microsoft Corp.	28,426	1,258,135
Oracle Corp.	17,275	623,973
Progress Software Corp.*	240	6,199
PTC, Inc.*	298	9,458
Red Hat, Inc.*	141	10,135
SolarWinds, Inc.*	165	6,475
SS&C Technologies Holdings, Inc.	134	9,385
Symantec Corp.	2,577	50,174
Synopsys, Inc.*	361	16,671
Take-Two Interactive Software, Inc.*	894	25,685
TiVo, Inc.*	754	6,530
Tyler Technologies, Inc.*	62	9,257
VMware, Inc. Class A*	759	59,802

Total Software		2,442,087
Specialty Retail – 2.6%
Aaron’s, Inc.	301	10,869
Abercrombie & Fitch Co. Class A	185	3,920
Advance Auto Parts, Inc.	176	33,357
American Eagle Outfitters, Inc.	392	6,127
Asbury Automotive Group, Inc.*	133	10,793
Ascena Retail Group, Inc.*	771	10,725
AutoNation, Inc.*	381	22,167
AutoZone, Inc.*	110	79,621
Bed Bath & Beyond, Inc.*	847	48,296
Best Buy Co., Inc.	1,682	62,436
Buckle, Inc. (The)(a)	215	7,948
Cabela’s, Inc.*	224	10,214
Caleres, Inc.	126	3,847
CarMax, Inc.*	572	33,931
Cato Corp. (The) Class A	196	6,670
Chico’s FAS, Inc.	582	9,155
Investments	Shares	Value

Children’s Place, Inc. (The)	86	$4,960
Conn’s, Inc.*(a)	308	7,404
CST Brands, Inc.	172	5,789
Dick’s Sporting Goods, Inc.	315	15,627
DSW, Inc. Class A	251	6,353
Express, Inc.*	542	9,685
Finish Line, Inc. (The) Class A	222	4,285
Foot Locker, Inc.	502	36,129
Francesca’s Holdings Corp.*	254	3,106
GameStop Corp. Class A(a)	713	29,383
Gap, Inc. (The)	1,911	54,463
Genesco, Inc.*	57	3,253
GNC Holdings, Inc. Class A	337	13,621
Group 1 Automotive, Inc.	54	4,598
Guess?, Inc.	445	9,505
Hibbett Sports, Inc.*	93	3,256
Home Depot, Inc. (The)	3,718	429,392
L Brands, Inc.	723	65,164
Lithia Motors, Inc. Class A	106	11,460
Lowe’s Cos., Inc.	2,429	167,407
Lumber Liquidators Holdings, Inc.*(a)	82	1,077
Mattress Firm Holding Corp.*(a)	118	4,928
Men’s Wearhouse, Inc. (The)	111	4,720
Michaels Cos., Inc. (The)*	394	9,101
Monro Muffler Brake, Inc.	59	3,985
Murphy USA, Inc.*	73	4,011
O’Reilly Automotive, Inc.*	248	62,000
Outerwall, Inc.(a)	158	8,995
Penske Automotive Group, Inc.	406	19,667
Pier 1 Imports, Inc.(a)	577	3,981
Rent-A-Center, Inc.	216	5,238
Restoration Hardware Holdings, Inc.*	48	4,479
Ross Stores, Inc.	1,210	58,649
Sally Beauty Holdings, Inc.*	519	12,326
Select Comfort Corp.*	236	5,164
Sonic Automotive, Inc. Class A	340	6,943
Stage Stores, Inc.	232	2,283
Staples, Inc.	2,377	27,882
Tiffany & Co.	303	23,398
Tilly’s, Inc. Class A*	188	1,384
TJX Cos., Inc. (The)	2,111	150,768
Tractor Supply Co.	253	21,333
Ulta Salon Cosmetics & Fragrance, Inc.*	85	13,885
Urban Outfitters, Inc.*	423	12,428
Vitamin Shoppe, Inc.*	56	1,828
Williams-Sonoma, Inc.	267	20,385

Total Specialty Retail		1,735,754
Technology Hardware, Storage & Peripherals – 4.5%
3D Systems Corp.*(a)	90	1,039
Apple, Inc.	22,862	2,521,679
Electronics For Imaging, Inc.*	143	6,189
EMC Corp.	5,779	139,621
Hewlett-Packard Co.	8,318	213,024
Lexmark International, Inc. Class A	300	8,694

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	99

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2015

Investments	Shares	Value

NCR Corp.*	681	$15,493
NetApp, Inc.	880	26,048
SanDisk Corp.	708	38,466
Western Digital Corp.	978	77,692

Total Technology Hardware, Storage & Peripherals		3,047,945
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	141	12,780
Coach, Inc.	1,150	33,270
Columbia Sportswear Co.	137	8,054
Deckers Outdoor Corp.*	100	5,806
Fossil Group, Inc.*	229	12,797
G-III Apparel Group Ltd.*	76	4,686
Hanesbrands, Inc.	868	25,120
Iconix Brand Group, Inc.*	252	3,407
lululemon athletica, Inc.*	268	13,574
NIKE, Inc. Class B	1,869	229,831
PVH Corp.	153	15,597
Ralph Lauren Corp.	271	32,021
Skechers U.S.A., Inc. Class A*	152	20,380
Steven Madden Ltd.*	272	9,961
Under Armour, Inc. Class A*	178	17,227
Vera Bradley, Inc.*	222	2,799
VF Corp.	1,192	81,306
Wolverine World Wide, Inc.	328	7,098

Total Textiles, Apparel & Luxury Goods		535,714
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	493	7,937
BofI Holding, Inc.*	94	12,110
Capitol Federal Financial, Inc.	337	4,085
Dime Community Bancshares, Inc.	97	1,639
EverBank Financial Corp.	429	8,280
Flagstar Bancorp, Inc.*	387	7,957
HomeStreet, Inc.*	253	5,844
Hudson City Bancorp, Inc.	1,383	14,065
MGIC Investment Corp.*	933	8,640
Nationstar Mortgage Holdings, Inc.*(a)	382	5,298
New York Community Bancorp, Inc.	1,893	34,188
Northwest Bancshares, Inc.	486	6,318
Ocwen Financial Corp.*(a)	507	3,402
Provident Financial Services, Inc.	313	6,104
Radian Group, Inc.	1,686	26,824
Territorial Bancorp, Inc.	208	5,416
TFS Financial Corp.	260	4,485
Walker & Dunlop, Inc.*	127	3,312
Walter Investment Management Corp.*(a)	240	3,900
Washington Federal, Inc.	524	11,921

Total Thrifts & Mortgage Finance		181,725
Tobacco – 1.4%
Altria Group, Inc.	5,580	303,552
Philip Morris International, Inc.	5,905	468,444
Reynolds American, Inc.	3,644	161,320
Universal Corp.	143	7,088

Total Tobacco		940,404
Investments	Shares	Value

Trading Companies & Distributors – 0.3%
Air Lease Corp.	359	$11,100
Applied Industrial Technologies, Inc.	233	8,889
Beacon Roofing Supply, Inc.*	184	5,978
CAI International, Inc.*	153	1,542
DXP Enterprises, Inc.*	108	2,946
Fastenal Co.	571	20,904
GATX Corp.	136	6,005
Kaman Corp.	100	3,585
MRC Global, Inc.*	788	8,786
MSC Industrial Direct Co., Inc. Class A	171	10,436
NOW, Inc.*(a)	520	7,696
Rush Enterprises, Inc. Class A*	182	4,405
TAL International Group, Inc.*	217	2,966
United Rentals, Inc.*	288	17,295
W.W. Grainger, Inc.	215	46,227
Watsco, Inc.	94	11,137
WESCO International, Inc.*	212	9,852

Total Trading Companies & Distributors		179,749
Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*	472	5,758
Water Utilities – 0.1%
American States Water Co.	202	8,363
American Water Works Co., Inc.	540	29,743
Aqua America, Inc.	579	15,326
California Water Service Group	397	8,782

Total Water Utilities		62,214
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.*	105	948
Spok Holdings, Inc.	359	5,909
T-Mobile U.S., Inc.*	456	18,154

Total Wireless Telecommunication Services		25,011
TOTAL COMMON STOCKS (Cost: $67,357,443)		67,550,728
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $523,681)(c)	523,681	523,681
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $67,881,124)		68,074,409
Liabilities in Excess of Cash and Other Assets – (0.6)%		(429,754)

NET ASSETS – 100.0%		$67,644,655
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $510,451 and the total market value of the collateral held by the Fund was $524,650. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $969.

See Notes to Financial Statements.

100	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 6.1%
Boeing Co. (The)	63,741	$8,346,884
BWX Technologies, Inc.	5,469	144,163
Honeywell International, Inc.	62,356	5,904,490
Huntington Ingalls Industries, Inc.	2,695	288,769
Lockheed Martin Corp.	37,854	7,847,513
Orbital ATK, Inc.	1,375	98,821
Precision Castparts Corp.	306	70,291
Rockwell Collins, Inc.	7,189	588,348
Textron, Inc.	2,011	75,694
United Technologies Corp.	70,779	6,298,623

Total Aerospace & Defense		29,663,596
Air Freight & Logistics – 1.6%
C.H. Robinson Worldwide, Inc.	10,503	711,893
FedEx Corp.	4,781	688,369
United Parcel Service, Inc. Class B	63,135	6,230,793

Total Air Freight & Logistics		7,631,055
Airlines – 0.2%
Alaska Air Group, Inc.	4,508	358,161
Southwest Airlines Co.	14,626	556,373

Total Airlines		914,534
Auto Components – 0.7%
BorgWarner, Inc.	8,121	337,752
Gentex Corp.	18,980	294,190
Johnson Controls, Inc.	55,328	2,288,366
Lear Corp.	2,593	282,067

Total Auto Components		3,202,375
Automobiles – 1.6%
General Motors Co.	225,312	6,763,866
Harley-Davidson, Inc.	13,144	721,605
Thor Industries, Inc.	3,967	205,491

Total Automobiles		7,690,962
Banks – 0.1%
BankUnited, Inc.	11,362	406,192
Beverages – 3.6%
Brown-Forman Corp. Class B	6,956	674,037
Coca-Cola Enterprises, Inc.	20,703	1,000,990
Dr. Pepper Snapple Group, Inc.	16,767	1,325,431
PepsiCo, Inc.	152,969	14,424,977

Total Beverages		17,425,435
Biotechnology – 3.2%
AbbVie, Inc.	176,900	9,625,129
Amgen, Inc.	41,619	5,756,740

Total Biotechnology		15,381,869
Building Products – 0.1%
Lennox International, Inc.	2,294	259,979
Capital Markets – 2.9%
Ameriprise Financial, Inc.	12,303	1,342,626
Investments	Shares	Value

Charles Schwab Corp. (The)	40,391	$1,153,567
Eaton Vance Corp.	10,849	362,574
Federated Investors, Inc. Class B	12,293	355,268
Franklin Resources, Inc.	20,332	757,570
Goldman Sachs Group, Inc. (The)	20,440	3,551,655
Janus Capital Group, Inc.	13,862	188,523
LPL Financial Holdings, Inc.(a)	8,518	338,761
Morgan Stanley	79,794	2,513,511
Raymond James Financial, Inc.	6,740	334,506
SEI Investments Co.	7,070	340,986
T. Rowe Price Group, Inc.	20,448	1,421,136
TD Ameritrade Holding Corp.	34,505	1,098,639
Waddell & Reed Financial, Inc. Class A	9,379	326,108

Total Capital Markets		14,085,430
Chemicals – 3.9%
Airgas, Inc.	5,619	501,945
Albemarle Corp.	5,673	250,179
Cabot Corp.	5,130	161,903
Celanese Corp. Series A	9,934	587,795
CF Industries Holdings, Inc.	22,135	993,862
Cytec Industries, Inc.	2,977	219,851
E.I. du Pont de Nemours & Co.	90,909	4,381,814
Eastman Chemical Co.	10,629	687,909
Ecolab, Inc.	11,910	1,306,765
FMC Corp.	5,328	180,672
International Flavors & Fragrances, Inc.	5,599	578,153
Monsanto Co.	29,716	2,535,963
Mosaic Co. (The)	27,740	862,991
PolyOne Corp.	3,733	109,526
PPG Industries, Inc.	12,308	1,079,289
Praxair, Inc.	22,630	2,305,092
Scotts Miracle-Gro Co. (The) Class A	6,764	411,387
Sensient Technologies Corp.	3,022	185,249
Sherwin-Williams Co. (The)	3,149	701,534
Sigma-Aldrich Corp.	2,947	409,397
Valspar Corp. (The)	3,918	281,626
Westlake Chemical Corp.	6,021	312,430

Total Chemicals		19,045,332
Commercial Services & Supplies – 0.2%
Cintas Corp.	5,106	437,839
Deluxe Corp.	3,637	202,726
Waste Connections, Inc.	5,370	260,875

Total Commercial Services & Supplies		901,440
Communications Equipment – 1.2%
QUALCOMM, Inc.	107,172	5,758,352
Construction & Engineering – 0.1%
EMCOR Group, Inc.	1,717	75,977
Fluor Corp.	8,378	354,809

Total Construction & Engineering		430,786
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	3,760	571,332

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2015

Investments	Shares	Value

Containers & Packaging – 0.2%
AptarGroup, Inc.	4,061	$267,864
Avery Dennison Corp.	9,406	532,097
Ball Corp.	3,919	243,762

Total Containers & Packaging		1,043,723
Diversified Consumer Services – 0.2%
H&R Block, Inc.	25,562	925,344
Sotheby’s	2,616	83,660

Total Diversified Consumer Services		1,009,004
Diversified Financial Services – 0.6%
CBOE Holdings, Inc.	4,332	290,590
Intercontinental Exchange, Inc.	4,943	1,161,556
McGraw Hill Financial, Inc.	13,544	1,171,556
MSCI, Inc.	6,470	384,706

Total Diversified Financial Services		3,008,408
Electric Utilities – 0.1%
ITC Holdings Corp.	9,901	330,099
Electrical Equipment – 1.2%
Acuity Brands, Inc.	595	104,470
AMETEK, Inc.	6,796	355,567
Emerson Electric Co.	82,654	3,650,827
EnerSys	2,010	107,696
Hubbell, Inc. Class B	4,225	358,914
Regal Beloit Corp.	2,010	113,464
Rockwell Automation, Inc.	12,396	1,257,822

Total Electrical Equipment		5,948,760
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. Class A	8,126	414,101
FEI Co.	1,288	94,075
FLIR Systems, Inc.	4,710	131,833

Total Electronic Equipment, Instruments & Components		640,009
Energy Equipment & Services – 0.8%
Baker Hughes, Inc.	19,813	1,031,068
Halliburton Co.	59,262	2,094,912
Helmerich & Payne, Inc.	18,168	858,620

Total Energy Equipment & Services		3,984,600
Food & Staples Retailing – 3.6%
Casey’s General Stores, Inc.	1,315	135,340
Costco Wholesale Corp.	16,610	2,401,308
CVS Health Corp.	51,737	4,991,586
Kroger Co. (The)	43,704	1,576,403
PriceSmart, Inc.	934	72,235
Sysco Corp.	66,269	2,582,503
Walgreens Boots Alliance, Inc.	63,393	5,267,958
Whole Foods Market, Inc.	14,364	454,621

Total Food & Staples Retailing		17,481,954
Food Products – 2.0%
Flowers Foods, Inc.	21,989	544,008
Hershey Co. (The)	12,960	1,190,765
Hormel Foods Corp.	15,195	961,995
Investments	Shares	Value

Keurig Green Mountain, Inc.	4,981	$259,709
Kraft Heinz Co. (The)	80,712	5,696,653
McCormick & Co., Inc. Non-Voting Shares	8,764	720,226
Tyson Foods, Inc. Class A	11,142	480,220

Total Food Products		9,853,576
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	58,066	1,907,468
Becton, Dickinson and Co.	11,227	1,489,374
C.R. Bard, Inc.	1,481	275,925
Cooper Cos., Inc. (The)	30	4,466
ResMed, Inc.	10,870	553,935
St. Jude Medical, Inc.	17,186	1,084,265
STERIS Corp.	3,217	209,009
Stryker Corp.	18,627	1,752,801
West Pharmaceutical Services, Inc.	2,052	111,054
Zimmer Biomet Holdings, Inc.	4,951	465,047

Total Health Care Equipment & Supplies		7,853,344
Health Care Providers & Services – 2.2%
Aetna, Inc.	14,861	1,625,942
Cardinal Health, Inc.	21,088	1,619,980
McKesson Corp.	4,053	749,927
Patterson Cos., Inc.	6,334	273,945
UnitedHealth Group, Inc.	53,782	6,239,250

Total Health Care Providers & Services		10,509,044
Hotels, Restaurants & Leisure – 5.5%
Brinker International, Inc.	4,827	254,238
Cracker Barrel Old Country Store, Inc.(a)	2,659	391,618
Dunkin’ Brands Group, Inc.	7,444	364,756
Jack in the Box, Inc.	1,382	106,469
Las Vegas Sands Corp.	107,268	4,072,966
McDonald’s Corp.	134,964	13,298,003
Starbucks Corp.	85,156	4,840,267
Wyndham Worldwide Corp.	7,662	550,898
Yum! Brands, Inc.	36,278	2,900,426

Total Hotels, Restaurants & Leisure		26,779,641
Household Durables – 0.5%
D.R. Horton, Inc.	14,160	415,738
Harman International Industries, Inc.	3,168	304,096
Lennar Corp. Class A	2,351	113,154
PulteGroup, Inc.	21,859	412,479
Tupperware Brands Corp.	8,058	398,791
Whirlpool Corp.	4,836	712,149

Total Household Durables		2,356,407
Household Products – 2.0%
Church & Dwight Co., Inc.	8,088	678,583
Colgate-Palmolive Co.	70,849	4,496,078
Kimberly-Clark Corp.	41,112	4,482,852

Total Household Products		9,657,513
Industrial Conglomerates – 1.8%
3M Co.	51,453	7,294,492
Carlisle Cos., Inc.	2,687	234,790

See Notes to Financial Statements.

102	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2015

Investments	Shares	Value

Danaher Corp.	12,337	$1,051,236
Roper Technologies, Inc.	1,981	310,422

Total Industrial Conglomerates		8,890,940
Insurance – 0.7%
AmTrust Financial Services, Inc.	4,718	297,140
Arthur J. Gallagher & Co.	18,276	754,433
Marsh & McLennan Cos., Inc.	39,506	2,063,003

Total Insurance		3,114,576
Internet & Catalog Retail – 0.1%
Expedia, Inc.	3,412	401,524
HSN, Inc.	3,636	208,125

Total Internet & Catalog Retail		609,649
Internet Software & Services – 0.1%
IAC/InterActiveCorp	4,668	304,680
j2 Global, Inc.	2,393	169,544

Total Internet Software & Services		474,224
IT Services – 4.3%
Automatic Data Processing, Inc.	30,969	2,488,669
Booz Allen Hamilton Holding Corp.	6,729	176,367
DST Systems, Inc.	1,356	142,570
Global Payments, Inc.	117	13,423
International Business Machines Corp.	76,046	11,024,389
Jack Henry & Associates, Inc.	3,076	214,120
MasterCard, Inc. Class A	15,684	1,413,442
MAXIMUS, Inc.	685	40,799
Paychex, Inc.	32,303	1,538,592
Total System Services, Inc.	6,102	277,214
Visa, Inc. Class A	39,879	2,777,971
Western Union Co. (The)	41,851	768,384

Total IT Services		20,875,940
Leisure Products – 0.6%
Brunswick Corp.	3,415	163,545
Hasbro, Inc.	14,243	1,027,490
Mattel, Inc.	61,501	1,295,211
Polaris Industries, Inc.	3,298	395,331

Total Leisure Products		2,881,577
Life Sciences Tools & Services – 0.0%
Bio-Techne Corp.	1,937	179,095
Machinery – 2.8%
Allison Transmission Holdings, Inc.	12,335	329,221
Caterpillar, Inc.	69,317	4,530,559
CLARCOR, Inc.	2,358	112,430
Cummins, Inc.	14,909	1,618,819
Donaldson Co., Inc.	8,837	248,143
Dover Corp.	14,418	824,421
Flowserve Corp.	5,741	236,185
Graco, Inc.	3,027	202,900
IDEX Corp.	4,359	310,797
Illinois Tool Works, Inc.	30,035	2,472,181
ITT Corp.	3,731	124,727
Joy Global, Inc.	6,114	91,282
Lincoln Electric Holdings, Inc.	4,782	250,720
Investments	Shares	Value

Manitowoc Co., Inc. (The)	2,104	$31,560
Nordson Corp.	2,645	166,476
Parker-Hannifin Corp.	11,230	1,092,679
Timken Co. (The)	8,278	227,562
Toro Co. (The)	2,675	188,695
Valmont Industries, Inc.	1,024	97,167
Wabtec Corp.	979	86,201
Woodward, Inc.	1,714	69,760
Xylem, Inc.	9,606	315,557

Total Machinery		13,628,042
Media – 4.1%
CBS Corp. Class B Non-Voting Shares	19,802	790,100
Cinemark Holdings, Inc.	11,856	385,201
Comcast Corp. Class A	128,987	7,336,780
Comcast Corp. Special Class A	24,967	1,429,111
John Wiley & Sons, Inc. Class A	3,691	184,661
Morningstar, Inc.	1,706	136,924
Scripps Networks Interactive, Inc. Class A	3,968	195,186
TEGNA, Inc.	21,874	489,759
Twenty-First Century Fox, Inc. Class A	34,344	926,601
Twenty-First Century Fox, Inc. Class B	20,866	564,843
Viacom, Inc. Class A	3,316	146,799
Viacom, Inc. Class B	23,885	1,030,638
Walt Disney Co. (The)	58,810	6,010,382

Total Media		19,626,985
Metals & Mining – 0.7%
Compass Minerals International, Inc.	3,662	286,991
Freeport-McMoRan, Inc.	220,411	2,135,783
Reliance Steel & Aluminum Co.	7,009	378,556
Royal Gold, Inc.	3,025	142,114
Steel Dynamics, Inc.	20,215	347,294

Total Metals & Mining		3,290,738
Multiline Retail – 1.6%
Big Lots, Inc.	3,385	162,209
Dillard’s, Inc. Class A	315	27,528
Macy’s, Inc.	25,978	1,333,191
Nordstrom, Inc.	12,714	911,721
Target Corp.	67,186	5,284,851

Total Multiline Retail		7,719,500
Oil, Gas & Consumable Fuels – 6.2%
Cabot Oil & Gas Corp.	4,163	91,003
Cimarex Energy Co.	2,041	209,162
EOG Resources, Inc.	15,835	1,152,788
EQT Corp.	913	59,135
Exxon Mobil Corp.	319,245	23,735,866
HollyFrontier Corp.	24,786	1,210,548
Marathon Petroleum Corp.	49,615	2,298,663
Range Resources Corp.	1,733	55,664
SM Energy Co.	730	23,389
Tesoro Corp.	7,544	733,578
Western Refining, Inc.	11,872	523,793

Total Oil, Gas & Consumable Fuels		30,093,589

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	103

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2015

Investments	Shares	Value

Personal Products – 0.2%
Estee Lauder Cos., Inc. (The) Class A	11,246	$907,327
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Co.	150,323	8,899,121
Eli Lilly & Co.	116,000	9,708,040
Zoetis, Inc.	12,816	527,763

Total Pharmaceuticals		19,134,924
Professional Services – 0.3%
Equifax, Inc.	5,519	536,336
ManpowerGroup, Inc.	4,332	354,748
Robert Half International, Inc.	6,482	331,619

Total Professional Services		1,222,703
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	529	76,054
Road & Rail – 2.1%
Con-way, Inc.	2,663	126,359
CSX Corp.	67,571	1,817,660
JB Hunt Transport Services, Inc.	4,287	306,092
Kansas City Southern	4,128	375,153
Knight Transportation, Inc.	2,097	50,328
Landstar System, Inc.	759	48,174
Norfolk Southern Corp.	25,786	1,970,050
Ryder System, Inc.	3,331	246,627
Union Pacific Corp.	58,466	5,168,979

Total Road & Rail		10,109,422
Semiconductors & Semiconductor Equipment – 4.0%
Altera Corp.	16,164	809,493
Analog Devices, Inc.	22,525	1,270,635
Intel Corp.	347,721	10,480,311
Linear Technology Corp.	15,629	630,630
Microchip Technology, Inc.	17,895	771,096
NVIDIA Corp.	25,717	633,924
Skyworks Solutions, Inc.	3,902	328,587
Teradyne, Inc.	7,062	127,187
Texas Instruments, Inc.	73,543	3,641,849
Xilinx, Inc.	18,452	782,365

Total Semiconductors & Semiconductor Equipment		19,476,077
Software – 5.4%
Activision Blizzard, Inc.	19,899	614,680
FactSet Research Systems, Inc.	1,330	212,547
Intuit, Inc.	8,408	746,210
Microsoft Corp.	432,282	19,132,802
Oracle Corp.	144,217	5,209,118
SS&C Technologies Holdings, Inc.	2,032	142,321

Total Software		26,057,678
Specialty Retail – 4.3%
Advance Auto Parts, Inc.	413	78,276
Dick’s Sporting Goods, Inc.	3,710	184,053
DSW, Inc. Class A	6,133	155,226
Foot Locker, Inc.	8,359	601,597
Gap, Inc. (The)	35,394	1,008,729
Investments	Shares	Value

GNC Holdings, Inc. Class A	4,780	$193,208
Home Depot, Inc. (The)	93,748	10,826,957
Lowe’s Cos., Inc.	51,690	3,562,475
Penske Automotive Group, Inc.	5,745	278,288
Ross Stores, Inc.	13,762	667,044
Tiffany & Co.	7,018	541,930
TJX Cos., Inc. (The)	27,264	1,947,195
Tractor Supply Co.	4,057	342,086
Williams-Sonoma, Inc.	6,235	476,042

Total Specialty Retail		20,863,106
Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	184,952	20,400,206
EMC Corp.	89,953	2,173,264
NetApp, Inc.	13,811	408,806
SanDisk Corp.	7,122	386,938

Total Technology Hardware, Storage & Peripherals		23,369,214
Textiles, Apparel & Luxury Goods – 1.6%
Carter’s, Inc.	1,891	171,400
Coach, Inc.	39,170	1,133,188
Columbia Sportswear Co.	3,377	198,534
Hanesbrands, Inc.	16,172	468,018
NIKE, Inc. Class B	29,415	3,617,163
Ralph Lauren Corp.	2,284	269,877
VF Corp.	28,233	1,925,773
Wolverine World Wide, Inc.	3,168	68,555

Total Textiles, Apparel & Luxury Goods		7,852,508
Tobacco – 3.5%
Altria Group, Inc.	305,997	16,646,237
Trading Companies & Distributors – 0.5%
Air Lease Corp.	1,741	53,832
Fastenal Co.	24,051	880,507
MSC Industrial Direct Co., Inc. Class A	3,659	223,309
W.W. Grainger, Inc.	4,441	954,859
Watsco, Inc.	2,615	309,825

Total Trading Companies & Distributors		2,422,332
TOTAL COMMON STOCKS (Cost: $513,258,135)		483,347,188
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $657,837)(c)	657,837	657,837
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $513,915,972)		484,005,025
Liabilities in Excess of Cash and Other Assets – (0.0)%		(18,041)

NET ASSETS – 100.0%		$483,986,984
(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)	At September 30, 2015, the total market value of the Fund’s securities on loan was $643,523 and the total market value of the collateral held by the Fund was $657,837.

See Notes to Financial Statements.

104	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2015

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 0.5%
AAR Corp.	2,588	$49,094
HEICO Corp.	369	18,037
HEICO Corp. Class A	639	29,017
National Presto Industries, Inc.	721	60,752

Total Aerospace & Defense		156,900
Air Freight & Logistics – 0.3%
Forward Air Corp.	1,735	71,985
Park-Ohio Holdings Corp.	646	18,644

Total Air Freight & Logistics		90,629
Auto Components – 1.4%
Cooper Tire & Rubber Co.	4,816	190,280
Remy International, Inc.	4,194	122,675
Standard Motor Products, Inc.	1,956	68,225
Strattec Security Corp.	110	6,937

Total Auto Components		388,117
Banks – 5.2%
BancFirst Corp.	1,988	125,443
Bank of Hawaii Corp.	8,162	518,205
CoBiz Financial, Inc.	3,185	41,437
CVB Financial Corp.	16,249	271,358
German American Bancorp, Inc.	1,611	47,154
Hanmi Financial Corp.	2,503	63,076
Lakeland Financial Corp.	1,978	89,307
Mercantile Bank Corp.	2,171	45,113
Preferred Bank	1,238	39,121
South State Corp.	1,965	151,049
Stock Yards Bancorp, Inc.	2,420	87,967

Total Banks		1,479,230
Building Products – 0.8%
AAON, Inc.	2,728	52,868
Insteel Industries, Inc.	610	9,809
Simpson Manufacturing Co., Inc.	4,910	164,436

Total Building Products		227,113
Capital Markets – 3.1%
Arlington Asset Investment Corp. Class A	17,136	240,761
Cohen & Steers, Inc.	5,608	153,939
Evercore Partners, Inc. Class A	4,816	241,956
Financial Engines, Inc.	2,168	63,891
GAMCO Investors, Inc. Class A	133	7,302
Pzena Investment Management, Inc. Class A	1,208	10,751
Silvercrest Asset Management Group, Inc. Class A	1,468	15,869
Virtus Investment Partners, Inc.	608	61,104
Westwood Holdings Group, Inc.	1,479	80,384

Total Capital Markets		875,957
Chemicals – 4.3%
A. Schulman, Inc.	3,758	122,022
Balchem Corp.	730	44,362
Chase Corp.	727	28,637
Investments	Shares	Value

FutureFuel Corp.	10,379	$102,545
H.B. Fuller Co.	3,432	116,482
Hawkins, Inc.	1,168	44,968
Innophos Holdings, Inc.	4,551	180,402
Innospec, Inc.	1,930	89,764
Minerals Technologies, Inc.	612	29,474
Olin Corp.(a)	16,600	279,046
Quaker Chemical Corp.	1,125	86,715
Stepan Co.	2,553	106,230

Total Chemicals		1,230,647
Commercial Services & Supplies – 7.3%
ABM Industries, Inc.	7,432	202,968
CECO Environmental Corp.	2,637	21,597
Essendant, Inc.	3,236	104,944
G&K Services, Inc. Class A	2,257	150,361
HNI Corp.	5,380	230,802
Interface, Inc.	3,892	87,336
Kimball International, Inc. Class B	4,350	41,151
Knoll, Inc.	7,374	162,081
Matthews International Corp. Class A	2,204	107,930
McGrath RentCorp	4,396	117,329
Mobile Mini, Inc.	4,891	150,594
MSA Safety, Inc.	5,325	212,840
Steelcase, Inc. Class A	12,704	233,881
Tetra Tech, Inc.	4,075	99,063
U.S. Ecology, Inc.	2,344	102,316
UniFirst Corp.	126	13,458
Viad Corp.	1,865	54,066

Total Commercial Services & Supplies		2,092,717
Communications Equipment – 1.8%
ADTRAN, Inc.	5,604	81,819
Alliance Fiber Optic Products, Inc.	1,191	20,354
Comtech Telecommunications Corp.	3,729	76,855
InterDigital, Inc.	3,370	170,522
Plantronics, Inc.	2,925	148,736
TESSCO Technologies, Inc.	1,430	30,087

Total Communications Equipment		528,373
Construction & Engineering – 0.1%
Primoris Services Corp.	2,265	40,566
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	255	11,641
Consumer Finance – 0.1%
Cash America International, Inc.	1,105	30,907
Containers & Packaging – 0.9%
Greif, Inc. Class A	5,547	177,005
Myers Industries, Inc.	6,010	80,534

Total Containers & Packaging		257,539
Distributors – 1.2%
Core-Mark Holding Co., Inc.	1,164	76,184
Pool Corp.	3,663	264,835

Total Distributors		341,019

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	105

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2015

Investments	Shares	Value

Diversified Consumer Services – 0.3%
Capella Education Co.	1,456	$72,101
Carriage Services, Inc.	587	12,674

Total Diversified Consumer Services		84,775
Diversified Financial Services – 0.8%
Gain Capital Holdings, Inc.	5,870	42,734
MarketAxess Holdings, Inc.	2,051	190,497

Total Diversified Financial Services		233,231
Diversified Telecommunication Services – 1.2%
Atlantic Tele-Network, Inc.	1,627	120,284
IDT Corp. Class B	4,809	68,769
Inteliquent, Inc.	6,591	147,177

Total Diversified Telecommunication Services		336,230
Electrical Equipment – 0.9%
Allied Motion Technologies, Inc.	284	5,047
AZZ, Inc.	2,004	97,575
Encore Wire Corp.	286	9,344
Franklin Electric Co., Inc.	2,770	75,427
Global Power Equipment Group, Inc.	2,682	9,843
LSI Industries, Inc.	832	7,022
Powell Industries, Inc.	1,624	48,882
Preformed Line Products Co.	510	18,946

Total Electrical Equipment		272,086
Electronic Equipment, Instruments & Components – 2.5%
Badger Meter, Inc.	1,185	68,801
CTS Corp.	1,849	34,225
Daktronics, Inc.	8,578	74,371
Dolby Laboratories, Inc. Class A	2,764	90,107
Littelfuse, Inc.	1,408	128,339
Mesa Laboratories, Inc.	195	21,723
Methode Electronics, Inc.	2,312	73,753
MTS Systems Corp.	1,598	96,056
Vishay Intertechnology, Inc.	14,509	140,592

Total Electronic Equipment, Instruments & Components		727,967
Energy Equipment & Services – 2.2%
Bristow Group, Inc.	4,445	116,281
CARBO Ceramics, Inc.(a)	5,168	98,140
Patterson-UTI Energy, Inc.	24,004	315,413
U.S. Silica Holdings, Inc.(a)	6,534	92,064

Total Energy Equipment & Services		621,898
Food & Staples Retailing – 0.7%
Ingles Markets, Inc. Class A	1,692	80,928
Liberator Medical Holdings, Inc.(a)	9,763	22,943
Weis Markets, Inc.	2,448	102,204

Total Food & Staples Retailing		206,075
Food Products – 4.7%
Alico, Inc.	257	10,432
B&G Foods, Inc.	14,520	529,254
Cal-Maine Foods, Inc.(a)	4,842	264,421
Calavo Growers, Inc.	1,685	75,218
J&J Snack Foods Corp.	1,321	150,145
Investments	Shares	Value

Lancaster Colony Corp.	3,210	$312,911
Limoneira Co.(a)	619	10,356

Total Food Products		1,352,737
Gas Utilities – 1.7%
Delta Natural Gas Co., Inc.	1,008	20,624
New Jersey Resources Corp.	15,230	457,357

Total Gas Utilities		477,981
Health Care Equipment & Supplies – 2.7%
Abaxis, Inc.	920	40,471
Analogic Corp.	347	28,468
Atrion Corp.	103	38,621
Cantel Medical Corp.	557	31,582
CONMED Corp.	2,969	141,740
CryoLife, Inc.	1,933	18,808
Hill-Rom Holdings, Inc.	4,537	235,879
Meridian Bioscience, Inc.	11,926	203,934
Utah Medical Products, Inc.	402	21,656

Total Health Care Equipment & Supplies		761,159
Health Care Providers & Services – 2.8%
Aceto Corp.	1,955	53,665
Chemed Corp.	809	107,977
Ensign Group, Inc. (The)	858	36,576
Landauer, Inc.	3,561	131,721
National Healthcare Corp.	1,365	83,115
Owens & Minor, Inc.	11,089	354,183
U.S. Physical Therapy, Inc.	838	37,618

Total Health Care Providers & Services		804,855
Health Care Technology – 0.4%
Computer Programs & Systems, Inc.	2,554	107,600
Hotels, Restaurants & Leisure – 5.0%
Cheesecake Factory, Inc. (The)	3,952	213,250
Churchill Downs, Inc.	1,103	147,593
DineEquity, Inc.	3,912	358,574
Interval Leisure Group, Inc.	7,065	129,713
Marcus Corp. (The)	2,527	48,872
Papa John’s International, Inc.	2,344	160,517
Sonic Corp.	4,120	94,554
Texas Roadhouse, Inc.	7,522	279,818

Total Hotels, Restaurants & Leisure		1,432,891
Household Durables – 2.3%
Bassett Furniture Industries, Inc.	1,033	28,769
Ethan Allen Interiors, Inc.	2,798	73,895
Hooker Furniture Corp.	1,564	36,816
La-Z-Boy, Inc.	3,854	102,362
Lennar Corp. Class B	881	34,888
Lifetime Brands, Inc.	707	9,884
MDC Holdings, Inc.	11,560	302,641
NACCO Industries, Inc. Class A	612	29,101
Ryland Group, Inc. (The)	883	36,053

Total Household Durables		654,409

See Notes to Financial Statements.

106	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2015

Investments	Shares	Value

Household Products – 0.5%
WD-40 Co.	1,518	$135,208
Industrial Conglomerates – 0.3%
Raven Industries, Inc.	5,320	90,174
Insurance – 3.4%
AMERISAFE, Inc.	1,319	65,594
Employers Holdings, Inc.	2,135	47,589
HCI Group, Inc.	1,627	63,079
National Interstate Corp.	1,935	51,626
ProAssurance Corp.	8,539	419,008
RLI Corp.	4,040	216,261
Universal Insurance Holdings, Inc.	4,083	120,612

Total Insurance		983,769
Internet & Catalog Retail – 0.3%
PetMed Express, Inc.(a)	6,020	96,922
IT Services – 1.7%
Computer Task Group, Inc.	3,035	18,786
Convergys Corp.	8,218	189,918
CSG Systems International, Inc.	5,181	159,575
Hackett Group, Inc. (The)	2,477	34,059
Heartland Payment Systems, Inc.	1,386	87,332

Total IT Services		489,670
Leisure Products – 0.5%
Arctic Cat, Inc.	1,144	25,374
Johnson Outdoors, Inc. Class A	587	12,385
Sturm Ruger & Co., Inc.	1,862	109,281

Total Leisure Products		147,040
Machinery – 5.6%
Actuant Corp. Class A	544	10,004
Alamo Group, Inc.	399	18,653
Albany International Corp. Class A	3,017	86,316
Altra Industrial Motion Corp.	2,722	62,933
American Railcar Industries, Inc.(a)	4,109	148,581
Astec Industries, Inc.	1,469	49,226
Barnes Group, Inc.	4,438	159,990
CIRCOR International, Inc.	271	10,873
Columbus McKinnon Corp.	706	12,821
Dynamic Materials Corp.	743	7,088
Federal Signal Corp.	3,008	41,240
Gorman-Rupp Co. (The)	2,091	50,121
Graham Corp.	326	5,754
Greenbrier Cos., Inc. (The)(a)	2,111	67,784
Hardinge, Inc.	506	4,645
Hillenbrand, Inc.	9,112	237,003
Hyster-Yale Materials Handling, Inc.	1,078	62,341
John Bean Technologies Corp.	1,931	73,861
Kadant, Inc.	952	37,138
L.B. Foster Co. Class A	203	2,493
Lindsay Corp.(a)	864	58,571
Mueller Industries, Inc.	3,099	91,668
NN, Inc.	1,691	31,283
Standex International Corp.	479	36,093
Investments	Shares	Value

Sun Hydraulics Corp.	1,450	$39,831
Supreme Industries, Inc. Class A	1,148	9,563
Tennant Co.	1,292	72,585
Twin Disc, Inc.	1,321	16,394
Watts Water Technologies, Inc. Class A	1,670	88,209

Total Machinery		1,593,062
Media – 1.1%
Meredith Corp.	7,053	300,317
Saga Communications, Inc. Class A	415	13,948

Total Media		314,265
Metals & Mining – 3.1%
Carpenter Technology Corp.	4,797	142,806
Commercial Metals Co.	21,204	287,314
Gold Resource Corp.(a)	11,277	28,531
Kaiser Aluminum Corp.	2,059	165,235
Materion Corp.	1,187	35,634
Worthington Industries, Inc.	8,183	216,686

Total Metals & Mining		876,206
Oil, Gas & Consumable Fuels – 3.0%
Adams Resources & Energy, Inc.	558	22,878
Delek U.S. Holdings, Inc.	7,868	217,943
Panhandle Oil and Gas, Inc. Class A	854	13,801
PBF Energy, Inc. Class A	21,565	608,780

Total Oil, Gas & Consumable Fuels		863,402
Paper & Forest Products – 1.6%
Deltic Timber Corp.	463	27,692
Neenah Paper, Inc.	2,059	119,998
PH Glatfelter Co.	4,581	78,885
Schweitzer-Mauduit International, Inc.	6,620	227,596

Total Paper & Forest Products		454,171
Personal Products – 2.0%
Inter Parfums, Inc.	3,391	84,131
Nu Skin Enterprises, Inc. Class A	11,986	494,782

Total Personal Products		578,913
Professional Services – 1.6%
CEB, Inc.	2,977	203,448
Exponent, Inc.	1,954	87,070
Insperity, Inc.	3,603	158,280
VSE Corp.	257	10,298

Total Professional Services		459,096
Real Estate Investment Trusts (REITs) – 2.0%
Potlatch Corp.	8,090	232,911
Saul Centers, Inc.	3,228	167,049
Universal Health Realty Income Trust	3,503	164,431

Total Real Estate Investment Trusts (REITs)		564,391
Road & Rail – 0.5%
ArcBest Corp.	838	21,595
Celadon Group, Inc.	550	8,811
Heartland Express, Inc.	1,577	31,445
Universal Truckload Services, Inc.	1,737	27,045

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	107

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2015

Investments	Shares	Value

Werner Enterprises, Inc.	2,766	$69,427

Total Road & Rail		158,323
Semiconductors & Semiconductor Equipment – 1.7%
Integrated Silicon Solution, Inc.	2,639	56,712
IXYS Corp.	2,094	23,369
MKS Instruments, Inc.	5,691	190,819
Monolithic Power Systems, Inc.	2,813	144,026
Power Integrations, Inc.	1,636	68,990

Total Semiconductors & Semiconductor Equipment		483,916
Software – 2.0%
Blackbaud, Inc.	3,029	169,988
Ebix, Inc.(a)	4,054	101,188
Fair Isaac Corp.	216	18,252
Mentor Graphics Corp.	6,270	154,430
Monotype Imaging Holdings, Inc.	2,665	58,150
Pegasystems, Inc.	2,661	65,487

Total Software		567,495
Specialty Retail – 9.1%
Aaron’s, Inc.	1,422	51,348
Abercrombie & Fitch Co. Class A(a)	12,064	255,636
Big 5 Sporting Goods Corp.	3,972	41,229
Buckle, Inc. (The)(a)	4,995	184,665
Cato Corp. (The) Class A	4,522	153,884
Chico’s FAS, Inc.	17,231	271,044
Children’s Place, Inc. (The)	1,216	70,127
Destination Maternity Corp.	4,403	40,596
Finish Line, Inc. (The) Class A	3,183	61,432
Group 1 Automotive, Inc.	1,212	103,202
Guess?, Inc.	22,199	474,171
Haverty Furniture Cos., Inc.	1,824	42,827
Lithia Motors, Inc. Class A	1,052	113,732
Men’s Wearhouse, Inc. (The)	4,922	209,283
Monro Muffler Brake, Inc.	1,716	115,916
Pier 1 Imports, Inc.(a)	9,470	65,343
Rent-A-Center, Inc.	9,119	221,136
Sonic Automotive, Inc. Class A	861	17,582
Stage Stores, Inc.	5,372	52,860
Stein Mart, Inc.	5,481	53,056
Winmark Corp.	105	10,806

Total Specialty Retail		2,609,875
Technology Hardware, Storage & Peripherals – 1.4%
Astro-Med, Inc.	530	7,367
Lexmark International, Inc. Class A	13,180	381,956

Total Technology Hardware, Storage & Peripherals		389,323
Textiles, Apparel & Luxury Goods – 0.6%
Culp, Inc.	706	22,641
Movado Group, Inc.	1,605	41,457
Oxford Industries, Inc.	1,452	107,274

Total Textiles, Apparel & Luxury Goods		171,372
Investments	Shares	Value

Thrifts & Mortgage Finance – 0.1%
Federal Agricultural Mortgage Corp. Class C	1,140	$29,560
Trading Companies & Distributors – 2.3%
Applied Industrial Technologies, Inc.	5,496	209,672
H&E Equipment Services, Inc.	7,799	130,399
Houston Wire & Cable Co.	3,982	25,246
Kaman Corp.	2,703	96,903
TAL International Group, Inc.*	14,299	195,467

Total Trading Companies & Distributors		657,687
Wireless Telecommunication Services – 0.2%
Spok Holdings, Inc.	3,972	65,379
TOTAL COMMON STOCKS (Cost: $31,362,774)		28,604,468
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
United States – 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20%(b)
(Cost: $1,361,837)(c)	1,361,837	1,361,837
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $32,724,611)		29,966,305
Liabilities in Excess of Cash and Other Assets – (4.5)%		(1,298,279)

NET ASSETS – 100.0%		$28,668,026

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

(c)

At September 30, 2015, the total market value of the Fund’s securities on loan was $1,332,360 and the total market value of the collateral held by the Fund was $1,367,424. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,587.

See Notes to Financial Statements.

108	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2015

	WisdomTree Dividend ex-Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
ASSETS:

Investments, at cost	$972,303,204	$114,526,567	$898,221,762	$1,612,792,656	$30,329,889

Investment in affiliates, at cost (Note 8)	2,193,012	19,642	1,238	1,308,306	138,364
Investments in securities, at value (including securities on loan) (Note 2)[1]	935,177,105	124,984,996	861,924,569	1,619,473,806	30,816,333

Investment in affiliates, at value (Note 8)	2,183,316	19,598	1,290	1,216,725	128,989

Cash	1,083,711	63,957	983,017	1,178,796	19,146

Receivables:

Investment securities sold	6,711,747	—	2,886,070	6,589,029	—

Dividends	2,031,923	139,897	2,366,605	2,849,813	20,245
Total Assets	947,187,802	125,208,448	868,161,551	1,631,308,169	30,984,713
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	18,322,186	189,492	3,992,451	20,775	131,940

Investment securities purchased	978,071	—	—	—	—

Capital shares redeemed	6,721,663	—	2,734,100	6,594,514	—

Advisory fees (Note 3)	294,550	28,984	269,187	379,320	9,725

Service fees (Note 2)	3,419	457	3,120	5,966	113
Total Liabilities	26,319,889	218,933	6,998,858	7,000,575	141,778
NET ASSETS	$920,867,913	$124,989,515	$861,162,693	$1,624,307,594	$30,842,935
NET ASSETS:

Paid-in capital	$1,010,014,542	$132,014,017	$941,976,312	$1,604,797,765	$36,918,896

Undistributed net investment income	1,366,670	91,427	1,516,425	1,844,081	10,682

Accumulated net realized gain (loss) on investments	(53,377,504)	(17,574,314)	(46,032,903)	11,076,179	(6,563,712)

Net unrealized appreciation (depreciation) on investments	(37,135,795)	10,458,385	(36,297,141)	6,589,569	477,069
NET ASSETS	$920,867,913	$124,989,515	$861,162,693	$1,624,307,594	$30,842,935
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	13,700,000	1,900,000	15,500,000	24,150,000	500,000
Net asset value per share	$67.22	$65.78	$55.56	$67.26	$61.69
[1] Market value of securities out on loan were as follows:	$25,830,014	$185,522	$4,377,427	$2,329,463	$202,353

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	109

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2015

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
ASSETS:

Investments, at cost	$1,487,813,400	$734,236,483	$1,246,768,038	$418,503,536	$434,991,829

Investment in affiliates, at cost (Note 8)	68,725	1,426,283	2,340,186	2,376,267	619,665
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,470,181,504	723,105,229	1,207,133,168	390,599,109	469,199,229

Investment in affiliates, at value (Note 8)	63,993	1,432,670	2,377,672	2,249,643	599,421

Cash	20,068	220,434	1,362,543	165,990	319,717

Receivables:

Investment securities sold	1,311,687	76,200	—	298,664	42,646

Capital shares sold	3,824,832	—	—	—	—

Dividends	2,407,692	759,412	2,483,485	370,074	845,334
Total Assets	1,477,809,776	725,593,945	1,213,356,868	393,683,480	471,006,347
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	49,143,858	24,608,659	79,832,049	25,574,379	2,288,103

Investment securities purchased	3,821,357	—	1,568,561	—	—

Advisory fees (Note 3)	449,748	223,415	358,007	119,864	108,045

Service fees (Note 2)	5,214	2,596	4,154	1,393	1,701
Total Liabilities	53,420,177	24,834,670	81,762,771	25,695,636	2,397,849
NET ASSETS	$1,424,389,599	$700,759,275	$1,131,594,097	$367,987,844	$468,608,498
NET ASSETS:

Paid-in capital	$1,421,237,633	$731,126,385	$1,233,575,704	$428,033,778	$429,188,600

Undistributed net investment income	1,587,541	530,976	1,245,202	271,502	560,631

Accumulated net realized gain (loss) on investments	19,201,053	(19,773,219)	(63,629,425)	(32,286,385)	4,672,111

Net unrealized appreciation (depreciation) on investments	(17,636,628)	(11,124,867)	(39,597,384)	(28,031,051)	34,187,156
NET ASSETS	$1,424,389,599	$700,759,275	$1,131,594,097	$367,987,844	$468,608,498
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	18,350,000	8,150,000	17,950,000	5,000,000	6,900,000
Net asset value per share	$77.62	$85.98	$63.04	$73.60	$67.91
[1] Market value of securities out on loan were as follows:	$49,673,344	$24,450,228	$78,162,159	$24,908,333	$2,221,260

See Notes to Financial Statements.

110	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2015

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$67,881,124	$513,915,972	$32,724,611
Investments in securities, at value (including securities on loan) (Note 2)[1]	68,074,409	484,005,025	29,966,305

Cash	33,271	279,938	21,994

Receivables:

Investment securities sold	1,325	1,406,015	—

Capital shares sold	—	9,815,862	—

Dividends	75,362	471,535	50,702
Total Assets	68,184,367	495,978,375	30,039,001
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	523,681	657,837	1,361,837

Investment securities purchased	—	9,815,791	—

Capital shares redeemed	—	1,406,090	—

Advisory fees (Note 3)	15,783	109,945	9,033

Service fees (Note 2)	248	1,728	105
Total Liabilities	539,712	11,991,391	1,370,975
NET ASSETS	$67,644,655	$483,986,984	$28,668,026
NET ASSETS:

Paid-in capital	$62,441,540	$509,431,316	$32,436,274

Undistributed net investment income	49,126	276,335	30,777

Accumulated net realized gain (loss) on investments	4,960,704	4,190,280	(1,040,719)

Net unrealized appreciation (depreciation) on investments	193,285	(29,910,947)	(2,758,306)
NET ASSETS	$67,644,655	$483,986,984	$28,668,026
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,000	16,900,000	1,100,000
Net asset value per share	$67.64	$28.64	$26.06
[1] Market value of securities out on loan were as follows:	$510,451	$643,523	$1,332,360

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	111

Statements of Operations (unaudited)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2015

	WisdomTree Dividend ex-Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
INVESTMENT INCOME:

Dividends	$20,426,727	$1,532,157	$19,117,694	$27,591,610	$267,453

Dividends from affiliates (Note 8)	61,560	7,517	27,115	45,426	1,998

Securities lending income (Note 2)	84,216	12,037	120,680	44,785	5,063
Total investment income	20,572,503	1,551,711	19,265,489	27,681,821	274,514
EXPENSES:

Advisory fees (Note 3)	2,139,490	190,837	1,872,023	2,607,353	57,991

Service fees (Note 2)	24,773	2,999	21,676	40,973	671

Legal fees (Note 2)	—	—	1,968	—	—
Total expenses	2,164,263	193,836	1,895,667	2,648,326	58,662
Expense waivers (Note 3)	(3,509)	(92)	(819)	(1,526)	(224)
Net expenses	2,160,754	193,744	1,894,848	2,646,800	58,438
Net investment income	18,411,749	1,357,967	17,370,641	25,035,021	216,076
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	12,016,301	341,938	2,629,463	2,796,775	(460,594)

Investment transactions in affiliates (Note 8)	(98,161)	(31,604)	(191,797)	(86,985)	(7,290)

In-kind redemptions	30,911,086	1,522,272	18,253,460	82,027,157	2,385,255

In-kind redemptions in affiliates (Note 8)	2,279	254	19,752	12,527	—
Net realized gain	42,831,505	1,832,860	20,710,878	84,749,474	1,917,371
Net change in unrealized depreciation on investments	(167,420,139)	(12,573,211)	(103,231,576)	(230,099,178)	(4,508,803)
Net realized and unrealized loss on investments	(124,588,634)	(10,740,351)	(82,520,698)	(145,349,704)	(2,591,432)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(106,176,885)	$(9,382,384)	$(65,150,057)	$(120,314,683)	$(2,375,356)

See Notes to Financial Statements.

112	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations (unaudited) (continued)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2015

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$22,672,065	$5,693,481	$19,758,672	$2,612,138	$7,880,999

Dividends from affiliates (Note 8)	38,528	36,665	37,183	7,837	10,224

Securities lending income (Note 2)	550,562	255,875	1,069,299	597,190	44,257
Total investment income	23,261,155	5,986,021	20,865,154	3,217,165	7,935,480
EXPENSES:

Advisory fees (Note 3)	2,993,133	1,432,165	2,351,977	794,815	736,414

Service fees (Note 2)	34,657	16,582	27,233	9,203	11,571

Legal fees (Note 2)	6,470	—	—	—	812
Total expenses	3,034,260	1,448,747	2,379,210	804,018	748,797
Expense waivers (Note 3)	(1,374)	(1,398)	(1,421)	(1,365)	—
Net expenses	3,032,886	1,447,349	2,377,789	802,653	748,797
Net investment income	20,228,269	4,538,672	18,487,365	2,414,512	7,186,683
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,055,527)	3,261,728	5,174,797	(603,296)	948,524

Investment transactions in affiliates (Note 8)	(170,789)	(58,335)	(135,894)	(10,595)	3,119

In-kind redemptions	26,753,563	—	2,939,887	1,975,627	27,450,169

In-kind redemptions in affiliates (Note 8)	7,908	—	3,775	(145)	—
Net realized gain	24,535,155	3,203,393	7,982,565	1,361,591	28,401,812
Net change in unrealized depreciation on investments	(183,454,853)	(88,684,122)	(170,338,024)	(56,521,292)	(72,242,351)
Net realized and unrealized loss on investments	(158,919,698)	(85,480,729)	(162,355,459)	(55,159,701)	(43,840,539)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(138,691,429)	$(80,942,057)	$(143,868,094)	$(52,745,189)	$(36,653,856)
[1] Net of foreign withholding tax of:	$—	$—	$—	$823	$—

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	113

Statements of Operations (unaudited) (concluded)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2015

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$1,013,798	$6,069,473	$325,302

Securities lending income (Note 2)	20,680	15,529	18,190
Total investment income	1,034,478	6,085,002	343,492
EXPENSES:

Advisory fees (Note 3)	132,126	694,526	50,323

Service fees (Note 2)	2,076	10,914	583
Total expenses	134,202	705,440	50,906
Net investment income	900,276	5,379,562	292,586
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	347,641	879,089	31,194

In-kind redemptions	10,121,892	5,366,363	—
Net realized gain	10,469,533	6,245,452	31,194
Net change in unrealized depreciation on investments	(18,838,579)	(52,123,912)	(3,990,045)
Net realized and unrealized loss on investments	(8,369,046)	(45,878,460)	(3,958,851)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,468,770)	$(40,498,898)	$(3,666,265)
[1] Net of foreign withholding tax of:	$19	$—	$—

See Notes to Financial Statements.

114	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree Earnings 500 Fund		WisdomTree High Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,411,749	$40,438,109	$1,357,967	$2,326,752	$17,370,641	$31,264,944

Net realized gain on investments	42,831,505	100,929,982	1,832,860	10,117,566	20,710,878	100,160,031

Net change in unrealized depreciation on investments	(167,420,139)	(13,005,302)	(12,573,211)	(211,909)	(103,231,576)	(41,482,698)
Net increase (decrease) in net assets resulting from operations	(106,176,885)	128,362,789	(9,382,384)	12,232,409	(65,150,057)	89,942,277
DIVIDENDS:

Net investment income	(18,590,059)	(39,456,992)	(1,335,016)	(2,297,699)	(17,305,844)	(30,019,168)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	378,042,831	—	49,289,980	—	562,545,150

Cost of shares redeemed	(205,351,904)	(343,773,894)	(3,679,133)	(21,189,284)	(116,230,651)	(360,213,965)
Net increase (decrease) in net assets resulting from capital share transactions	(205,351,904)	34,268,937	(3,679,133)	28,100,696	(116,230,651)	202,331,185
Net Increase (Decrease) in Net Assets	(330,118,848)	123,174,734	(14,396,533)	38,035,406	(198,686,552)	262,254,294
NET ASSETS:

Beginning of period	$1,250,986,761	$1,127,812,027	$139,386,048	$101,350,642	$1,059,849,245	$797,594,951

End of period	$920,867,913	$1,250,986,761	$124,989,515	$139,386,048	$861,162,693	$1,059,849,245
Undistributed net investment income included in net assets at end of period	$1,366,670	$1,544,980	$91,427	$68,476	$1,516,425	$1,451,628
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	16,500,000	16,050,000	1,950,000	1,550,000	17,450,000	14,100,000

Shares created	—	4,950,000	—	700,000	—	9,250,000

Shares redeemed	(2,800,000)	(4,500,000)	(50,000)	(300,000)	(1,950,000)	(5,900,000)
Shares outstanding, end of period	13,700,000	16,500,000	1,900,000	1,950,000	15,500,000	17,450,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree LargeCap Dividend Fund		WisdomTree LargeCap Value Fund		WisdomTree MidCap Dividend Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$25,035,021	$54,055,938	$216,076	$389,856	$20,228,269	$32,448,034

Net realized gain on investments	84,749,474	270,980,053	1,917,371	4,288,300	24,535,155	124,743,157

Net change in unrealized appreciation (depreciation) on investments	(230,099,178)	(78,758,022)	(4,508,803)	(860,084)	(183,454,853)	7,825,969
Net increase (decrease) in net assets resulting from operations	(120,314,683)	246,277,969	(2,375,356)	3,818,072	(138,691,429)	165,017,160
DIVIDENDS:

Net investment income	(24,804,443)	(52,955,618)	(218,001)	(385,836)	(20,621,879)	(30,452,989)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,249,541	895,710,195	23,562,639	17,435,834	93,460,972	765,348,105

Cost of shares redeemed	(340,441,031)	(804,300,296)	(16,637,196)	(20,714,417)	(105,653,807)	(297,164,121)
Net increase (decrease) in net assets resulting from capital share transactions	(337,191,490)	91,409,899	6,925,443	(3,278,583)	(12,192,835)	468,183,984
Net Increase (Decrease) in Net Assets	(482,310,616)	284,732,250	4,332,086	153,653	(171,506,143)	602,748,155
NET ASSETS:

Beginning of period	$2,106,618,210	$1,821,885,960	$26,510,849	$26,357,196	$1,595,895,742	$993,147,587

End of period	$1,624,307,594	$2,106,618,210	$30,842,935	$26,510,849	$1,424,389,599	$1,595,895,742
Undistributed net investment income included in net assets at end of period	$1,844,081	$1,613,503	$10,682	$12,607	$1,587,541	$1,981,151
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	28,750,000	26,950,000	400,000	450,000	18,550,000	12,900,000

Shares created	50,000	12,750,000	350,000	300,000	1,100,000	9,250,000

Shares redeemed	(4,650,000)	(10,950,000)	(250,000)	(350,000)	(1,300,000)	(3,600,000)
Shares outstanding, end of period	24,150,000	28,750,000	500,000	400,000	18,350,000	18,550,000

See Notes to Financial Statements.

116	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree MidCap Earnings Fund		WisdomTree SmallCap Dividend Fund		WisdomTree SmallCap Earnings Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,538,672	$8,335,542	$18,487,365	$31,096,433	$2,414,512	$5,250,296

Net realized gain on investments	3,203,393	53,922,532	7,982,565	69,775,853	1,361,591	37,522,298

Net change in unrealized depreciation on investments	(88,684,122)	(1,974,745)	(170,338,024)	(11,600,102)	(56,521,292)	(22,953,050)
Net increase (decrease) in net assets resulting from operations	(80,942,057)	60,283,329	(143,868,094)	89,272,184	(52,745,189)	19,819,544
DIVIDENDS:

Net investment income	(4,152,028)	(8,472,389)	(18,278,076)	(31,680,603)	(2,341,064)	(5,168,210)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	48,321,702	371,307,213	60,596,472	442,081,745	12,664,337	171,056,045

Cost of shares redeemed	—	(200,268,963)	(15,788,512)	(313,266,398)	(11,711,544)	(203,157,138)
Net increase (decrease) in net assets resulting from capital share transactions	48,321,702	171,038,250	44,807,960	128,815,347	952,793	(32,101,093)
Net Increase (Decrease) in Net Assets	(36,772,383)	222,849,190	(117,338,210)	186,406,928	(54,133,460)	(17,449,759)
NET ASSETS:

Beginning of period	$737,531,658	$514,682,468	$1,248,932,307	$1,062,525,379	$422,121,304	$439,571,063

End of period	$700,759,275	$737,531,658	$1,131,594,097	$1,248,932,307	$367,987,844	$422,121,304
Undistributed net investment income included in net assets at end of period	$530,976	$144,332	$1,245,202	$1,035,913	$271,502	$198,054
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,650,000	5,800,000	17,350,000	15,550,000	5,000,000	5,400,000

Shares created	500,000	4,050,000	850,000	6,300,000	150,000	2,100,000

Shares redeemed	—	(2,200,000)	(250,000)	(4,500,000)	(150,000)	(2,500,000)
Shares outstanding, end of period	8,150,000	7,650,000	17,950,000	17,350,000	5,000,000	5,000,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	117

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Total Earnings Fund		WisdomTree U.S. Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,186,683	$13,604,539	$900,276	$1,709,121	$5,379,562	$4,538,731

Net realized gain on investments	28,401,812	35,717,037	10,469,533	7,455,398	6,245,452	5,617,690

Net change in unrealized appreciation (depreciation) on investments	(72,242,351)	4,486,777	(18,838,579)	(348,237)	(52,123,912)	15,841,017
Net increase (decrease) in net assets resulting from operations	(36,653,856)	53,808,353	(7,468,770)	8,816,282	(40,498,898)	25,997,438
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(7,222,518)	(13,202,159)	(901,000)	(1,687,769)	(5,273,354)	(4,457,140)

Capital gains	—	—	—	—	—	(5,475)
Total dividends and distributions	(7,222,518)	(13,202,159)	(901,000)	(1,687,769)	(5,273,354)	(4,462,615)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	189,610,089	—	43,490,775	119,415,150	393,421,791

Cost of shares redeemed	(70,377,407)	(67,308,790)	(31,194,602)	(14,584,629)	(37,813,880)	(71,600,204)
Net increase (decrease) in net assets resulting from capital share transactions	(70,377,407)	122,301,299	(31,194,602)	28,906,146	81,601,270	321,821,587
Net Increase (Decrease) in Net Assets	(114,253,781)	162,907,493	(39,564,372)	36,034,659	35,829,018	343,356,410
NET ASSETS:

Beginning of period	$582,862,279	$419,954,786	$107,209,027	$71,174,368	$448,157,966	$104,801,556

End of period	$468,608,498	$582,862,279	$67,644,655	$107,209,027	$483,986,984	$448,157,966
Undistributed net investment income included in net assets at end of period	$560,631	$596,466	$49,126	$49,850	$276,335	$170,127
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,850,000	6,150,000	1,450,000	1,050,000	14,350,000	3,750,000

Shares created	—	2,600,000	—	600,000	3,850,000	12,900,000

Shares redeemed	(950,000)	(900,000)	(450,000)	(200,000)	(1,300,000)	(2,300,000)
Shares outstanding, end of period	6,900,000	7,850,000	1,000,000	1,450,000	16,900,000	14,350,000

See Notes to Financial Statements.

118	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$292,586	$562,440

Net realized gain on investments	31,194	883,609

Net change in unrealized appreciation (depreciation) on investments	(3,990,045)	466,901
Net increase (decrease) in net assets resulting from operations	(3,666,265)	1,912,950
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(281,500)	(581,041)

Capital gains	—	(1,702)
Total dividends and distributions	(281,500)	(582,743)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,022,139	10,037,640

Cost of shares redeemed	—	(12,937,188)
Net increase (decrease) in net assets resulting from capital share transactions	10,022,139	(2,899,548)
Net Increase (Decrease) in Net Assets	6,074,374	(1,569,341)
NET ASSETS:

Beginning of period	$22,593,652	$24,162,993

End of period	$28,668,026	$22,593,652
Undistributed net investment income included in net assets at end of period	$30,777	$19,691
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	750,000	850,000

Shares created	350,000	350,000

Shares redeemed	—	(450,000)
Shares outstanding, end of period	1,100,000	750,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	119

Financial Highlights

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$75.82	$70.27	$62.03	$54.81	$50.13	$42.76
Investment operations:
Net investment income[1]	1.21	2.47	2.00	2.27	2.06	1.81
Net realized and unrealized gain (loss)	(8.58)	5.38	8.22	7.36	4.31	7.25
Total from investment operations	(7.37)	7.85	10.22	9.63	6.37	9.06
Dividends to shareholders:
Net investment income	(1.23)	(2.30)	(1.98)	(2.41)	(1.69)	(1.69)
Net asset value, end of period	$67.22	$75.82	$70.27	$62.03	$54.81	$50.13

TOTAL RETURN[2]	(9.82)%	11.27%	16.75%	18.18%	12.99%	21.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$920,868	$1,250,987	$1,127,812	$1,094,800	$1,268,812	$343,382
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.39%[6]	0.38%	0.38%	0.38%	0.38%
Net investment income	3.27%[5]	3.34%	3.06%	4.08%	4.05%	3.99%
Portfolio turnover rate[7]	2%	32%	35%	34%	38%	5%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$71.48	$65.39	$54.46	$49.42	$45.59	$40.75
Investment operations:
Net investment income[1]	0.71	1.34	1.14	1.04	0.88	0.77
Net realized and unrealized gain (loss)	(5.71)	6.01	10.88	5.10	3.84	4.84
Total from investment operations	(5.00)	7.35	12.02	6.14	4.72	5.61
Dividends to shareholders:
Net investment income	(0.70)	(1.26)	(1.09)	(1.10)	(0.89)	(0.77)
Net asset value, end of period	$65.78	$71.48	$65.39	$54.46	$49.42	$45.59

TOTAL RETURN[2]	(7.05)%	11.28%	22.24%	12.66%	10.60%	13.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$124,990	$139,386	$101,351	$65,354	$69,187	$63,832
Ratios to average net assets[3] of:
Expenses	0.28%[4,5]	0.29%[4,6]	0.28%	0.28%[4]	0.28%[4]	0.28%[4]
Net investment income	1.99%[5]	1.93%	1.89%	2.12%	1.98%	1.87%
Portfolio turnover rate[7]	1%	16%	15%	13%	16%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38% and 0.28%, for WisdomTree Dividend ex-Financials Fund and WisdomTree Earnings 500 Fund, respectively.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

120	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree High Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$60.74	$56.57	$51.17	$44.81	$40.52	$35.12
Investment operations:
Net investment income[1]	1.05	1.95	1.77	1.82	1.66	1.61
Net realized and unrealized gain (loss)	(5.18)	4.03	5.37	6.40	4.15	5.33
Total from investment operations	(4.13)	5.98	7.14	8.22	5.81	6.94
Dividends to shareholders:
Net investment income	(1.05)	(1.81)	(1.74)	(1.86)	(1.52)	(1.54)
Net asset value, end of period	$55.56	$60.74	$56.57	$51.17	$44.81	$40.52

TOTAL RETURN[2]	(6.88)%	10.64%	14.24%	18.83%	14.66%	20.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$861,163	$1,059,849	$797,595	$639,585	$427,918	$178,273
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5,6]	0.39%[7]	0.38%	0.38%	0.38%	0.38%
Net investment income	3.53%[5]	3.25%	3.31%	3.91%	3.99%	4.25%
Portfolio turnover rate[8]	2%	27%	30%	28%	22%	8%

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$73.27	$67.60	$58.94	$52.98	$48.31	$42.56
Investment operations:
Net investment income[1]	0.98	1.86	1.65	1.61	1.45	1.33
Net realized and unrealized gain (loss)	(6.02)	5.59	8.64	6.00	4.59	5.68
Total from investment operations	(5.04)	7.45	10.29	7.61	6.04	7.01
Dividends to shareholders:
Net investment income	(0.97)	(1.78)	(1.63)	(1.65)	(1.37)	(1.26)
Net asset value, end of period	$67.26	$73.27	$67.60	$58.94	$52.98	$48.31

TOTAL RETURN[2]	(6.95)%	11.08%	17.70%	14.69%	12.82%	16.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,624,308	$2,106,618	$1,821,886	$1,500,106	$1,205,215	$611,094
Ratios to average net assets[3] of:
Expenses	0.28%[4,5]	0.29%[4,9]	0.28%	0.28%[4]	0.28%[4]	0.28%[4]
Net investment income	2.69%[5]	2.59%	2.62%	2.97%	3.02%	3.04%
Portfolio turnover rate[8]	1%	12%	11%	14%	14%	5%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are legal expenses, which are not annualized. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	121

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$66.28	$58.57	$48.86	$44.31	$43.02	$37.01
Investment operations:
Net investment income[1]	0.47	0.88	0.61	1.02	0.75	0.49
Net realized and unrealized gain (loss)	(4.60)	7.71	9.70	4.56	1.26	6.04
Total from investment operations	(4.13)	8.59	10.31	5.58	2.01	6.53
Dividends to shareholders:
Net investment income	(0.46)	(0.88)	(0.60)	(1.03)	(0.72)	(0.52)
Net asset value, end of period	$61.69	$66.28	$58.57	$48.86	$44.31	$43.02

TOTAL RETURN[2]	(6.27)%	14.73%	21.20%	12.81%	4.83%	17.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,843	$26,511	$26,357	$24,428	$31,015	$25,812
Ratios to average net assets[3] of:
Expenses	0.38%[4,5]	0.39%[5,6]	0.38%	0.38%	0.38%[5]	0.38%[5]
Net investment income	1.42%[4]	1.42%	1.14%	2.26%	1.84%	1.33%
Portfolio turnover rate[7]	61%	63%	67%	65%	62%	6%

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$86.03	$76.99	$65.15	$56.25	$54.01	$46.08
Investment operations:
Net investment income[1]	1.07	2.16	1.83	1.99	1.47	1.53
Net realized and unrealized gain (loss)	(8.39)	8.84	11.82	8.91	2.17	7.79
Total from investment operations	(7.32)	11.00	13.65	10.90	3.64	9.32
Dividends to shareholders:
Net investment income	(1.09)	(1.96)	(1.81)	(2.00)	(1.40)	(1.39)
Net asset value, end of period	$77.62	$86.03	$76.99	$65.15	$56.25	$54.01

TOTAL RETURN[2]	(8.57)%	14.46%	21.24%	19.96%	6.99%	20.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,424,390	$1,595,896	$993,148	$540,728	$345,963	$256,552
Ratios to average net assets[3] of:
Expenses[5]	0.38%[4,8]	0.39%[9]	0.38%	0.38%	0.38%	0.38%
Net investment income	2.57%[4]	2.65%	2.58%	3.46%	2.81%	3.16%
Portfolio turnover rate[7]	5%	30%	32%	33%	29%	10%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the annualized expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[8]	Included in the expense ratio are legal expenses, which are not annualized. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

122	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$96.41	$88.74	$70.55	$61.00	$58.75	$47.22
Investment operations:
Net investment income[1]	0.57	1.25	1.00	1.09	0.62	0.73
Net realized and unrealized gain (loss)	(10.49)	7.56	18.11	9.54	2.20	11.50
Total from investment operations	(9.92)	8.81	19.11	10.63	2.82	12.23
Dividends to shareholders:
Net investment income	(0.51)	(1.14)	(0.92)	(1.08)	(0.57)	(0.70)
Net asset value, end of period	$85.98	$96.41	$88.74	$70.55	$61.00	$58.75

TOTAL RETURN[2]	(10.32)%	9.99%	27.26%	17.75%	4.92%	26.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$700,759	$737,532	$514,682	$211,643	$158,596	$105,745
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.39%[6]	0.38%	0.38%	0.38%	0.38%
Net investment income	1.20%[5]	1.37%	1.24%	1.80%	1.11%	1.45%
Portfolio turnover rate[7]	2%	36%	41%	39%	38%	18%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$71.98	$68.33	$57.07	$49.03	$48.66	$42.39
Investment operations:
Net investment income[1]	1.03	1.97	1.85	1.87	1.68	1.72
Net realized and unrealized gain (loss)	(8.95)	3.62	11.10	8.14	0.34	6.14
Total from investment operations	(7.92)	5.59	12.95	10.01	2.02	7.86
Dividends to shareholders:
Net investment income	(1.02)	(1.94)	(1.69)	(1.97)	(1.65)	(1.59)
Net asset value, end of period	$63.04	$71.98	$68.33	$57.07	$49.03	$48.66

TOTAL RETURN[2]	(11.10)%	8.33%	22.99%	21.06%	4.50%	18.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,131,594	$1,248,932	$1,062,525	$553,551	$313,791	$248,171
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.39%[6]	0.38%	0.38%	0.38%	0.38%
Net investment income	2.99%[5]	2.86%	2.93%	3.71%	3.69%	3.86%
Portfolio turnover rate[7]	3%	33%	42%	49%	31%	11%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	123

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$84.42	$81.40	$63.40	$56.59	$54.97	$44.33
Investment operations:
Net investment income[1]	0.48	0.99	0.73	1.03	0.74	0.65
Net realized and unrealized gain (loss)	(10.84)	2.96	17.95	6.86	1.59	10.60
Total from investment operations	(10.36)	3.95	18.68	7.89	2.33	11.25
Dividends to shareholders:
Net investment income	(0.46)	(0.93)	(0.68)	(1.08)	(0.71)	(0.61)
Net asset value, end of period	$73.60	$84.42	$81.40	$63.40	$56.59	$54.97

TOTAL RETURN[2]	(12.33)%	4.89%	29.55%	14.20%	4.39%	25.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$367,988	$422,121	$439,571	$180,687	$147,127	$134,672
Ratios to average net assets[3] of:
Expenses	0.38%[4,5]	0.39%[5,6]	0.38%	0.38%[5]	0.38%[5]	0.38%[5]
Net investment income	1.15%[4]	1.24%	0.98%	1.83%	1.43%	1.37%
Portfolio turnover rate[7]	3%	43%	61%	50%	41%	19%

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$74.25	$68.29	$59.33	$53.04	$48.84	$42.89
Investment operations:
Net investment income[1]	1.00	1.91	1.68	1.65	1.47	1.37
Net realized and unrealized gain (loss)	(6.33)	5.86	8.91	6.32	4.15	5.92
Total from investment operations	(5.33)	7.77	10.59	7.97	5.62	7.29
Dividends to shareholders:
Net investment income	(1.01)	(1.81)	(1.63)	(1.68)	(1.42)	(1.34)
Net asset value, end of period	$67.91	$74.25	$68.29	$59.33	$53.04	$48.84

TOTAL RETURN[2]	(7.25)%	11.47%	18.10%	15.39%	11.81%	17.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$468,608	$582,862	$419,955	$296,638	$243,985	$170,948
Ratios to average net assets[3] of:
Expenses	0.28%[4,8]	0.29%[5,9]	0.28%	0.28%[5]	0.28%[5]	0.28%[5]
Net investment income	2.73%[4]	2.64%	2.65%	3.05%	3.03%	3.10%
Portfolio turnover rate[7]	1%	13%	12%	13%	15%	6%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[8]	Included in the expense ratio are legal expenses, which are not annualized. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

124	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$73.94	$67.79	$56.14	$50.62	$47.12	$41.56
Investment operations:
Net investment income[1]	0.70	1.34	1.12	1.07	0.88	0.77
Net realized and unrealized gain (loss)	(6.20)	6.05	11.63	5.51	3.58	5.55
Total from investment operations	(5.50)	7.39	12.75	6.58	4.46	6.32
Dividends to shareholders:
Net investment income	(0.80)	(1.24)	(1.10)	(1.06)	(0.96)	(0.76)
Net asset value, end of period	$67.64	$73.94	$67.79	$56.14	$50.62	$47.12

TOTAL RETURN[2]	(7.50)%	10.93%	22.89%	13.23%	9.74%	15.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$67,645	$107,209	$71,174	$53,329	$43,026	$54,193
Ratios to average net assets of:
Expenses	0.28%[3]	0.29%[4]	0.28%	0.28%[5]	0.28%[5,6]	0.28%[5,6]
Net investment income	1.91%[3]	1.88%	1.81%	2.10%[5]	1.90%[5]	1.82%[5]
Portfolio turnover rate[7]	1%	16%	13%	13%	12%	9%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$31.23	$27.95	$24.86
Investment operations:
Net investment income[1]	0.33	0.66	0.48
Net realized and unrealized gain (loss)	(2.60)	3.21	3.02
Total from investment operations	(2.27)	3.87	3.50
Dividends and distributions to shareholders:
Net investment income	(0.32)	(0.59)	(0.41)
Capital gains	–	(0.00)[8]	(0.00)[8]
Total dividends and distributions to shareholders	(0.32)	(0.59)	(0.41)
Net asset value, end of period	$28.64	$31.23	$27.95

TOTAL RETURN[2]	(7.31)%	13.94%	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$483,987	$448,158	$104,802
Ratios to average net assets of:
Expenses	0.28%[3]	0.29%[4]	0.28%[3]
Net investment income	2.17%[3]	2.19%	2.11%[3]
Portfolio turnover rate[7]	1%	35%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

[8]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	125

Financial Highlights (concluded)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2015 (unaudited)	For the Year Ended March 31, 2015	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$30.12	$28.43	$25.02
Investment operations:
Net investment income[1]	0.32	0.65	0.34
Net realized and unrealized gain (loss)	(4.08)	1.69	3.32
Total from investment operations	(3.76)	2.34	3.66
Dividends and distributions to shareholders:
Net investment income	(0.30)	(0.65)	(0.25)
Capital gains	–	(0.00)[2]	–
Total dividends and distributions to shareholders	(0.30)	(0.65)	(0.25)
Net asset value, end of period	$26.06	$30.12	$28.43

TOTAL RETURN[3]	(12.56)%	8.37%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,668	$22,594	$24,163
Ratios to average net assets of:
Expenses	0.38%[4]	0.39%[5]	0.38%[4]
Net investment income	2.21%[4]	2.30%	1.82%[4]
Portfolio turnover rate[6]	1%	53%	71%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation, as well.

See Notes to Financial Statements.

126	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2015, the Trust offered 79 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree High Dividend Fund (“High Dividend Fund”) (formerly, WisdomTree Equity Income Fund)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”) (formerly, WisdomTree U.S. Dividend Growth Fund)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”) (formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities

WisdomTree Domestic Earnings and Dividend Funds	127

Notes to Financial Statements (unaudited) (continued)

(including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers.

128	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing each Fund’s assets:

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$916,854,919	$—	$—
Exchange-Traded Funds	2,183,316	—	—
Investment of Cash Collateral for Securities Loaned	—	18,322,186	—
Total	$919,038,235	$18,322,186	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$124,795,504	$—	$—
Exchange-Traded Fund	19,598	—	—
Investment of Cash Collateral for Securities Loaned	—	189,492	—
Total	$124,815,102	$189,492	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$857,932,118	$—	$—
Exchange-Traded Fund	1,290	—	—
Investment of Cash Collateral for Securities Loaned	—	3,992,451	—
Total	$857,933,408	$3,992,451	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,619,453,031	$—	$—
Exchange-Traded Fund	1,216,725	—	—
Investment of Cash Collateral for Securities Loaned	—	20,775	—
Total	$1,620,669,756	$20,775	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$30,684,393	$—	$—
Exchange-Traded Funds	128,989	—	—
Investment of Cash Collateral for Securities Loaned	—	131,940	—
Total	$30,813,382	$131,940	$—

WisdomTree Domestic Earnings and Dividend Funds	129

Notes to Financial Statements (unaudited) (continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,421,037,646	$—	$—
Exchange-Traded Fund	63,993	—	—
Investment of Cash Collateral for Securities Loaned	—	49,143,858	—
Total	$1,421,101,639	$49,143,858	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$698,496,570	$—	$—
Exchange-Traded Fund	1,432,670	—	—
Investment of Cash Collateral for Securities Loaned	—	24,608,659	—
Total	$699,929,240	$24,608,659	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,127,301,119	$—	$—
Exchange-Traded Fund	2,377,672	—	—
Investment of Cash Collateral for Securities Loaned	—	79,832,049	—
Total	$1,129,678,791	$79,832,049	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$365,024,730	$—	$—
Exchange-Traded Fund	2,249,643	—	—
Investment of Cash Collateral for Securities Loaned	—	25,574,379	—
Total	$367,274,373	$25,574,379	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$466,911,126	$—	$—
Exchange-Traded Fund	599,421	—	—
Investment of Cash Collateral for Securities Loaned	—	2,288,103	—
Total	$467,510,547	$2,288,103	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$67,550,728	$—	$—
Investment of Cash Collateral for Securities Loaned	—	523,681	—
Total	$67,550,728	$523,681	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$483,347,188	$—	$—
Investment of Cash Collateral for Securities Loaned	—	657,837	—
Total	$483,347,188	$657,837	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$28,604,468	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,361,837	—
Total	$28,604,468	$1,361,837	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

There were no Level 3 securities at or during the six months ended September 30, 2015.

130	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the six months ended September 30, 2015, SmallCap Dividend Fund transferred securities with a fair value of $66,688 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments as of September 30, 2015

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld, if any.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except U.S. Quality Dividend Growth Fund and U.S. SmallCap Quality Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for U.S. Quality Dividend Growth Fund and U.S. SmallCap Quality Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

During the six months ended September 30, 2015, High Dividend Fund, MidCap Dividend Fund and Total Dividend Fund (the “Affected Funds”) incurred legal expenses pertaining to defending against litigation brought against former shareholders of Lyondell Chemical Company (“Lyondell”), such as the Affected Funds. The lawsuit seeks to recover amounts paid to former shareholders of Lyondell as fraudulent transfers in connection with the leveraged buyout of Lyondell by Basell AF S.C.A in December of 2007 after Lyondell filed for bankruptcy in 2008. While the Affected Funds believe that they have valid defenses and are participating in the defense along with a number of other shareholders, at this stage of the proceedings, the Affected Funds are not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on an Affected Fund’s net asset value.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to

WisdomTree Domestic Earnings and Dividend Funds	131

Notes to Financial Statements (unaudited) (continued)

the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2015, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2015, the Funds had securities on loan and the value of the related collateral received by each Fund exceeded the value of the securities loaned by each Fund at period end. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

132	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dividend ex-Financials Fund	0.38%
Earnings 500 Fund	0.28%
High Dividend Fund	0.38%
LargeCap Dividend Fund	0.28%
LargeCap Value Fund	0.38%
MidCap Dividend Fund	0.38%
MidCap Earnings Fund	0.38%
SmallCap Dividend Fund	0.38%
SmallCap Earnings Fund	0.38%
Total Dividend Fund	0.28%
Total Earnings Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. WTAM waives its advisory fees for each Fund’s investment, associated with daily uninvested cash, in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations. Please see Note 7 “Other Affiliated Parties and Transactions” for additional information.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2015, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Domestic Earnings and Dividend Funds	133

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2015 are shown in the below table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown in the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dividend ex-Financials Fund	$37,759,457	$19,569,342	$—	$204,977,042
Earnings 500 Fund	1,757,587	1,351,672	—	3,669,044
High Dividend Fund	20,981,946	15,247,132	—	115,980,331
LargeCap Dividend Fund	26,139,926	19,567,188	3,246,297	340,140,573
LargeCap Value Fund	18,364,293	18,313,729	23,555,205	16,630,672
MidCap Dividend Fund	76,240,638	72,764,454	93,343,331	105,576,468
MidCap Earnings Fund	17,897,759	17,568,306	48,283,903	—
SmallCap Dividend Fund	40,796,469	38,116,348	60,533,810	15,776,332
SmallCap Earnings Fund	10,578,574	10,533,931	12,643,178	11,705,538
Total Dividend Fund	9,215,026	7,610,673	—	70,271,370
Total Earnings Fund	1,136,262	931,196	—	31,070,563
U.S. Quality Dividend Growth Fund	7,790,453	6,488,237	119,319,787	37,795,439
U.S. SmallCap Quality Dividend Growth Fund	386,557	364,373	10,015,111	—

6. FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend ex-Financials Fund	$984,189,136	$80,239,916	$(127,068,631)	$(46,828,715)
Earnings 500 Fund	115,281,096	17,195,457	(7,471,959)	9,723,498
High Dividend Fund	907,648,788	48,947,282	(94,670,211)	(45,722,929)
LargeCap Dividend Fund	1,620,532,598	131,766,974	(131,609,041)	157,933
LargeCap Value Fund	30,477,556	2,608,366	(2,140,600)	467,766
MidCap Dividend Fund	1,498,759,144	114,110,218	(142,623,865)	(28,513,647)
MidCap Earnings Fund	741,055,073	65,126,151	(81,643,325)	(16,517,174)
SmallCap Dividend Fund	1,263,167,612	102,626,291	(156,283,063)	(53,656,772)
SmallCap Earnings Fund	425,783,443	37,577,086	(70,511,777)	(32,934,691)
Total Dividend Fund	439,080,779	61,131,435	(30,413,564)	30,717,871
Total Earnings Fund	68,473,106	6,113,505	(6,512,202)	(398,697)
U.S. Quality Dividend Growth Fund	515,387,618	16,481,895	(47,864,488)	(31,382,593)
U.S. SmallCap Quality Dividend Growth Fund	32,823,079	1,465,739	(4,322,513)	(2,856,774)

134	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2015 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2015	Dividend Income
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$2,992,839	$5,015,992	$6,862,347	$1,095,955	$30,873
WisdomTree MidCap Dividend Fund	3,008,754	5,015,280	6,817,163	1,087,361	30,687
Total	$6,001,593	$10,031,272	$13,679,510	$2,183,316	$61,560

Earnings 500 Fund
WisdomTree High Dividend Fund	$158,834	$977,551	$1,083,489	$19,598	$7,517

High Dividend Fund
WisdomTree Total Dividend Fund	$1,968,955	$5,844,087	$7,607,057	$1,290	$27,115

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$2,427,941	$9,523,562	$10,579,995	$1,216,725	$45,426

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$34,983	$180,317	$110,573	$90,669	$1,619
WisdomTree MidCap Earnings Fund	15,154	77,268	47,160	38,320	379
Total	$50,137	$257,585	$157,733	$128,989	$1,998

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$2,739,441	$9,653,928	$12,167,740	$63,993	$38,528

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,841,673	$1,119,682	$2,293,818	$1,432,670	$36,665

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$1,781,942	$11,608,910	$10,809,056	$2,377,672	$37,183

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,153,993	$1,706,931	$446,680	$2,249,643	$7,837

Total Dividend Fund
WisdomTree Total Earnings Fund	$1,129,266	$3,073,799	$3,539,213	$599,421	$10,224
8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to Fair Value Measurement Topic 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. WTAM is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

WisdomTree Domestic Earnings and Dividend Funds	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2015 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”) and the Sub- Advisory Agreement (the “Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On June 10, 2015, a committee of Independent Trustees (the “Contracts Review Committee”) met with independent legal counsel to discuss the types of information the Independent Trustees required and the manner in which Fund management would organize and present such information. On July 15, 2015, members of the Contracts Review Committee met with representatives from WTAM for a preliminary discussion of matters relating to the Board’s consideration of the continuance of the Agreements. At a meeting of the Contracts Review Committee held on August 6, 2015, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds and other index-based funds in the WisdomTree fund complex, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by the Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant WisdomTree benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The

136	WisdomTree Domestic Earnings and Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of their entire management fee and reimbursement of certain operating expenses. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data, the unique attributes of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability), although the current trend is positive. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar

WisdomTree Domestic Earnings and Dividend Funds	137

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

138	WisdomTree Domestic Earnings and Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Domestic Earnings and Dividend Funds	139

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2015:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

(formerly, WisdomTree Equity Income Fund)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

(formerly, WisdomTree U.S. Dividend Growth Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

(formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WTGM-0809

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 4, 2015

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 4, 2015